Filed Pursuant to Rule 485(a)
                                                   Registration No.      2-71299
                                                                        811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
         Pre-Effective Amendment No.
         Post-Effective Amendment No.   67                                     X



                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
         Amendment No.   67                                                    X



                        FRANK RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     909 A Street, Tacoma, Washington 98402
               (Address of Principal Executive Office) (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001




  Gregory J. Lyons, Associate General Counsel        John V. O'Hanlon, Esq.
       Frank Russell Investment Company                   Dechert LLP
                 909 A Street                   200 Clarendon Street, 27th Floor
           Tacoma, Washington 98402               Boston, Massachusetts 02116
                 253-596-2406                             617-728-7100


--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

   It is proposed that this filing will become effective (check appropriate box)


         (     )  immediately upon filing pursuant to paragraph (b)
         (     )  on __________________ pursuant to paragraph (b)
         ( X   )  60 days after filing pursuant to paragraph (a)(1)
         (     )  on __________________, pursuant to paragraph (a)(1)
         (     )  75 days after filing pursuant to paragraph (a)(2)
         (     )  on (date) pursuant to paragraph (a)(2) of rule 485.
         If appropriate, check the following box:
         (     )  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




THIS POST-EFFECTIVE AMENDMENT NO. 67 TO THE REGISTRATION STATEMENT OF FRANK RUSSELL INVESTMENT COMPANY (THE "REGISTRANT") IS BEING FILED FOR THE PURPOSE OF UPDATING CERTAIN INFORMATION FOR TWENTY-NINE SERIES OF THE REGISTRANT AND TO MAKE CERTAIN OTHER CHANGES TO THE REGISTRANT'S DISCLOSURE DOCUMENTS.

FRANK RUSSELL INVESTMENT COMPANY







        INSTITUTIONAL FUNDS

        PROSPECTUS
        CLASS E AND I SHARES:
        EQUITY I FUND
        EQUITY Q FUND
        EQUITY II FUND
        SELECT GROWTH FUND
        SELECT VALUE FUND

        INTERNATIONAL FUND
        FIXED INCOME I FUND
        FIXED INCOME III FUND
        CLASS E AND S SHARES:
        REAL ESTATE SECURITIES FUND
        EMERGING MARKETS FUND
        SHORT TERM BOND FUND




        March 1, 2004










        909 A STREET, TACOMA, WA 98402 o 800-787-7354

        As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.
                                                                  [Russell Logo]

                                                           Table of Contents

Risk/Return Summary........................................................... 1

   Investment Objective, Principal Investment Strategies and Principal Risks.. 1
   Performance................................................................ 7
   Fees and Expenses..........................................................20
The Purpose of the Funds-- Multi-Style, Multi-Manager Diversification.........23
Management of the Funds.......................................................43
Investment Objective and Principal Investment Strategies......................25
Risks.........................................................................39
The Money Managers............................................................45
Portfolio Turnover............................................................45
Dividends and Distributions...................................................45
Taxes.........................................................................46
How Net Asset Value is Determined.............................................47
Distribution and Shareholder Servicing Arrangements...........................47
How to Purchase Shares........................................................47
Exchange Privilege............................................................49
How to Redeem Shares..........................................................49
Payment of Redemption Proceeds................................................50
Other Things to Know About Share Transactions.................................50
Financial Highlights..........................................................52
Money Manager Information.....................................................76

                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks



     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.



EQUITY I FUND


     Non-Fundamental
     Investment Objective
               Seeks to provide long term capital growth.


     Principal  Investment
               The Equity I Fund invests primarily in common stocks of medium and large capitalization Strategies companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

     Principal Risks
               An investment in the Equity I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY Q FUND


     Fundamental
     Investment Objective
               Seeks to provide long term capital growth.


     Principal  Investment
     Strategies
               The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

     Principal Risks
               An investment in the Equity Q Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY II FUND


     Non-Fundamental
     Investment Objective
               Seeks to provide long term capital growth.


     Principal  Investment
     Strategies
               The Equity II Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks
               An investment in the Equity II Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT GROWTH FUND


     Non-Fundamental
     Investment Objective
               Seeks to provide long term capital growth.

     Principal  Investment
     Strategies
               The Select Growth Fund invests primarily in large and medium capitalization stocks with some exposure to small and micro capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.


               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.


     Principal Risks
               An investment in the Select Growth Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT VALUE FUND


     Non-Fundamental
     Investment Objective
               Seeks to provide long term capital growth.


     Principal  Investment
     Strategies
               The Select Value Fund invests primarily in large and medium capitalization stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

     Principal Risks
               An investment in the Select Value Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.



INTERNATIONAL FUND


     Fundamental
     Investment Objective
               Seeks to provide long term capital growth.


     Principal  Investment
     Strategies
               The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks
               An investment in the International Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME I FUND


     Fundamental
     Investment Objective
               Seeks to provide current income and the preservation of capital.


     Principal   Investment
     Strategies
               The Fixed Income I Fund invests  primarily  in  investment  grade fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [_____] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal
               Risks An investment in the Fixed Income I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME III FUND


     Non-Fundamental
     Investment Objective
               Seeks to provide current income and capital appreciation.


     Principal  Investment
     Strategies F
               The Fixed Income III Fund invests primarily in fixed-income securities. In particular, the und holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities.

               It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [_____] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks
               An investment in the Fixed Income III Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

 REAL ESTATE SECURITIES FUND

     Non-Fundamental
     Investment Objective
               Seeks to provide current income and long term capital growth.

     Principal  Investment
     Strategies
               The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments primarily in equity securities of issuers whose value is derived from ownership, development and management of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks
               An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

 EMERGING MARKETS FUND


     Non-Fundamental
     Investment Objective
               Seeks to provide long term capital growth.

     Principal  Investment
     Strategies
               The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


     Principal Risks
               An investment in the Emerging Markets Fund, like any investment, has risks which may be higher than other types of investments due to the higher risks associated with emerging markets investments. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

 SHORT TERM BOND FUND


     Non-Fundamental
     Investment Objective
               Seeks to provide current income and preservation of capital with a focus on short duration securities.


     Principal  Investment
     Strategies

               The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."


               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was [____] years as of December 31, 2003, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks
               An investment in the Short Term Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

               An  investment  in any  Fund  is not a  bank  deposit  and is not
               insured  or   guaranteed   by  the  Federal   Deposit   Insurance
               Corporation or any other government agency.

                                   Performance


      The following bar charts illustrate the risks of investing in the Funds by showing how the performance of Class I Shares of the Equity I, Equity II, Equity Q, International, Fixed Income I, Fixed Income III, Select Growth and Select Value Funds, of Class S Shares of the Emerging Markets and Short Term Bond Funds and of Class E Shares of the Real Estate Securities Fund varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities, Select Growth and Select Value Funds, do not reflect deduction of investment management fees. The return for other Classes of Shares offered by the Funds (both before and after tax) may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares, Class S Shares or Class E Shares, as applicable, are set forth below the bar charts.


      The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

      Returns for Class E Shares of each Fund (other than the Select Growth and Select Value Funds) prior to the date the Fund first issued Class E Shares are those of the Fund's Class I or Class S Shares and therefore do not reflect deduction of shareholder servicing fees. The following Funds commenced operations of their Class E Shares on the following dates: Emerging Markets Fund--September 22, 1998; Real Estate Securities Fund--November 4, 1996; Short Term Bond Fund--February 18, 1999; and all other Funds--May 14, 1999. The Select Growth and Select Value Funds commenced operations on January 31, 2001.

      The returns shown for the Class E Shares of the Real Estate Securities Fund reflect the deduction of Rule 12b-1 distribution fees from the date that Fund's Class E Shares were first issued on November 4, 1996 until May 18, 1998. Effective May 18, 1998, Class E Shares of the Real Estate Securities Fund no longer charged Rule 12b-1 distribution fees, which had reduced returns prior to that date. The results shown have not been increased to reflect the effect of the elimination of those fees.


      Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Funds' Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                                  Equity I Fund
                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I

[Bar Chart]

1994     0.79%
1995     35.94%
1996     23.58%
1997     32.02%
1998     25.10%
1999     18.98%
2000     -10.46%
2001     -14.49%
2002     -22.12%
2003     [_______]

Best Quarter:      ______% (__Q/__)
Worst Quarter:     (______%) (__Q/__)




   Average annual total returns
   for the periods ended December 31, 2003                                   1 Year     5 Years    10 Years
   ---------------------------------------                                   ------     -------    --------

   Return Before Taxes, Class E...........................................        %           %        %

   Return Before Taxes, Class I...........................................        %           %        %

   Return After Taxes on Distributions, Class I...........................        %           %        %

   Return After Taxes on Distributions and Sale of Fund Shares, Class I...        %           %        %

   Russell 1000(R)Index...................................................        %           %        %


                                  Equity Q Fund
                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I


[Bar Chart

1994     0.99%
1995     37.91%
1996     23.67%
1997     33.07%
1998     25.98%
1999     21.96%
2000     -7.30%
2001     -10.31%
2002     -22.61%
2003     [_______]

Best Quarter:        _____% (__Q/__)
Worst Quarter:       (_____%) (__Q/__)




   Average annual total returns
   for the periods ended December 31, 2003                                    1 Year    5 Years    10 Years
   ---------------------------------------                                    ------    - -----    --------

   Return Before Taxes, Class E...............................................       %         %          %

   Return Before Taxes, Class I...............................................       %         %          %

   Return After Taxes on Distributions, Class I...............................       %         %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class I.......       %         %          %

   Russell 1000 Index.........................................................       %         %          %


                                                         Equity II Fund
                                                      Annual Total Returns
                                               (for the years ended December 31)
                                                               Class I

[Bar Chart

1994     -2.60%
1995     28.67%
1996     18.51%
1997     28.66%
1998     0.70%
1999     22.60%
2000     9.40%
2001     -1.93%
2002     -18.98%
2003     [_______]

Best Quarter:      _____% (__Q/__)
Worst Quarter:     (_____%) (__Q/__)





   Average annual total returns
   for the periods ended December 31, 2003                                  1 Year     5 Years     10 Years
                                                                             ------     -------     --------


   Return Before Taxes, Class E.............................................        %          %            %

   Return Before Taxes, Class I.............................................        %          %            %

   Return After Taxes on Distributions, Class I.............................        %          %            %

   Return After Taxes on Distributions and Sale of Fund Shares, Class I.....        %          %            %


   Russell 2500(TM)Index....................................................        %          %            %

   Russell 2000(R)Index.....................................................        %          %            %



                               Select Growth Fund
                              Annual Total Returns
                        (for the year ended December 31)
                                     Class I


[Bar Chart

2002     -30.17%
2003     [_______]

Best Quarter:       _____% (__Q__/__)
Worst Quarter:      (_____%) (__Q/__)



  Average annual total returns                                                                Since
  for the periods ended December 31, 2003                                          1 Year    Inception*
  ---------------------------------------

  Return Before Taxes, Class E.................................................          %             %

  Return Before Taxes, Class I.................................................          %             %

  Return After Taxes on Distributions, Class I.................................          %             %

  Return After Taxes on Distributions and Sale of Fund Shares, Class I.........          %             %

  Russell 1000(R)Growth Index..................................................          %             %



--------------------------

* The Select Growth Fund commenced operations on January 31, 2001.

                                Select Value Fund
                              Annual Total Returns
                        (for the year ended December 31)
                                     Class I

[Bar Chart

2002     -30.17%
2003     [_______]

Best Quarter:       _____% (__Q/__)
Worst Quarter:      (_____%) (__Q/__)



  Average annual total returns                                                                    Since
  for the periods ended December 31, 2003                                           1 Year     Inception*
  ---------------------------------------                                           ------     ----------

  Return Before Taxes, Class E.....................................................        %        %

  Return Before Taxes, Class I.....................................................        %        %

  Return After Taxes on Distributions, Class I.....................................        %        %

  Return After Taxes on Distributions and Sale of Fund Shares, Class I.............        %        %

  Russell 1000(R)Value Index.......................................................         %        %


* The Select Value Fund commenced operations on January 31, 2001.

                                                       International Fund
                                                      Annual Total Returns
                                               (for the years ended December 31)
                                                                Class I


[Bar Chart

1994     5.38%
1995     10.71%
1996     7.98%
1997     0.58%
1998     13.52
1999     30.46%
2000     -11.35%
2001     -21.80%
2002     -15.74%
2003     [_______]


Best Quarter:       _____% (__Q/__)
Worst Quarter:      (_____%) (__Q/__)





   Average annual total returns
   for the periods ended December 31, 2003                                                     1 Year     5 Years     10 Years
                                                                                                ------     -------     --------


   Return Before Taxes, Class E............................................................            %          %            %

   Return Before Taxes, Class I............................................................            %          %            %

   Return After Taxes on Distributions, Class I............................................            %          %            %

   Return After Taxes on Distributions and Sale of Fund Shares, Class I....................            %          %            %

   MSCI EAFE Index.........................................................................            %          %            %


                                                     Fixed Income I Fund
                                                     Annual Total Returns
                                              (for the years ended December 31)
                                                           Class I


[Bar Chart

1994     -2.97%
1995     18.03%
1996     3.75%
1997     9.42%
1998     8.37%
1999     -1.04%
2000     11.51%
2001     8.09%
2002     9.57%
2003     [_______]

Best Quarter:      _____% (__Q/__)
Worst Quarter:     (_____%) (__Q/__)




   Average annual total returns
   for the periods ended December 31, 2003                                                     1 Year     5 Years    10 Years
                                                                                                ------     -------    --------


   Return Before Taxes, Class E............................................................            %          %            %

   Return Before Taxes, Class I............................................................            %          %            %

   Return After Taxes on Distributions, Class I............................................            %          %            %

   Return After Taxes on Distributions and Sale of Fund Shares, Class I....................            %          %            %

   Lehman Brothers Aggregate Bond Index....................................................            %          %            %

   30-Day Yields for the year ended December 31, 2003

   Class E...........................  ______%

   Class I  .........................  ______%


     To obtain current yield information, please call 1-800-787-7354.

                                                   Fixed Income III Fund
                                                    Annual Total Returns
                                             (for the years ended December 31)
                                                          Class I

[Bar Chart]

1994     -3.89%
1995     17.99%
1996     4.88%
1997     9.64%
1998     6.80%
1999     -0.29%
2000     10.31%
2001     7.62%
2002     8.67%
2003     [_______]

Best Quarter:      _____% (__Q/__)
Worst Quarter:     (_____%) (__Q/__)



   Average annual total returns                                                                 1 Year     5 Years    10 Years
   for the periods ended December 31, 2003
                                                                                                ------     -------    --------


   Return Before Taxes, Class E............................................................            %          %            %

   Return Before Taxes, Class I............................................................            %          %            %

   Return After Taxes on Distributions, Class I............................................            %          %            %

   Return After Taxes on Distributions and Sale of Fund Shares, Class I....................            %          %            %

   Lehman Brothers Aggregate Bond Index....................................................            %          %            %

   30-Day Yields for the year ended December 31, 2003

   Class E...........................  _____%

   Class I  .........................  _____%




      To obtain current yield information, please call 1-800-787-7354.

                                            Real Estate Securities Fund
                                                Annual Total Returns
                                         (for the years ended December 31)
                                                      Class S

[Bar Chart]

1994     7.24%
1995     10.87%
1996     36.81%
1997     18.99%
1998     -15.94%
1999     0.54%
2000     29.36%
2001     7.68%
2002     3.31%
2003     [_______]

Best Quarter:       _____% (__Q/__)
Worst Quarter:      (_____%) (__Q/__)


                                                                                                      1        5
   Average annual total returns                                                                      Year    Years    10 Years
   for the periods ended December 31, 2003                                                           -----   ------    --------

---------------------------------------                                                         -       -

   Return Before Taxes, Class E.................................................................        %         %          %

   Return Before Taxes, Class S.................................................................        %         %          %

   Return After Taxes on Distributions, Class S.................................................        %         %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class S.........................        %         %          %

   NAREIT Equity REIT Index.....................................................................        %         %          %


                                                   Emerging Markets Fund
                                                    Annual Total Returns
                                             (for the years ended December 31)
                                                          Class S




[Bar Chart]

1994     -5.83%
1995     -8.21%
1996     12.26%
1997     -3.45%
1998     -27.57%
1999     49.03%
2000     30.76%
2001     -3.38%
2002     -7.51%
2003     [_______]




Best Quarter:       _____% (__Q/__)
Worst Quarter:      (_____%) (__Q/__)



   Average annual total returns
   for the periods ended December 31, 2003                                                       1 Year   5 Years     10 Years
   ---------------------------------------                                                       ------   - -----     --------

   Return Before Taxes, Class E..............................................................          %         %           %

   Return Before Taxes, Class S..............................................................          %         %           %

   Return After Taxes on Distributions, Class S..............................................          %         %           %

   Return After Taxes on Distributions and Sale of Fund Shares, Class S......................          %         %           %

   MSCI Emerging Markets Free Index..........................................................          %         %          %


                                              Short Term Bond Fund
                                               Annual Total Returns
                                        (for the years ended December 31)
                                                     Class S





[Bar Chart]

1994     0.82%
1995     9.95%
1996     4.76%
1997     6.02%
1998     6.09%
1999     3.03%
2000     7.63%
2001     8.30%
2002     6.31%
2003     [_______]





Best Quarter:       _____% (__Q/__)
Worst Quarter:      (_____%) (__Q/__)



  Average annual total returns
  for the periods ended December 31, 2003                                                      1 Year     5 Years    10 Years
                                                                                                ------     -------    --------


  Return Before Taxes, Class E.............................................................            %          %            %

  Return Before Taxes, Class I.............................................................            %          %            %

  Return After Taxes on Distributions, Class S.............................................            %          %            %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S.....................            %          %            %


  Merrill Lynch 1-2.99 Years Treasury Index................................................            %          %            %

  30-Day Yields for the year ended December 31, 2003

  Class E............................  _____%

  Class S ...........................  _____%


     To obtain current yield information, please call 1-800-787-7354.



                                Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

      If you purchase any Class of Shares of certain Funds, you or your Financial Intermediary may pay an annual shareholder investment services fee directly to FRIMCo pursuant to a separate agreement with FRIMCo. The fee is calculated as a percentage of the amount you or your Financial Intermediary have invested in the Funds and may range from 0.00% to 0.40% of the amount invested.


                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                           Maximum Sales
                                                          Maximum Sales     Charge (Load)
                                                          Charge (Load)      Imposed on        Maximum
                                                           Imposed on         Reinvested      Deferred Sale    Redemption  Exchange
                                                            Purchases       Dividends          Charge (Load)       Fees       Fees
                                                           ---------        ---------         ---------         ---------  ---------
All Funds, Classes E, I and S........................         None             None            None            None       None


                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)



                                                      Other Expenses       Total Gross       Fee Waivers          Total Net
                                                        (including         Annual Fund       and Expense         Annual Fund
                                                     Administrative         Operating      Reimbursements#    Operating Expenses
                                           Advisory      Fees and           Expenses
                                           Fee         Shareholder
                                                     Servicing Fees)

Class E Shares*
   Equity I Fund.......................    0.55%               %                   %                %                   %
   Equity Q Fund.......................    0.55%               %                   %                %                   %
   Equity II Fund......................    0.70%               %                   %                %                   %
   Select Growth Fund #................    0.80%               %                   %                %                   %
   Select Value Fund #.................    0.70%               %                   %                %                   %
   International Fund..................    0.70%               %                   %                %                   %
   Fixed Income I Fund.................    0.25%               %                   %                %                   %
   Fixed Income III Fund...............    0.50%               %                   %                %                   %
   Real Estate Securities Fund.........    0.80%               %                   %                %                   %
   Emerging Markets Fund...............    1.15%               %                   %                %                   %
   Short Term Bond Fund#...............    0.45%               %                   %                %                   %
Class I Shares
   Equity I Fund.......................    0.55%               %                   %                %                   %
   Equity Q Fund.......................    0.55%               %                   %                %                   %
   Equity II Fund......................    0.70%               %                   %                %                   %
   Select Growth Fund #................    0.80%               %                   %                %                   %
   Select Value Fund #.................    0.70%               %                   %                %                   %
   International Fund..................    0.70%               %                   %                %                   %
   Fixed Income I Fund.................    0.25%               %                   %                %                   %
   Fixed Income III Fund...............    0.50%               %                   %                %                   %
Class S Shares
   Real Estate Securities Fund.........    0.80%               %                   %                %                   %
   Emerging Markets Fund...............    1.15%               %                   %                %                   %
   Short Term Bond Fund#...............    0.45%               %                   %                %                   %



* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

** Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2004.


# [For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until _______________, 2005, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class E and Class I exceed _____% and _____%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class E and Class I to _____% and _____%, respectively.

     For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until ___________________, 2005, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class E and Class I exceed _____% and _____%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class E and Class I to _____% and _____%, respectively.

     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until ____________________, 2005, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed _____% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. ]


## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to FRIMCo for services FRIMCo provides to the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

      In addition to the advisory and  administrative  fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves and collateral for all Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in FRIC's Money Market Fund are 0.10% (net of fee waivers and reimbursements).

Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through __________________, 2005. The calculation of costs for the one year period does take into account such waivers.


      Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                        1 Year   3 Years   5 Years   10 Years
                                        ------   -------   -------   --------
Class E Shares
   Equity I Fund........................  $        $         $          $
   Equity Q Fund........................
   Equity II Fund.......................
   Select Growth Fund...................
   Select Value Fund....................
   International Fund...................
   Fixed Income I Fund..................
   Fixed Income III Fund................
   Real Estate Securities Fund..........
   Emerging Markets Fund................
   Short Term Bond Fund.................

Class I Shares
   Equity I Fund........................  $        $         $          $
   Equity Q Fund........................
   Equity II Fund.......................
   Select Growth Fund...................
   Select Value Fund....................
   International Fund...................
   Fixed Income I Fund..................
   Fixed Income III Fund................
Class S Shares
   Real Estate Securities Fund..........  $        $         $          $
   Emerging Markets Fund................
   Short Term Bond Fund.................

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

      Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

      Three functions form the core of Russell's consulting services:
      o Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

      o Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

      o Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.



                             MANAGEMENT OF THE FUNDS


      The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2003, managed over $_____ billion in 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


      Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

      Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers as more fully described below. Each of the Fund's money managers makes investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

         FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo develops the investment programs for each Fund, selects, subject to approval of the Funds' Board, money managers for the Funds, allocates Fund assets among the money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. FRIMCo may also directly manage portions of a Fund during periods of transitions from one money manger to another.

      FRIMCo's officers and employees who manage the FRIC Funds and oversee the money managers of the FRIC Funds are:

       o Thomas F. Hanly, Chief Investment Officer of Russell and FRIMCo since January 2004. From 1999 to 2003, Mr. Hanly was Chief Financial Officer of Russell. From 1997 to 1999, Mr. Hanly served as a Director of Frank Russell Capital.

       o Randall P. Lert, who has been Chief Portfolio Strategist of FRIMCo since January 2004. From 1989 to 2003, Mr. Lert was Chief Investment Officer of FRIMCo.

       o Ernest Ankrim, Ph.D., Chief Investment Strategist since January 2003. Dr. Ankrim was Director, Portfolio Strategy for FRIMCo from January 2001 to December 2002. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

       o Randal C. Burge, Director, Global Equity since January 2003. Mr. Burge was Director, Portfolio Management from December 2001 to December 2002. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

       o Jean Carter, Managing Director, Strategic Investment Resources since January 2003. Ms. Carter was Director, North American IMG from December 2001 to December 2002. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

       o James Duberly, Director of Global Fixed Income of FRIMCo since 2002. From 1998 to 2002, Mr. Duberly was a Portfolio Manager with Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1998, Mr. Duberly was a Senior Portfolio Manager with the Bank for International Settlements based in Basel, Switzerland.

       o Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

       o Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

       o Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

       o Paul R. Greenwood, Director of US Equity for FRIMCo since 2002. From 1993 to 2002, Mr. Greenwood was a Senior Research Analyst for Russell.

       o Robert E. Hall, who has been a Portfolio Manager of FRIMCo since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo.

       o Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for Russell.

       o James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' cash reserves and arranges brokerage execution of certain money manager portfolio decisions on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

       o James A. Jornlin, who has been a Portfolio Manager of FRIMCo since July 1996.

       o Noel Lamb, Director and North American Chief Investment Officer of FRIMCo since January 2003. From 1997 to 2002, Mr. Lamb was Director of Portfolio Management of Frank Russell Company Limited, an affiliate of FRIMCo.

       o Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for Russell from 1995 to 1997 and a Senior Research Analyst for Russell from 1997 to 2000.

       o Michael R. Ruff, who has been a Portfolio Manager of FRIMCo since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst for Russell. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst with Russell.

       o Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for Russell. From 1995 to 1999, Mr. Skatrud was
          Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

       o Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds: o Jeffrey Hussey and Michael Ruff have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.

       o Michael Ruff and Jeff Hussey have primary responsibility for the management of the Short Term Bond and Tax Exempt Bond Funds.

       o Dennis Trittin and Ron Dugan have primary responsibility for the management of the Equity I and Diversified Equity Funds. o Erik Ogard and Dennis Trittin have primary responsibility for the management of the Equity II, Special Growth and Select Growth Funds.

       o Ron Dugan and Dennis Trittin have primary responsibility for the management of the Equity Q, Quantitative Equity and Select Value Funds.

       o Steve Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap Fund.

       o Steve Skatrud and Erik Ogard have primary responsibility for the management of the Tax-Managed Mid & Small Cap Fund.

       o Robert Hall and James Jornlin have primary responsibility for the management of the Emerging Markets Fund. o James Jornlin and Ann Duncan have primary responsibility for the management of the International and International Securities Funds.

       o Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

       o Ron Dugan and Michael Ruff have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

       o Stephen Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

         In the last fiscal year, the aggregate annual rate of advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Equity I Fund, _____%; Equity Q Fund, _____%; Equity II Fund, _____%; Select Growth Fund, _____%; Select Value Fund, _____%; International Fund, _____%; Fixed Income I Fund, _____%; Fixed Income III Fund, _____%; Real Estate Securities Fund, _____%; Emerging Markets Fund, _____%; and Short Term Bond Fund, _____%. Of these aggregate amounts 0.05% is attributable to administrative services.


                               THE MONEY MANAGERS


         Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

         Each  money  manager  has  complete   discretion  to  select  portfolio

securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES



     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.



EQUITY I FUND


     Non-Fundamental
     Investment Objective
               Seeks to provide long term capital growth.

     Principal  Investment
     Strategies
               The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY Q FUND

     Fundamental
     Investment Objective
               Seeks to provide long term capital growth.

     Principal  Investment
     Strategies
               The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY II FUND

     Non-Fundamental
     Investment Objective
               Seeks to provide long term capital growth.

     Principal  Investment
     Strategies
               The Equity II Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $3.1 billion to $117 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT GROWTH FUND

     Non-Fundamental
     Investment Objective
               Seeks to provide long term capital growth.

     Principal  Investment
     Strategies
               The Select Growth Fund invests primarily in large and medium capitalization stocks with some exposure to small and micro capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT VALUE FUND

     Non-Fundamental
     Investment Objective
               Seeks to provide long term capital growth.

     Principal  Investment
     Strategies
               The Select Value Fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL FUND

     Fundamental
     Investment Objective
               Seeks to provide long term capital growth.

     Principal  Investment
     Strategies
               The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.

               To a limited extent, the Fund may also invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.

               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME I FUND

     Fundamental
     Investment Objective
               Seeks to provide current income and the preservation of capital.

Principal Investment
Strategies
               The Fixed Income I Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [_____] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME III FUND

     Non-Fundamental
     Investment Objective
               Seeks to provide current income and capital appreciation.

     Principal Investment
     Strategies
               The Fixed Income III Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [_____] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND

     Non-Fundamental
     Investment Objective
               Seeks to provide current income and long term capital growth.

     Principal  Investment
     Strategies
               The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments primarily in equity securities of issuers whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND

     Non-Fundamental
     Investment Objective
               Seeks to provide long term capital growth.

     Principal  Investment
     Strategies
               The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

               The Fund invests in common stocks of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND

     Non-Fundamental
     Investment Objective
               Seeks to provide current income and preservation of capital with a focus on short duration securities.

     Principal  Investment
     Strategies
               The Short Term Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was [____] years as of December 31, 2003, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

               The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.



         Risk Associated With                                 Description                                Relevant Fund

Multi-Manager Approach                   The investment styles employed by a Fund's money        All Funds
                                         managers may not be complementary. The interplay of
                                         the various strategies employed by a Fund's multiple
                                         money managers may result in a Fund holding a
                                         concentration of certain types of securities. This
                                         concentration may be beneficial or detrimental to a
                                         Fund's performance depending upon the performance of
                                         those securities and the overall economic
                                         environment. The multi-manager approach could result
                                         in a high level of portfolio turnover, resulting in
                                         higher Fund brokerage expenses and increased tax
                                         liability from a Fund's realization of capital gains.

Equity Securities                         he value of equity securities will rise and fall in   Equity I
                                          esponse to the activities of the company that         Equity II
                                          ssued the stock, general market conditions and/or     Equity Q
                                          conomic conditions.                                   International
                                         T                                                      Emerging Markets
                                         r                                                      Real Estate Securities
                                         i                                                      Select Growth
                                         e                                                      Select Value

      o  Value Stocks                    Investments in value stocks are subject to risks       Equity I
                                         that (i) their intrinsic values may never be           Equity II
                                         realized by the market or (ii) such stock may turn     International
                                         out not to have been undervalued.                      Select Value

      o  Growth Stocks                   Growth company stocks may provide minimal dividends    Euity I
                                         which could otherwise cushion stock prices in a        Equity II
                                         market decline. The value of growth company stocks     International
                                         may rise and fall significantly based, in part, on     Select Growth
                                         investors' perceptions of the company, rather than
                                         on fundamental analysis of the stocks.

      o  Market-Oriented                  arket-oriented investments are generally subject to   Equity I
         Investments                      he risks associated with growth and value stocks.     Equity II
                                         M                                                      Equity Q
                                         t                                                      International

      o  Securities of Small             Investments in smaller companies may involve greater   Equity II
         Capitalization Companies        risks because these companies generally have a         Select Growth
                                         limited track record. Smaller companies often have     Select Value
                                         narrower markets and more limited managerial and
                                         financial resources than larger, more established
                                         companies. As a result, their performance can be
                                         more volatile, which may increase the volatility of
                                         a Fund's portfolio.


Fixed-Income Securities                  Prices of fixed-income securities rise and fall in     Short Term Bond
                                         response to interest rate changes. Generally, when     Fixed Income I
                                         interest rates rise, prices of fixed-income            Fixed Income III
                                         securities fall. The longer the duration of the
                                         security, the more sensitive the security is to
                                         this risk. A 1% increase in interest rates would
                                         reduce the value of a $100 note by approximately
                                         one dollar if it had a one-year duration. There is
                                         also a risk that fixed income securities will be
                                         downgraded in credit rating or go into default.
                                         Lower-rated bonds, and bonds with larger final
                                         maturities, generally have higher credit risks.

o Non-Investment Grade
  Fixed-Income  Securities
                    Although lower rated debt  securities                                       Short Term Bond
                    generally offer a  higher  yield  than                                      Fixed Income III
                    higher rated debt securities,  they involve
                    higher risks. They are especially subject to:

                                               o  Adverse changes in general economic
                                                  conditions and in the industries in which
                                                  their issuers are engaged,

                                               o  Changes in the financial condition of
                                                  their issuers and

                                               o  Price fluctuations in response
                                                  to changes in interest rates.

                                         As a result, issuers of lower rated debt
                                         securities are more likely than other issuers to
                                         miss principal and interest payments or to default
                                         which could result in a loss to a Fund.

International Securities                 A Fund's return and net asset value may be             International
                                         significantly affected by political or economic        Emerging Markets
                                         conditions and regulatory requirements in a            Short Term Bond
                                         particular country. Non-US markets, economies and      Fixed Income I
                                         political systems may be less stable than US           Fixed Income III
                                         markets, and changes in exchange rates of foreign
                                         currencies can affect the value of a Fund's
                                         foreign assets. Non-US laws and accounting
                                         standards typically are not as strict as they are
                                         in the US and there may be less public information
                                         available about foreign companies. Non-US
                                         securities markets may be less liquid and have
                                         fewer transactions than US securities markets.
                                         Additionally, international markets may experience
                                         delays and disruptions in securities settlement
                                         procedures for a Fund's portfolio securities.

      o  Non-US Debt Securities          A Fund's non-US debt securities are typically          Short Term Bond
                                         obligations of sovereign governments and               Fixed Income I
                                         corporations. To the extent that a Fund invests a      Fixed Income III
                                         significant portion of its assets in a
                                         concentrated geographic area like Eastern Europe
                                         or Asia, the Fund will generally have more
                                         exposure to regional economic risks associated
                                         with foreign investments.






      o  Emerging Market Countries       Investments in emerging or developing markets          Emerging Markets
                                         involve exposure to economic structures that are       Short Term Bond
                                         generally less diverse and mature, and to              Fixed Income I
                                         political systems which have less stability than       Fixed Income III
                                         those of more developed countries. These               International
                                         securities are particularly subject to a risk of
                                         default from political instability. Emerging
                                         market securities are subject to currency transfer
                                         restrictions and may experience delays and
                                         disruptions in securities settlement procedures
                                         for a Fund's portfolio securities. The volatility
                                         of emerging markets can be significantly higher
                                         than other equity asset classes.

o    Instruments  of US and              Non-US  corporations and banks issuing dollar          Short Term Bond
     Foreign  Banks and  Branches        denominated instruments in the US are not and          Fixed Income I
     Foreign  Corporations,              necessarily  subject to the same  regulatory           Fixed Income III
     Including Yankee Bonds              requirements  that apply to US corporations and
                                         banks,  such as accounting,  auditing and
                                         recordkeeping  standards,  the public
                                         availability of information and, for banks,
                                         reserve requirements,  loan limitations and
                                         examinations.  This adds to the analytical
                                         complexity of these  securities,  and may
                                         increase the possibility  that a non-US
                                         corporation or bank may become  insolvent
                                         or  otherwise  unable to fulfill its
                                         obligations on these instruments.















                    obligations on F these instruments. F

Derivatives (e.g. Futures Contracts,     If a Fund incorrectly forecasts interest rates in      Short Term Bond
Options on Futures, Interest Rate        using derivatives, the Fund could lose money.          Fixed Income I
Swaps)                                   Price movements of a futures contract, option or       Fixed Income III
                                         structured note may not be identical to price
                                         movements of portfolio securities or a securities
                                         index resulting in the risk that, when a Fund buys
                                         a futures contract or option as a hedge, the hedge
                                         may not be completely effective. Furthermore,
                                         regulatory requirements for the Funds to set aside
                                         assets to meet their obligations with respect to
                                         derivatives may result in a Fund being unable to
                                         purchase or sell securities when it would
                                         otherwise be favorable to do so, or in a Fund
                                         needing to sell securities at a disadvantageous
                                         time. A Fund may also be unable to close out its
                                         derivatives positions when desired.

Real Estate Securities                   Just as real estate values go up and down, the         Real Estate Securities
                                         value of the securities of companies involved in
                                         the industry, and in which a Fund invests, also
                                         fluctuates. A Fund that invests in real estate
                                         securities is also subject to the risks associated
                                         with direct ownership of real estate. Additional
                                         risks include declines in the value of real
                                         estate, changes in general and local economic
                                         conditions, increases in property taxes and
                                         changes in tax laws and interest rates. The value
                                         of securities of companies that service the real
                                         estate industry may also be affected by such risks.






      o  REITs                           REITs may be affected by changes in the value of       Real Estate Securities
                                         the underlying properties owned by the REITs and
                                         by the quality of tenants' credit. Moreover, the
                                         underlying portfolios of REITs may not be
                                         diversified, and therefore subject to the risk of
                                         investing in a limited number of properties. REITs
                                         are also dependent upon management skills and are
                                         subject to heavy cash flow dependency, defaults by
                                         tenants, self-liquidation and the possibility of
                                         failing either to qualify for tax-free pass
                                         through of income under federal tax laws or to
                                         maintain their exemption from certain federal
                                         securities laws.

Municipal Obligations                    Municipal obligations are affected by economic,        Fixed Income I
                                         business or political developments. These              Fixed Income III
                                         securities may be subject to provisions of             Short Term Bond
                                         litigation, bankruptcy and other laws affecting
                                         the rights and remedies of creditors, or may
                                         become subject to future laws extending the time
                                         for payment of principal and/or interest, or
                                         limiting the rights of municipalities to levy
                                         taxes.

Repurchase Agreements                    Under a repurchase agreement, a bank or broker         Fixed Income I
                                         sells securities to a Fund and agrees to               Fixed Income III
                                         repurchase them at the Fund's cost plus interest.      Short Term Bond
                                         If the value of the securities declines and the
                                         bank or broker defaults on its repurchase
                                         obligation, a Fund could incur a loss.

Exposing Cash Reserves to                By exposing its cash reserves to the performance        ll Funds
Appropriate Markets                      of appropriate markets by purchasing equity or
                                         fixed income securities and/or derivatives, a
                                         Fund's performance tends to correlate more closely
                                         to the performance of that market as a whole.
                                         However, the market performance of these
                                         instruments may not correlate precisely to the
                                         performance of the corresponding market. This
                                         approach increases a Fund's performance if the
                                         particular market rises and reduces a Fund's
                                         performance if the particular market declines.

Securities Lending                       If a borrower of a Fund's securities fails             All Funds
                                         financially, the Fund's recovery of the loaned
                                         securities may be delayed or the Fund may lose its
                                         rights to the collateral which could result in a
                                         loss to a Fund.


                               PORTFOLIO TURNOVER

      The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.


                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:




Declared                                                      Payable                                    Funds
----------                                     ---------------------------------------  -----------------------------------------
                                               ---------------------------------------  -----------------------------------------
Quarterly...................................   Mid: April, July, October and            Equity I, Equity Q, Real Estate
                                               December                                 Securities, Short Term Bond, Fixed
                                                                                        Income I, Fixed Income III and Select
                                                                                        Value Funds


Annually....................................   Mid-December                             International, Emerging Markets,
                                                                                        Equity II and Select Growth Funds


Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.


                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


      If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.


      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


      When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

      If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity Q, Real Estate Securities, Select Growth or Select Value Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.


      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities


         Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Market quotations for non-US securities may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board, occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


      Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS


      The Equity I, Equity II, Equity Q, International, Fixed Income I, Fixed Income III, Select Growth and Select Value Funds offer multiple Classes of Shares in this Prospectus: Class E Shares and Class I Shares. The Emerging Markets, Short Term Bond and Real Estate Securities Funds offer multiple Classes of Shares in this Prospectus: Class E Shares and Class S Shares.


         Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay daily fees equal to 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

         Class I and Class S Shares do not participate in the shareholder servicing plan.


         The Funds or FRIMCo each may pay Financial Intermediaries for administrative services provided by those Financial Intermediaries. FRIMCo may also pay Financial Intermediaries for distribution and/or other services. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' Distributor with respect to Class E Shares of the Funds.



                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


      Minimum Investment for the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds. For each of the Class E and Class I Shares of these Funds, there is a $250,000 minimum initial investment for each account in each Fund.


      Minimum Investment for the Real Estate Securities, Emerging Markets and Short Term Bond Funds. For each of the Class E and Class S Shares of these Funds, there is a minimum initial investment of $2,500 for each account in each Fund.

      Minimum Investment for the Select Growth and Select Value Funds. For the Class E Shares of these Funds, there is a minimum initial investment of $2,500 for each account in each Fund. For the Class I Shares of these Funds, there is a minimum initial investment of $250,000 for each account in each Fund.

         Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.



      Each Fund reserves the right to reject any purchase order for any reason. You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


      All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification numbers and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

      Frequent Trading: The Funds do not knowingly permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if a Fund is able to determine that you are engaging in this type of activity a Fund may at its sole discretion suspend or terminate your trading privileges. The Funds will use reasonable efforts to detect market timers, but may not be able to detect market timing in all types of accounts, such as accounts held through Financial Intermediaries. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.


Offering Dates and Times


      Orders must be received by a Fund or any authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.


      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

Systematic Exchange Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

      A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.



                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

 Redemption Dates and Times

      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

      You may  discontinue  the  systematic  withdrawal  program,  or change the
amount  and  timing  of  withdrawal   payments  by  contacting   your  Financial
Intermediary.


                         PAYMENT OF REDEMPTION PROCEEDS

      Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days after receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.


                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

      The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

      o  The Fund name and account number

      o  Details related to the transaction including type and amount

      o  Signatures of all owners exactly as registered on the account

      o  Any supporting legal documentation that may be required

Responsibility for Fraud

      Neither the Funds nor their transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

 Signature Guarantee

      Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.


In-Kind Exchange of Securities

      FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

      Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

      The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.


Redemption In-Kind

      A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS


      The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by [______], whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.


      The  information  in  the  following   tables   represents  the  Financial
Highlights for the Funds' Class E, I or S Shares, as applicable, for the periods shown.



Equity I Fund--Class E Shares

                                                                              Fiscal
                                                                            Year Ended
                                                                            October 31,
                                                                   ------------------------------

                                                                               2002       2001        2000*        1999**
                                                                               ----       ----        ----         ----
Net Asset Value, Beginning of Period...............................[     ]   $.25.25    $ 35.21        $37.51       $38.01
                                                                             ---------- ---------   -----------   ----------
                                                                             ---------- ---------   -----------   ----------

Income From Operations

   Net investment income(a)........................................[     ]       .12        .15           .11          .13
   Net realized and unrealized gain (loss).........................[     ].   (3.69)      (9.62)        (1.64)         3.11
                                                                             ---------- ---------   -----------   ----------
                                                                             ---------- ---------   -----------   ----------
      Total income from operations.................................[     ]    (3.57)    (9.47)        (1.53)         3.24
                                                                             ---------- ---------   -----------   ----------
                                                                             ---------- ---------   -----------   ----------

Distributions
   From net investment income......................................[      ]   (.16)       (.13)         (.14)        (.12)
   From net realized gain..........................................[      ]    --         (.36)         (.63)       (3.62)
   Tax return of capital...........................................[      ]   (.06)         --             --            --
                                                                             ---------- ---------   -----------   ----------
                                                                             ---------- ---------   -----------   ----------
      Total distributions..........................................[       ]  (.22)     (.49)         (.77)       (3.74)
                                                                             ---------- ---------   -----------   ----------
Net Asset Value, End of Period.....................................[       ]$.21.46   $ 25.25        $35.21       $37.51

                                                                             ========== =========   ===========   ==========
                                                                             ========== =========   ===========   ==========
Total Return (%)(b)................................................[       ] (14.26)   (27.13)        (4.02)         8.97

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)........................[         ]19,476     30,646        43,171       49,284
   Ratios to average net assets (%)(c):
      Operating expenses...........................................[       ]   98           .92           .96          .95
      Net investment income........................................[       ]   49           .51           .38          .57
   Portfolio turnover rate (%).....................................[       ] 130.46      144.94        144.37       111.56

  * For the ten months ended October 31, 2000.
  ** For the period May 14, 1999  (commencement  of sale) to December  31, 1999.
  (a) Average month-end shares  outstanding were used for this calculation.  (b)
  Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.



Equity I Fund--Class I Shares


                                                              Fiscal
                                                           Year Ended
                                                             October 31,                                 Year Ended December 31,
                                           ------------------------------------------------            -----------------------------
                                            2003         2002           2001         2000*         1999          1998
                                            ----         ----           ----         ----          ----          ----
===========================================

Net Asset Value, Beginning of Period..... [       ]     $   25.23     $  35.21     $   37.46     $   35.17             $

Income From Operations
   Net investment income(a)               [       ]           .19          .22           .19           .27           .27
   Net realized and unrealized gain (loss)                  (3.70)       (9.63)        (1.63)          6.18          7.10
                                                     --------------  -----------  ------------ -------------  ------------
                                                     --------------  -----------  ------------ -------------  ------------
      Total income from operations        [       ]         (3.51)       (9.41)        (1.44)          6.45          7.37
                                                     --------------  -----------  ------------ -------------  ------------
                                                     --------------  -----------  ------------ -------------  ------------

Distributions
   From net investment income............ [       ]          (.20)        (.21)         (.18)         (.28)         (.27)
   From net realized gain................ [       ]             --        (.36)         (.63)        (3.88)        (2.44)
                                                     --------------  -----------  ------------ -------------  ------------
                                                     --------------  -----------  ------------ -------------  ------------
   Tax return of capital................. [       ]           (.08)           --            --            --            --
                                                     --------------  -----------  ------------ -------------  ------------
                                                     --------------  -----------  ------------ -------------  ------------
      Total distributions................ [       ]           (.28)        (.57)         (.81)        (4.16)        (2.71)
                                                     --------------  -----------  ------------ -------------  ------------
                                                     --------------  -----------  ------------ -------------  ------------
Net Asset Value, End of Period........... [       ]   $      21.44     $  25.23     $   35.21     $   37.46     $   35.17
                                                  ]
===========================================          ==============  ===========  ============ =============  ============
                                                     ==============  ===========  ============ =============  ============
Total Return (%)(b)...................... [       ]        (14.04)      (26.98)        (3.80)         18.98         25.10
===========================================
===========================================

===========================================
Ratios/Supplemental Data:
===========================================
   Net Assets, end of period (in
      thousands)......................... [        ]       588,901      813,827     1,456,456     1,632,783     1,381,704
===========================================
   Ratios to average net assets (%)(c):
===========================================
      Operating expenses................. [        ]           .74          .71           .69           .69           .70
===========================================
      Net investment income.............. [        ]           .74          .72           .64           .72           .82
===========================================

===========================================
   Portfolio turnover rate (%)........... [        ]        130.46       144.94        144.37        111.56        100.68

* For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.


Equity Q Fund--Class E Shares

                                                                                        Fiscal
                                                                                      Year Ended
                                                                                      October 31,
                                                                          ------------------------------------
                                                                         2003        2002         2001       2000*       1999**
                                                                         ----        ----         ----       ----        ----
                                                                                   ----------  ----------- ----------- ------------
Net Asset Value, Beginning of Period................................. [         ]    $ 29.75     $  40.70    $  41.58   $    42.99
                                                                                   ----------  ----------- ----------- ------------
                                                                                   ----------  ----------- ----------- ------------

Income From Operations
   Net investment income(a).......................................... [         ]        .17          .20         .13          .14
   Net realized and unrealized gain (loss)........................... [         ]     (4.81)       (9.75)       (.12)         4.35
                                                                                   ----------  ----------- ----------- ------------
                                                                                   ----------  ----------- ----------- ------------
      Total income from operations................................... [         ]     (4.64)       (9.55)         .01         4.49
                                                                                   ----------  ----------- ----------- ------------
                                                                                   ----------  ----------- ----------- ------------
Distributions
   From net investment income........................................ [         ]      (.21)        (.17)       (.13)        (.24)
   From net realized gain............................................ [         ]         --       (1.23)       (.76)       (5.66)
                                                                                   ----------  ----------- ----------- ------------
                                                                                   ----------  ----------- ----------- ------------
      Total distributions............................................ [         ]      (.21)       (1.40)       (.89)       (5.90)
                                                                                   ----------  ----------- ----------- ------------
                                                                                   ----------  ----------- ----------- ------------
Net Asset Value, End of Period....................................... [         ]  $   24.90     $  29.75  $    40.70     $  41.58
                                                                                   ==========  =========== =========== ============
                                                                                   ==========  =========== =========== ============
Total Return (%)(b).................................................. [         ]    (15.70)      (23.98)         .17        11.01

Ratios/Supplemental Data:                                             [         ]
   Net Assets, end of period (in thousands).......................... [         ]     17,503       21,979      25,205       30,746
   Ratios to average net assets (%)(c):..............................
      Operating expenses, net........................................ [         ]        .94          .89         .95          .94
      Operating expenses, gross...................................... [         ]        .94          .89         .96          .94
      Net investment income.......................................... [         ]        .58          .58         .39          .55

   Portfolio turnover rate (%)....................................... [         ]      71.16        79.24       59.91        90.16

*    For the ten months ended October 31, 2000.
** For the period May 14, 1999  (commencement of sale) to December 31, 1999. (a)
Average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


Equity Q Fund--Class I Shares

                                                          Fiscal
                                                        Year Ended
                                                         October 31,                                       Year Ended December 31,
                                            ---------------------------------------                  -------------------------------
                                               2003        2002           2001           2000*             1999              1998
                                               ----        ----           ----           ----              ----              ----
                                                        ------------  ------------- ---------------- ----------------- -------------
Net Asset Value, Beginning of Period......  [     ]    $  29.75      $   40.69       $    41.55        $    40.22         $    35.90
                                                    ------------  ------------- ---------------- ----------------- -----------------
                                                    ------------  ------------- ---------------- ----------------- -----------------

Income From Operations
   Net investment income(a)...............  [     ]         .24            .26              .22               .34                .32
   Net realized and unrealized gain (loss)  [     ]      (4.82)         (9.72)            (.11)              8.03               8.53
                                                    ------------  ------------- ---------------- ----------------- -----------------
                                                    ------------  ------------- ---------------- ----------------- -----------------
      Total income from operations........  [     ]      (4.58)         (9.46)              .11              8.37               8.85
                                                    ------------  ------------- ---------------- ----------------- -----------------
                                                    ------------  ------------- ---------------- ----------------- -----------------

Distributions
   From net investment income.............  [     ]       (.28)          (.25)            (.21)             (.38)              (.32)
   From net realized gain.................  [     ]          --         (1.23)            (.76)            (6.66)             (4.21)
                                                    ------------  ------------- ---------------- ----------------- -----------------
                                                    ------------  ------------- ---------------- ----------------- -----------------
      Total distributions.................  [     ]       (.28)         (1.48)            (.97)            (7.04)             (4.53)
                                                    ------------  ------------- ---------------- ----------------- -----------------
                                                    ------------  ------------- ---------------- ----------------- -----------------
Net Asset Value, End of Period............  [     ]    $  24.89      $   29.75       $    40.69        $    41.55         $    40.22
                                                    ============  ============= ================ ================= =================
                                                    ============  ============= ================ ================= =================
Total Return (%)(b).......................  [     ]     (15.50)        (23.82)              .40             21.96              25.98

Ratios/Supplemental Data:
   Net Assets, end of period (in
        thousands)                          [     ]     854,495        983,176        1,355,536         1,363,336          1,175,900
   Ratios to average net assets (%)(c):
      Operating expenses..................  [     ]         .70            .70              .68               .69                .69
      Net investment income...............  [     ]         .82            .77              .66               .80                .85

Portfolio turnover rate (%)...............  [     ]       71.16          79.24            59.91             90.16              74.56

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.


Equity II Fund--Class E Shares

                                                                                    Fiscal
                                                                                  Year Ended
                                                                                 October 31,
                                                                      -----------------------------------
                                                                         2003        2002       2001       2000*        1999**
                                                                         ----        ----       ----       ----         ----
                                                                                  ----------------------------------   ---------
Net Asset Value, Beginning of Period..................................[        ]     $ 28.24    $  38.33   $  35.71     $ 31.37
                                                                                  ----------------------------------   ---------
                                                                                  ----------------------------------   ---------

Income From Operations
   Net investment income (a)..........................................[        ]         .02         .12        .03         .02
   Net realized and unrealized gain (loss)............................[        ]      (2.65)      (5.36)       3.32        5.99
                                                                                  ----------------------------------   ---------
                                                                                  ----------------------------------   ---------
      Total income from operations....................................[        ]       (2.63)      (5.24)       3.35        6.01
                                                                                  ----------------------------------   ---------
                                                                                  ----------------------------------   ---------
Distributions
   From net investment income.........................................[        ]       (.07)       (.07)      (.02)       (.01)
   From net realized gain.............................................[        ]          --      (4.78)      (.71)      (1.66)
      Total distributions.............................................[        ]       (.07)      (4.85)      (.73)      (1.67)
                                                                                  ----------------------------------   ---------
                                                                                  ----------------------------------   ---------
Net Asset Value, End of Period........................................[        ]      $ 25.54    $  28.24   $  38.33    $  35.71
                                                                                  ==================================   =========
                                                                                  ==================================   =========
Total Return (%)(b)...................................................[        ]       (9.37)     (14.86)       9.49       19.55


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...........................[        ]      25,874      29,647     35,498      33,525
   Ratios to average net assets (%)(c):
      Operating expenses, net.........................................[        ]        1.12        1.08       1.13        1.17
      Operating expenses, gross.......................................[        ]        1.12        1.09       1.13        1.17
      Net investment income...........................................[        ]         .07         .37        .10         .09
   Portfolio turnover rate (%)........................................[        ]      126.57      134.79     137.51      111.89

* For the ten months ended October 31, 2000.
** For the period May 14, 1999 (commencement of sale) to December 31, 1999. (a) Average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Equity II Fund--Class I Shares

                                                              Fiscal Year
                                                                 Ended
                                                              October 31,                                 Year Ended December 31,
                                                -----------------------------------------             ------------------------------
                                                     2003          2002          2001         2000*         1999           1998
                                                     ----          ----          ----         ----          ----           ----
Net Asset Value, Beginning of Period...........      [  ]         $ 28.29     $   38.35     $   35.71    $  30.94         $  32.96
                                                               -------------  ------------ ------------- ----------- ---------------
                                                               -------------  ------------ ------------- ----------- ---------------

Income From Operations
   Net investment income(a)....................       [  ]             .08           .18           .11         .10              .09
   Net realized and unrealized gain (loss).....       [  ]          (2.65)        (5.37)          3.33        6.68              .04
                                                               -------------  ------------ ------------- ----------- ---------------
                                                               -------------  ------------ ------------- ----------- ---------------
      Total income from operations.............        [ ]       (2.57)        (5.19)          3.44        6.78                .13
                                                               -------------  ------------ ------------- ----------- ---------------
                                                               -------------  ------------ ------------- ----------- ---------------

Distributions
   From net investment income..................         [  ]           (.13)         (.09)         (.09)       (.10)           (.10)
   From net realized gain......................                          --         (4.78         (.71)      (1.91)           (2.05)
                                                               -------------  ------------ ------------- ----------- ---------------
                                                               -------------  ------------ ------------- ----------- ---------------
      Total distributions......................         [  ]       (.13)        (4.87)         (.80)      (2.01)             (2.15)
                                                               -------------  ------------ ------------- ----------- ---------------
                                                               -------------  ------------ ------------- ----------- ---------------
Net Asset Value, End of Period.................         [  ]   $   25.59     $   28.29     $   38.35       $  30.94
                                                          ]                                                   35.71
                                                               =============  ============ ============= =========== ===============
                                                               =============  ============ ============= =========== ===============
Total Return (%)(b)............................             [        (9.17)       (14.69)          9.73       22.60              .70
                                                          ]

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)....             [
                                                          ]         464,113       584,718       769,096     752,530         533,819
   Ratios to average net assets (%)(c):
      Operating expenses.......................             [
                                                          ]             .92           .90           .88         .92             .91
      Net investment income....................             [
                                                          ]             .27           .55           .35         .31             .29

   Portfolio turnover rate (%).................             [
                                                          ]          126.57        134.79        137.51      111.89          128.87

* For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.

Select Growth Fund--Class E Shares

                                                                                                  Fiscal
                                                                                                Year Ended
                                                                                               October 31,
                                                                                      -------------------------------
                                                                                           2003             2002          2001*
                                                                                           ----             ----          ----
 Net Asset Value, Beginning of Period................................................. [         ]          $    6.68   $    10.00
                                                                                                        -------------- ------------
                                                                                                        -------------- ------------

 Income From Operations
    Net investment income (loss)(a)................................................... [         ]              (.04)        (.02)
    Net realized and unrealized gain (loss)........................................... [         ]             (1.33)       (3.30)
                                                                                                        -------------- ------------
                                                                                                        -------------- ------------
       Total income from operations................................................... [         ]             (1.37)       (3.32)
                                                                                                        -------------- ------------
                                                                                                        -------------- ------------
 Net Asset Value, End of Period....................................................... [         ]          $    5.31     $   6.68
                                                                                                        ============== ============
                                                                                                        ============== ============
 Total Return (%)(b).................................................................. [         ]            (20.51)      (33.20)

 Ratios/Supplemental Data:
    Net Assets, end of period (in thousands).......................................... [         ]              2,814        2,714
    Ratios to average net assets (%)(c):
       Operating expenses, net........................................................ [         ]               1.16         1.29
       Operating expenses, gross...................................................... [         ]               1.87         2.05
       Net investment income (loss)................................................... [         ]              (.58)        (.45)

    Portfolio turnover rate (%)....................................................... [         ]             212.37       169.36





* For the period January 31, 2001 (commencement of operations) to October 31, 2001. (a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Select Growth Fund--Class I Shares

                                                                                                   Fiscal
                                                                                           Year Ended October 31,
                                                                                      ----------------------------------
                                                                                            2003             2002          2001*
                                                                                            ----             ----          ----
Net Asset Value, Beginning of Period...................................................  [         ]          $    6.71    $  10.00
                                                                                                        ---------------- -----------
                                                                                                        ---------------- -----------

Income From Operations
   Net investment income (loss)(a)**...................................................  [         ]              (.02)          --
   Net realized and unrealized gain (loss).............................................  [         ]             (1.34)      (3.29)
                                                                                                        ---------------- -----------
                                                                                                        ---------------- -----------
      Total income from operations.....................................................  [         ]             (1.36)      (3.29)
                                                                                                        ---------------- -----------
                                                                                                        ---------------- -----------
Net Asset Value, End of Period.........................................................  [         ]          $    5.35    $   6.71
                                                                                                        ================ ===========
                                                                                                        ================ ===========
Total Return (%)(b)....................................................................  [         ]            (20.27)     (32.90)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)............................................  [         ]             18,150      21,044
   Ratios to average net assets (%)(c):
      Operating expenses, net..........................................................  [         ]                .89         .89
      Operating expenses, gross........................................................  [         ]               1.65        1.75
      Net investment income (loss).....................................................  [         ]              (.31)       (.03)

   Portfolio turnover rate (%).........................................................  [         ]             212.37      169.36

* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
**   Less than $.01 per share for the period ended October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Select Value Fund--Class E Shares

                                                                                                 Fiscal
                                                                                               Year Ended
                                                                                               October 31,
                                                                                      ------------------------------
                                                                                           2003           2002         2001*
                                                                                           ----           ----         ----
Net Asset Value, Beginning of Period..................................................                           $
                                                                                       [         ]            8.53     $   10.00
                                                                                                       ------------ -------------
                                                                                                       ------------ -------------

Income From Operations
   Net investment income(a)........................................................... [         ]             .06           .05
   Net realized and unrealized gain (loss)............................................ [         ]          (1.07)        (1.48)
                                                                                                       ------------ -------------
                                                                                                       ------------ -------------
      Total income from operations.................................................... [         ]          (1.01)        (1.43)
                                                                                                       ------------ -------------
                                                                                                       ------------ -------------

Distributions
   From net investment income......................................................... [         ]           (.06)         (.04)
                                                                                                       ------------ -------------
                                                                                                       ------------ -------------
Net Asset Value, End of Period........................................................ [         ]               $     $    8.53
                                                                                                              7.46
                                                                                                       ============ =============
                                                                                                       ============ =============
Total Return (%)(b)................................................................... [         ]         (11.86)       (14.33)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)........................................... [         ]           3,314         3,155
   Ratios to average net assets (%)(c):
      Operating expenses, net......................................................... [         ]            1.04          1.25
      Operating expenses, gross....................................................... [         ]            1.43          1.85
      Net investment income........................................................... [         ]             .70           .76

   Portfolio turnover rate (%)........................................................ [         ]           92.95         71.75

*    For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average  month-end shares  outstanding were used for this  calculation.  (b)
Periods less than one year are not  annualized.  (c) The ratios for periods less than one year are annualized.


Select Value Fund--Class I Shares

                                                                                                     Fiscal
                                                                                                   Year Ended
                                                                                                   October 31,
                                                                                          ------------------------------
                                                                                               2003            2002        2001*
                                                                                               ----            ----        ----
                                                                                                           ------------- ----------
Net Asset Value, Beginning of Period...................................................... [         ]         $   8.54    $ 10.00
                                                                                                           ------------- ----------
                                                                                                           ------------- ----------

Income From Operations
   Net investment income(a)............................................................... [         ]              .08        .09
   Net realized and unrealized gain (loss)................................................ [         ]           (1.07)     (1.48)
                                                                                                           ------------- ----------
                                                                                                           ------------- ----------
      Total income from operations........................................................ [         ]            (.99)     (1.39)
                                                                                                           ------------- ----------
                                                                                                           ------------- ----------

Distributions
   From net investment income............................................................. [         ]            (.09)      (.07)
                                                                                                           ------------- ----------
                                                                                                           ------------- ----------
Net Asset Value, End of Period............................................................ [         ]         $   7.46    $  8.54
                                                                                                           ============= ==========
                                                                                                           ============= ==========
Total Return (%)(b)....................................................................... [         ]          (11.72)    (13.92)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)............................................... [         ]           35,169     28,983
   Ratios to average net assets (%)(c):
      Operating expenses, net............................................................. [         ]              .79        .79
      Operating expenses, gross........................................................... [         ]             1.22       1.48
      Net investment income............................................................... [         ]              .95       1.25

   Portfolio turnover rate (%)............................................................ [         ]            92.95      71.75

*For the period January 31, 2001 (commencement of operation) to
 October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.

International Fund--Class E Shares

                                                                                  Fiscal
                                                                                Year Ended
                                                                               October 31,
                                                                  ---------------------------------------
                                                                       2003           2002         2001       2000*        1999**
                                                                       ----           ----         ----       ----         ----
Net Asset Value, Beginning of Period                                   [   ]          $   28.34    $  39.51   $ 46.68      $39.07
                                                                                    ------------ -----------  ---------  -----------
                                                                                    ------------
Income From Operations
   Net investment income(a)                                             [   ]              .16         .28        .53         .24
   Net realized and unrealized gain (loss)                              [   ]            (3.75)      (9.53)     (6.26)        9.73
      Total income from operations                                      [   ]             (3.59)      (9.25)     (5.73)        9.97

Distributions
   From net investment income                                            [  ]            (.04)          --         --          (.38)
   From net realized gain                                                [  ]               --      (1.92)     (1.44)         (1.98)
                                                                                   ------------ -----------  ---------  ------------
                                                                                   ------------ -----------  ---------  ------------
      Total distributions                                                 [  ]        (.04)      (1.92)     (1.44)         (2.36)
                                                                                   ------------ -----------  ---------  ------------
                                                                                   ------------ -----------  ---------  ------------
Net Asset Value, End of Period                                            [  ]         $ 24.71    $  28.34    $ 39.51      $   46.68

                                                                                   ============ ===========  =========  ============
                                                                                   ============ ===========  =========  ============
Total Return (%)(b)                                                       [  ]         (12.68)     (24.54)    (12.59)          25.87


Ratios/Supplemental Data:                                                 [    ]
   Net Assets, end of period (in thousands)                               [    ]           11,965      19,449     25,984    30,541
   Ratios to average net assets (%)(c):                                   [    ]
      Operating expenses, net                                             [    ]             1.31        1.26       1.28      1.27
      Operating expenses, gross                                           [    ]             1.32        1.26       1.28      1.27
      Net investment income                                                [   ]              .57         .82       1.50       .92

   Portfolio turnover rate (%)                                             [   ]            87.84      111.84     105.17    118.99

* For the ten months ended October 31, 2000.
** For the period May 14, 1999 (commencement of sale) to December 31, 1999. (a) Average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

International Fund--Class I Shares

                                                           Fiscal
                                                         Year Ended
                                                           October 31,                                 Year Ended December 31,
                                             -----------------------------------------               -----------------------------
                                                2003          2002           2001          2000*           1999           1998
                                                ----          ----           ----          ----            ----           ----
                                                          -------------- ------------- --------------- --------------  ------------
Net Asset Value, Beginning of Period.......  [         ]       $  28.38     $   39.60  $        46.67     $    38.03      $  34.60
                                                          -------------- ------------- --------------- --------------  ------------
                                                          -------------- ------------- --------------- --------------  ------------

Income From Operations
   Net investment income(a)................  [         ]            .26           .34             .64            .43           .52
   Net realized and unrealized gain (loss).  [         ]         (3.78)        (9.52)          (6.27)          10.93          4.10
      Total income from operations.          [         ]         (3.52)        (9.18)          (5.63)          11.36          4.62

Distributions
   From net investment income..............  [         ]          (.12)         (.12)              --          (.48)         (.59)
   From net realized gain..................  [         ]             --        (1.92)          (1.44)         (2.24)         (.60)
                                                          -------------- ------------- --------------- --------------  ------------
                                                          -------------- ------------- --------------- --------------  ------------
      Total distributions..................  [         ]          (.12)        (2.04)          (1.44)         (2.72)        (1.19)
                                                          -------------- ------------- --------------- --------------  ------------
                                                          -------------- ------------- --------------- --------------  ------------
Net Asset Value, End of Period.............  [         ]       $  24.74     $   28.38      $    39.60   $      46.67     $   38.03
                                                          ============== ============= =============== ==============  ============
                                                          ============== ============= =============== ==============  ============
Total Return (%)(b)........................  [         ]        (12.46)       (24.37)         (12.38)          30.46         13.52

Ratios/Supplemental Data:
   Net Assets, end of period
       (in thousands)......................  [         ]        527,791       658,920       1,104,284      1,263,676     1,013,679
   Ratios to average net assets (%)(c):
      Operating expenses...................  [         ]           1.07          1.06            1.00           1.00           .98
      Net investment income................  [         ]            .92          1.00            1.76           1.07          1.38

   Portfolio turnover rate (%).............  [         ]          87.84        111.84          105.17         118.99         64.47

*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.

Fixed Income I Fund--Class E Shares

                                                                                     Fiscal
                                                                                   Year Ended
                                                                                  October 31,
                                                                   -------------------------------------------
                                                                       2003            2002         2001        2000*       1999**
                                                                       ----            ----         ----        ----        ----
Net Asset Value, Beginning of Period...............................    [   ]       $     22.32     $  20.79    $  20.30     $  21.25
                                                                                   ------------- ------------------------ ----------
                                                                                   ------------- ------------------------ ----------

Income From Operations                                                  [   ]
   Net investment income(a)(d).....................................     [   ]               .87         1.19        1.07        74
   Net realized and unrealized gain (loss)(d)......................     [   ]               .20         1.58         .40     (.81)
      Total income from operations.................................     [   ]              1.07         2.77        1.47     (.07)

Distributions
   From net investment income......................................     [    ]             (.97)       (1.24)       (.98)     (.88)
   From net realized gain..........................................     [    ]             (.27)           --          --        --
                                                                                   ------------- ------------             ----------
                                                                                   ------------- ------------             ----------
      Total distributions..........................................     [     ]    (1.24)       (1.24)       (.98)        (.88)

                                                                                   ------------- ------------------------ ----------
                                                                                   ------------- ------------------------ ----------
Net Asset Value, End of Period.....................................      [    ]    $  22.15   $    22.32  $    20.79   $    20.30

                                                                                   ============= ======================== ==========
                                                                                   ============= ======================== ==========
Total Return (%)(b)................................................      [     ]       5.10        13.72        7.36        (.32)


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)........................      [    ]            27,576       35,123      33,322   35,950
   Ratios to average net assets (%)(c):
      Operating expenses, net......................................      [    ]               .64          .61         .67      .66
      Operating expenses, gross....................................      [    ]               .66          .61         .68      .66
      Net investment income(d).....................................      [    ]              4.05         5.51        6.31     5.79

   Portfolio turnover rate (%).....................................      [    ]            165.28       188.97      117.94   138.69

* For the ten months ended October 31, 2000.
** For the period May 14, 1999 (commencement of sale) to December 31, 1999. (a) Average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d) As of November 1, 2001, the Funds adopted certain accounting principles that created a reclassification between net investment income and net realized and unrealized gain (loss). As a result, the amounts reflected in the Financial Highlights table for 2002 have been increased (decreased) as follows:

Net Investment Income (Loss) ($)                               (.01)
Net Realized and Unrealized Gain (Loss) ($)                      01
Ratio of Net Investment Income to Average Net Assets
  (%) (0.04)

Fixed Income I Fund--Class I Shares

                                                                Fiscal
                                                              Year Ended
                                                             October 31,                                 Year Ended December 31,
                                               -----------------------------------------             -------------------------------
                                                   2003            2002         2001        2000*         1999           1998
                                                   ----            ----         ----        ----          ----           ----
Net Asset Value, Beginning of Period........    [         ]       $   22.32  $     20.79    $  20.27     $   21.76      $     21.51
                                                               ------------- ------------------------ ------------- ----------------
                                                               ------------- ------------------------ ------------- ----------------

Income From Operations
   Net investment income(a)(d)..............    [         ]             .94         1.24        1.13          1.28             1.32
   Net realized and unrealized gain
        (loss)(d)...........................                            .19         1.58         .39        (1.50)              .45
      Total income from operations..........    [         ]            1.13         2.82        1.52         (.22)             1.77

Distributions
   From net investment income...............    [         ]          (1.03)       (1.29)      (1.00)        (1.25)           (1.31)
   From net realized gain...................    [         ]           (.27)           --          --         (.02)            (.21)
                                                               ------------- ------------------------ ------------- ----------------
                                                               ------------- ------------------------ ------------- ----------------
      Total distributions...................    [         ]          (1.30)       (1.29)      (1.00)        (1.27)           (1.52)
                                                               ------------- ------------------------ ------------- ----------------
                                                               ------------- ------------------------ ------------- ----------------
Net Asset Value, End of Period..............    [         ]               $     $  22.32    $  20.79     $   20.27      $     21.76
                                                                      22.15
                                                               ============= ======================== ============= ================
                                                               ============= ======================== ============= ================
Total Return (%)(b).........................    [         ]            5.38        13.98        7.63         (1.04             8.37

Ratios/Supplemental Data:
   Net Assets, end of period
         (in thousands).....................    [         ]         713,210      827,324     902,895     1,051,362          978,491
   Ratios to average net assets (%)(c):
      Operating expenses....................    [         ]             .38          .39         .40           .39              .39
      Net investment income(d)..............    [         ]            4.29         5.75        6.59          6.05             6.03

   Portfolio turnover rate (%)..............    [         ]          165.28       188.97      117.94        138.69           226.70

*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.
(d) As of November 1, 2001, the Fund adopted certain accounting principles that created a reclassification between net investment income and net realized and unrealized gain (loss). As a result, the amounts reflected in the Financial Highlights table for 2002 have been increased (decreased) as follows:

     Net Investment Income (Loss) ($)                   (.01)
     Net Realized and Unrealized Gain (Loss) ($)         .01
     Ratio of Net Investment Income to Average Net       0.0
       Assets (%)                                       (   )

Fixed Income III Fund--Class E Shares

                                                                                     Fiscal
                                                                                   Year Ended
                                                                                  October 31,
                                                                   -------------------------------------------
                                                                       2003            2002        2001         2000*      1999**
                                                                       ----            ----        ----         ----       ----
Net Asset Value, Beginning of Period...............................[         ]         $  10.37 $      9.77     $   9.61   $  10.12
Income From Operations
   Net investment income(a)(d).....................................[         ]              .43         .57          .51        .35
   Net realized and unrealized gain (loss)(d)......................[         ]            (.08)         .61          .11      (.43)
                                                                                   ------------------------- ------------ ----------
                                                                                   ------------------------- ------------ ----------
      Total income from operations.................................[         ]              .35        1.18          .62      (.08)
                                                                                   ------------------------- ------------ ----------
                                                                                   ------------------------- ------------ ----------

Distributions
   From net investment income......................................[         ]            (.61)       (.58)        (.46)      (.43)
                                                                                   ------------------------- ------------ ----------
                                                                                   ------------------------- ------------ ----------
Net Asset Value, End of Period.....................................[         ]          $ 10.11    $  10.37     $   9.77    $  9.61
                                                                                   ========================= ============ ==========
                                                                                   ========================= ============ ==========
Total Return (%)(b)................................................[         ]             3.61       12.47         6.55       (.83

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)........................[         ]            5,912       6,037        5,362      2,367
   Ratios to average net assets (%)(c):
      Operating expenses, net......................................[         ]              .97         .93          .99        .94
      Operating expenses, gross....................................[         ]              .98         .94         1.15        .94
      Net investment income(d).....................................[         ]             4.29        5.66         6.37       5.63

   Portfolio turnover rate (%).....................................[         ]           231.09      165.41       108.08     131.38

*    For the ten months ended October 31, 2000.
** For the period May 14, 1999  (commencement of sale) to December 31, 1999. (a)
Average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d) As of November 1, 2001, the Fund adopted certain accounting principles that created a reclassification between net investment income and net realized and unrealized gain (loss). As a result, the amounts reflected in the Financial Highlights table for 2002 have been increased (decreased) as follows:

     Net Investment Income (Loss) ($)                         (.03)
     Net Realized and Unrealized Gain (Loss) ($)               .03
     Ratio of Net Investment Income to Average Net
       Assets (%)                                            (0.29)


Fixed Income III Fund--Class I Shares

                                                                    Fiscal
                                                                  Year Ended
                                                                  October 31,                                Year Ended December 31,
                                                  --------------------------------------------            --------------------------
                                                    2003            2002           2001          2000*         1999           1998
                                                    ----            ----           ----          ----          ----           ----
Net Asset Value, Beginning of Period...........     [    ]                           $             $        10.22
                                                    [    ]      $      10.36            9.76          9.59 $                $  10.42
                                                                -------------  -----------------------------------------------------
                                                                -------------  -----------------------------------------------------

Income From Operations
   Net investment income(a)(d).................      [    ]               .45             .59           .53          .59         .62
   Net realized and unrealized gain (loss)(d)..      [    ]             (.09)             .63           .11        (.62)         .08
      Total income from operations.............      [    ]               .36            1.22           .64        (.03)         .70

Distributions
   From net investment income..................      [    ]             (.63)           (.62)         (.47)        (.60)       (.62)
   From net realized gain......................      [    ]                --              --            --           --       (.28)
                                                                -------------  -----------------------------------------------------
                                                                -------------  -----------------------------------------------------
      Total distributions......................      [    ]       (.63)           (.62)         (.47)        (.60)            (.90)
                                                                -------------  -----------------------------------------------------
                                                                -------------  -----------------------------------------------------
Net Asset Value, End of Period.................      [    ]   $   10.09       $   10.36     $    9.76    $    9.59     $      10.22

                                                                =============  =====================================================
                                                                =============  =====================================================
Total Return (%)(b)............................      [    ]        3.84           12.76          6.75        (.29)             6.80


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)....       [    ]     306,550         408,341       456,160      467,268          462,190
   Ratios to average net assets (%)(c):
      Operating expenses, net..................       [    ]       .76             .72           .73          .69              .67
      Operating expenses, gross................       [    ]       .76             .72           .74          .69              .67
      Net investment income(d).................       [    ]      4.50            5.87          6.58         5.91             5.91

   Portfolio turnover rate (%).................       [    ]    231.09          165.41        108.08       131.38           342.49

* For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.
(d) As of November 1, 2001, the Fund adopted certain accounting principles that created a reclassification between net investment income and net realized and unrealized gain (loss). As a result, the amounts reflected in the Financial Highlights table for 2002 have been increased (decreased) as follows:

     Net Investment Income (Loss) ($)                         (.03)
     Net Realized and Unrealized Gain (Loss) ($)               .03
     Ratio of Net Investment Income to Average Net
       Assets (%)                                            (0.29)

Real Estate Securities Fund--Class E Shares


                                                                 Fiscal
                                                               Year Ending                                 Year Ended
                                                               October 31,                                December 31,
                                                  --------------------------------------           ---------------------------
                                                                 2003          2002          2001        2000*   1999         1998
                                                                 ----          ----          ----        ----    ----         ----

             Net Asset Value, Beginning of Period..............[  ]          $  27.14      $ 26.07   $                       22.76
                                                                        -------------                         $  24.27    $  31.02
                                                                        -------------


             Income From Operations
                Net investment income(a).......................[  ]             1.32         1.38         .98     1.28        1.26
                Net realized and unrealized gain (loss)........[  ]            (.06)         1.03        3.14   (1.24)      (6.12)
                                                                        -------------  -----------  ------------------- -----------
                                                                        -------------  -----------  ------------------- -----------
                   Total income from operations................[  ]              1.26         2.41        4.12      .04      (4.86)

                                                                        -------------  -----------  ------------------- -----------
                                                                        -------------  -----------  ------------------- -----------

             Distributions
                From net investment income.....................[  ]           (1.68)       (1.34)       (.81)   (1.55)      (1.43)
                From net realized gain.........................[  ]               --           --          --       --       (.46)
                                                                        -------------  -----------  ------------------- -----------
                                                                        -------------  -----------  ------------------- -----------
                   Total distributions.........................[  ]           (1.68)       (1.34)       (.81)   (1.55)      (1.89)
                                                                        -------------  -----------  ------------------- -----------
                                                                        -------------  -----------  ------------------- -----------
             Net Asset Value, End of Period....................[  ]          $  26.72   $    27.14    $  26.07 $  22.76    $  24.27

                                                                        =============  ===========  =================== ===========
                                                                        =============  ===========  =================== ===========
             Total Return (%)(b)...............................[  ]              4.27         9.23       18.24      .30     (16.25)


             Ratios/Supplemental Data:
                Net Assets, end of period (in thousands).......[  ]
                                                                             10,661       11,415       9,094         7,134      843
                Ratios to average net assets (%)(c):
                   Operating expenses, net.....................[  ]           1.46         1.42        1.41          1.39     1.47
                   Operating expenses, gross...................[  ]           1.82         1.42        1.41          1.39     1.47
                   Net investment income.......................[  ]             4.54         4.96        4.78          5.42     4.90

                Portfolio turnover rate (%)....................[  ]            67.70        44.50       53.30         42.69    42.58

* For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.

Real Estate Securities Fund--Class S Shares

                                                                   Fiscal
                                                                Year Ending                                        Year Ended
                                                                October 31,                                       December 31,
                                                  -----------------------------------------                 ------------------------
                                                      2003         2002           2001           2000*         1999          1998
                                                      ----         ----           ----           ----          ----          ----
Net Asset Value, Beginning of Period..........    [   ]     $      27.31    $    26.22       $   22.86     $  24.44     $   30.86
                                                           -------------- -------------  -------------- ------------ -------------
                                                           -------------- -------------  -------------- ------------ -------------

Income From Operations
   Net investment income(a)...................     [   ]             1.41          1.46            1.04         1.30          1.34
   Net realized and unrealized gain (loss)....     [   ]            (.06)          1.03            3.15       (1.20)        (6.13)
      Total income from operations............     [   ]             1.35          2.49            4.19          .10        (4.79)

Distributions
   From net investment income.................     [   ]           (1.77)        (1.40)           (.83)       (1.68)        (1.17)
   From net realized gain.....................     [   ]               --            --              --           --         (.46)
                                                           -------------- -------------  -------------- ------------ -------------
                                                           -------------- -------------  -------------- ------------ -------------
      Total distributions.....................     [   ]      (1.77)        (1.40)           (.83)       (1.68)        (1.63)
                                                           -------------- -------------  -------------- ------------ -------------
                                                           -------------- -------------  -------------- ------------ -------------
Net Asset Value, End of Period................     [   ]  $      26.89     $   27.31       $   26.22  $     22.86  $      24.44

                                                           ============== =============  ============== ============ =============
                                                           ============== =============  ============== ============ =============
Total Return (%)(b)...........................      [   ]        4.55          9.48           18.53          .55       (15.94)
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...      [   ]          598,133       607,280         669,529      589,300       576,326
   Ratios to average net assets (%)(c):
      Operating expenses, net.................       [   ]             1.19          1.17            1.16         1.14          1.05
      Operating expenses, gross...............       [   ]             1.19          1.18            1.16         1.14          1.05
      Net investment income...................       [   ]             4.82          5.19            5.00         5.41          4.93

   Portfolio turnover rate (%)................       [   ]            67.70         44.50           53.30        42.69         42.58

* For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.

Emerging Markets Fund--Class E Shares

                                                                      Fiscal
                                                                    Year Ended                               Year Ended
                                                                   October 31,                              December 31,
                                                         ---------------------------------
                                                       2003      2002          2001          2000*          1999          1998**
                                                       ----      ----          ----          ----           ----          ----
Net Asset Value, Beginning of Period................  [   ]       $  7.01    $     9.24      $   12.51       $  8.48     $     7.37
                                                              ------------  ------------ -------------- -------------  -------------
                                                              ------------  ------------ -------------- -------------  -------------

Income From Operations
   Net investment income (loss)(a)..................  [   ]         (.02)           .02          (.03)         (.04)          (.02)
   Net realized and unrealized gain (loss)..........  [   ]           .42        (2.25)         (3.20)          4.14           1.13
                                                              ------------  ------------ -------------- -------------  -------------
                                                              ------------  ------------ -------------- -------------  -------------
      Total income from operations..................  [   ]           .40         (2.23          (3.23          4.10           1.11

                                                              ------------  ------------ -------------- -------------  -------------
                                                              ------------  ------------ -------------- -------------  -------------

Distributions
   From net investment income.......................  [   ]            --            --          (.04)         (.07)             --
                                                              ------------  ------------ -------------- -------------  -------------
                                                              ------------  ------------ -------------- -------------  -------------
Net Asset Value, End of Period......................  [   ]        $  7.41      $   7.01        $  9.24    $    12.51     $     8.48

                                                              ============  ============ ============== =============  =============
                                                              ============  ============ ============== =============  =============
      Total Return (%)(b)...........................  [   ]          5.71       (24.13)        (25.90)         48.71          15.06


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).........  [   ]
                                                                     6,478         6,959          6,388         6,314             39
   Ratios to average net assets (%)(c)(d):
      Operating expenses, net......................   [   ]
                                                                   2.38          2.33           2.16          2.17             --
      Operating expenses, gross....................   [   ]         2.38          2.33           2.17          2.17             --
      Net investment income (loss).................   [   ]        (.29)           .21          (.30)         (.40)             --

   Portfolio turnover rate (%).....................   [   ]        90.21         83.74          73.11         94.85          59.35

* For the ten months ended October 31, 2000.
** For the period September 22, 1998 (commencement of sale) to December 31, 1998. (a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the periods less than one year are annualized.
(d) The ratios for period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

Emerging Markets Fund--Class S Shares

                                                                         Fiscal
                                                                       Year Ended
                                                                       October 31,                        Year Ended December 31,
                                                    --------------------------------------------------  ----------------------------
                                                     2003          2002           2001          2000*         1999         1998
                                                     ----          ----           ----          ----          ----         ----
                                                               -------------   ------------  ------------ --------------------------
Net Asset Value, Beginning of Period..........     [    ]      $ 7.05       $   9.25     $   12.52       $   8.48       $  11.79
                                                               -------------   ------------  ------------ --------------------------
                                                               -------------   ------------  ------------ --------------------------

Income From Operations
   Net investment income (loss)(a)**..........     [    ]                --            .04            --            .03         .12
   Net realized and unrealized gain (loss)....     [    ]               .40         (2.24)        (3.21)           4.10      (3.35)
                                                               -------------   ------------               --------------------------
                                                               -------------   ------------               --------------------------
      Total income from operations............     [    ]                .40         (2.20)        (3.21)           4.13      (3.23)

                                                               -------------   ------------  ------------ --------------------------
                                                               -------------   ------------  ------------ --------------------------

Distributions
   From net investment income.................     [    ]             (.02)             --         (.06)          (.09)       (.08)
                                                               -------------   ------------  ------------ --------------------------
                                                               -------------   ------------  ------------ --------------------------
Net Asset Value, End of Period................     [    ]      $   7.43         $   7.05      $   9.25       $  12.52    $   8.48
                                                        ]
                                                               =============   ============  ============ ==========================
                                                               =============   ============  ============ ==========================
Total Return (%)(b)...........................     [    ]               5.91        (23.89)       (25.79)          49.03     (27.57)


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...     [     ]          263,563        273,486       359,201        430,794     294,349
   Ratios to average net assets (%)(c):
      Operating expenses, net.................     [     ]              2.14           2.09          1.91           1.91        1.75
      Operating expenses, gross...............     [     ]              2.14           2.09          1.92           1.91        1.75
      Net investment income (loss)............     [     ]             (.02)            .44         (.02)            .26        1.20

   Portfolio turnover rate (%)................     [      ]             90.21          83.74         73.11          94.85      59.35

* For the ten months ended October 31, 2000.
**   Less than $.01 per share for the periods ended October 31, 2002 and
      October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class E Shares

                                                                                 Fiscal
                                                                               Year Ended
                                                                               October 31,
                                                                  2003         2002          2001       2000*       1999**
                                                                  ----         ----          ----       ----        ----
Net Asset Value, Beginning of Period.........................    [    ]        $  19.02      $  18.24    $  18.08   $    18.51
                                                                            -----------   ----------- ----------- ------------
                                                                            -----------   ----------- ----------- ------------

Income From Operations
   Net investment income(a)..................................    [     ]             .77          1.02         .88          .80
   Net realized and unrealized gain (loss)...................    [     ]             .06            85         .07        (.34)
                                                                            -----------   ----------- ----------- ------------
                                                                            -----------   ----------- ----------- ------------
      Total income from operations...........................    [     ]            .83          1.87         .95          .46

                                                                            -----------   ----------- ----------- ------------
                                                                            -----------   ----------- ----------- ------------

Distributions
   From net investment income................................    [    ]           (.81)        (1.09)       (.79)        (.89)
                                                                            -----------   ----------- ----------- ------------
                                                                            -----------   ----------- ----------- ------------
Net Asset Value, End of Period...............................    [    ]       $  19.04    $ 19.02        $  18.24     $  18.08

                                                                            ===========   =========== =========== ============
                                                                            ===========   =========== =========== ============
Total Return (%)(b)..........................................    [     ]          4.53         10.54        5.36         2.53


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..................    [     ]          17,516        17,685       9,898        8,693
   Ratios to average net assets (%)(c):
      Operating expenses, net................................    [     ]             .77           .77         .89          .97
      Operating expenses, gross..............................    [     ]             .96           .91         .91          .97
      Net investment income..................................    [     ]            4.04          5.48        5.77         5.05
   Portfolio turnover rate (%)...............................    [     ]          163.86        260.94       92.31       177.08

* For the ten months ended October 31, 2000.
** For the period February 18, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class S Shares

                                                                 Fiscal
                                                               Year Ended
                                                              October 31,                            Year Ended December 31,
                                                  -------------------------------------           ------------------------------
                                                    2003        2002          2001        2000*          1999         1998
                                                    ----        ----          ----        ----           ----         ----

Net Asset Value, Beginning of Period..........    [     ]       $  18.99     $   18.22     $  18.03       $  18.46   $   18.35

Income From Operations........................
   Net investment income(a)...................    [       ]            .80          1.07          .91            .90         .99
   Net realized and unrealized gain (loss)....    [       ]            .08           .83          .09          (.36)         .11
                                                             ------------ -------------              --------------------------
                                                             ------------ -------------              --------------------------
      Total income from operations............    [       ]            .88          1.90         1.00            .54        1.10

                                                             ------------ -------------------------- --------------------------
                                                             ------------ -------------------------- --------------------------

Distributions
   From net investment income.................    [      ]          (.86)        (1.13)        (.81)          (.97)       (.99)
                                                             ------------ -------------------------- --------------------------
                                                             ------------ -------------------------- --------------------------
Net Asset Value, End of Period................    [      ]        $  19.01     $   18.99     $  18.22      $   18.03   $   18.46

                                                             ============ ========================== ==========================
                                                             ============ ========================== ==========================
Total Return (%)(b)...........................    [     ]            4.81         10.76         5.64           3.03        6.09


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...    [     ]         599,795       401,137      422,884        447,590     260,539
   Ratios to average net assets (%)(c):
      Operating expenses, net.................    [      ]            .52           .52          .64            .74         .66
      Operating expenses, gross...............    [      ]            .71           .67          .66            .74         .66
      Net investment income...................    [      ]           4.26          5.76         6.00           5.22        5.37

   Portfolio turnover rate (%)................    [      ]         163.86        260.94        92.31         177.08      129.85

* For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION


      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company. A complete list of current money managers for the Funds can also be found at www.Russell.com.


                                  Equity I Fund


      Alliance Capital  Management L.P., which acts as money manager to the Fund through its Bernstein  Investment  Research and Management Unit, 1345
                   Avenue of the Americas, New York, NY 10105.

      Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004


   Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

 Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.

    Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO
                                     80202.

 MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor,
                             Boston, MA 02116-3741.

 Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200,
                            Atlanta, GA 30326-3248.



    Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
                                     10019.

 Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100,
                               Berwyn, PA 19312.


                                  Equity Q Fund


         Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor,
                            Philadelphia, PA 19102.


   Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

    Franklin Portfolio Associates, LLC, Two International Place, 22nd Floor,
                             Boston, MA 02110-4104.

 Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.


                                 Equity II Fund

    CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
                                Diego, CA 92101.

   David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

      Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.


 Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor,
                              New York, NY 10005.


 Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.


 Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 600,
                            Santa Monica, CA 90401.


    Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

 TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                               Select Growth Fund


      Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.


    CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
                                Diego, CA 92101.

 Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 402,
                              San Mateo, CA 94402.


      TCW Investment  Management Company, 865 South Figueroa Street, Suite 1800,
                             Los Angeles, CA 90017.

      Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100,
                               Berwyn, PA 19312.

                                Select Value Fund


 DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850,
                               Orlando, FL 32801.


      Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

      MFS Institutional Advisors, Inc., 500 Boylston Street, 21st  Floor,
                             Boston, MA 02116-3741.

      Systematic Financial Management, L.P., 300 W. Frank Burr Boulevard,
               Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.



                               International Fund


      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


      AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY 10022.
      Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06830-6378.
      Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500,
                             Los Angeles, CA 90025.

      Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor,
                            London EC2V 6EE England.

      Fidelity Management & Research Company, 82 Devonshire Street,
                               Boston, MA 02109.

      Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
                           Wilmington, DE 19801-1165.

      Mastholm  Asset  Management,  LLC,  10500  N.E.  8th  Street,  Suite  660,
                              Bellevue, WA 98004.

      Oechsle International  Advisors, LLC, One International Place, 23rd Floor,
                               Boston, MA 02110.

      The Boston Company Asset  Management,  LLC, One Boston Place,  14th Floor,
                             Boston, MA 02108-4402.

                               Fixed Income I Fund

      Lincoln Capital Fixed Income Management  Company,  200 South Wacker Drive,
                         Suite 2100, Chicago, IL 60606.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
               300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                              Fixed Income III Fund

      Delaware  Management  Company,  a series of Delaware  Management  Business
            Trust, 2005 Market Street, Philadelphia, PA 19103-7094.

      Morgan Stanley Investments,  LP, One Tower Bridge, 100 Front Street, Suite
                     1100, W. Conshohocken, PA 19428-2899.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
               300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                           Real Estate Securities Fund

      AEW Management and Advisors, L.P., World Trade Center East,
                    Two Seaport Lane, Boston, MA 02210-2021.


      INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
               One Lincoln Center, Suite 700, 5400 LBJ Freeway -
                             LB2, Dallas, TX 75240.


 RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue,
                         41st Floor, Chicago IL 60611.

                              Emerging Markets Fund


      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

      Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor, Cambridge MA 02138.
Street, London EC2A 2NY England.

      Foreign & Colonial  Emerging  Markets  Limited,  Exchange House,  Primrose

      Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.



      T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.
                              Short Term Bond Fund



      Merganser Capital Management L.P., One Cambridge Center, Suite 402,
                           Cambridge, MA 02142-1611.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
               300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      STW Fixed Income  Management,  200 East Carrillo Street,  Suite 100, Santa
                            Barbara, CA 93101-2143.

      When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA  98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   Class E and I Shares:
   Equity I Fund
   Equity Q Fund
   Equity II Fund
   Select Growth Fund
   Select Value Fund
   International Fund
   Fixed Income I Fund
   Fixed Income III Fund
   Class E and S Shares:
   Real Estate Securities Fund
   Emerging Markets Fund
   Short Term Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
[Russell Logo]          Frank Russell Investment Company's SEC File No. 811-3153
                                                                36-08-057 (0304)

                                                FRANK RUSSELL INVESTMENT COMPANY








          INSTITUTIONAL FUNDS

          PROSPECTUS
          CLASS Y SHARES:
          EQUITY I FUND
          EQUITY Q FUND
          EQUITY II FUND
          INTERNATIONAL FUND
          FIXED INCOME I FUND
          FIXED INCOME III FUND
          CLASS S SHARES:
          REAL ESTATE SECURITIES FUND
          EMERGING MARKETS FUND
          SHORT TERM BOND FUND


          March 1, 2004












         909 A STREET, TACOMA, WA 98402 o 800-787-7354

         As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                  [Russell Logo]

                                Table of Contents

Risk/Return Summary........................................................... 1
   Investment Objective, Principal Investment Strategies and Principal Risks.. 1
   Performance................................................................ 6
   Fees and Expenses..........................................................17
The Purpose of the Funds-- Multi-Style, Multi-Manager Diversification.........19
Management of the Funds.......................................................36
Investment Objective and Principal Investment Strategies......................20
Risks.........................................................................32
The Money Managers............................................................37
Portfolio Turnover............................................................38
Dividends and Distributions...................................................38
Taxes.........................................................................39
How Net Asset Value is Determined.............................................39
How to Purchase Shares........................................................40
Exchange Privilege............................................................41
How to Redeem Shares..........................................................42
Payment of Redemption Proceeds................................................42
Other Things to Know About Share Transactions.................................43
Financial Highlights..........................................................44
Money Manager Information.....................................................52

                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks



     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.



EQUITY I FUND

     Non-Fundamental
     Investment Objective
                    Seeks to provide long term capital growth.


     Principal  Investment
     Strategies
                    The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                    The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

     Principal Risks
                    An investment in the Equity I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY Q FUND


     Fundamental
     Investment Objective
                    Seeks to provide long term capital growth.



     Principal  Investment
     Strategies
                    The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                    The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

                    The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

     Principal Risks
                    An investment in the Equity Q Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY II FUND


     Non-Fundamental
     Investment Objective
                    Seeks to provide long term capital growth.



     Principal  Investment
     Strategies
                    The Equity II Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                    The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                    A  portion  of the  Fund's  net  assets  may  be  "illiquid"
                    securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks
                    An investment in the Equity II Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


INTERNATIONAL FUND


     Fundamental
     Investment Objective
                    Seeks to provide long term capital growth.


     Principal  Investment
     Strategies
                    The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.

                    The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                    A  portion  of the  Fund's  net  assets  may  be  "illiquid"
                    securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks
                    An investment in the International Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME I FUND


     Fundamental
     Investment Objective
                    Seeks to provide current income and the preservation of capital.



     Principal   Investment
     Strategies
                    The Fixed Income I Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).



                    The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ____ years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


                    The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks
                    An investment in the Fixed Income I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details. 3

FIXED INCOME III FUND


     Non-Fundamental
     Investment Objective
                    Seeks to provide current income and capital appreciation.


     Principal  Investment
     Strategies
                    The Fixed Income III Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."



                    The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was ____ years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.



                    The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks
                    An investment in the Fixed Income III Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND



     Non-Fundamental
     Investment Objective
                    Seeks to provide current income and long term capital growth.

     Principal  Investment
      Strategies
                    The  Real  Estate  Securities  Fund  seeks  to  achieve  its objective by concentrating its investments primarily in equity securities of issuers whose value is derived from ownership, development and management of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

                    The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.


                    The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid"
                    securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks
                    An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EMERGING MARKETS FUND



     Non-Fundamental
     Investment Objective
                    Seeks to provide long term capital growth.


     Principal  Investment
     Strategies
                    The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

                    The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks
                    An investment in the Emerging Markets Fund, like any investment, has risks which may be higher than other types of investments due to the higher risks associated with emerging markets investments. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SHORT TERM BOND FUND


     Non-Fundamental
     Investment Objective
                    Seeks to provide current income and preservation of capital with a focus on short duration securities.


     Principal  Investment
     Strategies
                    The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."


                    The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was ____ years as of December 31, 2003, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


                    The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks
                    An investment in the Short Term Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


      An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                   Performance





      The following bar charts illustrate the risks of investing in the Funds by showing how the performance of the Class Y Shares of the Equity I, Equity II, Equity Q, International and Fixed Income I Funds, of the Class I Shares of the Fixed Income III Fund and of the Class S Shares of the Emerging Markets, Real Estate Securities and Short Term Bond Funds, varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares, Class S Shares or Class Y Shares, as applicable, are set forth below the bar charts.



      The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

      Returns  for  periods  prior to the date that each Fund  first  issued its

Class Y Shares are those of the Fund's Class I Shares. Each Fund, other than the Fixed Income III Fund, commenced operations of its Class Y Shares on March 29, 2000. The Fixed Income III Fund commenced operations of its Class Y Shares on June 7, 2000 and closed its Class Y Shares on November 19, 2001. Returns for periods after November 19, 2001 are those of the Fixed Income III Fund's Class I Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class I and Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I or Class S Shares. Class Y expenses generally are expected to be lower than Class I and Class S expenses. Class I Shares are not offered in this Prospectus.

      Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Funds' Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                                  Equity I Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class Y




[Bar Chart]

1994     -0.79%
1995     35.94%
1996     23.58%
1997     32.02%
1998     25.10%
1999     18.98%
2000     -10.40%
2001     -14.42%
2002     -22.08%
2003     [_______]
                         Best Quarter:          ____% (_Q/__)
                         Worst Quarter:      (_____%) (_Q/__)









    Average annual total returns
   for the periods ended December 31, 2003                                             1 Year     5 Years  10 Years
   ---------------------------------------                                             ------     -------  --------

   Return Before Taxes, Class Y...................................................        %          %          %

   Return After Taxes on Distributions, Class Y...................................        %          %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class Y...........        %          %          %

   Russell 1000(R)Index............................................................        %          %          %


                                  Equity Q Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class Y





[Bar Chart]

1994     0.99%
1995     37.91%
1996     23.67%
1997     33.07%
1998     25.98%
1999     21.96%
2000     -7.27%
2001     -10.21%
2002     -22.53%
2003     [_______]

           Best Quarter:       ____% (_Q/__)
           Worst Quarter:     (____%) (_Q/__)




   Average annual total returns
   for the periods ended December 31, 2003                                                  1 Year       5 Years    10 Years
   ---------------------------------------                                                  ------       -------    --------

   Return Before Taxes, Class Y........................................................            %             %         %

   Return After Taxes on Distributions, Class Y........................................            %             %         %

   Return After Taxes on Distributions and Sale of Fund Shares, Class Y................            %             %         %

   Russell 1000(R)Index.................................................................            %             %         %


                                 Equity II Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class Y






[Bar Chart]

1994     -2.60%
1995     28.67%
1996     18.51%
1997     28.66%
1998     0.70%
1999     22.60%
2000     9.45%
2001     -1.78%
2002     18.89%
2003     [_______]

             Best Quarter:        ____% (_Q/__)
             Worst Quarter:      (____%) (_Q/__)




   Average annual total returns
   for the periods ended December 31, 2003                                            1 Year     5 Years   10 Years
   ---------------------------------------                                            ------     -------   --------

   Return Before Taxes, Class Y..............................................            %              %       %

   Return After Taxes on Distributions, Class Y..............................            %              %       %

   Return After Taxes on Distributions and Sale of Fund Shares, Class Y......            %              %       %


   Russell 2500(TM)Index.......................................................            %              %       %

   Russell 2000(R)Index.......................................................            %              %       %


                               International Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class Y





[Bar Chart]

1994     5.38%
1995     10.71%
1996     7.98%
1997     0.58%
1998     13.52%
1999     30.46%
2000     -11.27%
2001     -21.73
2002     -15.67%
2003     [_______]

Best Quarter:         ____% (_Q/__)
Worst Quarter:       (____%) (_Q/__)






   Average annual total returns
   for the periods ended December 31, 2003                                            1 Year     5 Years   10 Years
   ---------------------------------------                                            ------     -------   --------

   Return Before Taxes, Class Y..................................................            %      %           %

   Return After Taxes on Distributions, Class Y..................................            %      %           %

   Return After Taxes on Distributions and Sale of Fund Shares, Class Y..........            %      %           %

   MSCI EAFE Index...............................................................            %      %           %



                               Fixed Income I Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class Y





[Bar Chart]

1994     -2.97%
1995     18.03%
1996     3.75%
1997     9.42%
1998     8.37%
1999     -1.04%
2000     11.55%
2001     8.23%
2002     9.65%
2003     [_______]


Best Quarter:       ____% (_Q/__)
Worst Quarter:     (____%) (_Q/__)





    Average annual total returns
   for the periods ended December 31, 2003                                                  1 Year   5 Years  10 Years
   ---------------------------------------                                                  ------   -------  --------

   Return Before Taxes, Class Y......................................................            %      %         %

   Return After Taxes on Distributions, Class Y......................................            %      %         %

   Return After Taxes on Distributions and Sale of Fund Shares, Class Y..............            %      %         %

   Lehman Brothers Aggregate Bond Index..............................................            %      %         %


   30-Day Yields for the year ended December 31, 2003

   Class Y................................ ____%

      To obtain current yield information, please call 1-800-787-7354.

                              Fixed Income III Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I




[Bar Chart]

1994     0.79%
1995     35.94%
1996     23.58%
1997     32.02%
1998     25.10%
1999     18.98%
2000     -10.40%
2001     -14.42%
2002     -22.08%
2003     [_______]



Best Quarter:           ____% (_Q/__)
Worst Quarter:         (___%) (_Q/__)



   Average annual total returns
   for the periods ended December 31, 2003                                               1 Year     5 Years  10 Years
   ---------------------------------------                                               ------     -------  --------

   Return Before Taxes, Class I......................................................          %          %          %

   Return After Taxes on Distributions, Class I......................................          %          %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class I..............          %          %          %

   Lehman Brothers Aggregate Bond Index..............................................          %          %          %


   30-Day Yields for the year ended December 31, 2003

   Class I................................ ____%


      To obtain current yield information, please call 1-800-787-7354.


                           Real Estate Securities Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S





[Bar Chart]

1994     7.24%
1995     10.87%
1996     36.81%
1997     18.99%
1998     -15.94%
1999     0.54%
2000     29.36%
2001     7.68%
2002     3.31%
2003     [_______]

Best Quarter:     ____% (_Q/__)
Worst Quarter:    (____%) (_Q/__)



   Average annual total returns
   for the periods ended December 31, 2003                                           1 Year     5 Years   10 Years
   ---------------------------------------                                           ------     -------   --------

   Return Before Taxes, Class S..................................................      %           %             %

   Return After Taxes on Distributions, Class S..................................      %           %             %

   Return After Taxes on Distributions and Sale of Fund Shares, Class S..........      %           %             %

   NAREIT Equity REIT Index......................................................      %           %             %



                              Emerging Markets Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S





[Bar Chart]

1994     -5.83%
1995     -8.21%
1996     12.26%
1997     -3.45%
1998     -27.57%
1999     49.03%
2000     -30.76%
2001     -3.38%
2002     -7.51%
2003     [_______]

Best Quarter:     ____% (_Q/__)
Worst Quarter:    (____%) (_Q/__)



Average annual total returns
for the periods ended December 31, 2003                                                     1 Year       5 Years     10 Years
---------------------------------------                                                     ------       -------     --------

Return Before Taxes, Class S.........................................................         %             %                 %

Return After Taxes on Distributions, Class S.........................................         %             %                 %

Return After Taxes on Distributions and Sale of Fund Shares, Class S.................         %             %                 %

MSCI Emerging Markets Free Index**...................................................         %             %                 %

S&P/IFC Investable Composite Index**.................................................         %             %                 %



* Effective January 1, 2003, the index for this Fund was changed from the S&P/IFC Investable Composite Index to the MSCI * Emerging Markets Free Index. The Fund believes that the MSCI Emerging Markets Free Index is now a more widely accepted and appropriate broad-based securities market index for the Fund than the S&P/IFC Investable Composite Index.

                              Short Term Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S




[Bar Chart]

1994     0.82%
1995     9.95%
1996     4.76%
1997     6.02%
1998     6.09%
1999     3.03%
2000     7.63%
2001     8.30%
2002     6.31%
2003     [_______]




Best Quarter:     ____% (_Q/__)
Worst Quarter:    (____%) (_Q/__)



Average annual total returns
for the periods ended December 31, 2003                                                         1 Year     5 Years   10 Years
---------------------------------------                                                         ------     -------   --------

Return Before Taxes, Class S...............................................................             %          %         %

Return After Taxes on Distributions, Class S...............................................             %          %         %

Return After Taxes on Distributions and Sale of Fund Shares, Class S.......................             %          %         %

Merrill Lynch 1-2.99 Years Treasury Index..................................................             %          %         %

30-Day Yields for the year ended December 31, 2003

Class S...........................  %


      To obtain current yield information, please call 1-800-787-7354.

                                Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

      If you purchase any Class of Shares of certain Funds, you or your Financial Intermediary may pay an annual shareholder investment services fee directly to FRIMCo pursuant to a separate agreement with FRIMCo. The fee is calculated as a percentage of the amount you or your Financial Intermediary have invested in the Funds and may range from 0.00% to 0.40% of the amount invested.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                          Maximum Sales
                                                           Maximum Sales  Charge (Load)
                                                           Charge (Load)   Imposed on      Maximum
                                                             Imposed on     Reinvested  Deferred Sales  Redemption    Exchange
                                                             Purchases      Dividends    Charge (Load)     Fees         Fees
All Funds, Classes S and Y............................          None           None          None          None         None


                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)



                                                                      Other Expenses
                                                                        (including
                                                                      Administrative   Total Gross                       Total
                                                                         Fees and      Annual Fund     Fee Waivers    Annual Fund
                                                          Advisory     Shareholder      Operating      and Expense     Operating
                                                            Fee         Servicing       Expenses     Reimbursements     Expenses
                                                                          Fees)
Class Y Shares

Equity I Fund..................................            0.55 %               %               %                %            %

Equity Q Fund..................................            0.55 %               %               %                %            %

Equity II Fund.................................            0.70 %               %               %                %            %

International Fund.............................            0.70 %               %               %                %            %

Fixed Income I Fund............................            0.25 %               %               %                %            %

Fixed Income III Fund*.........................            0.50 %               %               %                %            %

Class S Shares
Real Estate Securities Fund....................            0.80 %               %               %                %            %

Emerging Markets Fund..........................            1.15 %               %               %                %            %

Short Term Bond Fund#..........................            0.45 %               %               %                %            %





    * This Class of Shares currently has no assets and expenses have been estimated.


   ** Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year * ending October 31, 2004.

       [For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until ___________________, 2005, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that
   # Fund-level expenses exceed ___% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. ]


   ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial
       Intermediary for information concerning what additional fees, if any, will be charged.


      In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to

FRIMCo. Currently, the cash reserves and collateral for all Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in FRIC's Money Market Fund are 0.10% (net of fee waivers and reimbursements).


Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through _________, 2005. The calculation of costs for the one year period does take into account such waivers.

      Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                           1 Year   3 Years  5 Years  10 Years
                                           ------   -------  -------  --------
Class Y Shares
   Equity I Fund...........................      $        $         $        $

   Equity Q Fund...........................

   Equity II Fund..........................

   International Fund......................

   Fixed Income I Fund.....................

   Fixed Income III Fund...................

Class S Shares
   Real Estate Securities Fund.............      $        $         $        $

   Emerging Markets Fund...................

   Short Term Bond Fund....................





                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

      Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

      Three functions form the core of Russell's consulting services:

     o Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     o Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     o Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.


                             MANAGEMENT OF THE FUNDS

      The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2003, managed over $_____ billion in 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

      Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

      Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers as more fully described below. Each of the Fund's money managers makes investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

         FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo develops the investment programs for each Fund, selects, subject to approval of the Funds' Board, money managers for the Funds, allocates Fund assets among the money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. FRIMCo may also directly manage portions of a Fund during periods of transitions from one money manger to another.

      FRIMCo's officers and employees who manage the FRIC Funds and oversee the money managers of the FRIC Funds are:

     o Thomas F. Hanly, Chief Investment Officer of Russell and FRIMCo since January 2004. From 1999 to 2003, Mr. Hanly was Chief Financial Officer of Russell. From 1997 to 1999, Mr. Hanly served as a Director of Frank Russell Capital.

     o Randall P. Lert, who has been Chief Portfolio Strategist of FRIMCo since January 2004. From 1989 to 2003, Mr. Lert was Chief Investment Officer of FRIMCo.

     o Ernest Ankrim, Ph.D., Chief Investment Strategist since January 2003. Dr. Ankrim was Director, Portfolio Strategy for FRIMCo from January 2001 to December 2002. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

     o Randal C. Burge, Director, Global Equity since January 2003. Mr. Burge was Director, Portfolio Management from December 2001 to December 2002. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

     o Jean Carter, Managing Director, Strategic Investment Resources since January 2003. Ms. Carter was Director, North American IMG from December 2001 to December 2002. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

     o James Duberly, Director of Global Fixed Income of FRIMCo since 2002. From 1998 to 2002, Mr. Duberly was a Portfolio Manager with Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1998, Mr. Duberly was a Senior Portfolio Manager with the Bank for International Settlements based in Basel, Switzerland.

     o Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     o Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

     o Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

     o Paul R. Greenwood, Director of US Equity for FRIMCo since 2002. From 1993 to 2002, Mr. Greenwood was a Senior Research Analyst for Russell.

     o Robert E. Hall, who has been a Portfolio Manager of FRIMCo since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo.

      o Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for Russell.

      o James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' cash reserves and arranges brokerage execution of certain money manager portfolio decisions on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     o James A. Jornlin, who has been a Portfolio Manager of FRIMCo since July 1996.

     o Noel Lamb, Director and North American Chief Investment Officer of FRIMCo since January 2003. From 1997 to 2002, Mr. Lamb was Director of Portfolio Management of Frank Russell Company Limited, an affiliate of FRIMCo.

     o Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for Russell from 1995 to 1997 and a Senior Research Analyst for Russell from 1997 to 2000.

     o Michael R. Ruff, who has been a Portfolio Manager of FRIMCo since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst for Russell. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst with Russell.

     o Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for Russell. From 1995 to 1999, Mr. Skatrud was
          Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

     o Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds: o Jeffrey Hussey and Michael Ruff have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.

     o Michael Ruff and Jeff Hussey have primary responsibility for the management of the Short Term Bond and Tax Exempt Bond Funds.

     o Dennis Trittin and Ron Dugan have primary responsibility for the management of the Equity I and Diversified Equity Funds.

     o Erik Ogard and Dennis Trittin have primary responsibility for the management of the Equity II, Special Growth and Select Growth Funds.

     o Ron Dugan and Dennis Trittin have primary responsibility for the management of the Equity Q, Quantitative Equity and Select Value Funds.

     o Steve Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap Fund.

     o Steve Skatrud and Erik Ogard have primary responsibility for the management of the Tax-Managed Mid & Small Cap Fund.

     o Robert Hall and James Jornlin have primary responsibility for the management of the Emerging Markets Fund.

     o James Jornlin and Ann Duncan have primary responsibility for the management of the International and International Securities Funds.

     o Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

     o Ron Dugan and Michael Ruff have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     o Stephen Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

         In the last fiscal year, the annual rate of advisory fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Equity I Fund, _____%; Equity Q Fund, _____%; Equity II Fund, _____%; International Fund, _____%; Fixed Income I Fund, _____%; Fixed Income III Fund, _____%; Real Estate Securities Fund, _____%; Emerging Markets Fund, _____%; and Short Term Bond Fund, _____%. The annual rate of administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was an additional 0.05% for the Real Estate Securities, Emerging Markets and Short Term Bond Funds. The Class Y Shares of the remaining Funds pay administrative fees to FRIMCo at cost.


                               THE MONEY MANAGERS

         Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

         Each money manager has complete discretion to select portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES



     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.


EQUITY I FUND
-------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long term capital growth.


      Principal  Investment  Strategies
               The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               - Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               - Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY Q FUND
-------------


      Fundamental
      Investment Objective
               Seeks to provide long term capital growth.

      Principal  Investment
      Strategies
               The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY II FUND
--------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long term capital growth.

      Principal Investment
      Strategies
               The Equity II Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $3.1 billion to $117 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.


               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               - Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               - Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.




INTERNATIONAL FUND
------------------


      Fundamental
      Investment Objective
               Seeks to provide long term capital growth.

      Principal  Investment
      Strategies
               The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.


               To a limited extent, the Fund may also invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.


               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:


               - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               - Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               - Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME I FUND
-------------------


      Fundamental
      Investment Objective
               Seeks to provide current income and the preservation of capital.


      Principal Investment
       Strategies
               The Fixed Income I Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [___] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the

               Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME III FUND
---------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide current income and capital appreciation.


      Principal Investment
      Strategies
               The Fixed Income III Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [___] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
---------------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide current income and long term capital growth.


      Principal  Investment
       Strategies
               The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments primarily in equity securities of issuers whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long term capital growth.


      Principal  Investment
      Strategies
               The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.


               The Fund invests in common stocks of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide current income and preservation of capital with a focus on short duration securities.


      Principal Investment
      Strategies
               The Short Term Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was [____] years as of December 31, 2003, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

          Risk Associated With                               Description                                 Relevant Fund

Multi-Manager Approach                   The investment styles employed by a Fund's money       All Funds
                                         managers may not be complementary. The interplay
                                         of the various strategies employed by a Fund's
                                         multiple money managers may result in a Fund
                                         holding a concentration of certain types of
                                         securities. This concentration may be beneficial
                                         or detrimental to a Fund's performance depending
                                         upon the performance of those securities and the
                                         overall economic environment. The multi-manager
                                         approach could result in a high level of portfolio
                                         turnover, resulting in higher Fund brokerage
                                         expenses and increased tax liability from a Fund's
                                         realization of capital gains.


Equity Securities                        The value of equity securities will rise and fall      Equity I
                                         in response to the activities of the company that      Equity II
                                         issued the stock, general market conditions and/or     Equity Q
                                         economic conditions.                                   International
                                                                                                Emerging Markets
                                                                                                Real Estate Securities

      -  Value Stocks                    Investments in value stocks are subject to risks       Equity I
                                         that (i) their intrinsic values may never be           Equity II
                                         realized by the market or (ii) such stock may turn     International
                                         out not to have been undervalued.

      -  Growth Stocks                   Growth company stocks may provide minimal               Equity I
                                         dividends which could otherwise cushion stock           Equity II
                                         prices in a market decline. The value of growth         International
                                         company stocks may rise and fall significantly
                                         based, in part, on investors' perceptions of the
                                         company, rather than on fundamental analysis of
                                         the stocks.


      -  Market-Oriented Investments     Market-oriented investments are generally subject      Equity I
                                         to the risks associated with growth and value          Equity II
                                         stocks.                                                Equity Q
                                                                                                International

      -  Securities of Small             Investments in smaller companies may involve           Equity II
      Capitalization Companies           greater risks because these companies generally
                                         have a limited track record. Smaller companies
                                         often have narrower markets and more limited
                                         managerial and financial resources than larger,
                                         more established companies. As a result, their
                                         performance can be more volatile, which may
                                         increase the volatility of a Fund's portfolio.


Fixed-Income Securities                  Prices of fixed-income securities rise and fall in      Short Term Bond
                                         response to interest rate changes. Generally, when      Fixed Income I
                                         interest rates rise, prices of fixed-income             Fixed Income III
                                         securities fall. The longer the duration of the
                                         security, the more sensitive the security is to
                                         this risk. A 1% increase in interest rates would
                                         reduce the value of a $100 note by approximately
                                         one dollar if it had a one-year duration. There is
                                         also a risk that fixed income securities will be
                                         downgraded in credit rating or go into default.
                                         Lower-rated bonds, and bonds with larger final
                                         maturities, generally have higher credit risks.

      - Non-Investment                   Grade Although lower rated debt securities generally    Short Term Bond
        Fixed-Income  Securities         offer a higher yield than higher rated debt securities, Fixed Income III they involve higher risks. They are especially
                                         subject to:




                                               -        Adverse changes in general economic
                                                        conditions and in the industries in
                                                        which their issuers are engaged,

                                               -        Changes in the financial condition
                                                        of their issuers and

                                               -        Price fluctuations in response to
                                                        changes in interest rates.

                                         As a result, issuers of lower rated debt
                                         securities are more likely than other issuers to
                                         miss principal and interest payments or to default
                                         which could result in a loss to a Fund.

International Securities                 A Fund's return and net asset value may be              International
                                         significantly affected by political or economic         Emerging Markets
                                         conditions and regulatory requirements in a             Short Term Bond
                                         particular country. Non-US markets, economies and       Fixed Income I
                                         political systems may be less stable than US            Fixed Income III
                                         markets, and changes in exchange rates of foreign
                                         currencies can affect the value of a Fund's
                                         foreign assets. Non-US laws and accounting
                                         standards typically are not as strict as they are
                                         in the US and there may be less public information
                                         available about foreign companies. Non-US
                                         securities markets may be less liquid and have
                                         fewer transactions than US securities markets.
                                         Additionally, international markets may experience
                                         delays and disruptions in securities settlement
                                         procedures for a Fund's portfolio securities.

      -  Non-US Debt Securities          A Fund's non-US debt securities are typically           Short Term Bond
                                         obligations of sovereign governments and                Fixed Income I
                                         corporations. To the extent that a Fund invests a       Fixed Income III
                                         significant portion of its assets in a
                                         concentrated geographic area like Eastern Europe
                                         or Asia, the Fund will generally have more
                                         exposure to regional economic risks associated
                                         with foreign investments.






      -  Emerging Market Countries       Investments in emerging or developing markets           Emerging Markets
                                         involve exposure to economic structures that are        Short Term Bond
                                         generally less diverse and mature, and to               Fixed Income I
                                         political systems which have less stability than        Fixed Income III
                                         those of more developed countries. These                International
                                         securities are particularly subject to a risk of
                                         default from political instability. Emerging
                                         market securities are subject to currency transfer
                                         restrictions and may experience delays and
                                         disruptions in securities settlement procedures
                                         for a Fund's portfolio securities. The volatility
                                         of emerging markets can be significantly higher
                                         than other equity asset classes.

 - Instruments of US and                 Non-US  corporations  and banks issuing  dollar        Short Term Bond
   Foreign Banks and Branches            denominated instruments  in the US are not             Fixed Income I
   and  Foreign  Corporations,           necessarily  subject  to the same regulatory           Fixed Income III
   Including Yankee Bonds                requirements  that apply to US corporations
                                         and banks,  such as accounting,  auditing and
                                         recordkeeping standards,  the public  availability
                                         of information and, for banks,   reserve
                                         requirements,    loan   limitations  and examinations.
                                         This  adds to the  analytical  complexity  of these
                                         securities,  and may increase the possibility  that
                                         a non-US corporation or bank may become insolvent or
                                         otherwise unable to fulfill its obligations on these
                                         instruments.

Derivatives (e.g. Futures Contracts,     If a Fund incorrectly forecasts interest rates in
Options on Futures, Interest Rate        using derivatives, the Fund could lose money.
Swaps)                                   Price movements of a futures contract, option or        Short Term Bond
                                         structured note may not be identical to price           Fixed Income I
                                         movements of portfolio securities or a securities       Fixed Income III
                                         index resulting in the risk that, when a Fund buys
                                         a futures contract or option as a hedge, the hedge
                                         may not be completely effective. Furthermore,
                                         regulatory requirements for the Funds to set aside
                                         assets to meet their obligations with respect to
                                         derivatives may result in a Fund being unable to
                                         purchase or sell securities when it would
                                         otherwise be favorable to do so, or in a Fund
                                         needing to sell securities at a disadvantageous
                                         time. A Fund may also be unable to close out its
                                         derivatives positions when desired.

Real Estate Securities                   Just as real estate values go up and down, the          Real Estate Securities
                                         value of the securities of companies involved in
                                         the industry, and in which a Fund invests, also
                                         fluctuates. A Fund that invests in real estate
                                         securities is also subject to the risks associated
                                         with direct ownership of real estate. Additional
                                         risks include declines in the value of real
                                         estate, changes in general and local economic
                                         conditions, increases in property taxes and
                                         changes in tax laws and interest rates. The value
                                         of securities of companies that service the real
                                         estate industry may also be affected by such risks.






      -  REITs                           REITs may be affected by changes in the value of       Real Estate Securities
                                         the underlying properties owned by the REITs and
                                         by the quality of tenants' credit. Moreover, the
                                         underlying portfolios of REITs may not be
                                         diversified, and therefore subject to the risk of
                                         investing in a limited number of properties. REITs
                                         are also dependent upon management skills and are
                                         subject to heavy cash flow dependency, defaults by
                                         tenants, self-liquidation and the possibility of
                                         failing either to qualify for tax-free pass
                                         through of income under federal tax laws or to
                                         maintain their exemption from certain federal
                                         securities laws.

Municipal Obligations                    Municipal obligations are affected by economic,         Fixed Income I
                                         business or political developments. These               Fixed Income III
                                         securities may be subject to provisions of              Short Term Bond
                                         litigation, bankruptcy and other laws affecting
                                         the rights and remedies of creditors, or may
                                         become subject to future laws extending the time
                                         for payment of principal and/or interest, or
                                         limiting the rights of municipalities to levy
                                         taxes.

Repurchase Agreements                    Under a repurchase agreement, a bank or broker          Fixed Income I
                                         sells securities to a Fund and agrees to                Fixed Income III
                                         repurchase them at the Fund's cost plus interest.       Short Term Bond
                                         If the value of the securities declines and the
                                         bank or broker defaults on its repurchase
                                         obligation, a Fund could incur a loss.


Exposing Cash Reserves to                By exposing its cash reserves to the performance        All Funds
Appropriate Markets                      of appropriate markets by purchasing equity or
                                         fixed income securities and/or derivatives, a
                                         Fund's performance tends to correlate more closely
                                         to the performance of that market as a whole.
                                         However, the market performance of these
                                         instruments may not correlate precisely to the
                                         performance of the corresponding market. This
                                         approach increases a Fund's performance if the
                                         particular market rises and reduces a Fund's
                                         performance if the particular market declines.


Securities Lending                       If a borrower of a Fund's securities fails              All Funds
                                         financially, the Fund's recovery of the loaned
                                         securities may be delayed or the Fund may lose its
                                         rights to the collateral which could result in a
                                         loss to a Fund.



                               PORTFOLIO TURNOVER

      The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:


Declared          Payable                 Funds
--------          -------                 -----
Quarterly.........Mid: April, July,        Equity I, Equity Q, Real Estate
                  October and December     Securities, Short Term Bond, Fixed
                                           Income I and Fixed Income III Funds


Annually..........Mid-December             International, Emerging Markets and
                                           Equity II Funds

Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.


                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


      If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.


      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


      When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

      If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity Q or Real Estate
Securities Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.


      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities


         Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Market quotations for non-US securities may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board, occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


      Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.

                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

      For Class Y Shares, there is a $10 million required minimum initial investment for each account in each Fund.

      For Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund.

      Each Fund reserves the right to close any account invested in Class S Shares whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


      The  Funds  or  FRIMCo   each  may  pay   Financial   Intermediaries   for
administrative services provided by those Financial Intermediaries. FRIMCo may also pay Financial Intermediaries for distribution and/or other services.


      Each Fund reserves the right to reject any purchase order for any reason.

      You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


      All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

      Frequent Trading: The Funds do not knowingly permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if a Fund is able to determine that you are engaging in this type of activity a Fund may at its sole discretion suspend or terminate your trading privileges. The Funds will use reasonable efforts to detect market timers, but may not be able to detect market timing in all types of accounts, such as accounts held through Financial Intermediaries. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.


Offering Dates and Times


      Orders must be received by a Fund or any authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.


      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.




      Systematic Exchange Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

      A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

Redemption Dates and Times

      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

      You may  discontinue  the  systematic  withdrawal  program,  or change the
amount  and  timing  of  withdrawal   payments  by  contacting   your  Financial
Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

      Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days after receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

      The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

      o  The Fund name and account number

      o  Details related to the transaction including type and amount

      o  Signatures of all owners exactly as registered on the account

      o  Any supporting legal documentation that may be required

Responsibility for Fraud

      Neither the Funds nor their transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.


In-Kind Exchange of Securities

      FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

      Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

      The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.


Redemption In-Kind

      A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS


      The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by [________], whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

      The information in the following tables represents the Financial Highlights for the Funds' Class Y or S Shares, as applicable for the periods shown. No Class Y Shares of the Fixed Income III Fund were outstanding as of October 31, 2002.


Equity I Fund--Class Y Shares

                                                                                               Fiscal
                                                                                             Year Ended
                                                                                             October 31,

                                                                           2003                2002          2001        2000*
                                                                           ----                ----          ----        -----
              Net Asset Value, Beginning of Period.........................[ ]          $  25.24      $  35.21      $  36.90
                                                                                        --------      --------      --------

              Income From Operations
                 Net investment income(a)..................................[ ]             .20           .23             .14
                 Net realized and unrealized gain (loss)...................[ ]           (3.71)          (9.61)        (1.64)

                    Total income from operations...........................[ ]            (3.51)         (9.38)        (1.50)


              Distributions
                 From net investment income................................[ ]             (.22)         (.23)           (.19)
                 From net realized gain....................................[ ]               --           (.36)           --
                                                                                    ---------------      -----------     -----------
                 Tax return of capital.....................................[ ]             (.08)             --            --
                                                                                    --------------       -----------      ----------
                    Total distributions....................................[ ]              (.30)            (.59)        (.19)
                                                                                     -------------        ----------      ----------
              Net Asset Value, End of Period...............................[ ]          $  21.43      $  25.24     $     35.21
                                                                                        ========      ========     ===========
              Total Return (%)(b)..........................................[ ]           (13.96)       (26.93)          (4.03)
              Ratios/Supplemental Data:
                 Net Assets, end of period (in thousands)..................[ ]            57,147    146,156          37,101
                 Ratios to average net assets (%)(c):
                    Operating expenses, net................................[ ]             .64           .62             .62
                    Operating expenses, gross..............................[ ]             .64           .62             .67
                    Net investment income..................................[ ]             .85           .81             .65
                 Portfolio turnover rate (%)...............................[ ]
                                                                                           130.46     144.94          144.37

   * For the period March 29, 2000 (commencement of sale) to October 31, 2000.

   (a) Average month-end shares outstanding were used for this calculation.

   (b) Periods less than one year are not annualized.

   (c) The ratios for periods less than one year are annualized.

Equity Q Fund--Class Y Shares

                                                                                               Fiscal
                                                                                             Year Ended
                                                                                             October 31,
                                                                            2003             2002            2001          2000*
                                                                             ----             ----            ----          -----
                  Net Asset Value, Beginning of Period................      [ ]              $  29.75      $  40.69       $   42.29
                                                                                             --------      --------       ---------

                  Income From Operations
                     Net investment income(a).........................      [ ]                   .27           .28           .16
                     Net realized and unrealized gain (loss)..........      [ ]                  (4.82)        (9.71)         (1.54)

                        Total income from operations..................      [ ]                  (4.55)        (9.43)        (1.38)
                                                                                        --------------    ----------         -------
                  Distributions                                             [ ]
                     From net investment income.......................      [ ]                   (.31)         (.28)         (.22)
                     From net realized gain...........................      [ ]                     --         (1.23)             --
                                                                                        ---------------   ----------         -------
                        Total distributions...........................      [ ]                   (.31)        (1.51)          (.22)
                                                                                        --------------    ----------
                                                                                              $ 24.89        $  29.75     $  40.69
                  Net Asset Value, End of Period......................      [ ]               =======        ========     ========
                                                                                                (15.41)       (23.74)       (3.21)
                  Total Return (%)(b).................................      [ ]

                  Ratios/Supplemental Data:
                     Net Assets, end of period (in thousands).........      [ ]               514,589            456,512  38,812
                     Ratios to average net assets (%)(c):
                        Operating expenses, net.......................      [ ]                   .60           .61          .61
                        Operating expenses, gross.....................      [ ]                   .60           .61          .66
                        Net investment income.........................      [ ]                   .93           .86          .68
                     Portfolio turnover rate (%)......................      [ ]                 71.16         79.24        59.91

   * For the period March 30, 2000 (commencement of sale) to October 31, 2000.

   (a) Average month-end shares outstanding were used for this calculation.

   (b) Periods less than one year are not annualized.

   (c) The ratios for periods less than one year are annualized.

Equity II Fund--Class Y Shares

                                                                                                   Fiscal
                                                                                                 Year Ended
                                                                                                October 31,

                                                                           2003           2002          2001        2000*
                                                                           ----           ----          ----        -----

               Net Asset Value, Beginning of Period...................      [ ]         $  28.32     $  38.35      $  38.89
                                                                                        --------     --------      --------

               Income From Operations
                  Net investment income(a)............................      [ ]             .12          .20           .11
                  Net realized and unrealized gain (loss).............      [ ]           (2.65)       (5.35)      (.55)
                                                                                       ------------   ----------  ---------
                     Total income from operations.....................      [ ]           (2.53)       (5.15)      (.44)
                                                                                       ------------   ----------  ---------

               Distributions
                  From net investment income..........................      [ ]             (.18)        (.10)         (.10)
                  From net realized gain..............................      [ ]             --          (4.78)          --

                     Total distributions..............................      [ ]             (.18)       (4.88)         (.10)
                                                                                        $  25.61     $  28.32    $   38.35
                                                                                        ========     ========    =========
               Net Asset Value, End of Period.........................      [ ]

               Total Return (%)(b)....................................      [ ]              (9.07)      (14.59)       (1.15)
               Ratios/Supplemental Data:
                  Net Assets, end of period (in thousands)............      [ ]              147,610      126,876      50,112

                  Ratios to average net assets (%)(c):
                     Operating expenses, net..........................      [ ]                  .79          .78          .78
                     Operating expenses, gross........................      [ ]                  .79          .79          .83
                     Net investment income............................      [ ]                  .41          .65          .51
                  Portfolio turnover rate (%).........................      [ ]               126.57       134.79       137.51


   * For the period March 29, 2000 (commencement of sale) to October 31, 2000.

   (a) Average month-end shares outstanding were used for this calculation.

   (b) Periods less than one year are not annualized.

   (c) The ratios for periods less than one year are annualized.

International Fund--Class Y Shares

                                                                                       Fiscal
                                                                                     Year Ended
                                                                                    October 31,
                                                                                 2003         2002         2001          2000*
                                                                                 ----         ----         ----          -----

              Net Asset Value, Beginning of Period...........................    [ ]         $  28.42      $ 39.62        $ 46.09
                                                                                             --------      -------        -------

              Income From Operations
                 Net investment income(a)....................................    [ ]             .32          .46            .46
                 Net realized and unrealized gain (loss).....................    [ ]            (3.83)       (9.60)         (6.93)
                                                                                          -----------  -----------   ------------
                    Total income from operations.............................    [ ]            (3.51)       (9.14)         (6.47)
                                                                                          -----------  -----------    -----------

              Distributions
                 From net investment income..................................    [ ]             (.16)        (.14)           --
                 From net realized gain......................................    [ ]              --         (1.92)           --
                                                                                          ------------               ------------


                    Total distributions......................................    [ ]             (.16)       (2.06)          --
                                                                                                 ----  -----------    -------------


              Net Asset Value, End of Period.................................    [ ]        $   24.75      $ 28.42       $  39.62
                                                                                            =========      =======       ========
              Total Return (%)(b)                                                [ ]           (12.42)      (24.26)        (14.04)
              Ratios/Supplemental Data:
                 Net Assets, end of period (in thousands)....................    [ ]         395,955      386,538         78,103

                 Ratios to average net assets (%)(c):
                    Operating expenses, net..................................    [ ]             .97          .96            .91
                    Operating expenses, gross................................    [ ]             .97          .96            .94
                    Net investment income....................................    [ ]            1.12         1.40           1.85
                 Portfolio turnover rate (%).................................    [ ]           87.84       111.84         105.17



   * For the period March 29, 2000 (commencement of sale) to October 31, 2000.

   (a) Average month-end shares outstanding were used for this calculation.

   (b) Periods less than one year are not annualized.

   (c) The ratios for periods less than one year are annualized.

Fixed Income I Fund--Class Y Shares

                                                                                 Fiscal
                                                                               Year Ended
                                                                              October 31,

                                                                                 2003            2002          2001         2000*
                                                                                 ----            ----          ----         ----
               Net Asset Value, Beginning of Period........................      [ ]           $  22.32     $  20.79      $  20.61
                                                                                               --------     --------      --------

               Income From Operations
                  Net investment income(a)(d)..............................      [ ]                .95         1.23           .81
                  Net realized and unrealized gain (loss)(d)...............      [ ]                .21         1.61             .37
                                                                                                    ---   ----------      ----------
                     Total income from operations..........................      [ ]              1.16         2.84            1.18
                                                                                                  ------    ----------      --------

               Distributions
                  From net investment income...............................      [ ]               (1.05)      (1.31)         (1.00)
                  From net realized gain...................................      [ ]                (.27)          --           --
                     Total distributions...................................      [ ]               (1.32)      (1.31)         (1.00)

               Net Asset Value, End of Period..............................      [ ]            $  22.16    $  22.32      $   20.79
                                                                                                ========    ========      =========
               Total Return (%)(b).........................................      [ ]               5.50        14.07           5.89
               Ratios/Supplemental Data:
                  Net Assets, end of period (in thousands).................      [ ]            506,495      520,186        144,049

                  Ratios to average net assets (%)(c):                                              .31         .32             .32
                     Operating expenses, net...............................      [ ]                .31         .32             .34
                     Operating expenses, gross.............................      [ ]               4.31        5.62            6.63
                     Net investment income(d)..............................      [ ]
                  Portfolio turnover rate (%)..............................      [ ]             165.28         188.97       117.94


   * For the period March 29, 2000 (commencement of sale) to October 31, 2000.

   (a) Average month-end shares outstanding were used for this calculation.

   (b) Periods less than one year are not annualized.

   (c) The ratios for periods less than one year are annualized.

    d) As of November 1, 2001, the Fund adopted certain accounting principles that created a reclassification between net ( investment income and net realized and unrealized gain (loss). As a result, the amounts reflected in the Financial
       Highlights table for 2002 have been increased (decreased) as follows:
         Net Investment Income (Loss)($)...............................   (.01)
         Net Realized and Unrealized Gain (Loss)($)....................    .01
         Ratio of Net Investment Income to Average Net Assets (%)......  (0.04)

Real Estate Securities Fund--Class S Shares

                                                               Fiscal
                                                              Year Ended                                       Year Ended
                                                             October 31,                                      December 31,
                                                             -----------                                      ------------
                                                    2003         2002          2001          2000*          1999         1998
                                                    ----         ----          ----          -----          ----         ----
  Net Asset Value, Beginning of Period..........    [ ]           $ 27.31       $ 26.22     $  22.86       $ 24.44      $ 30.86
                                                                  -------       -------     --------       -------      -------
Income From Operations
     Net investment income(a)...................    [ ]              1.41          1.46         1.04         1.30          1.34
     Net realized and unrealized gain (loss)....    [ ]
                                                                     (.06)         1.03         3.15           (1.20)     (6.13)
                                                             ------------  ------------   ----------     -----------   --------
        Total income from operations............    [ ]              1.35          2.49         4.19             .10      (4.79)

Distributions
     From net investment income.................    [ ]             (1.77)        (1.40)        (.83)        (1.68)       (1.17)
     From net realized gain.....................    [ ]                --           --          --              --         (.46)
                                                            ---------------     -------------   -----------  ----------    ---------

        Total distributions.....................    [ ]             (1.77)        (1.40)         (.83)           (1.68)     (1.63)
                                                              -----------   ----------- -       -----------       -------    ------


  Net Asset Value, End of Period................    [ ]          $  26.89      $  27.31         $ 26.22       $  22.86    $ 24.44
                                                                 ========      ========         =======       ========    =======
  Total Return (%)(b)...........................    [ ]              4.55          9.48          18.53             .55     (15.94)
  Ratios/Supplemental Data:
     Net Assets, end of period (in thousands)...    [ ]           598,133       607,280         669,529         589,300    576,326
     Ratios to average net assets (%)(c):
        Operating expenses, net.................    [ ]              1.19          1.17            1.16            1.14       1.05
        Operating expenses, gross...............    [ ]              1.19          1.18            1.16            1.14       1.05
        Net investment income...................    [ ]              4.82          5.19            5.00            5.41       4.93
     Portfolio turnover rate (%)................    [ ]             67.70         44.50           53.30           42.69      42.58

   * For the ten months ended October 31, 2000.

   (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

   (b) Periods less than one year are not annualized.

   (c) The ratios for periods less than one year are annualized.

Emerging Markets Fund--Class S Shares

                                                                  Fiscal
                                                                 Year Ended                                     Year Ended
                                                                October 31,                                    December 31,
                                                                -----------                                    ------------
                                                     2003          2002           2001          2000*         1999        1998
                                                     ----          ----           ----          -----         ----        ----
Net Asset Value, Beginning of Period...........     [ ]          $  7.05      $   9.25         $ 12.52       $   8.48   $  11.79
                                                                 -------      --------         -------       --------   --------

Income From Operations
   Net investment income(a)**..................     [ ]               --           .04            --              .03       .12
   Net realized and unrealized gain (loss).....     [ ]              .40         (2.24)        (3.21)            4.10     (3.35)
                                                                     ---     ------------   -------------- ---------      ----------
      Total income from operations.............     [ ]              .40         (2.20)        (3.21)            4.13     (3.23)
                                                                     ---     ------------   -------------  ---------      ----------
Distributions
   From net investment income..................     [ ]              (.02)           --         (.06)           (.09)       (.08)
                                                                     ----   --------------
Net Asset Value, End of Period.................     [ ]           $  7.43      $  7.05         $   9.25      $  12.52     $  8.48
                                                                  =======      =======         ========      ========     =======
Total Return (%)(b)............................     [ ]              5.91          (23.89)      (25.79)        49.03      (27.57)
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)....     [ ]           263,563         273,486      359,201       430,794     294,349
   Ratios to average net assets (%)(c): [ ]
      Operating expenses, net..................     [ ]              2.14         2.09            1.91          1.91        1.75
      Operating expenses, gross................     [ ]              2.14         2.09            1.92          1.91        1.75
      Net investment income (loss).............     [ ]              (.02)         .44            (.02)          .26        1.20
   Portfolio turnover rate (%).................     [ ]             90.21        83.74           73.11         94.85       59.35

   * For the ten months ended October 31, 2000.

   ** Less than $.01 per share for the periods ended October 31, 2002 and October 31, 2000.

   (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

   (b) Periods less than one year are not annualized.

   (c) The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class S Shares

                                                                Fiscal Year                                     Year Ended
                                                              Ended October 31,                                December 31,
                                                              -----------------                                ------------
                                                      2003            2002          2001        2000*        1999        1998
                                                      ----            ----          ----        -----        ----        ----
Net Asset Value, Beginning of Period........          [ ]            $  18.99    $    18.22     $  18.03   $  18.46     $ 18.35
                                                                     --------    ----------     --------   --------     -------

Income From Operations
   Net investment income(a).................          [ ]                 .80       1.07             .91       .90         .99
   Net realized and unrealized gain (loss)..          [ ]                 .08        .83             .09      (.36)        .11
                                                                 ------------        ---           -----      ----        -------
      Total income from operations..........          [ ]                 .88       1.90            1.00       .54           1.10
                                                                 ------------       ----         ----------   ----    -----------
Distributions
   From net investment income...............          [ ]               (.86)     (1.13)            (.81)      (.97)       (.99)
                                                                 ------------     ----------        -----
Net Asset Value, End of Period..............          [ ]            $  19.01      18.99           $   18.22   $ 18.03 $  18.46
                                                                     ========      =======         =========   ========== ========


Total Return (%)(b).........................          [ ]                4.81   $  10.76            5.64      3.03        6.09
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).          [ ]              599,795   401,137         422,884   447,590      260,539

   Ratios to average net assets (%)(c):
      Operating expenses, net...............          [ ]                  .52        .52             .64       .74         .66
      Operating expenses, gross.............          [ ]                  .71        .67             .66       .74         .66
      Net investment income (loss)..........          [ ]                 4.26       5.76            6.00      5.22        5.37
   Portfolio turnover rate (%)..............          [ ]               163.86     260.94           92.13    177.08      129.85

   * For the ten months ended October 31, 2000.

   (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

   (b) Periods less than one year are not annualized.

   (c) The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION


      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company. A complete list of current money managers for the Funds can also be found at www.Russell.com.


                                  Equity I Fund


      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

      Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004


      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

 Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.

         Marsico Capital Management, LLC, 1200 17th Street, Suite 1300,
                               Denver, CO 80202.

 MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor,
                             Boston, MA 02116-3741.

      Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200,
                            Atlanta, GA 30326-3248.

      Suffolk Capital Management,  LLC, 1633 Broadway,  40th Floor,
                              New York, NY 10019.

      Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100,
                               Berwyn, PA 19312.

                                  Equity Q Fund


      Aronson+Johnson+Ortiz,   LP,  230  South   Broad   Street,   20th   Floor,
                            Philadelphia, PA 19102.


      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

      Franklin Portfolio  Associates,  LLC, Two International Place, 22nd Floor,
                             Boston, MA 02110-4104.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.


                                 Equity II Fund

      CapitalWorks  Investment Partners, LLC, 402 West Broadway, 25th Floor, San
                                Diego, CA 92101.

   David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

      Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.


      Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor,
                              New York, NY 10005.


      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.


         Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 600,
                            Santa Monica, CA 90401.


      Suffolk Capital Management,  LLC, 1633 Broadway,  40th Floor,
                              New York, NY 10019.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.


                               International Fund


      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


      AQR Capital  Management,  LLC, 900 Third Avenue,  17th Floor,
                              New York, NY 10022.

      Axiom  International  Investors  LLC, 55 Railroad  Avenue,
                           Greenwich, CT 06830-6378.

      Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500,
                             Los Angeles, CA 90025.

      Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor,
                            London EC2V 6EE England.

      Fidelity Management & Research Company, 82 Devonshire Street,
                               Boston, MA 02109.

      Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
                           Wilmington, DE 19801-1165.

      Mastholm  Asset  Management,  LLC,  10500  N.E.  8th  Street,  Suite  660,
                              Bellevue, WA 98004.

      Oechsle International  Advisors, LLC, One International Place, 23rd Floor,
                               Boston, MA 02110.

      The Boston Company Asset  Management,  LLC, One Boston Place,  14th Floor,
                             Boston, MA 02108-4402.

                               Fixed Income I Fund

      Lincoln Capital Fixed Income Management  Company,  200 South Wacker Drive,
                         Suite 2100, Chicago, IL 60606.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
               300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                              Fixed Income III Fund

      Delaware  Management  Company,  a series of Delaware  Management  Business
            Trust, 2005 Market Street, Philadelphia, PA 19103-7094.

 Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street, Suite 1100,
                        W. Conshohocken, PA 19428-2899.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
               300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                           Real Estate Securities Fund

  AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane,
                             Boston, MA 02210-2021.

   INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
    One Lincoln Center, Suite 700, 5400 LBJ Freeway - LB2, Dallas, TX 75240.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue,
                         41st Floor, Chicago, IL 60611.

                              Emerging Markets Fund


      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


      Arrowstreet Capital,  Limited  Partnership,  44 Brattle Street, 5th Floor,
                              Cambridge MA 02138.

      Foreign & Colonial  Emerging  Markets  Limited,  Exchange House,  Primrose
                        Street, London EC2A 2NY England.

      Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.


                T. Rowe Price International, Inc., 100 East Pratt
                          Street, Baltimore, MD 21202



                              Short Term Bond Fund

      Merganser Capital Management L.P., One Cambridge Center, Suite 402,
                           Cambridge, MA 02142-1611.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
               300, P.O. Box 6430, Newport Beach, CA 92658-6430.

     STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
                            Barbara, CA 93101-2143.

      When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA  98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL  INVESTMENT  COMPANY
   Class Y Shares:
   Equity I Fund Equity Q Fund
   Equity II Fund  International Fund
   Fixed Income I Fund

   Fixed Income III Fund
   Class S Shares:
   Real Estate Securities Fund
   Emerging Markets Fund
   Short Term Bond Fund












                                    Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
                                                                36-08-062 (0304)




[Russell Logo]

                        FRANK RUSSELL INVESTMENT COMPANY




           LifePoints(R) Funds


           PROSPECTUS

           CLASS A AND C SHARES:
           CONSERVATIVE STRATEGY FUND
           MODERATE STRATEGY FUND
           BALANCED STRATEGY FUND
           AGGRESSIVE STRATEGY FUND
           EQUITY AGGRESSIVE STRATEGY FUND


           March 1, 2004























           909 A STREET, TACOMA, WA    98402  o  800-787-7354

           As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.
                                                                  [Russell Logo]

                                Table of Contents

Risk/Return Summary.........................................................  1
   Investment Objective.....................................................  1
   Principal Investment Strategies..........................................  1
   Principal Risks..........................................................  2
   Performance..............................................................  2
   Fees and Expenses........................................................  8
The Purpose of the Funds-- Multi-Style, Multi-Manager Diversification....... 12
Management of the Funds and Underlying Funds................................ 13
The Money Managers for the Underlying Funds................................. 15
Investment Objective and Principal Investment Strategies
   of the Underlying Funds.................................................. 16
Risks....................................................................... 27
Dividends and Distributions................................................. 31
Taxes....................................................................... 32
How Net Asset Value is Determined........................................... 32
Choosing a Class of Shares to Buy........................................... 33
More About Deferred Sales Charges........................................... 34
How to Purchase Shares...................................................... 35
Exchange Privilege.......................................................... 36
How to Redeem Shares........................................................ 37
Payment of Redemption Proceeds.............................................. 37
Other Things to Know About Share Transactions............................... 38
Financial Highlights........................................................ 39
Money Manager Information................................................... 44

2

                               RISK/RETURN SUMMARY

                              Investment Objective


     Each of the following Funds has a non-fundamental investment objective. This means that each Fund's investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.




Conservative Strategy Fund                seeks to provide high current income and low long term capital appreciation.

Moderate Strategy Fund                    seeks to provide high current income and moderate long term capital appreciation.

Balanced Strategy Fund                    seeks to provide above average capital appreciation and a moderate level of current income.

Aggressive Strategy Fund                  seeks to provide high long term capital appreciation with low current income.

Equity  Aggressive  Strategy  Fund        seeks to  provide  high  long  term  capital
appreciation.



                         Principal Investment Strategies

      Each of the Frank Russell Investment Company ("FRIC") LifePoints Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.

      Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests and the allocation of assets to the Underlying Funds are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                                         Conservative  Moderate   Balanced   Aggressiv    Equity
                                                                          Strategy   Strategy    Strategy   Strategy   Aggressive
                                                                            Fund      Fund       Fund        Fund        Strategy
Underlying Fund                                                                                                         Fund
----------------                                                        ----------------------- --------- ----------  -----------
                                                                        ----------------------- --------- ----------  -----------
Diversified Equity Fund................................................       7%        11%       16%        23%          29%
Special Growth Fund....................................................    --            3%        4%         5%           6%
Quantitative Equity Fund...............................................       7%        11%       16%        23%          29%
International Securities Fund..........................................       3%        11%       16%        19%          24%
Diversified Bond Fund..................................................      22%        27%       20%       --           --
Short Term Bond Fund...................................................      58%        33%      --         --           --
Multistrategy Bond Fund................................................    --          --         20%        20%         --
Real Estate Securities Fund............................................       3%         4%        5%         6%           7%
Emerging Markets Fund..................................................    --          --          3%         4%           5%






      Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.


Diversification

      Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                 Principal Risks

      You should consider the following factors before investing in a Fund:

      o An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money. Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of

      o each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

      o The policy of each Fund is to allocate its assets  among the  Underlying
        Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints. A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as

      o those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks." The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by

      o political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

      o An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo

      o presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.


                                   Performance

      The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class C Shares varies over the life of each Fund. The return (both before and after tax) for Class A Shares offered by this Prospectus may be different than the Class C returns shown in the bar charts, depending on the fees and expenses of the Class A Shares. No Class A Shares have been issued as of the date of this Prospectus. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class C Shares are set forth below the bar charts.

      The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund's average annual returns for one year and since the beginning of operations of each Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

      The Equity Aggressive Strategy, Moderate Strategy and Conservative Strategy Funds first issued Class C Shares on February 11, 1999. The Aggressive Strategy and Balanced Strategy Funds first issued Class C Shares on January 29, 1999. Performance shown for Class C Shares prior to those dates is the performance of the Funds' Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown would have been lower.

      Past  performance,  both  before-tax  and  after-tax,  is no indication of future results. A more detailed description of how returns are calculated can be found in the Fund's Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                           Conservative Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C




[Bar Chart]

1998     7.47%
1999     4.77%
2000     5.14%
2001     3.16%
2002     1.16%
2003     [_______]

Best Quarter:     ___% (_Q/__)
Worst Quarter:    (___%) (_Q/__)




   Average annual total returns                                                                                      Since
   for the periods ended December 31, 2003                                                      1 Year    5 Years    Inception*

   Return Before Taxes, Class C...............................................................        %      %           %

   Return After Taxes on Distributions, Class C...............................................        %      %           %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C.......................        %      %           %

   Merrill Lynch 1-2.99 Year Treasury Index...................................................        %      %           %

   Lehman Brothers Aggregate Bond Index.......................................................        %      %           %




* Commenced operations by issuing Class E Shares on November 7, 1997.

                             Moderate Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C



[Bar Chart]

1998     9.91%
1999     8.03%
2000     2.40%
2001     -0.68%
2002     -3.46%
2003     [_______]
Best Quarter:     ___% (_Q/__)
Worst Quarter:    (___%) (_Q/__)




   Average annual total returns                                                                                      Since
   for the periods ended December 31, 2003                                                     1 Year      5 Years   Inception*

   Return Before Taxes, Class C..............................................................         %         %          %

   Return After Taxes on Distributions, Class C..............................................         %         %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C......................         %         %          %

   Merrill Lynch 1-2.99 Year Treasury Index..................................................         %         %          %

   Lehman Brothers Aggregate Bond Index......................................................        %          %          %

   Russell 1000(R)Index.......................................................................         %          %         %




* Commenced operations by issuing Class E Shares on October 2, 1997.

                             Balanced Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C




[Bar Chart]

1998     11.54%
1999     10.94%
2000     -0.33%
2001     -4.83%
2002     -8.11%
2003     [_______]

Best Quarter:     ____% (_Q/__)
Worst Quarter:    (___%) (_Q/__)




   Average annual total returns                                                                                      Since
   for the periods ended December 31, 2003                                                     1 Year      5 Years   Inception*

   Return Before Taxes, Class C..............................................................         %          %          %

   Return After Taxes on Distributions, Class C..............................................         %          %           %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C......................         %           %         %

   Lehman Brothers Aggregate Bond Index......................................................        %           %          %

   Russell 1000(R)Index.......................................................................         %           %         %

   MSCI EAFE Index...........................................................................         %           %          %




* Commenced operations by issuing Class E Shares on September 16, 1997.

                            Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C





[Bar Chart]

1998     11.52%
1999     17.07%
2000     -4.60%
2001     -9.00%
2002     -14.48%
2003     [_______]
Best Quarter:     ___% (_Q/__)
Worst Quarter:    ___%) (_Q/__)




   Average annual total returns                                                                                      Since
   for the periods ended December 31, 2003                                                     1 Year      5 Years   Inception*

   Return Before Taxes, Class C..............................................................         %           %          %

   Return After Taxes on Distributions, Class C..............................................         %           %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C......................         %           %          %

   Russell 1000(R)Index.......................................................................         %           %          %

   MSCI EAFE Index...........................................................................         %           %          %

   Lehman Brothers Aggregate Bond Index......................................................         %           %          %




* Commenced operations by issuing Class E Shares on September 16, 1997.

                         Equity Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C



[Bar Chart]

1998     13.69%
1999     21.14%
2000     -7.53%
2001     -12.83%
2002     -19.69%
2003     [_______]
     Best Quarter:     ___% (_Q/__)
     Worst Quarter:    (___%) (_Q/__)




   Average annual total returns                                                                                      Since
   for the periods ended December 31, 2003                                                     1 Year      5 Years   Inception*

   Return Before Taxes, Class C...............................................................        %           %          %

   Return After Taxes on Distributions, Class C...............................................        %           %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C.......................        %           %          %

   Russell 1000(R)Index........................................................................        %           %          %

   MSCI EAFE Index............................................................................        %           %          %




* Commenced operations by issuing Class E Shares on September 30, 1997.

                                Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)



                                                                            Maximum Sales      Maximum                  Exchange
                                                                               Charge       Deferred Sale  Redemption     Fees
                                                           Maximum Sales       (Load)        Charge (Load)    Fees
                                                           Charge (Load)     Imposed on
                                                            Imposed on      Reinvested
                                                            Purchases       Dividends
                                                           ---------------  --------------  -------------------------- ----------
                                                           ---------------  --------------  -------------------------- ----------
All Funds, Class A........................................       5.75%          None           1.00%*        None        None
All Funds, Class C........................................       None           None           None          None        None

* There is a 1.00% deferred sales charge on redemptions of Class A Shares made within 12 months of a purchase of $1 million or more on which no initial sales charge was paid.


                        Annual Fund Operating Expenses##
                 (expenses that were deducted from Fund assets)
                                (% of net assets)



                                                                 Distribution     Other      Total     Fee Waivers      Total Net
                                                                  (12b-1)     Expenses      Gross     and Expense        Annual
                                                       Advisory   Fees***    reflecting     Annual     Reimbursement#   Fund
                                                         Fee                Shareholder     Fund                        Operating
                                                                              (Servicing   Operating                      Expenses*
                                                                               Fees)       Expenses
                                                       --------------------- ------------ ---------- ---------------  -----------
                                                       --------------------- ------------ ---------- ---------------  -----------
Class A Shares

   Conservative Strategy Fund........................   0.20%      0.25%            %           %             %              %
   Moderate Strategy Fund............................   0.20%      0.25%            %           %             %              %
   Balanced Strategy Fund............................   0.20%      0.25%            %           %             %              %
   Aggressive Strategy Fund..........................   0.20%      0.25%            %           %             %              %
   Equity Aggressive Strategy Fund...................   0.20%      0.25%            %           %             %              %

Class C Shares**
   Conservative Strategy Fund........................   0.20%      0.75%            %           %             %              %
   Moderate Strategy Fund............................   0.20%      0.75%            %           %             %              %
   Balanced Strategy Fund............................   0.20%      0.75%            %           %             %              %
   Aggressive Strategy Fund..........................   0.20%      0.75%            %           %             %              %
   Equity Aggressive Strategy Fund...................   0.20%      0.75%            %           %             %              %



* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares. *** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class C and Class A Shares of the Funds may not exceed 6.25% and 7.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each Class of Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.


**** Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2004.


# [FRIMCo has contractually agreed to waive, at least through _________________, 2005, its 0.20% advisory fee for each Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.]

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.


Direct Expenses

     Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. The foregoing direct operating expenses are borne either by the Underlying Funds in which a Fund invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through ________________, 2005 and may be renewed thereafter.

      Direct operating expenses also include expenses attributable to advisory fees (which are currently waived by FRIMCo through ________________, 2005), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

Indirect Expenses


      Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2003).


      As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.


Underlying Fund (Class S                          Total Net Operating
Shares)                                          Expense Ratios
------------------------------                   ------------------
                                                 ------------------
Diversified Equity Fund..........................         %
Special Growth Fund..............................         %
Quantitative Equity Fund.........................         %
International Securities Fund....................         %
Diversified Bond Fund............................         %
Short Term Bond Fund.............................         %
Multistrategy Bond Fund..........................         %
Real Estate Securities Fund......................         %
Emerging Markets Fund............................         %

     The Total Net Operating Expense Ratios for are net of fee waivers. For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until ____________________, 2005, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed _____% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

      Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:

                                                              Class A
                                                              --------
                                                              ------
Conservative Strategy Fund..................................       %
Moderate Strategy Fund......................................       %
Balanced Strategy Fund......................................       %
Aggressive Strategy Fund....................................       %
Equity Aggressive Strategy Fund.............................       %

                                                             Class C
                                                             ---------
                                                             ---------
Conservative Strategy Fund..................................       %
Moderate Strategy Fund......................................       %
Balanced Strategy Fund......................................       %
Aggressive Strategy Fund....................................       %
Equity Aggressive Strategy Fund.............................       %

      Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2003. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.



Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through ____________________, 2005. The calculation of costs for the one year period does take into account such waivers.



      Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                         1 Year  3 Years  5 Years 10 Years

                                         ------- -------- ------------------
                                         ------- -------- ------------------
Class A Shares
   Conservative Strategy Fund............     $        $        $         $
   Moderate Strategy Fund................
   Balanced Strategy Fund................
   Aggressive Strategy Fund..............
   Equity Aggressive Strategy Fund.......

Class C Shares
   Conservative Strategy Fund............     $        $        $         $
   Moderate Strategy Fund................
   Balanced Strategy Fund................
   Aggressive Strategy Fund..............
   Equity Aggressive Strategy Fund.......

      The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:


      [Pie Chart]
      Conservative Strategy Fund
      Diversified Equity 7%
      Quantitative Equity 7%
      International Securities 3%
      Diversified Bond 22%
      Short Term Bond 58%
      Real Estate Securities 3%

      [Pie Chart]
      Moderate Strategy
      Short Term Bond 33%
      Diversified Equity 11%
      Special Growth 3%
      Quantitative Equity 11%
      International Securities 11%
      Real Estate Securities 4%
      Diversified Bond 27%

      [Pie Chart] Balanced Strategy Fund Real Estate Securities 5% Diversified Equity 16% Quantitative Equity 16% Special Growth 4% International Securities 16% Emerging Markets 3% Diversified Bond 20% Multistrategy Bond 20%

      [Pie Chart] Aggressive Strategy Fund Diversified Equity 23% Quantitative Equity 23% Special Growth 5% International Securities 19% Emerging Markets 4% Multistrategy Bond 20% Real Estate Securities 6%

      [Pie Chart]
      Equity Aggressive Strategy Fund
      International Securities 24%
      Emerging Markets 5%
      Real Estate Securities 7%
      Diversified Equity 29%
      Quantitative Equity 29%
      Special Growth 6%

>

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

      Three functions form the core of Russell's consulting services:

     o Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance. Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income

     o securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns. Money Manager Research: Evaluating and recommending professional investment advisory and management organizations

     o ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

      Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.




                MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS

      The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2003, managed over $______________ billion in 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


      Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

      Each Fund and Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' and Underlying Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers as more fully described below. Each of the Underlying Fund's money managers makes investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

         FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and Underlying Funds. FRIMCo develops the investment programs for each Fund and Underlying Fund, selects, subject to approval of the Underlying Funds' Board, money managers for the Underlying Funds, allocates Underlying Fund assets among the money managers, oversees the money managers and evaluates their results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manger to another.


      Ernest Ankrim, Randal Burge and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages.


      FRIMCo's officers and employees who manage the Underlying Funds and oversee the money managers of the Underlying Funds are:

     o Thomas F. Hanly, Chief Investment Officer of Russell and FRIMCo since January 2004. From 1999 to 2003, Mr. Hanly was Chief Financial Officer of Russell. From 1997 to 1999, Mr. Hanly served as a Director of Frank Russell Capital.

     o Randall P. Lert, who has been Chief Portfolio Strategist of FRIMCo since January 2004. From 1989 to 2003, Mr. Lert was Chief Investment Officer of FRIMCo.

     o Ernest Ankrim, Ph.D., Chief Investment Strategist since January 2003. Dr. Ankrim was Director, Portfolio Strategy for FRIMCo from January 2001 to December 2002. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

     o Randal C. Burge, Director, Global Equity since January 2003. Mr. Burge was Director, Portfolio Management from December 2001 to December 2002. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

     o Jean Carter, Managing Director, Strategic Investment Resources since January 2003. Ms. Carter was Director, North American IMG from December 2001 to December 2002. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

     o James Duberly, Director of Global Fixed Income of FRIMCo since 2002. From 1998 to 2002, Mr. Duberly was a Portfolio Manager with Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1998, Mr. Duberly was a Senior Portfolio Manager with the Bank for International Settlements based in Basel, Switzerland.

     o Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     o Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

     o Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

     o Paul R. Greenwood, Director of US Equity for FRIMCo since 2002. From 1993 to 2002, Mr. Greenwood was a Senior Research Analyst for Russell.

     o Robert E. Hall, who has been a Portfolio Manager of FRIMCo since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo.

     o Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for Russell.

     o James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' cash reserves and arranges brokerage execution of certain money manager portfolio decisions on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     o James A. Jornlin, who has been a Portfolio Manager of FRIMCo since July 1996.

     o Noel Lamb, Director and North American Chief Investment Officer of FRIMCo since January 2003. From 1997 to 2002, Mr. Lamb was Director of Portfolio Management of Frank Russell Company Limited, an affiliate of FRIMCo.

     o Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for Russell from 1995 to 1997 and a Senior Research Analyst for Russell from 1997 to 2000.

     o Michael R. Ruff, who has been a Portfolio Manager of FRIMCo since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst for Russell. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst with Russell.

     o Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for Russell. From 1995 to 1999, Mr. Skatrud was
          Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

     o Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

      The   following   lists  the  officers  and  employees  who  have  primary
responsibility for the management of the FRIC Funds:

     o Jeffrey Hussey and Michael Ruff have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.

     o Michael Ruff and Jeff Hussey have primary responsibility for the management of the Short Term Bond and Tax Exempt Bond Funds.

     o Dennis Trittin and Ron Dugan have primary responsibility for the management of the Equity I and Diversified Equity Funds.

     o Erik Ogard and Dennis Trittin have primary responsibility for the management of the Equity II, Special Growth and Select Growth Funds.

     o Ron Dugan and Dennis Trittin have primary responsibility for the management of the Equity Q, Quantitative Equity and Select Value Funds.

     o Steve Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap Fund.

     o Steve Skatrud and Erik Ogard have primary responsibility for the management of the Tax-Managed Mid & Small Cap Fund.

     o Robert Hall and James Jornlin have primary responsibility for the management of the Emerging Markets Fund. o James Jornlin and Ann Duncan have primary responsibility for the management of the International and International Securities Funds.

     o Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund. o Ron Dugan and Michael Ruff have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     o Stephen Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


      In the last fiscal year, the Funds did not pay FRIMCo any advisory or administrative fees. However, the Funds bore indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.


     In the last fiscal year, the aggregate annual rate of the advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Diversified Equity Fund _____%, Special Growth Fund _____%, Quantitative Equity Fund _____%, International Securities Fund _____%, Diversified Bond Fund _____%, Short Term Bond Fund _____%, Multistrategy Bond Fund _____%, Real Estate Securities Fund _____% and Emerging Markets Fund _____%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.


                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

      Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

      Each money manager has complete discretion to select portfolio  securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                  INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

      The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


     Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund's investment objective may be changed by the Board of Trustees of an Underlying Fund without shareholder approval.


DIVERSIFIED EQUITY FUND
-----------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long term capital growth.

      Principal
      Investment Strategies
               The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.


               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. Value Style emphasizes investments in equity securities of companies that appear to

               o be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the

               o broad equity market rather than focusing on the growth or value segments of the market.

               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SPECIAL GROWTH FUND
-------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long-term capital growth.

      Principal
      Investment Strategies
               The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $3.1 billion to $117 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.


               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
------------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long term capital growth.

      Principal
      Investment Strategies
               The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND
-----------------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long term capital growth.

      Principal
      Investment Strategies
               The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies.


               To a limited extent, the Fund may also invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.

               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND
---------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide current income and the preservation of capital.


     Principal
     Investment Strategies
               The Diversified Bond Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [___] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.



SHORT TERM BOND FUND
--------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide current income and preservation of capital with a focus on short duration securities.


      Principal
      Investment Strategies
               The Short Term Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was [___] years as of December 31, 2003, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


MULTISTRATEGY BOND FUND
-----------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide current income and capital appreciation.


Principal
Investment Strategies
               The Multistrategy Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [___] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.


               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.



REAL ESTATE SECURITIES FUND
---------------------------

      Non-Fundamental
      Investment Objective
               Seeks to provide current income and long term capital growth.

      Principal
      Investment
      Strategies
               The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments primarily in equity securities of issuers whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.



               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
---------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long term capital growth.


      Principal
      Investment Strategies
               The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.


               The Fund invests in common stocks of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.



         Risk Associated With                                 Description                                 Relevant Fund
----------------------------------------  ----------------------------------------------------   --------------------------------
----------------------------------------  ----------------------------------------------------   --------------------------------

Multi-Manager Approach                    The investment styles employed by a Fund's money        All Funds
                                          managers may not be complementary. The interplay
                                          of the various strategies employed by a Fund's          (All Underlying Funds)
                                          multiple money managers may result in a Fund
                                          holding a concentration of certain types of
                                          securities. This concentration may be beneficial
                                          or detrimental to a Fund's performance depending
                                          upon the performance of those securities and the
                                          overall economic environment. The multi-manager
                                          approach could result in a high level of portfolio
                                          turnover, resulting in higher Fund brokerage
                                          expenses and increased tax liability from a Fund's
                                          realization of capital gains.

Equity Securities                         The value of equity securities will rise and fall      Equity Aggressive Strategy
                                          in response to the activities of the company that      Aggressive Strategy
                                          issued the stock, general market conditions and/or     Balanced Strategy
                                          economic conditions.                                   Moderate Strategy

                                                                                                 (Underlying Funds:
                                                                                                 Diversified Equity
                                                                                                 Special Growth
                                                                                                 Quantitative Equity
                                                                                                 International Securities
                                                                                                 Real Estate Securities
                                                                                                 Emerging Markets)

      o   Value Stocks                     Investments in value stocks are subject to risks       Equity Securities Strategy
                                           that (i) their intrinsic values may never be           Aggressive Strategy
                                           realized by the market or (ii) such stock may turn     Balanced Strategy
                                           out not to have been undervalued.                      Moderate Strategy

                                                                                                (Underlying Funds:
                                                                                                Diversified Equity
                                                                                                Special Growth
                                                                                                International Securities)

      o   Growth Stocks                   Growth company stocks may provide minimal              Equity Aggressive Strategy
                                          Dividends which could otherwise cushion stock          Aggressive Strategy
                                          prices in a market decline. The value of growth        Balanced Strategy
                                          company stocks may rise and fall significantly         Moderate Strategy
                                          based, in part, on investors' perceptions of the
                                          company, rather than on fundamental analysis of        (Underlying Funds:
                                          the stocks.                                            Diversified Equity
                                                                                                Special Growth
                                                                                                International Securities)





      o   Market-Oriented Investments      market-oriented investments are generally subject      Equity Aggressive Strategy
                                           o the risks associated with growth and value          Aggressive Strategy
                                           stocks. Balanced Strategy
                                                                                                 Moderate Strategy

                                                                                                 (Underlying Funds:
                                                                                                 Diversified Equity
                                                                                                Special Growth
                                                                                                Quantitative Equity
                                                                                                International Securities)

      o   Securities of Small             Investments in smaller companies may involve           Equity Aggressive Strategy
         Capitalization Companies         greater risks because these companies generally        Aggressive Strategy
                                          have a limited track record. Smaller companies         Balanced Strategy
                                          often have narrower markets and more limited           Moderate Strategy
                                          managerial and financial resources than larger,
                                          more established companies. As a result, their          Underlying Fund:
                                          performance can be more volatile, which may            (Special Growth)
                                          increase the volatility of a Fund's portfolio.

Fixed-Income Securities                   Prices of fixed-income securities rise and fall in      Balanced Strategy
                                          response to interest rate changes. Generally, when      Moderate Strategy
                                          interest rates rise, prices of fixed-income             Conservative Strategy
                                          securities fall. The longer the duration of the
                                          security, the more sensitive the security is to        Underlying Funds:
                                          this risk. A 1% increase in interest rates would       Diversified Bond
                                          reduce the value of a $100 note by approximately       Multistrategy Bond
                                          one dollar if it had a one-year duration. There is     (Short Term Bond)
                                          also a risk that fixed income securities will be
                                          downgraded in credit rating or go into default.
                                          Lower-rated bonds, and bonds with larger final
                                          maturities, generally have higher credit risks.

      o   Non-Investment Grade            Although lower rated debt securities generally          Aggressive Strategy
         Fixed-Income Securities          offer a higher yield than higher rated debt             Balanced Strategy
                                          securities, they involve higher risks. They are
                                          especially subject to:                                  Underlying Funds:
                                                                                                  Multistrategy Bond
                                                o   Adverse changes in general economic           (Short Term Bond)
                                                   conditions and in the industries in which
                                                   their issuers are engaged,

                                                o   Changes in the financial condition of
                                                   their issuers and

                                                o   Price fluctuations in response to
                                                   changes in interest rates.

                                          As a result, issuers of lower rated debt
                                          securities are more likely than other issuers to
                                          miss principal and interest payments or to default
                                          which could result in a loss to a Fund.





International Securities                  A Fund's return and net asset value may be              Equity Aggressive Strategy
                                          significantly affected by political or economic         Aggressive Strategy
                                          conditions and regulatory requirements in a             Balanced Strategy
                                          particular country. Non-US markets, economies and
                                          political systems may be less stable than US            Underlying Funds:
                                          markets, and changes in exchange rates of foreign       Diversified Bond
                                          currencies can affect the value of a Fund's            Enternational Securities
                                          foreign assets. Non-US laws and accounting             Aultistrategy Bond
                                          standards typically are not as strict as they are      Bmerging Markets
                                          in the US and there may be less public information     (Short Term Bond)
                                          available about foreign companies. Non-US
                                          securities markets may be less liquid and have
                                          fewer transactions than US securities markets.
                                          Additionally, international markets may experience
                                          delays and disruptions in securities settlement
                                          procedures for a Fund's portfolio securities.

      o   Non-US Debt Securities          A Fund's non-US debt securities are typically          Aggressive Strategy
                                          obligations of sovereign governments and               Balanced Strategy
                                          corporations. To the extent that a Fund invests a
                                          significant portion of its assets in a                  Underlying Funds:
                                          concentrated geographic area like Eastern Europe       Diversified Bond
                                          or Asia, the Fund will generally have more             Multistrategy Bond
                                          exposure to regional economic risks associated         (Short Term Bond)
                                          with foreign investments.

      o   Emerging Market Countries       Investments in emerging or developing markets           Underlying Funds:
                                          involve exposure to economic structures that are        Diversified Bond
                                          generally less diverse and mature, and to               Emerging Markets
                                          political systems which have less stability than        Short Term Bond
                                          those of more developed countries. These                Multistrategy Bond
                                          securities are particularly subject to a risk of        International Securities)
                                          default from political instability. Emerging
                                          market securities are subject to currency transfer
                                          restrictions and may experience delays and
                                          disruptions in securities settlement procedures
                                          for a Fund's portfolio securities. The volatility
                                          of emerging markets can be significantly higher
                                          than other equity asset classes.

      o  Instruments  of US and           Non-US corporations and banks issuing dollar            Balanced Strategy
         Foreign Banks and Branches       denominated instruments in the US are not               Moderate Strategy
         and Foreign  Corporations,       necessarily subject to the same regulatory              Conservative Strategy
         Including Yankee Bonds           requirements that apply to US corporations and
                                          banks, such as accounting, auditing and
                                          recordkeeping standards, the public availability        (Underlying Funds:
                                          of information and, for banks, reserve                  Diversified Bond
                                          requirements, loan limitations and examinations.        Multistrategy Bond
                                          This adds to the analytical complexity of these         Short Term Bond)
                                          securities, and may increase the possibility that
                                          a non-US corporation or bank may become insolvent
                                          or otherwise unable to fulfill its obligations on
                                          these instruments.












Derivatives (e.g. Futures                 If a Fund incorrectly forecasts interest rates in       Balanced Strategy
Contracts, Options on Futures,            using derivatives, the Fund could lose money.           Moderate Strategy
Interest Rate Swaps)                      Price movements of a futures contract, option or        Conservative Strategy
                                          structured note may not be identical to price
                                          movements of portfolio securities or a securities       Underlying Funds:
                                          index resulting in the risk that, when a Fund buys      Diversified Bond
                                          a futures contract or option as a hedge, the hedge      Multistrategy Bond
                                          may not be completely effective. Furthermore,           Short Term Bond)
                                          regulatory requirements for the Funds to set aside
                                          assets to meet their obligations with respect to
                                          derivatives may result in a Fund being unable to
                                          purchase or sell securities when it would
                                          otherwise be favorable to do so, or in a Fund
                                          needing to sell securities at a disadvantageous
                                          time. A Fund may also be unable to close out its
                                          derivatives positions when desired.

Real Estate Securities                    Just as real estate values go up and down, the          Underlying Fund:
                                          value of the securities of companies involved in        Real Estate Securities)
                                          the industry, and in which a Fund invests, also
                                          fluctuates. A Fund that invests in real estate
                                          securities is also subject to the risks associated
                                          with direct ownership of real estate. Additional
                                          risks include declines in the value of real
                                          estate, changes in general and local economic
                                          conditions, increases in property taxes and
                                          changes in tax laws and interest rates. The value
                                          of securities of companies that service the real
                                          estate industry may also be affected by such risks.

      o   REITs                           REITs may be affected by changes in the value of        Underlying Fund:
                                          the underlying properties owned by the REITs and        Real Estate Securities)
                                          by the quality of tenants' credit. Moreover, the
                                          underlying portfolios of REITs may not be
                                          diversified, and therefore subject to the risk of
                                          investing in a limited number of properties. REITs
                                          are also dependent upon management skills and are
                                          subject to heavy cash flow dependency, defaults by
                                          tenants, self-liquidation and the possibility of
                                          failing either to qualify for tax-free pass
                                          through of income under federal tax laws or to
                                          maintain their exemption from certain federal
                                          securities laws.

Municipal Obligations                     Municipal obligations are affected by economic,        Balanced Strategy
                                          business or political developments. These              Moderate Strategy
                                          securities may be subject to provisions of             Conservative Strategy
                                          litigation, bankruptcy and other laws affecting
                                          the rights and remedies of creditors, or may            Underlying Funds:
                                          become subject to future laws extending the time       Diversified Bond
                                          for payment of principal and/or interest, or           Multistrategy Bond
                                          limiting the rights of municipalities to levy          Short Term Bond)
                                          taxes.






Repurchase Agreements                     Under a repurchase agreement, a bank or broker          Underlying Funds:
                                          sells securities to a Fund and agrees to               Diversified Bond
                                          repurchase them at the Fund's cost plus interest.      Short Term Bond
                                          If the value of the securities declines and the        Multistrategy Bond)
                                          bank or broker defaults on its repurchase
                                          obligation, a Fund could incur a loss.


Exposing Cash Reserves                    By exposing its cash reserves to the performance        All Funds
to Appropriate Markets                    of appropriate markets by purchasing equity or
                                          fixed income securities and/or derivatives, a           (All Underlying Funds)
                                          Fund's performance tends to correlate more closely
                                          to the performance of that market as a whole.
                                          However, the market performance of these
                                          instruments may not correlate precisely to the
                                          performance of the corresponding market. This
                                          approach increases a Fund's performance if the
                                          particular market rises and reduces a Fund's
                                          performance if the particular market declines.


Securities Lending                        If a borrower of a Fund's securities fails              All Underlying Funds)
                                          financially, the Fund's recovery of the loaned
                                          securities may be delayed or the Fund may lose its
                                          rights to the collateral which could result in a
                                          loss to a Fund.



                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.


Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

      In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.


Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election for Class A Shares by contacting your Financial Intermediary and for Class C Shares by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


      If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains and, in many cases, distributions from non-U.S. corporations.


      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


      If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction.


      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

      The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities


      Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Market quotations for non-US securities may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board, occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


      Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.

                        CHOOSING A CLASS OF SHARES TO BUY

      You can choose between two classes of shares: Classes A and C. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to you depends on the amount and intended length of your investment.

      o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
      o For Class C shares, all of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class C shares if there is positive performance.
      o  Class C shares have no deferred sales charge.
                          Comparing the Funds' Classes

      Your Financial Intermediary can help you decide which class meets your goals. Your Financial Intermediary may receive different compensation depending upon which class you choose.

                                                  Class A                                             Class C
                            ----------------------------------------------------   ----------------------------------------------
                            ----------------------------------------------------   ----------------------------------------------
Key features                o  Initial sales charge                               o   No initial sales charge
                            o  You may qualify for reduction or waiver of         o   No deferred sales charge
                               initial sales charge                               o   Higher annual expenses than Class A
                            o  Lower annual expenses than Class C                 o   None
Initial Sales               o  Up to 5.75%; reduced or waived for large
Charge                         purchases and certain investors. No initial
                               sales charge for purchases of $1,000,000 or
                               more.                                               o None
Deferred Sales              o  1.00% on redemptions of Class A Shares made
Charge                         within 12 months of a purchase of $1 million or
                            o  more on which no initial sales charge was paid.     o 1.00% of average daily net assets
Annual                         0.25% of average daily net assets
distribution
and service
fees



                                  Sales Charges

Class A Shares

      Class A Shares are sold at the offering price, which is the net asset value plus a sales charge. You pay a lower initial sales charge as the size of your investment increases to certain levels. You do not pay an initial sales charge on the Funds' distributions or dividends you reinvest in additional Class A Shares. Class A Shares participate in the Funds' Rule 12b-1 distribution plan. Under the distribution plan, Class A Shares pay distribution fees of 0.25% annually for the sale and distribution of Class A Shares. Because these fees are paid out of the Class A Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

      The table below shows the rate of initial sales charge that you pay, depending on the amount that you purchase. The table below also shows the amount of compensation that is paid to your Financial Intermediary out of the initial sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A Shares. The Funds' distributor keeps up to approximately 13% of the initial sales charge imposed on Class A Shares. Financial Intermediaries may also receive the distribution fee payable on Class A Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

                                                                                                             Financial Intermediary
                                                                                                               commission as
                                                                                                                 % of offering
                                                                                   Sales Charge as % of            price
                                                                                --------------------------- ---------------------
                                                                                ---------------------------
Amount of Purchase                                                              Offering        Net amount
                                                                                Price           Invested
-------------------                                                             -------------  ------------ ---------------------
                                                                                --------------------------- ---------------------
Less than $50,000.............................................................      5.75          6.10              5.00
$50,000 but less than $100,000................................................      4.50          4.71              3.75
$100,000 but less than $250,000...............................................      3.50          3.63              2.75
$250,000 but less than $500,000...............................................      2.50          2.56              2.00
$500,000 but less than $1,000,000.............................................      2.00          2.04              1.60
$1,000,000 or more and certain other investments described below..............       -0-           -0-           up to 1.00



      Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem those Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

     Accumulation privilege. You may combine the current value of Class A Shares of a Fund owned

     o    by you, or

     o by members of your immediate family, (your spouse and minor children) and for which an initial sales charge was paid, with the amount of your next purchase of Class A Shares of that Fund for purposes of calculating the initial sales o charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their initial sales charge. Please see the Funds' Statement of Additional Information for more details.

      Letter of intent. You may purchase Class A Shares of a Fund over a 13-month period and pay the same initial sales charge, if any, as if all Shares had been purchased at once. You may include purchases on which you paid an initial sales charge within 90 days before you sign the letter. Please see the Funds' Statement of Additional Information for more details.

      If you want to learn more about the accumulation privilege or letter of intent, contact your Financial Intermediary or consult the Funds' Statement of Additional Information


Class C shares

      Class C shares are sold at net asset value without an initial sales charge. Class C shares also have no deferred sales charge. Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

                        MORE ABOUT DEFERRED SALES CHARGES

      You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares of the Funds. However, if you redeem those Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Class A Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are considered to be redeemed first followed by the Class A Shares you have held the longest.

      You do not pay a deferred sales charge on:
      o  Shares representing reinvested distributions and dividends
      o Shares sold within 12 months following the death or disability of a shareholder

      If you want to learn about  additional  waivers of deferred sales charges,
contact  your  Financial   Intermediary  or  consult  the  Funds'  Statement  of
Additional Information.

                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

      For Class A, there is a $2,500 required minimum investment for each account in each Fund. For Class C Shares, there is a $1,000 required minimum investment for each account in each Fund. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


      The Funds or FRIMCo each may pay Financial Intermediaries for administrative services provided by those Financial Intermediaries. FRIMCo may also pay Financial Intermediaries for distribution and/or other services. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' Distributor with respect to Class A and Class C Shares of the Funds.


      The Funds reserve the right to reject any purchase order for any reason. You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

      For Class A Shares only: You must place purchase orders for Class A Shares through a Financial Intermediary in US dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement.


      For Class C Shares only: All purchases of Class C Shares must be made through a Financial Intermediary in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

      Frequent Trading: The Funds do not knowingly permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if a Fund is able to determine that you are engaging in this type of activity a Fund may at its sole discretion suspend or terminate your trading privileges. The Funds will use reasonable efforts to detect market timers, but may not be able to detect market timing in all types of accounts, such as accounts held through Financial Intermediaries. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.



Offering Dates and Times


      Orders must be received by a Fund or any authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.



Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program


     For Class A Shares:  Your  Financial  Intermediary  may offer an  automated
 investment   program.   Contact  your   financial   intermediary   for  further
 information.


      For Class C Shares: If you invest in Class C Shares through certain Financial Intermediaries, you may make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial
Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus within the same share class on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.


      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange of Class C Shares in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.


      For Class A Shares, exchanges must be made through your Financial Intermediary.


     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.



Systematic Exchange Program

      If you invest in Class A Shares, your Financial Intermediary may offer a systematic exchange program. If you would like to establish a systematic exchange program please contact your Financial Intermediary.

      If you invest in Class C Shares through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.


      A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.


                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.


Redemption Dates and Times

      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.


Systematic Withdrawal Program

      For Class A Shares: Your Financial Intermediary may offer a systematic withdrawal program. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. When you redeem Shares under a systematic withdrawal program, it may be a taxable transaction.

      For Class C Shares: If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

      You may  discontinue  the  systematic  withdrawal  program,  or change the
amount  and  timing  of  withdrawal   payments  by  contacting   your  Financial
Intermediary.


                         PAYMENT OF REDEMPTION PROCEEDS

      Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

      For Class A Shares: When you redeem your Shares, a Fund will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Fund receives the redemption request in proper form.

      For Class C Shares: Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

     For Class A Shares: Written instructions must be in proper form as determined by your Financial Intermediary.

      For Class C Shares: The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to ensure proper form. Generally, your instructions must include:

      o  The Fund name and account number
      o  Details related to the transaction including type and amount
      o  Signatures of all owners exactly as registered on the account
      o  Any supporting legal documentation that may be required


Responsibility for Fraud

      Neither the Funds nor their transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.


Signature Guarantee

      For Class C Shares: Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.


Redemption in-kind

      The Funds may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Funds' portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


Uncashed Checks

      For Class C Shares: Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.


Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

      The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by [_________], whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

      The information in the following tables presents the Financial Highlights for the Funds' Class C Shares for the periods shown. No Class A Shares of the Funds were issued during the periods shown.

Conservative Strategy Fund--Class C Shares


                                                                                        Fiscal
                                                                                      Year Ended
                                                                                     October 31,
                                                                               2003     2002      2001    2000*  1999**
                                                                                        ----      ----    -----  ------
Net Asset Value, Beginning of Period.........................................[   ]       $10.10    $10.17 $10.12   $10.26
                                                                                         ------    ------ ------   ------

Income From Operations
   Net investment income(a)(b)...............................................[   ]          .28       .42    .31      .43
   Net realized and unrealized gain (loss)...................................[               (.18)    (.07)  .07      .04
                                                                                      ----------             ------------

      Total income from operations...........................................[   ]           .10       .35     .38    .47
                                                                                      ----------             ------------

Distributions
   From net investment income................................................[  ]        (.29)     (.42)  (.33)    (.56)
   From net realized gain....................................................[  ]        (.01)       --      --    (.05)
                                                                                      ----------              -----------

      Total distributions....................................................[  ]        (.30)      (.42)  (.33)    (.61)
Net Asset Value, End of Period...............................................[  ]       $9.90    $10.10 $10.17   $10.12
                                                                                          =====    ====== ======   ======

Total Return (%)(c)..........................................................[  ]         1.01      3.49   3.76     4.67

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..................................[  ]       24,739     9,850  2,500    1,697
   Ratios to average net assets (%):
      Operating expenses, net(d).............................................[  ]         1.00      1.00   1.00     1.00
      Operating expenses, gross(d)...........................................[  ]         1.20      1.20   1.25     1.25
      Net investment income(c)...............................................[  ]         2.78      4.20   3.04     4.77
   Portfolio turnover rate (%)...............................................[  ]        35.08     54.86  53.89   125.01


   * For the ten months ended October 31, 2000.
   ** For the period February 11, 1999 (commencement of sale) to December 31, 1999. (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.

Moderate Strategy Fund--Class C Shares

                                                                                        Fiscal
                                                                                      Year Ended
                                                                                      October 31,
                                                                               2003      2002       2001      2000*     1999**
                                                                                         ----       ----      -----     ------
Net Asset Value, Beginning of Period........................................   [ ]         $ 9.59    $10.20    $ 10.46    $10.15
                                                                                           ------    ------    -------    ------

Income From Operations
   Net investment income(a)(b)..............................................   [ ]            .19       .29        .24       .32
   Net realized and unrealized gain (loss)..................................   [ ]           (.38)     (.58)      (.02)       .48
                                                                                      ------------    -----------------      ---

      Total income from operations..........................................   [ ]         (.19)     (.29)        .22       .80
                                                                                      ------------    ------------ ----      ---

Distributions
   From net investment income...............................................   [ ]          (.20)     (.30)      (.28)     (.40)
   From net realized gain...................................................   [ ]          (.05)     (.02)      (.20)     (.09)
                                                                                      ------------    -----------------    -----

      Total distributions...................................................   [ ]          (.25)     (.32)      (.48)     (.49)
                                                                                      ------------    -----------------    -----

Net Asset Value, End of Period..............................................   [ ]         $ 9.15    $ 9.59    $ 10.20    $10.46
                                                                                           ======    ======    =======    ======

Total Return (%)(c).........................................................   [ ]         (2.00)    (2.87)       2.20      8.03

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).................................   [ ]         39,694    20,859     10,392     4,139
   Ratios to average net assets (%):
      Operating expenses, net(d)............................................   [ ]           1.00      1.00       1.00      1.00
      Operating expenses, gross(d)..........................................   [ ]           1.20      1.20       1.25      1.25
      Net investment income(c)..............................................   [ ]           2.05      2.95       2.30      3.35
   Portfolio turnover rate (%)..............................................   [ ]          15.16     42.49      39.55    120.04


   * For the ten months ended October 31, 2000.
   ** For the period  February 11, 1999  (commencement  of sale) to December 31,
   1999.  (a)  Average   month-end   shares   outstanding  were  used  for  this
   calculation.
   (b) Recognition  of net  investment  income  by the Fund is  affected  by the timing of the  declaration of dividends by the underlying  funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.


Balanced Strategy Fund--Class C Shares

                                                                                Fiscal
                                                                              Year Ended
                                                                              October 31,
                                                                     2003         2002        2001       2000*       1999**
                                                                     ----         ----        ----       -----       ------
Net Asset Value, Beginning of Period.............................     [ ]          $  9.04     $ 10.20      $10.72       $10.26
                                                                                   -------     -------      ------       ------

Income From Operations
   Net investment income(a)(b)...................................     [ ]              .12         .16         .15          .25
   Net realized and unrealized gain (loss).......................     [ ]             (.59)      (1.09)      (.11)          .70
                                                                                     ------------------           --------  ---

      Total income from operations...............................     [ ]             (.47)       (.93)         .04
                                                                                     -----       ------------- ---

Distributions
   From net investment income....................................     [ ]            (.13)       (.20)       (.24)        (.37)
   From net realized gain........................................     [ ]            (.11)       (.03)       (.32)
                                                                                     -----       -----------------

      Total distributions........................................     [ ]            (.24)       (.23)       (.56)
                                                                                     -----       -----------------

Net Asset Value, End of Period...................................     [ ]          $  8.33     $  9.04      $10.20       $10.72
                                                                                   =======     =======      ======       ======

Total Return (%)(c)..............................................     [ ]           (5.42)      (9.25)         .43         9.53

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)......................     [ ]          186,825     136,748      81,188       39,325
   Ratios to average net assets (%):
      Operating expenses, net(d).................................     [ ]             1.00        1.00        1.00         1.00
      Operating expenses, gross(d)...............................     [ ]             1.20        1.20        1.25         1.25
      Net investment income(c)...................................     [ ]             1.38        1.71        1.43         2.96
   Portfolio turnover rate (%)...................................     [ ]            12.18       33.42       31.70        64.63


   * For the ten months ended October 31, 2000.
   ** For the period January 29, 1999 (commencement of sale) to December 31, 1999. (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.

Aggressive Strategy Fund--Class C Shares

                                                                                     Fiscal
                                                                                   Year Ended
                                                                                   October 31,
                                                                          2003        2002        2001        2000*       1999**
                                                                          ----        ----        ----        -----       ------
Net Asset Value, Beginning of Period..................................    [ ]           $ 8.46      $ 10.35      $11.15      $10.11
                                                                                        ------      -------      ------      ------

Income From Operations
   Net investment income(a)(b)........................................    [ ]              .04          .05         .05         .13
   Net realized and unrealized gain (loss)............................    [ ]            (.79)       (1.80)                    1.36
                                                                                         ----------  -------           ------  ----

      Total income from operations....................................    [ ]           (.75)       (1.75)                    1.49
                                                                                         ----------  -------           ------  ----

Distributions
   From net investment income.........................................    [ ]            (.05)        (.10)       (.18)       (.29)
   From net realized gain.............................................    [ ]            (.17)        (.04)                   (.16)
                                                                                         ------------ ------           ------ -----

      Total distributions.............................................    [ ]            (.22)        (.14)                   (.45)
                                                                                         ------------ ------           ------ -----

Net Asset Value, End of Period........................................    [ ]           $ 7.49       $ 8.46      $10.35      $11.15
                                                                                        ======       ======      ======      ======

Total Return (%)(c)...................................................    [ ]           (9.20)      (17.06)      (2.15)       15.21

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...........................    [ ]          102,324       80,514      67,296      29,365
   Ratios to average net assets (%):
      Operating expenses, net(d)......................................    [ ]             1.00         1.00        1.00        1.00
      Operating expenses, gross(d)....................................    [ ]             1.20         1.20        1.25        1.25
      Net investment income(c)........................................    [ ]              .51          .53         .43        1.50
   Portfolio turnover rate (%)........................................    [ ]            11.73        13.12       40.57       71.44


   * For the ten months ended October 31, 2000.
   ** For the period January 29, 1999 (commencement of sale) to December 31, 1999. (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.

Equity Aggressive Strategy Fund--Class C Shares

                                                                                  Fiscal
                                                                                Year Ended
                                                                                October 31,
                                                                       2003         2002        2001        2000*       1999**
                                                                       ----         ----        ----        -----       ------
Net Asset Value, Beginning of Period...............................     [ ]           $ 7.70      $10.24       $11.38      $ 9.80
                                                                                      ------      ------       ------      ------

Income From Operations
   Net investment income (loss)(a)(b)..............................     [ ]            (.02)       (.04)        (.04)         .06
   Net realized and unrealized gain (loss).........................     [ ]            (.93)       (2.30        (.35)        1.98
                                                                                ------ ----------  ------------ -----------  ----

      Total income from operations.................................     [ ]            (.95)      (2.34)        (.39)        2.04
                                                                                ------ ---------- ------------- -----------  ----

Distributions
   From net investment income......................................     [ ]            (.01)       (.12)        (.14)       (.30)
   From net realized gain..........................................     [ ]            (.14)       (.08)        (.61)       (.16)
                                                                                ------ ------------------------ ----------- -----

      Total distributions..........................................     [ ]            (.15)       (.20)        (.75)       (.46)
                                                                                ------ ------------------------ ----------- -----

Net Asset Value, End of Period.....................................     [ ]           $ 6.60      $ 7.70       $10.24      $11.38
                                                                                      ======      ======       ======      ======

Total Return (%)(c)................................................     [ ]          (12.73)     (23.24)       (3.37)       21.26

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)........................     [ ]           45,267      40,982       43,005      15,860
   Ratios to average net assets (%):
      Operating expenses, net(d)...................................     [ ]             1.00        1.00         1.00        1.00
      Operating expenses, gross(d).................................     [ ]             1.20        1.20         1.25        1.25
      Net investment income (loss)(c)..............................     [ ]            (.32)       (.45)        (.35)         .59

   Portfolio turnover rate (%).....................................     [ ]            29.86       47.86        58.41       76.20


   * For the ten months ended October 31, 2000.
   ** For the period February 11, 1999 (commencement of sale) to December 31, 1999. (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION


      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

      This section identifies the money managers for the Underlying Funds in which the Funds invest. A complete list of current money managers for the Funds can also be found at www.Russell.com.


                             Diversified Equity Fund


      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

      Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.

      Marsico Capital Management,  LLC, 1200 17th Street, Suite 1300, Denver, CO
                                     80202.
      MFS Institutional Advisors, Inc., 500 Boylston Street,
                             Boston, MA 02116-3741.

      Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200,
                            Atlanta, GA 30326-3248.

      Suffolk Capital Management,  LLC, 1633 Broadway,  40th Floor, New York, NY
                                     10019.

 Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100,
                               Berwyn, PA 19312.



                            Quantitative Equity Fund


      Aronson+Johnson+Ortiz,   LP,  230  South   Broad   Street,   20th   Floor,
                            Philadelphia, PA 19102.

      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

      Franklin Portfolio Associates, LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

 Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.



                               Special Growth Fund

      CapitalWorks  Investment Partners, LLC, 402 West Broadway, 25th Floor, San

                                Diego, CA 92101.

   David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

      Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

      Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor,
                              New York, NY 10005.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.

      Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 600,
                            Santa Monica, CA 90401.

      Suffolk Capital Management,  LLC, 1633 Broadway,  40th Floor, New York, NY
                                     10019.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                           Real Estate Securities Fund


  AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane,
                             Boston, MA 02210-2021.

   INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
    One Lincoln Center, Suite 700, 5400 LBJ Freeway - LB2, Dallas, TX 75240.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue,
                          41st Floor, Chicago IL 60611.



                          International Securities Fund


      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

      AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY 10022.
      Axiom  International  Investors  LLC, 55 Railroad  Avenue,  Greenwich,  CT
                                  06830-6378.

      Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500,
                             Los Angeles, CA 90025.

      Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor,
                            London EC2V 6EE England.

      Fidelity Management & Research Company, 82 Devonshire Street,
                               Boston, MA 02109.

 Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
                           Wilmington, DE 19801-1165.

      Mastholm  Asset  Management,  LLC,  10500  N.E.  8th  Street,  Suite  660,
                              Bellevue, WA 98004.

      Oechsle International  Advisors, LLC, One International Place, 23rd Floor,
                               Boston, MA 02110.

      The Boston Company Asset  Management,  LLC, One Boston Place,  14th Floor,
                             Boston, MA 02108-4402.


                              Emerging Markets Fund


      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

      Arrowstreet Capital,  Limited  Partnership,  44 Brattle Street, 5th Floor,
                              Cambridge MA 02138.

      Foreign & Colonial  Emerging  Markets  Limited,  Exchange House,  Primrose
                        Street, London EC2A 2NY England.

      Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

      T. Rowe Price International,  Inc., 100 East Pratt Street,  Baltimore,  MD
                                     21202.


                              Diversified Bond Fund

      Lincoln Capital Fixed Income Management  Company,  200 South Wacker Drive,
                         Suite 2100, Chicago, IL 60606.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
           300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.


                             Multistrategy Bond Fund

      Delaware  Management  Company,  a series of Delaware  Management  Business
           Trust, 2005 Market Street, Philadelphia, PA 19103-7094.

 Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street, Suite 1100,
                        W. Conshohocken, PA 19428-2899.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
           300, P.O. Box 6430, Newport Beach, CA 92658-6430.

 TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                              Short Term Bond Fund


      Merganser Capital Management L.P., One Cambridge Center, Suite 402,
                           Cambridge, MA 02142-1611.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
           300, P.O. Box 6430, Newport Beach,CA 92658-6430.

      STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa Barbara, CA 93101-2143.


      When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.


The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


FRANK RUSSELL INVESTMENT COMPANY
   Class A and C Shares:
   Conservative Strategy Fund
   Moderate Strategy Fund
   Balanced Strategy Fund
   Aggressive Strategy Fund
   Equity Aggressive Strategy Fund



























[Russell logo]                      Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
                                                                 36-08-150(0304)

FRANK RUSSELL INVESTMENT COMPANY







          LifePoints(R) Funds

         PROSPECTUS

         CLASS C SHARES:
          CONSERVATIVE STRATEGY FUND
          MODERATE STRATEGY FUND
          BALANCED STRATEGY FUND
          AGGRESSIVE STRATEGY FUND
          EQUITY AGGRESSIVE STRATEGY FUND



         March 1, 2004


















         909 A STREET, TACOMA, WA 98402 o 800-787-7354

         As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.
                                                                  [Russell Logo]

                                                             Table of Contents

Risk/Return Summary........................................................   1
   Investment Objective....................................................   1
   Principal Investment Strategies.........................................   1
   Principal Risks.........................................................   2
   Performance.............................................................   2
   Fees and Expenses.......................................................   8
The Purpose of the Funds-- Multi-Style, Multi-Manager Diversification......  12
Management of the Funds and Underlying Funds...............................  13
The Money Managers for the Underlying Funds................................  15
Investment Objective and Principal Investment Strategies
   of the Underlying Funds.................................................  16
Risks......................................................................  27
Dividends and Distributions................................................  31
Taxes......................................................................  32
How Net Asset Value is Determined..........................................  32
Distribution and Shareholder Servicing Arrangements........................  33
How to Purchase Shares.....................................................  33
Exchange Privilege.........................................................  34
How to Redeem Shares.......................................................  35
Payment of Redemption Proceeds.............................................  35
Other Things to Know About Share Transactions..............................  35
Financial Highlights.......................................................  37
Money Manager Information..................................................  42

10


                               RISK/RETURN SUMMARY

                              Investment Objective



     Each of the following Funds has a non-fundamental investment objective. This means that each Fund's investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.





Conservative Strategy Fund               seeks to provide high current income and low long term capital appreciation.

Moderate Strategy Fund                   seeks to provide high current income and moderate long term capital appreciation.

Balanced Strategy Fund                   seeks to provide above average capital appreciation and a moderate level of current income.

Aggressive Strategy Fund                 seeks to provide high long term capital appreciation with low current income.

Equity  Aggressive  Strategy  Fund        seeks to  provide  high  long  term  capital appreciation.




                         Principal Investment Strategies

      Each of the Frank Russell Investment Company ("FRIC") LifePoints Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.


      Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests and the allocation of assets to the Underlying Funds are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                                         Conservative  Moderate    Balanced   Aggressiv    Equity
                                                                          Strategy    Strategy    Strategy   Strategy    Aggressive
                                                                            Fund      Fund          Fund       Fund      Strategy
Underlying Fund                                                                                                           Fund
----------------                                                        ----------------------- --------- ----------  -----------
                                                                        ----------------------- --------- ----------  -----------
Diversified Equity Fund................................................       7%        11%       16%        23%          29%
Special Growth Fund....................................................    --            3%        4%         5%           6%
Quantitative Equity Fund...............................................       7%        11%       16%        23%          29%
International Securities Fund..........................................       3%        11%       16%        19%          24%
Diversified Bond Fund..................................................      22%        27%       20%       --           --
Short Term Bond Fund...................................................      58%        33%      --         --           --
Multistrategy Bond Fund................................................    --          --         20%        20%         --
Real Estate Securities Fund............................................       3%         4%        5%         6%           7%
Emerging Markets Fund..................................................    --          --          3%         4%           5%



      Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

Diversification

      Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.


                                 Principal Risks

      You should consider the following factors before investing in a Fund:

     o An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

     o Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

     o The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

     o A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

     o The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

     o An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     o The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

                                   Performance

      The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class C Shares varies over the life of each Fund. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class C Shares are set forth below the bar charts.

      The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund's average annual returns for one year and since the beginning of operations of each Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

      The Equity Aggressive Strategy, Moderate Strategy and Conservative Strategy Funds first issued Class C Shares on February 11, 1999. The Aggressive Strategy and Balanced Strategy Funds first issued Class C Shares on January 29, 1999. Performance shown for Class C Shares prior to those dates is the performance of the Funds' Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown would have been lower.


      Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Fund's Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                           Conservative Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C






[Bar Chart]

1998     7.47%
1999     4.77%
2000     5.14%
2001     3.16%
2002     1.16%
2003     [_______]

Best Quarter:       ___% (_Q/__)
Worst Quarter:      (___%) (_Q/__)



   Average annual total returns                                                                                      Since
   for the periods ended December 31, 2003                                                1 Year      5 Years      Inception*
   ---------------------------------------                                                ------      -------      ----------

   Return Before Taxes, Class C.......................................................         %            %              %

   Return After Taxes on Distributions, Class C.......................................         %            %              %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C...............         %            %              %

   Merrill Lynch 1-2.99 Year Treasury Index...........................................         %            %              %

   Lehman Brothers Aggregate Bond Index...............................................         %            %              %


* Commenced operations by issuing Class E Shares on November 7, 1997.

                             Moderate Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C



[Bar Chart]

1998.....9.91%
1999.....8.03%
2000.....2.40%
2001.....-0.68%
2002.....-3.46%
2003.....[_______]


Best Quarter:           ___% (_Q/__)
Worst Quarter:          (___%) (_Q/__)



   Average annual total returns                                                                                    Since
   for the periods ended December 31, 2003                                                1 Year       5 Years     Inception*
   ---------------------------------------                                                ------       -------     ----------

   Return Before Taxes, Class C.......................................................          %            %           %

   Return After Taxes on Distributions, Class C.......................................          %            %           %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C...............          %            %           %

   Merrill Lynch 1-2.99 Year Treasury Index...........................................          %            %           %

   Lehman Brothers Aggregate Bond Index...............................................          %            %           %

   Russell 1000(R)Index ...............................................................          %            %           %


* Commenced operations by issuing Class E Shares on October 2, 1997.

                             Balanced Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C



[Bar Chart]

1998     11.54%
1999     10.94%
2000     -0.33%
2001     -4.83%
2002     -8.11%
2003     [_______]






Best Quarter:       ___% (_Q/__)
Worst Quarter:      (___%) (_Q/__)



   Average annual total returns                                                                                      Since
   for the periods ended December 31, 2003                                                  1 Year       5 Years     Inception*
   ---------------------------------------                                                  ------       -------     ----------

   Return Before Taxes, Class C.......................................................              %          %            %

   Return After Taxes on Distributions, Class C.......................................              %          %            %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C...............              %          %            %

   Lehman Brothers Aggregate Bond Index...............................................              %          %            %

   Russell 1000(R)Index ...............................................................              %          %            %

   MSCI EAFE Index ...................................................................              %          %            %



* Commenced operations by issuing Class E Shares on September 16, 1997.

                            Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C







[Bar Chart]

1998     11.52%
1999     17.07%
2000     -4.60%
2001     -9.00%
2002     -14.48%
2003     [_______]

Best Quarter:      ___% (_Q/__)
Worst Quarter:     (___%) (_Q/__)



   Average annual total returns                                                                                    Since
   for the periods ended December 31, 2003                                                1 Year       5 Years     Inception*
   ---------------------------------------                                                ------       -------     ----------

   Return Before Taxes, Class C.....................................................             %           %             %

   Return After Taxes on Distributions, Class C.....................................             %           %             %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C.............             %           %             %

   Russell 1000(R)Index..............................................................             %           %             %

   MSCI EAFE Index..................................................................             %           %             %

   Lehman Brothers Aggregate Bond Index.............................................             %           %             %



* Commenced operations by issuing Class E Shares on September 16, 1997.

                         Equity Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C



[Bar Chart]

1998     13.69%
1999     21.14%
2000     -7.53%
2001     -12.83%
2002     -19.69%
2003     [_______]

Best Quarter:         ___% (_Q/__)
Worst Quarter:        (___%) (_Q/__)



   Average annual total returns                                                                                     Since
   for the periods ended December 31, 2003                                                  1 Year      5 Years     Inception*
   ---------------------------------------                                                  ------      -------     ----------

   Return Before Taxes, Class C......................................................         %            %               %

   Return After Taxes on Distributions, Class C......................................         %            %               %

   Return After Taxes on Distributions and Sale of Fund Shares, Class C..............         %            %               %

   Russell 1000(R)Index...............................................................         %            %               %

   MSCI EAFE Index...................................................................         %            %               %



* Commenced operations by issuing Class E Shares on September 30, 1997.

                                Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.
                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                           Maximum Sales       Maximum                   Exchange
                                                          Maximum Sales    Charge (Load)     Deferred Sale    Redemption    Fees
                                                          Charge (Load)     Imposed on         Charge          Fees         ----
                                                           Imposed on       Reinvested         (Load)          ----
                                                            Purchases        Dividends          -----
                                                            ---------        ---------

All Funds, Class C...................................         None             None             None           None       None




                                                      Annual Fund Operating Expenses##
                                               (expenses that were deducted from Fund assets)
                                                             (% of net assets)

                                                 Advisory    Distribution      Other       Total         Fee Waivers      Total Net
                                                    Fee        (12b-1)        Expenses     Gross         and Expense       Annual
                                                                Fees***       reflecting    Annual        Reimbursement#   Fund
                                                                             Shareholder    Fund                           Operating
                                                                            (Servicing     Operating                       Expenses*
                                                                              Fees)       Expenses

Class C Shares**
   Conservative Strategy Fund.................      0.20%        0.75%              %            %                %           %
   Moderate Strategy Fund.....................      0.20%        0.75%              %            %                %           %
   Balanced Strategy Fund.....................      0.20%        0.75%              %            %                %           %
   Aggressive Strategy Fund...................      0.20%        0.75%              %            %                %           %
   Equity Aggressive Strategy Fund ...........      0.20%        0.75%              %            %                %           %



* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

*** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class C Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

**** Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2004.

# [FRIMCo has contractually agreed to waive, at least through __________________, 2005, its 0.20% advisory fee for each Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.]

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.




Direct Expenses


     Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. The foregoing direct operating expenses are borne either by the Underlying Funds in which a Fund invests pursuant to Special Servicing Agreements between the Fund, each Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through ___________________, 2005 and may be renewed thereafter.

     Direct operating expenses also include expenses attributable to advisory fees (which are currently waived by FRIMCo through ______________________, 2005), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.


Indirect Expenses


      Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2003).

      As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.
                                                          Total Net Operating
Underlying Fund (Class S Shares)                            Expense Ratios
--------------------------------                            --------------
Diversified Equity Fund...................................        %
Special Growth Fund.......................................        %
Quantitative Equity Fund..................................        %
International Securities Fund.............................        %
Diversified Bond Fund.....................................        %
Short Term Bond Fund......................................        %
Multistrategy Bond Fund...................................        %
Real Estate Securities Fund...............................        %
Emerging Markets Fund.....................................        %

      The Total Net Operating Expense Ratios for certain of the Underlying Funds are net of fee waivers. For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until ________________, 2005, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed _____% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.


      Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                                  Class C
Conservative Strategy Fund........................................      %
Moderate Strategy Fund............................................      %
Balanced Strategy Fund............................................      %
Aggressive Strategy Fund..........................................      %
Equity Aggressive Strategy Fund...................................      %

      Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2003. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example


      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through _______________, 2005. The calculation of costs for the one year period does take into account such waivers.


      Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                           1 Year   3 Years   5 Years   10 Years

                                           ------   -------   -------   --------
Class C Shares
   Conservative Strategy Fund..............      $         $         $         $
   Moderate Strategy Fund..................
   Balanced Strategy Fund..................
   Aggressive Strategy Fund................
   Equity Aggressive Strategy Fund.........

The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:

      [Pie Chart]
      Conservative Strategy Fund
      Diversified Equity 7%
      Quantitative Equity 7%
      International Securities 3%
      Diversified Bond 22%
      Short Term Bond 58%
      Real Estate Securities 3%

      [Pie Chart]
      Moderate Strategy
      Short Term Bond 33%
      Diversified Equity 11%
      Special Growth 3%
      Quantitative Equity 11%
      International Securities 11%
      Real Estate Securities 4%
      Diversified Bond 27%

      [Pie Chart] Balanced Strategy Fund Real Estate Securities 5% Diversified Equity 16% Quantitative Equity 16% Special Growth 4% International Securities 16% Emerging Markets 3% Diversified Bond 20% Multistrategy Bond 20%

      [Pie Chart] Aggressive Strategy Fund Diversified Equity 23% Quantitative Equity 23% Special Growth 5% International Securities 19% Emerging Markets 4% Multistrategy Bond 20% Real Estate Securities 6%

      [Pie Chart]
      Equity Aggressive Strategy Fund
      International Securities 24%
      Emerging Markets 5%
      Real Estate Securities 7%
      Diversified Equity 29%
      Quantitative Equity 29%
      Special Growth 6%

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

      Three functions form the core of Russell's consulting services:
      o Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

      o Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

      o Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

      Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.




                MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS


      The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2003, managed over $______________ billion in 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


      Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.


      Each Fund and Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' and Underlying Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers as more fully described below. Each of the Underlying Fund's money managers makes investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

         FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and Underlying Funds. FRIMCo develops the investment programs for each Fund and Underlying Fund, selects, subject to approval of the Underlying Funds' Board, money managers for the Underlying Funds, allocates Underlying Fund assets among the money managers, oversees the money managers and evaluates their results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manger to another.

      Ernest Ankrim, Randal Burge and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages.

      FRIMCo's officers and employees who manage the Underlying Funds and oversee the money managers of the Underlying Funds are:

     o Thomas F. Hanly, Chief Investment Officer of Russell and FRIMCo since January 2004. From 1999 to 2003, Mr. Hanly was Chief Financial Officer of Russell. From 1997 to 1999, Mr. Hanly served as a Director of Frank Russell Capital.

     o Randall P. Lert, who has been Chief Portfolio Strategist of FRIMCo since January 2004. From 1989 to 2003, Mr. Lert was Chief Investment Officer of FRIMCo.

     o Ernest Ankrim, Ph.D., Chief Investment Strategist since January 2003. Dr. Ankrim was Director, Portfolio Strategy for FRIMCo from January 2001 to December 2002. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

     o Randal C. Burge, Director, Global Equity since January 2003. Mr. Burge was Director, Portfolio Management from December 2001 to December 2002. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

     o Jean Carter, Managing Director, Strategic Investment Resources since January 2003. Ms. Carter was Director, North American IMG from December 2001 to December 2002. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

     o James Duberly, Director of Global Fixed Income of FRIMCo since 2002. From 1998 to 2002, Mr. Duberly was a Portfolio Manager with Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1998, Mr. Duberly was a Senior Portfolio Manager with the Bank for International Settlements based in Basel, Switzerland.

     o Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     o Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

     o Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

     o Paul R. Greenwood, Director of US Equity for FRIMCo since 2002. From 1993 to 2002, Mr. Greenwood was a Senior Research Analyst for Russell.

     o Robert E. Hall, who has been a Portfolio Manager of FRIMCo since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo.

     o Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for Russell.

     o James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' cash reserves and arranges brokerage execution of certain money manager portfolio decisions on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     o James A. Jornlin, who has been a Portfolio Manager of FRIMCo since July 1996.

     o Noel Lamb, Director and North American Chief Investment Officer of FRIMCo since January 2003. From 1997 to 2002, Mr. Lamb was Director of Portfolio Management of Frank Russell Company Limited, an affiliate of FRIMCo.

     o Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for Russell from 1995 to 1997 and a Senior Research Analyst for Russell from 1997 to 2000.

     o Michael R. Ruff, who has been a Portfolio Manager of FRIMCo since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst for Russell. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst with Russell.

     o Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for Russell. From 1995 to 1999, Mr. Skatrud was
          Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

     o Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

     o Jeffrey Hussey and Michael Ruff have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.

     o Michael Ruff and Jeff Hussey have primary responsibility for the management of the Short Term Bond and Tax Exempt Bond Funds. o Dennis Trittin and Ron Dugan have primary responsibility for the management of the Equity I and Diversified Equity Funds.

     o Erik Ogard and Dennis Trittin have primary responsibility for the management of the Equity II, Special Growth and Select Growth Funds.

     o Ron Dugan and Dennis Trittin have primary responsibility for the management of the Equity Q, Quantitative Equity and Select Value Funds.

     o Steve Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap Fund.

     o Steve Skatrud and Erik Ogard have primary responsibility for the management of the Tax-Managed Mid & Small Cap Fund.

     o Robert Hall and James Jornlin have primary responsibility for the management of the Emerging Markets Fund.

     o James Jornlin and Ann Duncan have primary responsibility for the management of the International and International Securities Funds.

     o Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

     o Ron Dugan and Michael Ruff have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     o Stephen Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


      In the last fiscal year, the Funds did not pay FRIMCo any advisory or administrative fees. However, the Funds bore indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.


      In the last fiscal year, the aggregate annual rate of the advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Diversified Equity Fund _____%, Special Growth Fund _____%, Quantitative Equity Fund _____%, International Securities Fund _____%, Diversified Bond Fund _____%, Short Term Bond Fund _____%, Multistrategy Bond Fund _____%, Real Estate Securities Fund _____% and Emerging Markets Fund _____%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.



                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

      Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

      Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                  INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

      The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


     Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund's investment objective may be changed by the Board of Trustees of an Underlying Fund without shareholder approval.



DIVERSIFIED EQUITY FUND


    Non-Fundamental
    Investment Objective
               Seeks to provide long term capital growth.


    Principal Investment
    Strategies
               The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and the time of the next index reconstitution.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND


    Non-Fundamental
    Investment Objective
               Seeks to provide long-term capital growth.

    Principal  Investment
    Strategies
               The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $3.1 billion to $117 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.


               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.



               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND


    Non-Fundamental
    Investment Objective
               Seeks to provide long term capital growth.

    Principal  Investment
    Strategies
               The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND


    Non-Fundamental
    Investment Objective
               Seeks to provide long term capital growth.

    Principal  Investment
    Strategies
               International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies.


               To a limited extent, the Fund may also invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.

               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.



               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND


    Non-Fundamental
    Investment Objective
               Seeks to provide current income and the preservation of capital.


    Principal Investment
    Strategies
               The Diversified Bond Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [___] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND


     Non-Fundamental
     Investment Objective
               Seeks to provide current income and preservation of capital with a focus on short duration securities.


     Principal  Investment
     Strategies
               The Short Term Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was [___] years as of December 31, 2003, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

 MULTISTRATEGY BOND FUND


     Non-Fundamental
     Investment Objective
               Seeks to provide current income and capital appreciation.


     Principal Investment
     Strategies
               The Multistrategy Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [___] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND


   Non-Fundamental
   Investment Objective
               Seeks to provide current income and long term capital growth.


   Principal  Investment
   Strategies
               The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments primarily in equity securities of issuers whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND


   Non-Fundamental
   Investment Objective
               Seeks to provide long term capital growth.


   Principal  Investment
   Strategies
               The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.


               The Fund invests in common stocks of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.



               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.



         Risk Associated With                                 Description                                 Relevant Fund

Multi-Manager Approach                    The investment styles employed by a Fund's money        All Funds
                                          managers may not be complementary. The interplay
                                          of the various strategies employed by a Fund's          (All Underlying Funds)
                                          multiple money managers may result in a Fund
                                          holding a concentration of certain types of
                                          securities. This concentration may be beneficial
                                          or detrimental to a Fund's performance depending
                                          upon the performance of those securities and the
                                          overall economic environment. The multi-manager
                                          approach could result in a high level of portfolio
                                          turnover, resulting in higher Fund brokerage
                                          expenses and increased tax liability from a Fund's
                                          realization of capital gains.

Equity Securities                         The value of equity securities will rise and fall      Equity Aggressive Strategy
                                          in response to the activities of the company that      Aggressive Strategy
                                          issued the stock, general market conditions and/or     Balanced Strategy
                                          economic conditions.                                   Moderate Strategy

                                                                                                 (Underlying Funds:
                                                                                                 Diversified Equity
                                                                                                 Special Growth
                                                                                                Quantitative Equity
                                                                                                International Securities
                                                                                                Real Estate Securities
                                                                                                Emerging Markets)

      o  Value Stocks                     Investments in value stocks are subject to risks       Equity Securities Strategy
                                          that (i) their intrinsic values may never be           Aggressive Strategy
                                          realized by the market or (ii) such stock may turn     Balanced Strategy
                                          out not to have been undervalued.                      Moderate Strategy

                                                                                                (Underlying Funds:
                                                                                                Diversified Equity
                                                                                                Special Growth
                                                                                                International Securities)

      o  Growth Stocks                    Growth company stocks may provide minimal              Equity Aggressive Strategy
                                          Dividends which could otherwise cushion stock          Aggressive Strategy
                                          Prices in a market decline. The value of growth        Balanced Strategy
                                          Company stocks may rise and fall significantly         Moderate Strategy
                                          based, in part, on investors' perceptions of the
                                          company, rather than on fundamental analysis of        (Underlying Funds:
                                          the stocks.                                            Diversified Equity
                                                                                                Special Growth
                                                                                                International Securities)






      o  Market-Oriented Investments       Market-oriented investments are generally subject      Equity Aggressive Strategy
                                           to the risks associated with growth and value          Aggressive Strategy
                                           stocks.                                                Balanced Strategy
                                                                                                 Moderate Strategy

                                                                                                 (Underlying Funds:
                                                                                                 Diversified Equity
                                                                                                Special Growth
                                                                                                Quantitative Equity
                                                                                                International Securities)

      o  Securities of Small              Investments in smaller companies may involve           Equity Aggressive Strategy
         Capitalization Companies         greater risks because these companies generally        Aggressive Strategy
                                          have a limited track record. Smaller companies         Balanced Strategy
                                          often have narrower markets and more limited           Moderate Strategy
                                          managerial and financial resources than larger,
                                          more established companies. As a result, their          Underlying Fund:
                                          performance can be more volatile, which may            (Special Growth)
                                          increase the volatility of a Fund's portfolio.

Fixed-Income Securities                   Prices of fixed-income securities rise and fall in     Balanced Strategy
                                          response to interest rate changes. Generally, when     Moderate Strategy
                                          interest rates rise, prices of fixed-income            Conservative Strategy
                                          securities fall. The longer the duration of the
                                          security, the more sensitive the security is to        Underlying Funds:
                                          this risk. A 1% increase in interest rates would       Diversified Bond
                                          reduce the value of a $100 note by approximately       Multistrategy Bond
                                          one dollar if it had a one-year duration. There is     (Short Term Bond)
                                          also a risk that fixed income securities will be
                                          downgraded in credit rating or go into default.
                                          Lower-rated bonds, and bonds with larger final
                                          maturities, generally have higher credit risks.

      o  Non-Investment Grade             Although lower rated debt securities generally          Aggressive Strategy
         Fixed-Income Securities          offer a higher yield than higher rated debt             Balanced Strategy
                                          securities, they involve higher risks. They are
                                          especially subject to:                                  Underlying Funds:
                                                                                                  Multistrategy Bond
                                                o  Adverse changes in general economic            (Short Term Bond)
                                                   conditions and in the industries in which
                                                   their issuers are engaged,

                                                o  Changes in the financial condition of
                                                   their issuers and

                                                o  Price fluctuations in response to changes
                                                   in interest rates.

                                          As a result, issuers of lower rated debt
                                          securities are more likely than other issuers to
                                          miss principal and interest payments or to default
                                          which could result in a loss to a Fund.







International Securities                  A Fund's return and net asset value may be             Equity Aggressive Strategy
                                          significantly affected by political or economic        Aggressive Strategy
                                          conditions and regulatory requirements in a            Balanced Strategy
                                          particular country. Non-US markets, economies and
                                          political systems may be less stable than US            Underlying Funds:
                                          markets, and changes in exchange rates of foreign      Diversified Bond
                                          currencies can affect the value of a Fund's            International Securities
                                          foreign assets. Non-US laws and accounting             Multistrategy Bond
                                          standards typically are not as strict as they are      Emerging Markets
                                          in the US and there may be less public information     (Short Term Bond)
                                          available about foreign companies. Non-US
                                          securities markets may be less liquid and have
                                          fewer transactions than US securities markets.
                                          Additionally, international markets may experience
                                          delays and disruptions in securities settlement
                                          procedures for a Fund's portfolio securities.


      o   Non-US Debt Securities          A Fund's non-US debt securities are typically          Aggressive Strategy
                                          obligations of sovereign governments and               Balanced Strategy
                                          corporations. To the extent that a Fund invests a
                                          significant portion of its assets in a                 (Underlying Funds:
                                          concentrated geographic area like Eastern Europe       Diversified Bond
                                          or Asia, the Fund will generally have more             Multistrategy Bond
                                          exposure to regional economic risks associated         Short Term Bond)
                                          with foreign investments.

      o   Emerging Market Countries       Investments in emerging or developing markets           Underlying Funds:
                                          involve exposure to economic structures that are        Diversified Bond
                                          generally less diverse and mature, and to               Emerging Markets
                                          political systems which have less stability than        Short Term Bond
                                          those of more developed countries. These                (Multistrategy Bond
                                          securities are particularly subject to a risk of        International Securities)
                                          default from political instability. Emerging
                                          market securities are subject to currency transfer
                                          restrictions and may experience delays and
                                          disruptions in securities settlement procedures
                                          for a Fund's portfolio securities. The volatility
                                          of emerging markets can be significantly higher
                                          than other equity asset classes.

      o  Instruments  of US and Foreign
         Banks and Branches and
         Foreign  Corporations,
         Including Yankee Bonds
                    Non-US  corporations  and  banks  issuing  dollardenominated              Balanced Strategy
                    instruments  in the US are not  necessarily  subject  to the              Moderate Strategy
                    same regulatory  requirements  that apply to US corporations              Conservative Strategy
                    and banks,  such as accounting,  auditing and  recordkeeping
                    standards,  the public  availability of information and, for                Underlying Funds:
                    banks,   reserve   requirements,    loan   limitations   and               Diversified Bond
                    examinations.  This  adds to the  analytical  complexity  of               (Multistrategy Bond
                    these  securities,  and may increase the possibility  that a               Short Term Bond)
                    non-US corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.










Derivatives (e.g. Futures Contracts,      If a Fund incorrectly forecasts interest rates in       Balanced Strategy
Options on Futures, Interest Rate         using derivatives, the Fund could lose money.           Moderate Strategy
Swaps)                                    Price movements of a futures contract, option or        Conservative Strategy
                                          structured note may not be identical to price
                                          movements of portfolio securities or a securities       Underlying Funds:
                                          index resulting in the risk that, when a Fund buys      Diversified Bond
                                          a futures contract or option as a hedge, the hedge      (Multistrategy Bond
                                          may not be completely effective. Furthermore,           Short Term Bond)
                                          regulatory requirements for the Funds to set aside
                                          assets to meet their obligations with respect to
                                          derivatives may result in a Fund being unable to
                                          purchase or sell securities when it would
                                          otherwise be favorable to do so, or in a Fund
                                          needing to sell securities at a disadvantageous
                                          time. A Fund may also be unable to close out its
                                          derivatives positions when desired.

Real Estate Securities                    Just as real estate values go up and down, the          Underlying Fund:
                                          value of the securities of companies involved in        (Real Estate Securities)
                                          the industry, and in which a Fund invests, also
                                          fluctuates. A Fund that invests in real estate
                                          securities is also subject to the risks associated
                                          with direct ownership of real estate. Additional
                                          risks include declines in the value of real
                                          estate, changes in general and local economic
                                          conditions, increases in property taxes and
                                          changes in tax laws and interest rates. The value
                                          of securities of companies that service the real
                                          estate industry may also be affected by such risks.

      o   REITs                           REITs may be affected by changes in the value of        Underlying Fund:
                                          the underlying properties owned by the REITs and        (Real Estate Securities)
                                          by the quality of tenants' credit. Moreover, the
                                          underlying portfolios of REITs may not be
                                          diversified, and therefore subject to the risk of
                                          investing in a limited number of properties. REITs
                                          are also dependent upon management skills and are
                                          subject to heavy cash flow dependency, defaults by
                                          tenants, self-liquidation and the possibility of
                                          failing either to qualify for tax-free pass
                                          through of income under federal tax laws or to
                                          maintain their exemption from certain federal
                                          securities laws.

Municipal Obligations                     Municipal obligations are affected by economic,        Balanced Strategy
                                          business or political developments. These              Moderate Strategy
                                          securities may be subject to provisions of             Conservative Strategy
                                          litigation, bankruptcy and other laws affecting
                                          the rights and remedies of creditors, or may           Underlying Funds:
                                          become subject to future laws extending the time       Diversified Bond
                                          for payment of principal and/or interest, or           Multistrategy Bond
                                          limiting the rights of municipalities to levy          (Short Term Bond)
                                          taxes.

Repurchase Agreements                     Under a repurchase agreement, a bank or broker          Underlying Funds:
                                          sells securities to a Fund and agrees to               Diversified Bond
                                          repurchase them at the Fund's cost plus interest.      (Short Term Bond
                                          If the value of the securities declines and the        Multistrategy Bond)
                                          bank or broker defaults on its repurchase
                                          obligation, a Fund could incur a loss.







Exposing Cash Reserves to Appropriate     By exposing its cash reserves to the performance        All Funds
Markets                                   of appropriate markets by purchasing equity or
                                          fixed income securities and/or derivatives, a           (All Underlying Funds)
                                          Fund's performance tends to correlate more closely
                                          to the performance of that market as a whole.
                                          However, the market performance of these
                                          instruments may not correlate precisely to the
                                          performance of the corresponding market. This
                                          approach increases a Fund's performance if the
                                          particular market rises and reduces a Fund's
                                          performance if the particular market declines.


Securities Lending                        If a borrower of a Fund's securities fails              (All Underlying Funds)
                                          financially, the Fund's recovery of the loaned
                                          securities may be delayed or the Fund may lose its
                                          rights to the collateral which could result in a
                                          loss to a Fund.


                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

      In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.
                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


      If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains and, in many cases, distributions from non-U.S. corporations.


      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


      If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction.


      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

      The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities


      Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Market quotations for non-US securities may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board, occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


      Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.

                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

      The Funds offer Class C Shares in this Prospectus.

      Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.


         The Funds or FRIMCo each may pay Financial Intermediaries for administrative services provided by those Financial Intermediaries. FRIMCo may also pay Financial Intermediaries for distribution and/or other services. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' Distributor with respect to Class C Shares of the Funds.


                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

      For Class C Shares, there is a $1,000 required minimum investment for each account in each Fund. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.



      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

      Each Fund reserves the right to reject any purchase order for any reason. You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


      All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

      Frequent Trading: The Funds do not knowingly permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if a Fund is able to determine that you are engaging in this type of activity a Fund may at its sole discretion suspend or terminate your trading privileges. The Funds will use reasonable efforts to detect market timers, but may not be able to detect market timing in all types of accounts, such as accounts held through Financial Intermediaries. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

Offering Dates and Times

      Orders must be received by a Fund or any authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.



Order and Payment Procedures


      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.


      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.


Systematic Exchange Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.


      A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.



                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

Redemption Dates and Times

      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

      You may  discontinue  the  systematic  withdrawal  program,  or change the
amount  and  timing  of  withdrawal   payments  by  contacting   your  Financial
Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

      Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

      The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

      o  The Fund name and account number

      o  Details related to the transaction including type and amount

      o  Signatures of all owners exactly as registered on the account

      o  Any supporting legal documentation that may be required

Responsibility for Fraud

      Neither the Funds nor their transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption In-Kind

      A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS


      The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by [________], whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.


      The  information  in  the  following   tables   represents  the  Financial
Highlights for the Funds' Class C Shares for the periods shown.

Conservative Strategy Fund--Class C Shares

                                                                                Fiscal
                                                                              Year Ended
                                                                             October 31,
                                                                       2003         2002     2001    2000*     1999**
                                                                                    ----     ----    -----     ------
Net Asset Value, Beginning of Period.................................[   ]       $ 10.10 $  10.17  $ 10.12    $ 10.26
                                                                                 ------- --------  -------    -------

Income From Operations
   Net investment income(a)(b).......................................[   ]           .28      .42      .31        .43
   Net realized and unrealized gain (loss)...........................[   ]         (.18)    (.07)      .07        .04
                                                                              -----------   -----      -------- -----
      Total income from operations...................................[   ]           .10      .35      .38        .47
                                                                              -----------     ---      -------- -----

Distributions
   From net investment income........................................[    ]         (.29)    (.42)    (.33)      (.56)
   From net realized gain............................................[    ]         (.01)       --       --      (.05)
                                                                              -----------      --       -------------
      Total distributions............................................[    ]         (.30)    (.42)    (.33)      (.61)
                                                                              -----------   -----    ----------------

Net Asset Value, End of Period.......................................[    ]         $9.90   $10.10 $  10.17     $10.12
                                                                                   =====   ====== ========     ======
Total Return (%)(c)..................................................[    ]          1.01     3.49     3.76       4.67

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..........................[    ]        24,739    9,850    2,500      1,697
   Ratios to average net assets (%):
      Operating expenses, net(d).....................................[    ]          1.00     1.00     1.00       1.00
      Operating expenses, gross(d)...................................[    ]          1.20     1.20     1.25       1.25
      Net investment income(c).......................................[    ]          2.78     4.20     3.04       4.77

   Portfolio turnover rate (%).......................................[    ]         35.08    54.86    53.89     125.01

* For the ten months ended October 31, 2000.
** For the period February 11, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. (c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.


Moderate Strategy Fund--Class C Shares

                                                                                    Fiscal
                                                                                  Year Ended
                                                                                 October 31,
                                                                          2003       2002       2001      2000*     1999**
                                                                                     ----       ----      -----     ------
Net Asset Value, Beginning of Period...................................    [ ]         $ 9.59   $ 10.20    $ 10.46   $ 10.15
                                                                                       ------   -------    -------   -------

Income From Operations
   Net investment income(a)(b).........................................    [ ]            .19       .29        .24       .32
   Net realized and unrealized gain (loss).............................    [ ]          (.38)     (.58)      (.02)       .48
                                                                                  ----- -------------------- ---------------
      Total income from operations.....................................    [ ]          (.19)     (.29)        .22       .80
                                                                                  ----- ---------------===== ========= =====

Distributions
   From net investment income..........................................    [ ]          (.20)     (.30)      (.28)     (.40)
   From net realized gain..............................................    [ ]          (.05)     (.02)      (.20)     (.09)
                                                                                  ----- -------------------- ---------------
      Total distributions..............................................    [ ]          (.25)     (.32)      (.48)     (.49)
                                                                                  ----  -------------------  --------- -----
Net Asset Value, End of Period.........................................    [ ]         $ 9.15  $   9.59    $ 10.20   $ 10.46
                                                                                       ======  ========    =======   =======
Total Return (%)(c)....................................................    [ ]         (2.00)    (2.87)       2.20      8.03

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)............................    [ ]         39,694    20,859     10,392     4,139
   Ratios to average net assets (%):
      Operating expenses, net(d).......................................    [ ]           1.00      1.00       1.00      1.00
      Operating expenses, gross(d).....................................    [ ]           1.20      1.20       1.25      1.25
      Net investment income(c).........................................    [ ]           2.05      2.95       2.30      3.35

   Portfolio turnover rate (%).........................................    [ ]          15.16     42.49      39.55    120.04


*    For the ten months ended October 31, 2000.
** For the period February 11, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. (c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

Balanced Strategy Fund--Class C Shares

                                                                                    Fiscal
                                                                                  Year Ended
                                                                                 October 31,
                                                                          2003       2002       2001      2000*     1999**
                                                                          ----       ----       ----      -----     ------
Net Asset Value, Beginning of Period...................................    [ ]         $ 9.04   $ 10.20    $ 10.72   $ 10.26
                                                                                       ------   -------              -------

Income From Operations
   Net investment income(a)(b).........................................    [ ]            .12       .16        .15       .25
   Net realized and unrealized gain (loss).............................    [ ]          (.59)    (1.09)      (.11)       .70
                                                                                  ----- ------ -----------------------------
      Total income from operations.....................................    [ ]          (.47)     (.93)        .04       .95
                                                                                  ----- -------------------- ---------------

Distributions
   From net investment income..........................................    [ ]
                                                                                        (.13)     (.20)      (.24)     (.37)
   From net realized gain..............................................    [ ]                    (.03)
                                                                                              ---------
                                                                                        (.11)                (.32)     (.12)
                                                                                  --- --------         ------------    -----
      Total distributions..............................................    [ ]                    (.23)
                                                                                              ---------
                                                                                        (.24)                (.56)     (.49)
                                                                                  --- --------         ------------    -----

Net Asset Value, End of Period.........................................    [ ]        $  8.33   $  9.04    $ 10.20   $ 10.72
                                                                                      =======   =======    =======   =======
Total Return (%)(c)....................................................    [ ]         (5.42)    (9.25)        .43      9.53

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)............................    [ ]        186,825   136,748     81,188    39,325
   Ratios to average net assets (%):
      Operating expenses, net(d).......................................    [ ]           1.00      1.00       1.00      1.00
      Operating expenses, gross(d).....................................    [ ]           1.20      1.20       1.25      1.25
      Net investment income(c).........................................    [ ]           1.38      1.71       1.43      2.96

   Portfolio turnover rate (%).........................................    [ ]          12.18     33.42      31.70     64.63



*  For the ten months ended October 31, 2000.
** For the period January 29, 1999  (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. (c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

Aggressive Strategy Fund--Class C Shares

                                                                                     Fiscal
                                                                                   Year Ended
                                                                                   October 31,
                                                                            2003      2002       2001      2000*     1999**
                                                                            ----      ----       ----      -----     ------
Net Asset Value, Beginning of Period                                        [ ]        $  8.46   $ 10.35    $ 11.15  $ 10.11
                                                                                       -------   -------    -------  -------

Income From Operations
   Net investment income(a)(b)                                              [ ]            .04       .05        .05      .13
   Net realized and unrealized gain (loss)                                  [ ]          (.79)    (1.80)      (.29)     1.36
                                                                                   -----------------------------------------
      Total income from operations                                          [ ]          (.75)    (1.75)      (.24)    1.49
                                                                                         ----------------          ---------

Distributions
   From net investment income                                               [ ]          (.05)     (.10)      (.18)     (.29)
   From net realized gain                                                   [ ]          (.17)     (.04)      (.38)     (.16)
                                                                                         ----------------          ----------
      Total distributions                                                   [ ]          (.22)     (.14)      (.56)     (.45)
                                                                                         ----------------          ----------

Net Asset Value, End of Period                                              [ ]        $  7.49    $ 8.46    $ 10.35  $ 11.15
                                                                                       =======    ======    =======  =======
Total Return (%)(c)                                                         [ ]         (9.20)   (17.06)     (2.15)    15.21

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)                                 [ ]        102,324    80,514     67,296   29,365
   Ratios to average net assets (%):
      Operating expenses, net(d)                                            [ ]           1.00      1.00       1.00     1.00
      Operating expenses, gross(d)                                          [ ]           1.20      1.20       1.25     1.25
      Net investment income(c)                                              [ ]            .51       .53        .43     1.50

   Portfolio turnover rate (%)                                              [ ]          11.73     13.12      40.57   71.44



*    For the ten months ended October 31, 2000.
** For the period January 29, 1999  (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. (c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

Equity Aggressive Strategy Fund--Class C Shares


                                                                                    Fiscal
                                                                                  Year Ended
                                                                                 October 31,
                                                                          2003       2002       2001      2000*     1999**
                                                                          ----       ----       ----      -----     ------
Net Asset Value, Beginning of Period...................................    [ ]         $ 7.70   $ 10.24    $ 11.38    $ 9.80
                                                                                       ------   -------    -------    ------

Income From Operations
   Net investment income (loss)(a)(b)..................................    [ ]          (.02)     (.04)      (.04)       .06
   Net realized and unrealized gain (loss).............................    [ ]          (.93)    (2.30)      (.35)      1.98
                                                                                  ------------------------------------- ----
      Total income from operations.....................................    [ ]          (.95)    (2.34)      (.39)      2.04
                                                                                  ------------------------------------- ----

Distributions
   From net investment income..........................................    [ ]          (.01)     (.12)      (.14)     (.30)
   From net realized gain..............................................    [ ]          (.14)     (.08)      (.61)     (.16)
                                                                                  ------------    -----------------    -----
      Total distributions..............................................    [ ]          (.15)     (.20)      (.75)     (.46)
                                                                                  ------------         ------------    -----

Net Asset Value, End of Period.........................................    [ ]         $ 6.60  $   7.70    $ 10.24   $ 11.38
                                                                                       ======  ========    =======   =======
Total Return (%)(c)....................................................    [ ]        (12.73)   (23.24)     (3.37)     21.26

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)............................    [ ]         45,267    40,982     43,005    15,860
   Ratios to average net assets (%):
      Operating expenses, net(d).......................................    [ ]           1.00      1.00       1.00      1.00
      Operating expenses, gross(d).....................................    [ ]           1.20      1.20       1.25      1.25
      Net investment income (loss)(c)..................................    [ ]          (.32)     (.45)      (.35)       .59

   Portfolio turnover rate (%).........................................    [ ]          29.86     47.86      58.41     76.20

*  For the ten months ended October 31, 2000.
** For the period February 11, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. (c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION


      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

      This section identifies the money managers for the Underlying Funds in which the Funds invest. A complete list of current money managers for the Funds can also be found at www.Russell.com.


                             Diversified Equity Fund


      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

      Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.


      Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.

      Marsico Capital Management,  LLC, 1200 17th Street, Suite 1300, Denver, CO
                                     80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta,
                                 GA 30326-3248.

    Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
                                     10019.

       Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100,
                                Berwyn, PA 19312.

                            Quantitative Equity Fund


         Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor,
                            Philadelphia, PA 19102.


   Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

    Franklin Portfolio Associates, LLC, Two International Place, 22nd Floor,
                             Boston, MA 02110-4104.

 Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.

                               Special Growth Fund

    CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
                                Diego, CA 92101.

   David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

      Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.


         Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor,
                              New York, NY 10005.


      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.


         Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 600,
                            Santa Monica, CA 90401.


    Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
                                     10019.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                           Real Estate Securities Fund

  AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane,
                             Boston, MA 02210-2021.

   INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
             One Lincoln Center, Suite 700, 5400 LBJ Freeway - LB2,
                                Dallas, TX 75240.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue,
                          41st Floor, Chicago IL 60611.

                          International Securities Fund


    Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345
                   Avenue of the Americas, New York, NY 10105.


     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
                                     10022.

      Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT
                                  06830-6378.

       Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500,
                             Los Angeles, CA 90025.

         Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor,
                            London EC2V 6EE England.

 Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
                           Wilmington, DE 19801-1165.

        Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660,
                              Bellevue, WA 98004.

    Oechsle International Advisors, LLC, One International Place, 23rd Floor,
                               Boston, MA 02110.

     The Boston Company Asset Management, LLC, One Boston Place, 14th Floor,
                             Boston, MA 02108-4402.

                              Emerging Markets Fund


    Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345
                   Avenue of the Americas, New York, NY 10105.

     Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor,
                              Cambridge MA 02138.


      Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
                        Street, London EC2A 2NY England.


   Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.


     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD
                                     21202.
                              Diversified Bond Fund

    Lincoln Capital Fixed Income Management Company, 200 South Wacker Drive,
                         Suite 2100, Chicago, IL 60606.

   Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
               300, P.O. Box 6430, Newport Beach, CA 92658-6430.

 TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                             Multistrategy Bond Fund

      Delaware Management Company, a series of Delaware Management Business
            Trust, 2005 Market Street, Philadelphia, PA 19103-7094.

      Morgan Stanley Investments,  LP, One Tower Bridge, 100 Front Street, Suite
                     1100, W. Conshohocken, PA 19428-2899.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
               300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                              Short Term Bond Fund



       Merganser Capital Management L.P., One Cambridge Center, Suite 402,
                            Cambridge, MA 02142-1611.

      Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
               300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      STW Fixed Income  Management,  200 East Carrillo Street,  Suite 100, Santa
                            Barbara, CA 93101-2143.

     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at: Frank Russell Investment Company 909 A Street Tacoma, WA 98402
Telephone: 1-800-787-7354 Fax: 253-591-3495 www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   Class C Shares:
   Conservative Strategy Fund
   Moderate Strategy Fund
   Balanced Strategy Fund
   Aggressive Strategy Fund
   Equity Aggressive Strategy Fund
























[Russell Logo]                      Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
                                                                36-08-066 (0304)

FRANK RUSSELL INVESTMENT COMPANY







                   LifePoints(R) Funds


        PROSPECTUS
        CLASS D SHARES:
        CONSERVATIVE STRATEGY FUND
        MODERATE STRATEGY FUND
        BALANCED STRATEGY FUND
        AGGRESSIVE STRATEGY FUND
        EQUITY AGGRESSIVE STRATEGY FUND


        March 1, 2004














        909 A STREET, TACOMA, WA 98402 o 800-787-7354

        As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                  [Russell Logo]

                                Table of Contents

Risk/Return Summary........................................................  1
   Investment Objective....................................................  1
   Principal Investment Strategies.........................................  1
   Principal Risks.........................................................  2
   Performance.............................................................  2
   Fees and Expenses.......................................................  8
Summary Comparison of the Funds............................................ 10
The Purpose of the Funds-- Multi-Style, Multi-Manager Diversification...... 12
Management of the Funds and Underlying Funds............................... 13
The Money Managers for the Underlying Funds................................ 15
Investment Objective and Principal Investment Strategies
   of the Underlying Funds................................................. 16
Risks...................................................................... 27
Dividends and Distributions................................................ 31
Taxes...................................................................... 32
How Net Asset Value is Determined.......................................... 32
Distribution and Shareholder Servicing Arrangements........................ 33
How to Purchase Shares..................................................... 33
Exchange Privilege......................................................... 34
How to Redeem Shares....................................................... 35
Payment of Redemption Proceeds............................................. 35
Other Things to Know About Share Transactions.............................. 35
Financial Highlights....................................................... 37
Money Manager Information.................................................. 42

8

                               RISK/RETURN SUMMARY

                              Investment Objective


     Each of the following Funds has a non-fundamental investment objective. This means that each Fund's investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.


Conservative Strategy Fund              seeks to provide high current income and low long term capital appreciation.

Moderate Strategy Fund                  seeks to provide high current income and moderate long term capital appreciation.

Balanced Strategy Fund                  seeks to provide above average capital appreciation and a moderate level of current income.

Aggressive Strategy Fund                seeks to provide high long term capital appreciation with low current income.

Equity  Aggressive  Strategy  Fund      seeks to  provide  high  long  term  capital appreciation.



                         Principal Investment Strategies

      Each of the Frank Russell Investment Company ("FRIC") LifePoints Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.

      Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests and the allocation of assets to the Underlying Funds are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.




                                                                         Conservative Moderate    Balanced   Aggressive  Equity
                                                                          Strategy    Strategy    Strategy   Strategy   Aggressive
                                                                             Fund      Fund        Fund       Fund         Strategy
Underlying Fund                                                                                                            Fund
----------------                                                        ----------------------- --------- ----------  -----------
                                                                        ----------------------- --------- ----------  -----------
Diversified Equity Fund................................................       7%        11%       16%        23%          29%
Special Growth Fund....................................................    --            3%        4%         5%           6%
Quantitative Equity Fund...............................................       7%        11%       16%        23%          29%
International Securities Fund..........................................       3%        11%       16%        19%          24%
Diversified Bond Fund..................................................      22%        27%       20%       --           --
Short Term Bond Fund...................................................      58%        33%      --         --           --
Multistrategy Bond Fund................................................    --          --         20%        20%         --
Real Estate Securities Fund............................................       3%         4%        5%         6%           7%
Emerging Markets Fund..................................................    --          --          3%         4%           5%



         Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

Diversification

      Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                 Principal Risks

      You should consider the following factors before investing in a Fund:

      o An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

      o Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

      o The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

      o A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

      o The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

      o An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      o The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

                                   Performance

      The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class D Shares varies over the life of each Fund. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class D Shares are set forth below the bar charts.

      The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund's average annual returns for one year and since the beginning of operations of each Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

      Each Fund first issued Class D Shares on March 24, 1998. Performance shown for Class D Shares prior to that date is the performance of the Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class D Shares. Had it done so, the returns shown would have been lower.


      Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Fund's Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                           Conservative Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class D


[Bar Chart]

1998     7.47%
1999     5.18%
2001     5.58%
2001     3.89%
2002     1.57%
2003     [_______]

Best Quarter:       ___% (_Q/__)
Worst Quarter:      (___%) (_Q/__)





   Average annual total returns                                                                                       Since
   for the periods ended December 31, 2003                                                  1 Year        5 Years     Inception*
   ---------------------------------------                                                  ------        -------     ----------

   Return Before Taxes, Class D......................................................              %              %       %

   Return After Taxes on Distributions, Class D......................................              %              %       %

   Return After Taxes on Distributions and Sale of Fund Shares, Class D..............              %              %       %

   Merrill Lynch 1-2.99 Year Treasury Index..........................................              %              %       %

   Lehman Brothers Aggregate Bond Index..............................................              %              %       %



* Commenced operations by issuing Class E Shares on November 7, 1997.

                             Moderate Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class D



[Bar Chart]

1998     9.91%
1999     8.40%
2000     2.88%
2001     -0.14%
2002     -2.94%
2003     [_______]
Best Quarter:       ___% (_Q/__)
Worst Quarter:      (___%) (_Q/__)



   Average annual total returns                                                                                       Since
   for the periods ended December 31, 2003                                              1 Year        5 Years      Inception*
   ---------------------------------------                                              ------        -------      ----------

   Return Before Taxes, Class D...................................................              %            %          %

   Return After Taxes on Distributions, Class D...................................              %            %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class D...........              %            %          %

   Merrill Lynch 1-2.99 Year Treasury Index.......................................              %            %          %

   Lehman Brothers Aggregate Bond Index...........................................              %            %          %

   Russell 1000(R)Index                                                                          %            %          %



* Commenced operations by issuing Class E Shares on October 2, 1997.

                             Balanced Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class D



[Bar Chart]

1998     11.54%
1999     11.64%
2000     0.11%
2001     -4.31%
2002     -7.70%
2003     [_______]
Best Quarter:       ___% (_Q/__)
Worst Quarter:      (___%) (_Q/__)



   Average annual total returns                                                                                      Since
   for the periods ended December 31, 2003                                                   1 Year     5 Years    Inception*
   ---------------------------------------                                                   ------     -------    ----------

   Return Before Taxes, Class D.........................................................            %           %           %

   Return After Taxes on Distributions, Class D.........................................            %           %           %

   Return After Taxes on Distributions and Sale of Fund Shares, Class D.................            %           %           %

   Lehman Brothers Aggregate Bond Index.................................................            %           %           %

   Russell 1000(R)Index..................................................................            %           %           %

   MSCI EAFE Index......................................................................            %           %           %



* Commenced operations by issuing Class E Shares on September 16, 1997.

                            Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class D



[Bar Chart]

1998     11.52%
1999     17.69%
2000     -4.14%
2001     -8.54%
2002     -13.95%
2003     [_______]
Best Quarter:       ____% (_Q/__)
Worst Quarter:      (____%) (_Q/__)



   Average annual total returns                                                                                   Since
   For the periods ended December 31, 2003                                              1 Year       5 Years      Inception*
   ---------------------------------------                                              ------       -------      ---------

   Return Before Taxes, Class D...................................................              %           %               %

   Return After Taxes on Distributions, Class D...................................              %           %               %

   Return After Taxes on Distributions and Sale of Fund Shares, Class D...........              %           %               %

   Russell 1000(R)Index............................................................              %           %               %

   MSCI EAFE Index................................................................              %           %               %

   Lehman Brothers Aggregate Bond Index...........................................              %           %               %



* Commenced operations by issuing Class E Shares on September 16, 1997.

                         Equity Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class D




[Bar Chart]

1998     13.69%
1999     21.58%
2000     -7.02%
2001     -12.48%
2002     -19.26%
2003     [_______]
Best Quarter:     ____% (_Q/__)
Worst Quarter:    (____%) (_Q/__)




   Average annual total returns                                                                                        Since
   for the periods ended December 31, 2003                                              1 Year         5 Years      Inception*
   ---------------------------------------                                              ------         -------      ----------

   Return Before Taxes, Class D..................................................               %         %                 %

   Return After Taxes on Distributions, Class D..................................               %         %                 %

   Return After Taxes on Distributions and Sale of Fund Shares, Class D..........               %         %                 %

   Russell 1000(R)Index...........................................................               %         %                 %

   MSCI EAFE Index...............................................................               %         %                 %



* Commenced operations by issuing Class E Shares on September 30, 1997.

                                Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                          Maximum Sales       Maximum        Redemption   Exchange
                                                         Maximum Sales     Charge (Load)     Deferred Sales      Fees       Fees
                                                         Charge (Load)      Imposed on         Charge            ----       ----
                                                          Imposed on      Reinvested         (Load)
                                                          Purchases       Dividends           ------
                                                           ---------        ---------

All Funds, Class D...................................         None             None             None           None       None

                        Annual Fund Operating Expenses##
                 (expenses that were deducted from Fund assets)
                                (% of net assets)

                                                         Advisory   Distribution    Other      Total      Fee Waivers    Total Net

                                                            Fee      (12b-1)     Expenses     Gross      and Expense    Annual Fund
                                                                     Fees***     reflecting   Annual     Reimbursements#  Operating
                                                                                (Shareholder   Fund                      Expenses*
                                                                                Servicing    Operating
                                                                                 Fees)      Expenses

Class D Shares**
   Conservative Strategy Fund...........................    0.20%      0.25%      %          %          %                %
   Moderate Strategy Fund...............................    0.20%      0.25%      %          %          %                %
   Balanced Strategy Fund...............................    0.20%      0.25%      %          %          %                %
   Aggressive Strategy Fund.............................    0.20%      0.25%      %          %          %                %
   Equity Aggressive Strategy Fund......................    0.20%      0.25%      %          %          %                %



* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.


*** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class D Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class D Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.


**** Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2004.

# [FRIMCo has contractually agreed to waive, at least through ________________________, 2005, its 0.20% advisory fee for each Fund.
     Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below. ]

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Direct Expenses


      Direct   operating   expenses   include  those  arising  from  accounting,
administrative, custody, auditing, legal and transfer agent services. The foregoing direct operating expenses are borne either by the Underlying Funds in which a Fund invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through __________________, 2005 and may be renewed thereafter.

      Direct operating expenses also include expenses attributable to advisory fees (which are currently waived by FRIMCo through _______________, 2005), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.


Indirect Expenses

      Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2003).


      As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.
                                                               Total Net
                                                              Operating
                                                               Expense
Underlying Fund (Class S Shares)                               Ratios

Diversified Equity Fund.......................................      %
Special Growth Fund...........................................      %
Quantitative Equity Fund......................................      %
International Securities Fund.................................      %
Diversified Bond Fund.........................................      %
Short Term Bond Fund..........................................      %
Multistrategy Bond Fund.......................................      %
Real Estate Securities Fund...................................      %
Emerging Markets Fund.........................................      %

      The Total Net Operating Expense Ratios for certain of the Underlying Funds are net of fee waivers. For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until _______________, 2005, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed _____% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

      Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                                    Class D


Conservative Strategy Fund..........................................   %

Moderate Strategy Fund..............................................   %
Balanced Strategy Fund..............................................   %
Aggressive Strategy Fund............................................   %
Equity Aggressive Strategy Fund.....................................   %

      Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2003. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through ____________, 2005. The calculation of costs for the one year period does take into account such waivers.


      Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                        1 Year    3 Years    5 Years   10 Years

                                        ------    -------    -------   --------
Class D
   Conservative Strategy Fund...........      $          $        $ 7        $ 3
   Moderate Strategy Fund...............
   Balanced Strategy Fund...............
   Aggressive Strategy Fund.............
   Equity Aggressive Strategy Fund......

      The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:
      [Pie Chart]
      Conservative Strategy Fund
      Diversified Equity 7%
      Quantitative Equity 7%
      International Securities 3%
      Diversified Bond 22%
      Short Term Bond 58%
      Real Estate Securities 3%

      [Pie Chart]
      Moderate Strategy
      Short Term Bond 33%
      Diversified Equity 11%
      Special Growth 3%
      Quantitative Equity 11%
      International Securities 11%
      Real Estate Securities 4%
      Diversified Bond 27%

      [Pie Chart] Balanced Strategy Fund Real Estate Securities 5% Diversified Equity 16% Quantitative Equity 16% Special Growth 4% International Securities 16% Emerging Markets 3% Diversified Bond 20% Multistrategy Bond 20%

      [Pie Chart] Aggressive Strategy Fund Diversified Equity 23% Quantitative Equity 23% Special Growth 5% International Securities 19% Emerging Markets 4% Multistrategy Bond 20% Real Estate Securities 6%

      [Pie Chart]
      Equity Aggressive Strategy Fund
      International Securities 24%
      Emerging Markets 5%
      Real Estate Securities 7%
      Diversified Equity 29%
      Quantitative Equity 29%
      Special Growth 6%



                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

      Three functions form the core of Russell's consulting services:

      o Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

      o Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

      o Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

      Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.





                MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS

      The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2003, managed over $______________ billion in 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


      Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.


      Each Fund and Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' and Underlying Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers as more fully described below. Each of the Underlying Fund's money managers makes investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

         FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and Underlying Funds. FRIMCo develops the investment programs for each Fund and Underlying Fund, selects, subject to approval of the Underlying Funds' Board, money managers for the Underlying Funds, allocates Underlying Fund assets among the money managers, oversees the money managers and evaluates their results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manger to another.


      Ernest Ankrim, Randal Burge and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages.


      FRIMCo's officers and employees who manage the Underlying Funds and oversee the money managers of the Underlying Funds are:

     o Thomas F. Hanly, Chief Investment Officer of Russell and FRIMCo since January 2004. From 1999 to 2003, Mr. Hanly was Chief Financial Officer of Russell. From 1997 to 1999, Mr. Hanly served as a Director of Frank Russell Capital.

     o Randall P. Lert, who has been Chief Portfolio Strategist of FRIMCo since January 2004. From 1989 to 2003, Mr. Lert was Chief Investment Officer of FRIMCo.

     o Ernest Ankrim, Ph.D., Chief Investment Strategist since January 2003. Dr. Ankrim was Director, Portfolio Strategy for FRIMCo from January 2001 to December 2002. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

     o Randal C. Burge, Director, Global Equity since January 2003. Mr. Burge was Director, Portfolio Management from December 2001 to December 2002. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

     o Jean Carter, Managing Director, Strategic Investment Resources since January 2003. Ms. Carter was Director, North American IMG from December 2001 to December 2002. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

     o James Duberly, Director of Global Fixed Income of FRIMCo since 2002. From 1998 to 2002, Mr. Duberly was a Portfolio Manager with Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1998, Mr. Duberly was a Senior Portfolio Manager with the Bank for International Settlements based in Basel, Switzerland.

     o Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     o Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

     o Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

     o Paul R. Greenwood, Director of US Equity for FRIMCo since 2002. From 1993 to 2002, Mr. Greenwood was a Senior Research Analyst for Russell.

     o Robert E. Hall, who has been a Portfolio Manager of FRIMCo since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo.

     o Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for Russell.

     o James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' cash reserves and arranges brokerage execution of certain money manager portfolio decisions on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     o James A. Jornlin, who has been a Portfolio Manager of FRIMCo since July 1996.

     o Noel Lamb, Director and North American Chief Investment Officer of FRIMCo since January 2003. From 1997 to 2002, Mr. Lamb was Director of Portfolio Management of Frank Russell Company Limited, an affiliate of FRIMCo.

     o Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for Russell from 1995 to 1997 and a Senior Research Analyst for Russell from 1997 to 2000.

     o Michael R. Ruff, who has been a Portfolio Manager of FRIMCo since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst for Russell. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst with Russell.

     o Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for Russell. From 1995 to 1999, Mr. Skatrud was
          Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

     o Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

     o Jeffrey Hussey and Michael Ruff have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.

     o Michael Ruff and Jeff Hussey have primary responsibility for the management of the Short Term Bond and Tax Exempt Bond Funds.

     o Dennis Trittin and Ron Dugan have primary responsibility for the management of the Equity I and Diversified Equity Funds.

     o Erik Ogard and Dennis Trittin have primary responsibility for the management of the Equity II, Special Growth and Select Growth Funds.

     o Ron Dugan and Dennis Trittin have primary responsibility for the management of the Equity Q, Quantitative Equity and Select Value Funds.

     o Steve Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap Fund.

     o Steve Skatrud and Erik Ogard have primary responsibility for the management of the Tax-Managed Mid & Small Cap Fund.

     o Robert Hall and James Jornlin have primary responsibility for the management of the Emerging Markets Fund.

     o James Jornlin and Ann Duncan have primary responsibility for the management of the International and International Securities Funds.

     o Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

     o Ron Dugan and Michael Ruff have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     o Stephen Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

      In the last fiscal year, the Funds did not pay FRIMCo any advisory or administrative fees. However, the Funds bore indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

     In the last fiscal year, the aggregate annual rate of the advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Diversified Equity Fund _____%, Special Growth Fund _____%, Quantitative Equity Fund _____%, International Securities Fund _____%, Diversified Bond Fund _____%, Short Term Bond Fund _____%, Multistrategy Bond Fund _____%, Real Estate Securities Fund _____% and Emerging Markets Fund _____%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.



                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

      Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underyling Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

      Each money manager has complete discretion to select portfolio  securities for its segment of an Underyling Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                  INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

      The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).



     Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund's investment objective may be changed by the Board of Trustees of an Underlying Fund without shareholder approval.



DIVERSIFIED EQUITY FUND
-----------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long term capital growth.

      Principal
      Investment
      Strategies
               The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND
-------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long-term capital growth.

      Principal
      Investment
      Strategies
               The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $3.1 billion to $117 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and rice volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
------------------------


       Non-Fundamental
       Investment Objective
               Seeks to provide long term capital growth.

       Principal
       Investment
       Strategies
               The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------


         Non-Fundamental
         Investment Objective
               Seeks to provide long term capital growth.

         Principal
         Investment
         Strategies
               The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies.


               To a limited extent, the Fund may also invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.

               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

DIVERSIFIED BOND FUND
---------------------


         Non-Fundamental
         Investment Objective
               Seeks to provide current income and the preservation of capital.

         Principal
         Investment
         Strategies
               The Diversified Bond Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [____] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.


               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------


        Non-Fundamental
        Investment Objective

               Seeks to provide current income and preservation of capital with a focus on short duration securities.

         Principal
         Investment
         Strategies
               The Short Term Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was [____] years as of December 31, 2003, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

               The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND
-----------------------


         Non-Fundamental
         Investment Objective
               Seeks to provide current income and capital appreciation.

         Principal
         Investment
         Strategies
               The Multistrategy Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [___] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND
---------------------------


         Non-Fundamental
         Investment Objective
               Seeks to provide current income and long term capital growth.

         Principal
         Investment
         Strategies

               The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments primarily in equity securities of issuers whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------


         Non-Fundamental
         Investment Objective
               Seeks to provide long term capital growth.

         Principal
         Investment
         Strategies
               The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.


               The Fund invests in common stocks of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.



         Risk Associated With                                 Description                                 Relevant Fund

Multi-Manager Approach                    The investment styles employed by a Fund's money        All Funds
                                          managers may not be complementary. The interplay
                                          of the various strategies employed by a Fund's          (All Underlying Funds)
                                          multiple money managers may result in a Fund
                                          holding a concentration of certain types of
                                          securities. This concentration may be beneficial
                                          or detrimental to a Fund's performance depending
                                          upon the performance of those securities and the
                                          overall economic environment. The multi-manager
                                          approach could result in a high level of portfolio
                                          turnover, resulting in higher Fund brokerage
                                          expenses and increased tax liability from a Fund's
                                          realization of capital gains.

Equity Securities                         The value of equity securities will rise and fall      Equity Aggressive Strategy
                                          in response to the activities of the company that      Aggressive Strategy
                                          issued the stock, general market conditions and/       Balanced Strategy
                                          or economic conditions.                                Moderate Strategy

                                                                                                 (Underlying Funds:
                                                                                                 Diversified Equity
                                                                                                 Special Growth
                                                                                                Quantitative Equity
                                                                                                International Securities
                                                                                                Real Estate Securities
                                                                                                Emerging Markets)

      o   Value Stocks                     Investments in value stocks are subject to risks       Equity Aggressive Strategy
                                           that (i) their intrinsic values may never be           Aggressive Strategy
                                           realized by the market or (ii) such stock may turn     Balanced Strategy
                                           out not to have been undervalued.                      Moderate Strategy

                                          I                                                      (Underlying Funds:
                                          t                                                      Diversified Equity
                                          r                                                      Special Growth
                                          o                                                      International Securities)

      o   Growth Stocks                   Growth company stocks may provide minimal              Equity Aggressive Strategy
                                          Dividends which could otherwise cushion stock          Aggressive Strategy
                                          Prices in a market decline. The value of growth        Balanced Strategy
                                          company stocks may rise and fall significantly         Moderate Strategy
                                          based, in part, on investors' perceptions of the
                                          company, rather than on fundamental analysis of        (Underlying Funds:
                                          the stocks.                                            Diversified Equity
                                                                                                Special Growth
                                                                                                International Securities)








      o   Market-Oriented                  Market-oriented investments are generally subject      Equity Aggressive Strategy
         Investments                       to the risks associated with growth and value          Aggressive Strategy
                                           stocks.                                                Balanced Strategy
                                                                                                  Moderate Strategy

                                                                                                 (Underlying Funds:
                                                                                                 Diversified Equity
                                                                                                 Special Growth
                                                                                                 Quantitative Equity
                                                                                                 International Securities)

      o   Securities of Small             Investments in smaller companies may involve           Equity Aggressive Strategy
         Capitalization Companies         greater risks because these companies generally        Aggressive Strategy
                                          have a limited track record. Smaller companies         Balanced Strategy
                                          often have narrower markets and more limited           Moderate Strategy
                                          managerial and financial resources than larger,
                                          more established companies. As a result, their         (Underlying Fund:
                                          performance can be more volatile, which may            Special Growth)
                                          increase the volatility of a Fund's portfolio.

Fixed-Income Securities                   Prices of fixed-income securities rise and fall in     Balanced Strategy
                                          response to interest rate changes. Generally, when     Moderate Strategy
                                          interest rates rise, prices of fixed-income            Conservative Strategy
                                          securities fall. The longer the duration of the
                                          security, the more sensitive the security is to        Underlying Funds:
                                          this risk. A 1% increase in interest rates would       Diversified Bond
                                          reduce the value of a $100 note by approximately       Multistrategy Bond
                                          one dollar if it had a one-year duration. There is     (Short Term Bond)
                                          also a risk that fixed income securities will be
                                          downgraded in credit rating or go into default.
                                          Lower-rated bonds, and bonds with larger final
                                          maturities, generally have higher credit risks.

      o   Non-Investment Grade            Although lower rated debt securities generally          Aggressive Strategy
         Fixed-Income Securities          offer a higher yield than higher rated debt             Balanced Strategy
                                          securities, they involve higher risks. They are
                                          especially subject to:                                  Underlying Funds:
                                                                                                  Multistrategy Bond
                                                o   Adverse changes in general economic           (Short Term Bond)
                                                   conditions and in the industries in which
                                                   their issuers are engaged,

                                                o   Changes in the financial condition of
                                                   their issuers and

                                                o   Price fluctuations in response to
                                                   changes in interest rates.

                                          As a result, issuers of lower rated debt
                                          securities are more likely than other issuers to
                                          miss principal and interest payments or to default
                                          which could result in a loss to a Fund.








International Securities                  A Fund's return and net asset value may be             Equity Aggressive Strategy
                                          significantly affected by political or economic        Aggressive Strategy
                                          conditions and regulatory requirements in a            Balanced Strategy
                                          particular country. Non-US markets, economies and
                                          political systems may be less stable than US            Underlying Funds:
                                          markets, and changes in exchange rates of foreign       Diversified Bond
                                          currencies can affect the value of a Fund's            International Securities
                                          foreign assets. Non-US laws and accounting             Multistrategy Bond
                                          standards typically are not as strict as they are      Bmerging Markets
                                          in the US and there may be less public information     (Short Term Bond)
                                          available about foreign companies. Non-US
                                          securities markets may be less liquid and have
                                          fewer transactions than US securities markets.
                                          Additionally, international markets may experience
                                          delays and disruptions in securities settlement
                                          procedures for a Fund's portfolio securities.

      o   Non-US Debt Securities          A Fund's non-US debt securities are typically          Aggressive Strategy
                                          obligations of sovereign governments and               Balanced Strategy
                                          corporations. To the extent that a Fund invests a
                                          significant portion of its assets in a                  Underlying Funds:
                                          concentrated geographic area like Eastern Europe       Diversified Bond
                                          or Asia, the Fund will generally have more             Multistrategy Bond
                                          exposure to regional economic risks associated         (Short Term Bond)
                                          with foreign investments.

      o   Emerging Market                 Investments in emerging or developing markets           Underlying Funds:
         Countries                        involve exposure to economic structures that are        Diversified Bond
                                          generally less diverse and mature, and to               Emerging Markets
                                          political systems which have less stability than        Short Term Bond
                                          those of more developed countries. These                Multistrategy Bond
                                          securities are particularly subject to a risk of        International Securities)
                                          default from political instability. Emerging
                                          market securities are subject to currency transfer
                                          restrictions and may experience delays and
                                          disruptions in securities settlement procedures
                                          for a Fund's portfolio securities. The volatility
                                          of emerging markets can be significantly higher
                                          than other equity asset classes.

      o   Instruments of US and           Non-US corporations and banks issuing dollar            Balanced Strategy
         Foreign Banks and                denominated instruments in the US are not               Moderate Strategy
         Branches and Foreign             necessarily subject to the same regulatory              Conservative Strategy
         Corporations, Including          requirements that apply to US corporations and
         Yankee Bonds                     banks, such as accounting, auditing and                 Underlying Funds:
                                          recordkeeping standards, the public availability       Diversified Bond
                                          of information and, for banks, reserve                 Multistrategy Bond
                                          requirements, loan limitations and examinations.       (Short Term Bond)
                                          This adds to the analytical complexity of these
                                          securities, and may increase the possibility that
                                          a non-US corporation or bank may become insolvent
                                          or otherwise unable to fulfill its obligations on
                                          these instruments.







Derivatives (e.g. Futures                 If a Fund incorrectly forecasts interest rates in       Balanced Strategy
Contracts, Options on Futures,            using derivatives, the Fund could lose money.           Moderate Strategy
Interest Rate Swaps)                      Price movements of a futures contract, option or        Conservative Strategy
                                          structured note may not be identical to price
                                          movements of portfolio securities or a securities       Underlying Funds:
                                          index resulting in the risk that, when a Fund buys      Diversified Bond
                                          a futures contract or option as a hedge, the hedge      Multistrategy Bond
                                          may not be completely effective. Furthermore,           (Short Term Bond)
                                          regulatory requirements for the Funds to set aside
                                          assets to meet their obligations with respect to
                                          derivatives may result in a Fund being unable to
                                          purchase or sell securities when it would
                                          otherwise be favorable to do so, or in a Fund
                                          needing to sell securities at a disadvantageous
                                          time. A Fund may also be unable to close out its
                                          derivatives positions when desired.

Real Estate Securities                    Just as real estate values go up and down, the          Underlying Fund:
                                          value of the securities of companies involved in        (Real Estate Securities)
                                          the industry, and in which a Fund invests, also
                                          fluctuates. A Fund that invests in real estate
                                          securities is also subject to the risks associated
                                          with direct ownership of real estate. Additional
                                          risks include declines in the value of real
                                          estate, changes in general and local economic
                                          conditions, increases in property taxes and
                                          changes in tax laws and interest rates. The value
                                          of securities of companies that service the real
                                          estate industry may also be affected by such risks.

      o   REITs                           REITs may be affected by changes in the value of        Underlying Fund:
                                          the underlying properties owned by the REITs and        (Real Estate Securities)
                                          by the quality of tenants' credit. Moreover, the
                                          underlying portfolios of REITs may not be
                                          diversified, and therefore subject to the risk of
                                          investing in a limited number of properties. REITs
                                          are also dependent upon management skills and are
                                          subject to heavy cash flow dependency, defaults by
                                          tenants, self-liquidation and the possibility of
                                          failing either to qualify for tax-free pass
                                          through of income under federal tax laws or to
                                          maintain their exemption from certain federal
                                          securities laws.

Municipal Obligations                     Municipal obligations are affected by economic,        Balanced Strategy
                                          business or political developments. These              Moderate Strategy
                                          securities may be subject to provisions of             Conservative Strategy
                                          litigation, bankruptcy and other laws affecting
                                          the rights and remedies of creditors, or may            Underlying Funds:
                                          become subject to future laws extending the time       Diversified Bond
                                          for payment of principal and/or interest, or           Multistrategy Bond
                                          limiting the rights of municipalities to levy          (Short Term Bond)
                                          taxes.

Repurchase Agreements                     Under a repurchase agreement, a bank or broker          Underlying Funds:
                                          sells securities to a Fund and agrees to               Diversified Bond
                                          repurchase them at the Fund's cost plus interest.      Short Term Bond
                                          If the value of the securities declines and the        (Multistrategy Bond)
                                          bank or broker defaults on its repurchase
                                          obligation, a Fund could incur a loss.


Exposing Cash Reserves                    By exposing its cash reserves to the performance        All Funds
to Appropriate Markets                    of appropriate markets by purchasing equity or
                                          fixed income securities and/or derivatives, a           All Underlying Funds)
                                          Fund's performance tends to correlate more closely
                                          to the performance of that market as a whole.
                                          However, the market performance of these
                                          instruments may not correlate precisely to the
                                          performance of the corresponding market. This
                                          approach increases a Fund's performance if the
                                          particular market rises and reduces a Fund's
                                          performance if the particular market declines.


Securities Lending                        If a borrower of a Fund's securities fails              (All Underlying Funds)
                                          financially, the Fund's recovery of the loaned
                                          securities may be delayed or the Fund may lose its
                                          rights to the collateral which could result in a
                                          loss to a Fund.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

      In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.


                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


      If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains and, in many cases, distributions from non-U.S. corporations.


      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


      If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction.


      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

      The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities


      Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Market quotations for non-US securities may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board, occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


      Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.


               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

      The Funds offer Class D Shares in this Prospectus.

      Class D Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, the Class D Shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder services plan, the Class D Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class D Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.


         The Funds or FRIMCo each may pay Financial Intermediaries for administrative services provided by those Financial Intermediaries. FRIMCo may also pay Financial Intermediaries for distribution and/or other services. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' Distributor with respect to Class D Shares of the Funds.


                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

      For Class D Shares, there is a $250,000 required minimum investment for each account in each Fund. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.




      Each Fund reserves the right to reject any purchase order for any reason. You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


      All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

      Frequent Trading: The Funds do not knowingly permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if a Fund is able to determine that you are engaging in this type of activity a Fund may at its sole discretion suspend or terminate your trading privileges. The Funds will use reasonable efforts to detect market timers, but may not be able to detect market timing in all types of accounts, such as accounts held through Financial Intermediaries. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.


Offering Dates and Times


      Orders must be received by a Fund or any authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.


      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.


Systematic Exchange Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.


      A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.



                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

Redemption Dates and Times

      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

      You may  discontinue  the  systematic  withdrawal  program,  or change the
amount  and  timing  of  withdrawal   payments  by  contacting   your  Financial
Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

      Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

      The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

  o   The Fund name and account number

  o   Details related to the transaction including type and amount

  o   Signatures of all owners exactly as registered on the account

  o   Any supporting legal documentation that may be required


Responsibility for Fraud

      Neither the Funds nor their transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption In-Kind

      A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS


      The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by [_______], whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.


      The  information  in  the  following   tables   represents  the  Financial
Highlights for the Funds' Class D Shares for the periods shown.

Conservative Strategy Fund--Class D Shares

                                                                        Fiscal
                                                                      Year Ended                        Year Ended
                                                                     October 31,                       December 31,
                                                                     -----------                       ------------
                                                              2003       2002      2001      2000*         1999        1998**
                                                                         ----      ----      -----         ----        ------
Net Asset Value, Beginning of Period.......................    [ ]       $ 10.17     $10.21    $10.16         $ 10.25    $ 10.20
                                                                         -------     ------    ------         -------    -------
Income From Operations
   Net investment income(a)(b).............................    [ ]           .33        .44       .33             .44        .32
   Net realized and unrealized gain (loss).................    [ ]           (.18)      (.03)     .09             .08
                                                                           -----      -----       ----------      ---
      Total income from operations.........................    [ ]           .15        .41       .42             .52
                                                                             ---------------      ----------      ---

Distributions
   From net investment income..............................    [ ]         (.34)      (.45)     (.37)           (.56)      (.33)
   From net realized gain..................................    [ ]         (.01)         --        --           (.05)
                                                                           -----------------       -------      -----
      Total distributions..................................    [ ]         (.35)      (.45)     (.37)           (.61)
                                                                           -----      -----     ----------      -----
Net Asset Value, End of Period.............................    [ ]        $ 9.97     $10.17    $10.21         $ 10.16    $ 10.25
                                                                          ======     ======    ======         =======    =======

Total Return (%)(c)........................................    [ ]          1.52       4.11      4.20            5.18       3.77

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)................    [ ]        25,145      3,066     1,162           1,001        618
   Ratios to average net assets (%):
      Operating expenses, net(d)...........................    [ ]           .50        .50       .50             .50        .50
      Operating expenses, gross(d).........................    [ ]           .70        .70       .75             .75       1.73
      Net investment income (loss)(c)......................    [ ]          3.33       4.06      3.27            4.24       3.09

   Portfolio turnover rate (%).............................    [ ]         35.08      54.86     53.89          125.01     169.79


  * For the ten months ended October 31, 2000.
  ** For the period March 24, 1998  (commencement of sale) to December 31, 1998.
  (a) Average month-end shares outstanding were used for this calculation.
  (b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
  (c)    Periods less than one year are not annualized.
  (d)    The ratios for periods less than one year are annualized.

Moderate Strategy Fund--Class D Shares

                                                                            Fiscal
                                                                          Year Ended                       Year Ended
                                                                         October 31,                      December 31,
                                                                         -----------                      ------------
                                                                  2003       2002      2001      2000*        1999        1998**
                                                                             ----      ----      -----        ----        ------
Net Asset Value, Beginning of Period...........................    [ ]        $ 9.64     $10.24    $10.49         $10.15    $ 10.18
                                                                              ------     ------    ------         ------    -------

Income From Operations
   Net investment income(a)(b).................................    [ ]           .23        .33       .28            .33        .26
   Net realized and unrealized gain (loss).....................    [ ]         (.38)      (.56)      (.02)           .50        .09
                                                                          ------           ---       -----         ------       ---

      Total income from operations.............................    [ ]          (.15)     (.23)        .26            .83      .35
                                                                                ------    -----        ---           ------     ---


Distributions
   From net investment income..................................    [ ]         (.25)      (.35)     (.31)          (.40)      (.37)
   From net realized gain......................................    [ ]         (.05)      (.02)     (.20)          (.09)      (.01)

----------
      Total distributions......................................    [ ]         (.30)      (.37)     (.51)          (.49)      (.38)

Net Asset Value, End of Period.................................    [ ]        $ 9.19     $ 9.64    $10.24         $10.49    $ 10.15
                                                                              ======     ======    ======         ======    =======
Total Return (%)(c)............................................    [ ]        (1.58)     (2.33)      2.65           8.40       3.57

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)....................    [ ]        38,170      5,545     3,157          1,367      1,780
   Ratios to average net assets (%):
      Operating expenses, net(d)...............................    [ ]           .50        .50       .50            .50        .50
      Operating expenses, gross(d).............................    [ ]           .70        .70       .75            .75       1.01
      Net investment income(c).................................    [ ]          2.51       3.39      2.66           3.28       2.65

   Portfolio turnover rate (%).................................    [ ]         15.16      42.49     39.55         120.04     175.58

  * For the ten months ended October 31, 2000.
  ** For the period March 24, 1998  (commencement of sale) to December 31, 1998.
  (a) Average month-end shares outstanding were used for this calculation.
  (b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
  (c)    Periods less than one year are not annualized.
  (d)    The ratios for periods less than one year are annualized.

Balanced Strategy Fund--Class D Shares

                                                                          Fiscal
                                                                        Year Ended                           Year Ended
                                                                       October 31,                          December 31,
                                                                       -----------                          ------------
                                                               2003        2002        2001       2000*         1999        1998**
                                                               ----        ----        ----       -----         ----        ------
Net Asset Value, Beginning of Period.......................    [ ]           $ 9.08      $10.25     $ 10.77         $10.13   $ 10.22
                                                                             ------      ------     -------         ------   -------
Income From Operations
   Net investment income(a)(b).............................    [ ]              .16         .21         .17            .30      .24
   Net realized and unrealized gain (loss).................    [ ]            (.59)      (1.10)       (.09)            .84      .07.
                                                                              ---------  -------           -----       ----     ---
      Total income from operations.........................    [ ]            (.43)       (.89)        .08            1.14      .31
                                                                       --------                 ------- ---
                                                                              (.43)       (.89)                       1.14      .31
                                                                              ----------- ------           ---        -----     ---
Distributions
   From net investment income..............................    [ ]            (.18)       (.25)       (.28)          (.38)     (.37)
   From net realized gain..................................    [ ]            (.11)       (.03)       (.32)          (.12)     (.03)
   Total distributions.....................................    [ ]            (.29)       (.28)       (.60)          (.50)     (.40)
                                                                              ----------- ------           ----      ------    -----
Net Asset Value, End of Period.............................    [ ]          $  8.36      $ 9.08     $ 10.25         $10.77    $10.13
                                                                            =======      ======     =======         ======    ======
Total Return (%)(c)........................................    [ ]           (5.01)      (8.83)         .84          11.64      3.23

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)................    [ ]          121,077      38,381      17,296          9,075     4,953
   Ratios to average net assets (%):
      Operating expenses, net(d)...........................    [ ]              .50         .50         .50            .50       .50
      Operating expenses, gross(d).........................    [ ]              .70         .70         .75            .75       .86
      Net investment income(c).............................    [ ]             1.75        2.25        1.67           3.07      2.46

   Portfolio turnover rate (%).............................    [ ]            12.18       33.42       31.70          64.63     78.85

  * For the ten months ended October 31, 2000.
  ** For the period March 24, 1998  (commencement of sale) to December 31, 1998.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
  (c)    Periods less than one year are not annualized.
  (d)    The ratios for periods less than one year are annualized.

Aggressive Strategy Fund--Class D Shares

                                                                           Fiscal
                                                                         Year Ended                        Year Ended
                                                                        October 31,                       December 31,
                                                                        -----------                       ------------
                                                                 2003      2002       2001      2000*         1999        1998**
                                                                 ----      ----       ----      -----         ----        ------
Net Asset Value, Beginning of Period.............................[ ]      $.8.52     $10.41    $11.20           $9.95    $10.09
                                                                          - ----     ------    ------           -----    ------
Income From Operations
   Net investment income(a)(b)...................................[ ]          08        .10       .09             .15       .13
   Net realized and unrealized gain (loss).......................[ ]       (.79)      (1.81)    (.28)            1.57      (.05)
                                                                             --- ------------                     --- -----
      Total income from operations...............................[ ]       (.71)      (1.71)    (.19)            1.72       .08
                                                                          ------               ---------        ----
Distributions
   From net investment income....................................[ ]       (.10)      (.14)     (.22)           (.31)     (.21)
   From net realized gain........................................[ ]       (.17)      (.04)     (.38)           (.16)     (.01)
      Total distributions........................................[ ]....   (.27)      (.18)     (.60)           (.47)     (.22)
Net Asset Value, End of Period...................................[ ]......$.7.54     $ 8.52    $10.41          $11.20     $9.95
                                                                           =====     ======    ======          ======     =====
Total Return (%)(c)..............................................[ ]......(8.78)    (16.58)    (1.72)           17.69       .96

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)......................[ ]....  58,031     15,307    12,628           6,096     3,649
   Ratios to average net assets (%):
      Operating expenses, net(d).................................[ ]..........50        .50       .50             .50       .50
      Operating expenses, gross(d)...............................[ ]..........70        .70       .75             .75       .93
      Net investment income(c)...................................[ ]..........92       1.02       .81            1.48      1.35

   Portfolio turnover rate (%)...................................[ ].......11.73      13.12     40.57           71.44     93.08

  * For the ten months ended October 31, 2000.
  ** For the period March 24, 1998  (commencement of sale) to December 31, 1998.
  (a) Average month-end shares outstanding were used for this calculation.
  (b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
  (c)    Periods less than one year are not annualized.
  (d)    The ratios for periods less than one year are annualized.

Equity Aggressive Strategy Fund--Class D Shares

                                                                    Fiscal
                                                                  Year Ended                            Year Ended
                                                                 October 31,                           December 31,
                                                                 -----------                           ------------
                                                          2003       2002      2001        2000*           1999         1998**
                                                          ----       ----      ----        -----           ----         ------
Net Asset Value, Beginning of Period.......................[ ]      $.7.79     $10.33        $11.43           $9.81        $9.92
                                                                      -----     ------        ------           -----        -----
Income From Operations
   Net investment income(a)(b)***..........................[ ]          01.       --            --             .06          .01
   Net realized and unrealized gain (loss).................[ ]         (.94)     (2.32)         (.34)         2.01          .10
                                                                       -----  -- -------        -----         -----       -----
      Total income from operations.........................[ ]         (.93)   (2.32)           2.07          (.34)         .11
                                                                       -----  -- -------        ----          -----         -----

Distributions
   From net investment income..............................[ ]         (.02)    (.14)         (.15)           (.29)        (.17)
   From net realized gain..................................[ ]         (.14)    (.08)         (.61)           (.16)        (.05)
                                                                       -----  ----------       -----          -----        -----
      Total distributions..................................[ ]         (.16)        (.22)     (.76)            (.45)       (.22)
                                                                       -----    ----------     -----           -----       -----


Net Asset Value, End of Period.............................[ ]          $6.70       $ 7.79      $10.33          $11.43        $9.81
                                                                       =====       ======      ======          ======        =====
Total Return (%)(c)........................................[ ]        (12.34)      (22.91)      (2.90)           21.58         1.17

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)................[ ]        36,092       12,208      12,592           3,732        4,923
   Ratios to average net assets (%):
      Operating expenses, net(d)...........................[ ]        .50          .50         .50             .50          .50
      Operating expenses, gross(d).........................[.]        .70          .70         .75             .75          .89
      Net investment income(c).............................[.]        .20          .05         .01             .64          .01

   Portfolio turnover rate (%).............................[.]      29.86        47.86       58.41          76.20         73.95

  * For the ten months ended October 31, 2000.
  ** For the period March 24, 1998 (commencement of sale) to December 31, 1998. *** Less than $.01 per share for the periods ended October 31, 2001 and October 31, 2000. (a) Average month-end shares outstanding were used for this calculation.
  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
  (c)    Periods less than one year are not annualized.
  (d)    The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION


      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

      This section identifies the money managers for the Underlying Funds in which the Funds invest. A complete list of current money managers for the Funds can also be found at www.Russell.com.

                             Diversified Equity Fund

    Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345
                   Avenue of the Americas, New York, NY 10105.

      Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

   Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.


      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.

    Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO
                                     80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

          Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200,
                            Atlanta, GA 30326-3248.

    Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
                                     10019.

 Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100,
                               Berwyn, PA 19312.

                            Quantitative Equity Fund


         Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor,
                            Philadelphia, PA 19102.


   Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

    Franklin Portfolio Associates, LLC, Two International Place, 22nd Floor,
                             Boston, MA 02110-4104.


      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.


                               Special Growth Fund

    CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
                                Diego, CA 92101.

   David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

      Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.


         Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor,
                              New York, NY 10005.


      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.


         Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 600,
                            Santa Monica, CA 90401.


    Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
                                     10019.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.


                           Real Estate Securities Fund

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
                              Lane, MA 02210-2021.


   INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
                    One Lincoln Center, Suite 700, 5400 LBJ
                        Freeway - LB2, Dallas, TX 75240.


     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue,
                         41st Floor, Chicago IL 60611.

                          International Securities Fund


    Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345
                   Avenue of the Americas, New York, NY 10105.


     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
                                     10022.

      Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT
                                  06830-6378.

       Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500,
                             Los Angeles, CA 90025.

         Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor,
                            London EC2V 6EE England.

 Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
                           Wilmington, DE 19801-1165.

        Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660,
                              Bellevue, WA 98004.

    Oechsle International Advisors, LLC, One International Place, 23rd Floor,
                               Boston, MA 02110.

     The Boston Company Asset Management, LLC, One Boston Place, 14th Floor,
                             Boston, MA 02108-4402.

                              Emerging Markets Fund


    Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345
                   Avenue of the Americas, New York, NY 10105.

     Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor,
                              Cambridge MA 02138.


      Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose
                        Street, London EC2A 2NY England.

   Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.




     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD
                                     21202.

                              Diversified Bond Fund

    Lincoln Capital Fixed Income Management Company, 200 South Wacker Drive,
                         Suite 2100, Chicago, IL 60606.

   Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
                300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                             Multistrategy Bond Fund

      Delaware Management Company, a series of Delaware Management Business
             Trust, 2005 Market Street, Philadelphia, PA 19103-7094.

    Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street, Suite
                     1100, W. Conshohocken, PA 19428-2899.

   Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
                300, P.O. Box 6430, Newport Beach, CA 92658-6430.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                              Short Term Bond Fund



       Merganser Capital Management L.P., One Cambridge Center, Suite 402,
                           Cambridge, MA 02142-1611.

   Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
                300, P.O. Box 6430, Newport Beach, CA 92658-6430.

     STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
                            Barbara, CA 93101-2143.

      When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds. The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   Class D Shares:
   Conservative Strategy Fund
   Moderate Strategy Fund
   Balanced Strategy Fund
   Aggressive Strategy Fund
   Equity Aggressive Strategy Fund



                                    Distributor: Russell Fund Distributors, Inc.
[Russell Logo]          Frank Russell Investment Company's SEC File No. 811-3153
                                                                36-08-058 (0304)

                                                FRANK RUSSELL INVESTMENT COMPANY





LIFEPOINTS(R) FUNDS

PROSPECTUS
CLASS E AND S SHARES:
CONSERVATIVE STRATEGY FUND
MODERATE STRATEGY FUND
BALANCED STRATEGY FUND
AGGRESSIVE STRATEGY FUND
EQUITY AGGRESSIVE STRATEGY FUND


March 1, 2004






909 A STREET, TACOMA, WA    98402  o  800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                  [Russell Logo]

                                Table of Contents

Risk/Return Summary......................................................    1
   Investment Objective..................................................    1
   Principal Investment Strategies.......................................    1
   Principal Risks.......................................................    2
   Performance...........................................................    2
   Fees and Expenses.....................................................    8
The Purpose of the Funds-- Multi-Style, Multi-Manager Diversification....   12
Management of the Funds and Underlying Funds.............................   13
The Money Managers for the Underlying Funds..............................   15
Investment Objective and Principal Investment Strategies
   of the Underlying Funds...............................................   16
Risks....................................................................   27
Dividends and Distributions..............................................   31
Taxes....................................................................   32
How Net Asset Value is Determined........................................   32
Distribution and Shareholder Servicing Arrangements......................   33
How to Purchase Shares...................................................   33
Exchange Privilege.......................................................   34
How to Redeem Shares.....................................................   35
Payment of Redemption Proceeds...........................................   35
Other Things to Know About Share Transactions............................   35
Financial Highlights.....................................................   37
Money Manager Information................................................   47

                               RISK/RETURN SUMMARY

                              Investment Objective


     Each of the following Funds has a non-fundamental investment objective. This means that each Fund's investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.



    Conservative Strategy Fund              seeks to provide high current income and low long term capital appreciation.

    Moderate Strategy Fund                  seeks to provide high current income and moderate long term capital appreciation.

    Balanced Strategy Fund                  seeks to provide above average capital appreciation and a moderate level of current income.

    Aggressive Strategy Fund                seeks to provide high long term capital appreciation with low current income.

    Equity  Aggressive  Strategy  Fund      seeks to provide  high long term  capital appreciation.


                         Principal Investment Strategies

      Each of the Frank Russell Investment Company ("FRIC")  LifePoints Funds is

a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.

      Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests and the allocation of assets to the Underlying Funds are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.





                                                                         Conservative  Moderate    Balanced   Aggressive   Equity
                                                                          Strategy    Strategy    Strategy    Strategy   Aggressive
                                                                            Fund      Fund         Fund         Fund      Strategy
Underlying Fund                                                                                                             Fund
----------------                                                        ----------------------- --------- ----------  -----------
                                                                        ----------------------- --------- ----------  -----------
Diversified Equity Fund................................................       7%        11%       16%        23%          29%
Special Growth Fund....................................................    --            3%        4%         5%           6%
Quantitative Equity Fund...............................................       7%        11%       16%        23%          29%
International Securities Fund..........................................       3%        11%       16%        19%          24%
Diversified Bond Fund..................................................      22%        27%       20%       --           --
Short Term Bond Fund...................................................      58%        33%      --         --           --
Multistrategy Bond Fund................................................    --          --         20%        20%         --
Real Estate Securities Fund............................................       3%         4%        5%         6%           7%
Emerging Markets Fund..................................................    --          --          3%         4%           5%






         Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

Diversification

      Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                 Principal Risks

      You should consider the following factors before investing in a Fund:

     o An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

     o Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

     o The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

     o A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

     o The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

     o An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     o The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.


                                   Performance

      The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class E Shares varies over the life of each Fund. The return (both before and after tax) for Class S Shares offered by this Prospectus will differ from the Class E returns shown in the bar charts, depending upon the fees and expenses of that Class. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class E Shares are set forth below the bar charts.

      The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund's average annual returns for one year and since the beginning of operations of each Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are shown only for one class. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

      Returns for periods prior to the date that each Fund first issued its Class S Shares are those of the Fund's Class E Shares. Each Fund commenced operations of its Class S Shares on the following dates: Equity Aggressive Strategy and Balanced Strategy Funds-January 31, 2000; Aggressive Strategy Fund-February 1, 2000; Moderate Strategy Fund-February 2, 2000 and Conservative Strategy Fund-February 14, 2000.

      Past  performance,  both  before-tax  and  after-tax,  is no indication of future results. A more detailed description of how returns are calculated can be found in the Fund's Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                           Conservative Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class E




[Bar Chart]

1998     7.47%
1999     4.77%
2000     5.14%
2001     3.16%
2002     1.16%
2003     [_______]

Best Quarter:                     ___% (_Q/__)
Worst Quarter:                    (___%) (_Q/__)




  Average annual total returns                                                                                        Since
  for the periods ended December 31, 2003                                                        1 Year   5 Years     Inception*
  ---------------------------------------                                                        ------   ------      ----------

  Return Before Taxes, Class E...............................................................          %         %         %

  Return After Taxes on Distributions, Class E...............................................          %         %         %

  Return After Taxes on Distributions and Sale of Fund Shares, Class E.......................          %         %         %

  Return Before Taxes, Class S...............................................................          %         %         %

  Merrill Lynch 1-2.99 Year Treasury Index...................................................          %         %         %

  Lehman Brothers Aggregate Bond Index.......................................................          %         %         %


* Commenced operations by issuing Class E Shares on November 7, 1997.


                             Moderate Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class E




[Bar Chart]

1998     7.70%
1999     5.54%
2000     5.89%
2001     3.99%
2002     1.84%
2003     [_______]

Best Quarter:                     ___% (_Q/__)
Worst Quarter:                    (___%) (_Q/__)




  Average annual total returns                                                                                        Since
  for the periods ended December 31, 2003                                                        1 Year   5 Years     Inception*
  ---------------------------------------                                                        ------   ------      ----------

  Return Before Taxes, Class E...............................................................          %          %          %

  Return After Taxes on Distributions, Class E...............................................          %          %          %

  Return After Taxes on Distributions and Sale of Fund Shares, Class E.......................          %          %          %

  Return Before Taxes, Class S...............................................................          %          %          %

  Merrill Lynch 1-2.99 Year Treasury Index...................................................         %           %          %

  Lehman Brothers Aggregate Bond Index.......................................................         %           %          %

  Russell 1000(R)Index........................................................................          %           %         %


* Commenced operations by issuing Class E Shares on October 2, 1997.

                             Balanced Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class E




[Bar Chart]

1998     11.66%
1999     11.80%
2000     0.36%
2001     -4.06%
2002     -7.44
2003     [_______]

Best Quarter:                              ___% (_Q/__)
Worst Quarter:                            (___%) (_Q/__)



  Average annual total returns                                                                                         Since
  for the periods ended December 31, 2003                                                     1 Year      5 Years    Inception*
  ---------------------------------------                                                     ------      -------    ----------

  Return Before Taxes, Class E............................................................           %           %           %

  Return After Taxes on Distributions, Class E............................................           %           %           %

  Return After Taxes on Distributions and Sale of Fund Shares, Class E....................           %           %           %

  Return Before Taxes, Class S............................................................           %           %           %

  Lehman Brothers Aggregate Bond Index....................................................          %            %           %

  Russell 1000(R)Index.....................................................................           %            %          %

  MSCI EAFE Index.........................................................................           %            %           v




* Commenced operations by issuing Class E Shares on September 16, 1997.

                            Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class E





[Bar Chart]

1998     11.69%
1999     17.95%
2000     -3.86%
2001     -8.32%
2002     13.84%
2003     [_______]
Best Quarter:                    ___% (_Q/__)
Worst Quarter:                   (___%) (_Q/__)




 Average annual total returns                                                                                       Since
  for the periods ended December 31, 2003                                                  1 Year       5 Years    Inception*
  ---------------------------------------                                                  ------       -------    ----------

  Return Before Taxes, Class E.........................................................            %           %            %

  Return After Taxes on Distributions, Class E.........................................            %            %           %

  Return After Taxes on Distributions and Sale of Fund Shares, Class E.................            %            %           %

  Return Before Taxes, Class S.........................................................            %           %           %

  Russell 1000(R)Index..................................................................            %            %          %

  MSCI EAFE Index......................................................................            %            %           %

  Lehman Brothers Aggregate Bond Index.................................................           %            %           %



* Commenced operations by issuing Class E Shares on September 16, 1997.

                         Equity Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class E




[Bar Chart]

1998     13.75%
1999     21.96%
2000     -6.83%
2001     -12.23%
2002     -19.01%
2003     [_______]
Best Quarter:                    ___% (_Q/__)
Worst Quarter:                   (___%) (_Q/__)





  Average annual total returns                                                                                        Since
  for the periods ended December 31, 2003                                                        1 Year   5 Years     Inception*
  ---------------------------------------                                                        ------   ------      ----------


  Return Before Taxes, Class E............................................................           %           %          %

  Return After Taxes on Distributions, Class E............................................           %           %          %

  Return After Taxes on Distributions and Sale of Fund Shares, Class E....................           %           %          %

  Return Before Taxes, Class S............................................................           %           %          %

  Russell 1000(R)Index.....................................................................           %           %         %

  MSCI EAFE Index.........................................................................           %           %          %




* Commenced operations by issuing Class E Shares on September 30, 1997.

                                                           Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                              Maximum Sales
                                                                Maximum Sales Charge (Load)
                                                                Charge (Load)  Imposed on     Maximum     Redemption  Exchange
                                                                 Imposed on    Reinvested  Deferred Sales   Fees       Fees
                                                                 Purchases     Dividends   Charge (Load)
All Funds, Classes E and S.....................................      None          None          None        None       None



                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)



                                                Advisory Other Expenses     Total Gross      Fee Waivers and      Total Net
                                                  Fee     (reflecting       Annual Fund        Expense          Annual Fund
                                                          Shareholder        Operating       Reimbursements#     Operating
                                                        Servicing Fees)       Expenses                           Expenses*
Class E Shares**
   Conservative Strategy Fund................... 0.20 %           %                %               %                  %
   Moderate Strategy Fund....................... 0.20 %           %                %               %                  %
   Balanced Strategy Fund....................... 0.20 %           %                %               %                  %
   Aggressive Strategy Fund..................... 0.20 %           %                %               %                  %
   Equity Aggressive Strategy Fund.............. 0.20 %           %                %               %                  %

Class S Shares
   Conservative Strategy Fund................... 0.20 %           %                %               %                  %
   Moderate Strategy Fund....................... 0.20 %           %                %               %                  %
   Balanced Strategy Fund....................... 0.20 %           %                %               %                  %
   Aggressive Strategy Fund..................... 0.20 %           %                %               %                  %
   Equity Aggressive Strategy Fund.............. 0.20 %           %                %               %                  %



* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares. *** Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2004.

# [FRIMCo has contractually agreed to waive, at least through _____________________, 2005, its 0.20% advisory fee for each Fund. Certain
     Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.]

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.


Direct Expenses

      Direct   operating   expenses   include  those  arising  from  accounting,
administrative, custody, auditing, legal and transfer agent services. The foregoing direct operating expenses are borne either by the Underlying Funds in which a Fund invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2005 and may be renewed thereafter.


      Direct operating expenses also include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2005), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.


Indirect Expenses


      Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2003).

      As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.

                                                  Total Net
Underlying Fund (Class S Shares)                  Operating
                                                  Expense
                                                  Ratios
Diversified Equity Fund...........................        %
Special Growth Fund...............................        %
Quantitative Equity Fund..........................        %
International Securities Fund.....................        %
Diversified Bond Fund.............................        %
Short Term Bond Fund..............................        %
Multistrategy Bond Fund...........................        %
Real Estate Securities Fund.......................        %
Emerging Markets Fund.............................        %

      The Total Net Operating Expense Ratios for certain of the Underlying Funds are net of fee waivers. For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until _________________, 2005, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed _____% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

      Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:

                                                          Class E   Class S
Conservative Strategy Fund................................   %             %
Moderate Strategy Fund....................................   %             %
Balanced Strategy Fund....................................   %             %
Aggressive Strategy Fund..................................   %             %
Equity Aggressive Strategy Fund...........................   %             %

      Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2003. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.


Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through _______________, 2005. The calculation of costs for the one year period does take into account such waivers.


      Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                       1 Year     3 Years     5 Years   10 Years

                                       ------     -------     -------   --------
Class E Shares:
   Conservative Strategy Fund.........$          $            $         $
   Moderate Strategy Fund.............
   Balanced Strategy Fund.............
   Aggressive Strategy Fund...........
   Equity Aggressive Strategy Fund....

Class S Shares:
   Conservative Strategy Fund.........$          $            $         $
   Moderate Strategy Fund.............
   Balanced Strategy Fund.............
   Aggressive Strategy Fund...........
   Equity Aggressive Strategy Fund....

       The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:



      [Pie Chart]
      Conservative Strategy Fund
      Diversified Equity 7%
      Quantitative Equity 7%
      International Securities 3%
      Diversified Bond 22%
      Short Term Bond 58%
      Real Estate Securities 3%

      [Pie Chart]
      Moderate Strategy
      Short Term Bond 33%
      Diversified Equity 11%
      Special Growth 3%
      Quantitative Equity 11%
      International Securities 11%
      Real Estate Securities 4%
      Diversified Bond 27%

      [Pie Chart] Balanced Strategy Fund Real Estate Securities 5% Diversified Equity 16% Quantitative Equity 16% Special Growth 4% International Securities 16% Emerging Markets 3% Diversified Bond 20% Multistrategy Bond 20%

      [Pie Chart] Aggressive Strategy Fund Diversified Equity 23% Quantitative Equity 23% Special Growth 5% International Securities 19% Emerging Markets 4% Multistrategy Bond 20% Real Estate Securities 6%

      [Pie Chart]
      Equity Aggressive Strategy Fund
      International Securities 24%
      Emerging Markets 5%
      Real Estate Securities 7%
      Diversified Equity 29%
      Quantitative Equity 29%
      Special Growth 6%

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

      Three functions form the core of Russell's consulting services:

     o Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     o Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     o Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

      Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.





                MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS

      The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2003, managed over $______________ billion in 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


      Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

      Each Fund and Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' and Underlying Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers as more fully described below. Each of the Underlying Fund's money managers makes investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

         FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and Underlying Funds. FRIMCo develops the investment programs for each Fund and Underlying Fund, selects, subject to approval of the Underlying Funds' Board, money managers for the Underlying Funds, allocates Underlying Fund assets among the money managers, oversees the money managers and evaluates their results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manger to another.

      Ernest Ankrim, Randal Burge and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages.


      FRIMCo's officers and employees who manage the Underlying Funds and oversee the money managers of the Underlying Funds are:


     o Thomas F. Hanly, Chief Investment Officer of Russell and FRIMCo since January 2004. From 1999 to 2003, Mr. Hanly was Chief Financial Officer of Russell. From 1997 to 1999, Mr. Hanly served as a Director of Frank Russell Capital.

     o Randall P. Lert, who has been Chief Portfolio Strategist of FRIMCo since January 2004. From 1989 to 2003, Mr. Lert was Chief Investment Officer of FRIMCo.

     o Ernest Ankrim, Ph.D., Chief Investment Strategist since January 2003. Dr. Ankrim was Director, Portfolio Strategy for FRIMCo from January 2001 to December 2002. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

     o Randal C. Burge, Director, Global Equity since January 2003. Mr. Burge was Director, Portfolio Management from December 2001 to December 2002. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

     o Jean Carter, Managing Director, Strategic Investment Resources since January 2003. Ms. Carter was Director, North American IMG from December 2001 to December 2002. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

     o James Duberly, Director of Global Fixed Income of FRIMCo since 2002. From 1998 to 2002, Mr. Duberly was a Portfolio Manager with Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1998, Mr. Duberly was a Senior Portfolio Manager with the Bank for International Settlements based in Basel, Switzerland.

     o Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     o Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

     o Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

     o Paul R. Greenwood, Director of US Equity for FRIMCo since 2002. From 1993 to 2002, Mr. Greenwood was a Senior Research Analyst for Russell.

     o Robert E. Hall, who has been a Portfolio Manager of FRIMCo since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo.

     o Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for Russell.

     o James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' cash reserves and arranges brokerage execution of certain money manager portfolio decisions on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     o James A. Jornlin, who has been a Portfolio Manager of FRIMCo since July 1996.

     o Noel Lamb, Director and North American Chief Investment Officer of FRIMCo since January 2003. From 1997 to 2002, Mr. Lamb was Director of Portfolio Management of Frank Russell Company Limited, an affiliate of FRIMCo.

     o Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for Russell from 1995 to 1997 and a Senior Research Analyst for Russell from 1997 to 2000.

     o Michael R. Ruff, who has been a Portfolio Manager of FRIMCo since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst for Russell. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst with Russell.

     o Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for Russell. From 1995 to 1999, Mr. Skatrud was
          Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

     o Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

      The   following   lists  the  officers  and  employees  who  have  primary
responsibility for the management of the FRIC Funds:

     o Jeffrey Hussey and Michael Ruff have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.

       o Michael Ruff and Jeff Hussey have primary responsibility for the management of the Short Term Bond and Tax Exempt Bond Funds.

     o Dennis Trittin and Ron Dugan have primary responsibility for the management of the Equity I and Diversified Equity Funds.

     o Erik Ogard and Dennis Trittin have primary responsibility for the management of the Equity II, Special Growth and Select Growth Funds.

     o Ron Dugan and Dennis Trittin have primary responsibility for the management of the Equity Q, Quantitative Equity and Select Value Funds.

     o Steve Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap Fund.

     o Steve Skatrud and Erik Ogard have primary responsibility for the management of the Tax-Managed Mid & Small Cap Fund.

     o Robert Hall and James Jornlin have primary responsibility for the management of the Emerging Markets Fund.

     o James Jornlin and Ann Duncan have primary responsibility for the management of the International and International Securities Funds.

     o Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

      o Ron Dugan and Michael Ruff have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     o Stephen Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


      In the last fiscal year, the Funds did not pay FRIMCo any advisory or administrative fees. However, the Funds bore indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.


      In the last fiscal year, the aggregate annual rate of the advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Diversified Equity Fund _____%, Special Growth Fund _____%, Quantitative Equity Fund _____%, International Securities Fund _____%, Diversified Bond Fund _____%, Short Term Bond Fund _____%, Multistrategy Bond Fund _____%, Real Estate Securities Fund _____% and Emerging Markets Fund _____%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.



                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

      Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

      Each money manager has complete discretion to select portfolio  securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                  INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

      The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


     Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund's investment objective may be changed by the Board of Trustees of an Underlying Fund without shareholder approval.

DIVERSIFIED EQUITY FUND
-----------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long term capital growth.


      Principal
      Investment Strategies
               The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear o to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND
-------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long-term capital growth.

      Principal
      Investment Strategies
               The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $3.1 billion to $117 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND
------------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long term capital growth.

      Principal
      Investment Strategies
               The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long term capital growth.

      Principal  Investment
      Strategies
               The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies.


               To a limited extent, the Fund may also invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.

               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that o appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

DIVERSIFIED BOND FUND
---------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide current income and the preservation of capital.


      Principal Investment
      Strategies
               The Diversified Bond Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [___] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide current income and preservation of capital with a focus on short duration securities.


Principal Investment
Strategies
               The Short Term Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was [___] years as of December 31, 2003, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.



MULTISTRATEGY BOND FUND
-----------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide current income and capital appreciation.


      Principal Investment
      Strategies
               The Multistrategy Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [___] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND
---------------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide current income and long term capital growth.


      Principal  Investment
      Strategies
               The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments primarily in equity securities of issuers whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
---------------------


      Non-Fundamental
      Investment Objective
               Seeks to provide long term capital growth.


      Principal  Investment
      Strategies
               The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.


               The Fund invests in common stocks of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.



        Risk Associated With                                 Description                                 Relevant Fund

Multi-Manager Approach                   The investment styles employed by a Fund's money        All Funds
                                         managers may not be complementary. The interplay
                                         of the various strategies employed by a Fund's          (All Underlying Funds)
                                         multiple money managers may result in a Fund
                                         holding a concentration of certain types of
                                         securities. This concentration may be beneficial
                                         or detrimental to a Fund's performance depending
                                         upon the performance of those securities and the
                                         overall economic environment. The multi-manager
                                         approach could result in a high level of portfolio
                                         turnover, resulting in higher Fund brokerage
                                         expenses and increased tax liability from a Fund's
                                         realization of capital gains.

Equity Securities                        The value of equity securities will rise and fall      Equity Aggressive Strategy
                                         in response to the activities of the company that      Aggressive Strategy
                                         issued the stock, general market conditions and/       Balanced Strategy
                                         or economic conditions.                                Moderate Strategy

                                                                                                (Underlying Funds:
                                                                                                Diversified Equity
                                                                                                Special Growth
                                                                                                Quantitative Equity
                                                                                                International Securities
                                                                                                Real Estate Securities
                                                                                                Emerging Markets)

      o   Value Stocks                    Investments in value stocks are subject to risks       Equity Aggressive Strategy
                                          that (i) their intrinsic values may never be           Aggressive Strategy
                                          realized by the market or (ii) such stock may turn     Balanced Strategy
                                          out not to have been undervalued.                      Moderate Strategy

                                                                                                (Underlying Funds:
                                                                                                Diversified Equity
                                                                                                Special Growth
                                                                                                International Securities)

      o   Growth Stocks                  Growth company stocks may provide minimal              Equity Aggressive Strategy
                                         Dividends which could otherwise cushion stock          Aggressive Strategy
                                         Prices in a market decline. The value of growth        Balanced Strategy
                                         Company stocks may rise and fall significantly         Moderate Strategy
                                         based, in part, on investors' perceptions of the
                                         company, rather than on fundamental analysis of        (Underlying Funds:
                                         the stocks.                                            Diversified Equity
                                                                                                Special Growth
                                                                                                International Securities)






        Risk Associated With                                 Description                                 Relevant Fund

      o   Market-Oriented Investments     Market-oriented investments are generally subject      Equity Aggressive Strategy
                                          to the risks associated with growth and value          Aggressive Strategy
                                          stocks.                                                Balanced Strategy
                                                                                                 Moderate Strategy

                                                                                                 (Underlying Funds:
                                                                                                 Diversified Equity
                                                                                                 Special Growth
                                                                                                 Quantitative Equity
                                                                                                 International Securities)

      o   Securities of Small            Investments in smaller companies may involve            Equity Aggressive Strategy
         Capitalization Companies        greater risks because these companies generally         Aggressive Strategy
                                         have a limited track record. Smaller companies          Balanced Strategy
                                         often have narrower markets and more limited            Moderate Strategy
                                         managerial and financial resources than larger,
                                         more established companies. As a result, their          (Underlying Fund:
                                         performance can be more volatile, which may             Special Growth)
                                         increase the volatility of a Fund's portfolio.

Fixed-Income Securities                  Prices of fixed-income securities rise and fall in      Balanced Strategy
                                         response to interest rate changes. Generally, when      Moderate Strategy
                                         interest rates rise, prices of fixed-income             Conservative Strategy
                                         securities fall. The longer the duration of the         Underlying Funds:
                                         security, the more sensitive the security is to         Diversified Bond
                                         this risk. A 1% increase in interest rates would        Multistrategy Bond
                                         reduce the value of a $100 note by approximately        Short Term Bond)
                                         one dollar if it had a one-year duration. There is
                                         also a risk that fixed income securities will be
                                         downgraded in credit rating or go into default.
                                         Lower-rated bonds, and bonds with larger final
                                         maturities, generally have higher credit risks.

      o   Non-Investment Grade           Although lower rated debt securities generally          Aggressive Strategy
         Fixed-Income Securities         offer a higher yield than higher rated debt             Balanced Strategy
                                         securities, they involve higher risks. They are
                                         especially subject to:                                  (Underlying Funds:
                                                                                                 Multistrategy Bond
                                               o   Adverse changes in general economic           Short Term Bond)
                                                  conditions and in the industries in which
                                                  their issuers are engaged,

                                               o   Changes in the financial condition of
                                                  their issuers and

                                               o   Price fluctuations in response to
                                                  changes in interest rates.

                                         As a result, issuers of lower rated debt
                                         securities are more likely than other issuers to
                                         miss principal and interest payments or to default
                                         which could result in a loss to a Fund.






        Risk Associated With                                 Description                                 Relevant Fund

International Securities                 A Fund's return and net asset value may be             Equity Aggressive Strategy
                                         significantly affected by political or economic        Aggressive Strategy
                                         conditions and regulatory requirements in a            Balanced Strategy
                                         particular country. Non-US markets, economies and
                                         political systems may be less stable than US           (Underlying Funds:
                                         markets, and changes in exchange rates of foreign      Diversified Bond
                                         currencies can affect the value of a Fund's            International Securities
                                         foreign assets. Non-US laws and accounting             Multistrategy Bond
                                         standards typically are not as strict as they are      Emerging Markets
                                         in the US and there may be less public information     Short Term Bond)
                                         available about foreign companies. Non-US
                                         securities markets may be less liquid and have
                                         fewer transactions than US securities markets.
                                         Additionally, international markets may experience
                                         delays and disruptions in securities settlement
                                         procedures for a Fund's portfolio securities.

      o   Non-US Debt Securities         A Fund's non-US debt securities are typically          Aggressive Strategy
                                         obligations of sovereign governments and               Balanced Strategy
                                         corporations. To the extent that a Fund invests a
                                         significant portion of its assets in a                 (Underlying Funds:
                                         concentrated geographic area like Eastern Europe       Diversified Bond
                                         or Asia, the Fund will generally have more             Multistrategy Bond
                                         exposure to regional economic risks associated         Short Term Bond)
                                         with foreign investments.

      o   Emerging Market Countries      Investments in emerging or developing markets           (Underlying Funds:
                                         involve exposure to economic structures that are        Diversified Bond
                                         generally less diverse and mature, and to               Emerging Markets
                                         political systems which have less stability than        Short Term Bond
                                         those of more developed countries. These                Multistrategy Bond
                                         securities are particularly subject to a risk of        International Securities)
                                         default from political instability. Emerging
                                         market securities are subject to currency transfer
                                         restrictions and may experience delays and
                                         disruptions in securities settlement procedures
                                         for a Fund's portfolio securities. The volatility
                                         of emerging markets can be significantly higher
                                         than other equity asset classes.

      o  Instruments of Foreign Banks
         and Branches and Foreign
         Corporations,  Including Yankee
         Bonds

                                         US and Non-US  corporations  and banks  issuing         Balanced Strategy
                                         dollar  denominated  instruments in the US are not      Moderate Strategy
                                         necessarily subject to the same regulatory              Conservative Strategy
                                         requirements that apply to US corporations and
                                         (banks, such as accounting, auditing and                (Underlying Funds:
                                         recordkeeping standards, the public availability        Diversified Bond
                                         of information and, for banks, reserve                  Nultistrategy Bond
                                         requirements, loan limitations and examinations.        Short Term Bond)
                                         This adds to the analytical complexity of these
                                         securities, and may increase the possibility that
                                         a non-US corporation or bank may become insolvent
                                         or otherwise unable to fulfill its obligations on
                                         these instruments.






        Risk Associated With                                 Description                                 Relevant Fund

Derivatives (e.g. Futures Contracts,     If a Fund incorrectly forecasts interest rates in       Balanced Strategy
Options on Futures, Interest Rate        using derivatives, the Fund could lose money.           Moderate Strategy
Swaps)                                   Price movements of a futures contract, option or        Conservative Strategy
                                         structured note may not be identical to price
                                         movements of portfolio securities or a securities       (Underlying Funds:
                                         index resulting in the risk that, when a Fund buys      Diversified Bond
                                         a futures contract or option as a hedge, the hedge      Multistrategy Bond
                                         may not be completely effective. Furthermore,           Short Term Bond)
                                         regulatory requirements for the Funds to set aside
                                         assets to meet their obligations with respect to
                                         derivatives may result in a Fund being unable to
                                         purchase or sell securities when it would
                                         otherwise be favorable to do so, or in a Fund
                                         needing to sell securities at a disadvantageous
                                         time. A Fund may also be unable to close out its
                                         derivatives positions when desired.

Real Estate Securities                   Just as real estate values go up and down, the          Underlying Fund:
                                         value of the securities of companies involved in        Real Estate Securities)
                                         the industry, and in which a Fund invests, also
                                         fluctuates. A Fund that invests in real estate
                                         securities is also subject to the risks associated
                                         with direct ownership of real estate. Additional
                                         risks include declines in the value of real
                                         estate, changes in general and local economic
                                         conditions, increases in property taxes and
                                         changes in tax laws and interest rates. The value
                                         of securities of companies that service the real
                                         estate industry may also be affected by such risks.

      o   REITs                          REITs may be affected by changes in the value of        (Underlying Fund:
                                         the underlying properties owned by the REITs and        Real Estate Securities)
                                         by the quality of tenants' credit. Moreover, the
                                         underlying portfolios of REITs may not be
                                         diversified, and therefore subject to the risk of
                                         investing in a limited number of properties. REITs
                                         are also dependent upon management skills and are
                                         subject to heavy cash flow dependency, defaults by
                                         tenants, self-liquidation and the possibility of
                                         failing either to qualify for tax-free pass
                                         through of income under federal tax laws or to
                                         maintain their exemption from certain federal
                                         securities laws.

Municipal Obligations                    Municipal obligations are affected by economic,        Balanced Strategy
                                         business or political developments. These              Moderate Strategy
                                         securities may be subject to provisions of             Conservative Strategy
                                         litigation, bankruptcy and other laws affecting
                                         the rights and remedies of creditors, or may            (Underlying Funds:
                                         become subject to future laws extending the time       Diversified Bond
                                         for payment of principal and/or interest, or           Multistrategy Bond
                                         limiting the rights of municipalities to levy          Short Term Bond)
                                         taxes.






        Risk Associated With                                 Description                                 Relevant Fund

Repurchase Agreements                    Under a repurchase agreement, a bank or broker          (Underlying Funds:
                                         sells securities to a Fund and agrees to                Diversified Bond
                                         repurchase them at the Fund's cost plus interest.      Short Term Bond
                                         If the value of the securities declines and the        Multistrategy Bond)
                                         bank or broker defaults on its repurchase
                                         obligation, a Fund could incur a loss.


Exposing Cash Reserves to                By exposing its cash reserves to the performance        All Funds
Appropriate Markets                      of appropriate markets by purchasing equity or
                                         fixed income securities and/or derivatives, a           (All Underlying Funds)
                                         Fund's performance tends to correlate more closely
                                         to the performance of that market as a whole.
                                         However, the market performance of these
                                         instruments may not correlate precisely to the
                                         performance of the corresponding market. This
                                         approach increases a Fund's performance if the
                                         particular market rises and reduces a Fund's
                                         performance if the particular market declines.


Securities Lending                       If a borrower of a Fund's securities fails              (All Underlying Funds)
                                         financially, the Fund's recovery of the loaned
                                         securities may be delayed or the Fund may lose its
                                         rights to the collateral which could result in a
                                         loss to a Fund.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

      In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


      If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains and, in many cases, distributions from non-U.S. corporations.


      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


      If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction.


      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

      The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities


      Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Market quotations for non-US securities may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board, occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


      Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

      The Funds offer multiple Classes of Shares in this Prospectus: Class E Shares and Class S Shares.

      Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

      Class S Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.


      The Funds or FRIMCo each may pay Financial Intermediaries for administrative services provided by those Financial Intermediaries. FRIMCo may also pay Financial Intermediaries for distribution and/or other services. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' Distributor with respect to Class E Shares of the Funds.


                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

      For Class E and Class S Shares, there is a $2,500 required minimum investment for each account in each Fund. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.



      Each Fund reserves the right to reject any purchase order for any reason. You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


      All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

      Frequent Trading: The Funds do not knowingly permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if a Fund is able to determine that you are engaging in this type of activity a Fund may at its sole discretion suspend or terminate your trading privileges. The Funds will use reasonable efforts to detect market timers, but may not be able to detect market timing in all types of accounts, such as accounts held through Financial Intermediaries. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.


Offering Dates and Times


      Orders must be received by a Fund or any authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.


      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

         An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.


Systematic Exchange Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.


         A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.


                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

Redemption Dates and Times

      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

      You may  discontinue  the  systematic  withdrawal  program,  or change the
amount  and  timing  of  withdrawal   payments  by  contacting   your  Financial
Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

      Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

      The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

      o    The Fund name and account number

      o    Details related to the transaction including type and amount

      o    Signatures of all owners exactly as registered on the account

      o    Any supporting legal documentation that may be required


Responsibility for Fraud

      Neither the Funds nor their transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption In-Kind

      A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS


      The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by [_________], whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

      The  information  in  the  following   tables   represents  the  Financial
Highlights for the Funds' Class E and S Shares, respectively, for the periods shown.


Conservative Strategy Fund--Class E Shares



                                                                  Fiscal
                                                                Year Ended                          Year Ended
                                                               October 31,                         December 31,
                                                               -----------                         ------------
                                                        2003       2002       2001     2000*      1999       1998
                                                        ----       ----       ----     -----      ----       ----
Net Asset Value, Beginning of Period.................    [ ]        $ 10.13   $ 10.19    $10.14     $10.24     $9.88
                                                                    -------   -------    ------     ------     -----

Income From Operations
   Net investment income(b)..........................    [ ]            .36       .49       .34        .49       .46
   Net realized and unrealized gain (loss)...........    [ ]          (.18)     (.07)       .10        .06       .29
                                                                      ----      ---- -----------       -----  ------
      Total income from operations...................    [ ]           .18       .42       .44         .55       .75
                                                                     ------       --------------          -----  ---

Distributions
   From net investment income........................    [ ]          (.36)     (.48)     (.39)      (.60)     (.39)
   From net realized gain............................    [ ]          (.01)       --        --       (.05)       --
                                                                      ----       -------   ----      -------   ----
      Total distributions............................    [ ]          (.37)       (.48)     (.39)    (.65)     (.39)
                                                                    ----         -------    ----     ----     -----
Net Asset Value, End of Period.......................    [ ]         $ 9.94   $ 10.13    $10.19     $10.14    $10.24
                                                                  =========   =======    ======     ======    ======
Total Return (%)(c)..................................    [ ]           1.79      4.21      4.44       5.54      7.70

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..........    [ ]         35,385    24,070    14,076     16,875     4,411
   Ratios to average net assets (%):
      Operating expenses, net(d).....................    [ ]            .25      .25        .25        .25       .25
      Operating expenses, gross(d)(e)................    [ ]            .45      .45        .50        .50      2.50
      Net investment income (c)......................    [ ]           3.54      4.83      3.40       4.76      4.41


   Portfolio turnover rate (%).......................    [ ]          35.08     54.86     53.89     125.01    169.79



   * For the ten months ended October 31, 2000.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.

Conservative Strategy Fund--Class S Shares



                                                                                       Fiscal
                                                                                     Year Ended
                                                                                    October 31,
                                                                                    -----------
                                                                             2003       2002      2001       2000*
                                                                             ----       ----      ----       -----
Net Asset Value, Beginning of Period......................................    [ ]       $ 10.16     $10.21    $ 10.09
                                                                                        -------     ------    -------

Income From Operations
   Net investment income(a)(b)............................................    [ ]           .38        .55        .37
   Net realized and unrealized gain (loss)................................    [ ]         (.18)      (.10)        .14
                                                                                     ---------------------------- ---
      Total income from operations........................................    [ ]           .20        .45        .51
                                                                                     ------ ---------- ---------- ---

Distributions
   From net investment income.............................................    [ ]         (.38)      (.50)      (.39)
   From net realized gain.................................................    [ ]         (.01)         --         --
                                                                                     --------------------------------
      Total distributions.................................................    [ ]         (.39)      (.50)      (.39)
                                                                                     --------------------------------
Net Asset Value, End of Period............................................    [ ]        $ 9.97     $10.16     $10.21
                                                                                         ======     ======     ======
Total Return (%)(c).......................................................    [ ]          2.02       4.52       5.17

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...............................    [ ]        24,953     11,429      2,643
   Ratios to average net assets (%):
      Operating Expenses, net(d)..........................................    [ ]           .00        .00        .00
      Operating Expenses, gross(d)........................................    [ ]           .20        .20        .25
      Net investment income(c)............................................    [ ]          3.79       5.49       3.71

   Portfolio turnover rate (%)............................................    [ ]         35.08      54.86      53.89



   * For the period February 14, 2000 (commencement of sale) to October 31, 2000. (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.

Moderate Strategy Fund--Class E Shares

                                                           Fiscal
                                                            Year Ended                          Year Ended
                                                           October 31,                         December 31,
                                                           -----------                         ------------
                                                    2003       2002      2001      2000*      1999       1998
                                                    ----       ----      ----      -----      ----       ----
Net Asset Value, Beginning of Period.............    [ ]        $ 9.59     $10.20   $ 10.46    $ 10.15     $9.61
                                                                ------     ------   -------    -------     -----

Income From Operations
   Net investment income(b)......................    [ ]           .27        .36       .28        .40       .39
   Net realized and unrealized gain (loss)***....    [ ]         (.38)      (.58)        --        .46       .57
                                                     ---        -----      ---------- ------       -----     ---
      Total income from operations...............    [ ]         (.11)      (.22)       .28        .86       .96
                                                                 -----      -------- -------       -----     ---
Distributions
   From net investment income....................    [ ]         (.27)      (.37)     (.34)      (.46)     (.41)
   From net realized gain........................    [ ]         (.05)      (.02)     (.20)      (.09)     (.01)
                                                                 -----    -------    ------      -----     -----

      Total distributions........................    [ ]         (.32)      (.39)     (.54)      (.55)     (.42)
                                                                 -----      -----     -------    ------    -----


Net Asset Value, End of Period...................    [ ]        $ 9.16     $ 9.59   $ 10.20     $10.46    $10.15
                                                                ======     ======   =======     ======    ======
Total Return (%)(c)..............................    [ ]        (1.22)     (2.19)      2.81       8.65     10.19

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)......    [ ]        66,462     57,885    49,818     45,350    18,573
   Ratios to average net assets (%):
      Operating Expenses, net(d).................    [ ]           .25        .25       .25        .25       .25
      Operating Expenses, gross(d)(e)............    [ ]           .45        .45       .50        .50       .94
      Net investment income(c)...................    [ ]          2.84       3.60      2.77       3.87      3.71

   Portfolio turnover rate (%)...................    [ ]         15.16      42.49     39.55     120.04    175.58



   * For the ten months ended October 31, 2000. *** Less than $.01 per share for the period ended October 31,2000.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.

Moderate Strategy Fund--Class S Shares

                                                                                   Fiscal
                                                                                 Year Ended
                                                                                 October 31,
                                                                                 -----------
                                                                          2003      2002       2001      2000*
                                                                          ----      ----       ----      -----
Net Asset Value, Beginning of Period...................................   [ ]         $ 9.61    $10.21    $ 10.27
                                                                                      ------    ------    -------

Income From Operations
   Net investment income(a)(b).........................................   [ ]            .28       .39        .29
   Net realized and unrealized gain (loss).............................   [ ]           (.38)     (.58)        .19

      Total income from operations.....................................   [ ]           (.10)     (.19)        .48
                                                                                 ----  ------    ------------ ---

Distributions
   From net investment income..........................................   [ ]          (.29)     (.39)      (.34)
   From net realized gain..............................................   [ ]          (.05)     (.02)      (.20)
                                                                                 ----- -------------------- -----
      Total distributions..............................................   [ ]          (.34)     (.41)      (.54)
                                                                                 ----- --------------------------
Net Asset Value, End of Period.........................................   [ ]          $9.17     $9.61    $ 10.21
                                                                                       =====     =====    =======
Total Return (%)(c)....................................................   [ ]         (1.08)    (1.87)       4.09

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)............................   [ ]         45,579    24,078      7,584
   Ratios to average net assets (%):
      Operating expenses, net(d).......................................   [ ]            .00       .00        .00
      Operating expenses, gross(d).....................................   [ ]            .20       .20        .25
      Net investment income(c).........................................   [ ]           2.97      3.97       3.12

   Portfolio turnover rate (%).........................................   [ ]          15.16     42.49      39.55

   * For the period February 1, 2000 (commencement of sale) to October 31, 2000.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.

Balanced Strategy Fund--Class E Shares

                                                        Fiscal
                                                      Year Ended                      Fiscal Year Ended
                                                     October 31,                         December 31,
                                                     -----------                         ------------
                                              2003       2002      2001      2000*      1999       1998
                                              ----       ----      ----      -----      ----       ----
Net Asset Value, Beginning of Period.......  [  ]        $  9.06     $10.22   $ 10.74    $ 10.12   $  9.46
                                                         -------     ------   -------    -------   -------

Income From Operations
   Net investment income(b)................  [  ]             .19        .24       .21        .30       .31
   Net realized and unrealized gain (loss).  [  ]            (.60)     (1.11)     (.11)        .86       .78
                                                           --------- -------    -----        ---       ---
      Total income from operations.........  [  ]            (.41)      (.87)       .10       1.16      1.09
                                                           -----------------      ---       ----      ----

Distributions
   From net investment income..............  [  ]               (.19)      (.26)     (.30)      (.42)     (.40)
   From net realized gain..................  [  ]               (.11)      (.03)     (.32)      (.12)     (.03)
                                                           -----------------    -----      -----     -----
      Total distributions..................  [  ]               (.30)      (.29)     (.62)      (.54)     (.43)
                                                           -----------------    -----      -----     -----
Net Asset Value, End of Period.............  [  ]             $  8.35     $ 9.06   $ 10.22    $ 10.74   $ 10.12
                                                         =======     ======   =======    =======   =======
Total Return (%)(c)                                       (4.73)     (8.59)      1.04      11.80     11.66

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)  [  ]             269,458    288,164   296,435    295,542   161,108
   Ratios to average net assets (%):
      Operating Expenses, net(d)...........  [  ]                 .25        .25       .25        .25       .25
      Operating Expenses, gross(d)(e)......  [  ]                 .45        .45       .50        .50       .61
      Net investment income(c).............  [  ]                2.17       2.51      2.02       2.89      3.05

   Portfolio turnover rate (%).............  [  ]               12.18      33.42     31.70      64.63     78.85



   * For the ten months ended October 31, 2000.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized (d) The ratios for periods less than one year are annualized.

Balanced Strategy Fund--Class S Shares

                                                                                          Fiscal
                                                                                        Year Ended
                                                                                       October 31,
                                                                                       -----------
                                                                                2003       2002      2001      2000*
                                                                                ----       ----      ----      -----
Net Asset Value, Beginning of Period.........................................    [ ]       $  9.09     $10.25    $10.45
                                                                                           -------     ------    ------

Income From Operations
   Net investment income(a)(b)...............................................    [ ]           .22        .28       .19
   Net realized and unrealized gain (loss)...................................    [ ]          (.60)     (1.12)       .23

      Total income from operations...........................................    [ ]          (.38)      (.84)       .42
                                                                                             -----      -----       ---
Distributions
   From net investment income................................................    [ ]          (.22)      (.29)     (.30)
   From net realized gain....................................................    [ ]          (.11)      (.03)     (.32)
                                                                                              -----      -----     -----
      Total distributions....................................................    [ ]          (.33)      (.32)     (.62)
                                                                                             -----      -----     -----
Net Asset Value, End of Period...............................................    [ ]        $ 8.38     $ 9.09    $10.25
                                                                                            ======     ======    ======
Total Return (%)(c)..........................................................    [ ]        (4.47)     (8.35)      4.09

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..................................    [ ]          155,977     96,801    36,898
   Ratios to average net assets (%):                                             [ ]
      Operating Expenses, net(d).............................................                  .00        .00       .00
      Operating Expenses, gross(d)...........................................    [ ]           .20        .20       .25
      Net investment income(c)...............................................    [ ]          2.40       2.64      2.05
                                                                                 [ ]
   Portfolio turnover rate (%)...............................................    [ ]         12.18      33.42     31.70



   * For the period January 31, 2000 (commencement of sale) to October 31, 2000.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.

Aggressive Strategy Fund--Class E Shares

                                                         Fiscal
                                                        Year Ended                          Year Ended
                                                       October 31,                         December 31,
                                                       -----------                         ------------
                                                2003       2002      2001      2000*      1999       1998
                                                ----       ----      ----      -----      ----       ----
Net Asset Value, Beginning of Period.........    [ ]       $  8.49    $ 10.38   $ 11.17     $ 9.94    $ 9.14
                                                           -------    -------   -------     ------    ------

Income From Operations
   Net investment income(b)..................    [ ]           .11        .12       .11        .18       .19
   Net realized and unrealized gain (loss)...    [ ]         (.81)     (1.80)     (.28)       1.56       .87
                                                            -----     ------     ----------- -----      ---
      Total income from operations...........    [ ]         (.70)     (1.68)     (.17)       1.74      1.06
                                                           ------     ------     --------     ----      ----

Distributions
   From net investment income................    [ ]         (.11)      (.17)     (.24)      (.35)     (.25)
   From net realized gain....................    [ ]         (.17)      (.04)     (.38)      (.16)     (.01)
                                                             -----      -----     -----      -----     -----
      Total distributions....................    [ ]          (.28      (.21)     (.62)      (.51)     (.26)
                                                             ----      -----     -----      -----     -----
Net Asset Value, End of Period...............    [ ]       $  7.51    $  8.49   $ 10.38    $ 11.17    $ 9.94
                                                           =======    =======   =======    =======    ======
Total Return (%)(c)..........................    [ ]        (8.64)    (16.40)    (1.50)      17.95     11.69

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..    [ ]       152,805    177,992   193,351    167,677    62,188
   Ratios to average net assets (%):
      Operating Expenses, net(d).............    [ ]           .25        .25       .25        .25       .25
      Operating Expenses, gross(d)(e)........    [ ]           .45        .45       .50        .50       .66
      Net investment income(c)...............    [ ]          1.29       1.30      1.04       1.73      1.88

   Portfolio turnover rate (%)...............    [ ]         11.73      13.12     40.57      71.44     93.08

   * For the ten months ended October 31, 2000.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.


Aggressive Strategy Fund--Class S Shares

                                                                                            Fiscal
                                                                                          Year Ended
                                                                                          October 31,
                                                                                          -----------
                                                                                   2003      2002       2001      2000*
                                                                                   ----      ----       ----      -----
Net Asset Value, Beginning of Period............................................   [ ]         $ 8.52   $ 10.41    $ 10.82
                                                                                               ------   -------    -------

Income From Operations
   Net investment income(a)(b)..................................................   [ ]            .13       .14        .11
   Net realized and unrealized gain (loss)......................................   [ ]          (.81)    (1.80)        .09
                                                                                          --------       -----         ---

      Total income from operations..............................................   [ ]         (.68)    (1.66)         .20
                                                                                          --------       -----         ---


Distributions
   From net investment income...................................................   [ ]          (.13)     (.19)      (.23)
   From net realized gain.......................................................   [ ]          (.17)     (.04)      (.38)
                                                                                                -----     ---------- -----
      Total distributions.......................................................   [ ]          (.30)     (.23)      (.61)
                                                                                                -----     ---------- -----
Net Asset Value, End of Period..................................................   [ ]        $  7.54    $ 8.52     $10.41
                                                                                              =======    ======     ======
Total Return (%)(c).............................................................   [ ]         (8.37)   (16.15)       1.59

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).....................................   [ ]        108,267    86,466     35,585
   Ratios to average net assets (%):
      Operating Expenses, net(d)................................................   [ ]            .00       .00        .00
      Operating Expenses, gross(d)..............................................   [ ]            .20       .20        .25
      Net investment income(c)..................................................   [ ]           1.51      1.50       1.15

   Portfolio turnover rate (%)..................................................   [ ]          11.73     13.12      40.57



   * For the period February 1, 2000 (commencement of sale) to October 31, 2000.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.

Equity Aggressive Strategy Fund--Class E Shares



                                                               Fiscal
                                                             Year Ended                          Year Ended
                                                             October 31,                        December 31,
                                                             -----------                        ------------
                                                    2003            2002         2001    2000*         1999        1998
Net Asset Value, Beginning of Period............     [ ]         $  7.76      $ 10.28  $ 11.39      $  9.80      $ 8.83
                                                                 -------      -------  -------      -------      ------

Income From Operations
   Net investment income(b).....................     [ ]             .03          .03      .03          .10         .03

   Net realized and unrealized gain (loss)......     [ ]           (.93)       (2.32)    (.35)         2.00        1.18
                                                                  ----------- -------   ------------- ----
      Total income from operations..............     [ ]           (.90)       (2.29)    (.32)         2.10        1.21
                                                     -------       ------      -----     ----          ----        ----

Distributions
   From net investment income...................     [ ]           (.03)        (.15)    (.18)        (.35)       (.19)
   From net realized gain.......................
                                                     [ ]           (.14)        (.08)    (.61)        (.16)       (.05)
                                                      --------- ----------      -----    -------       ----       -----
      Total distributions.......................

                                                     [ ]           (.17)        (.23)    (.79)        (.51)       (.24)
                                                                 -------------------   -----        ----------- -----
Net Asset Value, End of Period..................     [ ]         $  6.69      $  7.76  $ 10.28      $ 11.39      $ 9.80
                                                                 =======      =======  =======      =======      ======
Total Return (%)(c).............................     [ ]         (12.05)      (22.72)   (2.75)        21.96       13.75

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).....     [ ]         111,765      156,698  190,273      202,066      91,459
   Ratios to average net assets (%):
      Operating Expenses, net(d)................     [ ]             .25          .25      .25          .25         .25
      Operating Expenses, gross(d)(e)...........     [ ]             .45          .45      .50          .50         .62
      Net investment income(c)..................     [ ]             .44          .30      .24          .99         .28

   Portfolio turnover rate (%)..................     [ ]           29.86        47.86    58.41        76.20       73.95

   * For the ten months ended October 31, 2000.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.

Equity Aggressive Strategy Fund--Class S Shares


                                                                                                      Fiscal
                                                                                                    Year Ended
                                                                                                   October 31,

                                                                                    2003             2002        2001        2000*
Net Asset Value, Beginning of Period............................................     [ ]           $ 7.83      $10.34      $ 10.91
                                                                                                   ------      ------      -------

Income From Operations
   Net investment income(a)(b)..................................................     [ ]              .06         .05          .04
   Net realized and unrealized gain (loss)......................................     [ ]            (.96)      (2.33)          .17
                                                                                     ---            -----      --------        ---

      Total income from operations..............................................     [ ]            (.90)      (2.28)          .21

Distributions
   From net investment income...................................................     [ ]            (.04)       (.15)        (.17)
   From net realized gain.......................................................     [ ]            (.14)       (.08)        (.61)
      Total distributions.......................................................     [ ]            (.18)       (.23)        (.78)

Net Asset Value, End of Period..................................................     [ ]           $ 6.75      $ 7.83      $ 10.34
                                                                                                   ======      ======      =======
Total Return (%)(c).............................................................     [ ]          (11.95)     (22.43)         1.93

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).....................................     [ ]           58,236      46,029       25,524
   Ratios to average net assets (%):
      Operating Expenses, net(d)................................................     [ ]              .00         .00          .00
      Operating Expenses, gross(d)..............................................     [ ]              .20         .20          .25
      Net investment income(c)..................................................     [ ]              .72         .59          .45

   Portfolio turnover rate (%)..................................................     [ ]            29.86       47.86        58.41

   * For the period January 31, 2000 (commencement of sale) to October 31, 2000.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.



                            MONEY MANAGER INFORMATION

      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

      This section identifies the money managers for the Underlying Funds in which the Funds invest. A complete list of current money managers for the Funds can also be found at www.Russell.com.

                             Diversified Equity Fund


    Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345
                   Avenue of the Americas, New York, NY 10105.

      Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.


   Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

 Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.

    Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO
                                     80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

          Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200,
                            Atlanta, GA 30326-3248.

    Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
                                     10019.


       Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100,
                               Berwyn, PA 19312.


                            Quantitative Equity Fund


         Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor,
                            Philadelphia, PA 19102.


   Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

    Franklin Portfolio Associates, LLC, Two International Place, 22nd Floor,
                             Boston, MA 02110-4104.

      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.

                               Special Growth Fund

    CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
                                Diego, CA 92101.

   David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

      Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.


 Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor,
                              New York, NY 10005.


      Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
                          Florham Park, NJ 07932-0650.


         Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 600,
                            Santa Monica, CA 90401.


    Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
                                     10019.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                           Real Estate Securities Fund

  AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane,
                             Boston, MA 02210-2021.

   INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
               One Lincoln Center, Suite 700, 5400 LBJ Freeway -
                             LB2, Dallas, TX 75240.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue,
                         41st Floor, Chicago IL 60611.

                          International Securities Fund


    Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345
                   Avenue of the Americas, New York, NY 10105.


 AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY 10022.

             Axiom Institutional Investors LLC, 55 Railroad Avenue,
                           Greenwich, CT 06830-6378.

       Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500,
                             Los Angeles, CA 90025.

         Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor,
                            London EC2V 6EE England.

 Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
                           Wilmington, DE 19801-1165.

        Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660,
                              Bellevue, WA 98004.

    Oechsle International Advisors, LLC, One International Place, 23rd Floor,
                               Boston, MA 02110.

     The Boston Company Asset Management, LLC, One Boston Place, 14th Floor,
                             Boston, MA 02108-4402.

                              Emerging Markets Fund


    Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345
                   Avenue of the Americas, New York, NY 10105.

     Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor,
                              Cambridge MA 02138.


  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
                            London EC2A 2NY England.

   Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.



 T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

                              Diversified Bond Fund

    Lincoln Capital Fixed Income Management Company, 200 South Wacker Drive,
                         Suite 2100, Chicago, IL 60606.

   Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
      300, P.O. Box 6430, Newport Beach, CA 92658-6430.

                              TimesSquare Capital
    Management, Inc., Four Times Square, 25th Floor, New York, NY 10036-9998.

                             Multistrategy Bond Fund

          Delaware Management Company, a series of Delaware Management
               Business Trust, 2005 Market Street, Philadelphia, PA 19103-7094.

 Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street, Suite 1100,
                        W. Conshohocken, PA 19428-2899.

 Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300,
                  P.O. Box 6430, Newport Beach, CA 92658-6430.

      TimesSquare Capital Management, Inc., Four Times Square, 25th Floor,
                            New York, NY 10036-9998.

                              Short Term Bond Fund



       Merganser Capital Management L.P., One Cambridge Center, Suite 402,
                           Cambridge, MA 02142-1611.

   Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
                300, P.O. Box 6430, Newport Beach, CA 92658-6430.

        STW Fixed IncomeManagement, 200 East Carrillo Street, Suite 100,
                         Santa Barbara, CA 93101-2143.

         When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

1

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds. The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA  98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   Class E and S Shares:
   Conservative Strategy Fund
   Moderate Strategy Fund
   Balanced Strategy Fund
   Aggressive Strategy Fund
   Equity Aggressive Strategy Fund



                                    Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
                                                                36-08-090 (0304)
                                                                  [Russell Logo]

MONEY
    MARKET
    FUNDS

                        FRANK RUSSELL INVESTMENT COMPANY



          Money Market Funds

         PROSPECTUS
         CLASS A AND S SHARES:
         MONEY MARKET FUND
         CLASS S SHARES:
         US GOVERNMENT MONEY MARKET FUND
         TAX FREE MONEY MARKET FUND



         March 1, 2004




         909 A STREET, TACOMA, WA 98402 o 800-787-7354

         As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.
                                                                  [Russell Logo]

                                Table of Contents

Risk/Return Summary..........................................    1
   Investment Objective, Principal Investment Strategies
     and Principal Risks.....................................    1
   Performance...............................................    2
   Fees and Expenses.........................................    6
Investment Objective and Principal Investment Strategies.....    7
Risks........................................................    9
Management of the Funds......................................   10
The Money Managers...........................................   10
Dividends and Distributions..................................   11
Taxes........................................................   11
How Net Asset Value is Determined............................   12
Choosing a Class of Shares to Buy............................   12
How to Purchase Shares.......................................   13
Exchange Privilege...........................................   14
How to Redeem Shares.........................................   15
Payment of Redemption Proceeds...............................   16
Other Things to Know about Share Transactions................   16
Financial Highlights.........................................   18
Money Manager Information....................................   21

                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks



     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.



MONEY MARKET FUND


     Non-Fundamental Investment Objective

               Seeks to maximize current income while preserving capital and liquidity.



     Principal  Investment Strategies

               The Money Market Fund invests in a portfolio of high quality money market securities maturing within 397 days or less. The Fund principally invests in securities issued or guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks.

     Principal Risks

               An investment in the Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including instruments of US and foreign banks and branches and foreign corporations, use of repurchase agreements and credit and liquidity enhancements. Please refer to the "Risks" section later in this Prospectus for further details.


US GOVERNMENT MONEY MARKET FUND


     Non-Fundamental Investment Objective

               Seeks to maximize current income while preserving capital and liquidity.



     Principal  Investment Strategies

               The US Government Money Market Fund invests in a portfolio of high quality money market securities issued or guaranteed by the US government or any of its agencies and instrumentalities maturing within 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks.

     Principal Risks

               An investment in the US Government Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities and repurchase agreements. Please refer to the "Risks" section later in this Prospectus for further details.


TAX FREE MONEY MARKET FUND


     Fundamental Investment  Objective

               Seeks to provide federal tax-exempt current income consistent with the preservation of capital and liquidity. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments, the income from which is exempt from federal income tax.


     Principal  Investment Strategies

               The Tax Free Money Market Fund invests in a portfolio of high quality short-term debt securities maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund exclusively purchases investment-grade municipal debt obligations providing tax-exempt interest income.

     Principal Risks

               An investment in the Tax Free Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations and credit and liquidity enhancements. Please refer to the "Risks" section later in this Prospectus for further details on these risks.

     An investment in money market funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market, US Government Money Market and Tax Free Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each of these Funds.

                                   Performance

      The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period. The return for Class A Shares offered by this Prospectus may be lower than the Class S returns shown in the bar charts, depending on the fees and expenses of the Class A Shares. No Class A Shares have been issued as of the date of this Prospectus. The highest and lowest quarterly returns during the period shown in the bar charts for each of the Funds' Class S Shares is set forth below the bar charts.

      The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing each Fund's average annual returns for 1, 5 and 10 years.


      Past performance is no indication of future results. A more detailed description of how returns are calculated can be found in the Funds' Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                                Money Market Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1994 4.57%
                                   1995 6.19%
                                   1996 5.63%
                                   1997 5.79%
                                   1998 5.69%
                                   1999 5.27%
                                   2000 6.48%
                                   2001 4.16%
                                   2002 1.77%
                                   2003 .........

                           Best Quarter: ___% (_Q/__)
                           Worst Quarter ___% (_Q/__)



    Average annual total returns
    for the periods ended December 31, 2003                            1 Year       5 Years       10 Years
    ---------------------------------------                            ------       -------       --------


    Money Market Fund Class S*.....................................       %            %              %

    30-Day Yields for the year ended December 31, 2003                 Current
    --------------------------------------------------                 -------

    Money Market Fund Class S......................................       %

    7-Day Yields for the year ended December 31, 2003                  Current      Effective
    -------------------------------------------------                  -------      ---------

    Money Market Fund Class S......................................       %            %

*   For periods prior to April 1, 1995, performance results for the Fund do not reflect deductions of all management fees.

      To obtain current yield information, please call 1-800-787-7354.


                         US Government Money Market Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1994 3.87%
                                   1995 5.98%
                                   1996 5.40%
                                   1997 5.59%
                                   1998 5.34%
                                   1999 4.93%
                                   2000 6.24%
                                   2001 3.76%
                                   2002 1.64%
                                   2003 .........



                            Best Quarter: ___% (_Q/_)
                            Worst Quarter:___% (_Q/_)



    Average annual total returns
    for the periods ended December 31, 2003                          1 Year        5 Years     10 Years
    ---------------------------------------                          ------        -------     --------


    US Government Money Market Fund Class S.........................    %             %            %

    30-Day Yields for the year ended December 31, 2003               Current
    --------------------------------------------------               -------

    US Government Money Market Fund Class S.........................    %

    7-Day Yields for the year ended December 31, 2003                Current       Effective
                                                                     -------       ---------

    US Government Money Market Fund Class S.........................    %             %

      To obtain current yield information, please call 1-800-787-7354.

                           Tax Free Money Market Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S


                                   [Bar Chart]

                                   1994 2.83%
                                   1995 3.76%
                                   1996 3.35%
                                   1997 3.61%
                                   1998 3.36%
                                   1999 3.31%
                                   2000 4.11%
                                   2001 2.80%
                                   2002 1.43%
                                   2003 .........


                           Best Quarter: ___% (_Q/__)
                          Worst Quarter: ___% (_Q/__)



    Average annual total returns
    for the periods ended December 31, 2003                                                 1 Year        5 Years     10 Years
    ---------------------------------------                                                 ------        -------     --------

    Tax Free Money Market Fund Class S..............................................           %             %           %

    30-Day Yields for the year ended December 31, 2003                                      Current
    --------------------------------------------------                                      -------

    Tax Free Money Market Fund Class S..............................................           %

    7-Day Yields for the year ended December 31, 2003                                       Current      Effective
    -------------------------------------------------                                       -------      ---------

    Tax Free Money Market Fund Class S..............................................           %             %

      To obtain current yield information, please call 1-800-787-7354.


                                Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                           Maximum Sales
                                                          Maximum Sales    Charge (Load)      Maximum
                                                          Charge (Load)    Imposed on         Deferred Sale
                                                          Imposed on       Reinvested         Fees            Redemption  Exchange
                                                          Purchases        Dividends          Charge (Load)     Fees         Fees
                                                           ---------        ---------         -------------   ---------- -----------


Money Market Fund, Class A..........................          None             None             None           None       None
All Funds, Class S..................................          None             None             None           None       None





                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)


                                                                     Other Expenses    Total Gross                       Total Net
                                                   Distribution      (including        Annual Fund      Fee Waivers and  Annual Fund
                                     Advisory      (12b-1)           Administrative    Operating        Expense          Operating
                                      Fee          Fees###              Fees)          Expenses         Reimbursement    Expenses
                                     -----------   -----------       -----------       ---------        -----------      --------

Class A Shares
   Money Market Fund#...............     0.20%        0.10%               %               %                  %                %
Class S Shares
   Money Market Fund#...............     0.20%         None               %               %                  %                %
   US Government Money Market Fund..     0.20%         None               %               %                  %                %
   Tax Free Money Market
      Fund..........................     0.20%         None               %               %                  %                %

     #   [FRIMCo   has   contractually   agreed  to   waive,   at  least   until
     ___________________,  2005,  0.15%  of  its  0.25%  combined  advisory  and administrative fees for the Money Market Fund. ]

  ##  If you purchase Shares through a Financial Intermediary, such as a bank or
      an  investment   advisor,   you  may  also  pay  additional  fees  to  the
      intermediary for services provided by the intermediary. You should contact your Financial  Intermediary  for  information  concerning what additional fees, if any, will be charged.

  ### Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 7.25% of total gross sales, subject to certain exclusions. This 7.25% limitation is imposed at the class level on Class A Shares of the Funds rather than on a per shareholder basis. Therefore, long-term shareholders of the Class
      A Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

      Under the distribution plan, Class A Shares pay distribution fees of up to 0.15% annually for the sale and distribution of Class A Shares. However, distribution fees are estimated to be 0.10% for the fiscal year ending
      October 31, 2005.

     * Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2004.



Example


      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.
      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through _____________________, 2005. The calculation of costs for the one year period does take into account such waivers.

      Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                             1 Year     3 Years     5 Years     10 Years
                                                             ------     -------     -------     --------

Class A
   Money Market Fund......................................       $           $           $             $
Class S
   Money Market Fund......................................       $           $         $ 8             $
   US Government Money Market Fund........................
   Tax Free Money Market Fund.............................


                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES



     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.


MONEY MARKET FUND


     Non-Fundamental Investment Objective

               Seeks to maximize current income while preserving capital and liquidity.



     Principal  Investment Strategies

               The Money Market Fund invests in a portfolio of high quality money market securities maturing within 397 days or less. The Fund principally invests in securities issued or guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts. The Fund may also invest in securities which receive credit support from a variety of high quality US and foreign institutions. Up to 10% of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund's investments may include variable and floating rate securities whose rates are tied to appropriate money market indexes which reset frequently. The Fund may also invest in securities issued by registered investment companies that are money market funds. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

               The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.


US GOVERNMENT MONEY MARKET FUND


     Non-Fundamental Investment Objective

               Seeks to maximize current income while preserving capital and liquidity.



     Principal  Investment Strategies


               The US Government Money Market Fund invests in a portfolio of high quality money market securities issued or guaranteed by the US government or any of its agencies and instrumentalities maturing within 397 days or less. These include, among others, the US Treasury, Federal National Mortgage Association, Federal Home Loan Mortgage Association and the Federal Home Loan Bank, as described below. The Fund enters into repurchase agreements collateralized by US government and agency obligations. The Fund's investments may include adjustable rate securities whose rates are tied to appropriate money market indexes and reset periodically. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

               The types of US government obligations the Fund may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance:
               (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years;
               (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association).

               The Fund may use mortgage pass-through securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association, which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation, a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association, a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.


               The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.



TAX FREE MONEY MARKET FUND

     Fundamental Investment  Objective

               Seeks to provide federal tax-exempt current income consistent with the preservation of capital and liquidity. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments, the income from which is exempt from federal income tax. The 80% investment requirement applies at the time the Fund invests its assets.

     Principal  Investment Strategies

               The Tax Free Money Market Fund invests in a portfolio of high quality short-term debt securities maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

               The Fund exclusively purchases investment-grade municipal debt obligations providing tax-exempt interest income. Specifically, these obligations are debt obligations, rated A1 or VMIG1 or higher by Moody's Investor Service, Inc. or its equivalent by a nationally recognized statistical rating organization (NRSRO), issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

               Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements are generally letters of credit from foreign or domestic banks.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The following table describes principal types of risks that each Fund is subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


        Risk Associated With                                 Description                                 Relevant Fund
--------------------------------------   ----------------------------------------------------   ---------------------------------

Fixed-Income Securities                  Prices of fixed-income securities rise and fall in     Money Market
                                         response to interest rate changes. Generally, when     US Government Money Market Tax
                                         interest rates rise, prices of fixed-income            Free Money Market
                                         securities fall. The longer the duration of the
                                         security, the more sensitive the security is to
                                         this risk. A 1% increase in interest rates would
                                         reduce the value of a $100 note by approximately
                                         one dollar if it had a one-year duration. There is
                                         also a risk that fixed income securities will be
                                         downgraded in credit rating or go into default.
                                         Lower-rated bonds, and bonds with larger final
                                         maturities, generally have higher credit risks.

Instruments of US and Foreign Banks      Non-US corporations and banks issuing dollar           Money Market
and Branches and Foreign Corporations    denominated instruments in the US are not
                                         necessarily subject to the same regulatory
                                         requirements that apply to US corporations and
                                         banks, such as accounting, auditing and
                                         recordkeeping standards, the public availability
                                         of information and, for banks, reserve
                                         requirements, loan limitations and examinations.
                                         This adds to the analytical complexity of these
                                         securities, and may increase the possibility that
                                         a non-US corporation or bank may become insolvent
                                         or otherwise unable to fulfill its obligations on
                                         these instruments.

Municipal Obligations                    Municipal obligations are affected by economic,        Tax Free Money Market
                                         business or political developments. These
                                         securities may be subject to provisions of
                                         litigation, bankruptcy and other laws affecting
                                         the rights and remedies of creditors, or may
                                         become subject to future laws extending the time
                                         for payment of principal and/or interest, or
                                         limiting the rights of municipalities to levy
                                         taxes.

Credit and Liquidity Enhancements        Adverse changes in a guarantor's credit quality if     Money Market
                                         contemporaneous with adverse changes in the            Tax Free Money Market
                                         guaranteed security could cause losses to a Fund
                                         and may affect its net asset value.

Repurchase Agreements                    Under a repurchase agreement, a bank or broker         Money Market
                                         sells securities to a Fund and agrees to               US Government Money Market
                                         repurchase them at the Fund's cost plus interest.
                                         If the value of the securities declines and the
                                         bank or broker defaults on its repurchase
                                         obligation, a Fund could incur a loss.


US Government Securities                 No assurance can be given that the US government       Money Market
                                         will provide financial support to US government        US Government Money Market Tax
                                         agencies or instrumentalities since it is not          Free Money Market
                                         obligated to do so by law. Accordingly, US
                                         government obligations may involve risk of loss of
                                         principal and interest.

Mortgage or Asset Backed Securities      Prepayment of principal on mortgage or                 Money Market
                                         asset-backed securities may expose a Fund to a         US Government Money Market
                                         lower rate of return upon reinvestment of
                                         principal. Also, if a security subject to
                                         prepayment has been purchased at a premium, in the
                                         event of prepayment the value of the premium would
                                         be lost. Like other fixed-income securities, the
                                         value of mortgage-related securities is affected
                                         by fluctuations in interest rates.



                             MANAGEMENT OF THE FUNDS


      The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2003, managed over $_____ billion in 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


      Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

      Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management. FRIMCo currently acts as money manager for the Money Market and US Government Money Market Funds and recommends money managers to the Tax Free Money Market Fund, oversees them, and evaluates their results as more fully described below. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

         FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and develops the investment programs for each Fund. FRIMCo also selects, subject to approval of the Fund's Board, and oversees money managers for any Fund not managed by FRIMCo, and allocates such Fund's assets among the money managers. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions. FRIMCo also exercises investment discretion over the portion of Tax Free Money Market Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for the portion of each Fund's assets it directly manages. FRIMCo may also directly manage portions of Tax Free Money Market Fund during periods of transitions from one money manger to another.

     In the last fiscal year, the aggregate annual rate of advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Money Market Fund, _____%, US Government Money Market Fund, _____% and Tax Free Money Market Fund, _____%. Of these aggregate amounts 0.05% is attributable to administrative services.


                               THE MONEY MANAGERS

      The Tax Free Money Market Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Tax Free Money Market Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


      Each money manager has complete discretion to select portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.


                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared                  Payable                    Funds
--------------------  ----------------------  -----------------------------
Daily..............   Monthly                 Money Market Fund
                                              US Government Money Market Fund
                                              Tax Free Money Market Fund

      The Funds determine net investment income immediately prior to the determination of their net asset values. This occurs at the earlier of 4:00 p.m. or the close of the New York Stock Exchange on each business day. Net investment income is credited daily to the accounts of shareholders of record prior to the net asset value calculation. The income is accrued daily and paid monthly.

Capital Gains Distributions

      The Board intends to declare long-term capital gain distributions once a year in mid-December to reflect any net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution, if necessary, in any year for operation or other reasons.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election for Class A Shares by contacting your Financial Intermediary and for Class C Shares by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


      No portion of a Fund's distributions is expected to qualify for the reduced tax rates applicable to "qualified dividend income" for individual shareholders, or for the dividends received deduction for corporate shareholders.


      Because the Funds expect to maintain a stable $1.00 Share price, you should not have any gain or loss if you sell your Shares.
      Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding Shares of a Fund.

      The Tax Free Money Market Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.


      By law, a Fund generally must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.



      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

      The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

                        CHOOSING A CLASS OF SHARES TO BUY

      For the Money  Market  Fund,  you can choose  among two classes of shares:
Classes A and S. Each class has different expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment. The US Government Money Market Fund and Tax Free Money Market Funds offer Class S Shares only.

COMPARING THE MONEY MARKET FUND'S CLASSES

      Your Financial Intermediary can help you decide which class of Shares of the Money Market Fund meets your goals. Your Financial Intermediary may receive different compensation depending upon which class you choose.

Class A Shares
Initial sales charge................ None
Annual 12b-1 fees and Service Fees.. Up to 0.15% of average daily assets
Dividends........................... Generally lower than S Shares due to higher annual expenses

Class S Shares
Initial sales charge................ None
Dividends........................... Generally higher than A Shares due to lower annual expenses

SALES CHARGES

Class A shares

      Class A Shares of the Money Market Fund are sold without an initial sales charge. However, if Shares of the Money Market Fund are exchanged for Shares of another FRIC fund offered through another prospectus, the sales charge applicable to the other fund may apply. Class A Shares participate in FRIC's Rule 12b-1 distribution plan. Under the distribution plan, Class A Shares pay distribution fees of up to 0.15% annually for the sale and distribution of Class A Shares. Because these fees are paid out of the Class A Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A Shares of the Money Market Fund and the distribution fee may cost an investor more than paying other types of sales charges.


Class S shares

      Class S shares of the Money Market Fund, the US Government Money Market Fund and the Tax Free Money Market Fund are sold without an initial sales charge and do not pay any distribution fees.

                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


      There is currently no required minimum investment in the Funds described in this Prospectus.

      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged. The Funds or FRIMCo each may pay Financial Intermediaries for administrative services provided by those Financial Intermediaries. FRIMCo may also pay Financial Intermediaries for distribution and/or other services. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' distributor with respect to Class A Shares of the Money Market Fund.


      Each Fund reserves the right to reject any purchase order for any reason.

      You may purchase Shares through a Financial Intermediary on any business day of the Funds (as outlined in the "Offering Dates and Times" section). The Funds will close early if the NYSE or the bond markets closes early.

      For Class A Shares: You must place purchase orders for Class A Shares through a Financial Intermediary in US dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement


      For Class S Shares: All purchases of Class S Shares must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.






      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.



Offering Dates and Times


      Orders and payments by federal funds transfer must be received by a Fund or any authorized Fund agent prior to the following designated times (the "order cut-off time") in order to be effective on the date received:


      Money Market Fund--4:00 p.m. Eastern Time

      Tax Free Money Market Fund--11:45 a.m. Eastern Time

      US Government Money Market Fund--12:15 p.m. Eastern Time

      If an order or payment is received (1) after the applicable order cut-off time, (2) on a non-business day, (3) after the recommended closure time on a day on which the Bond Market Association recommends an early closure of the bond markets, (4) on a day on which the Bond Market Association recommends a complete closure of the bond markets, (5) after the closure time on a day on which the NYSE closes early or (6) on a Federal Reserve Holiday on which the NYSE is open, then the order will be effective on the next business day.


      Orders and funds transfer payments received by the Funds (1) prior to the applicable order cut-off time will receive the dividend declared on the date of receipt of the order and (2) at or after the applicable order cut-off time will not receive the dividend determined on the date of receipt of the order.

      Check settlement payments received by the Funds prior to or after the applicable order cut-off time will receive the dividend declared on the first business day following receipt of the order.


      Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.

Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

      For Class A Shares: If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per fund) in an established account by automatic funds transfer from a bank account. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

       For Class S Shares: If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial
Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus within the same share class on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.


      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange of Class S Shares in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.


      For Class A Shares, exchanges must be made through your Financial Intermediary.

Systematic Exchange Program

      If you invest in Class S Shares through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

      If you invest in Class A Shares, your Financial Intermediary may offer a systematic exchange program. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.


      A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.


                              HOW TO REDEEM SHARES


      Shares may be redeemed through your Financial Intermediary on any business day of the Funds as outlined in the "Redemption Dates and Times" section of this Prospectus. Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.


Redemption Dates and Times

      Redemption requests must be placed through a Financial Intermediary and received by the Funds prior to the following designated times (the "redemption cut-off time") to be effective on the date received. Because Financial
Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

      Money Market Fund--4:00 p.m. Eastern Time

      Tax Free Money Market Fund--11:45 a.m. Eastern Time

      US Government Money Market Fund--12:15 p.m. Eastern Time

      If a redemption request is received (1) after the applicable order cut-off time, (2) on a non-business day, (3) after the recommended closure time on a day on which the Bond Market Association recommends an early closure of the bond markets, (4) on a day on which the Bond Market Association recommends a complete closure of the bond markets, (5) after the closure time on a day on which the NYSE closes early or (6) on a Federal Reserve Holiday on which the NYSE is open, then the request will be effective on the next business day.


      Redemptions received by the Funds (1) prior to the applicable redemption cut-off time will not receive the dividend declared on the date of receipt of the redemption request and (2) at or after the applicable redemption cut-off time will receive the dividend determined on the date of receipt of the redemption request.


Systematic Withdrawal Program

      For Class A Shares: Your Financial Intermediary may offer a systematic withdrawal program. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

      For Class S Shares: If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction. You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. If you invest through certain Financial Intermediaries, your payment will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.


                         PAYMENT OF REDEMPTION PROCEEDS


      Payment will ordinarily be made within seven days of receipt of your request in proper form. The Funds reserve the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.


      For Class A Shares: When you redeem your Shares, the Funds will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Funds receive the redemption request in proper form.

      For Class S Shares: Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

      For Class A Shares: Written instructions must be in proper form as determined by your Financial Intermediary.
      For Class S Shares: The Funds require that written instructions be in proper form, and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to ensure proper form. Generally, your instructions must include:

        o   The Fund name and account number
        o   Details  related  to the  transaction  including  type and  amount.
        o   Signatures of all owners  exactly as  registered  on the account.
        o   Any supporting legal documentation that may be required.

Responsibility for Fraud

      Neither the Funds nor their transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      For Class S Shares: Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your Financial Intermediary for assistance in obtaining a signature guarantee.

Uncashed Checks

      For Class S Shares: Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure they have a valid address for you. After 180 days, the Funds will no longer honor the issued checks and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.


Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

      The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund has not been in operation for 60 months, since the beginning of operations for that Fund). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by [ ], whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request. No Class A Shares were outstanding during the periods shown.


Money Market Fund--Class S

                                                         Fiscal                                 Year Ended
                                                        Year Ended                              December 31,
                                                       October 31,
                                             2003      2002        2001        2000*        1999        1998
                                             ----      ----        ----        -----        ----        ----

Net Asset Value, Beginning of Period........ [ ]       $  1.0000   $  1.0000   $  1.0000   $  1.0000    $  1.0000
                                                       ---------   ---------   ---------   ---------    ---------

Income From Operations
  Net investment income..................... [ ]           .0185       .0483       .0519       .0515        .0553
                                                       ---------   ---------   ---------   ---------    ---------



Distributions
  From net investment income................ [ ]         (.0185)     (.0483)     (.0519)     (.0515)      (.0553)
                                                       ---------   ---------   ---------   ---------    ---------


Net Asset Value, End of Period.............. [ ]       $  1.0000   $  1.0000   $  1.0000   $  1.0000    $  1.0000
                                                       =========   =========   =========   =========    =========
Total Return (%)(a)......................... [ ]            1.87        4.94        5.32        5.27         5.69

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands).. [ ]       1,904,819   1,886,741   1,757,430   2,026,717    1,605,026
  Ratios to average net assets (%)(b):
     Operating Expenses, net................ [ ]             .14         .14         .17         .17          .16
     Operating Expenses, gross.............. [ ]             .29         .29         .32         .32          .31
     Net investment income.................. [ ]            1.84        4.78        6.23        5.15         5.54

  *      For the ten months ended October 31, 2000.
  (a)   Periods less than one year are not annualized.
  (b)   The ratios for periods less than one year are annualized.



US Government Money Market Fund--Class S

                                                             Fiscal
                                                           Year Ended                                 Year Ended
                                                          October 31,                                December 31,
                                                          -----------                                -----------

                                                  2003   2002          2001        2000*        1999        1998
                                                  ----   ----          ----        -----        ----        ----
Net Asset Value, Beginning of Period............  [ ]    $   1.0000    $ 1.0000    $  1.0000    $ 1.0000    $ 1.0000
                                                         ----------    --------    ---------    --------    --------

Income From Operations
   Net investment income........................  [ ]         .0173       .0446        .0500       .0483       .0520
                                                         ----------    --------    ---------    --------    --------

Distributions
   From net investment income...................  [ ]
                                                             ------
                                                            (.0173)     (.0446)      (.0500)     (.0483)     (.0520)
                                                            -------   ---------    ---------    --------    --------
Net Asset Value, End of Period..................  [ ]    $   1.0000    $ 1.0000    $  1.0000    $ 1.0000    $ 1.0000
                                                         ==========    ========    =========    ========    ========
Total Return (%)(a).............................  [ ]          1.74        4.55         5.12        4.93        5.34

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).....  [ ]        93,182    108,884      81,316      190,150      166,224
   Ratios to average net assets (%)(b):
      Operating expenses, net...................  [ ]           .25         .37          .32         .30         .32
      Operating expenses, gross.................  [ ]           .45         .63          .58         .54         .55
      Net investment income.....................  [ ]          1.73        4.43         5.91        4.83        5.20

  *     For the ten months ended October 31, 2000.
  (a)   Periods less than one year are not annualized.
  (b)   The ratios for periods less than one year are annualized.



Tax Free Money Market Fund--Class S

                                                              Fiscal
                                                            Year Ended                                      Year Ended
                                                            October 31,                                    December 31,
                                                            -----------                                    ------------
                                                 2003    2002          2001         2000*         1999           1998
                                                 ----    ----          ----         -----         ----           ----

Net Asset Value, Beginning of Period............. [ ]     $ 1.0000      $ 1.0000     $ 1.0000       $ 1.0000      $ 1.0000
                                                          --------      --------     --------       --------      --------

Income From Operations
   Net investment income......................... [ ]        .0152         .0317        .0333          .0326         .0331
                                                         ---------     ---------    ---------        -------     ---------

Distributions
   From net investment income.................... [ ]      (.0152)       (.0317)      (.0333)        (.0326)       (.0331)
                                                         ---------      --------    ---------     ----------     ---------
Net Asset Value, End of Period................... [ ]     $ 1.0000      $ 1.0000     $ 1.0000       $ 1.0000      $ 1.0000
                                                          ========      ========     ========       ========      ========
Total Return (%)(a).............................. [ ]         1.53          3.22         3.38           3.31          3.36

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...... [ ]      174,623       180,699      169,808        246,695       194,663
   Ratios to average net assets (%)(b):
      Operating Expenses, net.................... [ ]          .25           .30          .34            .21           .34
      Operating Expenses, gross.................. [ ]          .35           .40          .44            .31           .44
      Net investment income...................... [ ]         1.52          3.17         3.96           3.28          3.29

  *     For the ten months ended October 31, 2000.
  (a)   Periods less than one year are not annualized.
  (b)   The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION


      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company. A complete list of current money managers for the Funds can also be found at www.Russell.com.


                                Money Market Fund

     Frank Russell  Investment  Management  Company,  909 A Street,  Tacoma,  WA
98402.

                         US Government Money Market Fund

     Frank Russell Investment Management Company, 909 A Street, Tacoma, WA 98402. Tax Free Money Market Fund

     Weiss,  Peck & Greer,  LLC, One New York Plaza,  30th Floor,  New York,  NY
10004.

      When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.



For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

Frank Russell  Investment  Company
909 A Street
Tacoma,  WA 98402
Telephone: 1-800-787-7354
Fax: 253-591-3495
www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   Class A and S Shares:
   Money Market Fund
   Class S Shares:
   US Government Money Market Fund
   Tax Free Money Market Fund



[Russell Logo]         Distributor: Russell Fund Distributors, Inc.
                       Frank Russell Investment Company's SEC File No. 811-3153
                                                                36-08-151 (0304)

    MONEY
    MARKET
    FUNDS

                        FRANK RUSSELL INVESTMENT COMPANY







         Money Market Funds

         PROSPECTUS
         CLASS S SHARES:
         MONEY MARKET FUND
         US GOVERNMENT MONEY MARKET FUND
         TAX FREE MONEY MARKET FUND



         March 1, 2004






         909 A STREET, TACOMA, WA 98402 o 800-787-7354

               As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise. [Russell Logo]

                                Table of Contents

Risk/Return Summary ..........................................      1
   Investment Objective, Principal Investment
        Strategies and Principal Risks .......................      1
   Performance ...............................................      2
   Fees and Expenses .........................................      6
Investment Objective and Principal Investment Strategies .....      7
Risks ........................................................      9
Management of the Funds ......................................     10
The Money Managers ...........................................     10
Dividends and Distributions ..................................     11
Taxes ........................................................     11
How Net Asset Value is Determined ............................     12
How to Purchase Shares .......................................     12
Exchange Privilege ...........................................     13
How to Redeem Shares .........................................     14
Payment of Redemption Proceeds ...............................     15
Other Things to Know About Share Transactions ................     15
Financial Highlights .........................................     17
Money Manager Information ....................................     20

                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks



     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.


MONEY MARKET FUND
-----------------


      Non-Fundamental Investment Objective

               Seeks to maximize current income while preserving capital and liquidity.



      Principal Investment Strategies

               The Money Market Fund invests in a portfolio of high quality money market securities maturing within 397 days or less. The Fund principally invests in securities issued or guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks.

      Principal Risks

               An investment in the Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including instruments of US and foreign banks and branches and foreign corporations, use of repurchase agreements and credit and liquidity enhancements. Please refer to the "Risks" section later in this Prospectus for further details.

US GOVERNMENT MONEY MARKET FUND


      Non-Fundamental Investment Objective

               Seeks to maximize current income while preserving capital and liquidity.



      Principal Investment Strategies

               The US Government Money Market Fund invests in a portfolio of high quality money market securities issued or guaranteed by the US government or any of its agencies and instrumentalities maturing within 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks.

      Principal Risks

               An investment in the US Government Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities and repurchase agreements. Please refer to the "Risks" section later in this Prospectus for further details.

TAX FREE MONEY MARKET FUND


      Fundamental Investment Objective

               Seeks to provide federal tax-exempt current income consistent with the preservation of capital and liquidity. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments, the income from which is exempt from federal income tax.


      Principal Investment Strategies

               The Tax Free Money Market Fund invests in a portfolio of high quality short-term debt securities maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund exclusively purchases investment-grade municipal debt obligations providing tax-exempt interest income.

      Principal Risks

               An investment in the Tax Free Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations and credit and liquidity enhancements. Please refer to the "Risks" section later in this Prospectus for further details on these risks.



      An investment in money market funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market, US Government Money Market and Tax Free Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each of these Funds.



                                   Performance

      The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period. The highest and lowest quarterly returns during the period shown in the bar charts for each of the Funds' Class S Shares is set forth below the bar charts.

      The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing each Fund's average annual returns for 1, 5 and 10 years.


      Past performance is no indication of future results. A more detailed description of how returns are calculated can be found in the Funds' Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                                Money Market Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1994 4.57%
                                   1995 6.19%
                                   1996 5.63%
                                   1997 5.79%
                                   1998 5.69%
                                   1999 5.27%
                                   2000 6.48%
                                   2001 4.16%
                                   2002 1.77%
                                 2003 .........


                           Best Quarter: ___% (_Q/__)
                          Worst Quarter: ___% (_Q/__)



   Average annual total returns
   for the periods ended December 31, 2003                      1 Year      5 Years     10 Years
   ----------------------------------------                     ------      -------     --------

   Money Market Fund Class S* ...............................     %            %           %

   30-Day Yields for the year ended December 31, 2003           Current
   ---------------------------------------------------          -------

   Money Market Fund Class S ................................     %

   7-Day Yields for the year ended December 31, 2003            Current     Effective
   --------------------------------------------------           -------     ---------

   Money Market Fund Class S ................................     %            %


* For periods prior to April 1, 1995, performance results for the Fund do not reflect deductions of all management fees.

      To obtain current yield information, please call 1-800-787-7354.


                         US Government Money Market Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1994 3.87%
                                   1995 5.98%
                                   1996 5.40%
                                   1997 5.59%
                                   1998 5.34%
                                   1999 4.93%
                                   2000 6.24%
                                   2001 3.76%
                                   2002 1.64%
                                      2003

                           Best Quarter: ___% (_Q/__)
                          Worst Quarter: ___% (_Q/__)


   Average annual total returns
   for the periods ended December 31, 2003                1 Year    5 Years     10 Years
   ----------------------------------------               ------     -------     --------

   US Government Money Market Fund Class S ..............    %          %           %

   30-Day Yields for the year ended December 31, 2003     Current
   ---------------------------------------------------    -------

   US Government Money Market Fund Class S ..............    %

   7-Day Yields for the year ended December 31, 2003      Current   Effective
   --------------------------------------------------     -------   ---------

   US Government Money Market Fund Class S ..............    %          %


      To obtain current yield information, please call 1-800-787-7354.


                           Tax Free Money Market Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1994 2.83%
                                   1995 3.76%
                                   1996 3.35%
                                   1997 3.61%
                                   1998 3.36%
                                   1999 3.31%
                                   2000 4.11%
                                   2001 2.80%
                                   2002 1.43%
                                 2003 .........
                                    ---------

                           Best Quarter: ___% (_Q/__)
                          Worst Quarter: ___% (_Q/__)


   Average annual total returns
   for the periods ended December 31, 2003                1 Year     5 Years     10 Years
   ----------------------------------------               ------     -------     ---------

   Tax Free Money Market Fund Class S ...................      %         %           %

   30-Day Yields for the year ended December 31, 2003     Current
   --------------------------------------------------     -------

   Tax Free Money Market Fund Class S ...................      %

   7-Day Yields for the year ended December 31, 2003      Current    Effective
   --------------------------------------------------     -------    ---------

   Tax Free Money Market Fund Class S ...................      %           %


      To obtain current yield information, please call 1-800-787-7354.


                                Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                                           Shareholder Fees
                                               (fees paid directly from your investment)

                                                                     Maximum Sales
                                                      Maximum Sales  Charge (Load)
                                                      Charge (Load)   Imposed on     Maximum
                                                       Imposed on     Reinvested   Deferred Sales   Redemption    Exchange
                                                        Purchases      Dividends    Charge (Load)     Fees          Fees
                                                      -----------    ------------- --------------   ----------    ----------

All Funds, Class S ...............................        None           None           None           None         None





                                                    Annual Fund Operating Expenses#
                                             (expenses that are deducted from Fund assets)
                                                           (% of net assets)

                                                                                                                     Total Net
                                                                      Other Expenses  Total Gross                     Annual
                                                                        (including    Annual Fund   Fee Waivers and     Fund
                                                           Advisory   Administrative   Operating      Expense       Operating
                                                              Fee         Fees)         Expenses    Reimbursement    Expenses
                                                           --------   -------------   ----------    --------------- ---------

Class S Shares
   Money Market Fund## .................................     0.20%          %              %                  %          %
   US Government Money Market Fund .....................     0.20%          %              %                  %          %
   Tax Free Money Market Fund ..........................     0.20%          %              %                  %          %

   # If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.
   ## [FRIMCo has contractually agreed to waive, at least until ___________________, 2005, 0.15% of its 0.25% combined advisory and administrative fees for the Money Market Fund. ]

    * Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2004.

Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through ___________________, 2005. The calculation of costs for the one year period does take into account such waivers.


      Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                           1 Year   3 Years   5 Years   10 Years
                                           ------   -------   -------   --------
Class S
   Money Market Fund ...................      $       $         $         $
   US Government Money Market Fund .....
   Tax Free Money Market Fund ..........

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES


     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.

MONEY MARKET FUND


      Non-Fundamental Investment Objective

               Seeks to maximize current income while preserving capital and liquidity.




      Principal Investment Strategies

               The Money Market Fund invests in a portfolio of high quality money market securities maturing within 397 days or less. The Fund principally invests in securities issued or guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts. The Fund may also invest in securities which receive credit support from a variety of high quality US and foreign institutions. Up to 10% of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund's investments may include variable and floating rate securities whose rates are tied to appropriate money market indexes which reset frequently. The Fund may also invest in securities issued by registered investment companies that are money market funds. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

               The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

US GOVERNMENT MONEY MARKET FUND


      Non-Fundamental Investment Objective

               Seeks to maximize current income while preserving capital and liquidity.



      Principal Investment Strategies


               The US Government Money Market Fund invests in a portfolio of high quality money market securities issued or guaranteed by the US government or any of its agencies and instrumentalities maturing within 397 days or less. These include, among others, the US Treasury, Federal National Mortgage Association, Federal Home Loan Mortgage Association and the Federal Home Loan Bank, as described below. The Fund enters into repurchase agreements collateralized by US government and agency obligations. The Fund's investments may include adjustable rate securities whose rates are tied to appropriate money market indexes and reset periodically. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

               The types of US government obligations the Fund may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance:
               (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years;
               (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association).

               The Fund may use mortgage pass-through securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association, which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation, a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association, a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.


               The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.


TAX FREE MONEY MARKET FUND

      Fundamental Investment Objective


               Seeks to provide federal tax-exempt current income consistent with the preservation of capital and liquidity. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments, the income from which is exempt from federal income tax. The 80% investment requirement applies at the time the Fund invests its assets.


               Principal Investment The Tax Free Money Market Fund invests in a portfolio of high quality short-term debt Strategies securities maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

               The Fund exclusively purchases investment-grade municipal debt obligations providing tax-exempt interest income. Specifically, these obligations are debt obligations, rated A1 or VMIG1 or higher by Moody's Investor Service, Inc. or its equivalent by a nationally recognized statistical rating organization (NRSRO), issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

               Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements are generally letters of credit from foreign or domestic banks.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The following table describes principal types of risks that each Fund is subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


          Risk Associated With             Description                                         Relevant Fund

Fixed-Income Securities                    Prices of fixed-income securities rise and          Money Market
                                           fall in response to interest rate changes.          US Government Money Market
                                           Generally, when interest rates rise, prices of      Tax Free Money Market
                                           fixed-income securities fall. The longer the
                                           duration of the security, the more sensitive
                                           the security is to this risk. A 1% increase in
                                           interest rates would reduce the value of a
                                           $100 note by approximately one dollar if it
                                           had a one-year duration. There is also a risk
                                           that fixed income securities will be
                                           downgraded in credit rating or go into
                                           default. Lower-rated bonds, and bonds with
                                           larger final maturities, generally have higher
                                           credit risks.

Instruments of US and Foreign              Non-US corporations and banks issuing dollar        Money Market
Banks and Branches and                     denominated instruments in the US are not
Foreign Corporations                       necessarily subject to the same regulatory
                                           requirements that apply to US
                                           corporations and banks, such as
                                           accounting, auditing and
                                           recordkeeping standards, the public
                                           availability of information and, for
                                           banks, reserve requirements, loan
                                           limitations and examinations. This
                                           adds to the analytical complexity of
                                           these securities, and may increase
                                           the possibility that a non-US
                                           corporation or bank may become
                                           insolvent or otherwise unable to
                                           fulfill its obligations on these
                                           instruments.

Municipal Obligations                      Municipal obligations are affected by               Tax Free Money Market
                                           economic, business or political developments.
                                           These securities may be subject to provisions
                                           of litigation, bankruptcy and other laws
                                           affecting the rights and remedies of
                                           creditors, or may become subject to future
                                           laws extending the time for payment of
                                           principal and/or interest, or limiting the
                                           rights of municipalities to levy taxes.

Credit and Liquidity Enhancements          Adverse changes in a guarantor's credit             Money Market
                                           quality if contemporaneous with adverse             Tax Free Money Market
                                           changes in the guaranteed security could cause
                                           losses to a Fund and may affect its net asset
                                           value.

Repurchase Agreements                      Under a repurchase agreement, a bank or broker      Money Market
                                           sells securities to a Fund and agrees to            US Government Money Market
                                           repurchase them at the Fund's cost plus
                                           interest. If the value of the securities
                                           declines and the bank or broker defaults on
                                           its repurchase obligation, a Fund could incur
                                           a loss.


US Government Securities                   No assurance can be given that the US               Money Market
                                           government will provide financial support to        US Government Money Market Tax
                                           US government agencies or instrumentalities         Free Money Market
                                           since it is not obligated to do so by law.
                                           Accordingly, US government
                                           obligations may involve risk of loss
                                           of principal and interest.

Mortgage or Asset Backed Securities        Prepayment of principal on mortgage or              Money Market
                                           asset-backed securities may expose a Fund to a      US Government Money Market
                                           lower rate of return upon reinvestment of
                                           principal. Also, if a security subject to
                                           prepayment has been purchased at a premium, in
                                           the event of prepayment the value of the
                                           premium would be lost. Like other fixed-income
                                           securities, the value of mortgage-related
                                           securities is affected by fluctuations in
                                           interest rates.



                             MANAGEMENT OF THE FUNDS


      The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2003, managed over $_____ billion in 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


      Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

      Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management. FRIMCo currently acts as money manager for the Money Market and US Government Money Market Funds and recommends money managers to the Tax Free Money Market Fund, oversees them, and evaluates their results as more fully described below. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

         FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and develops the investment programs for each Fund. FRIMCo also selects, subject to approval of the Fund's Board, and oversees money managers for any Fund not managed by FRIMCo, and allocates such Fund's assets among the money managers. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions. FRIMCo also exercises investment discretion over the portion of Tax Free Money Market Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for the portion of each Fund's assets it directly manages. FRIMCo may also directly manage portions of Tax Free Money Market Fund during periods of transitions from one money manger to another.

         In the last fiscal year, the aggregate annual rate of advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Money Market Fund, _____%, US Government Money Market Fund, _____% and Tax Free Money Market Fund, _____%. Of these aggregate amounts 0.05% is attributable to administrative services.



                               THE MONEY MANAGERS

      The Tax Free Money Market Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Tax Free Money Market Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


      Each money manager has complete discretion to select portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.



                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared             Payable               Funds
--------             -------               -----
Daily............... Monthly               Money Market Fund
                                           US Government Money Market Fund Tax
                                           Free Money Market Fund

      The Funds determine net investment income immediately prior to the determination of their net asset values. This occurs at the earlier of 4:00 p.m. or the close of the New York Stock Exchange on each business day. Net investment income is credited daily to the accounts of shareholders of record prior to the net asset value calculation. The income is accrued daily and paid monthly.


Capital Gains Distributions

      The Board intends to declare long-term capital gain distributions once a year in mid-December to reflect any net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution, if necessary, in any year for operation or other reasons.


Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.


                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


      No portion of a Fund's distributions is expected to qualify for the reduced tax rates applicable to "qualified dividend income" for individual shareholders, or for the dividends received deduction for corporate shareholders.


      Because the Funds expect to maintain a stable $1.00 Share price, you should not have any gain or loss if you sell your Shares.
      Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding Shares of a Fund.

      The Tax Free Money Market Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.


      By law, a Fund generally must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.


      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.


                        HOW NET ASSET VALUE IS DETERMINED


Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.


Valuation of Portfolio Securities

      The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.


                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


      There is currently no required minimum investment in the Funds described in this Prospectus.


      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


      The Funds or FRIMCo each may pay Financial Intermediaries for administrative services provided by those Financial Intermediaries. FRIMCo may also pay Financial Intermediaries for distribution and/or other services.


      Each Fund reserves the right to reject any purchase order for any reason.

      You may purchase Shares through a Financial Intermediary on any business day of the Funds (as outlined in the "Offering Dates and Times" section). The Funds will close early if the NYSE or the bond markets closes early.


      All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.





      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.


Offering Dates and Times


      Orders and payments by federal funds transfer must be received by a Fund or any authorized Fund agent prior to the following designated times (the "order cut-off time") in order to be effective on the date received:


      Money Market Fund-- 4:00 p.m. Eastern Time

      Tax Free Money Market Fund-- 11:45 a.m. Eastern Time

      US Government Money Market Fund-- 12:15 p.m. Eastern Time

      If an order or payment is received (1) after the applicable order cut-off time, (2) on a non-business day, (3) after the recommended closure time on a day on which the Bond Market Association recommends an early closure of the bond markets (4) on a day on which the Bond Market Association recommends a complete closure of the bond markets, (5) after the closure time on a day on which the NYSE closes early or (6) on a Federal Reserve Holiday on which the NYSE is open, then the order will be effective on the next business day.


      Orders and funds transfer payments received by the Funds (1) prior to the applicable order cut-off time will receive the dividend declared on the date of receipt of the order and (2) at or after the applicable order cut-off time will not receive the dividend determined on the date of receipt of the order.

      Check settlement payments received by the Funds prior to or after the applicable order cut-off time will receive the dividend declared on the first business day following receipt of the order.


      Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.


Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.


      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

         An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.


Systematic Exchange Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.


      A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.



                              HOW TO REDEEM SHARES


      Shares may be redeemed through your Financial Intermediary on any business day of the Funds as outlined in the "Redemption Dates and Times" section of this Prospectus. Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.



Redemption Dates and Times

      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to the following designated times (the "redemption cut-off time") to be effective on the date received. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

      Money Market Fund-- 4:00 p.m. Eastern Time

      Tax Free Money Market Fund-- 11:45 a.m. Eastern Time

      US Government Money Market Fund-- 12:15 p.m. Eastern Time

      If a redemption request is received (1) after the applicable order cut-off time, (2) on a non-business day, (3) after the recommended closure time on a day on which the Bond Market Association recommends an early closure of the bond markets (4) on a day on which the Bond Market Association recommends a complete closure of the bond markets, (5) after the closure time on a day on which the NYSE closes early or (6) on a Federal Reserve Holiday on which the NYSE is open, then the order will be effective on the next business day.


      Redemptions received by the Funds (1) prior to the applicable redemption cut-off time will not receive the dividend declared on the date of receipt of the redemption request and (2) at or after the applicable redemption cut-off time will receive the dividend determined on the date of receipt of the redemption request.


Systematic Withdrawal Program

      If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

      You may choose to have the payments mailed to you or directed to your bank account by electronic funds transfer. If you invest through certain Financial Intermediaries, your payment will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.


                         PAYMENT OF REDEMPTION PROCEEDS


      Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you request your redemption proceeds be wired, the proceeds will be sent to your predesignated bank account not later than the next bank business day after the Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will be wired on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.



                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS


Written Instructions

      The Funds require that written instructions be in proper form, and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

      o  The Fund name and account number

      o  Details related to the transaction including type and amount

      o  Signatures of all owners exactly as registered on the account

      o  Any supporting legal documentation that may be required


Responsibility for Fraud

      Neither the Funds nor their transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name". Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

      The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund has not been in operation for 60 months, since the beginning of operations for that Fund). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by [ ], whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.


Money Market Fund--Class S


                                                       Fiscal Year Ended                                       Year Ended
                                                         October 31,                                          December 31,
                                                         -----------                                          ------------

                                                      2003         2002         2001         2000*         1999          1998
                                                      ----         ----         ----         -----         ----          ----

Net Asset Value, Beginning of Period..............    [ ]        $  1.0000     $  1.0000    $  1.0000     $  1.0000      $ 1.0000
                                                                 ---------     ---------    ---------     ---------      --------

Income From Operations
   Net investment income..........................    [ ]           .0185         .0483        .0519         .0515           .0553
                                                                 ---------     ---------    ---------     ---------      --------


Distributions
   From net investment income.....................    [ ]          (.0185)       (.0483)      (.0519)       (.0515)       (.0553)
                                                                 ---------     ---------    ---------     ---------      --------


Net Asset Value, End of Period....................    [ ]        $  1.0000     $  1.0000  $    1.0000     $  1.0000     $  1.0000
                                                                 =========     =========  ===========     =========     =========
Total Return (%)(a)...............................    [ ]             1.87          4.94         5.32          5.27          5.69

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).......    [ ]        1,904,819     1,886,741    1,757,430     2,026,717     1,605,026
   Ratios to average net assets (%)(b):
      Operating Expenses, net.....................    [ ]              .14           .14          .17           .17           .16
      Operating Expenses, gross...................    [ ]              .29           .29          .32           .32           .31
      Net investment income.......................    [ ]             1.84          4.78         6.23          5.15          5.54

 *   For the ten months ended October 31, 2000.
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.



US Government Money Market Fund--Class S


                                                             Fiscal Year Ended
                                                                October 31,                                   Year Ended
                                                                                                              December 31,
                                                             2003     2002        2001        2000*       1999       1998
                                                             ----     ----        ----        -----       ----       ----

Net Asset Value, Beginning of Period......................   [ ]      $ 1.0000    $ 1.0000    $ 1.0000   $ 1.0000    $ 1.0000
                                                                      --------    --------    --------   --------    --------

Income From Operations
   Net investment income..................................   [ ]         .0173      .0446        .0500      .0483       .0520
                                                                     ---------    ----------  ---------- ---------   ---------

Distributions
   From net investment income.............................   [ ]       (.0173)      (.0446)      (.0500)   (.0483)    (.0520)
                                                                      --------    ----------  ---------- --------  ---------

Net Asset Value, End of Period............................   [ ]      $ 1.0000    $ 1.0000    $ 1.0000   $ 1.0000    $ 1.0000
                                                                      ========    ========    ========   ========    ========
Total Return (%)(a).......................................   [ ]          1.74        4.55        5.12       4.93        5.34

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...............   [ ]        93.182     108,884      81,316    190,150     166,224
   Ratios to average net assets (%)(b):
      Operating expenses, net.............................   [ ]           .25         .37         .32        .30         .32
      Operating expenses, gross...........................   [ ]           .45         .63         .58        .54         .55
      Net investment income...............................   [ ]          1.73        4.43        5.91       4.83        5.20

 *   For the ten months ended October 31, 2000.
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.




Tax Free Money Market Fund--Class S

                                                                  Fiscal Year Ended                           Year Ended
                                                                    October 31,                              December 31,
                                                                    -----------                              ------------

                                                             2003       2002        2001       2000*       1999       1998
                                                             ----       ----        ----       -----       ----       ----

Net Asset Value, Beginning of Period....................     [ ]        $ 1.0000   $ 1.0000    $ 1.0000    $ 1.0000   $ 1.0000
                                                                        --------   --------    --------    --------   --------

Income From Operations
   Net investment income................................     [ ]           .0152      .0317       .0333       .0326     .0331
                                                                         -------    -------     -------     -------   -------

Distributions
   From net investment income...........................     [ ]          (.0152)    (.0317)     (.0333)    (.0326)    (.0331)
                                                                        --------   --------    --------   -------- - --------

Net Asset Value, End of Period..........................     [ ]        $ 1.0000   $ 1.0000    $ 1.0000    $ 1.0000   $ 1.0000
                                                                        ========   ========    ========    ========   ========
Total Return (%)(a).....................................     [ ]            1.53       3.22        3.38        3.31       3.36

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).............     [ ]         174,623    180,699     169,808     246,695    194,663
   Ratios to average net assets (%)(b):
      Operating Expenses, net...........................     [ ]             .25        .30         .34         .21        .34
      Operating Expenses, gross.........................     [ ]             .35        .40         .44         .31        .44
      Net investment income.............................     [ ]            1.52       3.17        3.96        3.28       3.29

   * For the ten months ended October 31, 2000. (a) Periods less than one year are not annualized. (b) The ratios for periods less than one year are annualized.


                            MONEY MANAGER INFORMATION


      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company. A complete list of current money managers for the Funds can also be found at www.Russell.com.


                                Money Market Fund

         Frank Russell Investment Management Company, 909 A Street, Tacoma, WA 98402. US Government Money Market Fund

         Frank Russell Investment Management Company, 909 A Street, Tacoma, WA 98402.

                           Tax Free Money Market Fund

         Weiss, Peck & Greer, LLC, One New York Plaza, 30th Floor, New York, NY 10004.

       When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at: Frank Russell Investment Company 909 A Street Tacoma, WA 98402
Telephone: 1-800-787-7354 Fax: 253-591-3495 www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   Class S Shares:
   Money Market Fund
   US Government Money Market Fund
   Tax Free Money Market Fund




                         Distributor: Russell Fund Distributors, Inc.
[Russell Logo]         Frank Russell Investment Company's SEC File No. 811-3153
                                                             36-08-059 (0304)

      RUSSELL
       FUNDS

                        FRANK RUSSELL INVESTMENT COMPANY






           Russell Funds



  PROSPECTUS
  CLASS C SHARES:
  DIVERSIFIED EQUITY FUND
  QUANTITATIVE EQUITY FUND
  TAX-MANAGED LARGE CAP FUND
  SPECIAL GROWTH FUND
  TAX-MANAGED MID & SMALL CAP FUND
  SELECT GROWTH FUND
  SELECT VALUE FUND

  REAL ESTATE SECURITIES FUND
  INTERNATIONAL SECURITIES FUND
  EMERGING MARKETS FUND
  DIVERSIFIED BOND FUND
  MULTISTRATEGY BOND FUND
  SHORT TERM BOND FUND
  TAX EXEMPT BOND FUND



March 1, 2004





  909 A STREET, TACOMA, WA 98402 o 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                             [Russell Logo]

                                Table of Contents


Risk/Return Summary..........................................................  1
   Investment Objective, Principal Investment Strategies and Principal Risks.  1
   Performance...............................................................  9
   Fees and Expenses......................................................... 25

The Purpose of the Funds-- Multi-Style, Multi-Manager Diversification........27
Management of the Funds......................................................50
Investment Objective and Principal Investment Strategies.....................29
Risks........................................................................46
The Money Managers...........................................................52
Portfolio Turnover...........................................................53
Dividends and Distributions..................................................53
Taxes........................................................................54
How Net Asset Value is Determined............................................55
Distribution and Shareholder Servicing Arrangements..........................55
How to Purchase Shares.......................................................56
Exchange Privilege...........................................................57
How to Redeem Shares.........................................................58
Payment of Redemption Proceeds...............................................58
Other Things to Know About Share Transactions................................58
Financial Highlights.........................................................60
Money Manager Information....................................................75

                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks



     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.



DIVERSIFIED EQUITY FUND
-----------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.


      Principal  Investment  Strategies

               The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

      Principal Risks

               An investment in the Diversified Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

QUANTITATIVE EQUITY FUND
------------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment Strategies

               The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.


               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.


               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

      Principal Risks

               An investment in the Quantitative Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


TAX-MANAGED LARGE CAP FUND
--------------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth on an after-tax basis.



      Principal Investment  Strategies

               The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500 Index.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style.

               The Fund seeks to realize capital growth while managing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to manage its realization of capital gains and to offset such realization of capital gains with capital losses where the money managers believe it is appropriate. The Fund intends to be fully invested at all times.


      Principal Risks


               An investment in the Tax-Managed Large Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SPECIAL GROWTH FUND
-------------------


      Non-Fundamental Investment Objective

               Seeks to provide long-term capital growth.



      Principal Investment Strategies

               The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

      Principal Risks

               An investment in the Special Growth Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


TAX-MANAGED MID & SMALL CAP FUND
--------------------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth on an after tax basis.



      Principal Investment  Strategies

               The Tax-Managed Mid & Small Cap Fund invests primarily in equity securities of small and medium capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Index.


               The Fund generally pursues a market-oriented style of security selection. The money manager selects securities from the growth and value segments of the market. The Fund seeks to realize capital growth while managing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to manage its realization of capital gains and offset such realization of capital gains with capital losses where the money manager believes it is appropriate. The Fund intends to be fully invested at all times.


      Principal Risks

               An investment in the Tax-Managed Mid & Small Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, investing in securities of small capitalization companies, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT GROWTH FUND
------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment  Strategies


               The Select Growth Fund invests primarily in large and medium capitalization stocks with some exposure to small and micro capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.


               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

      Principal Risks

               An investment in the Select Growth Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SELECT VALUE FUND
-----------------


      Non-Fundamental Investment Objective


               Seeks to provide long term capital growth.


      Principal Investment  Strategies

               The Select Value Fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

      Principal Risks

               An investment in the Select Value Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.



REAL ESTATE SECURITIES FUND
---------------------------


      Non-Fundamental Investment Objective

               Seeks to provide current income and long term capital growth.



      Principal Investment Strategies


               The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments primarily in equity securities of issuers whose value is derived from ownership, development and management of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.


               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

      Principal Risks

               An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

INTERNATIONAL SECURITIES FUND
-----------------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.


       Principal Investment Strategies

               The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

      Principal Risks

               An investment in the International Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EMERGING MARKETS FUND
---------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment   Strategies

               The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

      Principal Risks

               An investment in the Emerging Markets Fund, like any investment, has risks which may be higher than other types of investments due to the higher risks associated with emerging markets investments. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

DIVERSIFIED BOND FUND
---------------------

      Non-Fundamental Investment Objective

               Seeks to provide current income and the preservation of capital.


      Principal Investment Strategies

               The Diversified Bond Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [____] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

      Principal Risks

               An investment in the Diversified Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

MULTISTRATEGY BOND FUND
-----------------------


      Non-Fundamental Investment Objective

               Seeks to provide current income and capital appreciation.



      Principal Investment Strategies

               The Multistrategy Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [___] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

      Principal Risks

               An investment in the Multistrategy Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

SHORT TERM BOND FUND
--------------------


      Non-Fundamental Investment Objective

               Seeks to provide current income and preservation of capital with a focus on short duration securities.


      Principal Investment Strategies

               The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."


               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was [____] years as of December 31, 2003, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

      Principal Risks

               An investment in the Short Term Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


TAX EXEMPT BOND FUND
--------------------

      Fundamental Investment  Objective


               Seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments, the income from which is exempt from federal income tax.


      Principal Investment Strategies

               The Tax Exempt Bond Fund concentrates its investments in investment-grade municipal debt obligations providing federal tax-exempt interest income. The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers 1-10 Year Municipal Bond Index, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market.

      Principal Risks

               An investment in the Tax Exempt Bond Fund, like any investment, has risks. The value of the Fund fluctuates with interest rates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal obligations and repurchase agreements, credit and liquidity enhancements, securities lending and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

      An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                   Performance

      The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class C Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class C Shares are set forth below the bar charts.

      The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Securities Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

      Returns for periods prior to the date each Fund (other than the Select Growth and Select Value Funds) first issued Class C Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. Except for the Short Term Bond, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Tax Exempt Bond, Select Growth and Select Value Funds, all Funds first issued Class C Shares on January 27, 1999. The Short Term Bond Fund first issued Class C Shares on March 3, 1999. The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds first issued Class C Shares on December 1, 1999. The Tax Exempt Bond Fund first issued Class C Shares on March 29, 1999. The Select Growth and Select Value Funds commenced operations on January 31, 2001.

      For periods prior to April 1, 1995, performance results for the Emerging Markets and Short Term Bond Funds do not reflect deduction of investment management fees.


      Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Funds' Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                             Diversified Equity Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                   1994 -0.01%
                                   1995 35.17%
                                   1996 23.29%
                                   1997 30.75%
                                   1998 25.64%
                                   1999 17.23%
                                   2000 -11.87%
                                   2001 -15.69%
                                   2002 -23.03%
                                   2003 .......


                           Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)


  Average annual total returns
  for the periods ended December 31, 2003                                    1 Year   5 Years  10 Years
  ---------------------------------------                                    ------    ------  -------

Return Before Taxes, Class C..............................................        %          %          %

Return After Taxes on Distributions, Class C..............................        %          %          %

Return After Taxes on Distributions and Sale of Funds Shares, Class C.....        %          %          %

Russell 1000(R)Index......................................................        %          %          %


                            Quantitative Equity Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                   1994 0.19%
                                   1995 37.69%
                                   1996 22.94%
                                   1997 31.71%
                                   1998 24.34%
                                   1999 20.35%
                                   2000 -8.10%
                                   2001 -11.44%
                                   2002 -23.86%
                                   2003 .........


                          Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)



  Average annual total returns
  for the periods ended December 31, 2003                                           1 Year       5 Years     10 Years
  ---------------------------------------                                           ------       -------     --------

  Return Before Taxes, Class C....................................................         %            %          %

  Return After Taxes on Distributions, Class C....................................         %            %          %

  Return After Taxes on Distributions and Sale of Funds Shares, Class C...........         %            %          %

  Russell 1000(R)Index............................................................         %            %          %


                           Tax-Managed Large Cap Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                   1997 31.73%
                                   1998 32.08%
                                   1999 4.32%
                                   2000 -9.48%
                                   2001 -11.48%
                                   2002 -26.06%
                                   2003 .........


                          Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)


  Average annual total returns                                                                                       Since
  for the periods ended December 31, 2003                                                   1 Year      5 Years      Inception*
  ---------------------------------------                                                   ------      -------      ----------

  Return Before Taxes, Class C..........................................................           %           %            %

  Return After Taxes on Distributions, Class C..........................................           %           %            %

  Return After Taxes on Distributions and Sale of Funds Shares, Class C.................           %           %            %

  S&P 500 Composite Stock Price Index...................................................           %           %            %


* The Tax-Managed Large Cap Fund commenced operations on October 7, 1996.


                               Special Growth Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                   1994 -3.71%
                                   1995 28.52%
                                   1996 18.55%
                                   1997 27.90%
                                   1998 0.03%
                                   1999 20.40%
                                   2000 8.05%
                                   2001 -3.28%
                                   2002 -20.03%
                                   2003 .........


                          Best Quarter: ____% (_Q/__)
                        Worst Quarter: (____7%) (_Q/__)



  Average annual total returns
  for the periods ended December 31, 2003                                                     1 Year     5 Years        10 Years
  ---------------------------------------                                                     ------     -------        -------

  Return Before Taxes, Class C............................................................           %          %       %

  Return After Taxes on Distributions, Class C............................................           %          %       %

  Return After Taxes on Distributions and Sale of Funds Shares, Class C...................           %          %       %

  Russell 2500(TM)Index.....................................................................         %          %       %

  Russell 2000(R)Index....................................................................           %          %       %


                        Tax-Managed Mid & Small Cap Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                   2000 -6.95%
                                   2001 -11.85%
                                   2002 -18.22%
                                  2003 .........


                          Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)



  Average annual total returns                                                                                       Since
  for the periods ended December 31, 2003                                                               1 Year       Inception*
  ---------------------------------------                                                               ------       ----------

  Return Before Taxes, Class C......................................................................           %             %

  Return After Taxes on Distributions, Class C......................................................           %             %

  Return After Taxes on Distributions and Sale of Funds Shares, Class C.............................           %             %

  Russell 2500(TM)Index...............................................................................         %             %

  Russell Small Cap Completeness Index**............................................................           %             %


 *   The Tax-Managed Mid & Small Cap Fund commenced operations on December 1, 1999.
**  The Russell Small Cap Completeness  Index(TM) is made up of the companies in the Russell  3000(R) Index less the companies in the S&P 500 Composite Stock
    Price  Index.  The Fund uses the Russell  Small Cap  Completeness  Index for management and construction of the Fund's portfolio.


                               Select Growth Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                  2002 -30.21%
                                  2003 .........

                          Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)



  Average annual total returns                                                                                       Since
  for the periods ended December 31, 2003                                                               1 Year       Inception*
  ---------------------------------------                                                               ------       ----------

  Return Before Taxes, Class C......................................................................           %             %

  Return After Taxes on Distributions, Class C......................................................           %             %

  Return After Taxes on Distributions and Sale of Funds Shares, Class C.............................           %             %

  Russell 1000(R)Growth Index........................................................................           %             %

* The Select Growth Fund commenced operations on January 31, 2001.


                                Select Value Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                  2002 -19.69%
                                  2003 .........

                          Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)



  Average annual total returns                                                                                       Since
  for the periods ended December 31, 2003                                                                1 Year      Inception*
  ---------------------------------------                                                                ------      ----------

  Return Before Taxes, Class C......................................................................            %            %

  Return After Taxes on Distributions, Class C......................................................            %            %

  Return After Taxes on Distributions and Sale of Funds Shares, Class C.............................            %            %

  Russell 1000(R)Value Index.........................................................................           %            %


* The Select Value Fund commenced operations on January 31, 2001.


                           Real Estate Securities Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                   1994 7.24%
                                   1995 10.87%
                                   1996 36.81%
                                   1997 18.20%
                                   1998 -16.25%
                                   1999 -0.38%
                                   2000 28.10%
                                   2001 6.62%
                                   2002 2.34%
                                   2003 .........



                          Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)



  Average annual total returns
  for the periods ended December 31, 2003                                                         1 Year      5 Year      10 Years
  ---------------------------------------                                                         -----       ------      --------

  Return Before Taxes, Class C................................................................         %         %          %

  Return After Taxes on Distributions, Class C................................................         %         %          %

  Return After Taxes on Distributions and Sale of Funds Shares, Class C.......................         %         %          %

  NAREIT Equity REIT Index....................................................................         %         %          %


                          International Securities Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                   1994 4.86%
                                   1995 10.20%
                                   1996 7.50%
                                   1997 -0.42%
                                   1998 12.53%
                                   1999 29.35%
                                   2000 -12.32%
                                   2001 -22.77%
                                   2002 -16.77%
                                   2003 .........


                          Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)



  Average annual total returns
  for the periods ended December 31, 2003                                                     1 Year      5 Years     10 Years
  ---------------------------------------                                                     ------      -------     --------

  Return Before Taxes, Class C............................................................           %           %           %

  Return After Taxes on Distributions, Class C............................................           %           %           %

  Return After Taxes on Distributions and Sale of Funds Shares, Class C...................           %           %           %

  MSCI EAFE Index.........................................................................           %           %           %


                              Emerging Markets Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                   1994 -5.83%
                                   1995 -8.21%
                                   1996 12.26%
                                   1997 -3.45%
                                   1998 -27.61%
                                   1999 47.91%
                                   2000 -31.57%
                                   2001 -4.23%
                                   2002 -8.46%
                                   2003 .........


                         Best Quarter: _____% (__Q/__)
                        Worst Quarter: (_____%) (__Q/__)



  Average annual total returns
  for the periods ended December 31, 2003                                                     1 Year          5 Years      10 Years
  ---------------------------------------                                                     ------          -------      -------

  Return Before Taxes, Class C............................................................          %           %           %

  Return After Taxes on Distributions, Class C............................................          %           %           %

  Return After Taxes on Distributions and Sale of Funds Shares, Class C...................          %           %           %

  MSCI Emerging Markets Free Index........................................................          %           %           %


                              Diversified Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                   1994 -3.25%
                                   1995 17.76%
                                   1996 3.32%
                                   1997 8.36%
                                   1998 7.62%
                                   1999 -2.14%
                                   2000 10.14%
                                   2001 6.93%
                                   2002 8.18%
                                   2003 .........


                           Best Quarter: ___% (_Q/__)
                         Worst Quarter: (___%) (_Q/__)



  Average annual total returns
  for the periods ended December 31, 2003                                                          1 Year    5 Years   10 Years
  ---------------------------------------                                                          ------    -------   --------

  Return Before Taxes, Class C................................................................           %          %         %

  Return After Taxes on Distributions, Class C................................................           %          %         %

  Return After Taxes on Distributions and Sale of Funds Shares, Class C.......................           %          %         %

  Lehman Brothers Aggregate Bond Index........................................................           %          %         %

  30-Day Yields for the year ended December 31, 2003

  Class C................................. %


      To obtain current yield information, please call 1-800-787-7354.

                             Multistrategy Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                   1994 -4.35%
                                   1995 17.92%
                                   1996 4.97%
                                   1997 9.50%
                                   1998 6.58%
                                   1999 -1.71%
                                   2000 8.79%
                                   2001 6.42%
                                   2002 7.66%
                                   2003 .........

                           Best Quarter: ___% (_Q/__)
                         Worst Quarter: (___%) (_Q/__)



  Average annual total returns
  for the periods ended December 31, 2003                                                       1 Year      5 Years        10 Years
  ---------------------------------------                                                       ------      ------         -------

  Return Before Taxes, Class C...............................................................         %          %          %

  Return After Taxes on Distributions, Class C...............................................         %          %          %

  Return After Taxes on Distributions and Sale of Funds Shares, Class C......................         %          %          %

  Lehman Brothers Aggregate Bond Index.......................................................         %          %          %

  30-Day Yields for the year ended December 31, 2003

  Class C.................................  %

      To obtain current yield information, please call 1-800-787-7354.

                              Short Term Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                   1994 0.82%
                                   1995 9.95%
                                   1996 4.76%
                                   1997 6.02%
                                   1998 6.09%
                                   1999 2.19%
                                   2000 6.51%
                                   2001 7.29%
                                   2002 5.27%
                                   2003 .........

                           Best Quarter: ___% (_Q/__)
                         Worst Quarter: (___%) (_Q/__)



  Average annual total returns
  for the periods ended December 31, 2003                                                           1 Year    5 Years   10 Years
  ---------------------------------------                                                           -----     ------    -------

  Return Before Taxes, Class C...................................................................       %          %          %

  Return After Taxes on Distributions, Class C...................................................       %          %          %

  Return After Taxes on Distributions and Sale of Funds Shares, Class C..........................       %          %          %

  Merrill Lynch 1-2.99 Years Treasury Index......................................................       %          %          %

  30-Day Yields for the year ended December 31, 2003

  Class C.................................  %


      To obtain current yield information, please call 1-800-787-7354.


                              Tax Exempt Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                   [Bar Chart]

                                   1994 -0.54%
                                   1995 7.81%
                                   1996 3.07%
                                   1997 4.92%
                                   1998 4.82%
                                   1999 -1.24%
                                   2000 6.70%
                                   2001 3.97%
                                   2002 7.10%
                                   2003 .........


                           Best Quarter: ___% (_Q/__)
                         Worst Quarter: (___%) (_Q/__)



  Average annual total returns
  for the periods ended December 31, 2003*                                                     1 Year      5 Years     10 Years
  ----------------------------------------                                                     ------      -------     --------

  Return Before Taxes, Class C.............................................................         %          %            %

  Return After Taxes on Distributions, Class C.............................................         %          %            %

  Return After Taxes on Distributions and Sale of Funds Shares, Class C....................         %          %            %

  Lehman Brothers Municipal 1-10 Year Index................................................         %          %        --

  Yields for the year ended December 31, 2003
  ---------------------------------------------
  30-Day Yield

  Class C........................           %

  30-Day Tax Equivalent Yield

  Class C........................           %


               * The performance of the Tax Exempt Bond Fund prior to January 1,
               1999 reflects a higher advisory fee than is currently borne by the Fund.

               To obtain current yield information, please call 1-800-787-7354.

                           Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                            Maximum Sales
                                                          Maximum Sales     Charge (Load)     Maximum
                                                          Charge (Load)      Imposed on    Deferred Sales
                                                           Imposed on       Reinvested       Charge        Redemption   Exchange
                                                            Purchases        Dividends       (Load)          Fees         Fees
                                                            ---------        ---------      -----------    -----------   ---------

All Funds, Class C.................................           None             None             None           None       None




                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)

                                                                             Other
                                                                             Expenses
                                                                             (including        Total
                                                                             Administrative    Gross
                                                                             Fees and          Annual                     Total
                                                                Distribution Shareholder        Fund    Fee Waivers     Net Fund
                                                     Advisory    (12b-1)     Servicing        Operating and Expense      Operating
                                                     Fee         Fees**      Fees)            Expenses  Reimbursements#  Expenses
                                                     -------    -------      -------          -------   ---------------- ----------
Class C Shares*
   Diversified Equity.........................       0.73%       0.75%               %              %             %            %
   Quantitative Equity........................       0.73%       0.75%               %              %             %            %
   Tax-Managed Large Cap......................       0.70%       0.75%               %              %             %            %
   Special Growth.............................       0.90%       0.75%               %              %             %            %
   Tax-Managed Mid & Small Cap#...............       0.98%       0.75%               %              %             %            %
   Select Growth #............................       0.80%       0.75%               %              %             %            %
   Select Value#..............................       0.70%       0.75%               %              %             %            %
   Real Estate Securities.....................       0.80%       0.75%               %              %             %            %
   International Securities...................       0.90%       0.75%               %              %             %            %
   Emerging Markets...........................       1.15%       0.75%               %              %             %            %
   Diversified Bond...........................       0.40%       0.75%               %              %             %            %
   Multistrategy Bond.........................       0.60%       0.75%               %              %             %            %
   Short Term Bond#...........................       0.45%       0.75%               %              %             %            %
   Tax Exempt Bond............................       0.30%       0.75%               %              %             %            %

* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.
** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class C Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

*** Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2004.

# [For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until ____________, 2005, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ____% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

    For the Select Growth Fund, FRIMCo has contractually agreed to waive at least until _____________, 2005, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C exceed ___% of the average daily net assets of such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C to ___%.

    For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until _____________, 2005, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C exceed ___% of the average daily net assets of such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C to ___%.

    For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until _____________, 2005, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ___% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. ]

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial
    Intermediary for information concerning what additional fees, if any, will be charged.



      In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves and collateral for all Funds (except the Tax Exempt Bond Fund which invests its cash reserves and collateral in the Tax Free Money Market Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in FRIC's Money Market Fund and Tax Free Money Market Fund are 0.10% (net of fee waivers and reimbursements) and 0.25%, respectively.


Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through _____________, 2005. The calculation of costs for the one year period does take into account such waivers.

      Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                                                          1 Year   3 Years     5 Years   10 Years
                                                                                          -------  -------     -------   -------

Class C Shares
   Diversified Equity Fund.............................................................   $         $         $         $
   Quantitative Equity Fund............................................................
   Tax-Managed Large Cap Fund..........................................................
   Special Growth Fund.................................................................
   Tax-Managed Mid & Small Cap Fund....................................................
   Select Growth Fund..................................................................
   Select Value Fund...................................................................
   Real Estate Securities Fund.........................................................
   International Securities Fund.......................................................
   Emerging Markets Fund...............................................................
   Diversified Bond Fund...............................................................
   Multistrategy Bond Fund.............................................................
   Short Term Bond Fund................................................................
   Tax Exempt Bond Fund................................................................







                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

      Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

      Three functions form the core of Russell's consulting services:

      o Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

      o  Asset  Allocation:  Allocating a client's  assets among different asset
         classes,   such  as   common   stocks,   fixed-income    securities,
         international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

      o Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.



                             MANAGEMENT OF THE FUNDS

      The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2003, managed over $_____ billion in 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

      Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

      Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers as more fully described below. Each of the Fund's money managers makes investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

         FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo develops the investment programs for each Fund, selects, subject to approval of the Funds' Board, money managers for the Funds, allocates Fund assets among the money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. FRIMCo may also directly manage portions of a Fund during periods of transitions from one money manger to another.

      FRIMCo's officers and employees who manage the FRIC Funds and oversee the money managers of the FRIC Funds are:

      o Thomas F. Hanly, Chief Investment Officer of Russell and FRIMCo since January 2004. From 1999 to 2003, Mr. Hanly was Chief Financial Officer of Russell. From 1997 to 1999, Mr. Hanly served as a Director of Frank Russell Capital.

       o Randall P. Lert, who has been Chief Portfolio Strategist of FRIMCo since January 2004. From 1989 to 2003, Mr. Lert was Chief Investment Officer of FRIMCo.

      o Ernest Ankrim, Ph.D., Chief Investment Strategist since January 2003. Dr. Ankrim was Director, Portfolio Strategy for FRIMCo from January 2001 to December 2002. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

      o Randal C. Burge, Director, Global Equity since January 2003. Mr. Burge was Director, Portfolio Management from December 2001 to December 2002. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

      o Jean Carter, Managing Director, Strategic Investment Resources since January 2003. Ms. Carter was Director, North American IMG from December 2001 to December 2002. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

      o James Duberly, Director of Global Fixed Income of FRIMCo since 2002. From 1998 to 2002, Mr. Duberly was a Portfolio Manager with Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1998, Mr. Duberly was a Senior Portfolio Manager with the Bank for International Settlements based in Basel, Switzerland.

      o Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

      o Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

      o Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

      o Paul R. Greenwood, Director of US Equity for FRIMCo since 2002. From 1993 to 2002, Mr. Greenwood was a Senior Research Analyst for Russell.

      o Robert E. Hall, who has been a Portfolio Manager of FRIMCo since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo.

      o Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for Russell.

      o James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' cash reserves and arranges brokerage execution of certain money manager portfolio decisions on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

      o James A. Jornlin, who has been a Portfolio Manager of FRIMCo since July 1996.

      o Noel Lamb, Director and North American Chief Investment Officer of FRIMCo since January 2003. From 1997 to 2002, Mr. Lamb was Director of Portfolio Management of Frank Russell Company Limited, an affiliate of FRIMCo.

      o Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for Russell from 1995 to 1997 and a Senior Research Analyst for Russell from 1997 to 2000.

      o Michael R. Ruff, who has been a Portfolio Manager of FRIMCo since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst for Russell. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst with Russell.

      o Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for Russell. From 1995 to 1999, Mr. Skatrud was
         Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

      o Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

The following   lists  the   officers  and   employees   who  have  primary
responsibility  for the  management of the FRIC Funds:

      o Jeffrey Hussey and Michael Ruff have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.

      o Michael Ruff and Jeff Hussey have primary responsibility for the management of the Short Term Bond and Tax Exempt Bond Funds.

      o Dennis Trittin and Ron Dugan have primary responsibility for the management of the Equity I and Diversified Equity Funds.

      o Erik Ogard and Dennis Trittin have primary responsibility for the management of the Equity II, Special Growth and Select Growth Funds.

      o Ron Dugan and Dennis Trittin have primary responsibility for the management of the Equity Q, Quantitative Equity and Select Value Funds.

      o Steve Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap Fund.

      o Steve Skatrud and Erik Ogard have primary responsibility for the management of the Tax-Managed Mid & Small Cap Fund.

      o Robert Hall and James Jornlin have primary responsibility for the management of the Emerging Markets Fund.

      o James Jornlin and Ann Duncan have primary responsibility for the management of the International and International Securities Funds.

      o Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

     o    RonDugan  and  Michael  Ruff  have  primary   responsibility  for  the
          management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

      o Stephen Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

      In the last fiscal year, the aggregate annual rate of advisory and administrative fees, paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Diversified Equity Fund, _____%; Quantitative Equity Fund, _____%; Tax-Managed Large Cap Fund, _____%; Special Growth Fund, _____%; Tax-Managed Mid & Small Cap Fund, _____%; Select Growth Fund, _____%; Select Value Fund, _____%; Real Estate Securities Fund, ____%; International Securities Fund, _____%; Emerging Markets Fund, _____%; Diversified Bond Fund, _____%; Multistrategy Bond Fund, _____%; Short Term Bond Fund, _____%; and Tax Exempt Bond Fund, _____%. Of these aggregate amounts 0.05% is attributable to administrative services.


                               THE MONEY MANAGERS

      Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

      Each money manager has complete discretion to select portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

      Geewax, Terker & Company manages the Tax-Managed Mid & Small Cap Fund. John Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD (all but dissertation) from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and the Chief Investment Officer. In this capacity, he serves as a portfolio manager, and has oversight responsibility for the research and development and trading functions of the firm.


                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES


     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.


DIVERSIFIED EQUITY FUND
-----------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment Strategies


               The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND
------------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment Strategies


               The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/ cash flow models, price/ earnings models, earnings surprise and earnings estimate revisions models and price momentum models.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.





               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX-MANAGED LARGE CAP FUND
--------------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth on an after-tax basis.



      Principal Investment Strategies


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in large capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of the U.S. companies in the S&P 500 Index ranged from approximately $295.5 billion to $400 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another.

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund seeks to realize capital growth while managing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The Fund is designed for long-term investors who seek to reduce the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

               The  Fund  intends  to  manage  its  taxable   distributions   to
               shareholders in two ways:

               o First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys o stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

               o Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money managers believe o it is appropriate. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.


               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.


               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND
-------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment  Strategies


               The Special  Growth Fund invests  primarily  in common  stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $3.1 billion to $117million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX-MANAGED MID & SMALL CAP FUND
--------------------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth on an after-tax basis.



      Principal Investment  Strategies


               The Tax-Managed Mid & Small Cap Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in medium and small capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $40 billion to $1.2 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund generally pursues a market-oriented style of security selection. The money manager selects securities from the growth and value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small and medium capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and include both growth and value securities.

               The Fund seeks to realize capital growth while managing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.


               The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.


      The Fund intends to manage its taxable distributions to shareholders in two ways:


               o First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.


               o Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money manager believes it is appropriate. To do so, when the Fund sells shares of an appreciated o portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.


               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.





               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT GROWTH FUND
------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment  Strategies


               The Select Growth Fund invests primarily in large and medium capitalization stocks with some exposure to small and micro capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.


               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.





               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT VALUE FUND
-----------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment  Strategies


               The Select Value Fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.


               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.




               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.




               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND
---------------------------


      Non-Fundamental Investment Objective

               Seeks to provide current income and long term capital growth.


      Principal Investment Strategies

               The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments primarily in equity securities of issuers whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment Strategies


               The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies.


               To a limited extent, the Fund may also invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.

               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.


       Principal Investment   Strategies

               The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

               The Fund invests in common stocks of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

DIVERSIFIED BOND FUND
---------------------


      Non-Fundamental Investment Objective

               Seeks to provide current income and the preservation of capital.



      Principal Investment Strategies

               The Diversified Bond Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [____] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND
-----------------------


      Non-Fundamental Investment Objective

               Seeks to provide current income and capital appreciation.




      Principal Investment Strategies

               The Multistrategy Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [____] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------


      Non-Fundamental Investment Objective

               Seeks to provide current income and preservation of capital with a focus on short duration securities.


      Principal Investment Strategies

               The Short Term Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was [____] years as of December 31, 2003, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX EXEMPT BOND FUND
--------------------

      Fundamental Investment  Objective

               Seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments, the income from which is exempt from federal income tax.

      Principal Investment Strategies

               The Tax Exempt Bond Fund concentrates its investments in investment-grade municipal debt obligations providing federal tax-exempt interest income. Specifically, these obligations are debt obligations issued by states, territories and possessions of the US and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax. This fundamental policy can only be changed by a vote of the shareholders of the Fund. The 80% investment requirement applies at the time the Fund invests its assets.


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Municipal 1-10 Year Index, which was [____] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


   Risk Associated With                                 Description                                 Relevant Fund


Multi-Manager Approach                    The investment styles employed by a Fund's money       Diversified Equity
                                          managers may not be complementary. The interplay       Special Growth
                                          of the various strategies employed by a Fund's         Quantitative Equity
                                          multiple money managers may result in a Fund           Tax-Managed Large Cap
                                          holding a concentration of certain types of            International Securities
                                          securities. This concentration may be beneficial       Emerging Markets
                                          or detrimental to a Fund's performance depending       Real Estate Securities
                                          upon the performance of those securities and the       Short Term Bond
                                          overall economic environment. The multi-manager        Diversified Bond
                                          approach could result in a high level of portfolio     Multistrategy Bond
                                          turnover, resulting in higher Fund brokerage           Tax Exempt Bond
                                          expenses and increased tax liability from a Fund's     Select Growth
                                          realization of capital gains.                          Select Value


Tax-Sensitive Management                  A Fund's tax-managed equity investment strategy         Tax-Managed Large Cap
                                          may not provide as high a return before                 Tax-Managed Mid & Small Cap
                                          consideration of federal income tax consequences
                                          as other mutual funds that are not tax-managed. A
                                          tax-sensitive investment strategy involves active
                                          management and a Fund may, at times, take steps to
                                          postpone the realization of capital gains that
                                          other mutual funds that are not tax-managed may
                                          not. This may lead to a difference in pre-tax
                                          returns. At times, it may also be impossible to
                                          implement the tax-managed strategy if, for
                                          example, a Fund does not have any capital losses
                                          to offset capital gains.


Equity Securities                          The value of equity securities will rise and fall     Diversified Equity
                                           in response to the activities of the company that     Special Growth
                                           issued the stock, general market conditions and/      Quantitative Equity
                                           or economic conditions.                               International Securities
                                                                                                 Emerging Markets
                                                                                                 Real Estate Securities
                                                                                                 Tax-Managed Large Cap
                                                                                                 Tax-Managed Mid & Small Cap
                                                                                                 Select Growth
                                                                                                 Select Value

      o   Value Stocks                    Investments in value stocks are subject to risks       Diversified Equity
                                          Ihat (i) their intrinsic values may never be           Special Growth
                                          tealized by the market or (ii) such stock may turn     Tax-Managed Large Cap
                                          rut not to have been undervalued.                      International Securities
                                                                                                 Select Value


      o   Growth Stocks                   Growth company stocks may provide minimal              Diversified Equity
                                          dividends which could otherwise cushion stock          Special Growth
                                          prices in a market decline. The value of growth        Tax-Managed Large Cap
                                          company stocks may rise and fall significantly         International Securities
                                          based, in part, on investors' perceptions of the       Select Growth
                                          company, rather than on fundamental analysis of
                                          the stocks.

      o   Market-Oriented Investments     Market-oriented investments are generally subject      Diversified Equity
                                          to the risks associated with growth and value          Special Growth
                                          stocks. Quantitative Equity
                                                                                                 Tax-Managed Large Cap
                                                                                                 International Securities
                                                                                                 Tax-Managed Large Cap
                                                                                                 Tax-Managed Mid & Small Cap

      o   Securities of Small             Investments in smaller companies may involve           Special Growth
         Capitalization Companies         greater risks because these companies generally        Tax-Managed Mid & Small Cap
                                          have a limited track record. Smaller companies         Select Growth
                                          often have narrower markets and more limited           Select Value
                                          managerial and financial resources than larger,
                                          more established companies. As a result, their
                                          performance can be more volatile, which may
                                          increase the volatility of a Fund's portfolio.

Fixed-Income Securities                   Prices of fixed-income securities rise and fall in      Short Term Bond
                                          response to interest rate changes. Generally, when      Diversified Bond
                                          interest rates rise, prices of fixed-income             Multistrategy Bond
                                          securities fall. The longer the duration of the         Tax Exempt Bond
                                          security, the more sensitive the security is to
                                          this risk. A 1% increase in interest rates would
                                          reduce the value of a $100 note by approximately
                                          one dollar if it had a one-year duration. There is
                                          also a risk that fixed income securities will be
                                          downgraded in credit rating or go into default.
                                          Lower-rated bonds, and bonds with larger final
                                          maturities, generally have higher credit risks.

      o   Non-Investment Grade            Although lower rated debt securities generally         Short Term Bond
          Fixed-Income Securities         offer a higher yield than higher rated debt            Multistrategy Bond
                                          securities, they involve higher risks. They are
                                          especially subject to:

                                                o  Adverse changes in general economic
                                                   conditions and in the industries in which
                                                   their issuers are engaged,



                                                o  Changes in the financial condition of
                                                   their issuers and

                                                o  Price fluctuations in response to
                                                   changes in interest rates.

                                          As a result,  issuers  of lower  rated
                                          debt  securities  are more likely than
                                          other  issuers to miss  principal  and
                                          interest  payments or to default which
                                          could result in a loss to a Fund.



International Securities                  A Fund's return and net asset value may be              International Securities
                                          significantly affected by political or economic         Emerging Markets
                                          conditions and regulatory requirements in a             Short Term Bond
                                          particular country. Non-US markets, economies and       Multistrategy Bond
                                          political systems may be less stable than US            Diversified Bond
                                          markets, and changes in exchange rates of foreign
                                          currencies can affect the value of a Fund's
                                          foreign assets. Non-US laws and accounting
                                          standards typically are not as strict as they are
                                          in the US and there may be less public information
                                          available about foreign companies. Non-US
                                          securities markets may be less liquid and have
                                          fewer transactions than US securities markets.
                                          Additionally, international markets may experience
                                          delays and disruptions in securities settlement
                                          procedures for a Fund's portfolio securities.

      o   Non-US Debt Securities          A Fund's non-US debt securities are typically           Short Term Bond
                                          obligations of sovereign governments and                Multistrategy Bond
                                          corporations. To the extent that a Fund invests a       Diversified Bond
                                          significant portion of its assets in a
                                          concentrated geographic area like Eastern Europe
                                          or Asia, the Fund will generally have more
                                          exposure to regional economic risks associated
                                          with foreign investments.

      o   Emerging Market Countries       Investments in emerging or developing markets           Emerging Markets
                                          involve exposure to economic structures that are        Short Term Bond
                                          generally less diverse and mature, and to               Multistrategy Bond
                                          political systems which have less stability than        Diversified Bond
                                          those of more developed countries. These                International Securities
                                          securities are particularly subject to a risk of
                                          default from political instability. Emerging
                                          market securities are subject to currency transfer
                                          restrictions and may experience delays and
                                          disruptions in securities settlement procedures
                                          for a Fund's portfolio securities. The volatility
                                          of emerging markets can be significantly higher
                                          than other equity asset classes.


      o  Instruments of US                Non-US corporations and banks issuing dollar          Short Term Bond
         Foreign Banks and Branches       denominated  instruments in the US                    Diversified Bond
         and Foreign  Corporations,       are not ecessarily subject                            Multistrategy Bond
         Including  Yankee  Bonds         to  the  same  regulatory requirements
                                          that apply to US corporations and
                                          banks, such as accounting, auditing and
                                          recordkeeping standards, the public availability
                                          of information and, for banks, reserve
                                          requirements, loan limitations and examinations.
                                          This adds to the analytical complexity of these
                                          securities, and may increase the possibility that
                                          a non-US corporation or bank may become insolvent
                                          or otherwise unable to fulfill its obligations on
                                          these instruments.


Derivatives (e.g. Futures Contracts,      If a Fund incorrectly forecasts interest rates in       Short Term Bond
Options on Futures, Interest Rate         using derivatives, the Fund could lose money.           Diversified Bond
Swaps)                                    Price movements of a futures contract, option or        Multistrategy Bond
                                          structured note may not be identical to price
                                          movements of portfolio securities or a securities
                                          index resulting in the risk that, when a Fund buys
                                          a futures contract or option as a hedge, the hedge
                                          may not be completely effective. Furthermore,
                                          regulatory requirements for the Funds to set aside
                                          assets to meet their obligations with respect to
                                          derivatives may result in a Fund being unable to
                                          purchase or sell securities when it would
                                          otherwise be favorable to do so, or in a Fund
                                          needing to sell securities at a disadvantageous
                                          time. A Fund may also be unable to close out its
                                          derivatives positions when desired.

Real Estate Securities                    Just as real estate values go up and down, the          Real Estate Securities
                                          value of the securities of companies involved in
                                          the industry, and in which a Fund invests, also
                                          fluctuates. A Fund that invests in real estate
                                          securities is also subject to the risks associated
                                          with direct ownership of real estate. Additional
                                          risks include declines in the value of real
                                          estate, changes in general and local economic
                                          conditions, increases in property taxes and
                                          changes in tax laws and interest rates. The value
                                          of securities of companies that service the real
                                          estate industry may also be affected by such risks.

      o   REITs                           REITs may be affected by changes in the value of        Real Estate Securities
                                          the underlying properties owned by the REITs and
                                          by the quality of tenants' credit. Moreover, the
                                          underlying portfolios of REITs may not be
                                          diversified, and therefore subject to the risk of
                                          investing in a limited number of properties. REITs
                                          are also dependent upon management skills and are
                                          subject to heavy cash flow dependency, defaults by
                                          tenants, self-liquidation and the possibility of
                                          failing either to qualify for tax-free pass
                                          through of income under federal tax laws or to
                                          maintain their exemption from certain federal
                                          securities laws.

Municipal Obligations                     Municipal obligations are affected by economic,         Short Term Bond
                                          business or political developments. These               Diversified Bond
                                          securities may be subject to provisions of              Multistrategy Bond
                                          litigation, bankruptcy and other laws affecting the     Tax Exempt Bond
                                          rights and remedies of creditors, or may become
                                          subject to future laws extending the time for
                                          payment of principal and/or interest, or limiting
                                          the rights of municipalities to levy taxes.

Repurchase Agreements                     Under a repurchase agreement, a bank or broker          Diversified Bond
                                          sells securities to a Fund and agrees to repurchase     Short Term Bond
                                          them at the Fund's cost plus interest. If the value     Multistrategy Bond
                                          of the securities declines and the bank or broker
                                          defaults on its repurchase obligation, a Fund could
                                          incur a loss.

Credit and Liquidity Enhancements         Adverse changes in a guarantor's credit quality if      Tax Exempt Bond
                                          contemporaneous with adverse changes in the
                                          guaranteed security could cause losses to a Fund
                                          and may affect its net asset value.


Exposing Cash Reserves to                 By exposing its cash reserves to the performance of     All Funds
Appropriate Markets                       appropriate markets by purchasing equity or fixed
                                          income securities and/or derivatives, a Fund's
                                          performance tends to correlate more closely to the
                                          performance of that market as a whole. However, the
                                          market performance of these instruments may not
                                          correlate precisely to the performance of the
                                          corresponding market. This approach increases a
                                          Fund's performance if the particular market rises
                                          and reduces a Fund's performance if the particular
                                          market declines.


Securities Lending                        If a borrower of a Fund's securities fails              All Funds
                                          financially, the Fund's recovery of the loaned
                                          securities may be delayed or the Fund may lose its
                                          rights to the collateral which could result in a
                                          loss to a Fund.




                               PORTFOLIO TURNOVER

      The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:


Declared                                          Payable                                   Funds
--------                                          -------                                   -----

Monthly.......................................    Early in the following month              Tax Exempt Bond, Diversified Bond
                                                                                            and Multistrategy Bond Funds


Quarterly.....................................    Mid: April, July, October and December    Diversified Equity, Quantitative
                                                                                            Equity, Real Estate Securities,
                                                                                            Short Term Bond and Select Value
                                                                                            Funds


Annually......................................    Mid-December                              Special Growth, International
                                                                                            Securities, Emerging Markets,
                                                                                            Tax-Managed Large Cap, Tax-Managed
                                                                                            Mid & Small Cap and Select Growth
                                                                                            Funds


Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


      If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.


      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


      When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

      If you are a corporate investor, a portion of the dividends from net investment income paid by Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, Real Estate Securities Fund, Tax-Managed Large Cap Fund, Tax-Managed Mid & Small Cap Fund, Select Growth Fund or Select Value Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.


      Although the Tax-Managed Large Cap and the Tax-Managed Mid & Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either the Fund's or their money managers' control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund may vary considerably from year to year.

      The Tax Exempt Bond Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional Shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities


      Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Market quotations for non-US securities may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board, occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


      Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.

                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

      The Funds offer Class C Shares in this Prospectus.

      Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder servicing plan. Under the distribution plan, the Funds' Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Funds' Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds' Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.


         The Funds or FRIMCo each may pay Financial Intermediaries for administrative services provided by those Financial Intermediaries. FRIMCo may also pay Financial Intermediaries for distribution and/or other services. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' Distributor with respect to Class C Shares of the Funds.


                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

      For Class C Shares, there is a $1,000 required minimum initial investment for each account in each Fund. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.



      Each Fund reserves the right to reject any purchase order for any reason. Additionally, because short-term investments are inconsistent with the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' long-term strategy, these Funds will apply their general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions is, in the opinion of these Funds, inconsistent with the Funds' strategy.

      You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


      All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

      Frequent Trading: The Funds do not knowingly permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if a Fund is able to determine that you are engaging in this type of activity a Fund at its sole discretion may suspend or terminate your trading privileges. The Funds will use reasonable efforts to detect market timers, but may not be able to detect market timing activity in all types of accounts, such as accounts held through Financial Intermediaries. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

Offering Dates and Times

      Orders must be received by a Fund or any authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.


      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.




Systematic Exchange Program

      If you invest through certain Financial Intermediaries, the Funds, except for the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.


      A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.


      The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic exchange program in view of their portfolio management strategies.


                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

Redemption Dates and Times

      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

      If you invest through certain Financial Intermediaries, the Funds, except the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

      The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.

      You may  discontinue  the  systematic  withdrawal  program,  or change the
amount  and  timing  of  withdrawal   payments  by  contacting   your  Financial
Intermediary.


                         PAYMENT OF REDEMPTION PROCEEDS

      Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days after receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

      The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

      o    The Fund name and account number

      o    Details related to the transaction including type and amount


      o    Signatures of all owners exactly as registered on the account

      o    Any supporting legal documentation that may be required

Responsibility for Fraud

      Neither the Funds nor their transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.


In-Kind Exchange of Securities

      FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

      Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

      The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.


Redemption In-Kind

      A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

      The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by [ ] whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

      The  information  in  the  following   tables   represents  the  Financial
Highlights for the Funds' Class C Shares for the periods shown.


Diversified Equity Fund--Class C Shares

                                                                                      Fiscal
                                                                                    Year Ended
                                                                                    October 31,


                                                                           2003   2002      2001        2000*     1999**
                                                                           ----   ------    -----        -----     ------
Net Asset Value, Beginning of Period...................................    [ ]      $35.83    $50.12   $ 54.13     $ 52.04
                                                                                  --------  --------  --------    -------

Income From Operations
   Net investment income (loss)(a).....................................
                                                                           [ ]       (.18)     (.24)     (.24)       (.20)

Net realized and unrealized gain (loss).............................                (5.13)   (13.82)    (2.55)       8.14
                                                                                  --------  --------  --------    -------
                                                                           [ ]

      Total income from operations.....................................            (5.31)    (14.06)    (2.79)        7.94
                                                                           [ ]    --------  --------  --------    -------


Distributions                                                                           --        --       --       (.03)
   From net investment income..........................................    [ ]    --------  --------  --------    -------
   From net realized gain..............................................                 --     (.23)    (1.22)      (5.82)
                                                                                  --------  --------  --------    -------

                                                                           [ ]

      Total distributions..............................................                --     (.23)     (1.22)      (5.85)
                                                                                  --------  --------  --------    -------

                                                                           [ ]

Net Asset Value, End of Period.........................................    [ ]     $ 30.52    $35.83   $ 50.12     $ 54.13
                                                                                   =======    ======   =======     =======

Total Return (%)(b)....................................................    [ ]     (14.85)   (28.14)    (5.07)       15.83

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)............................    [ ]     33,0858    20,222    21,526     14,787

   Ratios to average net assets (%)(c):
      Operating expenses...............................................    [ ]        2.03      1.99      1.94        1.94
      Net investment income (loss).....................................    [ ]       (.51)     (.58)     (.56)       (.41)

   Portfolio turnover rate (%).........................................
                                                                           [ ]      128.80    146.81    141.75      110.36

   * For the ten months ended October 31, 2000.
   ** For the period  January 27, 1999  (commencement  of sale) to December  31,
   1999.  (a)  Average   month-end   shares   outstanding  were  used  for  this
   calculation. (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.


Quantitative Equity Fund--Class C Shares

                                                                                       Fiscal
                                                                                     Year Ended
                                                                                     October 31,


                                                                         2003 2002      2001        2000*       1999**
                                                                         ---- -------   ---------   ---------   --------

Net Asset Value, Beginning of Period.................................... [ ]  $ 31.88      $43.88      $44.94     $ 43.02
                                                                              -------      ------      ------     -------

Income From Operations
   Net investment income (loss)(a)...................................... [ ]    (.15)       (.21)       (.22)       (.20)
   Net realized and unrealized gain (loss).............................. [ ]   (5.20)     (10.47)         .07        8.00
                                                                              -------   ---------    --------   ---------
      Total income from operations...................................... [ ]   (5.35)     (10.68)       (.15)        7.80
                                                                              -------   ---------   ---------   ---------

Distributions
   From net investment income........................................... [ ]       --          --          --       (.04)
   From net realized gain............................................... [ ]       --      (1.32)       (.91)      (5.84)
                                                                              -------      ------      ------     -------
      Total distributions............................................... [ ]       --      (1.32)       (.91)      (5.88)
                                                                              -------      ------      ------     -------
Net Asset Value, End of Period.......................................... [ ]  $ 26.53      $31.88      $43.88     $ 44.94
                                                                              =======      ======      ======     =======
Total Return (%)(b)..................................................... [ ]  (16.78)     (24.87)       (.16)       18.89

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)............................. [ ]   34,113      20,530      20,935      13,613
   Ratios to average net assets (%)(c):
      Operating expenses................................................ [ ]     2.02        1.98        1.92        1.93
      Net investment income (loss)...................................... [ ]    (.49)       (.57)       (.60)       (.47)

   Portfolio turnover rate (%).......................................... [ ]    71.10       85.00       59.25       89.52

   * For the ten months ended October 31, 2000.
   ** For the period  January 27, 1999  (commencement  of sale) to December  31,
   1999.  (a)  Average   month-end   shares   outstanding  were  used  for  this
   calculation. (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.



                   Tax-Managed Large Cap Fund--Class C Shares

                                                                                        Fiscal
                                                                                      Year Ended
                                                                                     October 31,
                                                                              2003   2002     2001      2000*     1999**
                                                                              ----   ----     ----      -----     ------

Net Asset Value, Beginning of Period.......................................   [ ]     $ 15.60  $ 20.68    $21.17     $20.92
                                                                                     --------   ------    ------      ------

Income From Operations
   Net investment income (loss)(a)***......................................   [ ]       (.06)    (.10)     (.10)          --

   Net realized and unrealized gain (loss).................................   [ ]      (2.93)   (4.98)     (.39)         .35
                                                                                     --------   ------   -------   ---------



      Total income from operations.........................................   [ ]      (2.99)   (5.08)     (.49)         .35
                                                                                      -------   -------    ------   ---------



Distributions
   From net investment income..............................................   [ ]         --        --        --       (.10)
                                                                                     --------   ------   -------   ---------

Net Asset Value, End of Period.............................................   [ ]      $12.61  $ 15.60    $20.68      $21.17
                                                                                      =======   ======    ======      ======

Total Return (%)(b)........................................................   [ ]     (19.17)  (24.57)    (2.30)        2.24


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)................................   [ ]       7,740    7,611     6,596        308

   Ratios to average net assets (%)(c):
      Operating expenses...................................................   [ ]        1.91     1.88      1.86        1.57

      Net investment income (loss).........................................   [ ]       (.40)    (.56)     (.58)       (.28)


   Portfolio turnover rate (%).............................................   [ ]       65.39    52.57     43.48       48.35


   * For the ten months ended October 31, 2000.

   ** For the period  December 1, 1999  (commencement  of sale) to December  31,
1999.

   *** Less than $.01 per share for the period ended December 31, 1999.

   (a) Average month-end shares outstanding were used for this calculation.

   (b) Periods less than one year are not annualized.

   (c) The ratios for periods less than one year are annualized.



Special Growth Fund--Class C Shares



                                                                                    Fiscal
                                                                                  Year Ended
                                                                                  October 31,
                                                                           2003      2002       2001      2000*     1999**
                                                                           ----      ----       ----      -----     ------

Net Asset Value, Beginning of Period....................................   [ ]        $ 37.42   $51.05    $48.22   $42.17
                                                                                      -------   ------    ------   ------

Income From Operations
   Net investment income (loss)(a)......................................   [ ]          (.45)    (.38)     (.38)    (.45)
   Net realized and unrealized gain (loss)..............................   [ ]         (3.45)   (7.12)      4.56    9.72
                                                                                      -------   ------    ------   ------


      Total income from operations......................................   [ ]         (3.90)   (7.50)      4.18    9.27
                                                                                      -------   ------    ------   ------


Distributions                                                                              --   (6.13)    (1.35)   (3.22)
   From net realized gain...............................................   [ ]        -------   ------    ------   ------

Net Asset Value, End of Period..........................................   [ ]        $ 33.52   $37.42   $ 51.05   $48.22
                                                                                      =======   ======   =======   ======

Total Return (%)(b).....................................................   [ ]        (10.42)  (15.93)      8.83   22.53

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).............................   [ ]         18,583   11,662    10,762    5,990
   Ratios to average net assets (%)(c):
      Operating expenses, net...........................................   [ ]           2.31     2.27      2.21     2.23
      Operating expenses, gross.........................................   [ ]           2.31     2.27      2.22     2.23
      Net investment income (loss)......................................   [ ]         (1.15)    (.89)     (.91)   (1.10)

Portfolio turnover rate (%).............................................   [ ]         125.06   126.83    136.00   111.98

   * For the ten months ended October 31, 2000.
   ** For the period  January 27, 1999  (commencement  of sale) to December  31,
   1999.  (a)  Average   month-end   shares   outstanding  were  used  for  this
   calculation. (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.



Tax-Managed Mid & Small Cap Fund--Class C Shares

                                                                                        Fiscal
                                                                                      Year Ended
                                                                                     October 31,
                                                                           2003      2002      2001      2000*     1999**
                                                                           ----      ----      ----      -----     ------

Net Asset Value, Beginning of Period.......................................[ ]         $ 7.88   $11.07   $ 10.71    $10.00
                                                                                       ------   ------   -------     ------

Income From Operations
   Net investment income (loss)(a)***......................................[ ]          (.09)    (.08)     (.10)         --
                                                                                       ------   ------   -------     ------
   Net realized and unrealized gain (loss).................................[ ]          (.67)   (3.11)       .47       .71
                                                                                       ------   ------   -------     ------

      Total income from operations.........................................[ ]          (.76)   (3.19)       .37        .71
                                                                                       ------   ------   -------     ------


Distributions                                                                              --       --     (.01)         --
   From net investment income..............................................[ ]         ------   ------   -------     ------



Net Asset Value, End of Period.............................................[ ]         $ 7.12   $ 7.88   $ 11.07     $10.71
                                                                                       ======   ======   =======     ======

Total Return (%)(b)........................................................[ ]         (9.65)  (28.88)      3.52       7.10


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)................................[ ]          3,450    2,688     2,414        222

   Ratios to average net assets (%)(c):
      Operating expenses, net..............................................[ ]           2.25     2.25      2.25       2.18

      Operating expenses, gross............................................[ ]           2.53     2.54      2.77       8.78

      Net investment income (loss)                                         [ ]         (1.12)    (.93)    (1.05)        .73


   Portfolio turnover rate (%).............................................[ ]          89.13   105.31     71.20       3.33


   * For the ten months ended October 31, 2000.
   ** For the period  December 1, 1999  (commencement  of sale) to December  31,
   1999.  *** Less than $.01 per share for the period  ended  December 31, 1999.
   (a) Average month-end shares outstanding were used for this calculation.  (b)
   Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.



Select Growth Fund--Class C Shares

                                                                                                    Fiscal
                                                                                                  Year Ended
                                                                                                  October 31,
                                                                                               2003       2002      2001*
                                                                                               ----       ----      -----

Net Asset Value, Beginning of Period.........................................................  [ ]        $ 6.65    $ 10.00
                                                                                                          ------    -------

Income From Operations
   Net investment income (loss)(a)...........................................................  [ ]       (.10)        (.08)
   Net realized and unrealized gain (loss)...................................................  [ ]       (1.32)      (3.27)
                                                                                                          ------    -------

      Total income from operations...........................................................  [ ]       (1.42)      (3.35)
                                                                                                          ------    -------

Net Asset Value, End of Period...............................................................  [ ]        $ 5.23     $ 6.65
                                                                                                          ======     ======

Total Return (%)(b)..........................................................................  [ ]       (21.35)    (33.50)


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..................................................  [ ]         1,341      1,017
   Ratios to average net assets (%)(c):
      Operating expenses, net................................................................  [ ]          2.11       2.17
      Operating expenses, gross..............................................................  [ ]          2.82       2.97
      Net investment income (loss)...........................................................  [ ]        (1.53)     (1.32)

   Portfolio turnover rate (%)...............................................................  [ ]        212.37     169.36

   * For the period January 31, 2001 (commencement of operations) to October 31,
   2001.  (a)  Average   month-end   shares   outstanding  were  used  for  this
   calculation. (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.



Select Value Fund--Class C Shares

                                                                                                         Fiscal
                                                                                                       Year Ended
                                                                                                       October 31,
                                                                                                     2003   2002        2001*
                                                                                                     ----   ----        -----

Net Asset Value, Beginning of Period..............................................................   [ ]     $ 8.51      $10.00
                                                                                                             ------      ------

Income From Operations
   Net investment income (loss)(a)**..............................................................   [ ]      (.02)          --
   Net realized and unrealized gain (loss)........................................................   [ ]     (1.07)      (1.48)
                                                                                                             ------      ------
      Total income from operations................................................................   [ ]     (1.09)      (1.48)
                                                                                                             ------      ------

Distributions
   From net investment income.....................................................................   [ ]      (.01)       (.01)
                                                                                                             ------      ------
Net Asset Value, End of Period....................................................................   [ ]     $ 7.41      $ 8.51
                                                                                                             ======      ======
Total Return (%)(b)...............................................................................   [ ]    (12.82)     (14.76)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).......................................................   [ ]      2,061       1,844
   Ratios to average net assets (%)(c):
      Operating expenses, net.....................................................................   [ ]       2.00        2.00
      Operating expenses, gross...................................................................   [ ]       2.40        2.64
      Net investment income (loss)................................................................   [ ]      (.27)         .00

   Portfolio turnover rate (%)....................................................................   [ ]      92.95       71.75

   * For the period January 31, 2001 (commencement of operations) to October 31,
   2001. ** Less than $.01 per share for the period ended October 31, 2001.  (a)
   Average  month-end  shares  outstanding were used for this  calculation.  (b)
   Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.



Real Estate Securities Fund--Class C Shares

                                                                                         Fiscal
                                                                                      Year Ending
                                                                                      October 31,
                                                                               2003   2002       2001      2000*        1999**
                                                                               ----   ----       ----      -----        ------

Net Asset Value, Beginning of Period........................................   [ ]    $ 26.97     $ 25.93    $22.69     $ 24.13
                                                                                      -------     -------   ------      -------

Income From Operations
   Net investment income(a).................................................   [ ]       1.07        1.16       .84        1.08


   Net realized and unrealized gain (loss)..................................   [ ]      (.01)        1.02      3.11      (1.06)
                                                                                      -------     -------    ------     -------


      Total income from operations..........................................   [ ]       1.06        2.18      3.95         .02
                                                                                      -------     -------    ------     -------


Distributions
   From net investment income...............................................   [ ]     (1.51)      (1.14)     (.71)      (1.46)
                                                                                      -------     -------    ------     -------


Net Asset Value, End of Period..............................................   [ ]     $26.52     $ 26.97    $25.93     $ 22.69
                                                                                       ======     =======    ======     =======
Total Return (%)(b).........................................................   [ ]       3.56        8.41     17.54         .19


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).................................   [ ]     15,712       5,718     3,393       1,771

   Ratios to average net assets (%)(c):
      Operating expenses, net...............................................   [ ]       2.19        2.17      2.16        2.14

      Operating expenses, gross.............................................   [ ]       2.59        2.17      2.16        2.14

      Net investment income.................................................   [ ]       3.74        4.20      4.06        5.12


   Portfolio turnover rate (%)..............................................   [ ]      67.70       44.50     53.30       42.69


   * For the ten months ended October 31, 2000.
   ** For the period  January 27, 1999  (commencement  of sale) to December  31,
   1999.  (a)  Average   month-end   shares   outstanding  were  used  for  this
   calculation. (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.



International Securities Fund--Class C Shares

                                                                                    Fiscal
                                                                                  Year Ended
                                                                                  October 31,
                                                                           2003   2002       2001      2000*     1999**
                                                                           ----   -----      -----     -----     ------

Net Asset Value, Beginning of Period....................................   [ ]    $ 44.53      $62.46   $74.51   $ 60.66
                                                                                  -------      ------   ------   -------

Income From Operations
   Net investment income (loss)(a)......................................   [ ]      (.18)      (.19)       .17     (.32)
   Net realized and unrealized gain (loss)..............................   [ ]     (5.84)     (14.94)   (9.68)     17.92
                                                                                  -------    --------  -------   -------



      Total income from operations......................................   [ ]     (6.02)    (15.13)    (9.51)     17.60
                                                                                  -------    --------  -------   -------


Distributions
   From net investment income...........................................   [ ]         --          --       --     (.17)
   From net realized gain...............................................   [ ]         --      (2.80)   (2.54)    (3.58)
                                                                                  -------    --------  -------   -------
      Total distributions...............................................   [ ]         --      (2.80)   (2.54)    (3.75)
                                                                                  -------    --------  -------   -------
Net Asset Value, End of Period..........................................   [ ]     $38.51      $44.53   $62.46   $ 74.51
                                                                                  =======      ======   ======   =======
Total Return (%)(b).....................................................   [ ]    (13.52)     (25.29)  (13.13)     29.39

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).............................   [ ]     21,860    12,470     11,849     7,522
   Ratios to average net assets (%)(c):
      Operating expenses, net...........................................   [ ]       2.46      2.41       2.29      2.30
      Operating expenses, gross.........................................   [ ]       2.46      2.41       2.30      2.30
      Net investment income (loss)......................................   [ ]      (.42)     (.36)        .30     (.51)

   Portfolio turnover rate (%)..........................................   [ ]      79.09      104.65   101.84    120.52

   * For the ten months ended October 31, 2000.
   ** For the period  January 27, 1999  (commencement  of sale) to December  31,
   1999.  (a)  Average   month-end   shares   outstanding  were  used  for  this
   calculation. (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.



Emerging Markets Fund--Class C Shares

                                                                                      Fiscal
                                                                                    Year Ended
                                                                                   October 31,
                                                                            2003  2002       2001      2000*     1999**
                                                                            ----  ----       ----      -----     ------

Net Asset Value, Beginning of Period.....................................   [ ]     $6.89      $ 9.15   $12.47     $8.07
                                                                                  -------    --------  -------   -------

Income From Operations
   Net investment income (loss)(a).......................................   [ ]     (.09)       (.04)    (.10)     (.12)

   Net realized and unrealized gain (loss)...............................   [ ]       .42      (2.22)   (3.20)      4.57
                                                                                  -------    --------  -------   -------


      Total income from operations.......................................   [ ]       .33      (2.26)   (3.30)      4.45
                                                                                  -------    --------  -------   -------



Distributions
   From net investment income............................................   [ ]        --          --    (.02)     (.05)
                                                                                  -------    --------  -------   -------


Net Asset Value, End of Period...........................................   [ ]    $ 7.22      $ 6.89   $ 9.15   $ 12.47
                                                                                   ======      ======   ======   =======

Total Return (%)(b)......................................................   [ ]      4.94     (24.70)  (26.51)     55.43


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..............................   [ ]     5,194       2,377    2,228     1,631

   Ratios to average net assets (%)(c):
      Operating expenses, net............................................   [ ]      3.12        3.08     2.91      2.91

      Operating expenses, gross..........................................   [ ]      3.12        3.09     2.92      2.91

      Net investment income (loss).......................................   [ ]    (1.08)       (.55)   (1.02)    (1.23)


   Portfolio turnover rate (%)...........................................   [ ]     90.21       83.74    73.11     94.85


   * For the ten months ended October 31, 2000.
   ** For the period  January 27, 1999  (commencement  of sale) to December  31,
   1999.  (a)  Average   month-end   shares   outstanding  were  used  for  this
   calculation. (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.



Diversified Bond Fund--Class C Shares

                                                                                   Fiscal
                                                                                 Year Ended
                                                                                 October 31,
                                                                          2003   2002    2001      2000*      1999**
                                                                          ----   ----    ----      -----      ------

Net Asset Value, Beginning of Period...................................   [ ]    $ 24.49  $ 22.71    $22.24   $ 24.00
                                                                                 -------  -------   -------   -------

Income From Operations
   Net investment income(a)............................................   [ ]        .72     1.06       .99      1.03

   Net realized and unrealized gain (loss).............................   [ ]        .25     1.81       .41    (1.61)
                                                                                 ------- --------   -------   -------


      Total income from operations.....................................   [ ]        .97     2.87      1.40     (.58)
                                                                                 ------- --------   -------   -------



Distributions                                                             [ ]      (.78)   (1.09)     (.93)    (1.05)
   From net investment income..........................................

   From net realized gain..............................................   [ ]         --       --        --     (.13)
                                                                                 ------- --------   -------   -------


      Total distributions..............................................   [ ]      (.78)   (1.09)     (.93)    (1.18)
                                                                                 ------- --------   -------   -------


Net Asset Value, End of Period.........................................   [ ]     $24.68  $ 24.49    $22.71   $ 22.24
                                                                                  ======  =======    ======   =======

Total Return (%)(b)....................................................   [ ]       4.11    13.02      6.44    (2.47)


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)............................   [ ]     26,915   15,027     7,315     4,652

   Ratios to average net assets (%)(c):
      Operating expenses, net..........................................   [ ]       1.66     1.64      1.62      1.62

      Operating expenses, gross........................................   [ ]       1.66     1.64      1.63      1.62

      Net investment income............................................   [ ]       3.02     4.53      5.37      4.88


   Portfolio turnover rate (%).........................................   [ ]     156.21   155.87    128.88    152.23


   * For the ten months ended October 31, 2000.
   ** For the period  January 27, 1999  (commencement  of sale) to December  31,
   1999.  (a)  Average   month-end   shares   outstanding  were  used  for  this
   calculation. (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.


Multistrategy Bond Fund--Class C Shares

                                                                                     Fiscal
                                                                                   Year Ended
                                                                                  October 31,

                                                                           2003  2002         2001      2000*       1999**
                                                                           ----  ----         ----      -----       ------

Net Asset Value, Beginning of Period....................................   [ ]    $ 10.20      $ 9.60     $ 9.47     $ 10.14
                                                                                  -------      ------     ------     -------

Income From Operations
   Net investment income(a)(d)..........................................   [ ]        .33         .46        .44        .42

   Net realized and unrealized gain (loss)(d)...........................   [ ]      (.07)         .62        .09       (.63)
                                                                                 -------      ------     ------     -------
                                                                                      .26        1.08        .53       (.21)
      Total income from operations......................................   [ ]    -------      ------     ------     -------


Distributions
   From net investment income...........................................   [ ]      (.43)       (.48)      (.40)       (.45)
   From net realized gain...............................................   [ ]         --          --         --       (.01)
                                                                                  -------      ------     ------     -------
      Total distributions...............................................   [ ]      (.43)       (.48)      (.40)       (.46)
                                                                                  -------      ------     ------     -------


Net Asset Value, End of Period..........................................   [ ]    $ 10.03      $10.20     $ 9.60     $ 9.47
                                                                                  =======      ======     ======     ======

Total Return (%)(b).....................................................   [ ]       2.71       11.58       5.77      (2.10)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).............................   [ ]     24,569      15,926     10,879       6,666
   Ratios to average net assets (%)(c):
      Operating expenses, net...........................................   [ ]       1.85        1.89       1.86        1.80
      Operating expenses, gross.........................................   [ ]       1.85        1.89       1.90        1.84
      Net investment income(d)..........................................   [ ]       3.34        4.63       5.56        4.80

   Portfolio turnover rate (%)..........................................   [ ]     252.09      176.44     105.03      134.11

   * For the ten months ended October 31, 2000.
   ** For the period  January 27, 1999  (commencement  of sale) to December  31,
   1999.  (a)  Average   month-end   shares   outstanding  were  used  for  this
   calculation. (b) Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.
    d) As of November 1, 2001, the Fund adopted  certain  accounting  principles that  created a  reclassification  between  net (  investment  income and net realized and unrealized gain (loss).  As a result,  the amounts  reflected in the Financial
       Highlights table for 2002 have been increased (decreased) as follows:

Net Investment Income (Loss) ($)                          (.02)
Net Realized and Unrealized Gain (Loss) ($)                .02
Ratio of Net Investment Income to Average Net Assets (%) (0.23)



Short Term Bond Fund--Class C Shares

                                                                                     Fiscal
                                                                                   Year Ended
                                                                                  October 31,
                                                                           2003  2002         2001      2000*     1999**
                                                                           ----  ----         ----      -----     ------

Net Asset Value, Beginning of Period....................................   [ ]     $19.01     $18.23    $18.13        $18.36
                                                                                 --------     -------   --------     -------

Income From Operations
   Net investment income(a).............................................   [ ]        .56         .85        .79         .68

   Net realized and unrealized gain (loss)..............................   [ ]        .13         .89        .04       (.31)
                                                                                 --------     -------   --------    --------


      Total income from operations......................................   [ ]        .69        1.74        .83         .37
                                                                                 --------     -------   --------    --------

Distributions
   From net investment income...........................................   [ ]      (.72)       (.96)      (.73)       (.60)
                                                                                 --------     -------   --------    --------


Net Asset Value, End of Period..........................................   [ ]     $18.98     $ 19.01     $18.23     $ 18.13
                                                                                   ======     =======     ======     =======

Total Return (%)(b).....................................................   [ ]       3.73        9.77       4.67        2.02
                                                                                 --------     -------   --------    --------

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).............................   [ ]     16,294       1,709        672         801

   Ratios to average net assets (%)(c):
      Operating expenses, net...........................................   [ ]       1.52        1.52       1.64        1.72

      Operating expenses, gross.........................................   [ ]       1.70        1.66       1.66        1.72

      Net investment income.............................................   [ ]       3.08        4.72       5.01        4.41


   Portfolio turnover rate (%)..........................................   [ ]     163.86      260.94      92.31      177.08


   * For the ten months ended October 31, 2000.
   ** For the period March 3, 1999  (commencement of sale) to December 31, 1999.
   (a) Average month-end shares outstanding were used for this calculation.  (b)
   Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.



Tax Exempt Bond Fund--Class C Shares

                                                                                       Fiscal
                                                                               Year Ended October 31,
                                                                           2003  2002     2001     2000*     1999**
                                                                           ----   ----    ----     -----     ------

Net Asset Value, Beginning of Period.......................................[ ]   $21.76    $20.83   $20.45     $21.38
                                                                                 ------    ------   ------     ------

Income From Operations
   Net investment income(a)................................................[ ]      .60       .68      .59        .45

   Net realized and unrealized gain (loss).................................         .22       .95      .32      (.84)
                                                                                 ------    ------   ------     ------


      Total income from operations.........................................         .82      1.63      .91       (.39)
                                                                                 ------    ------   ------     ------



Distributions
   From net investment income..............................................       (.64)     (.70)    (.53)      (.54)
                                                                                 ------    ------   ------     ------


Net Asset Value, End of Period.............................................[ ]   $21.94   $ 21.76   $20.83    $ 20.45
                                                                                 ======   =======   ======    =======

Total Return (%)(b)........................................................[ ]     3.84      7.95      4.53    (1.82)


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)................................[ ]    7,179     2,248      780        474

   Ratios to average net assets (%)(c):
      Operating expenses...................................................[ ]     1.56      1.53     1.64       1.57

      Net investment income................................................[ ]     2.82      3.18     3.48       3.12


   Portfolio turnover rate (%).............................................[ ]    39.83     31.16    38.16     119.34


   * For the ten months ended October 31, 2000.
   ** For the period March 29, 1999 (commencement of sale) to December 31, 1999.
   (a) Average month-end shares outstanding were used for this calculation.  (b)
   Periods less than one year are not annualized.
   (c) The ratios for periods less than one year are annualized.


                            MONEY MANAGER INFORMATION


      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company. A complete list of current money managers for the Funds can also be found at www.Russell.com.


                             Diversified Equity Fund


               Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

               Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

               Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

               Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

               Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202.

               MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

               Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.

               Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

               Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.


                            Quantitative Equity Fund


               Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

               Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

               Franklin Portfolio Associates, LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

               Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.


                           Tax-Managed Large Cap Fund


               Kayne Anderson Rudnick Investment Management, LLC, 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067-4216

               John A. Levin & Co., Inc., One Rockefeller Plaza, 25th Floor, New York, NY 10020

               J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New York, NY 10036.

               Sands Capital Management, Inc., 1001 - 19th Street North, Suite 1450, Arlington, VA 22209



                               Special Growth Fund


               CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San Diego, CA 92101.

               David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

               Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

               Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY 10005.

               Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

               Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 600, Santa Monica, CA 90401.

               Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

               TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036-9998.


                        Tax-Managed Mid & Small Cap Fund

               Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.

                               Select Growth Fund


               Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

               CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San Diego, CA 92101.

               Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 402, San Mateo, CA 94402.

               TCW Investment Management Company, 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017.

               Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.


                                Select Value Fund


               DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando, FL 32801.

               Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

               MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

               Systematic  Financial   Management,   L.P.,  300  W.  Frank  Burr
               Boulevard, Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.




                           Real Estate Securities Fund

               AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane, Boston, MA 02210-2021.

               INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc., One Lincoln Center, Suite 700, 5400 LBJ Freeway - LB2, Dallas, TX 75240.

               RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st Floor, Chicago IL 60611.

                          International Securities Fund


               Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

               AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY 10022.

               Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06830-6378.

               Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los Angeles, CA 90025.

               Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE England.

               Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.

               Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, DE 19801-1165.

               Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004.

               Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.

               The Boston Company Asset Management, LLC, One Boston Place, 14th Floor, Boston, MA 02108-4402.


                              Emerging Markets Fund



               Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

               Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor, Cambridge MA 02138.

               Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London EC2A 2NY England.

               Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

               T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.


                             Diversified Bond Fund

               Lincoln Capital Fixed Income Management Company, 200 South Wacker
               Drive,  Suite  2100,  Chicago,   IL  60606.

               Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92658-6430.

               TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036-9998.


                             Multistrategy Bond Fund

               Delaware Management Company, a series of Delaware Management Business Trust, 2005 Market Street, Philadelphia, PA 19103-7094.

               Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street, Suite 1100,W. Conshohocken, PA 19428-2899.

               Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92658-6430.

               TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036-9998.

                              Short Term Bond Fund


               Merganser Capital Management L.P., One Cambridge Center, Suite 402, Cambridge, MA 02142-1611.

               Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92658-6430.

               STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa Barbara, CA 93101-2143.


                              Tax Exempt Bond Fund


               MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

               Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA 02111.


     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

      Frank Russell Investment Company
      909 A Street
      Tacoma, WA 98402
      Telephone: 1-800-787-7354
      Fax: 253-591-3495
      www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK  RUSSELL  INVESTMENT  COMPANY

         Class C Shares:

           Diversified Equity Fund
           Quantitative Equity  Fund
           Tax-Managed Large Cap Fund
           Special Growth Fund
           Tax-Managed  Mid & Small Cap Fund
           Select Growth Fund
           Select Value Fund

           Real Estate  Securities Fund
           International Securities  Fund
           Emerging   Markets  Fund
           Diversified  Bond Fund
           Multistrategy  Bond Fund
           Short Term Bond
           Fund Tax Exempt Bond Fund


                  Distributor: Russell Fund Distributors, Inc.
                  Frank Russell Investment Company's SEC File No. 811-3153
                                                           36-08-056 (0304)
 [Russell Logo]

    RUSSELL
    FUNDS
                        FRANK RUSSELL INVESTMENT COMPANY



          Russell Funds

          PROSPECTUS
          CLASS E AND S SHARES:
          DIVERSIFIED EQUITY FUND
          QUANTITATIVE EQUITY FUND
          TAX-MANAGED LARGE CAP FUND
          SPECIAL GROWTH FUND
          TAX-MANAGED MID & SMALL CAP FUND
          SELECT GROWTH FUND
          SELECT VALUE FUND


          REAL ESTATE SECURITIES FUND
          INTERNATIONAL SECURITIES FUND
          EMERGING MARKETS FUND
          DIVERSIFIED BOND FUND
          MULTISTRATEGY BOND FUND
          SHORT TERM BOND FUND
          TAX EXEMPT BOND FUND


          March 1, 2004





          909 A STREET, TACOMA, WA 98402 o 800-787-7354

          As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise. [Russell Logo]



                                Table of Contents


Risk/Return Summary......................................................    1
   Investment Objective, Principal Investment Strategies
       and Principal Risks...............................................    1
   Performance...........................................................    9
   Fees and Expenses.....................................................   25
The Purpose of the Funds-- Multi-Style, Multi-Manager Diversification....   28
Management of the Funds..................................................   52
Investment Objective and Principal Investment Strategies.................   30
Risks....................................................................   48
The Money Managers.......................................................   54
Portfolio Turnover.......................................................   54
Dividends and Distributions..............................................   55
Taxes....................................................................   56
How Net Asset Value is Determined........................................   57
Distribution and Shareholder Servicing Arrangements......................   57
How to Purchase Shares...................................................   58
Exchange Privilege.......................................................   59
How to Redeem Shares.....................................................   60
Payment of Redemption Proceeds...........................................   60
Other Things to Know About Share Transactions............................   61
Financial Highlights.....................................................   62
Money Manager Information................................................   92





                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks


     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.


DIVERSIFIED EQUITY FUND


     Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



     Principal Investment Strategies

               The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

     Principal Risks

               An investment in the Diversified Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


QUANTITATIVE EQUITY FUND


     Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



     Principal Investment Strategies

               The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

     Principal Risks

               An investment in the Quantitative Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED LARGE CAP FUND


     Non-FundamentalInvestment Objective

               Seeks to provide long term capital growth on an after-tax basis.



     Principal  InvestmentStrategies

               The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500 Index.


               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style.

               The Fund seeks to realize capital growth while managing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to manage its realization of capital gains and to offset such realization of capital gains with capital losses where the money managers believe it is appropriate. The Fund intends to be fully invested at all times.

     Principal Risks

               An investment in the Tax-Managed Large Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.



SPECIAL GROWTH FUND


     Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



     Principal  Investment Strategies

               The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks

               An investment in the Special Growth Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED MID & SMALL CAP FUND


     Non-Fundamental Investment Objective

               Seeks to provide long term capital growth on an after tax basis.



     Principal Investment Strategies

               The Tax-Managed Mid & Small Cap Fund invests primarily in equity securities of small and medium capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Index.


               The Fund generally pursues a market-oriented style of security selection. The money manager selects securities from the growth and value segments of the market. The Fund seeks to realize capital growth while managing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to manage its realization of capital gains and offset such realization of capital gains with capital losses where the money manager believes it is appropriate. The Fund intends to be fully invested at all times.


     Principal Risks

               An investment in the Tax-Managed Mid & Small Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, investing in securities of small capitalization companies, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SELECT GROWTH FUND


     Non-Fundamental Investment Objective


               Seeks to provide long term capital growth.


     Principal  Investment Strategies


               The Select Growth Fund invests primarily in large and medium capitalization stocks with some exposure to small and micro capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.


               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

     Principal Risks

               An investment in the Select Growth Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT VALUE FUND


     Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



     Principal  Investment Strategies

               The Select Value Fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

     Principal Risks

               An investment in the Select Value Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND


     Non-Fundamental Investment Objective

               Seeks to provide current income and long term capital growth.



     Principal  Investment Strategies


               The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments primarily in equity securities of issuers whose value is derived from ownership, development and management of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.


               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks

               An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


INTERNATIONAL SECURITIES FUND


     Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



     Principal Investment Strategies

               The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks

               An investment in the International Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND


     Non-Fundamental Investment Objective


               Seeks to provide long term capital growth.


     Principal  Investment Strategies


               The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.


               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     Principal Risks

               An investment in the Emerging Markets Fund, like any investment, has risks which may be higher than other types of investments due to the higher risks associated with emerging markets investments. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


DIVERSIFIED BOND FUND


     Non-Fundamental Investment Objective

               Seeks to provide current income and the preservation of capital.



     Principal  Investment Strategies

               The Diversified Bond Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [____] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks

               An investment in the Diversified Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

MULTISTRATEGY BOND FUND


     Non-Fundamental Investment Objective

               Seeks to provide current income and capital appreciation.



     Principal Investment Strategies

               The Multistrategy Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [____] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks

               An investment in the Multistrategy Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


SHORT TERM BOND FUND


     Non-Fundamental Investment Objective

               Seeks to provide current income and preservation of capital with a focus on short duration securities.


     Principal  Investment Strategies

               The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."


               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was [___] years as of December 31, 2003, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     Principal Risks

               An investment in the Short Term Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

TAX EXEMPT BOND FUND


     Fundamental Objective

               Seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.


     Principal  Investment Strategies

               The Tax Exempt Bond Fund concentrates its investments in investment-grade municipal debt obligations providing federal tax-exempt interest income. The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers 1-10 Year Municipal Bond Index, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market.

     Principal Risks

               An investment in the Tax Exempt Bond Fund, like any investment, has risks. The value of the Fund fluctuates with interest rates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal obligations and repurchase agreements, credit and liquidity enhancements, securities lending and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

               An  investment  in any  Fund  is not a  bank  deposit  and is not
               insured  or   guaranteed   by  the  Federal   Deposit   Insurance
               Corporation or any other government agency.

                                   Performance

      The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of that Fund's operations). The return (both before and after tax) for the Class E of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of the Class E Shares. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class S Shares are set forth below the bar charts.

      The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Securities Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

      The returns shown for the Class E Shares first issued prior to May 18, 1998 reflect the deduction of Rule 12b-1 distribution fees from the date each Fund's Class E Shares were first issued, which is identified below, until May 18, 1998. Effective May 18, 1998, Class E Shares of the Funds no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees. Returns for periods prior to the date that each Fund (other than the Select Growth and Select Value Funds) first issued its Class E Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. The following Funds commenced operations of their Class E Shares on the following dates: the Diversified Equity Fund--May 27, 1997; the Quantitative Equity, Special Growth, International Securities, Real Estate Securities and Diversified Bond Funds--November 4, 1996; the Multistrategy Bond Fund--September 11, 1998; the Emerging Markets Fund--September 22, 1998; the Short Term Bond Fund--February 18, 1999; the Tax Exempt Bond Fund--May 14, 1999; the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds--December 6, 2000. The Select Growth and Select Value Funds commenced operations on January 31, 2001.

      For periods prior to April 1, 1995, performance results for the Emerging Markets and Short Term Bond Funds do not reflect deduction of investment management fees.


      Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Funds' Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                             Diversified Equity Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S


                                   [Bar Chart]

                                   1994 -0.01%
                                   1995 35.17%
                                   1996 23.29%
                                   1997 31.32%
                                   1998 25.18%
                                   1999 18.23%
                                   2000 -10.99%
                                   2001 -14.84%
                                   2002 -22.27%
                                   2003 .........

                          Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)



  Average annual total returns                                                                                            10
  for the periods ended December 31, 2003                                                        1 Year      5 Years     Years

  Return Before Taxes, Class E................................................................          %          %         %

  Return Before Taxes, Class S................................................................          %          %         %

  Return After Taxes on Distributions, Class S................................................          %          %         %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S........................          %          %         %


  Russell 1000(R)Index.........................................................................         %          %         %


                            Quantitative Equity Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1994 0.19%
                                   1995 37.69%
                                   1996 23.08%
                                   1997 32.70%
                                   1998 24.82%
                                   1999 21.37%
                                   2000 -7.34%
                                   2001 -10.58%
                                   2002 -23.10%
                                   2003 .........


                          Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)



  Average annual total returns
  for the periods ended December 31, 2003                                                        1 Year      5 Years    10 Years

  Return Before Taxes, Class E................................................................          %          %         %

  Return Before Taxes, Class S................................................................          %          %         %

  Return After Taxes on Distributions, Class S................................................          %          %         %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S........................          %          %         %


  Russell 1000(R)Index.........................................................................         %          %         %


                           Tax-Managed Large Cap Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1997 31.73%
                                   1998 32.08%
                                   1999 16.57%
                                   2000 -8.53%
                                   2001 -10.59%
                                   2002 -25.26%
                                   2003 .........

                          Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)



  Average annual total returns                                                                                          Since
  for the periods ended December 31, 2003                                                       1 Year     5 Years    Inception*

  Return Before Taxes, Class E................................................................         %         %           %

  Return Before Taxes, Class S................................................................         %         %           %

  Return After Taxes on Distributions, Class S................................................         %         %           %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S........................         %         %           %


  S&P 500 Composite Stock Price Index.........................................................         %         %           %


* The Tax-Managed Large Cap Fund commenced operations on October 7, 1996.


                               Special Growth Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1994 -3.71%
                                   1995 28.52%
                                   1996 18.65%
                                   1997 28.77%
                                   1998 0.42%
                                   1999 21.45%
                                   2000 9.18%
                                   2001 -2.32%
                                   2002 -19.23%
                                   2003 .........

                          Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)



  Average annual total returns                                                                                           10
  for the periods ended December 31, 2003                                                       1 Year     5 Years      Years

  Return Before Taxes, Class E................................................................         %         %           %

  Return Before Taxes, Class S................................................................         %         %           %

  Return After Taxes on Distributions, Class S................................................         %         %           %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S........................         %         %           %


  Russell 2500(TM)Index.........................................................................       %         %           %

  Russell 2000(R)Index........................................................................         %         %           %



                        Tax-Managed Mid & Small Cap Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S


                                   [Bar Chart]

                                  2000 -6.36%
                                  2001 -10.87%
                                  2002 -17.45%
                                  2003 .........

                          Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)



  Average annual total returns                                                                                          Since
  for the periods ended December 31, 2003                                                                 1 Year      Inception*

  Return Before Taxes, Class E.........................................................................          %           %

  Return Before Taxes, Class S.........................................................................          %           %

  Return After Taxes on Distributions, Class S.........................................................          %           %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S.................................          %           %


  Russell 2500(TM)Index..................................................................................          %           %

  Russell Small Cap Completeness(TM)Index**..............................................................          %          %


* The Tax-Managed Mid & Small Cap Fund commenced operations on December 1, 1999.
** The Russell Small Cap Completeness Index(TM) is made up of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Composite Stock
     Price Index. The Fund uses the Russell Small Cap Completeness Index for management and construction of the Fund's portfolio.


                               Select Growth Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                  2002 -30.21%
                                  2003 .........

                          Best Quarter: ____% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)



  Average annual total returns                                                                                          Since
  for the periods ended December 31, 2003                                                                 1 Year      Inception*

  Return Before Taxes, Class E.........................................................................          %            %

  Return Before Taxes, Class S.........................................................................          %            %

  Return After Taxes on Distributions, Class S.........................................................          %            %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S.................................          %            %


  Russell 1000(R)Growth Index...........................................................................         %            %


* The Select Growth Fund commenced operations on January 31, 2001.


                                Select Value Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S


                                   [Bar Chart]

                                  2002 -18.81%
                                  2003 .........

                           Best Quarter: ___% (_Q/__)
                         Worst Quarter: (____%) (_Q/__)



  Average annual total returns                                                                                          Since
  for the periods ended December 31, 2003                                                                 1 Year      Inception*

  Return Before Taxes, Class E.........................................................................          %            %

  Return Before Taxes, Class S.........................................................................          %            %

  Return After Taxes on Distributions, Class S.........................................................          %            %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S.................................          %            %


  Russell 1000(R)Value Index............................................................................          %            %


* The Select Value Fund commenced operations on January 31, 2001.


                           Real Estate Securities Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1994 7.24%
                                   1995 10.87%
                                   1996 36.81%
                                   1997 18.99%
                                   1998 -15.94%
                                   1999 0.54%
                                   2000 29.36%
                                   2001 7.68%
                                   2002 3.31%
                                   2003 .........

                           Best Quarter: ___% (_Q/__)
                         Worst Quarter: (___%) (_Q/__)



  Average annual total returns
  for the periods ended December 31, 2003                                                            1 Year    5 Years   10 Years

  Return Before Taxes, Class E.....................................................................       %         %          %

  Return Before Taxes, Class S.....................................................................       %         %          %

  Return After Taxes on Distributions, Class S.....................................................       %         %          %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S.............................       %         %          %


  NAREIT Equity REIT Index.........................................................................       %         %          %


                          International Securities Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]
                                   1994 4.86%
                                   1995 10.20%
                                   1996 7.63%
                                   1997 0.26%
                                   1998 12.90%
                                   1999 30.52%
                                   2000 -11.43%
                                   2001 -21.98%
                                   2002 -15.94%
                                   2003 .........

                           Best Quarter: ___% (_Q/__)
                         Worst Quarter: (___%) (_Q/__)



  Average annual total returns
  for the periods ended December 31, 2003                                                          1 Year     5 Years   10 Years

  Return Before Taxes, Class E................................................................           %          %        %

  Return Before Taxes, Class S................................................................           %          %        %

  Return After Taxes on Distributions, Class S................................................           %          %        %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S........................           %          %        %


  MSCI EAFE Index.............................................................................           %          %        %


                              Emerging Markets Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1994 -5.83%
                                   1995 -8.21%
                                   1996 12.26%
                                   1997 -3.45%
                                   1998 -27.57%
                                   1999 49.03%
                                   2000 -30.76%
                                   2001 -3.38%
                                   2002 -7.51%
                                   2003 .........

                           Best Quarter: ___% (_Q/__)
                         Worst Quarter: (___%) (_Q/__)


  Average annual total returns
  for the periods ended December 31, 2003                                                         1 Year     5 Years   10 Years

  Return Before Taxes, Class E................................................................          %          %         %

  Return Before Taxes, Class S................................................................          %          %         %

  Return After Taxes on Distributions, Class S................................................          %          %         %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S........................          %          %         %


  MSCI Emerging Markets Free Index**..........................................................          %          %         %


                              Diversified Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1994 -3.25%
                                   1995 17.76%
                                   1996 3.43%
                                   1997 9.09%
                                   1998 8.09%
                                   1999 -1.26%
                                   2000 11.30%
                                   2001 8.03%
                                   2002 9.23%
                                   2003 .........

                           Best Quarter: ___% (_Q/__)
                         Worst Quarter: (___%) (_Q/__)



  Average annual total returns
  for the periods ended December 31, 2003                                                         1 Year     5 Years   10 Years

  Return Before Taxes, Class E................................................................          %          %      %

  Return Before Taxes, Class S................................................................          %          %      %

  Return After Taxes on Distributions, Class S................................................          %          %      %

  Return After Taxes on Distributions and Sale of Fund Shares, Class S........................          %          %      %


  Lehman Brothers Aggregate Bond Index........................................................          %          %      %

  30-Day Yields for the year ended December 31, 2003

  Class E......................................    %

  Class S......................................    %


      To obtain current yield information, please call 1-800-787-7354


                             Multistrategy Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1994 -4.35%
                                   1995 17.92%
                                   1996 4.97%
                                   1997 9.50%
                                   1998 6.79%
                                   1999 -0.81%
                                   2000 9.77%
                                   2001 7.58%
                                   2002 8.70%
                                   2003 .........

                           Best Quarter: ___% (_Q/__)
                         Worst Quarter: (___%) (_Q/__)


Average annual total returns
   for the periods ended December 31, 2003                                                       1 Year     5 Years   10 Years

   Return Before Taxes, Class E..............................................................          %          %          %

   Return Before Taxes, Class S..............................................................          %          %          %

   Return After Taxes on Distributions, Class S..............................................          %          %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class S......................          %          %          %

   Lehman Brothers Aggregate Bond Index......................................................          %          %          %

   30-Day Yields for the year ended December 31, 2003

   Class E.....................................       %

   Class S.....................................       %


      To obtain current yield information, please call 1-800-787-7354.

                              Short Term Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1994 0.82%
                                   1995 9.95%
                                   1996 4.76%
                                   1997 6.02%
                                   1998 6.09%
                                   1999 3.03%
                                   2000 7.63%
                                   2001 8.30%
                                   2002 6.31%
                                   2003 .........

                           Best Quarter: ___% (_Q/__)
                         Worst Quarter: (___%) (_Q/__)


   Average annual total returns
   for the periods ended December 31, 2003                                                      1 Year      5 Years   10 Years

   Return Before Taxes, Class E............................................................        %           %          %

   Return Before Taxes, Class S............................................................        %           %          %

   Return After Taxes on Distributions, Class S............................................        %           %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class S....................        %           %          %

   Merrill Lynch 1-2.99 Years Treasury Index...............................................        %           %          %

   30-Day Yields for the year ended December 31, 2003

   Class E.......................................     %

   Class S.......................................     %


      To obtain current yield information, please call 1-800-787-7354.


                              Tax Exempt Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                   [Bar Chart]

                                   1994 -0.54%
                                   1995 7.81%
                                   1996 3.07%
                                   1997 4.92%
                                   1998 4.82%
                                   1999 -0.52%
                                   2000 7.77%
                                   2001 5.02%
                                   2002 8.04%
                                   2003 .........

                           Best Quarter: ___% (_Q/__)
                         Worst Quarter: (___%) (_Q/__)

   Average annual total returns
   for the periods ended December 31, 2003*                                                      1 Year     5 Years    10 Year

   Return Before Taxes, Class E..............................................................       %          %          %

   Return Before Taxes, Class S..............................................................       %          %          %

   Return After Taxes on Distributions, Class S..............................................       %          %          %

   Return After Taxes on Distributions and Sale of Fund Shares, Class S......................       %          %          %

   Lehman Brothers Municipal 1-10 Year Index.................................................       %          %         --

   Yields for the year ended December 31, 2003

   30-Day Yield

   Class E..............................    %

   Class S..............................    %

   30-Day Tax Equivalent Yield

   Class E..............................    %

   Class S..............................    %

* The performance of the Tax Exempt Bond Fund prior to January 1, 1999 reflects a higher advisory fee than is currently borne by the Fund.

      To obtain current yield information, please call 1-800-787-7354.


                                Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.
                                Shareholder Fees
                    (fees paid directly from your investment)



                                                                           Maximum Sales
                                                             Maximum Sales Charge (Load)
                                                             Charge (Load) Imposed on      Maximum
                                                               Imposed on  Reinvested      Deferred Sales  Redemption   Exchange
                                                               Purchases   Dividends       Charge(Load)       Fees        Fees

All Funds, Classes E and S.................................  None          None            None            None         None




                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)



                                                                       Other Expenses
                                                                       (including
                                                                       Administrative  Total Gross  Fee
                                                                       Fees and        Annual Fund  Waivers          Total Net
                                                        Advisory       Shareholder     Operating    and Expense      Annual Fund
                                                           Fee         Servicing Fees) Expenses     Reimbursements#  Operating
                                                                                                      Expenses
Class E Shares*
     Diversified Equity..............................     0.73%             %            %               %                 %
     Quantitative Equity.............................     0.73%             %            %               %                 %
     Tax-Managed Large Cap...........................     0.70%             %            %               %                 %
     Special Growth..................................     0.90%             %            %               %                 %
     Tax-Managed Mid & Small Cap#....................     0.98%             %            %               %                 %
     Select Growth#..................................     0.80%             %            %               %                 %
     Select Value#...................................     0.70%             %            %               %                 %
     Real Estate Securities..........................     0.80%             %            %               %                 %
     International Securities........................     0.90%             %            %               %                 %
     Emerging Markets................................     1.15%             %            %               %                 %
     Diversified Bond................................     0.40%             %            %               %                 %
     Multistrategy Bond..............................     0.60%             %            %               %                 %
     Short Term Bond#................................     0.45%             %            %               %                 %
     Tax Exempt Bond.................................     0.30%             %            %               %                 %
Class S Shares
     Diversified Equity..............................     0.73%             %            %               %                 %
     Quantitative Equity.............................     0.73%             %            %               %                 %
     Tax-Managed Large Cap...........................     0.70%             %            %               %                 %
     Special Growth..................................     0.90%             %            %               %                 %
     Tax-Managed Mid & Small Cap#....................     0.98%             %            %               %                 %
     Select Growth#..................................     0.80%             %            %               %                 %
     Select Value#...................................     0.70%             %            %               %                 %
     Real Estate Securities..........................     0.80%             %            %               %                 %
     International Securities........................     0.90%             %            %               %                 %
     Emerging Markets................................     1.15%             %            %               %                 %
     Diversified Bond................................     0.40%             %            %               %                 %
     Multistrategy Bond..............................     0.60%             %            %               %                 %
     Short Term Bond#................................     0.45%             %            %               %                 %
     Tax Exempt Bond.................................     0.30%             %            %               %                 %

          * "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

          ** Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October
          31, 2004.


          # [For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until _________________, 2005, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed
          ____% of the average daily net assets of that Fund on an annual basis.
          Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

          For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until _________________, 2005, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class E and Class S exceed ___% and ___%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class E and Class S to ___% and ___%, respectively.

          For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until _________________, 2005, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class E and Class S exceed ___% and ___%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class E and Class S to ___% and ___%, respectively.

          For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until _________________, 2005, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ___% of average daily net assets of that Fund on an annual basis.
          Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.]

          ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.


      In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves and collateral for all Funds (except the Tax Exempt Bond Fund which invests its cash reserves and collateral in the Tax Free Money Market Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in FRIC's Money Market Fund and Tax Free Money Market Fund are 0.10% (net of fee waivers and reimbursements) and 0.25%, respectively.

Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


      The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through _____________, 2005. The calculation of costs for the one year period does take into account such waivers.




      Although your actual costs may be higher or lower, under these assumptions your costs would be:



                                             1 Year 3 Years 5 Years 10 Years

Class E Shares
   Diversified Equity Fund................   $      $       $       $
   Quantitative Equity Fund...............
   Tax-Managed Large Cap Fund.............
   Special Growth Fund....................
   Tax-Managed Mid & Small Cap Fund.......
   Select Growth Fund.....................
   Select Value Fund......................
   Real Estate Securities Fund............
   International Securities Fund..........
   Emerging Markets Fund..................
   Diversified Bond Fund..................
   Multistrategy Bond Fund................
   Short Term Bond Fund...................
   Tax Exempt Bond Fund...................
Class S Shares
   Diversified Equity Fund................   $      $       $       $
   Quantitative Equity Fund...............
   Tax-Managed Large Cap Fund.............
   Special Growth Fund....................
   Tax-Managed Mid & Small Cap Fund.......
   Select Growth Fund.....................
   Select Value Fund......................
   Real Estate Securities Fund............
   International Securities Fund..........
   Emerging Markets Fund..................
   Diversified Bond Fund..................
   Multistrategy Bond Fund................
   Short Term Bond Fund...................
   Tax Exempt Bond Fund...................

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

      Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

      Three functions form the core of Russell's consulting services:
       o Objective  Setting:  Defining  appropriate  investment  objectives  and desired investment returns, based on a client's unique situation and risk tolerance.
       o Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.
       o Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.


                             MANAGEMENT OF THE FUNDS


      The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2003, managed over $_____ billion in 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

      Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

      Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers as more fully described below. Each of the Fund's money managers makes investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

         FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo develops the investment programs for each Fund, selects, subject to approval of the Funds' Board, money managers for the Funds, allocates Fund assets among the money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. FRIMCo may also directly manage portions of a Fund during periods of transitions from one money manger to another.

      FRIMCo's officers and employees who manage the FRIC Funds and oversee the money managers of the FRIC Funds are:

               o Thomas F. Hanly, Chief Investment Officer of Russell and FRIMCo since January 2004. From 1999 to 2003, Mr. Hanly was Chief Financial Officer of Russell. From 1997 to 1999, Mr. Hanly served as a Director of Frank Russell Capital.

               o Randall P. Lert, who has been Chief Portfolio Strategist of FRIMCo since January 2004. From 1989 to 2003, Mr. Lert was Chief Investment Officer of FRIMCo.

               o Ernest Ankrim, Ph.D., Chief Investment Strategist since January 2003. Dr. Ankrim was Director, Portfolio Strategy for FRIMCo from January 2001 to December 2002. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

               o Randal C. Burge, Director, Global Equity since January 2003. Mr. Burge was Director, Portfolio Management from December 2001 to December 2002. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

               o Jean Carter, Managing Director, Strategic Investment Resources since January 2003. Ms. Carter was Director, North American IMG from December 2001 to December 2002. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

               o James Duberly, Director of Global Fixed Income of FRIMCo since 2002. From 1998 to 2002, Mr. Duberly was a Portfolio Manager with Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1998, Mr. Duberly was a Senior Portfolio Manager with the Bank for International Settlements based in Basel, Switzerland.

               o Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

               o Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

               o Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

               o Paul R. Greenwood, Director of US Equity for FRIMCo since 2002. From 1993 to 2002, Mr. Greenwood was a Senior Research Analyst for Russell.

               o Robert E. Hall, who has been a Portfolio Manager of FRIMCo since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo.

               o Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for Russell.

               o James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' cash reserves and arranges brokerage execution of certain money manager portfolio decisions on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

               o James A. Jornlin, who has been a Portfolio Manager of FRIMCo since July 1996.

               o Noel Lamb, Director and North American Chief Investment Officer of FRIMCo since January 2003. From 1997 to 2002, Mr. Lamb was Director of Portfolio Management of Frank Russell Company Limited, an affiliate of FRIMCo.

               o Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for Russell from 1995 to 1997 and a Senior Research Analyst for Russell from 1997 to 2000.

               o Michael R. Ruff, who has been a Portfolio Manager of FRIMCo since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst for Russell. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst with Russell.

               o Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for Russell. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

               o Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.


      The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

               o Jeffrey Hussey and Michael Ruff have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.

               o Michael Ruff and Jeff Hussey have primary responsibility for the management of the Short Term Bond and Tax Exempt Bond Funds.

               o Dennis Trittin and Ron Dugan have primary responsibility for the management of the Equity I and Diversified Equity Funds.

               o Erik Ogard and Dennis Trittin have primary responsibility for the management of the Equity II, Special Growth and Select Growth Funds.

               o Ron Dugan and Dennis Trittin have primary responsibility for the management of the Equity Q, Quantitative Equity and Select Value Funds.

               o Steve Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap Fund.

               o Steve Skatrud and Erik Ogard have primary responsibility for the management of the Tax-Managed Mid & Small Cap Fund.

               o Robert Hall and James Jornlin have primary responsibility for the management of the Emerging Markets Fund.

               o   James Jornlin and Ann Duncan have primary  responsibility for
                   the  management  of  the   International   and  International
                   Securities Funds.

               o Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

               o Ron Dugan and Michael Ruff have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

               o Stephen Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

     In the last fiscal year, the aggregate annual rate of advisory and administrative fees, paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Diversified Equity Fund, _____%; Quantitative Equity Fund, _____%; Tax-Managed Large Cap Fund, _____%; Special Growth Fund, _____%; Tax-Managed Mid & Small Cap Fund, _____%; Select Growth Fund, _____%; Select Value Fund, _____%; Real Estate Securities Fund, ____%; International Securities Fund, _____%; Emerging Markets Fund, _____%; Diversified Bond Fund, _____%; Multistrategy Bond Fund, _____%; Short Term Bond Fund, _____%; and Tax Exempt Bond Fund, _____%. Of these aggregate amounts 0.05% is attributable to administrative services.



                               THE MONEY MANAGERS

      Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

      Each money manager has complete discretion to select portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

     Geewax, Terker & Company manages the Tax-Managed Mid & Small Cap Fund. John Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD (all but dissertation) from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and the Chief Investment Officer. In this capacity, he serves as a portfolio manager, and has oversight responsibility for the research and development and trading functions of the firm.



                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES


     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.


DIVERSIFIED EQUITY FUND

     Non-Fundamental Investment Objective

 Seeks to provide long term capital growth.


     Principal  Investment Strategies


               The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND

     Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.


     Principal  Investment Strategies


               The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments.

               These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX-MANAGED LARGE CAP FUND


     Non-Fundamental Investment Objective

               Seeks to provide long term capital growth on an after-tax basis.



     Principal Investment Strategies


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in large capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of the U.S. companies in the S&P 500 Index ranged from approximately $295.5 billion to $400 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another.

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund seeks to realize capital growth while managing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The Fund is designed for long-term investors who seek to reduce the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                                      The Fund  intends  to manage  its  taxable
distributions to shareholders in two ways:

               o First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

               o Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money mangers believe it is appropriate. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.


               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.


               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND


     Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



     Principal  Investment Strategies


               The Special  Growth Fund invests  primarily  in common  stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $3.1 billion to $117 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX-MANAGED MID & SMALL CAP FUND


     Non-Fundamental Investment Objective

               Seeks to provide long term capital growth on an after-tax basis.



     Principal   Investment Strategies


               The Tax-Managed Mid & Small Cap Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in medium and small capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $40 billion to $1.2 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund generally pursues a market-oriented style of security selection. The money manager selects securities from the growth and value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small and medium capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and include both growth and value securities.

               The Fund seeks to realize capital growth while managing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.


               The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.


               The  Fund  intends  to  manage  its  taxable   distributions   to
               shareholders in two ways:

               o First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

               o Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money manager believes it is appropriate. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.


               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT GROWTH FUND

     Non-Fundamental Investment Objective


               Seeks to provide long term capital growth. Principal Investment The Select Growth Fund invests primarily in large and medium capitalization stocks with Strategies some exposure to small and micro capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.


               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT VALUE FUND


     Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.


     Principal  Investment Strategies


               The Select Value Fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.


               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.




REAL ESTATE SECURITIES FUND


     Non-Fundamental Investment  Objective

               Seeks to provide current income and long term capital growth.


     Principal  Investment Strategies

               The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments primarily in equity securities of issuers whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

               The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND


     Non-Fundamental Investment Objective

     Seeks to provide long term capital growth.


     Principal Investment Strategies


               The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies.


               To a limited extent, the Fund may also invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.

               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.


      Principal  Investment Strategies

               The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.


               The Fund invests in common stocks of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

DIVERSIFIED BOND FUND


     Non-Fundamental Investment  Objective

               Seeks to provide current income and the preservation of capital.


     Principal  Investment Strategies

               The Diversified Bond Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [___] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND


     Non-Fundamental Investment   Objective

               Seeks to provide current income and capital appreciation.


     Principal  Investment Strategies


               The Multistrategy Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was [___] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND


      Non-Fundamental Investment Objective

               Seeks to provide current income and preservation of capital with a focus on short duration securities.


      Principal Investment Strategies

               The Short Term Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund considers each of these foregoing types of securities to be "bonds." The Fund also considers derivative instruments whose value is based on debt obligations, such as futures contracts, interest rate swaps and forward contracts, to be included in the definition of bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was [___] years as of December 31, 2003, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX EXEMPT BOND FUND


      Fundamental Investment Objective

               Seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.


      Principal Investment Strategies

               The Tax Exempt Bond Fund concentrates its investments in investment-grade municipal debt obligations providing federal tax-exempt interest income. Specifically, these obligations are debt obligations issued by states, territories and possessions of the US and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax. This fundamental policy can only be changed by a vote of the shareholders of the Fund. The 80% investment requirement applies at the time the Fund invests its assets.


               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Municipal 1-10 Year Index, which was [___] years as of December 31, 2003, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


               The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


        Risk Associated With                               Description                                 Relevant Fund
-------------------------------------  ----------------------------------------------------           ---------------------------



Multi-Manager Approach                 The investment styles employed by a Fund's money               Diversified Equity
                                       managers may not be complementary. The interplay               Special Growth
                                       of the various strategies employed by a Fund's                 Quantitative Equity
                                       multiple money managers may result in a Fund                   Tax-Managed Large Cap
                                       holding a concentration of certain types of                    International Securities
                                       securities. This concentration may be beneficial               Emerging Markets
                                       or detrimental to a Fund's performance depending               Real Estate Securities
                                       upon the performance of those securities and the               Short Term Bond
                                       overall economic environment. The multi-manager                Diversified Bond
                                       approach could result in a high level of portfolio             Multistrategy Bond
                                       turnover, resulting in higher Fund brokerage                   Tax Exempt Bond
                                       expenses and increased tax liability from a Fund's             Select Growth
                                       realization of capital gains.                                  Select Value


Tax-Sensitive Management               A Fund's tax-managed equity investment strategy                Tax-Managed Large Cap
                                       may not provide as high a return before                        Tax-Managed Mid & Small Cap
                                       consideration of federal income tax consequences
                                       as other mutual funds that are not tax-managed. A
                                       tax-sensitive investment strategy involves active
                                       management and a Fund may, at times, take steps to
                                       postpone the realization of capital gains that
                                       other mutual funds that are not tax-managed may
                                       not. This may lead to a difference in pre-tax
                                       returns. At times, it may also be impossible to
                                       implement the tax-managed strategy if, for
                                       example, a Fund does not have any capital losses
                                       to offset capital gains.


Equity Securities                      The value of equity securities will rise and fall              Diversified Equity
                                       in response to the activities of the company that              Special Growth
                                       issued the stock, general market conditions and/               Quantitative Equity
                                       or economic conditions.                                        International Securities
                                                                                                      Emerging Markets
                                                                                                      Real Estate Securities
                                                                                                      Tax-Managed Large Cap
                                                                                                      Tax-Managed Mid & Small Cap
                                                                                                      Select Growth
                                                                                                      Select Value

      o   Value Stocks                 Investments in value stocks are subject to risks               Diversified Equity
                                       that (i) their intrinsic values may never be                   Special Growth
                                       tealized by the market or (ii) such stock may turn             Tax-Managed Large Cap
                                       out not to have been undervalued.                              International Securities
                                                                                                      Select Value


      o   Growth Stocks                Growth company stocks may provide minimal                      Diversified Equity
                                       dividends which could otherwise cushion stock                  Special Growth
                                       prices in a market decline. The value of growth                Tax-Managed Large Cap
                                       company stocks may rise and fall significantly                 International Securities
                                       based, in part, on investors' perceptions of the               Select Growth
                                       company, rather than on fundamental analysis of
                                       the stocks.


      o   Market-Oriented Investments  Market-oriented investments are generally subject              Diversified Equity
                                       the risks associated with growth and value                     Special Growth
                                       stocks.                                                        Quantitative Equity
                                                                                                      International  Securities
                                                                                                      Tax-Managed Large Cap
                                                                                                      Tax-Managed Mid & Small Cap

      o   Securities of Small          Investments in smaller companies may involve                   Special Growth
          Capitalization Companies     greater risks because these companies generally                Tax-Managed Mid & Small Cap
                                       have a limited track record. Smaller companies                 Select Growth
                                       often have narrower markets and more limited                   Select Value
                                       managerial and financial resources than larger,
                                       more established companies. As a result, their
                                       performance can be more volatile, which may
                                       increase the volatility of a Fund's portfolio.

Fixed-Income Securities                Prices of fixed-income securities rise and fall in             Short Term Bond
                                       response to interest rate changes. Generally, when             Diversified Bond
                                       interest rates rise, prices of fixed-income                    Multistrategy Bond
                                       securities fall. The longer the duration of the                Tax Exempt Bond
                                       security, the more sensitive the security is to
                                       this risk. A 1% increase in interest rates would
                                       reduce the value of a $100 note by approximately
                                       one dollar if it had a one-year duration. There is
                                       also a risk that fixed income securities will be
                                       downgraded in credit rating or go into default.
                                       Lower-rated bonds, and bonds with larger final
                                       maturities, generally have higher credit risks.

      o   Non-Investment Grade         Although lower rated debt securities generally                 Short Term Bond
          Fixed-Income Securities      offer a higher yield than higher rated debt                    Multistrategy Bond
                                       securities, they involve higher risks. They are
                                       especially subject to:

                                             o   Adverse changes in general economic
                                                 conditions and in the industries in which
                                                 their issuers are engaged,

                                             o   Changes in the financial condition of
                                                 their issuers and

                                             o   Price fluctuations in response to
                                                 changes in interest rates.

                                       As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.


International Securities               A Fund's return and net asset value may be                     International Securities
                                       significantly affected by political or economic                Emerging Markets
                                       conditions and regulatory requirements in a particular         Short Term Bond
                                       country. Non-US markets, economies and political               Multistrategy Bond
                                       systems may be less stable than US markets, and changes        Diversified Bond
                                       in exchange rates of foreign currencies can affect the
                                       value of a Fund's foreign assets. Non-US laws and
                                       accounting standards typically are not as strict as
                                       they are in the US and there may be less public
                                       information available about foreign companies. Non-US
                                       securities markets may be less liquid and have fewer
                                       transactions than US securities markets. Additionally,
                                       international markets may experience delays and
                                       disruptions in securities settlement procedures for a
                                       Fund's portfolio securities.

      o   Non-US Debt Securities       A Fund's non-US debt securities are typically                  Short Term Bond
                                       obligations of sovereign governments and corporations.         Multistrategy Bond
                                       To the extent that a Fund invests a significant portion        Diversified Bond
                                       of its assets in a concentrated geographic area like
                                       Eastern Europe or Asia, the Fund will generally have
                                       more exposure to regional economic risks associated
                                       with foreign investments.

      o   Emerging Market Countries    Investments in emerging or developing markets involve          Emerging Markets
                                       exposure to economic structures that are generally less        Short Term Bond
                                       diverse and mature, and to political systems which have        Multistrategy Bond
                                       less stability than those of more developed countries.         Diversified Bond
                                       These securities are particularly subject to a risk of         International Securities
                                       default from political instability. Emerging market
                                       securities are subject to currency transfer
                                       restrictions and may experience delays and disruptions
                                       in securities settlement procedures for a Fund's
                                       portfolio securities. The volatility of emerging
                                       markets can be significantly higher than other equity
                                       asset classes.

      o  Instruments of US and         Non-US corporations and banks issuing dollar                   Short Term Bond
         Foreign Banks and             denominated  instruments in the US are not                     Diversified Bond
         Branches and Foreign          necessarily subject to the same regulatory                     Multistrategy Bond
         Corporations, Includi         requirements  that apply to US  corporations and banks,
                                       such as  accounting, auditing and recordkeeping standards, the public availability of information and, for banks,
                                       reserve requirements, loan limitations and examinations.
                                       This adds to the analytical complexity of these securities, and may increase the possibility that a non-US
                                       corporation or bank may become insolvent or otherwise
                                       unable to fulfill its obligations on these instruments.M


Derivatives (e.g. Futures              If a Fund incorrectly forecasts interest rates in using        Short Term Bond
Contracts, Options on Futures,         derivatives, the Fund could lose money. Price movements        Diversified Bond
Interest Rate Swaps)                   of a futures contract, option or structured note may           Multistrategy Bond
                                       not be identical to price movements of portfolio
                                       securities or a securities index resulting in the risk
                                       that, when a Fund buys a futures contract or option as
                                       a hedge, the hedge may not be completely effective.
                                       Furthermore, regulatory requirements for the Funds to
                                       set aside assets to meet their obligations with respect
                                       to derivatives may result in a Fund being unable to
                                       purchase or sell securities when it would otherwise be
                                       favorable to do so, or in a Fund needing to sell
                                       securities at a disadvantageous time. A Fund may also
                                       be unable to close out its derivatives positions when
                                       desired.

Real Estate Securities                 Just as real estate values go up and down, the value of        Real Estate Securities
                                       the securities of companies involved in the industry,
                                       and in which a Fund invests, also fluctuates. A Fund
                                       that invests in real estate securities is also subject
                                       to the risks associated with direct ownership of real
                                       estate. Additional risks include declines in the value
                                       of real estate, changes in general and local economic
                                       conditions, increases in property taxes and changes in
                                       tax laws and interest rates. The value of securities of
                                       companies that service the real estate industry may
                                       also be affected by such risks.

      o   REITs                        REITs may be affected by changes in the value of the           Real Estate Securities
                                       underlying properties owned by the REITs and by the
                                       quality of tenants' credit. Moreover, the underlying
                                       portfolios of REITs may not be diversified, and
                                       therefore subject to the risk of investing in a limited
                                       number of properties. REITs are also dependent upon
                                       management skills and are subject to heavy cash flow
                                       dependency, defaults by tenants, self-liquidation and
                                       the possibility of failing either to qualify for
                                       tax-free pass through of income under federal tax laws
                                       or to maintain their exemption from certain federal
                                       securities laws.

Municipal Obligations                  Municipal obligations are affected by economic,                Short Term Bond
                                       business or political developments. These securities           Diversified Bond
                                       may be subject to provisions of litigation, bankruptcy         Multistrategy Bond
                                       and other laws affecting the rights and remedies of            Tax Exempt Bond
                                       creditors, or may become subject to future laws
                                       extending the time for payment of principal and/or
                                       interest, or limiting the rights of municipalities to
                                       levy taxes.

Repurchase Agreements                  Under a repurchase agreement, a bank or broker sells           Short Term Bond
                                       securities to a Fund and agrees to repurchase them at          Diversified Bond
                                       the Fund's cost plus interest. If the value of the             Multistrategy Bond
                                       securities declines and the bank or broker defaults on
                                       its repurchase obligation, a Fund could incur a loss.

Credit and Liquidity Enhancements      Adverse changes in a guarantor's credit quality if             Tax Exempt Bond
                                       contemporaneous with adverse changes in the guaranteed
                                       security could cause losses to a Fund and may affect
                                       its net asset value.


Exposing Cash Reserves to              By exposing its cash reserves to the performance of            All Funds
Appropriate Markets                    appropriate markets by purchasing equity or fixed
                                       income securities and/or derivatives, a Fund's
                                       performance tends to correlate more closely to the
                                       performance of that market as a whole. However, the
                                       market performance of these instruments may not
                                       correlate precisely to the performance of the
                                       corresponding market. This approach increases a Fund's
                                       performance if the particular market rises and reduces
                                       a Fund's performance if the particular market declines.


Securities Lending                     If a borrower of a Fund's securities fails financially,        All Funds
                                       the Fund's recovery of the loaned securities may be
                                       delayed or the Fund may lose its rights to the
                                       collateral which could result in a loss to a Fund.




                               PORTFOLIO TURNOVER

      The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:


Declared                                                    Payable                                      Funds
                                            -----------------------------------------   -----------------------------------------

Monthly................................     Early in the following month                Tax Exempt Bond, Diversified Bond and
                                                                                        Multistrategy Bond Funds

Quarterly..............................     Mid: April, July, October and               Diversified Equity, Quantitative
                                            December                                    Equity, Real Estate Securities, Short
                                                                                        Term Bond and Select Value Funds

Annually...............................     Mid-December                                Special Growth, International
                                                                                        Securities, Emerging Markets,
                                                                                        Tax-Managed Large Cap, Tax-Managed Mid
                                                                                        & Small Cap and Select Growth Funds


Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

      In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


      If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.


      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


      When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

      If you are a corporate investor, a portion of the dividends from net investment income paid by Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, Real Estate Securities Fund, Tax-Managed Large Cap Fund, Tax-Managed Mid & Small Cap Fund, Select Growth Fund or Select Value Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.


      Although the Tax-Managed Large Cap and the Tax-Managed Mid & Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either the Fund's or their money managers' control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund may vary considerably from year to year.

      The Tax Exempt Bond Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional Shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

      By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

      Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED


Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.


Valuation of Portfolio Securities


      Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Market quotations for non-US securities may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board, occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


      Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

      The Funds offer multiple Classes of Shares in this Prospectus: Class E Shares and Class S Shares.
      Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

      Class S Shares participate in neither the Funds' distribution plan nor the Funds' shareholder servicing plan.


      The Funds or FRIMCo each may pay Financial Intermediaries for administrative services provided by those Financial Intermediaries. FRIMCo may also pay Financial Intermediaries for distribution and/or other services. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' Distributor with respect to Class E Shares of the Funds.

                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

      For each of the Class E and Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.




      Each Fund reserves the right to reject any purchase order for any reason. Additionally, because short-term investments are inconsistent with the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' long-term strategy, these Funds will apply their general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions is, in the opinion of these Funds, inconsistent with the Funds' strategy.

      You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


      All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

      Frequent Trading: The Funds do not knowingly permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if a Fund is able to determine that you are engaging in this type of activity a Fund may at its sole discretion suspend or terminate your trading privileges. The Funds will use reasonable efforts to detect market timers, but may not be able to detect market timing in all types of accounts, such as accounts held through Financial Intermediaries. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.


Offering Dates and Times

      Orders must be received by a Fund or any authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.


Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.


      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.




Systematic Exchange Program

      If you invest through certain Financial Intermediaries, the Funds, except for the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.


       A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.


      The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic exchange program in view of their portfolio management strategies.


                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.


Redemption Dates and Times

      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.


Systematic Withdrawal Program

      If you invest through certain Financial Intermediaries, the Funds, except the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

      The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.

      You may  discontinue  the  systematic  withdrawal  program,  or change the
amount  and  timing  of  withdrawal   payments  by  contacting   your  Financial
Intermediary.


                         PAYMENT OF REDEMPTION PROCEEDS

      Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days after receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

      The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

        o   The Fund name and account number

        o   Details related to the transaction including type and amount

        o   Signatures of all owners exactly as registered on the account

        o   Any supporting legal documentation that may be required

Responsibility for Fraud

      Neither the Funds nor their transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.


In-Kind Exchange of Securities

      FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

      Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

      The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.


Redemption In-Kind

      A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

      The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by [
 ], whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

      The  information  in  the  following   tables   represents  the  Financial
Highlights for the Funds' Class E and Class S Shares, respectively, for the periods shown.

Diversified Equity Fund--Class E Shares

                                                                              Fiscal                       Year Ended
                                                                            Year Ended                     December 31,
                                                                           October 31,
                                                                    2003       2002      2001      2000*     1999        1998

Net Asset Value, Beginning of Period............................     [ ]       $ 36.35    $ 50.55  $ 54.43   $ 51.40     $ 43.64
                                                                               -------    -------  -------   -------     -------
Income From Operations
   Net investment income(a).....................................     [ ]          .08        .07      .08        .13         .10
   Net realized and unrealized gain (loss)......................     [ ]        (5.23)    (13.96)   (2.57)      8.81       10.34
                                                                                ------    -------  -------   -------     -------
      Total income from operations..............................     [ ]        (5.15)    (13.89)   (2.49)      8.94       10.44
                                                                                ------    -------  -------   -------     -------
Distributions
   From net investment income...................................     [ ]         (.09)      (.08)    (.17)      (.09)       (.08)
   From net realized gain.......................................     [ ]           --       (.23)   (1.22)     (5.82)      (2.60)
   Tax return of capital........................................     [ ]
                                                                                 (.01)         --       --        --          --
                                                                                ------    -------  -------   -------     -------
      Total distributions.......................................     [ ]         (.10)      (.31)   (1.39)     (5.91)      (2.68)
Net Asset Value, End of Period..................................     [ ]      $ 31.10    $ 36.35  $ 50.55    $ 54.43     $ 51.40
Total Return (%)(b).............................................     [ ]       (14.22)    (27.59)   (4.49)     17.95       24.59

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).....................     [ ]       23,656     23,586   19,666     12,958       9,007
   Ratios to average net assets (%)(c):
      Operating expenses........................................     [ ]         1.28     1.24       1.19       1.19        1.33
      Net investment income.....................................     [ ]          .21      .17        .19        .23         .21

   Portfolio turnover rate (%)..................................     [ ]       128.80     146.81   141.75     110.36      100.31

*   For the ten months ended October 31, 2000.
** For the period May 27, 1997 (commencement of sale) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Diversified Equity Fund--Class S Shares


                                                                          Fiscal                                Year Ended
                                                                        Year Ended                             December 31,
                                                                       October 31,
                                                               2003       2002        2001       2000*       1999       1998

Net Asset Value, Beginning of Period..................          [ ]        $  36.35  $   50.55    $  54.33 $   51.39     $  43.64
                                                                         ----------  ---------   --------- ---------     --------
Income From Operations
   Net investment income(a)...........................          [ ]             .16        .18         .19      .28           .30
   Net realized and unrealized gain (loss)............          [ ]          (5.23)    (13.97)      (2.57)      8.79        10.34
                                                                         ----------  ---------   --------- ---------     --------
      Total income from operations....................          [ ]          (5.07)    (13.79)      (2.38)      9.07        10.64
                                                                         ----------  ---------   --------- ---------     --------

Distributions
   From net investment income.........................          [ ]           (.16)      (.18)       (.18)     (.31)        (.29)
   From net realized gain.............................          [ ]            --        (.23)      (1.22)    (5.82)       (2.60)
   Tax return of capital..............................          [ ]          (.03)         --          --         --           --
                                                                         ----------  ---------   --------- ---------     --------
      Total distributions.............................          [ ]          (.19)       (.41)      (1.40)     (6.13)      (2.89)
                                                                         ----------  ---------   --------- ---------     --------

Net Asset Value, End of Period........................          [ ]       $ 31.09   $    36.35  $    50.55  $  54.33   $    51.39
                                                                         =========  =========     ======== =========     ========

Total Return (%)(b)...................................          [ ]         (14.02)    (27.41)      (4.28)     18.21        25.11


Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...........
                                                                [ ]       972,139   1,119,120   1,516,448  1,569,920  1,367,016
   Ratios to average net assets (%)(c):
      Operating expenses..............................          [ ]            1.03        .99         .94       .93          .91
      Net investment income...........................          [ ]             .46        .42         .45       .51          .62

   Portfolio turnover rate (%)........................          [ ]          128.80     146.81      141.75    110.36       100.31

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Quantitative Equity Fund--Class E Shares


                                                                             Fiscal
                                                                           Year Ended                              Year Ended
                                                                          October 31,                             December 31,
                                                                2003  2002           2001    2000*         1999       1998

Net Asset Value, Beginning of Period.........................   [ ]       $ 32.28     $ 44.17   $ 45.19      $ 42.50   $ 36.80
                                                                        ---------    --------  --------    ---------  --------
Income From Operations
Net investment income(a).....................................   [ ]          .07          .07       .06          .13        .12

Net realized and unrealized gain (loss)......................   [ ]        (5.27)     (10.57)     (.08)         8.50       8.54
                                                                        ---------    --------  --------    ---------  --------
Total income from operations.................................   [ ]        (5.20)     (10.50)     (.02)         8.63       8.66
                                                                        ---------    --------  --------    ---------  --------

Distributions
From net investment income...................................   [ ]         (.13)       (.07)     (.09)        (.10)      (.16)

From net realized gain.......................................   [ ]           --       (1.32)     (.91)       (5.84)     (2.80)

Tax return of capital........................................   [ ]         (.01)         --         --           --         --
                                                                        ---------    --------  --------    ---------  --------
Total distributions..........................................   [ ]         (.14)      (1.39)    (1.00)       (5.94)     (2.96)
                                                                        ---------    --------  --------    ---------  --------
Net Asset Value, End of Period...............................   [ ]       $ 26.94     $ 32.28   $ 44.17      $ 45.19    $ 42.50
                                                                       ==========    ========  ========    =========  =========
Total Return (%)(b)..........................................   [ ]       (16.16)     (24.30)       .11        21.11      24.34


Ratios/Supplemental Data:
Net Assets, end of period (in thousands).....................   [ ]        25,667      23,700    15,314        7,987      7,479

Ratios to average net assets (%)(c):
Operating expenses...........................................   [ ]          1.27        1.22      1.17         1.18       1.31

Net investment income........................................   [ ]           .24         .18       .15          .28        .30


Portfolio turnover rate (%)..................................   [ ]         71.10       85.00     59.25        89.52      77.23


* For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Quantitative Equity Fund--Class S Shares

                                                                        Fiscal                                  Year Ended
                                                                      Year Ended                               December 31,
                                                                      October 31,
                                                             2003     2002         2001       2000*       1999         1998

Net Asset Value, Beginning of Period....................     [ ]        $  32.36    $  44.27  $    45.19  $    42.53   $   36.78
                                                                      ----------   ---------    --------  ----------   ---------
Income From Operations
   Net investment income(a).............................     [ ]             .15         .16         .15         .24         .27
   Net realized and unrealized gain (loss)..............
                                                             [ ]          (5.28)     (10.59)       (.02)       8.50         8.55
      Total income from operations......................              ----------   ---------    --------  ----------   ---------
                                                             [ ]          (5.13)     (10.43)         .13        8.74        8.82
                                                                      ----------   ---------    --------  ----------   ---------
Distributions
   From net investment income...........................     [ ]           (.20)       (.16)       (.14)       (.24)       (.27)
   From net realized gain...............................     [ ]              --      (1.32)       (.91)      (5.84)      (2.80)
   Tax return of capital................................
                                                             [ ]           (.02)         --          --          --           --
      Total distributions...............................              ----------   ---------    --------  ----------   ---------
                                                             [ ]           (.22)      (1.48)      (1.05)      (6.08)      (3.07)
                                                                      ----------   ---------    --------  ----------   ---------
Net Asset Value, End of Period..........................     [ ]        $  27.01    $  32.36    $  44.27    $  45.19    $  42.53
                                                                      =========    =========    =======   =========    =========
Total Return (%)(b).....................................     [ ]         (15.94)     (24.11)        .47        21.37       24.82

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).............     [ ]       1,070,673   1,200,247   1,556,534   1,545,021   1,316,051
   Ratios to average net assets (%)(c):
      Operating expenses................................     [ ]            1.02         .98         .92         .93         .91
      Net investment income.............................     [ ]             .48         .43         .42         .53         .69

   Portfolio turnover rate (%)..........................     [ ]           71.10       85.00       59.25       89.52       77.23

*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Tax-Managed Large Cap Fund--Class E Shares

                                                                       Fiscal Year Ended
                                                                        October 31,
                                                                    2003      2002      2001*

Net Asset Value, Beginning of Period................................[ ]       $ 15.78      $ 20.10


Income From Operations
   Net investment income(a).........................................[ ]           .05          .03

   Net realized and unrealized gain (loss)..........................[ ]        (2.95)       (4.25)
                                                                               ------     --------
      Total income from operations..................................[ ]        (2.90)       (4.22)
                                                                              -------     -------

Distributions
   From net investment income.......................................[ ]         (.05)        (.10)
                                                                              -------     --------
Net Asset Value, End of Period......................................[ ]       $ 12.83      $ 15.78
                                                                              ======     ========
Total Return (%)(b).................................................[ ]       (18.47)      (21.10)
                                                                              -------     --------

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).........................[ ]         2,618        3,359

   Ratios to average net assets (%)(c):
      Operating expenses............................................[ ]          1.16         1.15

      Net investment income.........................................[ ]           .36          .16


   Portfolio turnover rate (%)......................................[ ]         65.39        52.57

* For the period  December 6, 2000  (commencement  of sale) to October 31, 2001.
(a) Average  month-end shares  outstanding were used for this  calculation.  (b)
Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.



Tax-Managed Large Cap Fund--Class S Shares

                                                                           Fiscal                                 Year Ended
                                                                         Year Ended                               December 31,
                                                                        October 31,
                                                                2003   2002        2001        2000*       1999        1998

Net Asset Value, Beginning of Period.......................     [ ]    $  15.81   $   20.87   $   21.17   $   18.26    $  13.90

Income From Operations
   Net investment income(a)................................     [ ]         .09         .08         .08         .14         .10

   Net realized and unrealized gain (loss).................     [ ]       (2.95)      (5.04)       (.37)       2.88        4.35
                                                                       --------   ---------    --------    --------    --------
      Total income from operations.........................     [ ]       (2.86)      (4.96)       (.29)       3.02        4.45
                                                                       --------   ---------    --------    --------    --------
Distributions                                                   [ ]
   From net investment income..............................     [ ]        (.08)       (.10)       (.01)       (.11)       (.08)
                                                                       --------   ---------    --------    --------    --------
   From net realized gain..................................     [ ]          --          --          --          --        (.01)
                                                                       --------   ---------    --------    --------    --------
      Total distributions..................................     [ ]        (.08)       (.10)       (.01)       (.11)       (.09)
                                                                       --------   ---------    --------    --------    --------
Net Asset Value, End of Period.............................     [ ]     $ 12.87   $   15.81   $   20.87     $ 21.17    $  18.26
                                                                       ========   =========    ========     ======      =======
Total Return (%)(b)........................................     [ ]      (18.21)     (23.86)      (1.39)      16.57       32.08

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)................     [ ]     345,335     448,557     674,460     566,001     305,452
   Ratios to average net assets (%)(c):                         [ ]
      Operating expenses, net..............................     [ ]         .91         .88         .86         .85         .99
      Operating expenses, gross............................     [ ]         .91         .88         .86         .85         .99
      Net investment income................................     [ ]         .58         .45         .46         .71         .61

   Portfolio turnover rate (%).............................     [ ]       65.39       52.57       43.48       48.35       50.59

*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Special Growth Fund--Class E Shares

                                                                          Fiscal                                 Year Ended
                                                                        Year Ended                              December 31,
                                                                        October 31,

                                                              2003      2002        2001       2000*      1999        1998

Net Asset Value, Beginning of Period......................     [ ]      $  38.27    $  51.74  $  48.55    $  42.91    $  45.42
                                                                        --------    --------  --------    --------    --------
Income From Operations
   Net investment income (loss)(a)........................     [ ]          (.16)       (.06)     (.07)       (.16)        (.17)
   Net realized and unrealized gain (loss)................     [ ]
                                                                           (3.58)      (7.25)     4.61        9.02           .09
      Total income from operations........................     [ ]
                                                                           (3.74)      (7.31)     4.54        8.86         (.08)

Distributions
   From net investment income.............................     [ ]            --        (.03)       --          --          --
   From net realized gain.................................     [ ]            --       (6.13)    (1.35)      (3.22)      (2.43)
                                                                         -------      -------  --------     -------    --------
      Total Distributions.................................     [ ]            --       (6.16)    (1.35)      (3.22)      (2.43)
                                                                        --------      -------   -------    -------     --------
Net Asset Value, End of Period............................     [ ]      $  34.53    $  38.27  $  51.74    $  48.55    $  42.91
                                                                        =======     =======   =======     ========    ========
Total Return (%)(b).......................................     [ ]         (9.77)     (15.29)     9.53       21.19         .04

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...............     [ ]        11,731      11,051     9,678       5,411       6,139
   Ratios to average net assets (%)(c):                        [ ]
      Operating expenses, net.............................     [ ]          1.56        1.52      1.46        1.49        1.58
      Operating expenses, gross...........................     [ ]          1.56        1.52      1.47        1.49        1.58
      Net investment income (loss)........................     [ ]          (.40)       (.14)     (.16)       (.36)       (.39)

   Portfolio turnover rate (%)............................     [ ]        125.06      126.83    136.00      111.98      129.19

*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Special Growth Fund--Class S Shares

                                                                           Fiscal                                Year Ended
                                                                         Year Ended                              December 31,
                                                                        October 31,
                                                                2003        2002        2001      2000*       1999       1998

Net Asset Value, Beginning of Period........................    [ ]         $  39.01   $  52.52   $  49.18   $  43.34    $  45.72
                                                                            --------   --------    --------    --------   --------
Income From Operations
   Net investment income (loss)(a)..........................    [ ]             (.07)       .05        .04       (.05)        .01
   Net realized and unrealized gain (loss)..................    [ ]            (3.66)     (7.37)      4.67       9.12         .08
                                                                            --------    --------    --------    --------  --------
      Total income from operations..........................    [ ]            (3.73)     (7.32)      4.71       9.07         .09
                                                                            --------     -------     --------    -------- --------

Distributions
   From net investment income...............................    [ ]               --       (.06)      (.02)      (.01)       (.04)
   From net realized gain...................................    [ ]               --      (6.13)     (1.35)     (3.22)      (2.43)
                                                                            --------    --------  --------    --------    --------
      Total distributions...................................    [ ]               --      (6.19)     (1.37)     (3.23)      (2.47)
                                                                            --------    --------  --------    --------    --------
Net Asset Value, End of Period..............................    [ ]         $  35.28   $  39.01   $  52.52   $  49.18    $  43.34
                                                                            ========    =======   ========   ========    ========
Total Return (%)(b).........................................    [ ]            (9.56)    (15.05)      9.76      21.45         .42

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).................    [ ]          520,666    608,921    759,435    697,211     595,862
   Ratios to average net assets (%)(c):
      Operating expenses, net...............................    [ ]             1.32       1.27       1.21       1.24        1.15
      Operating expenses, gross.............................    [ ]             1.32       1.27       1.22       1.24        1.15
      Net investment income (loss)..........................    [ ]            (.17)        .11        .08      (.10)         .03

   Portfolio turnover rate (%)..............................    [ ]           125.06     126.83     136.00     111.98      129.19

  * For the ten months ended October 31, 2000.
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Tax-Managed Mid & Small Cap Fund--Class E Shares

                                                                                                Fiscal Year
                                                                                              Ended October 31,
                                                                                             2003         2002        2001*

Net Asset Value, Beginning of Period.....................................................    [ ]           $  8.00    $  10.00
Income From Operations                                                                                     -------     --------
   Net investment income (loss)(a).......................................................    [ ]              (.03)       (.01)
   Net realized and unrealized gain (loss)...............................................    [ ]              (.69)      (1.99)
                                                                                                            -------    --------
      Total income from operations.......................................................    [ ]              (.72)      (2.00)
                                                                                                            ---------  --------
Net Asset Value, End of Period...........................................................    [ ]           $  7.28    $   8.00
                                                                                                           ======      =======
Total Return (%)(b)......................................................................    [ ]             (9.00)     (20.00)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..............................................    [ ]               885         837
   Ratios to average net assets (%)(c):                                                      [ ]
      Operating expenses, net............................................................    [ ]              1.50        1.50
      Operating expenses, gross..........................................................    [ ]              1.78        1.84
      Net investment income (loss).......................................................    [ ]              (.37)       (.16)

   Portfolio turnover rate (%)...........................................................    [ ]             89.13      105.31

*    For the period December 6, 2000 (commencement of sale) to October 31, 2001
(a)  Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Tax-Managed Mid & Small Cap Fund--Class S Shares


                                                                                 Fiscal Year Ended
                                                                                    October 31,
                                                                             2003       2002      2001      2000*       1999**

Net Asset Value, Beginning of Period.....................................    [ ]        $  8.02   $ 11.15   $  10.73    $ 10.00
Income From Operations
   Net investment income (loss)(a)***....................................    [ ]           (.01)      .01         --        .01
   Net realized and unrealized gain (loss)...............................    [ ]
                                                                                           (.69)    (3.14)       .43        .72
      Total income from operations.......................................    [ ]        -------     -------- -------     -------
                                                                                           (.70)    (3.13)       .43        .73
Distributions                                                                           -------     -------- -------     -------
   From net investment income............................................    [ ]           (.01)       --       (.01)        --
                                                                                        -------     -------- -------     ------
Net Asset Value, End of Period...........................................    [ ]         $ 7.31    $ 8.02   $  11.15    $ 10.73
                                                                                        =======    ======   ========    =======
Total Return (%)(b)......................................................    [ ]          (8.77)   (28.14)      4.08       7.30

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..............................    [ ]         82,523    90,095    105,630     29,053
   Ratios to average net assets (%)(c):                                      [ ]
      Operating expenses, net............................................    [ ]           1.25      1.25       1.25       1.25
      Operating expenses, gross..........................................    [ ]           1.53      1.54       1.85       7.95
      Net investment income (loss).......................................    [ ]           (.13)       .07      (.04)      1.92

   Portfolio turnover rate (%)...........................................    [ ]          89.13    105.31      71.20       3.33

*    For the ten months ended October 31, 2000.
** For the period December 1, 1999  (commencement of sale) to December 31, 1999.
*** Less than $.01 per share for the period ended October 31, 2000. (a) Average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.



Select Growth Fund--Class E Shares


                                                                    Fiscal
                                                                  Year Ended
                                                                  October 31,

                                                              2003  2002      2001*

Net Asset Value, Beginning of Period...........................[.]. $  6.68   $ 10.00
Income From Operations                                               -------  --------
   Net investment income (loss)(a).............................[.].    (.04)     (.02)
   Net realized and unrealized gain (loss).....................[.].   (1.33)    (3.30)
                                                                     -------  --------
      Total income from operations.............................[.].   (1.37)    (3.32)
                                                                     -------  --------
Net Asset Value, End of Period.................................[.]. $  5.31     $ 6.68
                                                                    =======   ========
Total Return (%)(b)............................................[.].  (20.51)   (33.20)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)....................[.].    2,814     2,714
   Ratios to average net assets (%)(c):
      Operating expenses, net..................................[.].     1.16      1.29
      Operating expenses, gross................................[.].     1.87      2.05
      Net investment income (loss).............................[.].    (.58)     (.45)

   Portfolio turnover rate (%).................................[.].   212.37    169.36

  * For the period January 31, 2001  (commencement of operations) to October 31,
  2001. (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c)   The ratios for periods less than one year are annualized.



Select Growth Fund--Class S Shares


                                                                   Fiscal
                                                                 Year Ended
                                                                 October 31,
<

                                                                2003 2002       2001*

Net Asset Value, Beginning of Period............................[.]     $ 6.71  $ 10.00
                                                                     ---------  --------

Income From Operations
   Net investment income (loss)(a)**............................[.]      (.02)       --
   Net realized and unrealized gain (loss)......................[.]     (1.35)     (3.29)
                                                                      --------   -------

      Total income from operations..............................[.]     (1.37)     (3.29)
                                                                      --------   -------
                                                                      --------   -------
Net Asset Value, End of Period..................................[.]    $  5.34    $ 6.71
                                                                      ========   =======

Total Return (%)(b).............................................[.]    (20.42)  (32.90)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).....................[.]     24,389   24,072
   Ratios to average net assets (%)(c):
      Operating expenses, net...................................[.]        .97      .94
      Operating expenses, gross.................................[.]       1.68     1.74
      Net investment income (loss)..............................[.]      (.39)    (.09)

   Portfolio turnover rate (%)..................................[.]     212.37   169.36

  * For the period January 31, 2001  (commencement of operations) to October 31,
  2001. ** Less than $.01 per share for the period ended  October 31, 2001.  (a)
  Average  month-end  shares  outstanding  were used for this  calculation.  (b)
  Periods less than one year are not annualized.
  (c)   The ratios for periods less than one year are annualized.



Select Value Fund--Class E Shares


                                                                 Fiscal
                                                                 Year Ended
                                                                 October 31,

                                                          2003    2002       2001*

Net Asset Value, Beginning of Period......................[.]      $  8.53   $ 10.00
                                                                  --------   --------

Income From Operations
   Net investment income(a)...............................[.]          .06       .05
   Net realized and unrealized gain (loss)................[.]       (1.07)    (1.48)
                                                                  ---------   ------

      Total income from operations........................[.]       (1.01)    (1.43)
                                                                  ---------   ------

Distributions
   From net investment income.............................[.]        (.06)     (.04)
                                                                  ---------  ------

Net Asset Value, End of Period............................[.]      $  7.46    $ 8.53
                                                                  =========  =======
                                                                  =========  =======
Total Return (%)(b).......................................[.]      (11.86)   (14.33)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...............[.]        3,314     3,155
   Ratios to average net assets (%)(c):
      Operating expenses, net.............................[.]         1.04      1.25
      Operating expenses, gross...........................[.]         1.43      1.85
      Net investment income...............................[.]          .70       .76

   Portfolio turnover rate (%)............................[.]        92.95     71.75

  * For the period January 31, 2001  (commencement of operations) to October 31,
  2001. (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c)   The ratios for periods less than one year are annualized.



Select Value Fund--Class S Shares


                                                         Fiscal
                                                        Year Ended
                                                        October 31,
                                                       2003  2002            2001*

Net Asset Value, Beginning of Period...................[.].     $  8.53      $ 10.00
                                                             -------------   -------

Income From Operations
   Net investment income(a)............................[.].         .07          .08
   Net realized and unrealized gain (loss).............[.].      (1.07)       (1.48)
                                                             ------------------------

      Total income from operations.....................[.].      (1.00)       (1.40)
                                                             ------------------------

Distributions
   From net investment income..........................[.].       (.08)        (.07)
                                                             ------------------------

Net Asset Value, End of Period.........................[.].      $ 7.45       $ 8.53
                                                             =======================

Total Return (%)(b)....................................[.].     (11.78)      (14.04)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)............[.].      31,806       31,288
   Ratios to average net assets (%)(c):
      Operating expenses, net..........................[.].         .87          .86
      Operating expenses, gross........................[.].        1.27         1.50
      Net investment income............................[.].         .86         1.18

   Portfolio turnover rate (%).........................[.].       92.95        71.75

  * For the period January 31, 2001  (commencement  of operation) to October 31,
  2001. (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c)   The ratios for periods less than one year are annualized.




Real Estate Securities Fund--Class E Shares

                                                                                              Fiscal Year Ended
                                                                      Year Ending             December 31,
                                                                      October 31,

                                                2003 2002        2001        2000*        1999        1998
Net Asset Value, Beginning of Period............[.] $27.14      $26.07       $22.76      $24.27     $ 31.02
                                                    --------------------------------------------------------

Income From Operations
   Net investment income(a).....................[.]   1.32        1.38          .98        1.28        1.26
   Net realized and unrealized gain (loss)......[.]  (.06)        1.03         3.14      (1.24)      (6.12)
                                                    --------------------------------------------------------

      Total income from operations..............[.]   1.26        2.41         4.12         .04      (4.86)
                                                    --------------------------------------------------------

Distributions
   From net investment income...................[.] (1.68)      (1.34)        (.81)      (1.55)      (1.43)
   From net realized gain.......................[.]     --          --           --          --       (.46)
                                                    --------------------------------------------------------

      Total distributions.......................[.] (1.68)      (1.34)        (.81)      (1.55)      (1.89)
                                                    --------------------------------------------------------

Net Asset Value, End of Period..................[.] $26.72      $27.14       $26.07      $22.76     $ 24.27
                                                    ========================================================

Total Return (%)(b).............................[.]   4.27        9.23        18.24         .30     (16.25)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).....[.] 10,661      11,415        9,094       7,134         843
   Ratios to average net assets (%)(c):
      Operating expenses, net...................[.]   1.46        1.42         1.41        1.39        1.47
      Operating expenses, gross.................[.]   1.82        1.42         1.41        1.39        1.47
      Net investment income.....................[.]   4.54        4.96         4.78        5.42        4.90

   Portfolio turnover rate (%)..................[.]  67.70       44.50        53.30       42.69       42.58

  * For the ten months ended October 31, 2000.
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Real Estate Securities Fund--Class S Shares

                                                               Fiscal
                                                             Year Ending                                Year Ended
                                                             October 31,                               December 31,

                                                    2003     2002        2001         2000*       1999       1998

Net Asset Value, Beginning of Period.................[.]     $ 27.31     $ 26.22      $ 22.86     $ 24.44    $  30.86
                                                             --------------------------------------------------------

Income From Operations
   Net investment income(a)..........................[.]        1.41        1.46         1.04        1.30        1.34
   Net realized and unrealized gain (loss)...........[.]       (.06)        1.03         3.15      (1.20)      (6.13)
                                                             --------------------------------------------------------

      Total income from operations...................[.]        1.35        2.49         4.19         .10      (4.79)
                                                             --------------------------------------------------------

Distributions
   From net investment income........................[.]      (1.77)      (1.40)        (.83)      (1.68)      (1.17)
   From net realized gain............................[.]          --          --           --          --       (.46)
                                                             --------------------------------------------------------

      Total distributions............................[.]      (1.77)      (1.40)        (.83)      (1.68)      (1.63)
                                                             --------------------------------------------------------

Net Asset Value, End of Period.......................[.]  $    26.89     $ 27.31      $ 26.22     $ 22.86     $ 24.44
                                                             =========================================================

Total Return (%)(b)..................................[.]        4.55        9.48        18.53         .55     (15.94)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..........[.]     598,133     607,280      669,529     589,300     576,326
   Ratios to average net assets (%)(c):
      Operating expenses, net........................[.]        1.19        1.17         1.16        1.14        1.05
      Operating expenses, gross......................[.]        1.19        1.18         1.16        1.14        1.05
      Net investment income..........................[.]        4.82        5.19         5.00        5.41        4.93

   Portfolio turnover rate (%).......................[.]       67.70       44.50        53.30       42.69       42.58

  * For the ten months ended October 31, 2000.
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.




International Securities Fund--Class E Shares

                                                                       Fiscal
                                                                     Year Ended                   Year Ended
                                                                    October 31,                   December 31,
                                                  2003  2002         2001        2000*        1999        1998

Net Asset Value, Beginning of Period..............[.]    $45.47       $63.24      $74.95      $60.68      $54.64
                                                        ---------------------------------------------------------

Income From Operations
   Net investment income(a).......................[.]       .13          .21         .57         .40         .28
   Net realized and unrealized gain (loss)........[.]    (5.99)      (15.18)      (9.74)       17.72        6.53
                                                        ---------------------------------------------------------

      Total income from operations................[.]    (5.86)      (14.97)      (9.17)       18.12        6.81
                                                        ---------------------------------------------------------

Distributions
   From net investment income.....................[.]        --           --          --       (.27)       (.57)
   From net realized gain.........................[.]        --       (2.80)      (2.54)      (3.58)       (.20)
                                                        ---------------------------------------------------------

      Total distributions.........................[.]        --       (2.80)      (2.54)      (3.85)       (.77)
                                                        ---------------------------------------------------------

Net Asset Value, End of Period....................[.]    $39.61       $45.47      $63.24      $74.95      $60.68
                                                        =========================================================

Total Return (%)(b)...............................[.]   (12.91)      (24.70)     (12.58)       30.21       12.53

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).......[.]    16,796       15,897       9,964       5,552       4,431
   Ratios to average net assets (%)(c):
      Operating expenses, net.....................[.]      1.72         1.66        1.54        1.55        1.64
      Operating expenses, gross...................[.]      1.72         1.66        1.55        1.55        1.64
      Net investment income.......................[.]       .30          .41        1.00         .61         .49

   Portfolio turnover rate (%)....................[.]     79.09       104.65      101.84      120.52       68.46

  * For the ten months ended October 31, 2000.
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



International Securities Fund--Class S Shares

                                                                 Fiscal
                                                               Year Ended                                       Year Ended
                                                              October 31,                                      December 31,
                                                    2003     2002          2001         2000*          1999          1998

Net Asset Value, Beginning of Period................[ ]        $ 45.78       $ 63.51      $  75.11      $  60.86       $ 54.69
                                                             ------------------------------------------------------------------

Income From Operations
   Net investment income(a).........................[ ]            .25           .34           .76           .51           .69
   Net realized and unrealized gain (loss)..........[ ]         (6.05)       (15.26)        (9.82)         17.82          6.32
                                                             ------------------------------------------------------------------

      Total income from operations..................[ ]         (5.80)       (14.92)        (9.06)         18.33          7.01
                                                             ------------------------------------------------------------------

Distributions
   From net investment income.......................[ ]             --         (.01)            --         (.50)         (.64)
   From net realized gain...........................[ ]             --        (2.80)        (2.54)        (3.58)         (.20)
                                                             ------------------------------------------------------------------

      Total distributions...........................[ ]             --        (2.81)        (2.54)        (4.08)         (.84)
                                                             ------------------------------------------------------------------

Net Asset Value, End of Period......................[ ]        $ 39.98       $ 45.78      $  63.51      $  75.11       $ 60.86
                                                             ==================================================================

Total Return (%)(b).................................[ ]        (12.67)       (24.51)       (12.40)         30.52         12.90

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).........[ ]        774,146       812,857     1,061,171     1,133,495       940,779
   Ratios to average net assets (%)(c):
      Operating expenses, net.......................[ ]           1.47          1.42          1.29          1.30          1.22
      Operating expenses, gross.....................[ ]           1.47          1.42          1.30          1.30          1.22
      Net investment income.........................[ ]            .55           .62          1.31           .79          1.15

   Portfolio turnover rate (%)......................[ ]          79.09        104.65        101.84        120.52         68.46

  * For the ten months ended October 31, 2000.
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Emerging Markets Fund--Class E Shares

                                                          Fiscal
                                                        Year Ended                      Year Ended
                                                       October 31,                     December 31,
                                                 2003   2002     2001      2000*      1999      1998**

Net Asset Value, Beginning of Period.............[.]    $7.01     $ 9.24   $ 12.51      $8.48      $7.37
                                                        --------------------------------------------------

Income From Operations
   Net investment income (loss)(a)...............[.]    (.02)        .02     (.03)      (.04)      (.02)
   Net realized and unrealized gain (loss).......[.]      .42     (2.25)    (3.20)       4.14       1.13
                                                        ------------------------------------------------

      Total income from operations...............[.]      .40     (2.23)    (3.23)       4.10       1.11
                                                        -------------------------------------------------

Distributions
   From net investment income....................[.]       --         --     (.04)      (.07)         --
                                                        -------------------------------------------------

Net Asset Value, End of Period...................[.]    $7.41     $ 7.01    $ 9.24     $12.51      $8.48
                                                        =================================================

Total Return (%)(b)..............................[.]     5.71    (24.13)   (25.90)      48.71      15.06

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)......[.]    6,478      6,959     6,388      6,314         39
   Ratios to average net assets (%)(c)(d):
      Operating expenses, net....................[.]     2.38       2.33      2.16       2.17         --
      Operating expenses, gross..................[.]     2.38       2.33      2.17       2.17         --
      Net investment income (loss)...............[.]    (.29)        .21     (.30)      (.40)         --

   Portfolio turnover rate (%)...................[.]    90.21      83.74     73.11      94.85      59.35

  * For the ten months ended October 31, 2000.
  ** For the period  September 22, 1998  (commencement  of sale) to December 31,
  1998. (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c)   The ratios for the periods less than one year are annualized.
  (d)   The ratios for period ended December 31, 1998 are not meaningful due to the Class's short period of operation.



Emerging Markets Fund--Class S Shares

                                                                 Fiscal
                                                               Year Ended                                       Year Ended
                                                              October 31,                                      December 31,

                                                   2003      2002            2001       2000*          1999          1998

Net Asset Value, Beginning of Period................[.].       $  7.05       $  9.25       $ 12.52       $  8.48       $ 11.79
                                                             ------------------------------------------------------------------

Income From Operations
   Net investment income (loss)(a)**................[.].            --           .04            --           .03           .12
   Net realized and unrealized gain (loss)..........[.].           .40        (2.24)        (3.21)          4.10        (3.35)
                                                             ------------------------------------------------------------------

      Total income from operations..................[.].           .40        (2.20)        (3.21)          4.13        (3.23)
                                                             ------------------------------------------------------------------

Distributions
   From net investment income.......................[.].         (.02)            --         (.06)         (.09)         (.08)
                                                             ------------------------------------------------------------------

Net Asset Value, End of Period......................[.].       $  7.43       $  7.05       $  9.25       $ 12.52       $  8.48
                                                             ==================================================================

Total Return (%)(b).................................[.].          5.91       (23.89)       (25.79)         49.03       (27.57)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).........[.].       263,563       273,486       359,201       430,794       294,349
   Ratios to average net assets (%)(c):
      Operating expenses, net.......................[.].          2.14          2.09          1.91          1.91          1.75
      Operating expenses, gross.....................[.].          2.14          2.09          1.92          1.91          1.75
      Net investment income (loss)..................[.].         (.02)           .44         (.02)           .26          1.20

   Portfolio turnover rate (%)......................[.].         90.21         83.74         73.11         94.85         59.35

  * For the ten months ended October 31, 2000.
  **   Less than $.01 per share for the periods ended October 31, 2002 and October 31, 2000.
  (a) For the periods  subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Diversified Bond Fund--Class E Shares

                                                                      Fiscal
                                                                    Year Ended                                  Year Ended
                                                                    October 31,                                December 31,

                                                           2003     2002            2001        2000*        1999        1998

Net Asset Value, Beginning of Period........................[.]           $24.54      $22.75       $22.23      $23.92      $24.06
                                                                    --------------------------------------------------------------

Income From Operations
   Net investment income(a).................................[.]              .91        1.22         1.13        1.30        1.32
   Net realized and unrealized gain (loss)..................[.]              .25        1.84          .44      (1.65)         .45
                                                                    --------------------------------------------------------------

      Total income from operations..........................[.]             1.16        3.06         1.57       (.35)        1.77
                                                                    --------------------------------------------------------------

Distributions
   From net investment income...............................[.]            (.96)      (1.27)       (1.05)      (1.21)      (1.56)
   From net realized gain...................................[.]               --          --           --       (.13)       (.35)
                                                                    --------------------------------------------------------------

      Total distributions...................................[.]            (.96)      (1.27)       (1.05)      (1.34)      (1.91)
                                                                    --------------------------------------------------------------

Net Asset Value, End of Period..............................[.]           $24.74      $24.54       $22.75      $22.23      $23.92
                                                                    ==============================================================

Total Return (%)(b).........................................[.]             4.90       13.87         7.25      (1.51)        7.63

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).................[.]           26,985      17,763        5,492       3,639       4,703
   Ratios to average net assets (%)(c):
      Operating expenses, net...............................[.]              .91         .89          .87         .87         .98
      Operating expenses, gross.............................[.]              .91         .89          .88         .87         .98
      Net investment income.................................[.]             3.78        5.22         6.13        5.49        5.42

   Portfolio turnover rate (%)..............................[.]           156.21      155.87       128.88      152.23      216.88

  * For the ten months ended October 31, 2000.
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Diversified Bond Fund--Class S Shares

                                                                 Fiscal
                                                               Year Ended                                       Year Ended
                                                              October 31,                                      December 31,

                                                    2003     2002          2001          2000*         1999          1998

Net Asset Value, Beginning of Period.................[.]     $ 24.03       $ 22.31       $ 21.77       $ 23.53       $ 23.43
                                                             ----------------------------------------------------------------

Income From Operations
   Net investment income(a)..........................[.]         .95          1.29          1.16          1.31          1.38
   Net realized and unrealized gain (loss)...........[.]         .25          1.75           .41        (1.60)           .47
                                                             ----------------------------------------------------------------

      Total income from operations...................[.]        1.20          3.04          1.57         (.29)          1.85
                                                             ----------------------------------------------------------------

Distributions
   From net investment income........................[.]      (1.02)        (1.32)        (1.03)        (1.32)        (1.40)
      From net realized gain.........................[.]          --            --            --         (.13)         (.35)
   Tax return of capital.............................[.]          --            --            --         (.02)            --
                                                             ----------------------------------------------------------------

      Total distributions............................[.]      (1.02)        (1.32)        (1.03)        (1.47)        (1.75)
                                                             ----------------------------------------------------------------

Net Asset Value, End of Period.......................[.]       24.21       $ 24.03       $ 22.31       $ 21.77       $ 23.53
                                                             ================================================================

Total Return (%)(b)..................................[.]        5.18         14.11          7.40        (1.26)          8.09

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..........[.]     783,332       745,020       714,153       765,674       808,761
   Ratios to average net assets (%)(c):
      Operating expenses, net........................[.]         .66           .64           .62           .61           .57
      Operating expenses, gross......................[.]         .66           .65           .63           .61           .57
      Net investment income..........................[.]        4.04          5.60          6.35          5.78          5.83

   Portfolio turnover rate (%).......................[.]      156.21        155.87        128.88        152.23        216.88

  * For the ten months ended October 31, 2000.
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Multistrategy Bond Fund--Class E Shares

                                                              Fiscal
                                                            Year Ended                       Year Ended
                                                            October 31,                     December 31,

                                                     2003  2002       2001       2000*     1999       1998**
Net Asset Value, Beginning of Period.................[.]   $10.21     $ 9.61     $ 9.47    $10.10     $10.30
                                                           ---------------------------------------------------

Income From Operations
   Net investment income(a)(e).......................[.]      .40        .53        .49       .56        .16
   Net realized and unrealized gain (loss)(e)........[.]    (.08)        .62        .11     (.66)        .07
                                                           ---------------------------------------------------

      Total income from operations...................[.]      .32       1.15        .60     (.10)        .23
                                                           ---------------------------------------------------

Distributions
   From net investment income........................[.]    (.50)      (.55)      (.46)     (.52)      (.20)
   From net realized gain............................[.]       --         --         --     (.01)      (.23)
                                                           ---------------------------------------------------

      Total distributions............................[.]    (.50)      (.55)      (.46)     (.53)      (.43)
                                                           ---------------------------------------------------

Net Asset Value, End of Period.......................[.]   $10.03     $10.21     $ 9.61    $ 9.47     $10.10
                                                           ===================================================

Total Return (%)(b)..................................[.]     3.36      12.40       6.46    (1.08)       1.89

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..........[.]   14,017     12,675      6,182     3,248      2,610
   Ratios to average net assets (%)(c)(d):
      Operating expenses, net........................[.]     1.17       1.14       1.11      1.05         --
      Operating expenses, gross......................[.]     1.17       1.14       1.15      1.11         --
      Net investment income(e).......................[.]     4.02       5.33       6.31      5.54         --

   Portfolio turnover rate (%).......................[.]   252.09     176.44     105.03    134.11     334.86

  * For the ten months ended October 31, 2000.
  ** For the period  September 11, 1998  (commencement  of sale) to December 31,
  1998. (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c)   The ratios for periods less than one year are annualized.
  (d) The ratios for period ended  December 31, 1998 are not  meaningful  due to the Class's  short period of operation.
  (e) As of November 1, 2001,  the Fund adopted certain accounting principles that created a reclassification  between net investment income and net realized and unrealized gain (loss). As a result, the amounts reflected in the Financial
  Highlights table for 2002 have been increased (decreased) as follows:

     Net Investment Income (Loss) ($).....................................       (.02)
     Net Realized and Unrealized Gain (Loss) ($)..........................        .02
     Ratio of Net Investment Income to Average Net Assets (%).............      (0.23)



Multistrategy Bond Fund--Class S Shares

                                                                Fiscal
                                                              Year Ended                                 Year Ended
                                                              October 31,                               December 31,
                                                     2003   2002            2001        2000*       1999         1998

Net Asset Value, Beginning of Period.................[.]    $    10.22      $  9.61     $  9.46     $ 10.11      $ 10.26
                                                            --------------------------------------------------------------

Income From Operations
   Net investment income(a)(d).......................[.]           .42          .56         .52         .57          .60
   Net realized and unrealized gain (loss)(d)........[.]         (.07)          .63         .08       (.65)          .08
                                                            --------------------------------------------------------------

      Total income from operations...................[.]           .35         1.19         .60       (.08)          .68
                                                            --------------------------------------------------------------

Distributions
   From net investment income........................[.]         (.53)        (.58)       (.45)       (.56)        (.60)
   From net realized gain............................[.]            --           --          --       (.01)        (.23)
                                                            ---------------------------------------------------------------

      Total distributions............................[.]         (.53)        (.58)       (.45)       (.57)        (.83)
                                                            ---------------------------------------------------------------

Net Asset Value, End of Period.......................[.]       $ 10.04      $ 10.22     $  9.61     $  9.46      $ 10.11
                                                            ===============================================================

Total Return (%)(b)..................................[.]          3.72        12.68        6.56       (.81)         6.79

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..........[.]       595,577      622,518     593,020     556,703      547,747
   Ratios to average net assets (%)(c):
      Operating expenses, net........................[.]           .92          .89         .86         .80          .80
      Operating expenses, gross......................[.]           .92          .89         .90         .86          .81
      Net investment income(d).......................[.]          4.27         5.66        6.54        5.79         5.76

   Portfolio turnover rate (%).......................[.]        252.09       176.44      105.03      134.11       334.86

  * For the ten months ended October 31, 2000.
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.
  (d)As of November 1, 2001, the Funds adopted certain accounting principles that created a reclassification between net investment income and net realized and unrealized gain (loss). As a result, the amounts reflected in the Financial Highlights table for 2002 have been increased (decreased) as follows:

     Net Investment Income (Loss) ($).....................................       (.02)
     Net Realized and Unrealized Gain (Loss) ($)..........................        .02
     Ratio of Net Investment Income to Average Net Assets (%).............      (0.23)



Short Term Bond Fund--Class E Shares

                                                                 Fiscal
                                                               Year Ended
                                                               October 31,

                                                     2003  2002         2001       2000*        1999**

Net Asset Value, Beginning of Period..................[.]  $19.02       $18.24      $18.08      $18.51
                                                            ----------------------------------------------

Income From Operations
   Net investment income(a)...........................[.]     .77         1.02         .88         .80
   Net realized and unrealized gain (loss)............[.]     .06          .85         .07       (.34)
                                                            ----------------------------------------------

      Total income from operations....................[.]     .83         1.87         .95         .46
                                                            ----------------------------------------------

Distributions
   From net investment income.........................[.]   (.81)       (1.09)       (.79)       (.89)
                                                            ----------------------------------------------

Net Asset Value, End of Period........................[.]  $19.04       $19.02      $18.24      $18.08
                                                            ==============================================

Total Return (%)(b)...................................[.]    4.53        10.54        5.36        2.53

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...........[.]  17,516       17,685       9,898       8,693
   Ratios to average net assets (%)(c):
      Operating expenses, net.........................[.]     .77          .77         .89         .97
      Operating expenses, gross.......................[.]     .96          .91         .91         .97
      Net investment income...........................[.]    4.04         5.48        5.77        5.05

   Portfolio turnover rate (%)........................[.]  163.86       260.94       92.31      177.08

  * For the ten months ended October 31, 2000.
  ** For the period  February  18, 1999  (commencement  of sale) to December 31,
  1999. (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c)   The ratios for periods less than one year are annualized.



Short Term Bond Fund--Class S Shares

                                                         Fiscal
                                                       Year Ended                                 Year Ended
                                                       October 31,                               December 31,

                                              2003   2002         2001        2000*        1999        1998
Net Asset Value, Beginning of Period...........[.]   $ 18.99      $ 18.22     $ 18.03     $ 18.46      $ 18.35
                                                     ----------------------------------------------------------
                                                     ----------------------------------------------------------
Income From Operations
   Net investment income(a)....................[.]       .80         1.07         .91         .90          .99
   Net realized and unrealized gain (loss).....[.]       .08          .83         .09       (.36)          .11
                                                     ----------------------------------------------------------
                                                     ----------------------------------------------------------
      Total income from operations.............[.]       .88         1.90        1.00         .54         1.10
                                                     ----------------------------------------------------------
                                                     ----------------------------------------------------------
Distributions
   From net investment income..................[.]     (.86)       (1.13)       (.81)       (.97)        (.99)
                                                     ----------------------------------------------------------
                                                     ----------------------------------------------------------
Net Asset Value, End of Period.................[.]   $ 19.01      $ 18.99     $ 18.22     $ 18.03      $ 18.46
                                                     ==========================================================
                                                     ==========================================================
Total Return (%)(b)............................[.]      4.81        10.76        5.64        3.03         6.09

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)....[.]   599,795      401,137     422,884     447,590      260,539
   Ratios to average net assets (%)(c):
      Operating expenses, net..................[.]       .52          .52         .64         .74          .66
      Operating expenses, gross................[.]       .71          .67         .66         .74          .66
      Net investment income....................[.]      4.26         5.76        6.00        5.22         5.37

   Portfolio turnover rate (%).................[.]    163.86       260.94       92.31      177.08       129.85

  * For the ten months ended October 31, 2000.
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.



Tax Exempt Bond Fund--Class E Shares

                                                           Fiscal
                                                         Year Ending
                                                         October 31,
                                                2003 2002         2001        2000*       1999**

Net Asset Value, Beginning of Period............[.]   $21.81      $20.87      $20.47      $21.19
                                                      -------------------------------------------

Income From Operations
   Net investment income(a).....................[.]   .78          .84         .71         .50
   Net realized and unrealized gain (loss)......[.]   .18          .95         .33       (.71)
                                                     ------------------------------------------

      Total income from operations..............[.]   .96         1.79        1.04       (.21)
                                                     ------------------------------------------

Distributions
   From net investment income...................[.]  (.78)        (.85)       (.64)       (.51)
                                                     -------------------------------------------

Net Asset Value, End of Period..................[.]  $21.99       $21.81      $20.87      $20.47
                                                     ===========================================

Total Return (%)(b).............................[.]    4.54         8.77        5.17       (.99)

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).....[.]  5,051        6,398       3,445       2,854
   Ratios to average net assets (%)(c):
      Operating expenses........................[.]   .83          .78         .89         .82
      Net investment income.....................[.]. 3.57         3.93        4.08        3.76

   Portfolio turnover rate (%)..................[.]  39.83        31.16       38.16      119.34

  * For the ten months ended October 31, 2000.
  ** For the period May 14, 1999  (commencement  of sale) to December  31, 1999.
  (a) Average month-end shares  outstanding were used for this calculation.  (b)
  Periods less than one year are not annualized.
  (c)   The ratios for periods less than one year are annualized.



Tax Exempt Bond Fund--Class S Shares

                                                         Fiscal
                                                      Year Ending                              Year Ended
                                                      October 31,                             December 31,
                                             2003    2002          2001        2000*     1999       1998

Net Asset Value, Beginning of Period..........[.]       $ 21.79    $ 20.84     $ 20.42   $ 21.39    $ 21.19
                                                     ----------------------------------------------------------

Income From Operations
   Net investment income(a)...................[.]           .83        .89         .75       .84        .81
   Net realized and unrealized gain (loss)....[.]           .18        .96         .33     (.95)        .19
                                                     ----------------------------------------------------------

      Total income from operations............[.]          1.01       1.85        1.08     (.11)       1.00
                                                     ----------------------------------------------------------

Distributions
   From net investment income.................[.]         (.84)      (.90)       (.66)     (.86)      (.80)
                                                     ----------------------------------------------------------

Net Asset Value, End of Period................[.]       $ 21.96    $ 21.79     $ 20.84   $ 20.42    $ 21.39
                                                     ==========================================================

Total Return (%)(b)...........................[.]          4.77       9.09        5.37     (.52)       4.82
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...[.]       148,675    140,352     129,084   123,960    128,959
   Ratios to average net assets (%)(c):
      Operating expenses......................[.]           .57        .53         .64       .57        .72
      Net investment income...................[.]          3.84       4.21        4.32      3.99       3.80

   Portfolio turnover rate (%)................[.]         39.83      31.16       38.16    119.34      74.42

  * For the ten months ended October 31, 2000.
  (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation. (b) Periods less than one year are not annualized. (c) The ratios for periods less than one year are annualized.


                            MONEY MANAGER INFORMATION


      The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company. A complete list of current money managers for the Funds can also be found at www.Russell.com.


                             Diversified Equity Fund


               Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

               Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

               Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

               Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

               Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202.

               MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

               Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.

               Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

               Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.



                            Quantitative Equity Fund


               Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

               Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

               Franklin Portfolio Associates, LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

               Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.


                           Tax-Managed Large Cap Fund


               Kayne Anderson Rudnick Investment Management, LLC, 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067-4216

               John A. Levin & Co., Inc., One Rockefeller Plaza, 25th Floor, New York, NY 10020

               J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New York, NY 10036.

               Sands Capital Management, Inc., 1001 - 19th Street North, Suite 1450, Arlington, VA 22209



                               Special Growth Fund


               CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San Diego, CA 92101.

               David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

               Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

               Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY 10005.

               Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

               Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 600, Santa Monica, CA 90401.

               Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

               TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036-9998.


                        Tax-Managed Mid & Small Cap Fund

               Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.

                               Select Growth Fund


               Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

               CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San Diego, CA 92101.

               Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 402, San Mateo, CA 94402.

               TCW Investment Management Company, 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017.

               Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.


                                Select Value Fund


               DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando, FL 32801.

               Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

               MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

               Systematic  Financial   Management,   L.P.,  300  W.  Frank  Burr
               Boulevard, Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.




                           Real Estate Securities Fund


               AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane, Boston, MA 02210-2021.

               INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc., One Lincoln Center, Suite 700, 5400 LBJ Freeway - LB2, Dallas, TX 75240.

               RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st Floor, Chicago IL 60611.


                          International Securities Fund


               Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

               AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY 10022.

               Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06830-6378.

               Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los Angeles, CA 90025.

               Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE England.

               Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.

               Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, DE 19801-1165.

               Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004.

               Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.

               The Boston Company Asset Management, LLC, One Boston Place, 14th Floor, Boston, MA 02108-4402.


                              Emerging Markets Fund


               Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

               Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor, Cambridge MA 02138.

               Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London EC2A 2NY England.

               Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

               T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

                              Diversified Bond Fund

               Lincoln Capital Fixed Income Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606.

               Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92658-6430.

               TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036-9998.

                             Multistrategy Bond Fund

               Delaware Management Company, a series of Delaware Management Business Trust, 2005 Market Street, Philadelphia, PA 19103-7094.

               Morgan Stanley Investments, LP, One Tower Bridge, 100 Front Street, Suite 1100,W. Conshohocken, PA 19428-2899.

               Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92658-6430.

               TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036-9998.

                              Short Term Bond Fund


               Merganser Capital Management L.P., One Cambridge Center, Suite 402, Cambridge, MA 02142-1611.

               Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92658-6430.

               STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa Barbara, CA 93101-2143.

                              Tax Exempt Bond Fund

               MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

               Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA 02111.


     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at: Frank Russell Investment Company 909 A Street Tacoma, WA 98402
Telephone: 1-800-787-7354 Fax: 253-591-3495 www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY

 Class E and S Shares:

   Diversified Equity Fund
   Quantitative  Equity  Fund
   Tax-Managed  Large Cap Fund
   Special  Growth Fund
   Tax-Managed  Mid & Small Cap Fund
   Select Growth Fund
   Select Value Fund

   Real Estate  Securities Fund
   International  Securities Fund
   Emerging Markets Fund
   Diversified Bond Fund
   Multistrategy Bond Fund
   Short Term Bond Fund
   Tax Exempt Bond Fund



                 Distributor: Russell Fund Distributors, Inc.
     Frank Russell Investment Company's SEC File No. 811-3153
                                             36-08-060 (0304)
[Russell Logo]

    TAX
    MANAGED
    GLOBAL
    EQUITY
    FUNDS

FRANK RUSSELL INVESTMENT COMPANY







          Tax-Managed
          Global Equity Fund

        PROSPECTUS
        CLASS C SHARES



        March 1, 2004













        909 A STREET, TACOMA, WA 98402 o 800-787-7354

        As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.
                                                                   Russell Logo

                                Table of Contents

Risk/Return Summary................................................ 1
   Investment Objective............................................ 1
   Principal Investment Strategies................................. 1
   Principal Risks................................................. 2
   Performance..................................................... 3
   Fees and Expenses............................................... 5
The Purpose of the Fund-- Multi-Style, Multi-Manager
   Diversification................................................. 6
Management of the Underlying Funds................................. 8
The Money Managers for the Underlying Funds........................ 9
Investment Objective and Principal Investment Strategies
   of the Underlying Funds......................................... 11
Risks.............................................................. 18
Dividends and Distributions........................................ 20
Taxes.............................................................. 21
How Net Asset Value is Determined.................................. 21
Distribution and Shareholder Servicing Arrangements................ 22
How to Purchase Shares............................................. 22
Exchange Privilege................................................. 23
How to Redeem Shares............................................... 24
Payment of Redemption Proceeds..................................... 24
Other Things to Know About Share Transactions...................... 24
Financial Highlights............................................... 26
Money Manager Information.......................................... 27

5

                               RISK/RETURN SUMMARY

                              Investment Objective


      The Fund seeks to provide long term capital growth on an after-tax basis. The Fund's investment objective is non-fundamental. This means that the Fund's investment objective may be changed by the Board of Trustees of the Fund without shareholder approval.


      The Fund, like all investments relying on long-term capital appreciation as a primary source of returns rather than on dividends or income, may be subject to wide fluctuations in market values from year to year.

                         Principal Investment Strategies

      The Frank Russell Investment Company ("FRIC") Tax-Managed Global Equity Fund (the "Fund") is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). The Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds using a tax-efficient strategy described in more detail below.


      The Fund seeks to achieve its investment objective while, to a certain extent, managing shareholder tax consequences arising from its portfolio management activities. In its attention to tax consequences of portfolio management, the Fund differs from most other funds-of-funds, in that certain of the Underlying Funds in which the Fund invests are managed to maximize post-tax returns while other funds-of-funds may invest in underlying funds which are managed to maximize pre-tax return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

      The Fund intends to manage its taxable distributions to shareholders in three ways:

               o First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys shares of Underlying Funds with the intention of holding them long enough to qualify for capital gain tax treatment.

               o Second, the Fund attempts to manage its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated Underlying Fund, it seeks to minimize the resulting capital gains by first selling the shares for which it paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated Underlying Funds.


               o Third, the Fund allocates a portion of its assets to Underlying Funds that employ tax-efficient strategies.

      When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect its strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.

      The Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund invests and the allocation of assets to the Underlying Funds are shown in the table below. The Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

                                                               Tax-Managed
       Underlying Fund                                     Global Equity Fund
       ---------------                                     ------------------
       Tax-Managed Large Cap Fund...........................         50%

       International Securities Fund........................         20%

       Tax-Managed Mid & Small Cap Fund.....................         15%

       Quantitative Equity Fund.............................         10%

       Emerging Markets Fund................................          5%


      The Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, the Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, the Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

Diversification

      The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Fund invests is a diversified investment company.

                                 Principal Risks

       You should consider the following factors before investing in the Fund:

       o An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money.

       o Since the assets of the Fund are invested primarily in shares of the Underlying Funds, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Fund has no control over the Underlying Funds' investment strategies.

       o The policy of the Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than a mutual fund without such constraints.

       o The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

       o The Fund's exposure, through the Underlying Funds, to international investments subjects the Fund to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

       o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

       o The officers and Trustees of the Fund presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

       o The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 40l(k) plans.

       o The Fund's tax-managed equity investment strategy may not provide as high a return before consideration of federal income tax consequences as other mutual funds. Additionally, this strategy may not be fully implemented in some situations. For example, the Fund may not have any capital losses to offset capital gains.

       o If large shareholder redemptions occur unexpectedly, the Fund could be required to sell shares of appreciated Underlying Funds resulting in realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold shares of Underlying Funds that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                                   Performance

      The following bar charts illustrate the risks of investing in the Fund by showing how the performance of the Fund's Class C Shares varies over the life of the Fund. The highest and lowest quarterly returns during the periods shown in the bar charts for the Fund's Class C Shares are set forth below the bar charts.

      The tables accompanying the bar charts further illustrate the risks of investing in the Fund by showing how the Fund's average annual returns for one year and since the beginning of operations of the Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The Fund is not designed for tax-deferred investment vehicles and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.


      Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Fund's Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                         Tax-Managed Global Equity Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                  2001 -13.29%
                                  2002 -21.76%
                                  2003 .......


                           Best Quarter: ___% ( Q/__)
                          Worst Quarter: (___)% (_Q/__)



   Average annual total returns                                       Since
   for the periods ended December 31, 2003            1 Year       Inception*
   ---------------------------------------            ------       ----------

   Return Before Taxes, Class C......................        %              %

   Return After Taxes on Distributions, Class C......        %              %

   Return After Taxes on Distributions and Sale
     of Fund Shares, Class C.........................        %              %

   S&P 500 Index.....................................        %              %

   MSCI EAFE Index...................................        %              %


* Commenced operations by issuing Class C and S Shares on January 31, 2000.


                                Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.
                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                               Maximum Sales
                                                               Maximum Sales   Charge (Load)                         Fees
                                                               Charge (Load)   Imposed on      Maximum
                                                               Imposed on      Reinvested      Deferred Sales  Redemption Exchange
                                                               Purchases       Dividends       Charge (Load)   Fees        Fees
                                                               ---------       ---------       --------------- ---------  ---------

Class C.....................................................       None           None         None             None       None



                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)

                                                                Other Expenses  Total Gross     Total Net
                                                   Distribution (reflecting      Annual Fund     Fee Waivers
                                          Advisory  (12b-1)      Shareholder     Operating       and Expense       Fund Operating
                                          Fee      Fees***      Servicing Fees)  Expenses        Reimbursements#   Expenses*
                                          ---      --------     ---------------  --------        ---------------   --------

Class C **.............................   0.20%        0.75%            %             %              %                 %

* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

*** Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2004.

# [FRIMCo has contractually agreed to waive, at least through _______________, 2005, its 0.20% advisory fee for the Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.]
## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial
    Intermediary for information concerning what additional fees, if any, will be charged.
*** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class C Shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.





Direct Expenses


      Direct   operating   expenses   include  those  arising  from  accounting,
administrative, custody, auditing, legal and transfer agent services. The foregoing direct operating expenses are borne either by the Underlying Funds in which the Fund invests pursuant to Special Servicing Agreements between the Fund, each Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through _____________________, 2005 and may be renewed thereafter.

      Direct operating expenses also include expenses attributable to advisory fees (which are currently waived by FRIMCo through_________________, 2005), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by the Fund or its appropriate Classes of Shares.


Indirect Expenses


      Shareholders in the Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Fund may invest (based on information as of October 31, 2003).

                                                       Total Net Operating
Underlying Fund (Class S Shares)                        Expense Ratios
--------------------------------                        --------------
Quantitative Equity Fund.............................           %
International Securities Fund........................           %
Emerging Markets Fund................................           %
Tax-Managed Large Cap Fund...........................           %
Tax-Managed Mid & Small Cap Fund.....................           %

      The Total Net Operating Expense Ratio for the Tax-Managed Mid & Small Cap Fund is net of fee waivers. For this Fund, FRIMCo has contractually agreed to waive, at least until ___________________, 2005, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed _____% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

       Based on these expense ratios, the total direct and indirect operating expense ratios of the Fund (calculated as a percentage of average net assets)
are expected to be as follows:

                                                               Class C
Tax-Managed Global Equity Fund.................................  %


      The Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2002. These total expense ratios may be higher or lower depending on the allocation of the Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.

      Example

       This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


      The  example  assumes  that you  invest  $10,000  in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through ________________, 2005. The calculation of costs for the one year period does take into account such waivers.

       Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                      1 Year  3 Years 5 Years  10 Years
Class C.............................    $      $         $          $


                             THE PURPOSE OF THE FUND
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Fund's advisor or distributor ("Financial Intermediaries"). The Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

       Three functions form the core of Russell's consulting services:

       o Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

       o Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

       o Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

      The Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. The Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

      The allocation of the Fund's investment in the Underlying Funds is illustrated by the following chart:


      [Pie Chart]
      Tax-Managed Global Equity Fund

      5% .........Emerging Markets
      10% ........Quantitative Equity
      15% ........Tax-Managed Mid & Small Cap Fund
      20% ........International Securities
      50% ........Tax-Managed Large Cap Fund

                 MANAGEMENT OF THE FUND AND THE UNDERLYING FUNDS

      The Fund's and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2003, managed over $______________ billion in 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

      Russell, which acts as consultant to the Fund and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Fund and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

      The Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Fund's and Underlying Funds' administrator and investment advisor, performs the Fund's and Underlying Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers as more fully described below. Each of the Underlying Fund's money managers makes investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Fund's custodian, State Street Bank, maintains custody of all of the Fund's assets. FRIMCo, in its capacity as the Fund's transfer agent, is responsible for maintaining the Fund's shareholder records and carrying out shareholder transactions. When the Fund acts in one of these areas, it does so through the service provider responsible for that area.

       FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Fund and the Underlying Funds. FRIMCo develops the investment programs for the Fund and each Underlying Fund, selects, subject to approval of the Underlying Funds' Board, money managers for the Underlying Funds, allocates Underlying Fund assets among the money managers, oversees the money managers and evaluates their results. All assets of the Fund are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manger to another.


      Ernest Ankrim and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of the Fund within its target allocation strategy percentages.


      FRIMCo's officers and employees who manage the Underlying Funds and oversee the money managers of the Underlying Funds are:

          o Thomas F. Hanly, Chief Investment Officer of Russell and FRIMCo since January 2004. From 1999 to 2003, Mr. Hanly was Chief Financial Officer of Russell. From 1997 to 1999, Mr. Hanly served as a Director of Frank Russell Capital.

          o Randall P. Lert, who has been Chief Portfolio Strategist of FRIMCo since January 2004. From 1989 to 2003, Mr. Lert was Chief Investment Officer of FRIMCo.

          o Ernest Ankrim, Ph.D., Chief Investment Strategist since January 2003. Dr. Ankrim was Director, Portfolio Strategy for FRIMCo from January 2001 to December 2002. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.


          o Randal C. Burge, Director, Global Equity since January 2003. Mr. Burge was Director, Portfolio Management from December 2001 to December 2002. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

          o Jean Carter, Managing Director, Strategic Investment Resources since January 2003. Ms. Carter was Director, North American IMG from December 2001 to December 2002. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.


          o James Duberly, Director of Global Fixed Income of FRIMCo since 2002. From 1998 to 2002, Mr. Duberly was a Portfolio Manager with Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1998, Mr. Duberly was a Senior Portfolio Manager with the Bank for International Settlements based in Basel, Switzerland.


          o Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

          o Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

          o Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.


          o Paul R. Greenwood, Director of US Equity for FRIMCo since 2002. From 1993 to 2002, Mr. Greenwood was a Senior Research Analyst for Russell.

          o Robert E. Hall, who has been a Portfolio Manager of FRIMCo since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo.


          o Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for Russell.


          o James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' cash reserves and arranges brokerage execution of certain money manager portfolio decisions on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

          o James A. Jornlin, who has been a Portfolio Manager of FRIMCo since July 1996.

          o Noel Lamb, Director and North American Chief Investment Officer of FRIMCo since January 2003. From 1997 to 2002, Mr. Lamb was Director of Portfolio Management of Frank Russell Company Limited, an affiliate of FRIMCo.


          o Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for Russell from 1995 to 1997 and a Senior Research Analyst for Russell from 1997 to 2000.

          o Michael R. Ruff, who has been a Portfolio Manager of FRIMCo since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst for Russell. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst with Russell.

          o Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for Russell. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

          o Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

      The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

          o Jeffrey Hussey and Michael Ruff have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.

          o Michael Ruff and Jeff Hussey have primary responsibility for the management of the Short Term Bond and Tax Exempt Bond Funds.


          o Dennis Trittin and Ron Dugan have primary responsibility for the management of the Equity I and Diversified Equity Funds.

          o Erik Ogard and Dennis Trittin have primary responsibility for the management of the Equity II, Special Growth and Select Growth Funds.

          o Ron Dugan and Dennis Trittin have primary responsibility for the management of the Equity Q, Quantitative Equity and Select Value Funds.

          o Steve Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap Fund.

          o Steve Skatrud and Erik Ogard have primary responsibility for the management of the Tax-Managed Mid & Small Cap Fund.

          o Robert Hall and James Jornlin have primary responsibility for the management of the Emerging Markets Fund.

          o      James  Jornlin and Ann Duncan have primary  responsibility  for
                 the   management  of  the   International   and   International
                 Securities Funds.

          o Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

          o Ron Dugan and Michael Ruff have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

          o Stephen Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.

       In the last fiscal year, the Fund did not pay FRIMCo any advisory or administrative fees. However, the Fund bore indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Fund invests. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Fund. While a shareholder of the Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Fund. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.


      In the last fiscal year, the annual rate of the advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Quantitative Equity Fund _____%, International Securities Fund _____%, Emerging Markets Fund _____%, Tax-Managed Large Cap Fund _____% and Tax-Managed Mid & Small Cap Fund _____%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.



                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

      Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


      Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.





      Geewax, Terker & Company manages the Tax-Managed Mid & Small Cap Fund. John Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD (all but dissertation) from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and the Chief Investment Officer. In this capacity, he serves as a portfolio manager, and has oversight responsibility for the research and development and trading functions of the firm.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                  INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

      The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because the Fund invests in the Underlying Funds, investors in the Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


      Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund's investment objective may be changed by the Board of Trustees of an Underlying Fund without shareholder approval.


TAX-MANAGED LARGE CAP FUND


Non-Fundamental Investment Objective

      Seeks to provide long term capital growth on an after-tax basis.


      Principal Investment Strategies


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in large capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of the U.S. companies in the S&P 500 Index ranged from approximately $295.5 billion to $400 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another.

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund seeks to realize capital growth while managing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The Fund is designed for long-term investors who seek to reduce the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

               The  Fund  intends  to  manage  its  taxable   distributions   to
               shareholders in two ways:

               o First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

               o Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money managers believe it is appropriate. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.


               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.



               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.




               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment Strategies


               The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies.


               To a limited extent, the Fund may also invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.

               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX-MANAGED MID & SMALL CAP FUND


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth on an after tax basis.


               Principal Investment The Tax-Managed Mid & Small Cap Fund has a non-fundamental policy to invest, under normal Strategies circumstances, at least 80% of the value of its assets in medium and small capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $40 billion to $1.2 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund generally pursues a market-oriented style of security selection. The money manager selects securities from the growth and value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small and medium capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and include both growth and value securities.

               The Fund seeks to realize capital growth while managing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.


               The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.


               The  Fund  intends  to  manage  its  taxable   distributions   to
               shareholders in two ways:

               o First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

               o Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money manager believes it is appropriate. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.


               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.




               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND
------------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment Strategies


               The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.




               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------


      Non-Fundamental Investment Objective
               Seeks to provide long term capital growth.



      Principal Investment Strategies

               The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.


               The Fund invests in common stocks of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The following table describes principal types of risks that the Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying Funds most likely to be affected by the risk. Other Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Underlying Funds as a whole. Please refer to the Fund's Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.


         Risk Associated With                                 Description                                 Relevant Fund



Multi-Manager Approach                     The investment styles employed by a Fund's money      Global Equity Fund
                                           managers may not be complementary. The interplay      (Underlying Funds:
                                           of the various strategies employed by a Fund's        Tax-Managed Large Cap
                                           multiple money managers may result in a Fund          Quantitative Equity
                                           holding a concentration of certain types of           International Securities
                                           securities. This concentration may be beneficial      Emerging Markets)
                                           or detrimental to a Fund's performance depending
                                           upon the performance of those securities and the
                                           overall economic environment. The multi-manager
                                           approach could result in a high level of
                                           portfolio turnover, resulting in higher Fund
                                           brokerage expenses and increased tax liability
                                           from a Fund's realization of capital gains.


Tax-Sensitive Management                   A Fund's tax-managed equity investment strategy       Global Equity Fund
                                           may not provide as high a return before               (Underlying Funds:
                                           consideration of federal income tax consequences      Tax-Managed Large Cap
                                           as other mutual funds that are not tax-managed. A     Tax-Managed Mid & Small Cap)
                                           tax-sensitive investment strategy involves active
                                           management and a Fund may, at times, take steps
                                           to postpone the realization of capital gains that
                                           other mutual funds that are not tax-managed may
                                           not. This may lead to a difference in pre-tax
                                           returns. At times, it may also be impossible to
                                           implement the tax-managed strategy if, for
                                           example, a Fund does not have any capital losses
                                           to offset capital gains.

Equity                                     Securities The value of equity
                                           securities will rise and fall lobal
                                           Equity Fund in response to the
                                           activities of the company that All
                                           Underlying Funds) issued the stock,
                                           general market conditions and/ G or
                                           economic conditions. (


      o   Value Stocks                     Investments in value stocks are subject to risks      Global Equity Fund
                                           that (i) their intrinsic values may never be          (Underlying Funds:
                                           realized by the market or (ii) such stock may         Tax-Managed Large Cap
                                           turn out not to have been undervalued.                International Securities)

      o   Growth Stocks                    Growth company stocks may provide minimal             Global Equity Fund
                                           dividends which could otherwise cushion stock         (Underlying Funds:
                                           prices in a market decline. The value of growth       Tax-Managed Large Cap
                                           company stocks may rise and fall significantly        International Securities)
                                           based, in part, on investors' perceptions of the
                                           company, rather than on fundamental analysis of
                                           the stocks.





      o   Market-Oriented Investments      Market-oriented investments are generally             Global Equity Fund
                                           Subject to the risks associated with growth           (Underlying Funds:
                                           and value stocks.                                     Quantitative Equity
                                                                                                 International Securities
                                                                                                 Tax-Managed Large Cap
                                                                                                 Tax-Managed Mid & Small Cap)

      o  Securities of Small               Investments in smaller companies may involve          Global Equity Fund
         Capitalization Companies          greater risks because these companies                 (Underlying Fund:
                                           generally have a limited track record.                Tax-Managed Mid & Small Cap)
                                           Smaller companies often have narrower markets
                                           and more limited managerial and financial
                                           resources than larger, more established
                                           companies. As a result, their performance can
                                           be more volatile, which may increase the
                                           volatility of a Fund's portfolio.

International Securities                   A Fund's return and net asset value may be            Global Equity Fund
                                           significantly affected by political or                (Underlying Funds:
                                           economic conditions and regulatory                    International Securities
                                           requirements in a particular country. Non-US          Emerging Markets)
                                           markets, economies and political systems may
                                           be less stable than US markets, and changes
                                           in exchange rates of foreign currencies can
                                           affect the value of a Fund's foreign assets.
                                           Non-US laws and accounting standards
                                           typically are not as strict as they are in
                                           the US and there may be less public
                                           information available about foreign
                                           companies. Non-US securities markets may be
                                           less liquid and have fewer transactions than
                                           US securities markets. Additionally,
                                           international markets may experience delays
                                           and disruptions in securities settlement
                                           procedures for a Fund's portfolio securities.

      o   Emerging Market Countries        Investments in emerging or developing markets         Global Equity Fund
                                           involve exposure to economic structures that          (Underlying Fund:
                                           are generally less diverse and mature, and to         Emerging Markets
                                           political systems which have less stability           International Securities)
                                           than those of more developed countries. These
                                           securities are particularly subject to a risk
                                           of default from political instability.
                                           Emerging market securities are subject to
                                           currency transfer restrictions and may
                                           experience delays and disruptions in
                                           securities settlement procedures for a Fund's
                                           portfolio securities. The volatility of
                                           emerging markets can be significantly higher
                                           than other equity asset classes.






Exposing Cash Reserves to Equity           By exposing its cash reserves to an equity market     (All Underlying Funds)
Markets                                    by purchasing equity securities and/or derivatives,
                                           a Fund's performance tends to correlate more
                                           closely to the performance of that market as a
                                           whole. However, the market performance of these
                                           instruments may not correlate precisely to the
                                           performance of a stock market. This approach increases
                                           a Fund's performance if the particular equity market
                                           rises and reduces a Fund's performance if the
                                           particular equity market declines.


Securities Lending                         If a borrower of a Fund's securities fails            Global Equity Fund
                                           financially, the Fund's recovery of the loaned        (Underlying Funds:
                                           securities may be delayed or the Fund may lose its    All Underlying Funds)
                                           rights to the collateral which could result in a
                                           loss to a Fund.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for the Fund on an annual basis, with payment being made in mid-December.

Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year. The Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

      In addition, the Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of the Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check the Fund's distribution dates before you invest.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

      In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by the Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


      If you are an individual investor, a portion of the dividends you receive from the Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains and, in many cases, distributions from non-U.S. corporations.


      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Fund makes no representation as to the amount or variability of the Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


      If you are a corporate shareholder, a portion of the dividends you receive from the Fund may qualify for the corporate dividends received deduction.


      Although the Tax-Managed Large Cap and the Tax-Managed Mid & Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either the Underlying Fund's or their money managers' control. Shareholder purchase and redemption activity, as well as the Underlying Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund may vary considerably from year to year.

      By law, the Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


      Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Taxes" in the Fund's Statement of Additional Information.


                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of the Fund on each business day on which Shares are offered or redemption orders are tendered. For the Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. The Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

      The determination is made by appraising the Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities


      Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Market quotations for non-US securities may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board, occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


      Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.

                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

      The Fund offers Class C Shares in this Prospectus.

      Class C Shares participate in the Fund's Rule 12b-1 distribution plan and in its shareholder servicing plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of a Class C Share investment in the Fund, and the distribution fee may cost an investor more than paying other types of sales charges.


      The Funds or FRIMCo each may pay Financial Intermediaries for administrative services provided by those Financial Intermediaries. FRIMCo may also pay Financial Intermediaries for distribution and/or other services. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Fund's Distributor with respect to Class C Shares of the Fund.


                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

      For Class C Shares, there is a $1,000 required minimum initial investment for each account in the Fund. The Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Fund's Statement of Additional Information.

      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

      The Fund reserves the right to reject any purchase order for any reason. Additionally, because short-term investments are inconsistent with the Fund's long-term strategy, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions is, in the opinion of the Fund, inconsistent with the Fund's strategy.



      You may purchase Shares through a Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Fund will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


      All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. The Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Fund of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Fund. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Fund, the Fund or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Fund to identify you. If the Fund or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

      Frequent Trading: The Fund does not knowingly permit market-timing. Do not invest in the Fund if you are a market-timer. The Fund is intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Fund. Short-term or excessive trading into and out of the Fund may harm the Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if the Fund is able to determine that you are engaging in this type of activity the Fund may at its sole discretion suspend or terminate your trading privileges. The Fund will use reasonable efforts to detect market timers, but may not be able to detect market timing in all types of accounts, such as accounts held through Financial Intermediaries. The Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.


Offering Dates and Times


      Orders must be received by the Fund or any authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Fund.

Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.


      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.


Systematic Exchange Program

      The Fund does not offer a systematic exchange program in view of its portfolio management strategy.

                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Fund will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

Redemption Dates and Times

      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

      The Fund does not offer a systematic withdrawal program in view of its portfolio management strategy.

                         PAYMENT OF REDEMPTION PROCEEDS


      Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days of receipt of your request in proper form. The Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.


                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

      The Fund requires that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Fund to insure proper form. Generally, your instructions must include:

       o The Fund name and account number

       o Details related to the transaction including type and amount

       o Signatures of all owners exactly as registered on the account

       o Any supporting legal documentation that may be required

Responsibility for Fraud

      Neither the Fund nor its transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Fund or your Financial Intermediary send you. Contact your Financial
Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      The Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Institution for assistance in obtaining a signature guarantee.

Redemption In-Kind

      A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Fund. If you do not cash a dividend, distribution, or redemption check the Fund will act to protect itself and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Fund will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

      The following financial highlights table is intended to help you understand the Fund's financial performance for at least the past 60 months (or, if the Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by [ ], whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

      The information in the following tables presents the Financial Highlights for the Funds' Class C Shares for the periods shown.


Tax-Managed Global Equity Fund--Class C Shares

                                                                 Fiscal
                                                               Year Ended
                                                               October 31,
                                                               -----------
                                                        2003  2002       2001      2000*
                                                        ----  ----       ----      -----

Net Asset Value, Beginning of Period....................[.]   $ 7.29    $ 9.73    $ 10.00
                                                              ------    ------    -------
   Income From Operations
   Net investment income (loss)(a)(b)...................[.]    (.05)     (.06)      (.06)
   Net realized and unrealized gain (loss)..............[.]   (1.03)    (2.38)      (.19)
                                                             ----------------------------
      Total income from operations......................[.]   (1.08)    (2.44)      (.25)
                                                              ---------------------------
   Distributions
   From net investment income...........................[.]       --        --      (.02)
   From net realized gain...............................[.]    (.06)        --         --
                                                             ----------------------------
      Total distributions...............................[.]    (.06)        --      (.02)
                                                             ----------------------------
Net Asset Value, End of Period..........................[.]   $ 6.15    $ 7.29     $ 9.73
                                                              ======    ======     ======
Total Return (%)(c).....................................[.]  (14.94)   (25.08)     (2.55)
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands).............[.]   10,130     8,104      7,133
   Ratios to average net assets (%):
      Operating expenses, net(d)........................[.]     1.00      1.00       1.00
      Operating expenses, gross(d)......................[.]     1.20      1.20       1.20
      Net investment income (loss)(c)...................[.]    (.68)     (.73)      (.68)
   Portfolio turnover rate (%)..........................[.]    52.55     30.55      44.04

   * For the period January 31, 2000 (commencement of operations) to October 31,
   2000. (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.


                            MONEY MANAGER INFORMATION


      The money managers have no affiliations with the Fund or the Fund's service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

      This section identifies the money managers for the Underlying Funds in which the Fund invests. A complete list of current money managers for the Funds can also be found at www.Russell.com.



                           Tax-Managed Large Cap Fund


               Kayne Anderson Rudnick Investment Management, LLC, 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067-4216

               John A. Levin & Co., Inc., One Rockefeller Plaza, 25th Floor, New York, NY 10020

               J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New York, NY 10036.

               Sands Capital Management, Inc., 1001 - 19th Street North, Suite 1450, Arlington, VA 22209


                          International Securities Fund


               Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


               AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY 10022.

               Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06830-6378.

               Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los Angeles, CA 90025.

               Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE England.

               Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.

               Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, DE 19801-1165.

               Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004.

               Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.

               The Boston Company Asset Management, LLC, One Boston Place, 14th Floor,Boston, MA 02108-4402.

                        Tax-Managed Mid & Small Cap Fund

               Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.

                            Quantitative Equity Fund


               Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

               Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

               Franklin Portfolio Associates, LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

               Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.


                              Emerging Markets Fund


               Alliance Capital Management L.P., which acts money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

               Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor, Cambridge MA 02138.

               Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London EC2A 2NY England.

               Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

               T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.


      When considering an investment in the Fund, do not rely on any information unless it is contained in this Prospectus or in the Fund's Statement of Additional Information. The Fund has not authorized anyone to add any information or to make any additional statements about the Fund. The Fund may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Fund or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Fund, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

        Frank Russell Investment Company
        909 A Street
        Tacoma, WA  98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   Class C Shares:
   Tax-Managed Global Equity Fund




                                 Distributor: Russell Fund Distributors, Inc.
[Russell Logo]         Frank Russell Investment Company's SEC File No. 811-3153
                                                                36-08-089 (0304)

    TAX-MANAGED
    GLOBAL
    EQUITY
    FUND

                        FRANK RUSSELL INVESTMENT COMPANY







       Tax-Managed
       Global Equity Fund

        PROSPECTUS
        CLASS E AND S SHARES:


        March 1, 2004







        909 A STREET, TACOMA, WA 98402 o 800-787-7354

        As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                 [Russell Logo]

                                Table of Contents

Risk/Return Summary........................................    1
   Investment Objective....................................    1
   Principal Investment Strategies.........................    1
   Principal Risks.........................................    2
   Performance.............................................    3
   Fees and Expenses.......................................    5
The Purpose of the Fund-- Multi-Style,
   Multi-Manager Diversification...........................    6
Management of the Underlying Funds.........................    8
The Money Managers for the Underlying Funds................   10
Investment Objective and Principal Investment
   Strategies of the Underlying Funds......................   11
Risks......................................................   18
Dividends and Distributions................................   20
Taxes......................................................   20
How Net Asset Value is Determined..........................   21
Distribution and Shareholder Servicing Arrangements........   22
How to Purchase Shares.....................................   22
Exchange Privilege.........................................   23
How to Redeem Shares.......................................   23
Payment of Redemption Proceeds.............................   24
Other Things to Know About Share Transactions..............   24
Financial Highlights.......................................   26
Money Manager Information..................................   27

8

                               RISK/RETURN SUMMARY

                              Investment Objective


      The Fund seeks to provide long term capital growth on an after-tax basis. The Fund's investment objective is non-fundamental. This means that the Fund's investment objective may be changed by the Board of Trustees of the Fund without shareholder approval.


      The Fund, like all investments relying on long-term capital appreciation as a primary source of returns rather than on dividends or income, may be subject to wide fluctuations in market values from year to year.

                         Principal Investment Strategies

      The Frank Russell Investment Company ("FRIC") Tax-Managed Global Equity Fund (the "Fund") is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). The Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds using a tax-efficient strategy described in more detail below.


     The Fund seeks to achieve its investment objective while, to a certain extent, managing shareholder tax consequences arising from its portfolio management activities. In its attention to tax consequences of portfolio management, the Fund differs from most other funds-of-funds, in that certain of the Underlying Funds in which the Fund invests are managed to maximize post-tax returns while other funds-of-funds may invest in underlying funds which are managed to maximize pre-tax return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The  Fund  intends  to  manage  its  taxable   distributions   to
               shareholders in three ways:


               o First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys shares of Underlying Funds with the intention of holding them long enough to qualify for capital gain tax treatment.


               o Second, the Fund attempts to manage its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated Underlying Fund, it seeks to minimize the resulting capital gains by first selling the shares for which it paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated Underlying Funds.


               o Third, the Fund allocates a portion of its assets to Underlying Funds that employ tax-efficient strategies.

      When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect its strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.

      The Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund invests and the allocation of assets to the Underlying Funds are shown in the table below. The Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Underlying Fund                                    Tax-Managed
                                                      Global
                                                   Equity Fund
Tax-Managed Large Cap Fund.......................         50%
International Securities Fund....................         20%
Tax-Managed Mid & Small Cap Fund.................         15%
Quantitative Equity Fund.........................         10%
Emerging Markets Fund............................          5%



      The Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, the Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, the Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

Diversification

      The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Fund invests is a diversified investment company.

                                 Principal Risks

      You should consider the following factors before investing in the Fund:

               o An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money.

               o Since the assets of the Fund are invested primarily in shares of the Underlying Funds, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Fund has no control over the Underlying Funds' investment strategies.

               o The policy of the Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than a mutual fund without such constraints.

               o The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

               o The Fund's exposure, through the Underlying Funds, to international investments subjects the Fund to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

               o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               o The officers and Trustees of the Fund presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

               o The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

               o The Fund's tax-managed equity investment strategy may not provide as high a return before consideration of federal income tax consequences as other mutual funds. Additionally, this strategy may not be fully implemented in some situations. For example, the Fund may not have any capital losses to offset capital gains.

               o If large shareholder redemptions occur unexpectedly, the Fund could be required to sell shares of appreciated Underlying Funds resulting in realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold shares of Underlying Funds that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                                   Performance

      The following bar charts illustrate the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over the life of the Fund. The return (both before and after tax) for Class E Shares offered by this Prospectus may be lower than the Class S returns shown in the bar charts, depending upon the fees and expenses of the Class E Shares. No Class E Shares have been issued. The highest and lowest quarterly returns during the periods shown in the bar charts for the Fund's Class S Shares are set forth below the bar charts.

      The tables accompanying the bar charts further illustrate the risks of investing in the Fund by showing how the Fund's average annual returns for one year and since the beginning of operations of the Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The Fund is not designed for tax-deferred investment vehicles and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.


      Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Fund's Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                         Tax-Managed Global Equity Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S



                                  2001 -12.45%
                                  2002 -20.85%
                                  2003 .........


                           Best Quarter: ___% (_Q/__)
                         Worst Quarter: (___%) (_Q/__)

   Average annual total returns                                        Since
   for the periods ended December 31, 2003                1 Year    Inception*
   ---------------------------------------                ------    ----------

   Return Before Taxes, Class S...........................     %            %

   Return After Taxes on Distributions, Class S...........     %            %

   Return After Taxes on Distributions and Sale
      of Fund Shares, Class S.............................     %            %

   S&P 500 Index..........................................     %            %

   MSCI EAFE Index........................................     %            %


* Commenced operations by issuing Class C and S Shares on January 31, 2000.

                                Fees and Expenses

      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.


                                Shareholder Fees
                    (fees paid directly from your investment)

                                                                      Maximum Sales
                                                      Maximum Sales   Charge (Load)      Maximum
                                                      Charge (Load)     Imposed on   Deferred Sales
                                                       Imposed on       Reinvested       Charge       Redemption    Exchange
                                                        Purchases       Dividends        (Load)       Fees          Fees
                                                      ------------    -------------  ---------------  ----------    --------


Classes E and S...................................        None             None           None          None         None




                                                   Annual Fund Operating Expenses##
                                             (expenses that are deducted from Fund assets)
                                                           (% of net assets)

                                                              Other Expenses
                                                               (reflecting       Total Gross                      Total Net
                                                               Shareholder       Annual Fund      Fee Waivers     Annual Fund
                                                 Advisory       Servicing         Operating       and Expense     Operating
                                                   Fee            Fees)            Expenses      Reimbursements#  Expenses*
                                                ------------ -------------      ---------------  ---------------  -----------

Class E**..................................       0.20%             %                 %                %               %
Class S....................................       0.20%             %                 %                %               %

   * The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.
   ** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.
  ***  Expenses for this class have
       been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2004.
   # [FRIMCo has contractually agreed to waive, at least through ____________________, 2005, its 0.20% advisory fee for the # Fund. Certain
      Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

   ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay # additional fees to the intermediary for services provided by the intermediary. You should contact your Financial
      Intermediary for information concerning what additional fees, if any, will be charged.



Direct Expenses


      Direct   operating   expenses   include  those  arising  from  accounting,
administrative, custody, auditing, legal and transfer agent services. The foregoing direct operating expenses are borne either by the Underlying Funds in which the Fund invests pursuant to Special Servicing Agreements between the Fund, each Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through _______________________, 2005 and may be renewed thereafter.

      Direct operating expenses also include expenses attributable to advisory fees (which are currently waived by FRIMCo through ____________________, 2005), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by the Fund or its appropriate Classes of Shares.


Indirect Expenses


      Shareholders in the Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Fund may invest (based on information as of October 31, 2003).


                                             Total Net Operating
Underlying Fund (Class S Shares)              Expense Ratios
--------------------------------              --------------
Quantitative Equity Fund....................      _____%
International Securities Fund...............      _____%
Emerging Markets Fund.......................      _____%
Tax-Managed Large Cap Fund..................      _____%
Tax-Managed Mid & Small Cap Fund............      _____%

      The Total Net Operating Expense Ratio for the Tax-Managed Mid & Small Cap Fund is net of fee waivers. For this Fund, FRIMCo has contractually agreed to waive, at least until __________________, 2005, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed _____% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

          Based on these expense ratios, the total direct and indirect operating expense ratios of the Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                           Class E   Class S
Tax-Managed Global Equity Fund...........................      %         %

      The Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2003. These total expense ratios may be higher or lower depending on the allocation of the Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.


Example

      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


      The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through ______________________, 2005. The calculation of costs for the one year period does take into account such waivers.

      Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                1 Year   3 Years    5 Years   10 Years
                                ------   -------    -------   --------
Class E.......................       $         $          $         $
Class S.......................



                             THE PURPOSE OF THE FUND
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

      The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Fund's advisor or distributor ("Financial Intermediaries"). The Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

      Three functions form the core of Russell's consulting services:

               o Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

               o Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

               o Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

      When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

      The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

      Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

      Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

      The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

      By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

      The Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. The Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

      The allocation of the Fund's investment in the Underlying Funds is illustrated by the following chart:


  5 % Emerging Markets
 10% Quantitative Equity
 15% Tax-Managed Mid & Small Cap Fund
 20% International Securities
 50% Tax-Managed Large Cap Fund

                 MANAGEMENT OF THE FUND AND THE UNDERLYING FUNDS

      The Fund's and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2003, managed over $______________ billion in 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

      Russell, which acts as consultant to the Fund and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Fund and the Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

      The Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Fund's and Underlying Funds' administrator and investment advisor, performs the Fund's and Underlying Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers as more fully described below. Each of the Underlying Fund's money managers makes investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Fund's custodian, State Street Bank, maintains custody of all of the Fund's assets. FRIMCo, in its capacity as the Fund's transfer agent, is responsible for maintaining the Fund's shareholder records and carrying out shareholder transactions. When the Fund acts in one of these areas, it does so through the service provider responsible for that area.

      FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Fund and the Underlying Funds. FRIMCo develops the investment programs for the Fund and each Underlying Fund, selects, subject to approval of the Underlying Funds' Board, money managers for the Underlying Funds, allocates Underlying Fund assets among the money managers, oversees the money managers and evaluates their results. All assets of the Fund are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manger to another.


      Ernest Ankrim and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of the Fund within its target allocation strategy percentages.


      FRIMCo's officers and employees who manage the Underlying Funds and oversee the money managers of the Underlying Funds are:






               o Thomas F. Hanly, Chief Investment Officer of Russell and FRIMCo since January 2004. From 1999 to 2003, Mr. Hanly was Chief Financial Officer of Russell. From 1997 to 1999, Mr. Hanly served as a Director of Frank Russell Capital.

               o Randall P. Lert, who has been Chief Portfolio Strategist of FRIMCo since January 2004. From 1989 to 2003, Mr. Lert was Chief Investment Officer of FRIMCo.

               o Ernest Ankrim, Ph.D., Chief Investment Strategist since January 2003. Dr. Ankrim was Director, Portfolio Strategy for FRIMCo from January 2001 to December 2002. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

               o Randal C. Burge, Director, Global Equity since January 2003. Mr. Burge was Director, Portfolio Management from December 2001 to December 2002. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

               o Jean Carter, Managing Director, Strategic Investment Resources since January 2003. Ms. Carter was Director, North American IMG from December 2001 to December 2002. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

               o James Duberly, Director of Global Fixed Income of FRIMCo since 2002. From 1998 to 2002, Mr. Duberly was a Portfolio Manager with Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1998, Mr. Duberly was a Senior Portfolio Manager with the Bank for International Settlements based in Basel, Switzerland.

               o Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

               o Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell.

               o Bruce A. Eidelson, who has been Director of Real Estate Advisory Services of Russell Real Estate Advisors Inc., an affiliate of FRIMCo, since November 1999. Mr. Eidelson was employed by Institutional Property Consultants where he held the positions of Managing Director from 1998 to 1999 and Senior Vice President from 1994 to 1998.

               o Paul R. Greenwood, Director of US Equity for FRIMCo since 2002. From 1993 to 2002, Mr. Greenwood was a Senior Research Analyst for Russell.

               o Robert E. Hall, who has been a Portfolio Manager of FRIMCo since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo.

               o Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for Russell.

               o James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' cash reserves and arranges brokerage execution of certain money manager portfolio decisions on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

               o James A. Jornlin, who has been a Portfolio Manager of FRIMCo since July 1996.

               o Noel Lamb, Director and North American Chief Investment Officer of FRIMCo since January 2003. From 1997 to 2002, Mr. Lamb was Director of Portfolio Management of Frank Russell Company Limited, an affiliate of FRIMCo.

               o Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for Russell from 1995 to 1997 and a Senior Research Analyst for Russell from 1997 to 2000.

               o Michael R. Ruff, who has been a Portfolio Manager of FRIMCo since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst for Russell. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst with Russell.

               o Stephen W. Skatrud, who has been a Portfolio Manager of FRIMCo since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst for Russell. From 1995 to 1999, Mr. Skatrud was Director of Benefits Finance and Investment for Harnischfeger Industries, Inc.

               o Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.


      The   following   lists  the  officers  and  employees  who  have  primary
responsibility for the management of the FRIC Funds:





               o Jeffrey Hussey and Michael Ruff have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.

               o Michael Ruff and Jeff Hussey have primary responsibility for the management of the Short Term Bond and Tax Exempt Bond Funds.

               o Dennis Trittin and Ron Dugan have primary responsibility for the management of the Equity I and Diversified Equity Funds.

               o Erik Ogard and Dennis Trittin have primary responsibility for the management of the Equity II, Special Growth and Select Growth Funds.

               o Ron Dugan and Dennis Trittin have primary responsibility for the management of the Equity Q, Quantitative Equity and Select Value Funds.

               o Steve Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Large Cap Fund.

               o Steve Skatrud and Erik Ogard have primary responsibility for the management of the Tax-Managed Mid & Small Cap Fund.

               o Robert Hall and James Jornlin have primary responsibility for the management of the Emerging Markets Fund.

               o   James Jornlin and Ann Duncan have primary  responsibility for
                   the  management  of  the   International   and  International
                   Securities Funds.

               o Bruce Eidelson and Ron Dugan have primary responsibility for the management of the Real Estate Securities Fund.

               o Ron Dugan and Michael Ruff have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

               o Stephen Skatrud and Ron Dugan have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


      In the last fiscal year, the Fund did not pay FRIMCo any advisory or administrative fees. However, the Fund bore indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Fund invests. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Fund. While a shareholder of the Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Fund. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.


      In the last fiscal year, the annual rate of the advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Quantitative Equity Fund _____%, International Securities Fund _____%, Emerging Markets Fund _____%, Tax-Managed Large Cap Fund _____% and Tax-Managed Mid & Small Cap Fund _____%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.


                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

      Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


      Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.




      Geewax, Terker & Company manages the Tax-Managed Mid & Small Cap Fund. John Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD (all but dissertation) from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and the Chief Investment Officer. In this capacity, he serves as a portfolio manager, and has oversight responsibility for the research and development and trading functions of the firm.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                  INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

      The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because the Fund invests in the Underlying Funds, investors in the Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).



      Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund's investment objective may be changed by the Board of Trustees of an Underlying Fund without shareholder approval.


TAX-MANAGED LARGE CAP FUND
--------------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth on an after-tax basis.



      Principal Investment Strategies


               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in large capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of the U.S. companies in the S&P 500 Index ranged from approximately $295.5 billion to $400 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another.

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.





               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund seeks to realize capital growth while managing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The Fund is designed for long-term investors who seek to reduce the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

      The Fund intends to manage its taxable distributions to shareholders in two ways:


               o First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.


               o Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money managers believe it is appropriate. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.


               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.


               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.





               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND
-----------------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment Strategies


               The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies.

               To a limited extent, the Fund may also invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.


               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX-MANAGED MID & SMALL CAP FUND
--------------------------------


      Non-Fundamental Investment Objective
               Seeks to provide long term capital growth on an after tax basis.



      Principal Investment Strategies

               The Tax-Managed Mid & Small Cap Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in medium and small capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $40 billion to $1.2 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund generally pursues a market-oriented style of security selection. The money manager selects securities from the growth and value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small and medium capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and include both growth and value securities.

               The Fund seeks to realize capital growth while managing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

               The  Fund  intends  to  manage  its  taxable   distributions   to
               shareholders in two ways:

               o First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

               o Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money manager believes it is appropriate. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND
------------------------


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment Strategies


               The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 30, 2003, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $287 billion to $1.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

               The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.


               The Fund intends to be fully invested at all times. The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND


      Non-Fundamental Investment Objective

               Seeks to provide long term capital growth.



      Principal Investment Strategies

               The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.


               The Fund invests in common stocks of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.


               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


               The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short term investments, including certain FRIC money market funds. In addition to investing in such short term investments, the Fund may use an overlay strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).


               The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

      An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The following table describes principal types of risks that the Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying Funds most likely to be affected by the risk. Other Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Underlying Funds as a whole. Please refer to the Fund's Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.



Risk Associated With                    Description                                            Relevant Fund
--------------------                    -----------                                            -------------

Multi-Manager Approach                  The investment styles employed by a Fund's money       Global Equity Fund
                                        managers may not be complementary. The interplay
                                        of the various strategies employed by a Fund's         (Underlying Funds:
                                        multiple money managers may result in a Fund           Tax-Managed Large Cap
                                        holding a concentration of certain types of            Quantitative Equity
                                        securities. This concentration may be beneficial       International Securities
                                        or detrimental to a Fund's performance depending       Emerging Markets)
                                        upon the performance of those securities and the
                                        overall economic environment. The multi-manager
                                        approach could result in a high level of portfolio
                                        turnover, resulting in higher Fund brokerage
                                        expenses and increased tax liability from a Fund's
                                        realization of capital gains


Tax-Sensitive Management                A Fund's tax-managed equity investment strategy may    Global Equity Fund
                                        not provide as high a return before consideration
                                        of federal income tax consequences as other mutual     (Underlying Funds:
                                        funds that are not tax-managed. A tax-sensitive        Tax-Managed Large Cap
                                        investment strategy involves active management and     Tax-Managed Mid & Small Cap)
                                        a Fund may, at times, take steps to postpone the
                                        realization of capital gains that other mutual
                                        funds that are not tax-managed may not. This may
                                        lead to a difference in pre-tax returns. At times,
                                        it may also be impossible to implement the
                                        tax-managed strategy if, for example, a Fund does
                                        not have any capital losses to offset capital gains.

Equity Securities                       The value of equity securities will rise and fall      Global Equity Fund
                                        in response to the activities of the company that
                                        issued the stock, general market conditions            (All Underlying Funds)
                                        and/ or  economic conditions.


o        Value Stocks                   Investments in value stocks are subject to risks       Global Equity Fund
                                        that (i) their intrinsic values may never be
                                        realized by the market or (ii) such stock may turn     (Underlying Funds:
                                        out not to have been undervalued.                      Tax-Managed Large Cap
                                                                                               International Securities)

o        Growth Stocks                  Growth company stocks may provide minimal dividends    Global Equity Fund
                                        which could otherwise cushion stock prices in a
                                        market decline. The value of growth company stocks     (Underlying Funds:
                                        may rise and fall significantly based, in part, on     Tax-Managed Large Cap
                                        investors' perceptions of the company, rather than     Tnternational Securities)
                                        on fundamental analysis of the stocks.



o        Market-Oriented Investments     Market-oriented investments are generally subject     Global Equity Fund
                                         to the risks associated with growth and value
                                         stocks.                                               (Underlying Funds:
                                                                                               Quantitative Equity
                                                                                               International Securities
                                                                                               Tax-Managed Large Cap
                                                                                               Tax-Managed Mid & Small Cap)

o        Securities of Small             Investments in smaller companies may involve          Global Equity Fund
         Capitalization Companies        greater risks because these companies generally
                                         have a limited track record. Smaller companies        (Underlying Fund:
                                         often have narrower markets and more limited          Tax-Managed Mid & Small Cap)
                                         managerial and financial resources than larger,
                                         more established companies. As a result, their
                                         performance can be more volatile, which may
                                         increase the volatility of a Fund's portfolio.

International Securities                 A Fund's return and net asset value may be            Global Equity Fund
                                         significantly affected by political or economic
                                         conditions and regulatory requirements in a           (Underlying Funds:
                                         particular country. Non-US markets, economies and     International Securities
                                         political systems may be less stable than US          Emerging Markets)
                                         markets, and changes in exchange rates of foreign
                                         currencies can affect the value of a Fund's
                                         foreign assets. Non-US laws and accounting
                                         standards typically are not as strict as they are
                                         in the US and there may be less public information
                                         available about foreign companies. Non-US
                                         securities markets may be less liquid and have
                                         fewer transactions than US securities markets.
                                         Additionally, international markets may experience
                                         delays and disruptions in securities settlement
                                         procedures for a Fund's portfolio securities.

o        Emerging Market Countries       Investments in emerging or developing markets         Global Equity Fund
                                         involve exposure to economic structures that are
                                         generally less diverse and mature, and to             (Underlying Fund:
                                         political systems which have less stability than      Emerging Markets
                                         those of more developed countries. These              International Securities)
                                         securities are particularly subject to a risk of
                                         default from political instability. Emerging
                                         market securities are subject to currency transfer
                                         restrictions and may experience delays and
                                         disruptions in securities settlement procedures
                                         for a Fund's portfolio securities. The volatility
                                         of emerging markets can be significantly higher
                                         than other equity asset classes.


Exposing Cash Reserves                   By exposing its cash reserves to an equity market     (All Underlying Funds)
to Equity Markets                        by purchasing equity securities and/or
                                         derivatives, a Fund's performance tends to
                                         correlate more closely to the performance of that
                                         market as a whole. However, the market performance
                                         of these instruments may not correlate precisely
                                         to the performance of a stock market. This
                                         approach increases a Fund's performance if the
                                         particular equity market rises and reduces a
                                         Fund's performance if the particular equity market
                                         declines.


Securities Lending                      If a borrower of a Fund's securities fails             Global Equity Fund
                                        financially, the Fund's recovery of the loaned
                                        securities may be delayed or the Fund may lose its     (All Underlying Funds)
                                        rights to the collateral which could result in a
                                        loss to a Fund.


                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

      The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for the Fund on an annual basis, with payment being made in mid-December.

Capital Gains Distributions

      The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year. The Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

      In addition, the Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of the Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check the Fund's distribution dates before you invest.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                      TAXES

      In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by the Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


      If you are an individual investor, a portion of the dividends you receive from the Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains and, in many cases, distributions from non-U.S. corporations.


      When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Fund makes no representation as to the amount or variability of the Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


      If you are a corporate shareholder, a portion of the dividends you receive from the Fund may qualify for the corporate dividends received deduction.


       Although the Tax-Managed Large Cap and the Tax-Managed Mid & Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either the Underlying Fund's or their money managers' control. Shareholder purchase and redemption activity, as well as the Underlying Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund may vary considerably from year to year.

      By law, the Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


      Additional information on these and other tax matters relating to the Fund and its shareholders are included in the section entitled "Taxes" in the Fund's Statement of Additional Information.


                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per Share is calculated for Shares of each Class of the Fund on each business day on which Shares are offered or redemption orders are tendered. For the Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. The Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

      The determination is made by appraising the Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities


      Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Market quotations for non-US securities may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board, occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


      Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

      The Fund offers multiple Classes of Shares in this Prospectus: Class E and Class S Shares.

      Class E Shares participate in the Fund's shareholder servicing plan. Under the shareholder servicing plan, the Fund's Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Fund's Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

      Class S Shares participate in neither the Fund's distribution plan nor the Fund's shareholder services plan.


      The Funds or FRIMCo each may pay Financial Intermediaries for administrative services provided by those Financial Intermediaries. FRIMCo may also pay Financial Intermediaries for distribution and/or other services. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Fund's Distributor with respect to Class E Shares of the Fund.


                             HOW TO PURCHASE SHARES

      Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

      For each of the Class E and Class S Shares, there is a $2,500 required minimum initial investment for each account in the Fund. The Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Fund's Statement of Additional Information.

      If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.




      The Fund reserves the right to reject any purchase order for any reason. Additionally, because short-term investments are inconsistent with the Fund's long-term strategy, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions is, in the opinion of the Fund, inconsistent with the Fund's strategy.

      You may purchase Shares through a Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Fund will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


      All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. The Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Fund of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Fund. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Fund, the Fund or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Fund to identify you. If the Fund or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

      Frequent Trading: The Fund does not knowingly permit market-timing. Do not invest in the Fund if you are a market-timer. The Fund is intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Fund. Short-term or excessive trading into and out of the Fund may harm the Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if the Fund is able to determine that you are engaging in this type of activity the Fund may at its sole discretion suspend or terminate your trading privileges. The Fund will use reasonable efforts to detect market timers, but may not be able to detect market timing in all types of accounts, such as accounts held through Financial Intermediaries. The Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.


Offering Dates and Times


      Orders must be received by the Fund or any authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.


Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Fund.

Automated Investment Program

      If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.


      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.


Systematic Exchange Program

      The Fund does not offer a systematic exchange program in view of its portfolio management strategy.

                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Fund will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

Redemption Dates and Times

      Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

      The Fund does not offer a systematic withdrawal program in view of its portfolio management strategy.

                         PAYMENT OF REDEMPTION PROCEEDS


      Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days of receipt of your request in proper form. The Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.


                  OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

      The Fund requires that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Fund to insure proper form. Generally, your instructions must include:

      o     The Fund name and account number

      o     Details related to the transaction including type and amount

      o     Signatures of all owners exactly as registered on the account

      o     Any supporting legal documentation that may be required

Responsibility for Fraud

      Neither the Fund nor its transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Fund or your Financial Intermediary send you. Contact your Financial
Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      The Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption In-Kind

      A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      Please make sure you promptly cash checks issued to you by the Fund. If you do not cash a dividend, distribution, or redemption check, the Fund will act to protect itself and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Fund will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

      The following financial highlights table is intended to help you understand the Fund's financial performance for at least the past 60 months (or, if the Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by [ ], whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

      The information in the following tables presents the Financial Highlights for the Funds' Class S Shares for the periods shown. No Class E Shares of the Fund were issued during the periods shown.


Tax Managed Global Equity Fund--Class S Shares

                                                                                              Fiscal
                                                                                            Year Ended
                                                                                            October 31,
                                                                                       2003      2002       2001        2000*
                                                                                       ----      ----       ----        -----

        Net Asset Value, Beginning of Period.......................................... [   ]     $  7.38    $ 9.77    $ 10.00
                                                                                                 -------    ------    -------

        Income From Operations
           Net investment income(a)(b)................................................ [   ]         .03       .02         .01
           Net realized and unrealized gain (loss).................................... [   ]       (1.06)   (2.39)       (.22)
                                                                                                  -------  -------    -------

              Total income from operations............................................ [   ]       (1.03)   (2.37)       (.21)
                                                                                                  -------  -------    -------


        Distributions
           From net investment income................................................. [   ]        (.02)    (.02)       (.02)
           From net realized gain..................................................... [   ]        (.06)       --          --
                                                                                                  -------  -------    -------


              Total distributions..................................................... [   ]        (.08)    (.02)       (.02)
                                                                                                  -------  -------    -------


        Net Asset Value, End of Period................................................ [   ]     $  6.27   $  7.38     $  9.77
                                                                                                 =======   =======     =======
        Total Return (%)(c)........................................................... [   ]     (14.10)   (24.27)      (2.12)

        Ratios/Supplemental Data:
           Net Assets, end of period (in thousands)................................... [   ]      29,968    34,661      26,802
           Ratios to average net assets (%):
              Operating expenses, net(d).............................................. [   ]         .00       .00         .00
              Operating expenses, gross(d)............................................ [   ]         .20       .20         .20
              Net investment income(c)................................................ [   ]         .39       .29         .06
           Portfolio turnover rate (%)................................................ [   ]       52.55     30.55       44.04

   * For the period January 31, 2000 (commencement of sale) to October 31, 2000.
   (a) Average month-end shares outstanding were used for this calculation.
   (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
   (c) Periods less than one year are not annualized. (d) The ratios for periods less than one year are annualized.


                            MONEY MANAGER INFORMATION


      The money managers have no affiliations with the Fund or the Fund's service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

      This section identifies the money managers for the Underlying Funds in which the Fund invests. A complete list of current money managers for the Funds can also be found at www.Russell.com.



                           Tax-Managed Large Cap Fund


          Kayne Anderson Rudnick Investment Management, LLC, 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067-4216

          John A. Levin & Co., Inc., One Rockefeller Plaza, 25th Floor, New York, NY 10020

          J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New York, NY 10036.

          Sands Capital Management, Inc., 1001 - 19th Street North, Suite 1450, Arlington, VA 22209



                          International Securities Fund


          Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


          AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY 10022.

          Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06863-6378.

          Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los Angeles, CA 90025.

          Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE England.

          Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.

          Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, DE 19801-1165.

          Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004.

          Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.

          The Boston Company Asset Management, LLC, One Boston Place, 14th Floor, Boston, MA 02108-4402.

                        Tax-Managed Mid & Small Cap Fund

          Geewax,  Terker & Company,  414 Old  Baltimore  Pike,  Chadds Ford, PA
          19317.

                            Quantitative Equity Fund


          Aronson+Johnson+Ortiz,   LP,  230  South  Broad  Street,  20th  Floor,
          Philadelphia, PA 19102.

          Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

          Franklin Portfolio Associates, LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

          Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

                              Emerging Markets Fund


          Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

          Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor, Cambridge MA 02138.

          Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London EC2A 2NY England.

          Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

          T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.


      When considering an investment in the Fund, do not rely on any information unless it is contained in this Prospectus or in the Fund's Statement of Additional Information. The Fund has not authorized anyone to add any information or to make any additional statements about the Fund. The Fund may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Fund or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Fund, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund. The annual report for the Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and of the SAI, and may request other information, by contacting your Financial Intermediary or the Fund at:

        Frank Russell Investment Company
        909 A Street
        Tacoma, WA  98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



FRANK RUSSELL INVESTMENT COMPANY
   Class E and S Shares:
   Tax-Managed Global Equity Fund



                             Distributor: Russell Fund Distributors, Inc.
                  Frank Russell Investment Company's SEC File No. 811-3153
                                                           36-08-084 (0304)


[Russell Logo]

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone 1-800-787-7354


                       STATEMENT OF ADDITIONAL INFORMATION
                                 Funds of Funds

                                  March 1, 2004



      Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.

      This Statement of Additional Information ("Statement") is not a Prospectus; this Statement should be read in conjunction with the Funds of Funds' Prospectuses, which may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

      Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

      This Statement incorporates by reference the Funds of Funds' Annual Reports to Shareholders for the year ended October 31, 2003. Copies of the Funds of Funds' Annual Reports accompany this Statement.

      This Statement describes the Class A, Class C, Class D, Class E and Class S Shares of the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds (collectively, the "LifePoints Funds") and the Class C, Class E and Class S Shares of the
Tax-Managed Global Equity Fund (together with the LifePoints Funds, the "Funds of Funds"), each of which invests in different combinations of other funds (the "Underlying Funds") which invests in different combinations of stocks, bonds and cash equivalents.

FUND                                 INCEPTION DATE              PROSPECTUS DATE
----                                 --------------              ---------------
Equity Aggressive Strategy*          September 30, 1997          March 1, 2004
Aggressive Strategy                  September 16, 1997          March 1, 2004
Balanced Strategy                    September 16, 1997          March 1, 2004
Moderate Strategy                    October 2, 1997             March 1, 2004
Conservative Strategy                November 7, 1997            March 1, 2004
Tax-Managed Global Equity            February 1, 2000            March 1, 2004

* On or about April 26, 1999, the Equity Balanced Strategy Fund was renamed the Equity Aggressive Strategy Fund.

The Underlying Funds in which the Funds of Funds currently invest commenced operations on the dates indicated below:

FUND                                                INCEPTION DATE
----                                                --------------
Diversified Equity Fund                             September 5, 1985
Special Growth Fund                                 September 5, 1985
Quantitative Equity Fund                            May 15, 1987
International Securities Fund                       September 5, 1985
Diversified Bond Fund                               September 5, 1985
Short Term Bond Fund                                October 30, 1981
Multistrategy Bond Fund                             January 29, 1993
Real Estate Securities Fund                         July 28, 1989
Emerging Markets Fund                               January 29, 1993
Tax-Managed Large Cap Fund*                         October 7, 1996
Tax-Managed Mid & Small Cap Fund**                  December 1, 1999

* On or about December 1, 1999, the Equity T Fund was renamed the Tax-Managed Large Cap Fund. ** On or about March 1, 2002, the Tax-Managed Small Cap Fund was renamed the Tax-Managed Mid & Small Cap Fund.

                                TABLE OF CONTENTS
                          [page numbers to be updated]

       CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION ARE
                 DEFINED IN THE GLOSSARY, WHICH BEGINS ON PAGE


                                                                            Page
STRUCTURE AND GOVERNANCE....................................................  1

   Organization and Business History........................................  1
   Shareholder Meetings.....................................................  1
   Controlling Shareholders.................................................  1
   Trustees and Officers....................................................  4

OPERATION OF FRIC........................................................... 10
   Service Providers........................................................ 10
   Consultant............................................................... 10
   Advisor and Administrator................................................ 10
   Money Managers........................................................... 12
   Approval of Investment Advisory Agreement................................ 13
   Distributor.............................................................. 15
   Custodian and Portfolio Accountant....................................... 15
   Transfer and Dividend Disbursing Agent................................... 16
   Order Placement Designees................................................ 16
   Independent Accountants.................................................. 16
   Codes of Ethics.......................................................... 16
   Plan Pursuant to Rule 18f-3.............................................. 19
   Distribution Plan........................................................ 19
   Shareholder Services Plan................................................ 20
   Underlying Fund Expenses................................................. 21
   Fund of Funds Operating Expenses......................................... 21
   Purchase, Exchange and Redemption of Fund of Funds Shares................ 22
   Sales Charge Waivers and Reductions...................................... 23
   Valuation of the Fund of Funds Shares.................................... 25
   Pricing of Securities.................................................... 26
   Proxy Voting Policies and Procedures
   Portfolio Turnover Rates of the Funds of Funds........................... 26
   Portfolio Transaction Policies of the Underlying Funds................... 26
   Brokerage Allocations.................................................... 26
   Brokerage Commissions.................................................... 27
   Yield and Total Return Quotations........................................ 28

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS OF FUNDS....... 31
   Investment Restrictions.................................................. 31

INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS................ 32
CERTAIN INVESTMENTS OF THE UNDERLYING FUNDS................................. 37
TAXES....................................................................... 55
MONEY MANAGER INFORMATION FOR UNDERLYING FUNDS.............................. 58
RATINGS OF DEBT INSTRUMENTS................................................. 62
FINANCIAL STATEMENTS........................................................ 66
GLOSSARY.................................................................... 67

                            STRUCTURE AND GOVERNANCE

      ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.


      FRIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Funds of Funds is nondiversified.

      FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares only to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

      FRIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Each of the Funds of Funds described in this Statement, other than the Tax-Managed Global Equity Fund, which only offers Shares of beneficial interest in the Class C, Class E and Class S Shares, offers Shares of beneficial interest in the Class A, Class C, Class D, Class E and
Class S Shares. The Class C, Class D and Class E Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class A and Class D Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. Unless otherwise indicated, "Shares" in this Statement refers to the Class A, Class C, Class D and Class E Shares of the LifePoints Funds and Class C, Class E and Class S Shares of the Tax-Managed Fund Global Equity Fund.



      Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

      Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

      SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

      CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.


      At January 31, 2004, the following shareholders owned 5% or more of any Class of any Fund of Funds' Shares:

[To be filed by amendment]


      At January 31, 2004, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund:

[To be filed by amendment]

      For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

      The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

      TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo") and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. There are also two Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

      The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are: (1) oversight of the Funds' accounting and financial reporting policies and practices and their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Mmes. Kristianne Blake and Eleanor W. Palmer and Messrs. Raymond P. Tennison, Jr. and Daniel P. Connealy, each of whom is an independent Trustee. For the fiscal year ending October 31, 2003, the Audit Committee held five meetings. FRIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee reviews the maintenance of the Funds' records and the safekeeping arrangements of FRIC's custodian, reviews both the audit and non-audit work of FRIC's independent auditors, submits a recommendation to the Board as to the selection of independent auditors, and pre-approves (i) all audit and non-audit services to be rendered by the auditors for FRIC, (ii) all audit services provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, relating to the operations and financial reporting of FRIC, and (iii) all non-audit services relating to the operations and financial reporting of FRIC, provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, by any auditors with an ongoing relationship with FRIC.

      The primary  functions of the Nominating and Governance  Committee are to:
(1) nominate individuals who are not interested persons of FRIC for independent Trustee membership on the Board; (2) evaluate and review the composition and performance of the Board; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. Paul E. Anderson, William E. Baxter and Lee C. Gingrich and Ms. Julie W. Weston, each of whom is an independent Trustee. For the fiscal year ending October 31, 2003, the Nominating and Governance Committee held five meetings.

      FRIC paid $741,323 in the aggregate for the fiscal year ended October 31, 2003 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees in addition to any travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

       The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.




                                                                                                    No. of
                               Position(s)                                                       Portfolios in
                                Held With                                                        Russell Fund          Other
                                 Fund and                            Principal Occupation(s)        Complex        Directorships
         Name, Age,             Length of                                   During the            Overseen by         Held
          Address              Time Served      Term of Office             Past 5 Years             Trustee        by Trustee
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

  INTERESTED TRUSTEES and
     INTERESTED TRUSTEE
          EMERITUS

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*George F. Russell, Jr.,       Trustee         Appointed until       oDirector Emeritus, FRC          35        None
Born July 3, 1932              Emeritus        successor             oChairman Emeritus,
                               and             is duly elected          FRIC and RIF
909 A Street                   Chairman        and qualified         oChairman Emeritus, Frank Russell
Tacoma, Washington             Emeritus                                  Securities, Inc.,
98402-1616                     since 1999                                Russell
                                                                         20/20 Association
                                                                         Frank Russell Trust
                                                                         Company
                                                                      oDirector Emeritus
                                                                         FRIMCo
                                                                      oFrom 1984 to December
                                                                         1998, Chairman of the
                                                                         Board of FRIC and RIF

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*Lynn L. Anderson,             Trustee         Appointed until       oVice Chairman, FRC              35        o   Trustee, The
Born April 22, 1939            since 1987      successor             oChairman of the Board,                        SSgA Funds
                                               is duly elected          Trustee, FRIC and RIF                       (investment
909 A Street                                   and qualified         oCEO and Chairman of                           company)
Tacoma, Washington                                                      the Board, Russell
98402-1616                                                              Fund Distributors, Inc.
                               Chairman of     Until successor is       and FRIMCo
                               the Board       chosen and            oTrustee, President
                               since 1999      qualified by             and Chairman of the
                                               trustees                 Board, SSgA Funds
                                                                        (investment company)
                                                                     oDirector and Chairman
                                                                        of the Board, Frank
                                                                        Russell Trust Company
                                                                     oDirector, Frank Russell
                                                                        Investments (Ireland)
                                                                        Limited and Frank
                                                                        Russell Investments
                                                                        (Cayman) Ltd.
                                                                      o Until October, 2002,
                                                                        President and CEO,
                                                                        FRIC and RIF

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------


----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
                                                                                                     No. of
                                                                                                   Portfolios
                                 Position(s)                                                           in
                                 Held With                                                        Russell Fund        Other
                                 Fund and                             Principal Occupation(s)       Complex       Directorships
         Name, Age,              Length of                                  During the            Overseen by       by Trustee
           Address               Time Served      Term of Office            Past 5 Years             Trustee          Held

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

         INTERESTED
        TRUSTEES and
     INTERESTED TRUSTEE
          EMERITUS

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*Michael J.A. Phillips,        Trustee         Appointed until       o1990 - 2003, President, FRC     35        None
Born January 20, 1948          Since 2002      successor is duly     o1993 - 2003, CEO, FRC
                                               elected and           oChairman of the
                                               qualified.
909 A Street                                                            Board and
Tacoma, Washington                                                      Director, FRC
98402-1616                                                           o  Trustee, FRIC and RIF
                                                                     o  Director, FRTC and
                                                                        Frank Russell Capital
                                                                        Inc.
                                                                     o  Director/Chairman,
                                                                        Frank Russell
                                                                        Investments
                                                                        (Delaware), Inc.
                                                                     o  Director, Chairman of
                                                                        The Board and
                                                                        President, Russell
                                                                        20/20 Association
                                                                     o  Director, Frank Russell
                                                                        Company Pty.
                                                                        Limited, Frank Russell
                                                                        Japan Co., Ltd.,
                                                                        Frank Russell
                                                                        Investments (Suisse),
                                                                        S.A., and Frank
                                                                        Russell Company Limited



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                                 Position(s)                                                        No. of
                                  Held With                                                     Portfolios in
                                  Fund and                                                       Russell Fund           Other
                                  Length of                         Principal Occupation(s)        Complex          Directorships
                                    Time                                  During the             Overseen by            Held
      Name, Age, Address           Served      Term of Office            Past 5 Years              Trustee          by Trustee
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

     INDEPENDENT TRUSTEES
        and INDEPENDENT
       TRUSTEE EMERITUS


-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Paul E. Anderson,                 Trustee      Appointed until     o1996 to present,                  35             None
Born October 15, 1931             since 1984   successor is           President, Anderson
                                               duly
                                               elected and            Management Group LLC
909 A Street                                   qualified              (private investments
Tacoma, Washington                                                    consulting)
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Paul Anton, Ph.D.,                Trustee      Appointed until     oRetired since 1997                35             None
Born December 1, 1919             Emeritus     successor is        oTrustee of FRIC and RIF
                                               duly
                                  since        elected and            until 2002
909 A Street                      2003         qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------





                                  Position(s)                                                       No. of
                                  Held With                                                      Portfolios in
                                   Fund and                                                      Russell Fund
                                  Length of                         Principal Occupation(s)         Complex           Other
                                     Time                                  During the             Overseen by    Directorships Held
      Name, Age, Address            Served      Term of Office            Past 5 Years              Trustee        by Trustee
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

     INDEPENDENT TRUSTEES
        and INDEPENDENT
       TRUSTEE EMERITUS


-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
William E. Baxter,                Trustee      Appointed until     oRetired since 1986                35             None
Born June 8, 1925                 since 1984   successor is
                                               duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Kristianne Blake,                 Trustee      Appointed until     oPresident, Kristianne             35          oTrustee
Born January 22, 1954             since 2000   successor is           Gates Blake, P.S.                              WM Group
                                               duly
                                               elected and            (accounting services)                          of Funds
909 A Street                                   qualified                                                             (investment
Tacoma, Washington                                                                                                   company);
98402-1616                                                                                                        oDirector,
                                                                                                                     Avista Corp
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Daniel P. Connealy                Trustee      Appointed until     o2001 - 2003, Vice President and   35          o  Director,
Born June 6, 1946                 since        successor is           Chief Financial                                Gold Banc
                                  April 2003   duly                   Officer, Janus Capital                         Corporation,
909 A Street                                   elected and            Group Inc.                                     Inc.
Tacoma, Washington                             qualified           o1979 - 2001, Audit and Accounting
98402-1616                                                            Partner,
                                                                      PricewaterhouseCoopers
                                                                      LLP
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Lee C. Gingrich,                  Trustee      Appointed until     oRetired since 1995                35             None
Born October 6, 1930              since 1984   successor is
                                               duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Eleanor W. Palmer,                Trustee      Appointed until     oRetired since 1981                35             None
Born May 5, 1926                  since 1984   successor is
                                               duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Raymond P. Tennison, Jr.          Trustee      Appointed until     oCurrently, President,             35             None
Born December 21, 1955            since 2000   successor is           Simpson Investment
                                               duly
                                               elected and            Company and several
909 A Street                                   qualified              additional subsidiary
Tacoma, Washington                                                    companies, including
98402-1616                                                            Simpson Timber Company,
                                                                      Simpson Paper Company
                                                                      and Simpson Tacoma
                                                                      Kraft Company
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Julie W. Weston,                  Trustee      Appointed until     o  Retired since 2000              35             None
Born October 2, 1943              since 2002   successor is         o 1987 to 2000,
                                               duly                            Arbitrator,
                                               elected and            The American Arbitration
                                               qualified              Association Commercial
                                                                      Panel
                                                                    o 1995 to 1999, Hearing
                                                                      Officer, University of
                                                                      Washington
                                                                    o 1987 to 2002, Director,
                                                                      Smith Barney
                                                                      Fundamental Value Fund




                                  Position(s) Held                                       Principal Occupation(s)
          Name, Age,            With Fund and Length                                            During the
           Address                 of Time Served       Term of Office                         Past 5 Years
------------------------------- ---------------------- ------------------ -------------------------------------------------------

           OFFICERS

------------------------------- ---------------------- ------------------ -------------------------------------------------------
------------------------------- ---------------------- ------------------ -------------------------------------------------------
Leonard P. Brennan,             President and Chief    Until successor    o President and CEO, FRIC
Born October 11, 1959           Executive Officer      is chosen and      o President and CEO, RIF
                                since 2002             qualified by       o Director, Russell Fund Distributors, Inc., Frank
909 A Street                                           Trustees             Russell Company, S.A., Frank Russell Investments
Tacoma, Washington                                                          (Singapore) Private Limited and Frank Russell
98402-1616                                                                  Investments (UK) Limited
                                                                              o  Director, President and CEO, FRIMCo
                                                                              o  Director and COO, Frank Russell Company
                                                                                  Limited and Russell Systems Limited
                                                                              o  President, Russell Insurance Agency, Inc.
                                                                              o  1999 to present, Managing Director of
                                                                                 Individual Investor Services of FRC

------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
Mark E. Swanson,                Treasurer and Chief     Until successor    o Treasurer and Chief Accounting Officer, FRIC and
Born November 26, 1963          Accounting Officer      is chosen and        RIF 1998 to present
                                since 1998              qualified by       o Director, Funds Administration, FRIMCo and Frank
                                                        Trustees             Russell Trust Company
909 A Street                                                               o Treasurer, SSgA Funds (investment company);
Tacoma, Washington                                                         o Manager, Funds Accounting and Taxes, Russell Fund
98402-1616                                                                   Distributors, Inc.
                                                                           o April 1996 to August 1998, Assistant  Treasurer,
                                                                             FRIC and RIF; November 1995 to July 1998, Assistant
                                                                             Secretary,  SSgA Funds; February 1997 to July
                                                                             1998, Manager, Funds Accounting and Taxes, FRIMCo
------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
Randall P. Lert,                 Director of            Until removed by  o Director of Investments, FRIC and RIF
Born October 3, 1953             Investments since      Trustees          o Chief Portfolio Strategist, FRIMCo
                                 1991                                     o Chief Investment Officer, Frank Russell Trust
                                                                            Company
909 A Street                                                              oDirector, FRIMCo and Russell Fund Distributors, Inc.
Tacoma, Washington
98402-1616
------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
------------------------------- ---------------------- ------------------ -------------------------------------------------------
Karl J. Ege,                     Secretary and          Until removed by  o Secretary and General Counsel, FRIC, RIF, FRIMCo, Frank
Born October 8, 1941             General Counsel        Trustees            Russell Trust Company and Russell Fund
                                 since 1994                                 Distributors, Inc.
909 A Street                                                              o Director, Secretary and General Counsel, Frank Russell
Tacoma, Washington                                                          Capital Inc.
98402-1616                                                                o Director and Secretary, Russell 20-20 Association
------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
Mark D. Amberson,                Director of            Until removed by  o Director of Short-Term Investment Funds, FRIC, RIF,
Born July 20, 1960               Short-Term             Trustees            FRIMCo and Frank Russell Trust Company
                                 Investment Funds                         o From 1991 to 2001, Portfolio Manager, FRIC, RIF,
909 A Street                     since 2001                                 FRIMCo and Frank Russell Trust Company
Tacoma, Washington
98402-1616
------------------------------- ---------------------- ------------------ -------------------------------------------------------


                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003


                                                                                                           TOTAL COMPENSATION
                                    AGGREGATE          PENSION OR RETIREMENT      ESTIMATED ANNUAL       FROM FRIC AND RUSSELL
                                   COMPENSATION        BENEFITS ACCRUED AS          BENEFITS UPON             FUND COMPLEX
INTERESTED TRUSTEES and             FROM FRIC         PART OF FRIC EXPENSES          RETIREMENT             PAID TO TRUSTEES
------------------------            ---------         ---------------------          ----------             ----------------
INTERESTED TRUSTEE EMERITUS

Lynn L. Anderson                    $   0                      $ 0                       $ 0                     $   0
Michael J. Phillips                 $   0                      $ 0                       $ 0                     $   0
George F. Russell, Jr.              $   0                      $ 0                       $ 0                     $   0

INDEPENDENT TRUSTEES and
INDEPENDENT TRUSTEE EMERITUS
Paul E. Anderson                  $______                      $ 0                       $ 0                   $______
Paul Anton, PhD.*                 $______                      $ 0                       $ 0                   $______
William E. Baxter                 $______                      $ 0                       $ 0                   $______
Kristianne Blake                  $______                      $ 0                       $ 0                   $______
Daniel P. Connealy**              $______                      $ 0                       $ 0                   $______
Lee C. Gingrich                   $______                      $ 0                       $ 0                   $______
Eleanor W. Palmer                 $______                      $ 0                       $ 0                   $______
Raymond P. Tennison, Jr.          $______                      $ 0                       $ 0                   $______
Julie W. Weston                   $______                      $ 0                       $ 0                   $______



* Dr. Anton was elected  Trustee  Emeritus  effective  December 31, 2002.

** Mr. Connealy was elected to the Board of Trustees on April 24, 2003.


                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003

                                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                                SECURITIES IN ALL REGISTERED
                                                                                                INVESTMENT COMPANIES OVERSEEN
                                                                                                 BY TRUSTEES IN RUSSELL FUND
                                                 DOLLAR RANGE OF EQUITY                                    COMPLEX
INTERESTED TRUSTEES and                     SECURITIES IN EACH FUND OF FUNDS
INTERESTED TRUSTEE EMERITUS

Lynn L. Anderson
Michael J. Phillips
George F. Russell, Jr.

INDEPENDENT TRUSTEES and
INDEPENDENT TRUSTEE EMERITUS

Paul E. Anderson
Paul Anton, Ph.D.
William E. Baxter
Kristianne Blake
Daniel P. Connealy
Lee C. Gingrich
Eleanor W. Palmer
Raymond P. Tennison, Jr.
Julie W. Weston





                                OPERATION OF FRIC


     SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

   Consultant and Trade Placement Agent     Frank Russell Company

   Advisor, Administrator, Transfer and     Frank Russell Investment Management
        Dividend Disbursing Agent               Company

   Money Managers for the                   Multiple professional discretionary
        Underlying Funds                         investment management
                                                 organizations

   Custodian and Portfolio Accountant       State Street Bank and Trust Company

      CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, and trade placement services to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

      FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and certain of its wholly owned subsidiaries, (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture and (iii) trade placement services on behalf of FRIMCo and other wholly-owned subsidiaries.


      As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

      FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, asset distribution and estate preservation. Products include permanent and term life insurance, disability income insurance, long-term care insurance and annuity plans for personal, business, estate planning and pension markets; trust services; mutual funds and other securities.


      ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and Underlying Funds. FRIMCo, with the assistance of FRIC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers (in the case of the Underlying Funds) and custodian. FRIMCo also develops the investment programs for each Fund and Underlying Fund, selects money managers for the Underlying Funds (subject to approval by the Underlying Funds' Board), allocates Underlying Fund assets among money managers, oversees the money managers and evaluates their results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. (See, "Investment Policies of the Underlying Funds -- Cash Reserves.") FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manager to another.

      FRIMCo also acts as FRIC's transfer agent and dividend disbursing agent. FRIMCo, as agent for FRIC, pays the money managers' fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.


      Each of the Funds pays an advisory fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds.


      The following Funds of Funds paid FRIMCo the listed advisory fees (gross of reimbursement and/or waivers) for the fiscal years ended October 31, 2003, 2002 and 2001, respectively.

                 Funds of Funds            10/31/03     10/31/02      10/31/01
                 --------------            --------     --------      --------
      Equity Aggressive Strategy Fund                   $             $
                                                          547,141       561,810
      Aggressive Strategy Fund                            825,789       692,186
      Balanced Strategy Fund                            1,336,379     1,021,159
      Moderate Strategy Fund                              283,844       185,220
      Conservative Strategy Fund                          141,760        65,074
      Tax-Managed Global Equity Fund                      101,045        86,448

      While FRIMCo will perform investment advisory services for the Funds of Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each Fund of Funds, and periodically adjusting the percentages and the Underlying Funds), FRIMCo has waived and/or reimbursed its advisory fees since each Fund of Funds' inception and has contractually agreed to continue the waiver of advisory fees through _________________, 2005. Advisory fees do not vary among classes of Shares. Since November 2000, administrative fees for each Fund of Funds are borne by the Underlying Funds in accordance with the Funds' Special Servicing Agreements. For the fiscal years ended October 31, 2003 2002 and 2001, respectively, FRIMCo waived fees in the following amounts: Equity Aggressive Strategy Fund: $___________, $547,141 and $561,810; Aggressive Strategy Fund: $________________, $825,789 and $692,186; Balanced Strategy Fund:
$___________.    $1,336,379   and    $1,021,159;    Moderate    Strategy   Fund:
$________________   $283,844   and   $185,220;   Conservative   Strategy   Fund:
$______________,  $141,760  and $65,074;  and  Tax-Managed  Global  Equity Fund:
$______________, $101,045 and $86,448. FRIMCo paid no reimbursements to any Fund of Funds for the fiscal years ended October 31, 2001, 2002 and 2003. Each of the Funds of Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a Fund of Funds will also bear a proportionate part of the combined advisory and administrative fees paid by an Underlying
Fund, those fees paid are based upon the services received by the respective Underlying Fund.

      The Underlying Funds in which the Funds of Funds currently invest paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2003, 2002 and 2001, respectively:

                                     10/31/03       10/31/02        10/31/01
      Diversified Equity                           $9,254,865      $10,536,406
      Special Growth                                6,221,205        6,777,311
      Quantitative Equity                           9,943,216       10,980,154
      International Securities                      8,363,529        9,345,463
      Diversified Bond                              3,569,206        3,358,849
      Short Term Bond                               2,619,949        2,012,394
      Multistrategy Bond                            4,233,397        4,104,822
      Real Estate Securities                        5,707,148        5,750,916
      Emerging Markets                              3,889,017        3,954,721
      Tax-Managed Large Cap                         3,386,483        4,239,472
      Tax-Managed Mid & Small Cap                   1,024,572        1,111,853
      Tax Exempt Bond                                 551,526          483,580
      Tax Free Money Market                           440,241          444,583

      FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Underlying Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets.

      The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.

      For the fiscal years ended October 31, 2001, 2002 and 2003, FRIMCo did not waive any portion of its combined advisory and administrative fees. For the fiscal years ended October 31, 2001, 2002 and 2003, the Fund paid fees equal to $4,104,822, $4,233,397 and $_________________, respectively.

      For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until _______________, 2005, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed _____% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $313,137, $283,457 and $_________________ for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. There was no reimbursement for the fiscal years ended October 31, 2001, 2002 or 2003. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $798,716, $741,115 and $____________ for the fiscal years ended October 31, 2001, 2002 and 2003, respectively.

      For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until ________________, 2005, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed _____% of average daily net assets of that Fund on an annual basis. Until February 28, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $575,014, $965,164 and $______________ for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. There was no reimbursement for expenses over the cap in the fiscal years ended October 31, 2001, 2002 and 2003. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,437,380, $1,654,785 and $____________ for the fiscal years ended October 31, 2001, 2002 and 2003, respectively.

      FRIMCo is a wholly owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

      MONEY MANAGERS. The money managers of the Underlying Funds have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

      From its advisory fees received from the Underlying Funds, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2001, 2002 and 2003, management fees paid to the money managers of the Underlying Funds were:




                                                                                      Annual rate
                      Fund                   $Amount Paid                    (as a % of average daily net
                      ----                   ------------                    ----------------------------
                                                                                        assets)
                                 2003            2002            2001           2003       2002      2001
                                 ----            ----            ----           ----       ----      ----
Diversified Equity                            $2,441,455       $2,752,388                 0.21%     0.21%
Special Growth                                 2,665,772        2,831,559                 0.41%     0.40%
Quantitative Equity                            2,211,770        2,632,544                 0.18%     0.19%
International Securities                       2,939,076        3,473,692                 0.34%     0.36%
Diversified Bond                                 456,791          434,847                 0.06%     0.06%
Short Term Bond                                  901,066          725,336                 0.17%     0.18%
Multistrategy Bond                               888,885          907,674                 0.14%     0.14%
Real Estate Securities                         1,772,730        1,725,449                 0.27%     0.26%
Emerging Markets                               1,749,735        1,994,655                 0.54%     0.61%
Tax-Managed Large Cap                          1,145,352        1,426,055                 0.25%     0.25%
Tax-Managed Mid & Small Cap                      424,207          462,099                 0.42%     0.43%
Tax Exempt Bond                                  332,285          293,119                 0.21%     0.21%
Tax Free Money Market                            136,779          138,703                 0.08%     0.08%


      Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker- dealer affiliates.

      APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager of the Underlying Funds at a meeting held on February 25, 2003. In connection with this annual review, the Board, with the advice and assistance of independent counsel, received and considered information and reports relating to the services provided to the Funds by FRIMCo (and its affiliates) and each Money Manager of the Underlying Funds.


    In evaluating the advisory agreement with FRIMCo and the portfolio management contracts with the Money Managers of the Underlying Funds, the Board considered that the Funds and Underlying Funds, in employing a manager of managers method of investment for each Underlying Fund, operate in a manner that is distinctly different in several fundamental respects from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. All Underlying Funds, other than the Tax-Managed Mid & Small Cap Fund which, in light of its investment strategies, is currently managed only by a single Money Manager (the "Single Manager Fund"), have multiple Money Managers.

      The Board considered that, under the advisory agreement, FRIMCo, rather than the Money Managers, is responsible for determining, implementing and maintaining the investment program for each Underlying Fund. The Board also considered that FRIMCo is responsible for determining the allocation of the assets of the Funds among the Underlying Funds. Assets of each Underlying Fund have been allocated among multiple Money Managers other than the assets of Tax-Managed Mid & Small Cap Fund which have been allocated to a single Money Manager.


      FRIMCo is responsible for selecting Money Managers for each Underlying Fund and determining allocations and reallocations of assets among the Money Managers. Each Money Manager for an Underlying Fund functions in the role of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending to the Board whether portfolio management contracts should be renewed, modified or terminated. FRIMCo is responsible for recommending to the Board the restructuring of Underlying Fund segments and the addition of new Money Managers or replacement of existing Money Managers when, based on its research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of each Money Manager and to combine the investment activities of each in a complementary manner. FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Managers of the same Underlying Fund. Moreover, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by FRIMCo in the Underlying Fund's investment activities and any constraints placed upon their selection of portfolio securities. The overall performance of each Fund and Underlying Fund therefore reflects in great part the performance of FRIMCo in designing the Underlying Fund's investment program, structuring Underlying Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund. FRIMCo determines the strategic allocation of Fund assets among Underlying Funds using its asset allocation technologies and risk, return and correlation data.

      The Board also considered that the prospectuses of the Funds and Underlying Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund and Underlying Fund, rather than the investment selection role of the Underlying Fund's Money Managers, and describe the manner in which the Funds and Underlying Funds operate so that investors may take such information into account when deciding to purchase shares of any Fund.

      In addition to these general factors relating to the manager of managers structure of the Underlying Funds, the Trustees, in evaluating the renewal of the advisory agreement considered, with respect to each Fund and Underlying Fund, various specific factors, including the following:

      1. The nature, scope and quality of the services provided to the Fund and Underlying Fund by FRIMCo;

      2. Information as to the performance of each Fund and Underlying Fund in comparison to investment companies not managed by FRIMCo believed to be generally comparable in investment objectives and size to such Fund or Underlying Fund ("Comparable Funds") over varying periods of time taking into account, for each Fund or Underlying Fund, the particular objectives of the manager of managers structure utilized by FRIC;

      3. The advisory fee paid by the Fund or Underlying Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees paid to any Money Managers of such Underlying Fund;

       4. Other fees and benefits received by FRIMCo or its affiliates from the Fund or Underlying, including administrative, cash management and securities lending fees;

       5.  Information as to investment advisory fees paid to Comparable Funds;

       6. Information concerning the expense ratio of the Fund or Underlying Fund and expense ratios of Comparable Funds, taking into account for the Fund or Underlying Fund the general impact of a manager of managers structure upon expenses;

       7. The profitability that FRIMCo derives from its mutual fund operations generally and from each Fund and Underlying Fund;

       8. Any measures identified or under consideration by FRIMCo to improve Fund and Underlying Fund performance;

       9. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's and Underlying Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund and Underlying Funds; and

       10. With respect to each Fund and Underlying Fund, the special expertise of FRIMCo with respect to the manager of managers fund structure of such Fund or Underlying Fund and the likelihood that, at the current expense ratio of such Fund or Underlying Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers strategy of the Fund and Underlying Funds.

      Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement and each of the portfolio management contracts would be in the best interests of each Fund and its shareholders and each Underlying Fund and, on that basis, approved their renewals.



      DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds of Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund of Funds shares. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.



      CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

       Custody:

       Domestic Custody (Underlying Funds)
       -----------------------------------
       o   $3,000 per portfolio per fund; and
       o First $10 billion in average daily net assets - 0.75%, o Over $10 billion - 0.65%.



       Global Custody (Underlying Funds)
           o First $500 million in month end net assets - 0.11% - 0.35% depending on the geographic classification of the investments in the international funds;
           o Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds; and
           o a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds.

       All Custody (Underlying Funds)
           o Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction;
           o Futures and Options charges range from
             $8.00 - $25.00;
           o Monthly  pricing fees of $375.00 per portfolio and
             $6.00 - $11.00 per security;
           o On-line  access charges of $2,500 per
             fund;  and
           o Reimbursement  of  out-of-pocket   expenses  including
             postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. Portfolio transaction charges for the Funds of Funds are equal to $5.00 each. In addition, interest earned on cash reserves will be used to offset the Funds of Funds' and Underlying Funds' custodian expense, as applicable.

       Fund Accounting:


       Domestic Fund Accounting (Underlying Funds)

           o $10,000 per portfolio;  and
           o 0.015% of average daily net assets.

       International Fund Accounting (Underlying Funds) o $24,000 per portfolio per year; and o 0.03% of month end net assets.


       Funds of Funds Account
       ----------------------
     o    $12,000 per portfolio; and
     o Yield calculation services Funds of Funds and Underlying Funds - $4,200 per fixed income fund.


       Tax accounting services
     o $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund.

     The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.


       Domestic Fund Accounting Underlying Funds and Funds of Funds -- in addition to the charges listed above, the Underlying Funds and the Funds of Funds pay multiple class charges as follows:


           o 2-3 classes, $1,250 per month, per class or $15,000 annually per class; greater than 3 classes, $850 per month, per class or $10,200 annually per class.


      TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service FRIMCo is paid a per-account fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts, systems capabilities and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCo is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. The Funds of Funds' investments in the Underlying Funds will not be charged a fee. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

      ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.


      INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

      CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.



                                                                                                       Does the code contain
                                      Personal investing       Are investments in securities owned      all of the required
         MONEY MANAGER                     allowed?             by the advised sub-trust allowed?      Rule 17j-1 provisions?

AEW Management and Advisors,      Yes                         No                                      Yes
L.P.

Alliance Capital Management       Yes                         Yes, but not in securities with         Yes
L.P. through its Bernstein                                    pending or possible client buy or
Investment Research and                                       sell orders
Management Unit

AQR Capital Management, LLC       Yes                         Yes, but not in securities on a         Yes
                                                              restricted list

Ark Asset Management Co., Inc.    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders

Aronson+Johnson+Ortiz, LP         Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders

Arrowstreet Capital, Limited      Yes                         Yes                                     Yes
Partnership

Axiom International Investors     Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders

Barclays Global Fund Advisors     Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders and certain blackouts
                                                              apply to securities of Barclays PLC
                                                              and securities underwritten by
                                                              Barclays affiliates

The Boston Company Asset          Yes                         Yes, but not in securities with         Yes
Management, LLC                                               pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not purchase securities issued by
                                                              financial services organizations

Capital International, Inc.       Yes                         Yes                                     Yes

CapitalWorks Investment           Yes                         Yes, but not in securities with         Yes
Partners, LLC                                                 pending or possible client buy or
                                                              sell orders
David J. Greene and Company, LLC  Yes                         Yes                                     Yes

Delaware International Advisers   Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders

Delaware Management Company, a    Yes                         Yes, but not in securities with         Yes
series of Delaware Management                                 pending or possible client buy or
Business Trust                                                sell orders

Delphi Management, Inc.           Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders

Fidelity Management & Research    Yes                         Yes, but cannot purchase closed-end     Yes
Company                                                       funds for which Fidelity performs
                                                              pricing and bookkeeping, securities
                                                              of certain broker-dealers or
                                                              interests in hedge funds and
                                                              investment clubs
Foreign & Colonial Emerging       Yes                         Yes, cannot purchase securities on a    Yes
Markets Limited                                               restricted list

Frank Russell Investment          Yes                         Yes, but not in securities with         Yes
Management Company                                            pending or possible client buy or
                                                              sell orders

Franklin Portfolio Associates,    Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not invest in securities of
                                                              financial services organizations

Geewax, Terker & Company          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders

Genesis Asset Managers Limited    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders

Goldman Sachs Asset Management,   Yes                         Yes, but not in securities with         Yes
L.P.                                                          pending or possible client buy or
                                                              sell orders
INVESCO Realty Advisors, a        Yes                         Yes, but not in securities on a         Yes
division of INVESCO                                           restricted list
Institutional (N.A.), Inc.

Jacobs Levy Equity Management,    Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders

John A. Levin & Co., Inc.         Yes                         Yes, subject to blackout periods        Yes

J.P. Morgan Investment            Yes                         Yes, but not in securities with         Yes
Management Inc.                                               pending or possible client buy or
                                                              sell orders

Lincoln Capital Fixed Income      Yes                         Yes, but not in securities with         Yes
Management Company, LLC                                       pending or possible client buy or
                                                              sell orders

Marsico Capital Management        Severely restricts personal No                                      Yes
Company, LLC                      trading except for certain
                                  specific  transactions such as the purchase of
                                  mutual fund shares, commercial paper, etc.

Marvin & Palmer Associates, Inc.  Yes                         Yes                                     Yes

Mastholm Asset Management, LLC    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders

Merganser Capital Management      Yes                         Yes, but may not enter into             Yes
L.P.                                                          transactions that may result in
                                                              conflicts of interest with clients

MFS Institutional Advisors, Inc.  Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders

Montag & Caldwell, Inc.           Yes                         Yes, but not in securities on a         Yes
                                                              restricted stock list

Morgan Stanley Investments, LP    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders

Oechsle International Advisors,   Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders

Pacific Investment Management     Yes, but must use a         Yes, but not in securities with         Yes
Company, LLC                      registered broker for       pending or possible client buy or
                                  transactions in publicly    sell orders
                                  traded securities

Roxbury Capital Management, LLC   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders

RREEF America L.L.C.              Yes                         Yes, but transactions in securities     Yes
                                                              with pending or possible client buy
                                                              or sell orders require prior approval

Sands Capital Management, Inc.    Yes                         Yes, subject to blackout periods        Yes

STW Fixed Income Management       Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders

Suffolk Capital Management, LLC   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders or in securities of which
                                                              10% or more are held in portfolios
                                                              managed by Suffolk

TimesSquare Capital Management,   Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders

T.  Rowe  Price  International,  Yes                          Yes,  but not in  securities  with Inc. Yes
                                                              pending or possible client buy or
                                                              sell orders

Turner Investment Partners, Inc.  Yes                         Yes, but not in securities in which     Yes
                                                              the adviser has a long or short
                                                              position or with pending or possible
                                                              client buy or sell orders




      PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. The Board has taken the following actions:

     o At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund").

     o At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds.

     o On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes.

     o On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and the Tax-Managed Global Equity Fund.

     o On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds.

     o On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund, (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge.

     o On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund.

     o On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class I and Class Y to each of the Real Estate Securities and Short Term Bond Funds.

     o On October 8, 2002, the Board amended the Rule 18f-3 Plan to create Class A, Class B and Class C Shares of the Russell Multi-Manager Principal Protected Fund

     o On November 25, 2002, the Board amended the Rule 18f-3 Plan with respect to all FRIC Funds, other than the Russell Multi-Manager Principal Protected Fund, to remove the Class A Shares from the Shareholder Services Plan and to add the Class A Shares to the 12b-1 Distribution Plan.

      For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.


      DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with
Rule 12b-1. Each Fund of Funds has adopted a distribution plan (the "Distribution Plan") in accordance with the Rule.


      In adopting the Distribution Plan for each Fund of Funds, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Fund of Funds and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan for each Fund of Funds, the Distributor, as the Funds of Funds' principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Funds of Funds by enabling those Funds of Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Fund of Funds would have.


     For each Fund of Funds, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class B, Class C and Class D Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class A, Class B, Class C or Class D Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

      For each Fund of Funds, the  Distribution  Plan provides that each Fund of

Funds may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class B, Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class A, Class B, Class C and Class D Shares of such Fund of Funds. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund of Funds or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Fund of Funds present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund of Funds are present or represented by proxy (a "1940 Act Vote") and a vote of the Trustees, including a majority of the Independent Trustees. For the Funds of Funds, the Distribution Plan does not provide for those Funds of Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Fund of Funds, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund of Funds or (ii) a 1940 Act Vote.

      Under the Distribution Plan, the Funds of Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Fund of Funds Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

      Under the Distribution Plan, the following Funds of Funds' Class C and Class D Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2003, 2002 and 2001 (these amounts were for compensation to dealers):

Funds of Funds                                    Class C       Class D       Class C      Class D       Class C       Class D
--------------                                    -------       -------       -------      -------       -------       -------
                                                  10/31/03      10/31/03     10/31/02      10/31/02      10/31/01      10/31/01
                                                  --------      --------     --------      --------      --------      --------
Equity Aggressive Strategy Fund                                              $351,730       $64,302      $320,406      $32,589
Aggressive Strategy Fund                                                      721,358        89,064       563,844       31,529
Balanced Strategy Fund                                                      1,238,254       186,599       801,287       53,751
Moderate Strategy Fund                                                        212,449        44,565       110,059        8,409
Conservative Strategy Fund                                                    108,431        28,027        41,560        5,323
Tax-Managed Global Equity Fund                                                 68,725            NA        61,948           NA



      No Class A or B Shares were issued during the periods shown.


      SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds of Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999, August 7, 2000 and November 25, 2002. This plan is referred to as the "Service Plan."



      Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of Class B, Class C, Class D or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of Class B, Class C, Class D or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares of Class B, Class C, Class D or Class E may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Class B, Class C, Class D, or Class E Shares.


      Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Fund of Funds' Shares, by a vote of a majority of the Independent Trustees.

       Under the Service Plan, the following Funds of Funds' Class C, Class D and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2003:

               Funds of Funds                Class C       Class D      Class E
               --------------                -------       -------      -------
      Equity Aggressive Strategy Fund               $           $             $
      Aggressive Strategy Fund
      Balanced Strategy Fund
      Moderate Strategy Fund
      Conservative Strategy Fund
      Tax-Managed Global Equity Fund


No Class A or B Shares were issued during the period shown.

       UNDERLYING FUND EXPENSES. The Underlying Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, each payable to FRIMCo. The Underlying Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records payable to FRC; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

      Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.


      As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2005 all or a portion of its advisory and administrative fees with respect to certain Underlying Funds.

       FUND OF FUNDS OPERATING EXPENSES. Each Fund of Funds is expected to have a low operating expense ratio although, as a shareholder of the Underlying Funds, each Fund of Funds indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. It is currently contemplated that all other operating expenses (legal, accounting, etc.) except for the 0.20% advisory fee and any Rule 12b-1 Fees and Shareholder Service Fees will be paid for in accordance with these Special Servicing Agreements (each a "Servicing Agreement") among each Fund of Funds, its Underlying Funds and FRIMCo. Under the Servicing Agreement, FRIMCo arranges for all services pertaining to the operations of the Funds of Funds, including transfer agency services but not including any services covered by the Funds of Funds' advisory fee or any Rule 12b-1 or Shareholder Service Fees. However, it is expected that the additional assets invested in the Underlying Funds by the Funds of Funds will produce economies of operations and other savings for the Underlying Funds which will exceed the cost of the services required for the operation of the Funds of Funds. In this case, the Servicing Agreement provides that the officers of FRIC, at the direction of the Trustees, may apply such savings to payment of the aggregate operating expenses of Funds of Funds which have invested in that Underlying Fund, so that the Underlying Fund will bear those operating expenses in proportion to the average daily value of the shares owned by the Funds of Funds, provided that no Underlying Fund will bear such operating expenses in excess of the estimated savings to it. In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of the Funds of Funds, the Servicing Agreement provides that FRIMCo will bear that portion of costs determined to be greater than the benefits. Those costs include Fund accounting, custody, auditing, legal, and blue sky, as well as organizational, transfer agency, prospectus, shareholder reports, proxy, administrative and miscellaneous expenses.

       PURCHASE, EXCHANGE AND REDEMPTION OF FUND OF FUNDS SHARES. As described in the Prospectus, the Funds of Funds provide you with different classes of shares based upon your individual investment needs.

       Each class of shares of a Fund of Funds represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

       Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the Distribution Plans or the Shareholder Services Plans for that class (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

       The following classes of shares are available for purchase for each of the Funds of Funds other than the Tax-Managed Global Equity Fund which only offers Classes C, E and S. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.


Class A Shares of the LifePoints Funds

         Class A shares are sold at offering price, which is the net asset value plus an initial sales charge as follows.

         The LifePoints Funds receive the entire net asset value of all Class A shares that are sold. The Distributor retains the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.



Amount of your investment                Sales charge as   Sales charge as   Broker/Dealer
                                         a % of offering   a  %  of   net    commission  as a
                                         price             amount invested   %  of  offering
                                         -----             ---------------   ---------------
                                                                             price
Less than $50,000                        5.75%             6.10%             5.00%
$50,000 but less than $100,000           4.50%             4.71%             3.75%
$100,000 but less than $250,000          3.50%             3.63%             2.75%
$250,000 but less than $500,000          2.50%             2.56%             2.00%
$500,000 but less than $1,000,000        2.00%             2.04%             1.60%
$1,000,000 or more                       --0--*            --0--*            up to 1.00%



* Purchases of Class A Shares of the LifePoints Funds and FRIC's Money Market Fund of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is retained by the Distributor at the time of redemption. The deferred sales charge may be waived as described below under "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge".


      Financial Intermediaries receive up to 90% of the initial sales charge and may be deemed to be underwriters of the LifePoints Funds as defined in the Securities Act of 1933. Financial Intermediaries that sell Class A shares may also receive the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.

Class C Shares of the Funds of Funds

      Financial Intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class D Shares of the Funds of Funds

      Financial Intermediaries that sell Class D shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class D shares sold by them.

Class E Shares of the Funds of Funds

      Financial Intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.


Class S Shares of the Funds of Funds


      Financial   Intermediaries   will  receive  no  shareholder   services  or
distribution fees for Class S shares.


       SALES CHARGE WAIVERS AND REDUCTIONS

       Cumulative Purchase Discount. The reduced initial sales load reflected in the sales charge table above applies to aggregate purchases of Class A shares of the LifePoints Funds and FRIC's Money Market Fund made by related accounts on the same day through one Financial Intermediary. Investors must notify their Financial Intermediary at the time an order is placed for a purchase which would qualify for the reduced initial sales charge on the basis of same day purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced initial sales charge will not be applied if such notification is not furnished at the time of the order. The reduced initial sales charge will also not be applied unless the records of the Distributor confirm the investor's representations concerning his holdings.


       For purchases to be aggregated for the purpose of qualifying for the Cumulative Purchase Discount, they must be made on the same day through one Financial Intermediary. Initial sales charge discounts are available for certain aggregated investments. The following purchases made by related accounts may be aggregated to determine the initial sales charge:

     1. Purchases by a trustee purchasing for a single estate/fiduciary account
     2. Purchases by an individual, spouse, or their minor children purchasing for his/her own account
     3. Purchases by business accounts solely controlled by you or your immediate family
     4. Purchases by tax-exempt  organizations
        (as  defined in Section  501(c)(3)  of the IRC)
     5. Purchases by employee benefit plans of a single employer or of affiliated employers
     6. Combined purchases of or exchanges for two or more LifePoints Funds and/or FRIC's Money Market Fund and
     7. Purchases by a trustee/fiduciary for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating shares.

        Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

        Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without an initial sales charge in the following circumstances:

     1. Sales to FRIC trustees and employees of FRIC (including retired trustees and employees); to the immediate families of such persons (including the surviving spouse of a deceased board member or employee); or to a pension, profit-sharing or other benefit plan for such persons
     2. Offers of Class A shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise
     3. Purchases by shareholders who have redeemed Class A shares in a LifePoints Fund and who wish to reinvest their redemption proceeds in another LifePoints Fund, provided the reinvestment is made within 90 calendar days of the redemption
     4. Sales to employer sponsored Defined Contribution plans investing $1 million or more or with 100 or more eligible employees
     5. Sales to retirement plans, endowments or foundations with $50 million or more in assets


     6. Sales to current/retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell Class A Shares of the LifePoints Funds and sales to a current spouse, child (21 or under), parent, step-child (21 or under with respect to current marriage only) of such registered representative or to a family trust in the name of such registered representative


     7. Sales to trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of more $50 million
     8. Shares purchased with the proceeds from the sale of front-end load shares of a non-FRIC mutual fund 9. Shares purchased by a Broker/Dealer for a managed account that is charged an asset-based fee (Employee benefit plans/403(b) programs do not qualify)
     10. Accounts managed by Frank Russell Company or its subsidiaries
     11. Shares purchased by tax-exempt organizations (as defined in Section 501(c)(3) of the IRC)
     12. Shares purchased through accounts that are part of certain qualified fee-based programs.

         Right of Accumulation. Class A shares of the LifePoints Funds may be purchased by any person at a reduced initial sales charge or at net asset value by accumulating the dollar amount of the new purchase and the total net asset value of all Class A shares of any LifePoints Fund and FRIC's Money Market Fund then held by such person (and his immediate family) and applying the initial sales charge applicable to such cumulative total. The current value of your holdings is determined at the NAV at the close of business on the day you purchase the Class A shares to which the current value of your holdings will be added. In order to obtain such discount, you must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced initial sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional information is available from the Funds or your Financial Intermediary.

         Letter of Intent - Class A Shares. You may reduce your Class A initial sales charge by establishing a non-binding letter of intent ("LOI"). A LOI allows you to combine purchases of all Class A shares of the LifePoints Funds and FRIC's Money Market Fund you intend to make over a 13-month period to determine your initial sales charge. At your request, purchases made during the previous 90 days may be included, but any appreciation of your investment or reinvested dividends will not be included. A portion of your account (up to 5%) may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. You will earn income, dividends, and capital gain distributions on escrowed shares. Your escrowed shares will be released when you have invested the amount provided for in you LOI.



If you purchase  more than the amount  specified in the LOI and qualify for additional initial sales charge reductions, your reduction will be calculated at the end of the 13 month period and the surplus will be used to purchase additional Class A shares at the then-current offering price applicable to the total investment. If you purchase less than the amount specified in the LOI within a 13 month period, your initial sales charge will be adjusted upward at the end of the 13 month period. This adjustment will be made by redeeming shares from your account to cover the additional initial sales charge.

         Deferred Sales Charge Provisions. You do not pay an initial sales charge when you buy $1,000,000 or more of Class A Shares of the LifePoints Funds and FRIC's Money Market Fund. However, if you redeem any of those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the shares being redeemed or the net asset value of those shares at the time of redemption. Class A Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are considered to be redeemed first followed by the Class A Shares you have held the longest.

   Waivers of Deferred Sales Charge. The deferred sales charge may be waived on:

     1.  exchanges for Class A Shares of other LifePoints Funds
     2. redemptions of Class A Shares within 12 months following the death or disability of the shareholder
     3. redemptions of Class A shares made in connection with qualified distributions from retirement plans or
         IRAs upon the attainment of age 59 1/2
     4.  involuntary redemptions
     5. redemptions of Class A Shares to effect a combination of a LifePoints Fund with any investment company by merger, acquisition of assets or otherwise

      All waivers of deferred sales charges are subject to confirmation of your status or holdings.

         Reinstatement Privileges. You may reinvest an amount equal to all or a portion of the redemption proceeds from a redemption of Class A Shares of a LifePoints Fund in Class A Shares of that LifePoints Fund or another LifePoints Fund at the net asset value next determined after receipt of your purchase order in proper form if such reinvestment is made within 90 days of such redemption. You must reinstate Class A Shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a Fund and certain restrictions may apply. For purposes of the deferred sales charge on Class A shares, the holding period will continue as if the Class A Shares had not been redeemed.

       Exchange Privilege. Generally, you may exchange your Class A Shares of a LifePoints Fund for Class A Shares of another LifePoints Fund or FRIC's Money Market Fund without paying an initial sales charge. If you exchange Class A Shares of FRIC's Money Market Fund for Class A Shares of a LifePoints Fund, and have not previously paid an initial sales charge for the assets involved in the exchange, you will pay the applicable initial sales charge for the Class A Shares of that LifePoints Fund. Exchanges have the same tax consequence as ordinary sales and purchase. Please contact your Financial Intermediary and/or tax adviser for more detailed information.

      Frequent Trading: The Funds of Funds do not knowingly permit market-timing. Do not invest in the Funds of Funds if you are a market-timer. The Funds of Funds are intended for long-term investors. Frequent trading of Fund of Funds shares, often in response to short-term fluctuations in the market, also known as "market timing," is not knowingly permitted by the Funds of Funds. Short-term or excessive trading into and out of the Funds of Funds may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund of Funds shareholders, including long-term investors who do not generate such costs. Accordingly, if a Fund of Funds is able to determine that you are engaging in this type of activity a Fund of Funds may at its sole discretion suspend or terminate your trading privileges. The Funds of Funds will use reasonable efforts to detect market timers, but may not be able to detect market timing in all types of accounts, such as accounts held through Financial Intermediaries. A Fund of Funds may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

      Minimum Investment Requirements. You may be eligible to purchase Funds of Funds Shares if you do not meet the applicable required minimum investment. The Funds of Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund of Funds, and the minimum investment required has not been waived for you, the Funds of Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.


      Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.


      The Funds of Funds may also waive the required minimum initial investment for IRAs and UGMAs and similar vehicles on which an explicit or practical initial investment restriction is imposed by a regulatory body.

       Uncashed Checks. Please make sure you promptly cash checks issued to you by the Funds of Funds. If you do not cash a dividend, distribution, or redemption check, the Funds of Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds of Funds are sure that they have a valid address for you. After 180 days, the Funds of Funds will no longer honor the issued check and, after attempts to locate you, the Funds of Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.


      Referral Fees. The Distributor may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.


       VALUATION OF THE FUND OF FUNDS SHARES. The net asset value per share of each Class of Shares is calculated separately for each Fund of Funds on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for regular trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

       PRICING OF SECURITIES. The Class S Shares of the Underlying Funds held by each Fund of Funds are valued at their net asset value. The Emerging Markets, International Securities, Diversified Bond and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Underlying Funds do not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of the Class S Shares of the Underlying Fund when a shareholder (such as a Fund of Funds) is not able to purchase or redeem Underlying Fund Shares. Further, because foreign securities markets may close prior to the time the Underlying Funds determine net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Underlying Funds calculate net asset value may not be reflected in the calculation of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.


      PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). FRIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although FRIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

      The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of FRIMCo's clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and FRIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

      The Guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines. Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

      Beginning in late August 2004, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.russell.com and on the SEC's website at http://www.sec.gov.

       PORTFOLIO TURNOVER RATES OF THE FUNDS OF FUNDS. The portfolio turnover rate for each Fund of Funds is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Funds of Funds during the year. The Funds of Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund of Funds' Shares; (ii) change the percentages of each Fund of Funds' assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund of Funds' assets among the Underlying Funds generally within the percentage limits described in the Prospectus.
      The portfolio turnover rates for the fiscal years ended October 31, 2003 and 2002 were:


Funds of Funds                             10/31/03           10/31/02
--------------                             --------           --------
Equity Aggressive Strategy Fund                    %             29.86%
Aggressive Strategy Fund                                          11.73
Balanced Strategy Fund                                            12.18
Moderate Strategy Fund                                            15.16
Conservative Strategy Fund                                        35.08
Tax-Managed Global Equity Fund                                    52.55

     PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS. Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Underlying Funds' cash reserves. The Underlying Funds, other than the Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and Tax Exempt Bond Funds, do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Underlying Fund (or for another series of FRIC) decides to purchase the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The Underlying Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' investment objective and policies, such Funds' ability to change money managers may be constrained. The annual portfolio turnover rates for each of the Underlying Funds for the periods ended October 31 2003 and 2002, respectively, were as follows: Diversified Equity Fund, _____% and 129%; Special Growth Fund, ____% and 125%; Quantitative Equity Fund, _____% and 71%; International Securities Fund, _____% and 79%; Diversified Bond Fund, _____% and 156%; Short Term Bond Fund, _____% and 164%%; Multistrategy Bond Fund, _____% and 252%; Real Estate Securities Fund, ____% and 68%; Emerging Markets Fund, _____% and 90%; Tax-Managed Large Cap Fund, _____% and 65%; Tax-Managed Mid & Small Cap Fund, _____% and 89%; and Tax Exempt Bond Fund, _____% and 40%.
       BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager of the Underlying Fund or by FRIMCo. FRIC's arrangements with FRIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Underlying Fund. The factors that may be considered in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any (for the specific transaction and on a continuing basis) and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, FRIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.
       FRIMCo or a money manager may effect portfolio transactions for the segment of an Underlying Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

       The Underlying Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to obtain either research services for FRIMCo, to assist it in its capacity as a manager of managers, to generate commission rebates to the Underlying Funds on whose behalf the trades were made or to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions for the Underlying Funds.

       For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Underlying Funds, the Underlying Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents only to the extent that the Underlying Funds will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Underlying Funds generating the trading activity, but may also benefit other Funds within FRIC and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Underlying Funds will benefit from research provided with respect to trading by those other funds and clients. A portion of the research services will be obtained at cost from Russell/Mellon Analytical Services, Inc. ("RMAS"), an affiliate of FRIMCo. RMAS is a joint venture between FRC and Mellon Bank, and is a major supplier of investment analytics to the investment management industry world-wide. In some cases, research may also be provided by non-affiliated brokers.


       Decisions concerning the acquisition of research services are approved and monitored by a FRC Soft Dollar Committee, which consists principally of individual employees in research and investment management roles. The committee acts as an oversight body with respect to all purchases of research services using soft dollars generated by funds managed by FRC affiliates, including the Underlying Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.


       FRS also rebates to the Underlying Funds a portion of commissions earned on certain trading by the Underlying Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Underlying Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research needs have been met, as determined annually in the Soft Dollar Committee budgeting process.


       FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services are at ordinary and customary commission rates and do not result in commission rebates.

       BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Underlying Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Underlying Funds. FRC maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.


      For information regarding brokerage commissions paid by the Underlying Funds and the Underlying Funds' holdings of securities issued by the top ten broker dealers used by those Funds, refer to the Statement of Additional Information for the Underlying Funds.


       YIELD AND TOTAL RETURN QUOTATIONS. The Funds of Funds compute their average annual total return by using a standardized method of calculation required by the SEC, and report average annual total return for each class of Shares which they offer.


       Calculation of Average Annual Total Return.

       Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

     Where:       P         =        a hypothetical initial payment of $1,000;
                  T         =        Average annual total return;
                  n         =        Number of years; and
                  ERV                = Ending redeemable value of a hypothetical
                                     $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).


       The calculation assumes that all dividends and distributions of each Fund of Funds are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for all classes of Shares are set forth below.

       Calculation of Average Annual Total Return After Taxes on Distributions. Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ATVD

     Where:     P           =        hypothetical initial payment of $1,000.
                T           =        average annual total return (after taxes on
                                     distributions).
                n           =        number of years.
                ATVD                 =  ending  value of a  hypothetical  $1,000
                                     payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.


      The calculation assumes that all dividends and distributions of each Fund of Funds, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.


      The taxable amount and the tax character of each distribution is as specified by a Fund of Funds on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.


      The average annual total returns after taxes on distributions for the oldest class of each of the Funds of Funds is set forth below.


       Calculation of Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares.

      Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ATVDR

    Where:      P            =       hypothetical initial payment of $1,000.
                T            =       average annual total return (after taxes on
                                     distributions and redemptions).
                 n           =       number of years.
                ATVDR                =  ending  value of a  hypothetical  $1,000
                                     payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

      The calculation assumes that all dividends and distributions of each Fund of Funds, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

      The taxable amount and the tax character of each distribution is as specified by a Fund of Funds on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

      The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

      The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

      Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


      The average annual total returns after taxes on distributions for the oldest class of each of the Funds of Funds is set forth below.

       Presentation of Average Annual Total Returns.

      None of the Funds of Funds have been in operation for 10 years. The inception date for each Class of each Fund of Funds is set forth below.

      The following Funds of Funds commenced operations by issuing Class E Shares on the following dates: Conservative Strategy Fund, November 7, 1997; Moderate Strategy Fund, October 2, 1997; Balanced Strategy Fund, September 16, 1997; Aggressive Strategy Fund, September 16, 1997; Equity Aggressive Strategy Fund, September 30, 1997. Returns for periods prior to the date these Funds of Funds first issued their Class S Shares are those of their Class E Shares. These Funds of Funds commenced operations of their Class S Shares on the following dates: Conservative Strategy Fund, February 14, 2000; Moderate Strategy Fund, February 2, 2000; Balanced Strategy Fund, January 31, 2000; Aggressive Strategy Fund, February 1, 2000; Equity Aggressive Strategy Fund, January 31, 2000. Returns for periods prior to the date these Funds of Funds first issued their Class C Shares are those of their Class E Shares and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown would have been lower. These Funds of Funds commenced operations of their Class C Shares on the following dates: Conservative Strategy, Moderate Strategy Fund and Equity Aggressive Strategy Funds, February 11, 1999; Balanced Strategy and Aggressive Strategy Funds, January 29, 1999. Returns for periods prior to the date these Funds of Funds first issued their Class D Shares are those of their Class E Shares and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class D Shares. Had it done so, the returns shown would have been lower. Each of these Funds of Funds first issued Class D Shares on March 24, 1998.


      The Tax-Managed Global Equity Fund commenced operations by issuing Class C and S Shares on January 31, 2000.

      No Class A Shares of any LifePoints Fund were issued during the periods shown.

      Past performance, both before-tax and after-tax, is no indication of future results.

Average Annual Total Return Before Taxes



                                                                                                                 From Inception
                                                                  For the 1 Year          For the 5 Years        to Fiscal Year
                                                                     ending                    ending                ending
Fund                                                              October 31, 2003        October 31, 2003      October 31, 2003
----                                                              ----------------        ----------------      ----------------
Equity Aggressive Strategy - Class C                                          %                        %                    %

Aggressive  Strategy - Class C

Balanced  Strategy - Class C

Moderate  Strategy - Class C

Conservative  Strategy - Class C

Tax-Managed  Global  Equity - Class C

Equity  Aggressive  Strategy  - Class D

Aggressive  Strategy - Class D Balanced

Strategy - Class D

Moderate  Strategy - Class D

Conservative  Strategy - Class D

Equity  Aggressive  Strategy  - Class E

Aggressive  Strategy - Class E

Balanced Strategy - Class E

Moderate  Strategy - Class E

Conservative  Strategy - Class E

Tax-Managed  Global  Equity  -  Class E

Equity  Aggressive  Strategy  - Class S

Aggressive  Strategy - Class S

Balanced  Strategy - Class S

Moderate  Strategy - Class S

Conservative Strategy - Class S

Tax-Managed Global Equity - Class S

Average Annual Total Return After Taxes on Distributions



                                                                                              From Inception
                                                 For the 1 Year        For the 5 Years        to Fiscal Year
                                                       ending               ending                 ending
Fund                                             October 31, 2003     October 31, 2003       October 31, 2003
----                                             ----------------     ----------------       ----------------
Equity  Aggressive  Strategy  - Class E

Aggressive  Strategy - Class E

Balanced Strategy - Class E

Moderate  Strategy - Class E

Conservative  Strategy - Class E


Tax-Managed Global Equity - Class S


Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares


                                                                                                                  From Inception
                                                                  For the 1 Year           For the 5 Years        to Fiscal Year
                                                                     ending                    ending                 ending
Fund                                                              October 31, 2003        October 31, 2003       October 31, 2003
----                                                              ----------------        ----------------       ----------------
Equity  Aggressive  Strategy  - Class E

Aggressive  Strategy - Class E

Balanced Strategy - Class E

Moderate  Strategy - Class E

Conservative  Strategy - Class E

Tax-Managed Global Equity - Class S


      Yield Quotation. For information on the calculation of yields on certain of the Underlying Funds, see the Prospectuses and Statement of Additional Information for the Underlying Funds.

      Each Fund of Funds may, from time to time, advertise non-standard performance, including average annual total return for periods other than 1, 5 or 10 years or since inception.

      Each Fund of Funds may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.


                      INVESTMENT RESTRICTIONS, POLICIES AND
                         PRACTICES OF THE FUNDS OF FUNDS

      Each Fund of Funds' investment objective is "non-fundamental." Having a non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund of Funds' shareholders. Certain investment policies and restrictions may only be changed with the approval of a majority of each Fund of Funds' shareholders. The vote of a majority of the outstanding voting securities of each Fund of Funds means the vote of the lesser of (a) 67% or more of the voting securities of the Fund of Funds present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund of Funds are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund of Funds. Other policies and restrictions may be changed by a Fund of Funds without shareholder approval. The Funds of Funds' investment objectives are set forth in the respective Prospectus.


      INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. The fundamental investment restrictions of the Underlying Funds are listed in the next section.

      No Fund of Funds may:

      1. Purchase securities if, as a result of such purchase, the Fund of Funds' investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

      Because of their investment objectives and policies, investments of the Fund of Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Fund of Funds' investment policies set forth in the Fund of Funds' Prospectus, each of the Funds of Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Real Estate Securities Fund and the Money Market
Fund) will not purchase securities, if as a result of such purchase, the Underlying Fund's investments would be concentrated within the meaning of the 1940 Act. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. banks having net assets in excess of $100,000,000.

      2. Purchase or sell real estate; provided that each Fund of Funds may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      3. Purchase or sell commodities except that a Fund of Funds may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

      4. Borrow money, except that a Fund of Funds may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

      5. Act as an underwriter except to the extent a Fund of Funds may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

      6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

      7. Issue securities senior to the Fund of Funds' presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund of Funds from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

      Each Fund of Funds is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.


       No Fund of Funds may borrow money for purposes of leveraging or investment.


Under the 1940 Act, each Fund of Funds is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund of Funds must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

          INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS


      INVESTMENT RESTRICTIONS. Each Underlying Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. For purposes of the following investment restrictions, any reference to "Fund(s)" shall mean the Underlying Fund(s).

      No Underlying Fund may:


       1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.

       2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

       3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

       4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

       5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

       6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

       7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges,
(b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

       An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

       For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

       Each Underlying Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.


       No Underlying Fund may borrow money for purposes of leveraging or investment.


         Under the 1940 Act, each Underlying Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Underlying Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).


         An Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with the Underlying Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, an Underlying Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities FRIMCo believes to be consistent with the Underlying Fund's best interests. During a period in which any Underlying Fund takes a temporary defensive position, the corresponding Funds may not achieve their investment objectives.


       The investment objective and principal investment strategy for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the investments in which the Underlying Funds primarily invest or are permitted to invest.

                               Diversified       Special        Quantitative    International     Diversified       Short Term
                                  Equity          Growth           Equity         Securities          Bond             Bond
    Type of Portfolio              Fund            Fund             Fund             Fund             Fund             Fund
    Security
    Common stocks............       X               X                X                X
    Common stock equivalents
      (warrants).............       X               X                X                X
    Common stock equivalents
      (options)..............       X               X                X                X
    Common stock equivalents
      (convertible debt
      securities)............       X               X                X                X                X                X
    Common stock equivalents
      (depository receipts)..       X               X                X                X
    Preferred stocks.........       X               X                X                X                X                X
    Equity derivative
      Securities.............       X               X                X                X
    Debt securities (below
      Investment grade or
      junk
      bonds).................                                                                                           X
    US government securities.       X               X                X                X                X                X
    Municipal obligations....                                                                          X                X
    Investment company
      Securities (including         X               X                X                X                X                X
      ETFs)..................
    Foreign securities.......       X               X                X                X                X                X



                               Multistrategy    Real Estate       Emerging       Tax-Managed      Tax-Managed
                                   Bond         Securities        Markets         Large Cap        Small Cap       Tax Exempt
    Type of Portfolio              Fund            Fund             Fund             Fund            Fund           Bond Fund
    Security
    Common stocks............                        X               X                X                X
    Common stock equivalents
      (warrants).............                        X               X
    Common stock equivalents
      (options)..............                        X               X                X                X
    Common stock equivalents
      (convertible debt
      securities)............        X               X               X                X                X
    Common stock equivalents
      (depository receipts)..                        X                                X                X
    Preferred stocks.........        X               X               X                                 X
    Equity derivative
      Securities.............                        X               X                X                X
    Debt securities (below
      Investment grade or
      junk
      bonds).................        X                               X
    US government securities.        X               X               X                X                X                X
    Municipal obligations....        X                                                                                  X
    Investment company
      Securities (including          X               X               X                X                X                X
      ETFs)..................
    Foreign securities.......        X               X               X                X                X


       Other Investment Practices of the Underlying Funds. The Underlying Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Underlying Funds, each of which may involve certain special risks. The Glossary located at the back of the SAI describes each of the investment techniques identified below.




                               Diversified       Special       Quantitative     International    Diversified       Short Term
                                 Equity          Growth           Equity         Securities          Bond             Bond
    Type of Portfolio             Fund            Fund             Fund             Fund             Fund             Fund
    Security
    Cash reserves.............      X               X                X                X               X                X
    Repurchase agreements(1)..                                                                        X                X
    When-issued and forward
      commitment securities...                                                                        X                X
    Reverse repurchase
      Agreements..............                                                                        X                X
    Lending portfolio
      Securities..............
       not to exceed 33 1/3%
      of total Fund assets....      X               X                X                X               X                X
    Illiquid securities
      (limited to 15% of
      a Fund's net assets)....      X               X                X                X               X                X
    Forward currency
      contracts(2)............                                                        X               X                X
    Write (sell) call and
    put
      options on securities,
      securities indexes and
      foreign currencies(3)         X               X                X                X               X
    Purchase options on
      securities, securities
      indexes, and                  X               X                X                X               X                X
      currencies(3) ..........
    Interest rate futures  contracts,
      stock index  futures  contracts,
      foreign currency contracts and options
      on futures(4)...........      X               X                X                X               X                X
    Credit and Liquidity
      Enhancements............



                              Multistrategy    Real Estate       Emerging        Tax-Managed   Tax-Managed Mid     Tax Exempt
                                  Bond         Securities         Markets         Large Cap      & Small Cap          Bond
    Type of Portfolio             Fund            Fund             Fund             Fund             Fund             Fund
    Security
    Cash reserves.............      X               X                X                X               X                X
    Repurchase agreements(1)..      X                                X                                                 X
    When-issued and forward
      commitment securities...      X                                X                                                 X
    Reverse repurchase
      Agreements..............      X                                X                                                 X
    Lending portfolio
      Securities..............
      not to exceed 33 1/3%
      of total Fund assets....      X               X                X                X               X
    Illiquid securities
      (limited to 15% of
      a Fund's net assets)....      X               X                X                X               X                X
    Forward currency
      contracts(2)............      X                                X
    Write (sell) call and
    put
      options on securities,
      securities indexes and
      foreign currencies(3)         X               X                X                X               X
    Purchase options on
      securities, securities
      indexes, and                  X               X                X                X               X
      currencies(3) ..........
    Interest rate futures  contracts,
      stock index  futures  contracts,
      foreign currency contracts and options
      on futures(4)...........                      X                X                                                 X
    Credit and Liquidity
      Enhancements............                                                                                         X


-------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International Securities, Diversified Bond, Multistrategy Bond, Short Term Bond and Emerging Markets Funds may not invest more than one-third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.


      Cash Reserves. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect an Underlying Fund's performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests ("cash reserves"). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds intend to be fully invested at all times. To do so, FRIMCo or a money manager invests the Underlying Funds' cash reserves in short term instruments, including certain FRIC money market funds. In addition to investing in such short term investments, FRIMCo may use an overlay strategy for the Underlying Funds' cash reserves by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives including index futures contracts, index options and/or index swaps in amounts that expose the cash reserves to the performance of the relevant index. This is intended to cause the Underlying Fund to perform as though its cash reserves were actually invested in those markets while enabling the Underlying Fund to hold cash.

      Each Underlying Fund and its money managers that elects to invest its cash reserves in one or more of FRIC's money market funds does so pursuant to exemptive relief from the SEC. The relief requires that any investment in affiliated money market funds will not exceed 25% of the investing Underlying Funds' total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Underlying Funds will invest cash reserves in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust
Agreement, including voting rights. However, shares of a money market fund issued to the Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market fund that are held by shareholders who are not Underlying Funds. In addition to the advisory and administrative fees payable by the Underlying Funds to FRIMCo, each Underlying Fund that invests its cash reserves in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves for all Underlying Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in the Money market Fund is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Underlying Funds' Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services. All assets of the Funds of Funds are allocated to Underlying Funds.


      Russell 1000 Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

      The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index.

      Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.


      FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.


                   CERTAIN INVESTMENTS OF THE UNDERLYING FUNDS

      Repurchase Agreements. An Underlying Fund may enter into repurchase agreements with the seller (a bank or securities dealer) who agrees to repurchase the securities at the Underlying Fund's cost plus interest within a specified time (normally one day). The securities purchased by an Underlying Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist an Underlying Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Underlying Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities.

      Reverse Repurchase Agreements. An Underlying Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Underlying Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect.

      High Risk Bonds. The Underlying Funds, other than the Emerging Markets, Short Term Bond, and Multistrategy Bond Funds, invest their assets only in securities rated BBB- or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade" securities, although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Underlying Funds, other than Emerging Markets, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings.

      The Emerging Markets, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund) and 25% of its total assets (in the case of the Multistrategy Bond Fund) in debt securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. These lower rated debt securities are commonly referred to as "junk bonds." Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Underlying Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Multistrategy Bond, Short Term Bond and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

      Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB-rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

      Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."

      Risk Factors. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

      In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund's Shares.

      Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

      The money managers of the Emerging Markets, Short Term Bond, and Multistrategy Bond Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

      Illiquid Securities. The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Underlying Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). This 10% is counted towards a Fund's 15% limitation on illiquid securities. These policies do not include
(1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

      The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A, as explained in their respective Prospectuses) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

      Forward Commitments. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with an Underlying Fund's ability to manage its investment portfolio and meet redemption requests. An Underlying Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

      Additionally, under certain circumstances, the International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Underlying Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. "Free trade" transactions involve the risk of loss to an Underlying Fund if the other party to the "free trade" transaction fails to complete the transaction after the Fund has tendered cash payment or securities, as the case may be.

      Lending Portfolio Securities. Cash collateral received by an Underlying Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Underlying Fund and the lending agent.

      Each Underlying Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. An Underlying Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

      An Underlying Fund may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.


      Options, Futures and Other Financial Instruments. The Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt the risk of the Underlying Fund's investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose an Underlying Fund to an obligation to another party. The Underlying Funds will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Underlying Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.


      Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

      Options And Futures. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting an Underlying Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Underlying Fund's net assets).

      Options On Securities And Indexes. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds' ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.

      Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      An Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as "cover" for written OTC options are illiquid.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. An Underlying Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Underlying Fund.

      An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

      An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

      An Underlying Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Underlying Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid assets in a segregated account with the Custodian.

      If an option written by an Underlying Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

      To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

      Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

      An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

      The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

      There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

      As the writer of a covered call option, an Underlying Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

      If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

      Options On Foreign Currency. An Underlying Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. None of the Underlying Funds, other than the Multistrategy Bond and Emerging Markets Funds, currently intends to write or purchase such options.


      Futures Contracts And Options On Futures Contracts. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

       Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.


      An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out before exercise or expiration by an offsetting purchase or sale of an option on a futures contract of the same series.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

      An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

      An Underlying Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.


      As long as required by regulatory authorities, each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.


      When a purchase or sale of a futures contract is made by an Underlying Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

      A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to- market its open futures positions.

      An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

      Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

      Limitations On Use Of Futures And Options On Futures Contracts. An Underlying Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.


      When purchasing a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.


      When selling a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

      When selling a call option on a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

      When selling a put option on a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

      In order to comply with applicable regulations of the CFTC pursuant to which the Underlying Funds avoid being deemed to be "commodity pools," the Underlying Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

      The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

      Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.


      Index Swap Agreements. The Underlying Funds may enter into index swap agreements as an additional overlay strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Underlying
Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).


      Under most swap agreements entered into by these Underlying Funds, the parties' obligations are determined on a "net basis." Consequently, an Underlying Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. An Underlying Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of an Underlying Fund's portfolio. No Underlying Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Underlying Fund's assets.

      The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.


      An Underlying Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Underlying Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Funds' repurchase agreement guidelines.


      Foreign  Currency  Futures  Contracts.   The  Underlying  Funds  are  also
permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

      A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

      The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.


      Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Emerging Markets Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders
(typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If an Underlying Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Underlying Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

      At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.


      Upon maturity of a forward currency contract, the Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.

      The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

      If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

      Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.


      The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Underlying Funds are engaged in that strategy.

      An Underlying Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that an Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.


      Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by
(1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.


      Interest Rate Swaps. The Short Term Bond, Diversified Bond and Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.


      The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

      A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

      Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.


      Hedging Strategies. The Underlying Funds may use equity or fixed income securities and derivatives such as index futures contracts, futures options, exchange traded and over-the-counter options and/or index or interest rate swaps as overlay strategies for cash reserves held by those Funds. For example: cash reserves are exposed to the performance of appropriate markets through the performance of index futures contracts. As a result, an Underlying Fund will realize gains or losses based on the performance of the appropriate market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Underlying Fund's cash reserves will always be fully exposed to the performance of appropriate markets.


      Financial futures contracts may be used by the International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond, Emerging Markets and Tax Exempt Bond Funds as a hedge during or in anticipation of adverse market events such as, in the case of the bond Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.


      The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.


      Risk Associated with Hedging Strategies. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.


      In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

         Depository Receipts. An Underlying Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


      ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Funds may invest in sponsored and unsponsored ADRs.


       ETF'S or Exchange Traded Funds. The Underlying Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.


       Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Underlying Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.


       Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

       Preferred Stocks and Convertible Securities. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the underlying fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

       Real Estate Investment Trusts. The Underlying Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. An Underlying Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund's investments in REITs is also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. Like mutual funds, REITs have expenses, including advisory and administration fees paid by REIT shareholders, and, as a result, an investor in the Fund of Funds is subject to a duplicate level of fees if an Underlying Fund invests in REITs.

      Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the underlying fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

      Bank Instruments. The Diversified Bond, Short Term Bond and Multistrategy Bond Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are US dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments.

      Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Multistrategy Bond Fund intends to invest in indexed commercial paper, and then only for hedging purposes.

      STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

      US Government Obligations. The types of US government obligations the Underlying Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and
(c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association ("GNMA") participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for
Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed-rate and floating or variable rate US government obligations. The Underlying Funds may purchase US government obligations on a forward commitment basis.

      Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

       Variable Amount Master Demand Notes. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

      Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

      Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

      Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage related and other asset-backed securities the Underlying Funds may invest in include the securities described below:


     Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA") which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.


      Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

      Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

      Risk  Factors.   Prepayment  of  principal  on  mortgage  or  asset-backed
securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.


      Loan Participations. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If a corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.


      Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

      Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications - General Obligation Bonds and Revenue Bonds.

                       General  Obligation  Bonds - are secured by the  issuer's
                  pledge of its faith, credit and taxing power for the payment of principal and interest.

                       Revenue  Bonds  - are  payable  only  from  the  revenues
                  derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

                       Industrial Development Bonds - are a type of revenue bond
                  and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

     Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

                       Tax  Anticipation  Notes - are issued to finance  working
                  capital needs of municipalities and are generally issued in anticipation of future tax revenues.

                       Bond Anticipation  Notes - are issued in expectation of a
                  municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

                       Revenue Anticipation Notes - are issued in expectation of
                  receipt of other types of revenues such as certain federal revenues.

                       Construction   Loan   Notes  -  are   sold   to   provide
                  construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

                       Pre-Refunded  Municipal  Bonds  -  are  bonds  no  longer
                  secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

                       Tax Free  Commercial  Paper - is a promissory  obligation
                  issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

                       Tax Free  Floating And  Variable  Rate Demand Notes - are
                  municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, becomes effective in a stated time period of 1 to 30 days. The rate on the notes is readjusted periodically at a negotiated market clearing rate.

                        Tax  Free  Participation   Certificates-  are  tax  free
                  floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

                        A  participation  certificate  gives a Fund an undivided
                  interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

                        The institutions issuing the participation  certificates
                  will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund.
                  The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

                           Demand Notes.  The Tax Exempt Bond,  Money Market and
                  Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand-by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

                           The  Funds   will   enter   into  put  and   stand-by
                  commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

                           The Tax Exempt Bond,  Money Market and Tax Free Money
                  Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

      Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. On January 1, 2002, those 11 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

      Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

      Investment In Emerging Markets. Foreign investment may include emerging market debt. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

      Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.


      Other Debt Securities. Multistrategy Bond Fund may invest in debt securities issued by supranational organizations such as:

             The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

            The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

            The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

            The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

            Multistrategy Bond Fund may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

      Brady Bonds. The Multistrategy Bond and Short Term Bond Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market.

      Credit And Liquidity Enhancements. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                      TAXES


       Distributions of Net Investment Income. Each Fund of Funds' income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund of Funds. Any distributions by a Fund of Funds from such income will be taxable to you as ordinary income, whether you receive them in cash or additional shares.


       Distributions of Capital Gain. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund of Funds as capital gain distributions. A Fund of Funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund of Funds. Capital gains generally will be distributed by a Fund of Funds once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund of Funds.


       Effect of Foreign Investments on Distributions. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund of Funds as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Fund of Funds. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Fund of Funds. A return of capital generally is not taxable to a Fund of Funds, but reduces the Fund of Funds' tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Fund of Funds' tax basis is taxable to the Fund of Funds as a capital gain.

       Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you.

       Information on the Amount and Tax Character of Distributions. Each Fund of Funds will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund of Funds shares for a full year, a Fund of Funds may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund of Funds. Taxable distributions declared by a Fund of Funds in December but paid in January are taxable to you as if they were paid in December.

       Election to be Taxed as a Regulated Investment Company. Each Fund of Funds has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund of Funds has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund of Funds generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund of Funds as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund of Funds would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund of Funds' earnings and profits.

       Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund of Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund of Funds intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

       Redemption of Fund of Funds Shares. Redemptions (including redemptions in kind) and exchanges of Fund of Funds shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund of Funds shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

       Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund of Funds on those shares.

       Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund of Funds shares is disallowed to the extent that you buy other shares in the Fund of Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.



       U.S. Government Securities. The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund of Funds. Dividends paid by a Fund of Funds may not be exempt from state and local taxes in certain states when the Fund of Funds invests in U.S. government securities only indirectly by investing in an Underlying Fund.


       Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds of Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund of Funds as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.


       Investment in Complex Securities. Certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Underlying Fund's ability to recognize a loss, and, in limited cases, subject the Underlying Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing and tax character of income distributed by an Underlying Fund to a Fund of Funds and, in turn, to you.

       Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund of Funds.

       Backup Withholding. By law, each Fund of Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund of Funds also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.


       At October 31, 2003, certain of the Fund of Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                  Fund of Funds                     10/31/10
                   Equity Aggressive Strategy                       $
                   Aggressive Strategy
                   Balanced Strategy
                   Moderate Strategy
                   Conservative Strategy



                            MONEY MANAGER INFORMATION
                            FOR THE UNDERLYING FUNDS

                             DIVERSIFIED EQUITY FUND



         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. On a combined basis as of June 30, 2002, AXA Financial, Inc. has a 53% economic interest in Alliance Capital's business. The remaining economic interest is held by unaffiliated unit holders (32%) and employees (15%).

    Ark Asset Management Co., Inc. is a wholly-owned subsidiary of Ark Asset
      Holdings, Inc., which is primarily controlled by C. Charles Hetzel.

     Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays
                             Global Investors, N.A.


 Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

      Marsico Capital Management, LLC is a wholly-owned indirect subsidiary of Bank of America Corporation, a publicly traded corporation.

        MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun
Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

      Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control of which Montag & Caldwell, Inc. is a direct or indirect wholly-owned subsidiary include ABN AMRO Bank N.V., ABN AMRO North America
          Holding Company and ABN AMRO Asset Management Holdings, Inc.



Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National
                            Financial Services, Inc.

 Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual
     Holdings, Inc. which, in turn, is wholly-owned by the policyholders of
                   The Ohio National Life Insurance Company.

         Turner Investment Partners, Inc. is a corporation controlled by
                               Robert E. Turner.



                            QUANTITATIVE EQUITY FUND

      Aronson+Johnson+Ortiz, LP ("AJO") is a limited partnership controlled by Theodore R. Aronson.

          Barclays Global Fund Advisors. See: Diversified Equity Fund.

     Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

        Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

       Kayne Anderson Rudnick Investment Management, LLC is controlled by Phoenix Investment Partners, Ltd, a subsidiary of The Phoenix Companies, Inc., a publicly traded company.

            John A. Levin & Co., Inc. is a wholly-owned subsidiary of BKF Capital Group, Inc., a publicly traded corporation.

     J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

     Sands Capital Management, Inc. is controlled 70% by Frank M. Sands, Sr.
                         and Marjorie Sands and 30% by
                              Frank M. Sands, Jr.

                               SPECIAL GROWTH FUND


   CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John
      D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

   David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and
                                Alan I. Greene.

              Delphi Management, Inc. is 100% owned by Scott Black.


        Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman
                 Sachs Group, Inc., a publicly traded company.


        Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

    Roxbury Capital Management, LLC, a limited liability Delaware company, is indirectly controlled by Wilmington Trust Corporation, a publicly traded company and Anthony H. Browne. Other entities within the corporate chain of control include WT Investments, Inc.
                        and Roxbury Capital Management.

         Suffolk Capital Management, LLC. See: Diversified Equity Fund.

  TimesSquare Capital Management, Inc. is a wholly-owned, autonomous subsidiary of CIGNA Corporation, a
                          publicly traded corporation.

                        TAX-MANAGED MID & SMALL CAP FUND

       Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E. Terker, each owning 50% of the firm.

                           REAL ESTATE SECURITIES FUND

      AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM
  NA"). CDCAM NA is a wholly-owned subsidiary of CDC IXIS Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by Eulia and indirectly owned, through Eulia by Caisse Nationale des Caisses D'Epargne and CNP Assurances, in a
     joint venture with Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

      INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.),
  Inc. ("INVESCO") is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc.,
    AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

  RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank,
        A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp.
                            and Taunus Corporation.

                          INTERNATIONAL SECURITIES FUND


    Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit.
                         See: Diversified Equity Fund.


  AQR Capital Management, LLC is wholly-owned and controlled by its principals
                           Clifford S. Asness, Ph.D.,
           John M. Liew, Ph.D., David Kabiller, CFA and Robert Krail.

       Axiom International Investors LLC ("Axiom") is 100% employee owned.
              Axiom's controlling shareholder is Andrew Jacobson.

 Capital International, Inc. is a wholly-owned subsidiary of Capital Group International, Inc., which in turn, is owned by The Capital Group Companies, Inc. Capital Group Companies, Inc.
                is 100% owned by a broad group of approximately
  300 key investment and administrative active associates and recent retirees.

      Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company.
       Other entities in the corporate chain of control of which Delaware
      International Advisers Limited is a direct or indirect wholly-owned subsidiary include: Delaware International Holdings Ltd.,
   DIAL Holding Company, Inc., DMH Corp., Delaware Management Holdings, Inc.,
                Lincoln National Investment Companies, Inc. and
                       Lincoln National Investments, Inc.

     Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

        Marvin & Palmer Associates, Inc. is controlled and majority owned by David F. Marvin and Stanley Palmer.

 Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the
  following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter,
                     Joseph P. Jordan, Arthur M. Tyson and
                               Theodore J. Tyson.

 Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its
   member manager, Oechsle Group, LLC, a Delaware limited liability company.
           Oechsle Group, LLC is controlled by the following members:
    S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

      The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                              EMERGING MARKETS FUND


    Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

     Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.


          Foreign & Colonial Emerging Markets Limited is a London based specialist fund manager within the F&C Group. The F&C Group is the wholly-owned investment management division of Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The
                Netherlands, a trust organized under Dutch law.

     Genesis Asset Managers Limited is a limited liability company organized under the laws of Guernsey, the Channel Islands. Genesis Asset Managers Limited
 is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 43% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 14%.

       T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T.
Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
                           T. Rowe Price Associates.

                              DIVERSIFIED BOND FUND


  Lincoln Capital Fixed Income Management Company is a wholly-owned subsidiary of Lehman Brothers Holdings
                        Inc., a publicly traded company.


      Pacific Investment Management Company LLC ("PIMCO") is approximately
70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30%
  owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.

         TimesSquare Capital Management, Inc. See: Special Growth Fund.

                             MULTISTRATEGY BOND FUND

  Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly-owned subsidiary include: Delaware Management Company, Inc.,
 Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc.,
                Lincoln National Investment Companies, Inc. and
                       Lincoln National Investments, Inc.

        Morgan Stanley Investments, LP ("MSI") is a Pennsylvania limited partnership. MSI is wholly-owned by indirect subsidiaries of Morgan Stanley, and is a division of Morgan Stanley Investment Management.

     Pacific Investment Management Company LLC. See: Diversified Bond Fund.

         TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              SHORT TERM BOND FUND



        Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian and his family.

     Pacific Investment Management Company LLC. See: Diversified Bond Fund.

      STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.


MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


STANDARD & POOR'S RATINGS GROUP ("S&P"):


AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.


BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -- Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- Bonds rated B have a greater vulnerability to nonpayment than obligations rated `BB' but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC -- A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.


STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.


MOODY'S:


Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

Symbols used are as follows:


MIG-1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG-2/VMIG 2 -- This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG 3 -- This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG -- This designation denotes speculative quality. Debt instruments in this category lack margins of protection.


S&P:

A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:


-- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

-- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).


Note rating symbols are as follows:


SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 -- Speculative capacity to pay principal and interest.


COMMERCIAL PAPER RATINGS.

Moody's:


Prime - 1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
Leading market positions in will-established industries. High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime - 3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


Issuers rated Not Prime do not fall within any of the Prime rating categories.




WR - Withdrawn


S&P:

A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.


B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D - An obligor rated "D" is in payment default. The "D" rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


N.R.  -  An issuer designated N.R. is not rated.

Fitch Investors Service, Inc.:

F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D - Default. Denotes actual or imminent payment default.


Notes to Short-Term Ratings:


"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."





                              FINANCIAL STATEMENTS


      The 2003 annual financial statements of the Funds of Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Funds of Funds Annual Report to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

                                    GLOSSARY

      Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

      Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

      Board -- The Board of Trustees of FRIC.


      Cash Reserves -- The Underlying Funds are authorized to invest their cash reserves (i.e., money awaiting investment in the specific types of securities to be acquired by an Underlying Fund or cash held to meet redemption requests or to pay expenses) in short term investments, including certain FRIC money market funds. In addition to investing in such short term instruments, the Underlying Funds may use an overlay strategy for their cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives. This is intended to cause the Underlying Funds to perform as though their cash reserves were actually invested in those markets.


      Code -- Internal Revenue Code of 1986, as amended.

      Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

      Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

      Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

      Depository   receipts  --  These  include  American   Depository  Receipts
("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar securities convertible into securities of foreign issuers.

      Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

      Distributor -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

      Equity derivative  securities -- These include,  among other  instruments,
options  on  equity  securities,   warrants  and  futures  contracts  on  equity
securities.

      Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

      FNMA -- Federal National Mortgage Association.

      Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

      Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

      FRC -- Frank Russell Company, consultant to FRIC and to the Funds

      FRIC  --  Frank  Russell  Investment   Company,   an  open-end  management
investment company which is registered with the SEC.

      FRIMCo -- Frank Russell Investment Management Company, FRIC's investment advisor, administrator and transfer and dividend paying agent.

      Funds -- The 31 investment series of FRIC. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

      Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

      GNMA -- Government National Mortgage Association

      Illiquid securities -- The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Underlying Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

      Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

      Lending portfolio securities -- Each Underlying Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.



      Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

      Moody's -- Moody's Investors Service, Inc., an NRSRO

      Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

      Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

     NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

      NYSE -- New York Stock Exchange

      Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency) A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.

      PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

      Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

      Repurchase agreements -- An Underlying Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

      Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

      Russell 1000(R) Index - The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

      S&P -- Standard & Poor's Ratings Group, an NRSRO

      S&P 500 -- Standard & Poor's 500 Composite Price Index

      Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund.

      Statement -- FRIC's Statement of Additional Information.

     Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

      Underlying Funds -- The FRIC Funds in which the Funds of Funds invest in.



      US -- United States

      US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

      Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

      Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

      1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

      1933 Act -- The Securities Act of 1933, as amended.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone 1-800-787-7354

                       STATEMENT OF ADDITIONAL INFORMATION





                                Non-Fund of Funds

                                  March 1, 2004



         Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

         This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

         Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.


         This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the year ended October 31, 2003. Copies of the Funds' Annual Reports accompany this Statement.


         As of the date of this Statement, FRIC is comprised of 30 Funds, 23 of which commenced operations on the date indicated:


Fund                                 Fund Inception Date    Prospectus Date

Equity I                            October 15, 1981          March 1, 2004
Equity II                           December 28, 1981         March 1, 2004
Equity Q                            May 29, 1987              March 1, 2004
Tax-Managed Large Cap1              October 7, 1996           March 1, 2004
Tax-Managed Mid & Small Cap2        December 1, 1999          March 1, 2004
International                       January 31, 1983          March 1, 2004
Emerging Markets                    January 29, 1993          March 1, 2004
Fixed Income I                      October 15, 1981          March 1, 2004
Fixed Income III                    January 29, 1993          March 1, 2004
Money Market                        October 15, 1981          March 1, 2004
Diversified Equity                  September 5, 1985         March 1, 2004
Special Growth                      September 5, 1985         March 1, 2004
Quantitative Equity                 May 15, 1987              March 1, 2004
International Securities            September 5, 1985         March 1, 2004
Real Estate Securities              July 28, 1989             March 1, 2004
Diversified Bond                    September 5, 1985         March 1, 2004
Short Term Bond3                    October 30, 1981          March 1, 2004
Multistrategy Bond                  January 29, 1993          March 1, 2004
Tax Exempt Bond4                    September 5, 1985         March 1, 2004
U.S. Government Money Market        September 5, 1985         March 1, 2004
Tax Free Money Market               May 8, 1987               March 1, 2004
Select Growth                       January 31, 2001          March 1, 2004
Select Value                        January 31, 2001          March 1, 2004
______________
---------------------------
1 On or about December 1, 1999, the Equity T Fund was renamed the Tax-Managed Large Cap Fund.

2 On or about March 1, 2002, the Tax-Managed Small Cap Fund was renamed the Tax-Managed Mid & Small Cap Fund.

3 On or about April 27, 1998, the Volatility Constrained Bond Fund merged into the Fixed Income II Fund. On orabout November 9, 1998, the Fixed Income II Fund was renamed the Short Term Bond Fund.

4    On or about November 9, 1998, the Limited Volatility Tax Free Fund was
renamed the Tax Exempt Bond Fund.

A shareholder of Class I Shares or Class Y Shares of any Fund may enter into a separate agreement with Frank Russell Investment Management Company ("FRIMCo") to obtain certain services from, and pay a separate quarterly individual shareholder investment services fee directly to, FRIMCo. The amount of the fee is based upon the assets subject to the applicable agreement and the services obtained under that agreement. A shareholder of the other Funds does not execute such an agreement to acquire such services and pays no such fees. In each case, FRIMCo may charge fees to a shareholder for non-investment services provided directly to that shareholder.


Each of the Funds (except the U.S. Government Money Market and Tax Free Money Market Funds) presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." Six of the Funds, the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, are referred to in this Statement as the "Institutional Funds." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.





Fund                                     Class A      Class B     Class C      Class E       Class S    Class I      Class Y

Equity I                                                                          X                        X            X
Equity II                                                                         X                        X            X
Equity Q                                                                          X                        X            X
Tax-Managed Large Cap                                                X            X             X
Tax-Managed Mid & Small Cap                                          X            X             X
International                                                                     X                        X            X
Emerging Markets                                                     X            X             X
Fixed Income I                                                                    X                        X            X
Fixed Income III                                                                  X                        X            X
Money Market                                X                                                   X
Diversified Equity                                                   X            X             X
Special Growth                                                       X            X             X
Quantitative Equity                                                  X            X             X
International Securities                                             X            X             X
Real Estate Securities                                               X            X             X
Diversified Bond                                                     X            X             X
Short Term Bond                                                      X            X             X
Multistrategy Bond                                                   X            X             X
Tax Exempt Bond                                                      X            X             X
U.S. Government Money Market                                                                    X
Tax Free Money Market                                                                           X
Select Growth                                                        X            X             X          X
Select Value                                                         X            X             X          X


                                TABLE OF CONTENTS
                          [page numbers to be updated]

             CERTAIN TERMS USED IN THIS STATEMENT ARE DEFINED IN THE
                        GLOSSARY, WHICH BEGINS ON PAGE 94

                                                                  Page
  STRUCTURE AND GOVERNANCE
         Organization and Business History.................        1
         Shareholder Meetings..............................        1
         Controlling Shareholders..........................        2
         Trustees and Officers.............................        9

  OPERATION OF FRIC                                                15
         Service Providers.................................        15
         Consultant........................................        15
         Advisor and Administrator.........................        15
         Money Managers....................................        18
         Approval of Investment Advisory Agreement.........        19
         Distributor.......................................        22
         Custodian and Portfolio Accountant................        22
         Transfer and Dividend Disbursing Agent............        23
         Order Placement Designees.........................        23
         Independent Accountants...........................        23
         Codes of Ethics...................................        24
         Plan Pursuant to Rule 18f-3.......................        27
         Distribution Plans................................        27
         Shareholder Services Plan.........................        30
         Fund Expenses.....................................        31
         Purchase, Exchange and Redemption of Fund Shares..        31
         Valuation of Fund Shares..........................        35
         Valuation of Portfolio Securities.................        36
         Portfolio Transaction Policies....................        36
         Proxy Voting Policies and Procedures......................36
         Portfolio Turnover Rate...........................        37
         Brokerage Allocations.............................        37
         Brokerage Commissions.............................        38
         Yield and Total Return Quotations.................        40

  INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS        47
         Investment Restrictions...........................        47
         Investment Policies...............................        49
         Certain Investments...............................        55


  TAXES....................................................        76

  MONEY MANAGER INFORMATION................................        82

  RATINGS OF DEBT INSTRUMENTS..............................        89

  FINANCIAL STATEMENTS.....................................        93

  GLOSSARY.................................................        94

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

FRIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Funds is diversified.

FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.


FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares of the Money Market Fund are not subject to an initial sales charge but are subject to a Rule 12b-1 fee of up to 0.75% (currently limited to 0.15%). Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds.


Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.


At January 31, 2004, the following shareholders owned 5% or more of any Class of any Fund's Shares:




[To be filed by amendment]



At January 31, 2004, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund:




[To be filed by amendment]


The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.


TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. There are also two Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are: (1) oversight of the Funds' accounting and financial reporting policies and practices and their internal controls, and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Mmes. Kristianne Blake and Eleanor W. Palmer and Messrs. Raymond P. Tennison, Jr. and Daniel P. Connealy, each of whom is an independent Trustee. For the fiscal year ending October 31, 2003, the Audit Committee held five meetings. FRIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee reviews the maintenance of the Funds' records and the safekeeping arrangements of FRIC's custodian, reviews both the audit and non-audit work of FRIC's independent auditors, submits a recommendation to the Board as to the selection of independent auditors, and pre-approves (i) all audit and non-audit services to be rendered by the auditors for FRIC, (ii) all audit services provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, relating to the operations and financial reporting of FRIC, and (iii) all non-audit services relating to the operations and financial reporting of FRIC, provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, by any auditors with an ongoing relationship with FRIC.

The primary functions of the Nominating and Governance Committee are to: (1) nominate individuals who are not interested persons of FRIC for independent Trustee membership on the Board; (2) evaluate and review the composition and performance of the Board; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. Paul E. Anderson, William E. Baxter and Lee C. Gingrich and Ms. Julie W. Weston, each of whom is an independent Trustee. For the fiscal year ending October 31, 2003, the Nominating and Governance Committee held five meetings.

FRIC paid in aggregate $741,323 for the fiscal year ended October 31, 2003 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees in addition to any travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.




                                Position(s)                                                         No. of
                                Held With                                   Complex               Portfolios in       Other
                                Fund and                              Principal Occupation(s)     Russell Fund     Directorships
         Name, Age,             Length of                                   During the            Overseen by         Held
          Address              Time Served      Term of Office             Past 5 Years             Trustee        by Trustee
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------


  INTERESTED TRUSTEES and
INTERESTED TRUSTEE EMERITUS

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

*George F. Russell, Jr.,       Trustee         Appointed until     o   Director Emeritus, FRC    35             None
                               Emeritus        successor
Born July 3, 1932              and             is duly elected     o   Chairman Emeritus,
                               Chairman        and qualified           FRIC and RIF
909 A Street                   Emeritus                            o   Chairman Emeritus,
Tacoma, Washington             since 1999                              Frank Russell
98402-1616                                                             Securities, Inc.,
                                                                       Russell
                                                                       20/20 Association
                                                                       Frank Russell Trust
                                                                       Company
                                                                   o   Director Emeritus
                                                                       FRIMCo
                                                                   o   From 1984 to
                                                                       December
                                                                       1998, Chairman of the
                                                                       Board of FRIC and RIF
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*Lynn L. Anderson,             Trustee         Appointed until     o   Vice Chairman, FRC        35            o Trustee, The
 Born April 22, 1939           since 1987      successor                                                         SSgA Funds Trustee,
                                               is duly elected     o   Chairman of the                           The (investment
                                               and qualified           Board,                                    company)
                                                                       Trustee, FRIC and RIF
909 A Street                                                       o   CEO and Chairman of
Tacoma, Washington                                                     the Board, Russell
98402-1616                                                             Fund Distributors, Inc.
                               Chairman of     Until successor is      and FRIMCo
                               the Board       chosen and          o   Trustee, President
                               since 1999      qualified by            and Chairman of the
                                               trustees                Board, SSgA Funds
                                                                       (investment company)
                                                                   o   Director and
                                                                       Chairman
                                                                       of the Board, Frank
                                                                       Russell Trust Company
                                                                   o   Director, Frank
                                                                       Russell
                                                                       Investments (Ireland)
                                                                       Limited and Frank
                                                                       Russell Investments
                                                                       (Cayman) Ltd.
                                                                   o   Until October,
                                                                       2002, President and CEO,
                                                                       FRIC and RIF
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------




----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

                                                                                                     No. of
                                                                                                  Portfolios
                                Position(s)                                                            in
                                Held With                                                         Russell Fund        Other
                                Fund and                              Principal Occupation(s)       Complex       Directorships
          Name, Age,            Length of                                   During the            Overseen by         Held
          Address               Time Served      Term of Office            Past 5 Years             Trustee        by Trustee
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------


  INTERESTED TRUSTEES and
INTERESTED TRUSTEE EMERITUS
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*Michael J.A. Phillips,        Trustee         Appointed until     o  1990 - 2003,               35             None
                               Since 2002      successor is duly      President,
Born January 20, 1948                          elected and            FRC,
                                               qualified.          o  1993 - 2003, CEO,
                                                                      FRC
                                                                   o  Chairman of the
                                                                      Board and Director, FRC
909 A Street                                                       o  Trustee, FRIC and
Tacoma, Washington                                                                      RIF
98402-1616                                                         o  Director, FRTC and
                                                                      Frank Russell Capital
                                                                      Inc.
                                                                   o  Director/Chairman,
                                                                      Frank Russell
                                                                      Investments
                                                                      (Delaware), Inc.
                                                                   o  Director, Chairman
                                                                      of The Board and
                                                                      President, Russell
                                                                      20/20 Association
                                                                   o  Director, Frank
                                                                      Russell
                                                                      Company Pty.
                                                                      Limited, Frank Russell
                                                                      Japan Co., Ltd.,
                                                                      Frank Russell
                                                                      Investments (Suisse),
                                                                      S.A., and Frank
                                                                      Russell Company Limited


* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.







                                  Position(s)                                                      No. of
                                   Held With                                                      Portfolios in
                                   Fund and                                                       Russell Fund      Other
                                   Length of                        Principal Occupation(s)         Complex       Directorships
                                    Time                                  During the              Overseen by          Held
      Name, Age, Address           Served      Term of Office            Past 5 Years              Trustee         by Trustee
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

   INDEPENDENT TRUSTEES and
 INDEPENDENT TRUSTEE EMERITUS

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Paul E. Anderson,                 Trustee      Appointed until     o  1996 to present,            35             None
Born October 15, 1931             since 1984   successor is           President, Anderson
                                               duly
                                               elected and            Management Group LLC
909 A Street                                   qualified              (private investments
Tacoma, Washington                                                    consulting)
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Paul Anton, Ph.D.,                Trustee      Appointed until     o  Retired since 1997          35             None
Born December 1, 1919             Emeritus     successor is        o  Trustee of FRIC and
                                  since        duly elected           RIF Until 2002
                                  2003         and qualified
909 A Street
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------









                                  Position(s)                                                 No. of
                                  Held With                                                   Portfolios in           Other
                                   Fund and                                                   Russell Fund          Directorships
                                  Length of                       Principal Occupation(s)     Complex                  Held
                                    Time                           During the                 Overseen by           by Trustee
      Name, Age, Address          Served      Term of Office      Past 5 Years                Trustee
-------------------------------- ------------ ------------------ -------------------------    ---------------     -----------------

   INDEPENDENT TRUSTEES and
 INDEPENDENT TRUSTEE EMERITUS

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
William E. Baxter,                Trustee      Appointed until   o  Retired since 1986        35                   None
Born June 8, 1925                 since 1984   successor is
                                               duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Kristianne Blake,                 Trustee      Appointed until   o  President,                35                   o Trustee
                                  since 2000   successor is         Kristianne                                       WM Group
Born January 22, 1954                          duly                 Gates Blake, P.S.                                of Funds
                                               elected and          (accounting services)                            (investment
                                               qualified                                                             company);
909 A Street
Tacoma, Washington
98402-1616                                                                                                         o  Director,
                                                                                                                     Avista Corp

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Daniel P. Connealy                Trustee      Appointed until   o    2001 - 2003, Vice       35
Born June 6, 1946                 since        successor is           President and Chief                         o  Director,
                                  April 2003   duly                   Financial Officer,                             Gold Banc
909 A Street                                   elected and            Janus Capital Group Inc.                       Corporation,
Tacoma, Washington                             qualified         o    1979 - 2001, Audit                             Inc.
98402-1616                                                            and Accounting Partner,
                                                                      PricewaterhouseCoopers
                                                                      LLP
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Lee C. Gingrich,                  Trustee      Appointed until   o  Retired since 1995        35                  None
Born October 6, 1930              since 1984   successor is
                                               duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Eleanor W. Palmer,                Trustee      Appointed until   o Retired since 1981          35                None
Born May 5, 1926                  since 1984   successor is
                                               duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Raymond P. Tennison, Jr.          Trustee      Appointed until   o  Currently,                35                None
                                  since 2000   successor is         President,
Born December 21, 1955                         duly                 Simpson Investment
                                               elected and
                                               qualified            Company and several
909 A Street                                                        additional subsidiary
Tacoma, Washington                                                  companies, including
98402-1616                                                          Simpson Timber Company,
                                                                    Simpson Paper Company
                                                                    and Simpson Tacoma
                                                                    Kraft Company
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Julie W. Weston,                  Trustee      Appointed until   o  Retired since 2000        35                 None
Born October 2, 1943              since 2002   successor is      o  1987 to 2000,
                                               duly                 Arbitrator,
                                               elected and          The American Arbitration
                                               qualified            Association Commercial
                                                                    Panel
                                                                 o  1995 to 1999,
                                                                    Hearing
                                                                    Officer, University of
                                                                    Washington
                                                                 o  1987 to 2002,
                                                                    Director, Smith Barney
                                                                    Fundamental Value Fund






                                  Position(s) Held                                       Principal Occupation(s)
          Name, Age,            With Fund and Length                                            During the
           Address                 of Time Served       Term of Office                         Past 5 Years
------------------------------- ---------------------- ------------------ -------------------------------------------------------

OFFICERS

------------------------------- ---------------------- ------------------ -------------------------------------------------------
------------------------------- ---------------------- ------------------ -------------------------------------------------------
Leonard P. Brennan,             President and Chief    Until successor    o        President and CEO, FRIC
Born October 11, 1959           Executive Officer      is chosen and      o        President and CEO, RIF
                                since 2002             qualified by       o        Director, Russell Fund Distributors, Inc.,
909 A Street                                           Trustees                    Frank Russell Company, S.A., Frank Russell
Tacoma, Washington                                                                 Investments (Singapore) Private Limited and Frank
98402-1616                                                                         Russell Investments (UK) Limited
                                                                             o        Director, President and CEO, FRIMCo
                                                                             o        Director and COO, Frank Russell Company
                                                                             o        Limited and Russell Systems Limited
                                                                             o        President, Russell Insurance Agency, Inc.
                                                                             o        1995 to present, Managing Director of
                                                                                   International Operations of FRC

------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
Mark E. Swanson,                Treasurer and Chief     Until successor   o Treasurer and Chief Accounting Officer, FRIC
Born November 26, 1963          Accounting Officer      is chosen and       and RIF 1998 to present,
                                since 1998              qualified by      o Director, Funds Administration, FRIMCo and
                                                        Trustees            Frank Russell Trust Company
909 A Street                                                              o Treasurer, SSgA Funds (investment company);
Tacoma, Washington                                                        o Manager, Funds Accounting and Taxes, Russell
                                                                            Fund Distributors, Inc.
98402-1616
                                                                          o April 1996 to August 1998, Assistant
                                                                            Treasurer, FRIC and RIF; November 1995
                                                                            to July 1998, Assistant Secretary,
                                                                            SSgA Funds; February 1997 to July
                                                                            1998,Manager, Funds Accounting and
                                                                            Taxes, FRIMCo
------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
Randall P. Lert,                 Director of            Until removed by  o Director of Investments, FRIC and RIF
Born October 3, 1953             Investments since      Trustees          o Chief Portfolio Strategist, FRIMCo
                                 1991                                     o Chief Investment Officer, Frank Russell
                                                                            Trust Company
909 A Street                                                              o Director, FRIMCo and Russell Fund
                                                                            Distributors, Inc.
Tacoma, Washington
98402-1616
------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
------------------------------- ---------------------- ------------------ -------------------------------------------------------
Karl J. Ege,                     Secretary and          Until removed by  o Secretary and General Counsel, FRIC, RIF,
Born October 8, 1941             General Counsel        Trustees            FRIMCo, Frank Russell Trust Company and Russell
                                 since 1994                                 Fund Distributors, Inc.
909 A Street                                                              o Director, Secretary and General Counsel,
Tacoma, Washington                                                          Frank Russell Capital Inc.
98402-1616                                                                o Director and Secretary, Russell 20-20
                                                                              Association
------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
Mark D. Amberson,                Director of            Until removed by  o Director of Short-Term Investment Funds,
                                                                            FRIC, RIF,
Born July 20, 1960               Short-Term             Trustees            FRIMCo and Frank Russell Trust Company
                                 Investment Funds                         o From 1991 to 2001, Portfolio Manager, FRIC,
                                 since 2001                                 RIF, FRIMCo and Frank Russell Trust Company
909 A Street
Tacoma, Washington
98402-1616
------------------------------- ---------------------- ------------------ -------------------------------------------------------



                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003

                                                                                                           TOTAL COMPENSATION
                                                      PENSION OR RETIREMENT                               FROM FRIC AND RUSSELL
                                    AGGREGATE                                      ESTIMATED ANNUAL
                                   COMPENSATION        BENEFITS ACCRUED AS          BENEFITS UPON             FUND COMPLEX
   INTERESTED TRUSTEES and          FROM FRIC         PART OF FRIC EXPENSES           RETIREMENT            PAID TO TRUSTEES
   ------------------------         ---------         ---------------------           ----------            ----------------

INTERESTED TRUSTEE EMERITUS

Lynn L. Anderson                    $   0                      $ 0                       $ 0               $         0
Michael J. Phillips                 $   0                      $ 0                       $ 0               $         0
George F. Russell, Jr.              $   0                      $ 0                       $ 0               $         0

  INDEPENDENT TRUSTEES and
 INDEPENDENT TRUSTEE EMERITUS
Paul E. Anderson                 $_______                      $ 0                       $ 0                  $_______
Paul Anton, Ph.D.*               $_______                      $ 0                       $ 0                  $_______
William E. Baxter                $_______                      $ 0                       $ 0                  $_______
Kristianne Blake                 $_______                      $ 0                       $ 0                  $_______
Daniel P. Connealy**             $_______                      $ 0                       $ 0                  $_______
Lee C. Gingrich                  $_______                      $ 0                       $ 0                  $_______
Eleanor W. Palmer                $_______                      $ 0                       $ 0                  $_______
Raymond P. Tennison, Jr.         $_______                      $ 0                       $ 0                  $_______
Julie W. Weston                  $_______                      $ 0                       $ 0                  $_______

* Dr.  Anton was elected  Trustee  Emeritus  effective  December 31, 2002 ** Mr.
Connealy was elected to the Board of Trustees on April 24, 2003.



                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003




                                                                                   AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                   INVESTMENT COMPANIES OVERSEEN
                                                 DOLLAR RANGE OF EQUITY            BY TRUSTEES IN RUSSELL FUND
  INTERESTED TRUSTEES and                        SECURITIES IN EACH FUND           COMPLEX
 INTERESTED TRUSTEE EMERITUS
Lynn L. Anderson
Michael J. Phillips
George F. Russell, Jr.

  INDEPENDENT TRUSTEES and
INDEPENDENT TRUSTEE EMERITUS

Paul E. Anderson
Paul Anton, Ph.D.
William E. Baxter
Kristianne Blake
Daniel P. Connealy
Lee C. Gingrich
Eleanor W. Palmer
Raymond P. Tennison, Jr.
Julie W. Weston







                                OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:


Consultant and Trade Placement Agent   Frank Russell Company


Advisor, Administrator, Transfer and   Frank Russell Investment Management
Dividend Disbursing Agent              Company

Money Managers                         Multiple professional discretionary
                                       investment management organizations

Custodian and Portfolio Accountant     State Street Bank and Trust Company


CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, and trade placement services to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and certain of its wholly owned subsidiaries, (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture, and (iii) trade placement services on behalf of FRIMCo and other wholly-owned subsidiaries.


As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, asset distribution and estate preservation. Products include permanent and term life insurance, disability income insurance, long-term care insurance and annuity plans for personal, business, estate planning and pension markets; trust services; mutual funds and other securities.


ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo, with the assistance of FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates Fund assets among money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager arranges for execution of portfolio securities transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. (See, "Investment Policies--Cash Reserves.") FRIMCo may also directly manage portions of a Fund during periods of transitions from one money manager to another.


FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and U.S. Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each class of each Fund other than Class Y Shares which pay administrative fees at cost. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)


In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves and collateral for all Funds (except the Tax Exempt Bond Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in the Money Market Fund is 0.10% (net of fee waivers and reimbursements). Currently, the cash reserves and collateral for the Tax Exempt Bond Fund are invested in FRIC's Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in the Tax Free Money Market Fund is 0.25%.

The following Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2003, October 31, 2002 and October 31, 2001, respectively:

                               10/31/03          10/31/02          10/31/01
Diversified Equity                               $9,254,865       $10,536,406
Special Growth                                    6,221,205         6,777,311
Quantitative Equity                               9,943,216        10,980,154
International Securities                          8,363,529         9,345,463
Real Estate Securities                            5,707,148         5,750,916
Diversified Bond                                  3,569,206         3,358,849
Multistrategy Bond                                4,233,397         4,104,822
Tax Exempt Bond                                     551,526           483,580
U.S. Government Money Market                        201,662           249,169
Tax Free Money Market                               440,241           444,583
Equity I                                          4,972,980         7,240,630
Equity II                                         5,562,052         5,913,198
Equity Q                                          8,824,945         8,179,910
Tax-Managed Large Cap                             3,386,483         4,239,472
Tax-Managed Mid & Small Cap                       1,024,572         1,111,853
International                                     7,627,752         8,555,641
Emerging Markets                                  3,889,017         3,954,721
Fixed Income I                                    3,628,473         3,535,716
Fixed Income III                                  1,936,570         2,494,887
Short Term Bond                                   2,619,949         2,012,394
Money Market                                      4,843,540         4,870,042
Select Growth*                                      445,917           321,342
Select Value*                                       596,781           319,924

* The Select  Growth and Select  Value Funds  commenced  operations  January 31,
2001.

FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets.

The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.

[For the Money Market Fund, FRIMCo has contractually agreed to waive, until February 29, 2005, 0.15% of its 0.25% combined advisory and administrative fee.] FRIMCo waived fees in the amounts of $2,922,025, $2,906,032 and $_______________
for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $1,948,017, $1,937,508 and $____________ for the fiscal years ended October 31,
2001, 2002 and 2003, respectively.

For the U.S. Government Money Market Fund, prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.25% combined advisory and administrative fee, to the extent that Fund expenses exceeded 0.30% of the Fund's average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $249,169, $151,294 and $____________ for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. The Fund paid no advisory or administrative fees for the fiscal year ended October 31, 2001. The Fund paid $50,368 and $____________ for the fiscal years ended October 31, 2002 and 2003, respectively.

For the Tax  Free  Money  Market  Fund,  prior  to March  1,  2003,  FRIMCo  had contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees. FRIMCo waived fees in the amounts of $177,833, $176,103 and $___________ for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $266,750, $264,139 and $___________ for the fiscal years ended October 31, 2001, 2002 and 2003, respectively.

For the Multistrategy Bond Fund, FRIMCo did not waive any portion of its combined advisory and administrative fees for the fiscal years ended October 31, 2001, 2002 and 2003. For the fiscal years ended October 31, 2001, 2002 and 2003, the Fund paid fees equal to $4,104,822, $4,233,397 and $______________, respectively.

[For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until __________, 2005, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed ______% of the average daily net assets of that Fund on an annual basis.] Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $313,137, $283,457 and $___________ for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. There was no reimbursement for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $798,716, $741,115 and $____________ for the fiscal years ended October 31, 2001, 2002 and 2003, respectively.

[For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until _____________, 2005, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed _____% of average daily net assets of that Fund on an annual basis.] Until February 28, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $575,014, $965,164 and $____________ for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. There was no reimbursement for expenses over the cap in the fiscal year ended October 31, 2001. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,437,380, $1,654,785 and $_____________ for the fiscal years ended October 31, 2001, 2002 and 2003, respectively.

[For the Class Y Shares of each Institutional Fund, FRIMCo has contractually agreed to waive, at least until _____________, 2005, up to the full amount of its transfer agency fees to the extent that those fees would affect "Other Expenses" of Class Y Shares of an Institutional Fund by one basis point or more.] For the fiscal years ended October 31, 2001, 2002 and 2003, respectively, FRIMCo did not waive any portion of its transfer agency fees for any of the Institutional Funds.

[For the Select Growth Fund, FRIMCo has contractually agreed to waive at least until _________________, 2005, up to the full amount of its transfer agency fees, administrative fees, and advisory fees, to the extent that expenses for each of Class C, Class E, Class I and Class S exceed _____%, _____%, _____% and _____%, respectively, of the average daily net assets of each such class on an annual basis.] If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, Class E, Class I and Class S to _____%, _____%, _____% and _____%, respectively. Prior to March 1, 2003,
FRIMCo had contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, prior to March 1, 2003, after applying the foregoing waiver, FRIMCo contractually agreed to waive, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceeded 0.26%. 0.26%, 0.26% or 0.01%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amounts of $306,973, $382,414 and $___________________ for the fiscal years ended October 31, 2001, 2002 and 2003, respectively.

[For the Select Value Fund, FRIMCo has contractually agreed to waive at least until __________________, 2005, up to the full amount of its transfer agency fees, administrative fees, and advisory fees, to the extent that expenses for Class C, Class E, Class I and Class S exceed _____%, _____%, _____% and _____%, respectively, of the average daily net assets of each such class on an annual basis.] If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, Class E, Class I and Class S to _____%, _____%, _____% and _____%, respectively. Prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, prior to March 1, 2003, after applying the foregoing waiver, FRIMCo contractually agreed to waive up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceed 0.26%. 0.26%, 0.26% or 0.01%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amount of $275,006, $328,337 and $____________ for the fiscal years ended October 31,
2001, 2002 and 2003, respectively.

FRIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.


MONEY MANAGERS. Except with respect to the Money Market and U.S. Government Money Market Funds, the Funds' money managers have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.


From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2003, 2002 and 2001, management fees paid to the money managers were:



                                                                                              Annual rate
Fund                                                            $Amount Paid             (as a % of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------------


                                            2003             2002             2001           2003       2002       2001
                                            ----             ----             ----           ----       ----       ----

Equity I                                                  $1,781,977       $2,488,876                   0.21%      0.20%
Equity II                                                  3,050,791        3,151,419                   0.41%      0.39%
Fixed Income I                                               772,370          731,696                   0.06%      0.06%
Short Term Bond                                              901,066          725,336                   0.17%      0.18%
Fixed Income III                                             490,071          663,128                   0.14%      0.14%
International                                              3,566,365        4,010,774                   0.34%      0.34%
Equity Q                                                   2,634,507        2,556,653                   0.17%      0.18%
Tax-Managed Large Cap                                      1,145,352        1,426,055                   0.25%      0.25%
Tax-Managed Mid & Small Cap                                  424,207          462,099                   0.42%      0.43%
Emerging Markets                                           1,749,735        1,994,655                   0.54%      0.61%
Diversified Equity                                         2,441,455        2,752,388                   0.21%      0.21%
Special Growth                                             2,665,772        2,831,559                   0.41%      0.40%
Diversified Bond                                             456,791          434,847                   0.06%      0.06%
International Securities                                   2,939,076        3,473,692                   0.34%      0.36%
Multistrategy Bond                                           888,885          907,674                   0.14%      0.14%
Quantitative Equity                                        2,211,770        2,632,544                   0.18%      0.19%
Real Estate Securities                                     1,772,730        1,725,449                   0.27%      0.26%
Tax Exempt Bond                                              332,285          293,119                   0.21%      0.21%
Tax Free Money Market                                        136,779          138,703                   0.08%      0.08%
Select Value*                                                190,649          121,516                   0.24%      0.21%
Select Growth*                                               183,382          123,080                   0.35%      0.24%

* The Select Value and Select Growth Funds commenced operations on January 31, 2001.


Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager at a meeting held on February 25, 2003. In connection with this review, the Board, with the advice and assistance of independent counsel, received and considered information and reports relating to the services provided to the Funds by FRIMCo (and its affiliates) and each Money Manager.

In evaluating the advisory agreement and the portfolio management contracts, the Board considered that the Funds, in employing a manager of managers method of investment for each Fund, other than the Money Market Fund and U.S. Government Money Market Fund (the "Internally Managed Funds"), operate in a manner that is distinctly different in several fundamental respects from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo manages the Internally Managed Funds in this other manner. All Funds, other than the Internally Managed Funds and the Tax Free Money Market, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds which, in light of their investment strategies, are currently managed only by a single Money Manager (the "Single Manager Funds"), have multiple Money Managers.


The Board considered that, under the advisory agreement, FRIMCo, rather than the Money Managers, is responsible for determining, implementing and maintaining the investment program for each Fund. With the exception of the Internally Managed Funds and the Single Manager Funds, assets of each Fund have been allocated among multiple Money Managers. The assets of the Single Manager Funds have been allocated to a single Money Manager. The assets of the Internally Managed Funds are managed by FRIMCo using its own individual portfolio managers.

With respect to the Funds other than the Internally Managed Funds, FRIMCo is responsible for selecting Money Managers for each Fund and determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund functions in the role of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending to the Board whether portfolio management contracts should be renewed, modified or terminated. FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and the addition of new Money Managers or replacement of existing Money Managers when, based on its research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of each Money Manager and to combine the investment activities of each in a complementary manner. FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Managers of the same Fund. Moreover, the performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed upon their selection of portfolio securities. The overall performance of each Fund therefore reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.


The Board also considered that the prospectuses of the Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Fund's Money Managers in the case of Funds other than the Internally Managed Funds, and describe the manner in which the Funds operate so that investors may take such information into account when deciding to purchase shares of any Fund.


In addition to these general factors relating to the manager of managers structure of the Funds other than the Internally Managed Funds, the Trustees, in evaluating the renewal of the advisory agreement considered, with respect to each Fund various specific factors, including the following:


         1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

         2. Information as to the performance of each Fund in comparison to investment companies not managed by FRIMCo believed to be generally comparable in investment objectives and size to such Fund ("Comparable Funds") over varying periods of time taking into account, for each Fund, other than the Internally Managed Funds, the particular objectives of the manager of managers structure utilized by FRIC;

         3. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees paid to any Money Managers of such Fund;

         4.    Other fees and benefits received by FRIMCo or its affiliates from
               the  Fund,   including   administrative,   cash   management  and
               securities lending fees;

         5.    Information  as to  investment  advisory  fees paid to Comparable
               Funds;

         6. Information concerning the expense ratio of the Fund and expense ratios of Comparable Funds, taking into account for Funds other than the Internally Managed Funds the general impact of a manager of managers structure upon expenses;

         7. The profitability that FRIMCo derives from its mutual fund operations generally and from each Fund;

         8. Any measures identified or under consideration by FRIMCo to improve Fund performance;

         9. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund; and

         10. With respect to each Fund other than the Internally Managed Funds, the special expertise of FRIMCo with respect to the manager of managers fund structure of such Fund and the likelihood that, at the current expense ratio of such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of the Fund.

The Trustees in evaluating the renewal of each portfolio management contract with each Money Manager considered various specific factors, including the following:

         1. Information as to the performance of the Money Manager, including FRIMCo's evaluation of the Money Manager's performance in light of FRIMCo's expectations and any constraints placed upon the Money Manager by FRIMCo in the selection of securities for the Fund segment under its management;

         2. FRIMCo's determination that continuation of the portfolio management contract would facilitate FRIMCo's conduct of a Fund's investment program and information as to the impact of the Money Manager's segment upon the performance of the Fund as a whole;

         3. The fact that no change was proposed to the fee rate paid to the Money Manager under the portfolio management contract;

         4. The fact that the Money Manager's fees are paid by FRIMCo from its fees under the advisory agreement rather than by a Fund; the interest of FRIMCo in negotiating and renegotiating reasonable fees with Money Managers; the strategy utilized by FRIMCo generally in negotiating and renegotiating fees with Money Managers; and the generally favorable relationships between investment advisory fees negotiated by FRIMCo with Money Managers and the published standard rates of such Money Managers (taking into account that the published rates may cover administrative services not needed by a Fund); and

         5.    The  belief  of  FRIMCo  that  the  Money   Manager's   fees  are
               competitive and reasonable; information as to the aggregate investment advisory fees paid by each Fund; and the fact that the aggregate investment advisory fees paid by each Fund are, in the Board's opinion, competitive and reasonable.

Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement and each of the portfolio management contracts would be in the best interests of each Fund and its shareholders and, on that basis, approved their renewals.





DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.


CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

         CUSTODY:

Domestic Custody

               o $3,000 per portfolio per fund; and o First $10 billion in average daily net assets - 0.75%, o Over $10 billion - 0.65%.

Global Custody


               o First $500 million in month end net assets - 0.11% - 0.35% depending on the geographic classification of the investments in the international funds,

               o Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds; and

               o   A transaction charge ranging from $25 - $100 depending on the
                   geographic   classification   of  the   investments   in  the
                   international funds.


All Custody

               o Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction;

               o Futures and Options charges range from $8.00 - $25.00; o Monthly pricing fees of $375.00 per portfolio and $6.00 - $11.00 per security; o On-line access charges of $2,500 per fund; and


               o Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on cash reserves will be used to offset the Funds' custodian expense.


         FUND ACCOUNTING:

               o Domestic Fund Accounting o $10,000 per portfolio; and 0.015% of average daily net assets.


               o International Fund Accounting $24,000 per portfolio per year; and 0.03% of month end net assets.

Yield Calculation Services

               o   $4,200 per fixed income fund.


Tax Accounting Services

               o $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund.

The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

Domestic Fund Accounting Multiple Class - in addition to the charges listed above, the Funds pay multiple class charges as follows: 2-3 classes, $1,250 per month, per class or $15,000 annually per class; greater than 3 classes, $850 per month, per class or $10,200 annually per class.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts, systems capabilities and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCO is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.


ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.


INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.




CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.



                                                                                                       Does the code contain
                                                                                                        all of the required
                                      Personal investing       Are investments in securities owned     Rule 17j-1 provisions?
         MONEY MANAGER                     allowed?             by the advised sub-trust allowed?

AEW Management and Advisors,      Yes                         No                                      Yes
L.P.
Alliance Capital Management       Yes                         Yes, but not in securities with         Yes
L.P. through its Bernstein                                    pending or possible client buy or
Investment Research and                                       sell orders
Management Unit
AQR Capital Management, LLC       Yes                         Yes, but not in securities on a         Yes
                                                              restricted list
Ark Asset Management Co., Inc.    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
Aronson+Johnson+Ortiz, LP         Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
Arrowstreet Capital, Limited      Yes                         Yes                                     Yes
Partnership
Axiom International Investors     Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders
Barclays Global Fund Advisors     Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders and certain blackouts
                                                              apply to securities of Barclays PLC
                                                              and securities underwritten by
                                                              Barclays affiliates
The Boston Company Asset          Yes                         Yes, but not in securities with         Yes
Management, LLC                                               pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not purchase securities issued by
                                                              financial services organizations
Capital International, Inc.       Yes                         Yes                                     Yes
CapitalWorks Investment           Yes                         Yes, but not in securities with         Yes
Partners, LLC                                                 pending or possible client buy or
                                                              sell orders
David J. Greene and Company, LLC  Yes                         Yes                                     Yes
Delaware International Advisers   Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders
Delaware Management Company, a    Yes                         Yes, but not in securities with         Yes
series of Delaware Management                                 pending or possible client buy or
Business Trust                                                sell orders
Delphi Management, Inc.           Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
DePrince, Race & Zollo, Inc.      Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
Fidelity Management & Research    Yes                         Yes, but cannot purchase closed-end     Yes
Company                                                       funds for which Fidelity performs
                                                              pricing and bookkeeping, securities
                                                              of certain broker-dealers or
                                                              interests in hedge funds and
                                                              investment clubs
Foreign & Colonial Emerging       Yes                         Yes, cannot purchase securities on a    Yes
Markets Limited                                               restricted list
Frank Russell Investment          Yes                         Yes, but not in securities with         Yes
Management Company                                            pending or possible client buy or
                                                              sell orders
Franklin Portfolio Associates,    Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not invest in securities of
                                                              financial services organizations
Fuller & Thaler Asset             Yes                         Yes, but not in securities with         Yes
Management, Inc.                                              pending or possible client buy or
                                                              sell orders
Geewax, Terker & Company          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
Genesis Asset Managers Limited    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
Goldman Sachs Asset Management,   Yes                         Yes, but not in securities with         Yes
L.P.                                                          pending or possible client buy or
                                                              sell orders
INVESCO Realty Advisors, a        Yes                         Yes, but not in securities on a         Yes
division of INVESCO                                           restricted list
Institutional (N.A.), Inc.
Iridian Asset Management LLC      Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
Jacobs Levy Equity Management,    Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
John A. Levin & Co., Inc.         Yes                         Yes, subject to blackout periods        Yes
J.P. Morgan Investment            Yes                         Yes, but not in securities with         Yes
Management Inc.                                               pending or possible client buy or
                                                              sell orders
Kayne Anderson Rudnick            Yes                         Yes, but not in securities with         Yes
Investment Management, LLC                                    pending or possible client buy or
                                                              sell orders
Lincoln Capital Fixed Income      Yes                         Yes, but not in securities with         Yes
Management Company, LLC                                       pending or possible client buy or
                                                              sell orders
Marsico Capital Management        Severely restricts          No                                      Yes
Company, LLC                      personal trading except
                                  for certain specific
                                  transactions such as the
                                  purchase of mutual fund
                                  shares, commercial
                                  paper, etc.
Marvin & Palmer Associates, Inc.  Yes                         Yes                                     Yes
Mastholm Asset Management, LLC    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
Merganser Capital Management      Yes                         Yes, but may not enter into             Yes
L.P.                                                          transactions that may result in
                                                              conflicts of interest with clients
MFS Institutional Advisors, Inc.  Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
Montag & Caldwell, Inc.           Yes                         Yes, but not in securities on a         Yes
                                                              restricted stock list
Morgan Stanley Investments, LP    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
Oechsle International Advisors,   Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders
Pacific Investment Management     Yes, but must use a         Yes, but not in securities with         Yes
Company, LLC                      registered broker for       pending or possible client buy or
                                  transactions in publicly    sell orders
                                  traded securities
Roxbury Capital Management, LLC   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
RREEF America L.L.C.              Yes                         Yes, but transactions in securities     Yes
                                                              with pending or possible client buy
                                                              or sell orders require prior approval
Sands Capital Management, Inc.    Yes                         Yes, subject to blackout periods        Yes
Standish Mellon Asset             Yes                         Yes, subject to blackout periods,       Yes
Management Company LLC                                        however, transactions in securities
                                                              on a restricted list, transactions in
                                                              securities of financial services
                                                              organizations and margin and option
                                                              transactions are prohibited
STW Fixed Income Management       Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders
Suffolk Capital Management, LLC   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders or in securities of which
                                                              10% or more are held in portfolios
                                                              managed by Suffolk
Systematic Financial              Yes                         Yes, but not in securities with         Yes
Management, L.P.                                              pending or possible client buy or
                                                              sell orders
TCW Investment Management         Yes                         Yes, but not in securities with         Yes
Company                                                       pending or possible client buy or
                                                              sell orders
TimesSquare Capital Management,   Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
T.  Rowe  Price  International,   Yes                         Yes,  but not in  securities  with      Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
Turner Investment Partners, Inc.  Yes                         Yes, but not in securities in which     Yes
                                                              the adviser has a long or short
                                                              position or with pending or possible
                                                              client buy or sell orders
Weiss, Peck & Greer, LLC          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders



PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. The Board has taken the following actions:

               o At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund").

               o At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds.

               o On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes.

               o On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and Tax-Managed Global Equity Fund.

               o   On November 22, 1999,  the Board  amended the Rule 18f-3 Plan
                   to  create   Class  A  Shares   for  all  Funds   except  the
                   Institutional Funds and the money market funds.

               o On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund, (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge.

               o On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund.

               o On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class I and Class Y to each of the Real Estate Securities and Short Term Bond Funds.

               o On October 8, 2002, the Board amended the Rule 18f-3 Plan to create Class A, Class B and Class C Shares of the Russell Multi-Manager Principal Protected Fund.

               o On November 25, 2002, the Board amended the Rule 18f-3 Plan with respect to all FRIC Funds, other than the Russell Multi-Manager Principal Protected Fund, to remove the Class A Shares from the Shareholder Services Plan and to add the Class A Shares to the 12b-1 Distribution Plan.

For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.


DISTRIBUTION PLANS. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Multiple Class Fund has adopted a distribution plan (the "Distribution Plan") in accordance with the Rule.

Description of the Distribution Plan for Multiple Class Funds
In adopting the Distribution Plan for each Multiple Class Fund, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan for each Multiple Class Fund, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Multiple Class Funds by enabling those Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Multiple Class Fund would have.


For each Multiple Class Fund, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class B and Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class A, Class B or Class C Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.


For each Multiple Class Fund, the Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class B and Class C Shares for any activities or expenses primarily intended to result in the sale of Class A, Class B and Class C Shares of such Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote") and a vote of the Trustees, including a majority of the Independent Trustees.

For the Multiple Class Funds, the Distribution Plan does not provide for those Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Multiple Class Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.




Selling Agent Agreements for Multiple Class Funds
Under the Distribution Plans, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the following Multiple Class Funds' Class C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2003, 2002 and 2001 (these amounts were for compensation to dealers):


                                               10/31/03              10/31/02             10/31/01

            Diversified Equity                                     $201,641             $156,405
            Special Growth                                          118,123               84,042
            Quantitative Equity                                     206,577              152,044
            International Securities                                130,226               92,818
            Real Estate Securities                                   78,232               34,478
            Diversified Bond                                        143,132               79,710
            Tax-Managed Large Cap                                    61,172               56,251
            Tax-Managed Mid & Small Cap                              23,885               19,501
            Short Term Bond                                          54,654                7,379
            Multistrategy Bond                                      141,236               96,253
            Tax Exempt Bond                                          29,167               11,217
            Emerging Markets                                         30,554               18,102
            Select Growth                                            10,819                5,884
            Select Value                                             15,906                8,344

No Class A or Class B Shares of any Fund were issued or outstanding during the periods shown.


SHAREHOLDER SERVICES PLANS. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds. This services plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999, August 7, 2000 and November 25, 2002. This plan is referred to as the "Service Plan."

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class B, Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class B, Class C or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class B, Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Multiple Class Funds' Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2003:


                                                                        Class C                  Class E

            Diversified Equity                                           $                        $
            Special Growth
            Quantitative Equity
            International Securities
            Real Estate Securities
            Diversified Bond
            Tax-Managed Large Cap
            Tax-Managed Mid & Small Cap
            Short-Term Bond
            Equity I
            Equity II
            Fixed I
            Fixed III
            International
            Equity Q
            Emerging Markets
            Multistrategy Bond
            Tax Exempt Bond
            Select Growth
            Select Value




No Class A or Class B Shares of any Fund were issued during the period shown.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records (except for Money Market, Tax Exempt Bond, U.S. Government Money Market, Tax Free Money Market and Tax-Managed Large Cap Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.


As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2005 all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.



PURCHASE,   EXCHANGE  AND  REDEMPTION  OF  FUND  SHARES.  As  described  in  the
Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.


Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.


Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) payments pursuant to a distribution plan or shareholder services plan for that specific class, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.



Class A Shares of the Money Market Fund

Class A shares of the Money Market Fund are sold without an initial sales charge. Financial Intermediaries that sell Class A shares will receive the distribution fee payable under the Distribution Plan at an annual rate equal to 0.75% (presently limited to 0.15%) of the average daily net assets represented by the Class A shares sold by them.



Class C Shares of all Funds

Financial intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds'
Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class E Shares of all Funds

Financial intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class I, S and Y Shares of all Funds

Financial intermediaries will receive no shareholder services or distribution fees for these classes of shares.




Frequent Trading: The Funds do not knowingly permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if a Fund is able to determine that you are engaging in this type of activity a Fund may at its sole discretion suspend or terminate your trading privileges. The Funds will use reasonable efforts to detect market timers, but may not be able to detect market timing in all types of accounts, such as accounts held through Financial Intermediaries. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.


Minimum Investment Requirements. You may be eligible to purchase Fund Shares if you do not meet the applicable required minimum investment. The Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund, and the minimum investment required has not been waived for you, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

Uncashed Checks. Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Referral Fees. The Distributor may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.


VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter ("OTC") are valued on the basis of official closing price. Fixed-income securities are valued on the basis of the closing bid price, and options and futures contracts are valued on the basis of last sale price or settlement price for futures.


Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.


International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short Term Securities maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Short-term securities maturing within 60 days at time of purchase held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.


Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.


The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day as of the close of the non-U.S. markets on which such securities are traded at various times prior to the close of trading on the U.S. markets. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, significant events, including but not limited to an increase or decrease in U.S. market indices meeting standards of significance specified in the procedures established by the Board, that affect the values of such securities may occur between the times at which they are generally determined and the close of the U.S. markets, and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Quantitative Equity, International Securities, Real Estate Securities, Select Growth, Select Value and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income III, Special Growth, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a lower portfolio turnover rate for the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Fund decides to purchase the same security, thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' investment objective and policies, those Funds' ability to change money managers may be constrained.


The Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, do not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.


PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). FRIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although FRIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of FRIMCo's clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and FRIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines. Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

Beginning in late August 2004, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.russell.com and on the SEC's website at http://www.sec.gov..


PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.


The portfolio turnover rates for the fiscal years ended October 31, 2003 and 2002 for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:



                                    10/31/03           10/31/02

Equity I                                                 130.46%
Equity II                                                126.57
Equity Q                                                  71.16
Tax-Managed Large Cap                                     65.39
Tax-Managed Mid & Small Cap                               89.13
International                                             87.84
Emerging Markets                                          90.21
Fixed Income I                                           165.28
Fixed Income III                                         231.09
Diversified Equity                                       128.80
Special Growth                                           125.06
Quantitative Equity                                       71.10
International Securities                                  79.09
Real Estate Securities                                    67.70
Diversified Bond                                         156.21
Short Term Bond                                          163.86
Multistrategy Bond                                       252.09
Tax Exempt Bond                                           39.83
Select Growth*                                           212.37
Select Value*                                             92.95






A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").


BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager or by FRIMCo. FRIC's arrangements with FRIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. The factors that may be considered in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any (for the specific transaction and on a continuing basis) and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, FRIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo or a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.


The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to obtain either research services for FRIMCo, to assist it in its capacity as a manager of managers, to generate commission rebates to the Funds on whose behalf the trades were made or to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions.


For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents only to the extent that the Funds will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Funds generating the trading activity, but may also benefit other Funds within FRIC and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds will benefit from research provided with respect to trading by those other funds and clients. A portion of the research services will be obtained at cost from Russell/Mellon Analytical Services, Inc. ("RMAS"), an affiliate of FRIMCo. RMAS is a joint venture between FRC and Mellon Bank, and is a major supplier of investment analytics to the investment management industry world-wide. In some cases, research may also be provided by non-affiliated brokers.


Decisions concerning the acquisition of research services are approved and monitored by a FRC Soft Dollar Committee, which consists principally of individual employees in research and investment management roles. The committee acts as an oversight body with respect to all purchases of research services using soft dollars generated by funds managed by FRC affiliates, including the Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.


FRS also rebates to the Funds a portion of commissions earned on certain trading by the Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research needs have been met, as determined annually in the Soft Dollar Committee budgeting process.


FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services are at ordinary and customary commission rates and do not result in commission rebates.

BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. FRC maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.


During the fiscal years ended October 31, 2003, 2002 and 2001, the brokerage commissions paid by the Funds were:


                                 2003              2002             2001
                                 ----              ----             ----

Equity I                                        $2,776,746       $3,222,483
Equity II                                        3,363,789        2,070,939
Equity Q                                         2,008,344        1,801,456
Tax-Managed Large Cap                              509,418          531,811
Tax-Managed Mid & Small Cap                        371,672          237,723
International                                    4,216,242        4,735,081
Emerging Markets                                 1,785,322        1,445,466
Diversified Equity                               3,601,814        3,433,247
Special Growth                                   2,669,059        1,944,664
Quantitative Equity                              1,404,297        1,588,513
International Securities                         2,635,602        3,832,844
Real Estate Securities                           1,630,695        1,216,472
Select Growth*                                     349,593          225,978
Select Value*                                      294,614          173,575

* The Select Growth and Select Value Funds commenced operations on January 31, 2001.



The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

The Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.


During the fiscal year ended October 31, 2003, approximately $_____ million of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the fiscal years ended October 31, 2003, 2002 and 2001 from portfolio transactions effected for the Funds, were as follows:


                                                   2003                                  2002                           2001
                                                 Percent of                           Percent of                     Percent of
                                                    Total                               Total                          Total
Affiliated Broker/Dealer      Commissions        Commissions        Commissions      Commissions     Commissions    Commissions
------------------------

Autranet                                                                 $   --              --          $   --             --
Commerze Bank                                                                --              --              --             --
Credit Lyonnais                                                           4,109           0.01%              --             --
Donaldson, Lufkin & Jenrette                                                 --              --              --             --
Frank Russell Securities                                              3,584,500          12.78%       3,143,852         10.54%
JP Morgan                                                                    --             --               --            --
Robert W. Baird & Co.                                                     9,616           0.03%          31,627          0.11%
Robinson Humphrey                                                            --             --               --            --
Salomon Smith Barney                                                         --             --               --            --
Sanford Bernstein                                                        10,765           0.04%          32,732          0.11%
Schroder&Co.                                                                 --             --               --            --
Total*                                                               $3,608,990          12.87%      $3,208,211         10.76%

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2003 for the Funds was __________%*.
-----------
* These  numbers  include  commissions  paid by the Equity III and Equity Income
Funds for the  periods  shown.  The  Equity  III and  Equity  Income  Funds were reorganized into the Select Value Fund on October 27, 2003.

During the fiscal year ended October 31, 2003, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of October 31, 2003, was as follows:



                              Credit                                                              Morgan                      USB
                              Suisse                   Investment      Lehman                    Stanley       Salomon     Financial
                               First       Goldman     Technology     Brothers      Merrill        Dean         Smith       Services
Fund                          Boston        Sachs         Group         Inc.         Lynch        Witter       Barney        Group
--------------------------- ------------ ------------ -------------- ------------ ------------ ------------- ------------ ----------
--------------------------- ------------ ------------ -------------- ------------ ------------ ------------- ------------ ----------

Equity I
Equity II
Equity Q
International
Fixed Income I
Fixed Income III
Diversified Equity
Special Growth
Quantitative Equity
International Securities
Diversified Bond
Short Term Bond
Multistrategy Bond
Emerging Markets
Tax-Managed Large Cap
Tax-Managed Mid &
      Small Cap
Select Growth
Select Value



At October 31, 2003, the Funds did not have any holdings in their following remaining top 10 broker-dealers:

         Broadcourt Capital, Corp.
         Correspondent Services Corporation



YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.

Calculation of Average Annual Total Return.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

Where:        P   =  a hypothetical initial payment of $1,000;
              T   =  Average annual total return;
               n  =  Number of years; and
             ERV     = Ending  redeemable  value  of a  hypothetical
                     $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for all classes of Shares are set forth below.

Calculation of Average Annual Total Return After Taxes on Distributions.
Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n =ATVD

Where:        P   =  hypothetical initial payment of $1,000.
              T   =  average annual total return (after taxes on distributions).
               n  =  number of years.
             ATVD =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.

The average annual total returns after taxes on distributions for the oldest class of each of the Funds is set forth below.

Calculation of Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares. Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula: P (1+T)n =ATVDR

Where:           P      =        hypothetical initial payment of $1,000.
                 T      =        average annual total return (after taxes on
                                 distributions and redemptions).
                  n     =        number of years.
                ATVDR            =  ending  value of a  hypothetical  $1,000
                                 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

The average annual total returns after taxes on distributions for the oldest class of each of the Funds is set forth below.

Presentation of Average Annual Total Returns.

Those Funds and Classes that have not been in operation for 10 years (or, in some cases, have not been in operation for 5 years) are marked with an * in the following tables.

Returns for periods prior to the date that each Fund (other than the Select Growth and Select Value Funds) issued its Class E, Class C or Class Y Shares are those of the Fund's Class S or Class I Shares, as applicable, and therefore do not reflect deduction of Rule 12b-1 or shareholder servicing fees.

Except for the Short Term Bond Fund, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and Tax Exempt Bond Funds, all Funds with Class C Shares first issued those Class C Shares on January 29, 1999. The Short Term Bond Fund first issued Class C Shares on March 3, 1999. The Tax Exempt Bond Fund first issued Class C Shares on March 29, 1999. The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds first issued Class C Shares on December 1, 1999.


Each Fund (other than the Select Growth and Select Value Funds) commenced operations of its Class E Shares on the following dates: Diversified Equity - May 27, 1997; Quantitative Equity, Special Growth, International Securities, Real Estate Securities and Diversified Bond - November 4, 1996; Multistrategy Bond - September 11, 1998; Emerging Markets - September 22, 1998; Short Term Bond - February 18, 1999; Tax Exempt Bond - May 14, 1999; Tax-Managed Large Cap and Tax-Managed Mid & Small Cap - December 6, 2000; and Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III - May 14, 1999. The returns for the Class E Shares issued prior to May 18, 1998 reflect the deduction of Rule 12b-1 distribution fees from the date each Fund's Class E Shares were first issued until May 18, 1998. Effective May 18, 1998, Class E Shares of the Funds no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees.

Each Fund which issues Class Y Shares, other than the Fixed Income III Fund, commenced operations of its Class Y Shares on March 29, 2000. The Fixed Income III Fund commenced operations of its Class Y Shares on June 7, 2000.

For periods prior to April 1, 1995, performance results for the Equity I, Equity II, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Short Term Bond and Money Market Funds do not reflect deduction of investment management fees.

The returns of the Tax Exempt Bond Fund prior to January 1, 1999 reflect a higher advisory fee than is currently born by the Fund.


The Tax-Managed Large Cap Fund commenced operations on October 7, 1996. The Tax-Managed Mid & Small Cap Fund commenced operations on December 1, 1999. The Emerging Markets, Multistrategy Bond and Fixed Income III Funds commenced operations on January 29, 1993. The Select Growth and Select Value Funds commenced operations on January 31, 2001.

No Class A Shares of the Money Market Fund were issued as of the date of this Statement.

Past performance, both before-tax and after-tax, is no indication of future results.


Average Annual Total Return Before Taxes




                                                                                                             10 Years Ending
                                                                                                              October 31, 2003 or
                                                                      1 Year Ending       5 Years Ending       From Inception to
Fund                                                                October 31, 2003     October 31, 2003      October 31, 2003
----
Equity I - Class I
Equity  I - Class Y
Equity I - Class E
Equity  II - Class I
Equity  II - Class Y
Equity  II - Class E
Equity Q - Class I
Equity Q - Class Y
Equity Q - Class E
International - Class I
International - Class Y
International - Class E
Fixed Income I - Class I
Fixed Income I - Class Y
Fixed Income I - Class E
Fixed Income III - Class I*
Fixed  Income III - Class E*
Emerging  Markets - Class S*
Emerging Markets - Class E*
Emerging Markets - Class C*
Real Estate  Securities  - Class S
Real Estate  Securities - Class E
Real Estate Securities  - Class C
Short  Term Bond - Class S
Short Term Bond - Class E
Short Term Bond - Class C
Diversified  Equity - Class S
Diversified  Equity - Class E
Diversified  Equity - Class C
Special  Growth - Class S
Special Growth - Class E
Special  Growth - Class C
Quantitative  Equity - Class S
Quantitative  Equity - Class  E
Quantitative  Equity  -  Class C
International  Securities  - Class S
International   Securities  -  Class  E
International   Securities  -  Class  C
Diversified Bond - Class S


Average Annual Total Return Before Taxes





                                                                                                                 10 Years Ending
                                                                                                                 October 31, 2003
                                                                                                                        or
                                                                        1 Year Ending        5 Years Ending     From Inception to
Fund                                                                   October 31, 2003     October 31, 2003     October 31, 2003
Diversified Bond - Class E
Diversified Bond - Class C
Multistrategy Bond - Class S*
Multistrategy Bond - Class E*
Multistrategy Bond - Class C*
Tax Exempt Bond - Class S
Tax Exempt  Bond - Class E
Tax Exempt Bond - Class C
Tax-Managed  Large Cap - Class S*
Tax-Managed Large Cap - Class E*
Tax-Managed Large Cap - Class C*
Tax-Managed  Mid & Small Cap - Class S*
Tax-Managed  Mid & Small Cap - Class E*
Tax-Managed  Mid & Small Cap - Class C*
Select Growth - Class S*
Select Growth - Class E*
Select  Growth - Class C*
Select Growth - Class I*
Select Value - Class S*
Select Value - Class E*
Select Value - Class C*
Select Value - Class I*

Average Annual Total Return After Taxes on Distributions




                                                                                                                 10 Years Ending
                                                                                                                 October 31, 2003
                                                                                                                        or
                                                                        1 Year Ending        5 Years Ending     From Inception to
Fund                                                                   October 31, 2003     October 31, 2003     October 31, 2003

Equity I - Class I
Equity II - Class I
Equity Q - Class I
International - Class
I Fixed Income I - Class I
Fixed  Income  III - Class I*
Select  Growth - Class I*
Select  Value - Class I*
Emerging  Markets - Class S*
Real Estate  Securities - Class S
Short Term Bond - Class S
Diversified  Equity - Class S
Special  Growth  - Class S
Quantitative Equity - Class S
International  Securities - Class S
Diversified  Bond - Class S
Multistrategy  Bond - Class S*
Tax Exempt Bond - Class S
Tax-Managed Large Cap - Class S*
Tax-Managed Mid & Small Cap - Class S*








Average Annual Total Return After Taxes
on Distributions and Sale of Fund Shares
                                                                                                                 10 Years Ending
                                                                                                                 October 31, 2003
                                                                                                                        or
                                                                           1 Year Ending      5 Years Ending    From Inception to
Fund                                                                      October 31, 2003   October 31, 2003    October 31, 2003

Equity I - Class I
Equity II - Class I
Equity Q - Class I
International - Class I
Fixed Income I - Class I
Fixed  Income  III - Class I*
Select  Growth - Class I*
Select  Value - Class I*
Emerging  Markets - Class S*
Real Estate  Securities - Class S
Short Term Bond - Class S
Diversified  Equity - Class S
Special  Growth  - Class S
Quantitative Equity - Class S
International  Securities - Class S
Diversified  Bond - Class S
Multistrategy  Bond - Class S*
Tax Exempt Bond - Class S
Tax-Managed Large Cap - Class S*
Tax-Managed Mid & Small Cap - Class S*




Yield Quotation.

Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:


                             YIELD = 2[(a-b +1)6 -1]
                                       cd

Where:      A     =     dividends and interest earned during the period
            B     =     expenses accrued for the period (net of reimbursements)
            C     =     average daily number of Shares outstanding during the
                        period that were entitled to receive dividends
            D     =     the maximum offering price per share on the last day of
                        the period


Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. Current yields are calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yields, carried out to at least the nearest hundredth of one percent, are calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1.

Tax equivalent current yields are calculated by dividing that portion of a Fund's yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax exempt.

Tax equivalent effective yield is calculated by dividing that portion of a Fund's effective yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate (39.6%) and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax exempt.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.


Current and effective yields for the 7 days ended October 31, 2003 for the Class S Shares of the Money Market Funds are set forth below. The tax-equivalent yield for the Tax Free Money Market Funds is also set forth below.

Fund                                   7-Day yield  Tax Equivalent     Effective
Money Market Fund
U.S. Government Money Market Fund
Tax Free Money Market Fund


The yields for the Funds investing primarily in fixed-income instruments are reported in the respective Prospectuses.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.


            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS


Each Fund's investment objective, with the exception of Tax Exempt Bond Fund, Equity Q Fund, International Fund, Fixed Income I Fund and Tax Free Money Market Fund, is "non-fundamental." A non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund's shareholders. Certain investment policies and restrictions, and the investment objectives of Tax Exempt Bond Fund, Equity Q Fund, International Fund, Fixed Income I Fund and Tax Free Money Market Fund, may be fundamental which means that they may only be changed with the approval of a majority of each Fund's shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.


INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

No Fund may:

       1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.

       2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

       3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

       4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

       5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

       6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

       7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages  or pledges,  (b) entering  into  options,  futures  contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

       An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

       For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

       No Fund may borrow money for purposes of leveraging or investment.

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).


A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities FRIMCo believes to be consistent with the Fund's best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.


INVESTMENT POLICIES.


The investment objective and principal investment strategies for each of the Funds are provided in their Prospectuses. The following tables illustrate the investments that the Funds primarily invest in or are permitted to invest in. The Funds may not invest in all of the investments listed below.





                                                                                             Real
                           Diversified Quantitative International Diversified Multistrategy   Estate      Select       Select
    Type of Portfolio        Equity      Equity      Securities      Bond         Bond       Securities   Growth        Value
        Security              Fund        Fund          Fund         Fund         Fund         Fund        Fund         Fund
        --------              ----        ----          ----         ----         ----         ----        ----         ----

Common stocks...........       X            X            X                                       X           X            X
Common stock
  Equivalents
  (warrants)............       X            X            X                                       X           X            X
  (options).............       X            X            X                                       X           X            X
  (convertible debt
  securities)...........       X            X            X            X             X            X           X            X
  (depository receipts).       X            X            X                                       X
Preferred stocks........       X            X            X            X             X            X           X            X
Equity derivative
  Securities............       X            X            X                                       X           X            X
Debt securities (below
  investment grade or
  junk bonds)...........                                                            X
US government
  Securities............       X            X            X            X             X            X           X            X
Municipal obligations...                                              X             X
Investment company
  Securities (including        X            X            X            X             X            X           X            X
ETFs)...................
Foreign securities......       X            X            X            X             X            X           X            X



                                                       Tax-
                                           Tax-      Managed                 Tax     Short              US Government   Tax Free
                             Emerging    Managed      Mid &      Special   Exempt    Term     Money         Money         Money
     Type of Portfolio        Markets   Large Cap   Small Cap    Growth     Bond     Bond     Market       Market        Market
        Securities             Fund        Fund        Fund       Fund      Fund     Fund      Fund         Fund          Fund
        ----------             ----        ----        ----       ----      ----     ----      ----         ----          ----

Common stocks............        X          X           X           X
Common stock equivalents
  (warrants).............        X                                  X
  (options)..............        X          X           X           X
  (convertible debt
  securities)............        X          X           X           X                  X
  (depository receipts)..        X          X           X           X
Preferred stocks.........        X                      X           X                  X
Equity derivative                X          X           X           X
  securities ............
Debt securities (below
  investment grade or junk
  bonds).................        X                                                     X
US government securities.        X          X           X           X         X        X        X             X             X
Municipal obligations....                                                     X        X        X             X             X
Investment company
  Securities (including          X          X           X           X         X        X        X             X             X
ETFs)....................
Foreign securities.......        X          X           X           X                  X




                                                                                        Fixed        Fixed
      Type of Portfolio           Equity I     Equity II     Equity Q   International  Income I   Income III
           Security                 Fund          Fund         Fund         Fund         Fund        Fund
           --------                 ----          ----         ----         ----         ----        ----

Common stocks.................       X             X            X            X
Common stock equivalents
  (warrants)..................       X             X            X            X
  (options)...................       X             X            X            X
  (convertible debt
  securities).................       X             X            X            X            X            X
  (depository receipts).......       X             X            X            X
Preferred stocks..............       X             X            X            X            X            X
Equity derivative securities..       X             X            X            X
Debt securities (below
  investment grade or junk
  bonds)......................                                                                         X
US government securities......       X             X            X            X            X            X
Municipal obligations.........                                                            X            X
Investment company
  Securities (including ETFs).       X             X            X            X            X            X
Foreign securities............       X             X            X            X            X            X



Other Investment Practices

The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.



                                   Diversified  Quantitative International Diversified   Multistrategy    Select       Select
        Type of Portfolio            Equity       Equity      Securities       Bond          Bond         Growth       Value
            Security                  Fund         Fund          Fund          Fund          Fund          Fund         Fund
            --------                  ----         ----          ----          ----          ----          ----         ----

Cash reserves....................       X            X            X             X              X             X           X
Repurchase agreements(1).........                                               X              X
When-issued and forward
commitment securities............                                               X              X
Reverse repurchase
Agreements.......................                                 X             X              X
Lending portfolio
securities not to exceed
33 1/3% of total Fund
Assets...........................       X            X            X             X              X             X           X
Illiquid securities
(limited to 15% of a
Fund's net assets)...............       X            X            X             X              X             X           X
Forward currency
contracts(2).....................                                 X             X              X
Write (sell) call and put
options on securities,
securities indexes and
foreign currencies(3)............       X            X            X             X              X             X           X
Purchase options on
securities, securities
indexes, and currencies(3).......       X            X            X             X              X             X           X
Interest rate futures
contracts, stock index
futures contracts,
foreign currency
contracts and options on
futures(4).......................       X            X            X             X              X             X           X


--------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International Securities, Diversified Bond and Multistrategy Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.


                                                                Tax-                                              US         Tax
                             Real                   Tax-       Managed               Tax     Short            Government    Free
                            Estate    Emerging    Managed       Mid &     Special   Exempt   Term    Money       Money      Money
    Type of Portfolio      Securities  Markets   Large Cap    Small Cap   Growth     Bond    Bond    Market     Market     Market
       Securities            Fund       Fund        Fund        Fund       Fund      Fund    Fund     Fund       Fund       Fund
       ----------            ----       ----        ----        ----       ----      ----    ----     ----       ----       ----

Cash reserves..........        X          X          X            X          X        X        X
Repurchase agreements(1)                  X                                           X        X       X           X
When-issued and forward
  Commitment securities                   X                                           X        X       X           X          X
Reverse repurchase
  Agreements...........                   X                                           X        X       X           X          X
Lending portfolio
securities
  not to exceed 33 1/3%
  of total Fund assets.        X          X          X            X          X                 X       X           X
Illiquid securities
(limited
  To 15% of a Fund's net
  assets)..............        X          X          X            X          X        X        X
Illiquid securities
(limited
  To 10% of a Fund's net
  assets)..............                                                                                X           X          X
Forward currency
  contracts(2).........                   X                                                    X
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)        X          X          X            X          X                 X
Purchase options on
  securities, securities
  indexes, and
  currencies(3)........        X          X          X            X          X                 X
Interest rate futures
  contracts, stock index
  futures contracts,
foreign
  currency contracts and
  options on futures(4)        X          X                                  X        X        X
Credit and liquidity
  Enhancements.........                                                               X                X           X          X

--------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the Emerging Markets and Short Term Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.




                                                                                      Fixed        Fixed
     Type of Portfolio         Equity I     Equity II     Equity Q    International  Income I   Income III
         Security                Fund         Fund          Fund          Fund         Fund        Fund
         --------                ----         ----          ----          ----         ----        ----

Cash reserves..............       X             X            X             X            X            X
Repurchase agreements(1)...                                                             X            X
When-issued and forward
commitment securities......                                                             X            X
Reverse repurchase
Agreements.................                                                             X            X
Lending portfolio
securities
not to exceed 33 1/3%
of total Fund assets.......       X             X            X             X            X            X
Illiquid securities
(limited
to 15% of a Fund's net
assets)....................       X             X            X             X            X            X
Forward currency
contracts(2)...............                                                X            X            X
Write (sell) call and put
options on securities,
securities indexes and/or
foreign currencies(3)......       X             X            X             X            X            X
Purchase options on
securities, securities
indexes, and/or
currencies(3)..............       X             X            X             X            X            X
Interest rate futures
contracts, stock index
futures contracts, foreign
currency contracts and
options on futures(4)......       X             X            X             X            X            X


--------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International, International Securities, Fixed Income I and Fixed Income III Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets. Only the Fixed Income III Fund currently intends to write or purchase options on foreign currency.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Cash Reserves. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect a Fund's performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests ("cash reserves"). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds intend to be fully invested at all times. To do so, FRIMCo or a money manager invests the Funds' (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds) cash reserves in short term instruments, including certain FRIC money market funds. In addition to investing in such short term investments, FRIMCo may use an overlay strategy for the Funds' cash reserves by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives including index futures contracts, index options and/or index swaps in amounts that expose the cash reserves to the performance of the relevant index. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets while enabling the Fund to hold cash.

Each Fund (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds), and its money managers, that elects to invest its cash reserves in one or more of FRIC's money market funds does so pursuant to exemptive relief from the SEC. The relief requires that any investment of cash reserves in affiliated money market funds will not exceed 25% of the investing Fund's total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will invest cash reserves in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves for all Funds (except the Tax Exempt Bond
Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in the Money Market Fund is 0.10% (net of fee waivers and reimbursements). Currently, the cash reserves for the Tax Exempt Bond Fund are invested in FRIC's Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in the Tax Free Money Market Fund is 0.25%. The SEC exemptive order requires that the Funds' Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services.

Money Market Instruments. The Money Market, US Government Money Market and Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund Shares at "amortized cost." The Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of these Funds will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.


Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.

CERTAIN INVESTMENTS.

Repurchase Agreements. A Fund may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

High Risk Bonds. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, invest their assets only in securities rated BBB- or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings.

The Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund), and 25% of its total assets (in the case of the Fixed Income III and Multistrategy Bond Funds) in debt securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. These lower rated debt securities are commonly referred to as "junk bonds." Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fixed Income III, Multistrategy Bond, Short Term Bond, and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."

Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Risk Factors. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

Illiquid Securities. The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). This 10% is counted towards a Fund's 15% limitation on illiquid securities. These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

Forward Commitments. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefore or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

Lending Portfolio Securities. Cash collateral received by a Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.


Options, Futures and Other Financial Instruments. The Funds may use various types of financial instruments, some of which are derivatives, to attempt the risk of the Fund's investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose a Fund to an obligation to another party. The Funds will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.


Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

Options And Futures. The Funds, other than the Money Market, US Government Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting a Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets).

Options On Securities And Indexes. Each Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as "cover" for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires.

A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.


As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.


If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Options On Foreign Currency. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

A Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with a Fund's investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to- market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

In order to comply with applicable regulations of the CFTC pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined by CFTC Rules.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.


Index Swap Agreements. The Fund, other than the Money Market Funds, may enter into index swap agreements as an additional overlay strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Fund's investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).


Under most swap agreements entered into by these Funds, the parties' obligations are determined on a "net basis." Consequently, a Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund's portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund's assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.


A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines.


Foreign Currency Futures  Contracts.  The Funds are also permitted to enter into
foreign  currency   futures   contracts  in  accordance  with  their  investment
objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If a Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code, for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.


Interest Rate Swaps. The Fixed Income I, Fixed Income III, Short Term Bond, Diversified Bond and Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.


The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.


Hedging Strategies. The Funds, other than the money market funds, may use equity or fixed income securities and derivatives such as index futures contracts, futures options, exchange traded and over-the-counter options and/or index or interest rate swaps as overlay strategies for cash reserves held by those Funds. For example: cash reserves are exposed to the performance of appropriate markets through the performance of index futures contracts. As a result, a Fund will realize gains or losses based on the performance of the appropriate market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's cash reserves will always be fully exposed to the performance of appropriate markets.

Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds as a hedge during or in anticipation of adverse market events such as, in the case of the bond Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.


Risk Associated with Hedging Strategies. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Depository Receipts. A Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

ETF'S or Exchange Traded Funds. The Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.


Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.


Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Real Estate Investment Trusts. The Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. A Fund's investments in REITs is also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. Like mutual funds, REITs have expenses, including advisory and administration fees paid by REIT shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in REITs.

Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Bank Instruments. The Diversified Bond, Multistrategy Bond, Short Term Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are US dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Multistrategy Bond Fund, Diversified Bond Fund, Short Term Bond Fund, Money Market Fund and Fixed Income I Fund.

Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

US Government Obligations. The types of US government obligations the Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Variable Amount Master Demand Notes. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Mortgage-Related   And   Other   Asset-Backed    Securities.    The   forms   of
mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:

Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

Loan Participations. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

          General Obligation Bonds - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.


          Revenue Bonds - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.


          Industrial Development Bonds - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.


Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

         Tax Anticipating Notes - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

         Bond Anticipating Notes - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

         Revenue Anticipation Notes - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

         Construction Loan Notes - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

         Pre-Refunded Municipal Bonds - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

         Tax Free Commercial Paper - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

         Tax Free Floating and Variable Rate Demand Notes - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, becomes effective in a stated time period of 1 to 30 days. The rate on the notes is readjusted periodically at a negotiated market clearing rate.

         Tax Free Participation Certificates - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

         A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

         The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

Demand Notes. The Tax Exempt Bond, Money Market and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

The Tax Exempt Bond, Money Market and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.


Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. On January 1, 2002, those 11 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

Investment In Emerging Markets. Foreign investment may include emerging market debt. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

Other Debt Securities. Multistrategy Bond and Fixed Income III Funds may invest in debt securities issued by supranational organizations such as:

         The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

         The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

         The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

         The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Multistrategy Bond and Fixed Income III Funds may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

Brady Bonds. The Fixed Income III, Multistrategy Bond, Short Term Bond, International Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market.

Credit And Liquidity Enhancements. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.



                                      TAXES

Tax Information for All Funds


The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for Tax-Exempt Bond Fund, Money Market Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund.

Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than certain qualified dividend income, described below) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

If you are an individual investor, a portion of the dividends you receive from certain Funds may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

Distributions of Capital Gain. A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.


Effect of Foreign Investments on Distributions. Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.


Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in October, November or December to shareholders of record in such a month but paid in January are taxable to you as if they were paid in December.


Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.



Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities. The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association
(FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.


Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.


Investment in Complex Securities. A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.


Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% for calendar years through 2010.


Additional Tax Information With Respect to the Tax-Exempt Bond Fund

The tax information described in "Tax Information for All Funds" above applies to the Tax-Exempt Bond Fund, except as noted in this section.

Exempt-Interest Dividends. By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.


Dividends from Taxable Income. The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in October, November or December to shareholders of record in such a month but paid in January are taxed to you as if made in December.

Redemption at a Loss Within Six Months of Purchase. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.


Dividends-Received Deduction for Corporations. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares. Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Loss of Status of Securities as Tax-Exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

Additional Tax Information With Respect to the Money Market Fund, the U.S. Government Money Market Fund and the Tax Free Money Market Fund

The tax information described in "Tax Information for All Funds" above applies to the Money Market Fund, U.S. Government Money Market Fund and Tax Free money Market Fund except as noted in this section.


Distributions of Net Investment Income. Each Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.


Exempt-Interest Dividends (Only Applies to Tax Free Money Market Fund). By meeting certain requirements of the Code, the Tax Free Money Market Fund (but not the U.S. Government Money Market Fund nor the Money Market Fund) has qualified and continues to qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or
Guam), they also may be exempt from that state's personal income taxes. Most states generally do not grant tax-free treatment to interest on state and municipal securities of other states.


Dividends from Taxable Income (Only Applies to Tax Free Money Market Fund). The Tax Free Money Fund may earn taxable income from many sources, including on any temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or ordinary income derived from the sale of market discount bonds. Any distributions by the Tax Free Money Market Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.


Distributions of Capital Gain. A Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because each Fund is a money fund, it does not expect to realize any long-term capital gain.

Maintaining a $1 Share Price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

Effect of Foreign  Investments  on  Distributions  (Only Applies to Money Market
Fund). Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Money Market Fund. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce the Money Market Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you.

The Money Market Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce ordinary income distributions to you.


Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income (including qualified dividend income) and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year (including, for the Tax Free Money Market Fund, the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax). If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable income (or tax-exempt or tax preference income for shareholders of the Tax Free Money Market Fund), a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.


Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because each Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different FRIC Fund is the same as a sale.

Dividends-Received Deduction for Corporations. Because the Funds' income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax (Only Applies to Tax Free Money Market Fund). Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

         At October 31, 2003, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:



         Fund            10/31/04   10/31/05   10/31/06    10/31/07    10/31/08     10/31/09     10/31/10     10/31/11      TOTAL

Equity I                    $--       $--        $--         $--         $--      $128,871,325  $64,518,851

Equity II                   --         --         --          --          --       21,696,078   34,858,191

Equity Q                    --         --         --          --          --      106,032,081   165,053,472

Tax-Managed Large
   Cap                      --         --      655,350     716,803    15,494,001   40,037,533   59,069,223

Tax-Managed Mid
   & Small Cap              --         --         --          --      6,468,428    17,757,128   14,180,832

International               --         --         --          --          --      161,745,343   136,240,464

Emerging Markets          348,806      --     56,335,865  30,325,300  6,163,374    62,678,057   23,661,306

Short Term Bond          1,947,924  574,853     51,911    3,481,990   2,691,693        --           --

Fixed Income III            --         --         --          --      3,186,391        --           --

Money Market                814        --       3,246       12,599     106,731       35,378         --

Diversified Equity          --         --         --          --          --      172,665,373   144,000,795

Special Growth              --         --         --          --          --       13,896,410   18,929,218

Quantitative Equity         --         --         --          --          --      111,873,333   121,223,058

International
   Securities               --         --         --          --          --      130,311,494   113,712,063

Multistrategy Bond          --         --         --          --      2,274,068        --           --

Tax Exempt Bond             --         --         --       235,788    1,845,627        --           --

Tax Free Money
   Market                   --         --         --          --        68,310       59,628         19

U.S. Gov't. Money
   Market                  3,331     1,570       762        1,782       8,484        15,034        2,688

Select Value                --         --         --          --          --       4,530,474    10,676,285

Select Growth               --         --         --          --          --       15,155,988   15,387,117



                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND


         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. On a combined basis as of June 30, 2002, AXA Financial, Inc. has a 53% economic interest in Alliance Capital's business. The remaining economic interest is held by unaffiliated unit holders (32%) and employees (15%).

          Ark Asset Management Co., Inc. is a wholly-owned subsidiary of Ark Asset Holdings, Inc., which is primarily controlled by C. Charles Hetzel.


         Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A.

          Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

         Marsico Capital Management, LLC is a wholly-owned indirect subsidiary of Bank of America Corporation, a publicly traded corporation.

         MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

         Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control of which Montag & Caldwell, Inc. is a direct or indirect wholly-owned subsidiary include ABN AMRO Bank N.V., ABN AMRO North America Holding Company and ABN AMRO Asset Management Holdings, Inc.

          Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

          Turner Investment Partners, Inc. is a corporation controlled by Robert
E. Turner.

                            QUANTITATIVE EQUITY FUND


          Aronson+Johnson+Ortiz, LP ("AJO") is a limited partnership controlled by Theodore R. Aronson.


          Barclays Global Fund Advisors. See: Diversified Equity Fund.

          Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.


          Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

          Kayne Anderson Rudnick Investment Management, LLC is controlled by Phoenix Investment Partners, Ltd, a subsidiary of The Phoenix Companies, Inc., a publicly traded company.

          John A. Levin & Co., Inc. is a wholly-owned subsidiary of BKF Capital Group, Inc., a publicly traded corporation.

          J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

          Sands Capital Management, Inc. is controlled 70% by Frank M. Sands, Sr. and Marjorie Sands and 30% by Frank M. Sands, Jr.

                               SPECIAL GROWTH FUND


          CapitalWorks   Investment   Partners,   LLC  is  a  liability  company
controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

          David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

          Delphi Management, Inc. is 100% owned by Scott Black.


          Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.


          Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.


          Roxbury Capital Management, LLC, a limited liability Delaware company, is indirectly controlled by Wilmington Trust Corporation, a publicly traded company and Anthony H. Browne. Other entities within the corporate chain of control include WT Investments, Inc. and Roxbury Capital Management.


          Suffolk Capital Management, LLC See: Diversified Equity Fund.

          TimesSquare Capital Management, Inc. is a wholly-owned, autonomous subsidiary of CIGNA Corporation, a publicly traded corporation.

                        TAX-MANAGED MID & SMALL CAP FUND

         Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E. Terker, each owning 50% of the firm.

                               SELECT GROWTH FUND


         Ark Asset Management Co., Inc. See:  Diversified Equity Fund.


          CapitalWorks Investment Partners, LLC See: Special Growth Fund.

          Fuller & Thaler Asset Management, Inc. is controlled by Russell J. Fuller.

          TCW Investment Management Company is a wholly-owned subsidiary of The TCW Group, Inc. The TCW Group, Inc. is majority owned by Societe Generale Asset Management, S.A., a wholly-owned subsidiary of Societe Generale, S.A., a publicly traded organization.

          Turner Investment Partners, Inc. See: Diversified Equity Fund.

                                SELECT VALUE FUND


          DePrince,  Race & Zollo, Inc. is controlled by the following:  Gregory
M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.


          Iridian Asset  Management  LLC  ("Iridian")  is majority owned by BIAM
(US) Inc., an indirect subsidiary of The Governor and Company of the Bank of Ireland, a publicly traded company. The remaining 39% is owned by LC Capital Management, LLC, ("LC Capital") a Delaware limited liability company primarily controlled by CL Investors, Inc., a Delaware corporation. David L. Cohen and Harold J. Levy each owns 50% of the voting securities of CL Investors.

          MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

          Systematic Financial Management, L.P. is owned 55% by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 45% is employee owned.



                           REAL ESTATE SECURITIES FUND

          AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA"). CDCAM NA is a wholly-owned subsidiary of CDC IXIS Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by Eulia and indirectly owned, through Eulia by Caisse Nationale des Caisses D'Epargne and CNP Assurances, in a joint venture with Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

         INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc. ("INVESCO") is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

          RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

                          INTERNATIONAL SECURITIES FUND


          Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.


          AQR Capital Management, LLC is wholly-owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA and Robert Krail.

         Axiom International Investors LLC ("Axiom") is 100% employee owned. Axiom's controlling shareholder is Andrew Jacobson.

          Capital International, Inc. is a wholly-owned subsidiary of Capital Group International, Inc., which in turn, is owned by The Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a broad group of approximately 300 key investment and administrative active associates and recent retirees.

          Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware International Advisers Limited is a direct or indirect wholly-owned subsidiary include:
Delaware International Holdings Ltd., DIAL Holding Company, Inc., DMH Corp., Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

         Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

          Marvin & Palmer Associates, Inc. is controlled and majority owned by David F. Marvin and Stanley Palmer.

          Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

          Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

          The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                              EMERGING MARKETS FUND


          Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.

          Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.


          Foreign & Colonial Emerging Markets Limited is a London based specialist fund manager within the F&C Group. The F&C Group is the wholly-owned investment management division of Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.

          Genesis Asset Managers Limited is a limited liability company organized under the laws of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 43% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 14%.

         T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.

                              DIVERSIFIED BOND FUND


          Lincoln Capital Fixed Income Management Company is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.


         Pacific Investment Management Company LLC ("PIMCO") is approximately 70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.

          TimesSquare Capital Management, Inc. See: Special Growth Fund.

                             MULTISTRATEGY BOND FUND

          Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly-owned subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

         Morgan Stanley Investments, LP ("MSI") is a Pennsylvania limited partnership. MSI is wholly-owned by indirect subsidiaries of Morgan Stanley, and is a division of Morgan Stanley Investment Management.

         Pacific Investment Management Company LLC. See: Diversified Bond Fund.

         TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              SHORT TERM BOND FUND



         Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian and his family.


          Pacific Investment Management Company LLC. See: Diversified Bond Fund.

          STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

                              TAX EXEMPT BOND FUND

         MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

          Standish Mellon Asset Management Company LLC is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded organization.

                                  EQUITY I FUND


          Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.

          Ark Asset Management Co., Inc. See: Diversified Equity Fund.


          Barclays Global Fund Advisors. See: Diversified Equity Fund.

          Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

          Marsico Capital Management Company, LLC. See: Diversified Equity Fund

          MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

          Montag & Caldwell, Inc. See: Diversified Equity Fund.

          Suffolk Capital Management, LLC. See: Diversified Equity Fund.

          Turner Investment Partners Inc. See: Diversified Equity Fund.



                                  EQUITY Q FUND


         Aronson+Johnson+Ortiz, LP. See: Quantitative Equity Fund.


         Barclays Global Fund Advisors. See: Diversified Equity Fund.

         Franklin Portfolio Associates LLC. See: Quantitative Equity Fund.

         Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                                 EQUITY II FUND

         CapitalWorks Investment Partners, LLC. See: Special Growth Fund.

         David J. Greene and Company, LLC. See: Special Growth Fund.

         Delphi Management, Inc. See: Special Growth Fund.


         Goldman Sachs Asset Management, L.P.  See: Special Growth Fund.


         Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.


         Roxbury Capital Management, LLC,. See: Special Growth Fund.


         Suffolk Capital Management, LLC. See: Diversified Equity Fund.

         TimesSquare Capital Management, Inc. See: Special Growth Fund.

                               INTERNATIONAL FUND


          Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.

         AQR Capital Management, LLC. See: International Securities Fund.


         Axiom International Investors LLC See: International Securities Fund.

          Capital International, Inc. See: International Securities Fund.

          Delaware International Advisers Limited. See: International Securities Fund.

          Fidelity Management & Research Company. See: International Securities Fund.

          Marvin & Palmer Associates, Inc. See: International Securities Fund.

          Mastholm Asset Management, LLC. See: International Securities Fund.

          Oechsle International  Advisors,  LLC. See:  International  Securities
Fund.

          The  Boston  Company  Asset   Management,   LLC.  See:   International
Securities Fund.

                               FIXED INCOME I FUND


          Lincoln Capital Fixed Income Management Company. See: Diversified Bond Fund.


          Pacific Investment Management Company LLC. See: Diversified Bond Fund.

          TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              FIXED INCOME III FUND

          Delaware Management Company, a series of Delaware Management Business Trust. See: Multistrategy Bond Fund.

          Morgan Stanley Investments, LP. See: Multistrategy Bond Fund.

          Pacific Investment Management Company LLC. See: Diversified Bond Fund.

          TimesSquare Capital Management, Inc. See: Special Growth Fund.

                                MONEY MARKET FUND

          Frank Russell Investment Management Company is wholly-owned by Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.

                         US GOVERNMENT MONEY MARKET FUND

         Frank Russell Investment Management Company. See: Money Market Fund.

                           TAX FREE MONEY MARKET FUND

          Weiss, Peck & Greer, LLC is a wholly-owned subsidiary of Robeco Groep N.V.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

         MOODY'S INVESTORS SERVICE, INC. (MOODY'S):


              Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


              Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

              A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


              Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


              Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

              B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

              Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

              Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

              C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


              Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


         STANDARD & POOR'S RATINGS GROUP ("S&P"):

              AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

              AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

              A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

              BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.


              BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

              BB -- Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

              B -- Bonds rated B have a greater vulnerability to nonpayment than obligations rated `BB' but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

              CCC -- A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

              CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

              C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

              D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

              Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

              The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.


         MOODY'S:

              Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

         Symbols used are as follows:


              MIG-1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

              MIG-2/VMIG 2 -- This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

              MIG-3/VMIG 3 -- This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

              SG  --  This  designation   denotes  speculative   quality.   Debt
         instruments in this category lack margins of protection.


         S&P:

              A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                  -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

                  -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

              Note rating symbols are as follows:


              SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

              SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

              SP-3 -- Speculative capacity to pay principal and interest.



COMMERCIAL PAPER RATINGS.

              Moody's:


              Prime - 1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in will-established industries.

          o    High rates of return on funds employed.

          o Conservative capitalization structure with moderate reliance on debt and ample asset protection. o Broad margins in earnings coverage of fixed financial charges and high internal cash generation. o Well-established access to a range of financial markets and assured sources of alternate liquidity.

              Prime - 2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

              Prime - 3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


              Issuers rated Not Prime do not fall within any of the Prime rating categories.


              WR - Withdrawn



              S&P:

              A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

              A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

              A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

              B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

              C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.





              D - An obligor rated "D" is in payment default. The "D" rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


              N.R.  -  An issuer designated N.R. is not rated.

              Fitch Investors Service, Inc.:

              F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

              F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

              F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

              B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

              C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

              D - Default. Denotes actual or imminent payment default.

              Notes to Short-Term Ratings:

              "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."

                              FINANCIAL STATEMENTS


The 2003 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

                                    GLOSSARY

         Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

         Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

         Board  --  The Board of Trustees of FRIC.


         Cash Reserves -- The Funds, other than the Money Market Funds, are authorized to invest their cash reserves (i.e., money awaiting investment in the specific types of securities to be acquired by a Fund or cash held to meet redemption requests or to pay expenses) in short term investments, including certain FRIC money market funds. In addition to investing in such short term instruments, the Funds may use an overlay strategy for their cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets.


         Code -- Internal Revenue Code of 1986, as amended.

         Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

         Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

         Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

         Depository  receipts  -- These  include  American  Depository  Receipts
("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar securities convertible into securities of foreign issuers.

         Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

          Distributor-- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

         Equity derivative securities -- These include, among other instruments,
options  on  equity  securities,   warrants  and  futures  contracts  on  equity
securities.

         Financial   Intermediary  --  A  bank  trust   department,   registered
investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

         FNMA--  Federal National Mortgage Association.

         Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

         Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

         FRC  --  Frank Russell Company, consultant to FRIC and to the Funds

         FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

         FRIMCo  --  Frank  Russell  Investment   Management   Company,   FRIC's
investment adviser, administrator and transfer and dividend paying agent.

         Funds -- The 25 investment series of FRIC described in this Statement. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

         Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

         GNMA  --  Government National Mortgage Association

         Illiquid securities -- The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or
(2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.


         Institutional Funds -- Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a Fund of FRIC.


         Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

         Lending portfolio securities -- Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.



         Money Market Funds -- Money Market, US Government Money Market and Tax Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

         Moody's  --  Moody's Investors Service, Inc., an NRSRO

         Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

         Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

         NRSRO  --  A nationally recognized statistical rating organization, such as S&P or Moody's

         NYSE  --  New York Stock Exchange

         Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.

         PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

         Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

         Repurchase agreements -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

         Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

         Russell 1000(R) Index - The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

         S&P  --   Standard & Poor's Ratings Group, an NRSRO

         S&P 500  --  Standard & Poor's 500 Composite Price Index

         SEC  --  US Securities and Exchange Commission

          Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund

         Statement  --  FRIC's Statement of Additional Information

          Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent



         US  --  United States

         US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

         Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

         Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

          1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

         1933 Act  --  The Securities Act of 1933, as amended.

                                                 FRANK RUSSELL INVESTMENT
                                                  COMPANY
                                                 File No. 2-71299 and 811-3153
                                                 1933 Act Post-Effective
                                                 Amendment.  No. 67
                                                 1940 Act Amendment No. 67

                                     PART C
                                OTHER INFORMATION


Item 23.       Exhibits

(a)      1.1   Amended and Restated  Master Trust  Agreement dated August
               19,  2002  (incorporated  by  reference  from   Post-Effective
               Amendment No. 61 dated December 16, 2002)

          1.2  Amendment  No. 1 to Amended and Restated  Master Trust  Agreement
               dated   October  8,  2002   (incorporated   by   reference   from
               Post-Effective Amendment No. 61 dated December 16, 2002)

          1.3  Amendment  No. 2 to Amended and Restated  Master Trust  Agreement
               dated   November  25,  2002   (incorporated   by  reference  from
               Post-Effective Amendment No. 61 dated December 16, 2002)


          1.4 Amendment No. 3 to Amended and Restated Master Trust Agreement dated May 20, 2003 (to be filed by amendment)


(b)       1.1  Bylaws dated August 8, 1984  (incorporated by reference to
               Item 24(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

(c)      1.1   Form of Shares of  Beneficial  Interest  for the Equity I,
               Equity  II,  Equity  III,  Fixed  Income I,  Fixed  Income II,
               International   and  Money  Market  Funds   (incorporated   by
               reference  to  Item  24(b)(4)(a)  filed  under  Post-Effective
               Amendment No. 39 dated April 28, 1998)

          1.2 Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

          1.3 Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

          1.4 Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

(d)      1.1   Advisory   Agreement   with  Frank   Russell   Investment
               Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(a)(1) filed under Post-Effective
               Amendment No. 42 dated February 28, 1999)

          1.2 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2,
               1999)

          1.3 Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

          1.4 Form of Letter Agreement adding the Russell Multi-Manager Principal Protected Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

          2.1 Service Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          2.2 Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          2.3 Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          2.4 Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          2.5 Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

          2.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

          3.1 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          3.2 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          3.3 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          3.4 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

          3.5 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy, Balanced
               Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

          3.6 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

          3.7 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42 dated February 18,
               1999)

          3.8 Form of Letter Agreement to the Yield Calculation Services Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(4)(b)(11) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

          3.9 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

          3.10 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

          3.11 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

          3.12 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

          3.13 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class A to the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Money Market Funds (incorporated by reference from Post-Effective Amendment No. 66 dated February 28,
               2003)

          4.1 Form of Portfolio Management Contract with Money Managers and Frank Russell Investment Management Company (to be filed by amendment)

          5.1 Administrative Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(d)(1) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

          5.2 Form of Letter Agreement to the Administrative Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds. (incorporated by reference to Item 23(4)(d)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

          5.3 Form of Letter Agreement to the Administrative Agreement adding Select Growth Fund and Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30,
               2000)

          5.4 Form of Letter Agreement to the Administrative Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

          5.5 Form of Letter Agreement to the Administrative Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

(e)      1.1   Distribution  Agreement  with Russell Fund  Distributors,
               Inc.   dated   January  1,  1999  due  to  change  in  control
               (incorporated by reference to Item 23(5)(a)(16) filed under Post-Effective Amendment
               No. 42 dated February 18, 1999)

          1.2 Letter Agreement to the Distribution Agreement with Russell Fund Distributors, Inc. adding Class C Shares of Short Term Bond Fund and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42 dated February 18,
               1999)

          1.3 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the
               Distribution Agreement. (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

          1.4 Form of Letter Agreement to the Distribution Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

          1.5 Form of Letter Agreement to the Distribution Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

          1.6 Form of Letter Agreement to the Distribution Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

          1.7 Form of Letter Agreement to the Distribution Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16,
               2002)

(f)       1.1  Bonus or Profit Sharing Plans (none)

(g)       1.1  Custodian Contract with State Street Bank and Trust Company dated
               October 31, 1988 (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38 dated February 24,
               1998)

          1.2 Letter Agreement dated May 1, 1989 adding Real Estate Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          1.3 Letter Agreement dated August 24, 1992 adding Fixed Income III and Multistrategy Bond Funds to the Custodian Contract (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          1.4 Letter Agreement dated October 27, 1992 adding Emerging Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          1.5 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          1.6 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          1.7 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          1.8 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to
               Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          1.9 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

          1.10 Amendment to the Custodian Contract dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

          1.11 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

          1.12 Amendment to the Custodian Contract dated April 12, 1996 with State Street Bank and Trust Company adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) (incorporated by reference to
               Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

          1.13 Amendment to the Custodian Contract dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

          1.14 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(7)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

          1.15 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding the Select Growth Fund and the Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

          1.16 Amendment to Custodian Contract between FRIC and State Street Bank and Trust Company ("Custodian") dated July 2, 2001 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

          1.17 Form of Amendment to Custodian Contract between FRIC and the custodian adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

(h)       1.1  Transfer and Dividend  Disbursing Agency Agreement dated April 1,
               1988 with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          1.2 Letter Agreement and Amended Schedule A dated May 1, 1989 adding Real Estate Securities Fund to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          1.3 Letter Agreement and Amended Schedule A dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          1.4 Letter Agreement and Amended Schedule A dated August 11, 1995 adding omnibus accounts to the Transfer Agency and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

          1.5 Letter Agreement dated April 10, 1996 adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

          1.6 Letter Agreement and Amended Schedule A dated November 5, 1996 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(6) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

          1.7 Form of Letter Agreement and Amended Schedule to Transfer and Dividend Disbursing Agreement redesignating Class C Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Item 23(8)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18,
               1999)

          1.8 Letter Agreement to Transfer and Dividend Disbursing Agreement dated December 1, 1998 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(5)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18,
               1999)

          1.9 Form of Letter Agreement to Transfer and Dividend Disbursing Agency Agreement for reimbursement for lost shareholder search expenses (incorporated by reference to Item 23(8)(a)(9) filed under Post-Effective Amendment No. 43 dated April 16, 1999)

          1.10 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 23(8)(a)(10) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

          1.11 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          1.12 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

          1.13 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30,
               2000)

          1.14 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 56 dated March 1,
               2002)

          1.15 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

          1.16 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding Class A (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

          2.1 General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          2.2 General forms of Frank Russell Investment Management Company's Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          2.3 General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

          2.4 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)


          3.1 Letter Agreements regarding fee waivers & reimbursements (to be filed by amendment)

          3.2 Form of Expense Limitation Agreement regarding fee waivers for the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 64 dated January 15, 2003)


          4.1 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          4.2 First Amendment to Credit Agreement dated as of December 28, 2000 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

          4.3 Second Amendment to Credit Agreement dated as of December 27, 2001 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 56 dated March 1,
               2002)

          4.4 Form of Third Amendment to Credit Agreement dated as of December 26, 2002 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 64 dated January 15,
               2003)


          4.5 Fourth Amendment to Credit Agreement dated as of December [ ], 2003 (to be filed by amendment)


          5.1  Shareholder   Services  Plan   (incorporated  by  reference  from
               Post-Effective Amendment No. 61 dated December 16, 2002)



          5.2  Russell   Multi-Manager   Principal  Protected  Fund  Shareholder
               Services Plan (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)


          6.1 Form of Special Servicing Agreement with Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference from Post-Effective Amendment No. 52 dated March 1, 2001)

          6.2 Form of Letter Agreement to the Special Servicing Agreement with the Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference from Post-Effective Amendment No. 66 dated February 28, 2003)

          7.1 Joint Insurance Agreement Between FRIC and Russell Insurance Funds dated August 5, 1996 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

          7.2 Amended and Restated Joint Insurance Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)


(i)       1.1  Opinion and Consent of Counsel (to be filed by amendment)

(j)      1.1  Other  Opinions  -  Consent  of   independent   auditors  of  the
              Registrant (to be filed by amendment)


(k)      1.1  Financial Statements omitted from Item 22 (none)

(l)      1.1  Agreement  dated  October  5, 1981  related  to  Initial  Capital provided by Frank Russell Company (incorporated by reference to Item 24(b)(13) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

(m)      1.1  Rule 12b-1  Distribution  Plan  (incorporated  by reference  from
               Post-Effective Amendment No. 61 dated December 16, 2002)


          1.2  Form  of  Rule   12b-1   Distribution   Plan   for  the   Russell
               Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)


(n)       1.1  Financial Data Schedule (none)

(o)       1.1  Multiple  Class  Plan  Pursuant  to Rule 18f-3  (incorporated  by reference from Post-Effective Amendment No. 61 dated December 16,
               2002)

(p) Codes of Ethics of the following information advisors and sub-advisors:

          1.1 AEW Capital Management, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          1.2 AQR Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)

          1.3 Alliance Capital Management L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)


          1.4  Ark Asset Management Co., Inc. (to be filed by amendment)

          1.5  Aronson+Johnson+Ortiz, LP (to be filed by amendment)

          1.6  Arrowstreet   Capital,   Limited  Partnership  (to  be  filed  by
               amendment)


          1.7 Axiom International Investors LLC (incorporated by reference from Post-Effective Amendment No. 66 dated February 28, 2003)

          1.8 Barclays Global Fund Advisors N.A. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)



          1.9 The Boston Company Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)


          1.10 Capital International, Inc. (to be filed by amendment)

          1.11 CapitalWorks Investment Partners (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)


          1.12 David J. Greene & Company, LLC (incorporated by reference from Post-Effective Amendment No. 48 dated October 19, 2000)

          1.13 Delaware   International   Advisors   Limited   (incorporated  by
               reference  from  Post-Effective  Amendment No. 46 dated April 27,
               2000)


          1.14 Delaware Management Company (to be filed by amendment)


          1.15 Delphi   Management,   Inc.   (incorporated   by  reference  from
               Post-Effective Amendment No. 46 dated April 27, 2000)

          1.16 DePrince, Race & Zollo, Inc. (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)


          1.17 Fidelity Management and Research Company (Amended) (to be filed by amendment)

          1.18 Foreign & Colonial Emerging Markets Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27,
               2000)

          1.19 Frank Russell Group of Companies (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

          1.20 Franklin Portfolio Associates LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          1.21 Fuller & Thaler Asset Management, Inc. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

          1.22 Geewax,   Terker  &  Company   (incorporated  by  reference  from
               Post-Effective Amendment No. 46 dated April 27, 2000)

          1.23 Genesis Asset Managers, Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)



          1.24 Goldman Sachs Asset Management (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)

          1.25 Iridian Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)


          1.26 INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc. (incorporated by reference from Post-Effective Amendment No. 66 dated February 28, 2003)


          1.27 Jacobs Levy Equity Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          1.28 J.P.  Morgan  Investment   Management,   Inc.   (incorporated  by
               reference from Post-Effective Amendment No. 55 dated December 21,
               2001)


          1.29 Kayne Anderson Rudnick Investment Management, LLC (to be filed by amendment)


          1.30 Lazard  Asset   Management   (incorporated   by  reference   from
               Post-Effective Amendment No. 46 dated April 27, 2000)


          1.31 John A. Levin & Co., Inc. (to be filed by amendment)

          1.32 Lincoln Capital Fixed Income Management Company (Amended) (to be filed by amendment)

          1.33 Lord,  Abbett  &  Co.,  Inc.   (incorporated  by  reference  from
               Post-Effective Amendment No. 61 dated December 16, 2002)


          1.34 Marsico Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

          1.35 Marvin & Palmer Associates, Inc. (Amended) (to be filed by amendment)

          1.36 Mastholm Asset Management, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          1.37 Merganser Capital Management LP (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

          1.38 MFS Institutional Advisors, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)



          1.39 Montag  &  Caldwell,   Inc.   (incorporated   by  reference  from
               Post-Effective Amendment No. 62 dated December 16, 2002)


          1.40 Morgan Stanley Investments, LP (to be filed by amendment)


          1.41 Oechsle International Advisors, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          1.42 Pacific Investment Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)



          1.43 Roxbury Capital Management, LLC (to be filed by amendment)


          1.44 RREEF   America   L.L.C.    (incorporated   by   reference   from
               Post-Effective Amendment No. 62 dated December 16, 2002)

          1.45 Sands Capital Management, Inc. (to be filed by amendment)


          1.46 Standish Mellon Asset Management Company LLC (incorporated by reference from Post-Effective Amendment No. 56 dated March 1,
               2002)

          1.47 STW Fixed Income Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)


          1.48 Suffolk Capital Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

          1.49 Systematic Financial Management, L.P. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

          1.50 TCW  Asset   Management  Co.   (incorporated  by  reference  from
               Post-Effective Amendment No. 50 dated January 12, 2001)

          1.51 TimesSquare Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 47 dated October 19, 2000)

          1.52 T. Rowe Price Group, Inc. (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)

          1.53 Turner  Investment  Partners   (incorporated  by  reference  from
               Post-Effective Amendment No. 46 dated April 27, 2000)

          1.54 Weiss, Peck & Greer, L.L.C. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)




Item 24.       Persons Controlled by or Under Common Control with Registrant
               None

Item 25. Indemnification (incorporated by reference from Post-Effective Amendment No. 51 dated January 31, 2001)

Item 26.       Business and Other Connections of Investment Advisor

               See Registrant's prospectus sections "The Purpose of the Fund--Multi-Style, Multi-Manager Diversification," "The Money Managers," "Money Manager Profiles," and "Management of the Funds," the Statement of Additional Information sections "Structure and Governance--Trustees and Officers," and "Operation of Investment Company--Consultant."

Item 27.       Principal Underwriters


(a)                    Russell Investment Funds*

(b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:


        Name and                             Positions and                        Position and
        Principal Business                   Officers with                        Offices with
        Address                              Registrant                           Underwriter


        George F. Russell, Jr.               Trustee Emeritus, Chairman Emeritus  None

        Lynn L. Anderson                     Trustee, Chairman of the Board       Director, Chairman of the
                                                                                  Board and Chief Executive
                                                                                  Officer
        Carla L. Anderson                    None                                 Assistant Secretary

        Leonard P. Brennan                   President and Chief Executive        Director
                                             Officer

        Karl J. Ege                          Secretary and General Counsel        Secretary and General
                                                                                  Counsel

        Randall P. Lert                      Director of Investments              Director

        J. David Griswold                    None                                 Assistant Secretary and
                                                                                  Associate General Counsel

        Linda L. Gutmann                     None                                 Treasurer and Controller

        John C. James                        None                                 Assistant Secretary

        Gregory J. Lyons                     Assistant Secretary and Associate    Assistant Secretary
                                             General Counsel


        Mary Beth Rhoden                     Assistant Secretary                  Assistant Secretary


        B. James Rohrbacher                  None                                 Director of Compliance and
                                                                                  Internal Audit, Chief
                                                                                  Compliance Officer

        Greg J. Stark                        None                                 Managing Director of Sales



*     Formerly Russell Insurance Funds


               (c)     Inapplicable.

Item 28.       Location of Accounts and Records
               All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:
         FRIC                                      FRIMCo
         Frank Russell Investment Company          Frank Russell Investment
         909 A Street                                Management Company
         Tacoma, Washington 98402                  909 A Street
                                                   Tacoma, Washington 98402

         SS                                        MM
         State Street Bank & Trust Company         Money Managers
         1776 Heritage Drive JA4N                    See, Prospectus Section
         North Quincy, Massachusetts 02171           "Money Manager Profiles"
                                                         for Names and Addresses

          Rule 31a-1

          (a) Records forming basis for financial statements - at principal offices of SS, FRIC, FRIMCo, and MM for each entity
          (b)  FRIC Records:
                        (1)         SS - Journals, etc.
                        (2)         SS - Ledgers, etc.
                        (3)         Inapplicable
                        (4)         FRIC - Corporate charter, etc.
                        (5)         MM - Brokerage orders
                        (6)         MM - Other portfolio purchase orders
                        (7)         SS - Contractual commitments
                        (8)         SS and FRIC - Trial balances
                        (9)         MM - Reasons for brokerage allocations
                       (10)         MM - Persons authorizing purchases and sales
                       (11)         FRIC and MM - Files of advisory material
                       (12)         ---

          (c)  Inapplicable
          (d)  FRIMCo -  Broker-dealer  records,  to the extent  applicable
          (e)  Inapplicable
          (f)  FRIMCo and MM - Investment adviser records

Item 29.       Management Services
               None except as described in Parts A and B.

Item 30.       Undertakings
               Registrant has elected to include its Management's discussion of Fund performance required under N-1A, Item 5A in its annual report. Registrant therefore undertakes to provide annual reports without charge to any recipient of a Prospectus who requests the information.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company has duly caused this Post Effective Amendment No. 67 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 18th day of November, 2003.



                        FRANK RUSSELL INVESTMENT COMPANY
                                                              Registrant


                                            By:      /s/ Leonard P. Brennan
                                                 -------------------------------
                                                   Leonard P. Brennan, President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on November 18, 2003.



Signatures                                           Signatures


/s/ Leonard P. Brennan                               /s/ Mark E. Swanson
--------------------------------------------         --------------------------------------------
Leonard P. Brennan, President and                    Mark E. Swanson, Treasurer, in his
Chief Executive Officer                              capacity as Chief Accounting Officer


/s/ Lynn L. Anderson                                 /s/ Paul E. Anderson
--------------------------------------------         --------------------------------------------
Lynn L. Anderson, Trustee                            Paul E. Anderson, Trustee



/s/ William E. Baxter                                /s/ Kristianne Blake
--------------------------------------------         --------------------------------------------
William E. Baxter, Trustee                           Kristianne Blake, Trustee



/s/ Daniel P. Connealy                               /s/ Lee C. Gingrich
--------------------------------------------         --------------------------------------------
Daniel P. Connealy                                   Lee C. Gingrich, Trustee


                                                     /s/ Michael J. Phillips
--------------------------------------------         --------------------------------------------
Eleanor W. Palmer, Trustee                           Michael J. Phillips, Trustee


/s/ Raymond P. Tennison, Jr.                         /s/ Julie W. Weston
--------------------------------------------         --------------------------------------------
Raymond P. Tennison, Jr., Trustee                    Julie W. Weston, Trustee



                                  EXHIBIT INDEX

                                       Name of Exhibit                                             Exhibit Number


Amendment  No. 3 to Amended and Restated Master Trust Agreement dated May 20, 2003 (to be             (a) 1.4
filed by amendment)

Form of Portfolio Management Contract with Money Managers and Frank Russell Investment                (d) 4.1
Management Company (to be filed by amendment)

Letter Agreements regarding fee waivers & reimbursements (to be filed by amendment)                   (h) 3.1

Fourth Amendment to Credit Agreement dated as of December [  ], 2003 (to be filed by                  (h) 4.5
amendment)

Opinion and Consent of Counsel (to be filed by amendment)                                             (i) 1.1

Other Opinions - Consent of independent auditors of the Registrant  (to be filed by                   (j) 1.1
amendment)

Code of Ethics of Ark Asset Management Co., Inc. (to be filed by amendment)                           (p) 1.4

Code of Ethics of Aronson+Johnson+Ortiz, LP (to be filed by amendment)                                (p) 1.5

Code of Ethics of Arrowstreet Capital, Limited Partnership (to be filed by amendment)                 (p) 1.6

Code of Ethics of Capital International, Inc. (to be filed by amendment)                              (p) 1.10

Code of Ethics of Delaware Management Company (to be filed by amendment)                              (p) 1.14

Code of Ethics of Fidelity Management and Research Company (Amended) (to be filed by                  (p) 1.17
amendment)

Code of Ethics of Kayne Anderson Rudnick Investment Management, LLC (to be filed by                   (p) 1.29
amendment)

Code of Ethics of John A. Levin & Co., Inc. (to be filed by amendment)                                (p) 1.31

Code of Ethics of Lincoln Capital Fixed Income Management Company (Amended) (to be filed by           (p) 1.32
amendment)

Code of Ethics of Marvin & Palmer Associates, Inc. (Amended) (to be filed by amendment)               (p) 1.35

Code of Ethics of Morgan Stanley Investments, LP (to be filed by amendment)                           (p) 1.40

Code of Ethics of Roxbury Capital Management, LLC (to be filed by amendment)                          (p) 1.43

Code of Ethics of Sands Capital Management, Inc. (to be filed by amendment)                           (p) 1.45



                                     FRANK RUSSELL INVESTMENT COMPANY

                                             FILE NO. 2-71299
                                            FILE NO. 811-3153


                                                 EXHIBITS

                                        Listed in Part C, Item 23
                                    To Post-Effective Amendment No. 67
                                           and Amendment No. 67
                                                    to
                                   Registration Statement on Form N-1A
                                                  Under
                                          Securities Act of 1933
                                                   and
                                      Investment Company Act of 1940